Schedule of Investments
ARIZONA TAX-EXEMPT FUND	June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.4%
Arizona – 96.4%
Arizona Board of Regents Refunding COPS, University of Arizona Project,
5.00%, 6/1/28	$400	$447
Arizona Board of Regents Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/43	850	945
Arizona Board of Regents State University System Revenue Bonds, Series A,
5.00%, 7/1/31	550	575
5.00%, 7/1/34	750	781
5.00%, 7/1/35	750	781
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,000	1,062
5.00%, 7/1/41	1,000	1,051
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	495	535
Arizona Board of Regents University System Revenue Refunding Bonds,
5.00%, 6/1/33	1,710	1,844
Arizona Board Of Regents University System Revenue Refunding Bonds, Stimulus Plan For Economic,
3.13%, 8/1/39	430	375
Arizona IDA Hospital Revenue Bonds, Phoenix Children's Hospital,
4.00%, 2/1/50	1,000	936
Arizona State IDA Lease Revenue Bonds, Series A,
3.00%, 9/1/50	1,030	750
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/33	1,175	1,152
Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,
5.00%, 2/1/30	1,000	1,128
Bullhead City Excise Tax Revenue Bonds, Second Series,
2.70%, 7/1/51	2,500	1,713
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Arizona – 96.4%continued
Bullhead City Excise TRB,
4.00%, 7/1/52	$1,000	$980
Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,
5.00%, 7/1/28	500	549
5.00%, 7/1/29	750	821
5.00%, 7/1/30	500	546
5.00%, 7/1/31	600	654
Gilbert Water Resource Municipal Property Corp. Utility System Senior Lien Revenue Bonds, Green Bonds,
5.00%, 7/15/36	200	233
Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/32	500	562
Glendale Union School District No.205 G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 7/1/23	525	542
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),
3.35%, 1/1/28	840	873
Maricopa County Arizona Elementary School District No. 92 Pendergast Elementary G.O Unlimited Bonds, Projects of 2016 & 2021,
5.00%, 7/1/31	500	576
5.00%, 7/1/32	400	454
Maricopa County Arizona Elementary School District No. 92 Pendergast Elementary G.O Unlimited Bonds, Series E,
4.00%, 7/1/30	800	854
Maricopa County Arizona Unified School District No. 69 Paradise Valley G.O Unlimited Bonds, School Improvement Project,
4.00%, 7/1/39	275	277
Maricopa County Buckeye Elementary School District No. 33 G.O. Unlimited Bonds, Series 2020, School Improvement Bonds Projects of 2015 & 2019 (AGM Insured),
4.00%, 7/1/33	300	319

NORTHERN FUNDS QUARTERLY REPORT     1    FIXED INCOME FUNDS

Schedule of Investments
ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Arizona – 96.4%continued
4.00%, 7/1/36	$305	$319
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (BAM Insured),
5.00%, 7/1/34	1,100	1,207
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,
5.00%, 7/1/31	275	309
5.00%, 7/1/32	250	280
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,
5.25%, 7/1/28(1)	940	973
5.50%, 7/1/29(1)	485	503
5.50%, 7/1/30(1)	375	389
Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),
5.00%, 7/1/38	1,000	1,091
Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AGM Insured),
5.00%, 7/1/35	625	692
5.00%, 7/1/36	1,175	1,299
Maricopa County IDA Education Revenue Bonds, Legacy Traditional Schools Project,
4.00%, 7/1/51	250	196
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/39	1,285	1,394
5.00%, 7/1/47	1,000	1,060
Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, Honorhealth,
5.00%, 9/1/42	4,000	4,208
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Arizona – 96.4%continued
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/38	$1,250	$1,318
Maricopa County Industrial Development Authority Hospital Revenue Bonds, Series A, Honor Health,
3.00%, 9/1/51	2,000	1,443
Maricopa County School District No. 3 Tempe Elementary G.O. Limited Refunding Bonds,
4.00%, 7/1/23	680	695
Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series A, School Improvement Project,
5.00%, 7/1/26	2,250	2,471
Maricopa County School District No. 31 Balsz G.O. Unlimited Bonds, Series A, School Improvement Project of 2018 (AGM Insured),
5.00%, 7/1/31	1,575	1,769
4.00%, 7/1/37	500	516
Maricopa County School District No. 83 G.O. Unlimited Bonds, Series B, Cartwright Elementary School Improvement Project of 2020 (AGM Insured),
5.00%, 7/1/33	300	344
Maricopa County Special Health Care District G.O. Unlimited Bonds,
5.00%, 7/1/35	1,000	1,099
4.00%, 7/1/38	2,500	2,530
Maricopa County Special Health Care District G.O. Unlimited Bonds, Series D,
5.00%, 7/1/31	2,300	2,653
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
5.00%, 7/1/28	525	587
5.00%, 7/1/29	650	726
5.00%, 7/1/31	500	557

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Arizona – 96.4%continued
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series C,
5.00%, 7/1/24	$1,000	$1,059
Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Bonds, Series C,
5.00%, 7/1/32	1,000	1,123
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series A,
4.00%, 7/1/28	1,000	1,000
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011,
4.50%, 7/1/27	1,700	1,740
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series C, School Improvement Project of 2015,
5.00%, 7/1/30	1,335	1,513
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	400	432
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/37	650	703
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,032
Mesa Utility System Revenue Bonds,
3.00%, 7/1/44	500	409
Mesa Utility System Revenue Refunding Bonds, Series B,
5.00%, 7/1/30	290	331
Mesa Utility Systems Revenue Bonds, Series A (BAM Insured),
5.00%, 7/1/46	1,000	1,095
Oro Valley Excise Tax & Parks & Recreation Tax Revenue Bonds,
4.00%, 7/1/32	225	242
Peoria G.O. Unlimited Bonds,
4.00%, 7/15/23	640	655
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Arizona – 96.4%continued
Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,
5.00%, 7/1/44	$1,545	$1,641
4.00%, 7/1/49	1,000	964
5.00%, 7/1/49	1,000	1,054
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	4,000	4,320
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series A,
4.00%, 7/1/45	1,000	990
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series B,
5.00%, 7/1/24	500	529
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/44	2,850	3,136
5.00%, 7/1/45	1,000	1,109
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Refunding Bonds, Series B,
4.00%, 7/1/28	1,000	1,029
Phoenix Civic Improvement Corporation Junior Lien Airport Revenue Bonds,
3.00%, 7/1/49	1,150	888
Phoenix Civic Improvement Corporation Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	1,330	1,012
Phoenix IDA Healthcare Facilities Revenue Bonds, Mayo Clinic,
4.00%, 11/15/57	1,000	948
Pima County IDA Revenue Refunding Bonds, Tucson Medical Center,
3.00%, 4/1/51	1,000	716
Pima County Sewer System Revenue Bonds,
5.00%, 7/1/25	1,000	1,032

NORTHERN FUNDS QUARTERLY REPORT     3    FIXED INCOME FUNDS

Schedule of Investments
ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Arizona – 96.4%continued
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	$1,005	$1,037
Pima County Unified School District No. 20 G.O. Unlimited Bonds, Vail School Improvement (BAM Insured),
5.00%, 7/1/26	1,000	1,097
Prescott Valley Pledged Revenue Refunding Bonds, Series A,
5.00%, 1/1/23	750	763
5.00%, 1/1/25	625	666
Queen Creek Excise Tax & State Shared Revenue Bonds, Series B,
5.00%, 8/1/47	2,540	2,604
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/31	1,000	1,113
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/36	1,105	1,171
4.00%, 1/1/38	1,000	1,010
Scottsdale G.O. Unlimited Bonds, Series C, Projects of 2015,
5.00%, 7/1/24	100	106
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	2,675	3,036
Sedona Excise Tax Revenue Bonds (BAM Insured),
4.00%, 7/1/38	350	357
Tempe G.O. Unlimited Bonds,
5.00%, 7/1/33	1,125	1,272
Vistancia Community Facilities District G.O. Unlimited Refunding Bonds (BAM Insured),
4.00%, 7/15/26	450	476
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%continued
Arizona – 96.4%continued
Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,
3.13%, 8/1/43	$2,450	$1,975
4.00%, 8/1/43	1,000	966
		101,294
Total Municipal Bonds
(Cost $108,952)		101,294

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(2) (3)	553,737	$554
Total Investment Companies
(Cost $554)		554

Total Investments – 96.9%
(Cost $109,506)		101,848
Other Assets less Liabilities – 3.1%		3,218
NET ASSETS – 100.0%		$105,066

(1)	Security has converted to a fixed rate as of July 1, 2015, and is a fixed rate going forward.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

COPS - Certificates of Participation

G.O. - General Obligation

IDA - Industrial Development Authority

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	96.4%
Investment Companies	0.5%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$101,294	$—	$101,294
Investment Companies	554	—	—	554
Total Investments	$554	$101,294	$—	$101,848

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$10,279	$16,226	$25,951	$4	$554	553,737
NORTHERN FUNDS QUARTERLY REPORT     5    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 1.6%
Auto Floor Plan – 0.0%
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	$100	$99
Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A
2.44%, 9/15/26	400	389
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A
1.06%, 9/15/27	200	184
		672
Automobile – 0.2%
Ally Auto Receivables Trust, Series 2022-1, Class A3
3.31%, 11/15/26	100	99
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C
1.06%, 8/18/26	100	95
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class B
0.68%, 10/19/26	100	96
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D
1.21%, 12/18/26	100	94
BMW Vehicle Owner Trust, Series 2022-A, Class A3
3.21%, 8/25/26	50	49
Capital One Prime Auto Receivables Trust, Series 2020-1, Class A4
1.63%, 8/15/25	100	98
Capital One Prime Auto Receivables Trust, Series 2021-1, Class A3
0.77%, 9/15/26	100	94
CarMax Auto Owner Trust, Series 2021-4, Class A3
0.56%, 9/15/26	200	192
CarMax Auto Owner Trust, Series 2022-1, Class A3
1.47%, 12/15/26	100	96
CarMax Auto Owner Trust, Series 2022-2, Class A3
3.49%, 2/16/27	200	199
Carvana Auto Receivables Trust, Series 2022-P1, Class A3
3.35%, 2/10/27	175	172
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Automobile – 0.2%continued
Drive Auto Receivables Trust, Series 2021-2, Class D
1.39%, 3/15/29	$100	$92
Drive Auto Receivables Trust, Series 2021-3, Class C
1.47%, 1/15/27	100	94
Exeter Automobile Receivables Trust, Series 2021-3A, Class C
0.96%, 10/15/26	200	191
Ford Credit Auto Owner Trust, Series 2020-C, Class A4
0.51%, 8/15/26	100	93
Ford Credit Auto Owner Trust, Series 2020-C, Class B
0.79%, 8/15/26	100	92
GM Financial Automobile Leasing Trust, Series 2022-2, Class A3
3.42%, 6/20/25	100	99
GM Financial Automobile Leasing Trust, Series 2022-2, Class A4
3.54%, 5/20/26	100	99
GM Financial Consumer Automobile Receivables Trust, Series 2021-3, Class A3
0.48%, 6/16/26	100	96
GM Financial Consumer Automobile Receivables Trust, Series 2021-4, Class A3
0.68%, 9/16/26	200	191
Honda Auto Receivables Owner Trust, Series 2021-1, Class A4
0.42%, 1/21/28	100	94
Honda Auto Receivables Owner Trust, Series 2021-2, Class A3
0.33%, 8/15/25	100	97
Honda Auto Receivables Owner Trust, Series 2021-4, Class A3
0.88%, 1/21/26	200	191
Hyundai Auto Receivables Trust, Series 2021-B, Class A3
0.38%, 1/15/26	100	96
Hyundai Auto Receivables Trust, Series 2021-B, Class A4
0.60%, 2/16/27	100	92

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Automobile – 0.2%continued
Hyundai Auto Receivables Trust, Series 2021-C, Class A3
0.74%, 5/15/26	$150	$143
Mercedes-Benz Auto Receivables Trust, Series 2021-1, Class A3
0.46%, 6/15/26	100	96
Nissan Auto Receivables Owner Trust, Series 2019-C, Class A4
1.95%, 5/15/26	100	98
Santander Drive Auto Receivables Trust, Series 2020-3, Class D
1.64%, 11/16/26	75	73
Santander Drive Auto Receivables Trust, Series 2021-2, Class D
1.35%, 7/15/27	100	94
Santander Drive Auto Receivables Trust, Series 2021-4, Class C
1.26%, 2/16/27	75	72
Santander Drive Auto Receivables Trust, Series 2021-4, Class D
1.67%, 10/15/27	100	93
Santander Drive Auto Receivables Trust, Series 2022-3, Class B
4.13%, 8/16/27	50	49
Santander Drive Auto Receivables Trust, Series 2022-3, Class C
4.49%, 8/15/29	50	49
Toyota Auto Receivables Owner Trust, Series 2021-B, Class A3
0.26%, 11/17/25	100	96
Toyota Auto Receivables Owner Trust, Series 2021-C, Class A3
0.43%, 1/15/26	100	95
Toyota Auto Receivables Owner Trust, Series 2021-C, Class A4
0.72%, 1/15/27	100	92
Toyota Auto Receivables Owner Trust, Series 2021-D, Class A3
0.71%, 4/15/26	100	95
Toyota Auto Receivables Owner Trust, Series 2022-A, Class A3
1.23%, 6/15/26	100	96
Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3
1.02%, 6/22/26	100	96
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Automobile – 0.2%continued
World Omni Auto Receivables Trust, Series 2019-C, Class A4
2.03%, 12/15/25	$100	$99
World Omni Auto Receivables Trust, Series 2021-C, Class A3
0.44%, 8/17/26	100	96
World Omni Automobile Lease Securitization Trust, Series 2021-A, Class A3
0.42%, 8/15/24	100	96
		4,529
Commercial Mortgage-Backed Securities – 1.2%
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4
3.17%, 7/15/49	300	289
BANK, Series 2017-BNK7, Class A5
3.44%, 9/15/60	250	241
BANK, Series 2017-BNK9, Class A4
3.54%, 11/15/54	250	242
BANK, Series 2018-BN10, Class A5
3.69%, 2/15/61	100	97
BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61	200	199
BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	300	300
BANK, Series 2018-BN13, Class A5
4.22%, 8/15/61	100	100
BANK, Series 2018-BN14, Class A4
4.23%, 9/15/60	200	199
BANK, Series 2018-BN15, Class A4
4.41%, 11/15/61	300	302
BANK, Series 2019-BN18, Class A3
3.33%, 5/15/62	200	188
BANK, Series 2019-BN19, Class A3
3.18%, 8/15/61	300	279
BANK, Series 2019-BN20, Class A3
3.01%, 9/15/62	250	230
BANK, Series 2020-BN25, Class A5
2.65%, 1/15/63	200	179
BANK, Series 2020-BN26, Class A4
2.40%, 3/15/63	400	350
BANK, Series 2020-BN27, Class A5
2.14%, 4/15/63	1,000	859

NORTHERN FUNDS QUARTERLY REPORT     7    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Commercial Mortgage-Backed Securities – 1.2%continued
BANK, Series 2020-BN28, Class A4
1.84%, 3/15/63	$500	$415
BANK, Series 2021-BN31, Class A4
2.04%, 2/15/54	200	168
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4
3.58%, 5/15/52	200	191
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5
2.92%, 8/15/52	100	91
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	150	150
BBCMS Mortgage Trust, Series 2020-C6, Class A4
2.64%, 2/15/53	200	178
Benchmark Mortgage Trust, Series 2018-B2, Class A5
3.88%, 2/15/51	150	147
Benchmark Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	100	99
Benchmark Mortgage Trust, Series 2018-B5, Class A4
4.21%, 7/15/51	200	199
Benchmark Mortgage Trust, Series 2018-B7, Class A4
4.51%, 5/15/53	783	790
Benchmark Mortgage Trust, Series 2018-B8, Class A5
4.23%, 1/15/52	100	99
Benchmark Mortgage Trust, Series 2019-B12, Class A5
3.12%, 8/15/52	125	116
Benchmark Mortgage Trust, Series 2020-B16, Class A5
2.73%, 2/15/53	200	180
Benchmark Mortgage Trust, Series 2020-B17, Class A5
2.29%, 3/15/53	200	174
Benchmark Mortgage Trust, Series 2020-B18, Class A5
1.93%, 7/15/53	500	421
Benchmark Mortgage Trust, Series 2020-B19, Class A5
1.85%, 9/15/53	500	418
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Commercial Mortgage-Backed Securities – 1.2%continued
Benchmark Mortgage Trust, Series 2020-B20, Class A5
2.03%, 10/15/53	$250	$211
Benchmark Mortgage Trust, Series 2020-IG1, Class A3
2.69%, 9/15/43	100	89
Benchmark Mortgage Trust, Series 2021-B23, Class A5
2.07%, 2/15/54	200	167
CD Mortgage Trust, Series 2017-CD4, Class A4
3.51%, 5/10/50	250	242
CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 8/15/50	250	241
CD Mortgage Trust, Series 2017-CD6, Class A5
3.46%, 11/13/50	200	192
CD Mortgage Trust, Series 2018-CD7, Class A4
4.28%, 8/15/51	200	199
CD Mortgage Trust, Series 2019-CD8, Class A4
2.91%, 8/15/57	150	136
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3
3.87%, 1/10/48	300	295
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4
3.28%, 5/10/58	250	241
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	250	240
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS
4.65%, 9/10/46	100	100
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4
3.64%, 10/10/47	100	98
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	200	195
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5
3.72%, 9/15/48	200	197

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Commercial Mortgage-Backed Securities – 1.2%continued
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 5/10/49	$250	$240
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4
3.15%, 11/15/49	150	144
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5
3.62%, 2/10/49	300	294
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4
3.31%, 4/10/49	250	243
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4
3.33%, 4/15/49	250	241
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	250	241
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	100	98
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	200	198
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4
4.41%, 11/10/51	200	200
COMM Mortgage Trust, Series 2014-CR19, Class A5
3.80%, 8/10/47	300	297
COMM Mortgage Trust, Series 2014-UBS5, Class A4
3.84%, 9/10/47	500	495
COMM Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	250	247
COMM Mortgage Trust, Series 2015-CR24, Class A5
3.70%, 8/10/48	500	492
COMM Mortgage Trust, Series 2015-DC1, Class A5
3.35%, 2/10/48	200	196
COMM Mortgage Trust, Series 2015-LC19, Class A4
3.18%, 2/10/48	500	487
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Commercial Mortgage-Backed Securities – 1.2%continued
COMM Mortgage Trust, Series 2015-PC1, Class A5
3.90%, 7/10/50	$200	$198
Commercial Mortgage Trust, Series 2018-COR3, Class A3
4.23%, 5/10/51	200	198
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4
3.51%, 4/15/50	225	221
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.72%, 8/15/48	500	491
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5
3.09%, 1/15/49	100	96
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5
3.50%, 11/15/49	200	193
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4
4.42%, 11/15/51	300	299
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 4/15/51	100	98
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3
2.56%, 3/15/53	200	175
DBJPM Mortgage Trust, Series 2017-C6, Class A5
3.33%, 6/10/50	250	239
DBJPM Mortgage Trust, Series 2020-C9, Class A5
1.93%, 8/15/53	100	84
GS Mortgage Securities Trust, Series 2014-GC20, Class A5
4.00%, 4/10/47	100	99
GS Mortgage Securities Trust, Series 2014-GC24, Class A5
3.93%, 9/10/47	300	297
GS Mortgage Securities Trust, Series 2014-GC26, Class A5
3.63%, 11/10/47	250	247
GS Mortgage Securities Trust, Series 2016-GS3, Class A4
2.85%, 10/10/49	200	190

NORTHERN FUNDS QUARTERLY REPORT     9    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Commercial Mortgage-Backed Securities – 1.2%continued
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	$250	$242
GS Mortgage Securities Trust, Series 2017-GS8, Class A4
3.47%, 11/10/50	200	194
GS Mortgage Securities Trust, Series 2018-GS9, Class A4
3.99%, 3/10/51	150	147
GS Mortgage Securities Trust, Series 2019-GC40, Class A4
3.16%, 7/10/52	150	139
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.91%, 2/13/53	300	271
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS
3.37%, 12/15/47	50	50
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3
3.14%, 12/15/49	150	143
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5
2.87%, 8/15/49	200	189
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS
3.14%, 8/15/49	100	94
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	300	292
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5
3.45%, 9/15/50	100	96
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	200	188
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5
3.64%, 11/15/47	200	197
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Commercial Mortgage-Backed Securities – 1.2%continued
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5
3.82%, 7/15/48	$200	$197
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A4
3.14%, 6/15/49	100	96
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5
3.41%, 10/15/50	200	192
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5
2.18%, 5/13/53	1,000	851
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5
3.53%, 10/15/48	100	98
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4
3.33%, 5/15/49	250	241
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5
2.86%, 9/15/49	100	95
Morgan Stanley Capital I Trust, Series 2018-H3, Class A5
4.18%, 7/15/51	150	148
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	100	99
Morgan Stanley Capital I Trust, Series 2018-L1, Class A4
4.41%, 10/15/51	200	200
Morgan Stanley Capital I Trust, Series 2019-H7, Class A4
3.26%, 7/15/52	250	232
Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4
2.04%, 7/15/53	500	422
Morgan Stanley Capital I Trust, Series 2020-L4, Class A3
2.70%, 2/15/53	200	178

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Commercial Mortgage-Backed Securities – 1.2%continued
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	$200	$193
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.46%, 6/15/50	250	237
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4
3.49%, 8/15/50	250	240
UBS Commercial Mortgage Trust, Series 2017-C3, Class A4
3.43%, 8/15/50	175	168
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5
3.58%, 12/15/50	100	96
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	150	145
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	200	199
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
4.24%, 6/15/51	150	148
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4
4.33%, 10/15/51	200	199
UBS Commercial Mortgage Trust, Series 2018-C14, Class A4
4.45%, 12/15/51	100	99
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	150	147
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4
4.12%, 3/15/51	100	98
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 2/15/48	100	98
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4
3.66%, 9/15/58	250	246
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5
3.18%, 4/15/50	200	193
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Commercial Mortgage-Backed Securities – 1.2%continued
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5
3.77%, 7/15/58	$300	$296
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4
3.72%, 12/15/48	350	344
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4
3.56%, 1/15/59	200	196
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4
3.43%, 3/15/59	250	243
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	100	95
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4
3.07%, 11/15/59	250	237
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4
2.94%, 10/15/49	200	190
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4
2.92%, 11/15/49	150	143
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 9/15/50	250	240
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4
3.58%, 10/15/50	100	97
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	100	97
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4
4.01%, 3/15/51	150	148
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class A5
4.21%, 5/15/51	155	154
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5
4.30%, 1/15/52	100	100
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5
3.73%, 5/15/52	200	192

NORTHERN FUNDS QUARTERLY REPORT     11    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Commercial Mortgage-Backed Securities – 1.2%continued
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class A5
2.73%, 2/15/53	$100	$89
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5
2.45%, 6/15/53	500	436
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class ASB
2.84%, 3/15/48	60	59
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5
3.63%, 11/15/47	250	247
		29,371
Credit Card – 0.1%
American Express Credit Account Master Trust, Series 2021-1, Class A
0.90%, 11/15/26	225	212
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 5/15/27	300	299
BA Credit Card Trust, Series 2020-A1, Class A1
0.34%, 5/15/26	150	144
BA Credit Card Trust, Series 2021-A1, Class A
0.44%, 9/15/26	200	190
Barclays Dryrock Issuance Trust, Series 2021-1, Class A
0.63%, 7/15/27	200	188
Barclays Dryrock Issuance Trust, Series 2022-1, Class A
3.07%, 2/15/28	100	98
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3
2.06%, 8/15/28	150	142
Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1
0.55%, 7/15/26	150	142
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2
1.39%, 7/15/30	150	131
Capital One Multi-Asset Execution Trust, Series 2021-A3, Class A3
1.04%, 11/15/26	200	189
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Credit Card – 0.1%continued
Capital One Multi-Asset Execution Trust, Series 2022-A1, Class A1
2.80%, 3/15/27	$200	$196
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	150	169
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	200	202
Discover Card Execution Note Trust, Series 2021-A1, Class A1
0.58%, 9/15/26	150	140
Discover Card Execution Note Trust, Series 2021-A2, Class A2
1.03%, 9/15/28	100	89
Discover Card Execution Note Trust, Series 2022-A2, Class A
3.32%, 5/15/27	100	100
Synchrony Card Funding LLC, Series 2022-A1, Class A
3.37%, 4/15/28	100	99
		2,730
Other – 0.1%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A3
2.84%, 3/1/26	58	57
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3
4.24%, 8/15/23	11	11
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3
3.03%, 10/15/25	87	86
CNH Equipment Trust, Series 2021-B, Class A3
0.44%, 8/17/26	150	143
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3
4.38%, 11/1/23	11	12
John Deere Owner Trust, Series 2021-B, Class A3
0.52%, 3/16/26	150	142
John Deere Owner Trust, Series 2021-B, Class A4
0.74%, 5/15/28	75	68

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Other – 0.1%continued
PSNH Funding LLC 3, Series 2018-1, Class A3
3.81%, 2/1/35	$100	$97
Verizon Master Trust, Series 2021-1, Class A
0.50%, 5/20/27	200	188
Verizon Master Trust, Series 2021-2, Class A
0.99%, 4/20/28	200	188
Verizon Master Trust, Series 2022-2, Class A
1.53%, 7/20/28	200	189
		1,181
Total Asset-Backed Securities
(Cost $41,204)		38,483

CORPORATE BONDS – 20.2%
Advertising & Marketing – 0.0%
Interpublic Group of (The) Cos., Inc.,
4.75%, 3/30/30	300	294
Omnicom Group, Inc./Omnicom Capital, Inc.,
3.60%, 4/15/26	525	510
		804
Aerospace & Defense – 0.5%
Boeing (The) Co.,
2.85%, 10/30/24	110	106
4.88%, 5/1/25	568	566
2.20%, 2/4/26	378	341
3.25%, 3/1/28	55	49
3.20%, 3/1/29	110	95
2.95%, 2/1/30	250	208
6.13%, 2/15/33	135	136
6.63%, 2/15/38	100	101
5.88%, 2/15/40	1,175	1,096
5.81%, 5/1/50	1,060	974
General Dynamics Corp.,
2.13%, 8/15/26	350	328
4.25%, 4/1/40	1,000	956
2.85%, 6/1/41	160	124
L3Harris Technologies, Inc.,
4.40%, 6/15/28	449	441
Lockheed Martin Corp.,
3.55%, 1/15/26	298	299
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Aerospace & Defense – 0.5%continued
3.60%, 3/1/35	$135	$125
4.07%, 12/15/42	868	806
3.80%, 3/1/45	230	203
4.09%, 9/15/52	20	19
Northrop Grumman Corp.,
3.25%, 1/15/28	1,000	950
5.05%, 11/15/40	250	249
4.75%, 6/1/43	250	240
4.03%, 10/15/47	60	53
Precision Castparts Corp.,
3.90%, 1/15/43	100	88
4.38%, 6/15/45	350	332
Raytheon Technologies Corp.,
4.13%, 11/16/28	1,111	1,096
2.38%, 3/15/32	139	118
4.70%, 12/15/41	100	96
4.50%, 6/1/42	450	429
4.80%, 12/15/43	1,000	971
3.75%, 11/1/46	750	635
		12,230
Apparel & Textile Products – 0.1%
NIKE, Inc.,
2.75%, 3/27/27	347	334
2.85%, 3/27/30	903	830
3.25%, 3/27/40	75	64
3.38%, 11/1/46	500	427
		1,655
Asset Management – 0.2%
Ameriprise Financial, Inc.,
3.70%, 10/15/24	500	500
3.00%, 4/2/25	250	244
2.88%, 9/15/26	435	416
Ares Capital Corp.,
3.88%, 1/15/26	620	569
BlackRock, Inc.,
3.50%, 3/18/24	250	251
1.90%, 1/28/31	720	597
Charles Schwab (The) Corp.,
3.63%, 4/1/25	250	248
3.45%, 2/13/26	280	277
3.20%, 3/2/27	500	480
Franklin Resources, Inc.,
2.95%, 8/12/51	270	185

NORTHERN FUNDS QUARTERLY REPORT     13    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Asset Management – 0.2%continued
Owl Rock Capital Corp.,
3.75%, 7/22/25	$300	$278
		4,045
Automotive – 0.3%
American Honda Finance Corp.,
3.63%, 10/10/23	500	501
2.40%, 6/27/24	80	78
BorgWarner, Inc.,
4.38%, 3/15/45	170	139
Daimler Finance North America LLC,
8.50%, 1/18/31	175	221
General Motors Co.,
6.13%, 10/1/25	119	123
6.80%, 10/1/27	118	124
5.00%, 10/1/28	526	510
6.25%, 10/2/43	1,050	1,000
6.75%, 4/1/46	145	146
5.40%, 4/1/48	267	232
General Motors Financial Co., Inc.,
2.70%, 8/20/27	740	651
2.40%, 10/15/28	237	197
5.65%, 1/17/29	84	84
2.35%, 1/8/31	33	26
3.10%, 1/12/32	33	27
Toyota Motor Credit Corp.,
2.25%, 10/18/23	545	538
2.50%, 3/22/24	750	738
0.80%, 10/16/25	750	682
3.05%, 3/22/27	1,500	1,442
		7,459
Banking – 2.6%
Bank of America Corp.,
4.10%, 7/24/23	52	53
4.20%, 8/26/24	280	281
4.00%, 1/22/25	1,502	1,495
(Variable, ICE LIBOR USD 3M + 0.97%), 3.46%, 3/15/25 (1)	28	28
3.95%, 4/21/25	1,375	1,356
(Variable, ICE LIBOR USD 3M + 0.87%), 2.46%, 10/22/25 (1)	21	20
(Variable, U.S. SOFR + 0.65%), 1.53%, 12/6/25 (1)	405	377
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Banking – 2.6%continued
(Variable, ICE LIBOR USD 3M + 0.81%), 3.37%, 1/23/26 (1)	$1,000	$968
(Variable, ICE LIBOR USD 3M + 0.64%), 2.02%, 2/13/26 (1)	760	712
4.45%, 3/3/26	500	498
3.50%, 4/19/26	98	95
4.25%, 10/22/26	47	46
(Variable, U.S. SOFR + 1.01%), 1.20%, 10/24/26 (1)	2,000	1,790
(Variable, U.S. SOFR + 0.91%), 1.66%, 3/11/27 (1)	72	65
(Variable, U.S. SOFR + 0.96%), 1.73%, 7/22/27 (1)	907	806
4.18%, 11/25/27	146	142
(Variable, U.S. SOFR + 1.05%), 2.55%, 2/4/28 (1)	18	16
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28 (1)	1,089	1,014
(Variable, ICE LIBOR USD 3M + 1.07%), 3.97%, 3/5/29 (1)	7	7
(Variable, U.S. SOFR + 1.06%), 2.09%, 6/14/29 (1)	129	111
(Variable, ICE LIBOR USD 3M + 1.21%), 3.97%, 2/7/30 (1)	199	188
(Variable, ICE LIBOR USD 3M + 1.18%), 3.19%, 7/23/30 (1)	132	118
(Variable, ICE LIBOR USD 3M + 0.99%), 2.50%, 2/13/31 (1)	5,293	4,473
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (1)	52	44
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (1)	380	319
6.11%, 1/29/37	150	161
(Variable, U.S. SOFR + 1.93%), 2.68%, 6/19/41 (1)	167	120
5.00%, 1/21/44	223	219
(Variable, ICE LIBOR USD 3M + 1.19%), 3.95%, 1/23/49 (1)	790	671
(Variable, ICE LIBOR USD 3M + 1.52%), 4.33%, 3/15/50 (1)	755	678
(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 3/20/51 (1)	810	698
Bank of America N.A.,
6.00%, 10/15/36	250	273
Citigroup, Inc.,
3.75%, 6/16/24	382	383

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Banking – 2.6%continued
3.88%, 3/26/25	$1,730	$1,706
(Variable, ICE LIBOR USD 3M + 0.90%), 3.35%, 4/24/25 (1)	47	46
4.40%, 6/10/25	133	133
5.50%, 9/13/25	217	223
(Variable, U.S. SOFR + 0.53%), 1.28%, 11/3/25 (1)	49	45
(Variable, U.S. SOFR + 0.69%), 2.01%, 1/25/26 (1)	1,379	1,292
4.60%, 3/9/26	205	205
(Variable, U.S. SOFR + 2.84%), 3.11%, 4/8/26 (1)	884	849
3.40%, 5/1/26	264	255
3.20%, 10/21/26	596	567
4.30%, 11/20/26	825	813
4.45%, 9/29/27	170	166
(Variable, ICE LIBOR USD 3M + 1.39%), 3.67%, 7/24/28 (1)	710	670
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (1)	2,000	1,910
(Variable, U.S. SOFR + 2.11%), 2.57%, 6/3/31 (1)	750	630
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (1)	1,000	823
6.63%, 6/15/32	100	109
5.88%, 2/22/33	350	362
6.13%, 8/25/36	125	132
8.13%, 7/15/39	332	432
(Variable, U.S. SOFR + 4.55%), 5.32%, 3/26/41 (1)	180	181
5.88%, 1/30/42	30	32
(Variable, U.S. SOFR + 1.38%), 2.90%, 11/3/42 (1)	168	122
4.75%, 5/18/46	530	473
Discover Bank,
2.70%, 2/6/30	250	209
Fifth Third Bancorp,
3.65%, 1/25/24	570	568
8.25%, 3/1/38	275	353
HSBC Bank U.S.A. N.A.,
7.00%, 1/15/39	350	409
HSBC U.S.A., Inc.,
3.50%, 6/23/24	1,000	994
Huntington National Bank (The),
3.55%, 10/6/23	1,000	999
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Banking – 2.6%continued
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 0.89%), 3.80%, 7/23/24 (1)	$40	$40
3.88%, 9/10/24	1,704	1,701
3.90%, 7/15/25	349	350
7.75%, 7/15/25	54	59
(Variable, CME Term SOFR 3M + 1.59%), 2.01%, 3/13/26 (1)	40	37
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (1)	3,260	3,048
3.20%, 6/15/26	379	366
2.95%, 10/1/26	122	116
(Variable, CME Term SOFR 3M + 0.70%), 1.04%, 2/4/27 (1)	121	107
(Variable, U.S. SOFR + 0.89%), 1.58%, 4/22/27 (1)	423	376
8.00%, 4/29/27	750	854
(Variable, U.S. SOFR + 0.77%), 1.47%, 9/22/27 (1)	540	474
4.25%, 10/1/27	299	296
3.63%, 12/1/27	952	914
(Variable, ICE LIBOR USD 3M + 1.34%), 3.78%, 2/1/28 (1)	500	480
(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28 (1)	176	173
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 1/23/29 (1)	310	290
(Variable, U.S. SOFR + 1.02%), 2.07%, 6/1/29 (1)	190	163
(Variable, U.S. SOFR + 2.52%), 2.96%, 5/13/31 (1)	545	471
6.40%, 5/15/38	359	406
5.60%, 7/15/41	405	423
(Variable, U.S. SOFR + 1.51%), 2.53%, 11/19/41 (1)	785	562
5.40%, 1/6/42	100	102
5.63%, 8/16/43	150	156
(Variable, ICE LIBOR USD 3M + 1.58%), 4.26%, 2/22/48 (1)	285	254
(Variable, ICE LIBOR USD 3M + 1.38%), 3.96%, 11/15/48 (1)	740	627
(Variable, ICE LIBOR USD 3M + 1.22%), 3.90%, 1/23/49 (1)	1,500	1,266
(Variable, U.S. SOFR + 2.44%), 3.11%, 4/22/51 (1)	1,500	1,099

NORTHERN FUNDS QUARTERLY REPORT     15    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Banking – 2.6%continued
KeyBank N.A.,
3.30%, 6/1/25	$250	$246
M&T Bank Corp.,
3.55%, 7/26/23	100	100
PNC Bank N.A.,
3.80%, 7/25/23	1,000	1,003
PNC Financial Services Group (The), Inc.,
3.15%, 5/19/27	455	434
2.55%, 1/22/30	545	474
Truist Bank,
3.63%, 9/16/25	250	245
4.05%, 11/3/25	600	604
3.80%, 10/30/26	322	315
Truist Financial Corp.,
2.85%, 10/26/24	352	345
3.70%, 6/5/25	213	212
(Variable, U.S. SOFR + 0.61%), 1.27%, 3/2/27 (1)	142	127
1.13%, 8/3/27	221	189
U.S. Bancorp,
3.60%, 9/11/24	350	349
2.38%, 7/22/26	133	125
(Variable, U.S. SOFR + 0.73%), 2.22%, 1/27/28 (1)	322	295
3.90%, 4/26/28	545	539
U.S. Bank N.A.,
2.80%, 1/27/25	250	244
Wells Fargo & Co.,
4.13%, 8/15/23	111	112
3.00%, 2/19/25	655	640
3.00%, 4/22/26	800	761
(Variable, U.S. SOFR + 1.32%), 3.91%, 4/25/26 (1)	736	724
(Variable, U.S. SOFR + 2.00%), 2.19%, 4/30/26 (1)	119	111
3.00%, 10/23/26	618	583
(Variable, ICE LIBOR USD 3M + 1.17%), 3.20%, 6/17/27 (1)	15	14
4.30%, 7/22/27	110	109
(Variable, U.S. SOFR + 1.51%), 3.53%, 3/24/28 (1)	112	106
(Variable, ICE LIBOR USD 3M + 1.31%), 3.58%, 5/22/28 (1)	585	555
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Banking – 2.6%continued
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (1)	$749	$671
3.90%, 5/1/45	950	799
4.40%, 6/14/46	850	740
(Variable, U.S. SOFR + 4.50%), 5.01%, 4/4/51 (1)	2,500	2,452
Wells Fargo Bank N.A.,
5.85%, 2/1/37	500	533
6.60%, 1/15/38	50	58
		63,957
Beverages – 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	1,980	1,861
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 1/23/29	915	931
3.50%, 6/1/30	2,085	1,954
8.00%, 11/15/39	310	395
4.95%, 1/15/42	190	181
4.60%, 4/15/48	1,520	1,365
Brown-Forman Corp.,
4.50%, 7/15/45	200	185
Coca-Cola (The) Co.,
3.38%, 3/25/27	499	495
1.50%, 3/5/28	81	72
2.13%, 9/6/29	81	72
1.65%, 6/1/30	179	152
2.00%, 3/5/31	1,000	862
3.00%, 3/5/51	1,000	807
Constellation Brands, Inc.,
3.60%, 2/15/28	95	90
3.15%, 8/1/29	283	255
2.88%, 5/1/30	256	223
2.25%, 8/1/31	284	230
5.25%, 11/15/48	167	164
Keurig Dr. Pepper, Inc.,
2.55%, 9/15/26	185	172
4.42%, 12/15/46	450	400
Molson Coors Beverage Co.,
3.00%, 7/15/26	170	160
5.00%, 5/1/42	275	254
4.20%, 7/15/46	300	246

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Beverages – 0.6%continued
PepsiCo, Inc.,
2.75%, 4/30/25	$380	$374
2.85%, 2/24/26	120	118
2.75%, 3/19/30	483	445
1.63%, 5/1/30	77	65
1.95%, 10/21/31	3,000	2,556
		15,084
Biotechnology & Pharmaceuticals – 1.3%
AbbVie, Inc.,
3.85%, 6/15/24	1,000	999
3.80%, 3/15/25	413	410
3.60%, 5/14/25	155	152
3.20%, 5/14/26	56	54
2.95%, 11/21/26	163	154
4.25%, 11/14/28	271	268
3.20%, 11/21/29	467	430
4.70%, 5/14/45	2,340	2,203
Amgen, Inc.,
3.20%, 11/2/27	100	95
2.45%, 2/21/30	150	131
3.35%, 2/22/32	1,000	915
5.15%, 11/15/41	126	125
2.77%, 9/1/53	1,876	1,266
Baxalta, Inc.,
4.00%, 6/23/25	225	224
Biogen, Inc.,
4.05%, 9/15/25	55	54
2.25%, 5/1/30	40	33
3.15%, 5/1/50	25	17
3.25%, 2/15/51	87	61
Bristol-Myers Squibb Co.,
3.20%, 6/15/26	379	374
3.90%, 2/20/28	644	645
3.40%, 7/26/29	121	117
4.35%, 11/15/47	1,083	1,032
3.70%, 3/15/52	1,000	864
Gilead Sciences, Inc.,
3.65%, 3/1/26	2,000	1,964
1.20%, 10/1/27	250	215
4.00%, 9/1/36	1,000	934
4.80%, 4/1/44	185	179
4.50%, 2/1/45	150	138
4.75%, 3/1/46	210	201
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Biotechnology & Pharmaceuticals – 1.3%continued
4.15%, 3/1/47	$60	$53
GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	1,000	995
5.38%, 4/15/34	150	165
6.38%, 5/15/38	274	327
4.20%, 3/18/43	276	260
Johnson & Johnson,
2.45%, 3/1/26	393	382
0.95%, 9/1/27	1,000	882
2.90%, 1/15/28	1,107	1,069
1.30%, 9/1/30	2,000	1,682
4.38%, 12/5/33	250	259
3.55%, 3/1/36	68	64
5.95%, 8/15/37	32	38
4.85%, 5/15/41	400	419
3.70%, 3/1/46	970	893
Merck & Co., Inc.,
2.75%, 2/10/25	186	184
1.70%, 6/10/27	426	387
1.90%, 12/10/28	193	172
3.40%, 3/7/29	612	591
2.15%, 12/10/31	388	334
3.60%, 9/15/42	25	22
3.70%, 2/10/45	60	53
2.45%, 6/24/50	1,000	702
Mylan, Inc.,
4.55%, 4/15/28	55	52
5.40%, 11/29/43	585	492
Novartis Capital Corp.,
3.40%, 5/6/24	24	24
1.75%, 2/14/25	99	95
2.00%, 2/14/27	70	65
3.10%, 5/17/27	97	94
2.20%, 8/14/30	1,500	1,322
3.70%, 9/21/42	36	33
4.40%, 5/6/44	214	214
Pfizer, Inc.,
2.95%, 3/15/24	250	249
3.40%, 5/15/24	126	126
3.00%, 12/15/26	24	23
2.63%, 4/1/30	1,000	913
7.20%, 3/15/39	311	407
5.60%, 9/15/40	194	217

NORTHERN FUNDS QUARTERLY REPORT     17    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Biotechnology & Pharmaceuticals – 1.3%continued
4.30%, 6/15/43	$426	$412
4.13%, 12/15/46	519	498
Pharmacia LLC,
6.60%, 12/1/28	125	141
Utah Acquisition Sub, Inc.,
3.95%, 6/15/26	230	217
Wyeth LLC,
5.95%, 4/1/37	725	837
Zoetis, Inc.,
3.95%, 9/12/47	450	393
4.45%, 8/20/48	40	37
		31,048
Cable & Satellite – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.75%, 2/15/28	1,451	1,340
2.25%, 1/15/29	964	792
5.05%, 3/30/29	305	294
2.80%, 4/1/31	715	573
5.75%, 4/1/48	520	466
4.80%, 3/1/50	980	777
3.90%, 6/1/52	1,000	694
Comcast Corp.,
3.30%, 2/1/27	283	275
2.65%, 2/1/30	1,720	1,539
3.40%, 4/1/30	1,370	1,285
1.50%, 2/15/31	209	168
4.25%, 1/15/33	775	761
7.05%, 3/15/33	140	168
4.00%, 8/15/47	40	35
4.00%, 11/1/49	46	40
2.89%, 11/1/51	44	31
4.05%, 11/1/52	361	316
2.94%, 11/1/56	1,213	843
2.99%, 11/1/63	2,279	1,554
TCI Communications, Inc.,
7.88%, 2/15/26	755	847
Time Warner Cable LLC,
6.55%, 5/1/37	68	68
7.30%, 7/1/38	705	736
6.75%, 6/15/39	130	129
5.50%, 9/1/41	75	66
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Cable & Satellite – 0.6%continued
Time Warner Entertainment Co. L.P.,
8.38%, 7/15/33	$260	$301
		14,098
Chemicals – 0.2%
Dow Chemical (The) Co.,
7.38%, 11/1/29	46	53
4.25%, 10/1/34	470	446
9.40%, 5/15/39	174	249
5.25%, 11/15/41	400	392
DuPont de Nemours, Inc.,
5.32%, 11/15/38	208	206
5.42%, 11/15/48	1,000	993
Eastman Chemical Co.,
4.80%, 9/1/42	200	178
4.65%, 10/15/44	100	86
Ecolab, Inc.,
2.70%, 11/1/26	70	68
International Flavors & Fragrances, Inc.,
5.00%, 9/26/48	67	62
Lubrizol (The) Corp.,
6.50%, 10/1/34	50	60
Mosaic (The) Co.,
5.45%, 11/15/33	250	258
4.88%, 11/15/41	100	91
RPM International, Inc.,
3.75%, 3/15/27	100	96
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	205	195
2.95%, 8/15/29	438	392
2.30%, 5/15/30	153	129
2.20%, 3/15/32	204	164
4.55%, 8/1/45	30	26
Westlake Corp.,
3.60%, 8/15/26	701	682
3.38%, 6/15/30	249	223
		5,049
Commercial Support Services – 0.0%
Republic Services, Inc.,
3.38%, 11/15/27	296	283
3.95%, 5/15/28	432	423
2.30%, 3/1/30	118	101
		807

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Construction Materials – 0.1%
Carlisle Cos., Inc.,
2.75%, 3/1/30	$500	$420
Martin Marietta Materials, Inc.,
3.45%, 6/1/27	500	477
Owens Corning,
3.40%, 8/15/26	400	382
3.88%, 6/1/30	500	457
		1,736
Consumer Services – 0.1%
California Institute of Technology,
4.70%, 11/1/11 (2)	110	106
Duke University,
2.68%, 10/1/44	200	154
Emory University,
2.97%, 9/1/50	500	397
Johns Hopkins University,
4.08%, 7/1/53	100	96
Massachusetts Institute of Technology,
5.60%, 7/1/11 (2)	190	228
4.68%, 7/1/14 (3)	15	15
3.89%, 7/1/16 (4)	300	250
Northwestern University,
4.64%, 12/1/44	50	52
President and Fellows of Harvard College,
2.52%, 10/15/50	1,000	732
Trustees of the University of Pennsylvania (The),
4.67%, 9/1/12 (5)	100	98
University of Southern California,
2.81%, 10/1/50	500	380
		2,508
Containers & Packaging – 0.1%
International Paper Co.,
7.30%, 11/15/39	45	53
6.00%, 11/15/41	480	498
Packaging Corp. of America,
3.65%, 9/15/24	250	249
WestRock MWV LLC,
7.95%, 2/15/31	100	119
WRKCo, Inc.,
4.90%, 3/15/29	350	351
		1,270
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Diversified Industrials – 0.2%
3M Co.,
3.25%, 2/14/24	$356	$355
2.00%, 2/14/25	100	96
3.05%, 4/15/30	2,000	1,866
Dover Corp.,
2.95%, 11/4/29	10	9
General Electric Co.,
6.75%, 3/15/32	44	49
Honeywell International, Inc.,
3.35%, 12/1/23	260	261
2.50%, 11/1/26	461	440
1.10%, 3/1/27	182	162
2.70%, 8/15/29	137	126
3.81%, 11/21/47	125	114
Illinois Tool Works, Inc.,
3.50%, 3/1/24	250	251
3.90%, 9/1/42	700	622
Parker-Hannifin Corp.,
3.30%, 11/21/24	500	493
3.25%, 6/14/29	500	458
4.20%, 11/21/34	200	186
4.45%, 11/21/44	500	448
		5,936
E-Commerce Discretionary – 0.2%
Amazon.com, Inc.,
2.80%, 8/22/24	592	587
5.20%, 12/3/25	302	317
1.20%, 6/3/27	408	363
1.65%, 5/12/28	198	175
3.88%, 8/22/37	1,050	995
4.95%, 12/5/44	255	267
3.10%, 5/12/51	1,000	788
4.25%, 8/22/57	500	469
eBay, Inc.,
1.40%, 5/10/26	24	22
2.70%, 3/11/30	373	319
2.60%, 5/10/31	167	139
4.00%, 7/15/42	235	200
		4,641
Electric & Gas Marketing & Trading – 0.1%
Consolidated Edison Co. of New York, Inc.,
5.30%, 3/1/35	150	156

NORTHERN FUNDS QUARTERLY REPORT     19    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Electric & Gas Marketing & Trading – 0.1%continued
5.85%, 3/15/36	$100	$108
6.75%, 4/1/38	100	117
5.50%, 12/1/39	85	88
4.20%, 3/15/42	1,763	1,553
3.95%, 3/1/43	120	103
4.45%, 3/15/44	100	91
3.85%, 6/15/46	100	84
Evergy Metro, Inc.,
5.30%, 10/1/41	50	51
Southern Power Co.,
5.25%, 7/15/43	60	57
		2,408
Electric Utilities – 1.5%
AEP Transmission Co. LLC,
4.00%, 12/1/46	200	177
3.65%, 4/1/50	500	413
Alabama Power Co.,
3.85%, 12/1/42	60	51
Ameren Illinois Co.,
3.25%, 3/1/25	500	494
Appalachian Power Co.,
7.00%, 4/1/38	75	87
Arizona Public Service Co.,
3.15%, 5/15/25	500	490
4.50%, 4/1/42	230	204
4.20%, 8/15/48	250	214
Baltimore Gas and Electric Co.,
2.40%, 8/15/26	130	123
3.75%, 8/15/47	475	405
Berkshire Hathaway Energy Co.,
5.15%, 11/15/43	500	511
CenterPoint Energy Houston Electric LLC,
2.40%, 9/1/26	50	47
3.00%, 2/1/27	150	144
3.55%, 8/1/42	40	34
4.25%, 2/1/49	500	471
CMS Energy Corp.,
3.00%, 5/15/26	40	38
3.45%, 8/15/27	500	479
4.88%, 3/1/44	500	475
Commonwealth Edison Co.,
6.45%, 1/15/38	200	233
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Electric Utilities – 1.5%continued
3.80%, 10/1/42	$90	$77
4.60%, 8/15/43	100	96
Connecticut Light and Power (The) Co.,
4.00%, 4/1/48	250	226
Constellation Energy Generation LLC,
5.75%, 10/1/41	430	416
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/38	265	295
5.10%, 6/1/65	50	50
Dominion Energy, Inc.,
4.25%, 6/1/28	1,000	984
5.25%, 8/1/33	250	258
5.95%, 6/15/35	750	798
7.00%, 6/15/38	20	23
4.90%, 8/1/41	35	34
4.05%, 9/15/42	100	85
DTE Electric Co.,
4.05%, 5/15/48	500	456
Duke Energy Carolinas LLC,
6.45%, 10/15/32	106	119
6.10%, 6/1/37	150	165
4.25%, 12/15/41	210	193
3.75%, 6/1/45	350	293
Duke Energy Corp.,
3.75%, 4/15/24	100	100
2.65%, 9/1/26	1,249	1,170
3.40%, 6/15/29	751	686
3.75%, 9/1/46	120	94
Duke Energy Florida LLC,
6.35%, 9/15/37	340	390
3.40%, 10/1/46	290	228
Duke Energy Indiana LLC,
6.12%, 10/15/35	500	546
6.35%, 8/15/38	25	28
6.45%, 4/1/39	225	255
4.90%, 7/15/43	1,000	980
Duke Energy Progress LLC,
4.10%, 3/15/43	200	179
Entergy Louisiana LLC,
5.40%, 11/1/24	150	155
3.05%, 6/1/31	950	856
Entergy Texas, Inc.,
4.50%, 3/30/39	250	234

FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Electric Utilities – 1.5%continued
Evergy Kansas Central, Inc.,
4.13%, 3/1/42	$275	$245
Eversource Energy,
3.15%, 1/15/25	100	98
1.65%, 8/15/30	165	131
Exelon Corp.,
5.63%, 6/15/35	75	79
4.70%, 4/15/50	100	94
Florida Power & Light Co.,
5.65%, 2/1/37	335	366
5.95%, 2/1/38	150	169
5.96%, 4/1/39	250	284
5.69%, 3/1/40	30	33
4.13%, 2/1/42	250	235
4.05%, 6/1/42	100	93
Georgia Power Co.,
4.30%, 3/15/42	60	52
4.30%, 3/15/43	100	86
Indiana Michigan Power Co.,
6.05%, 3/15/37	200	219
ITC Holdings Corp.,
3.35%, 11/15/27	200	191
MidAmerican Energy Co.,
3.50%, 10/15/24	100	100
4.80%, 9/15/43	100	99
4.40%, 10/15/44	150	142
3.15%, 4/15/50	2,000	1,566
National Grid U.S.A.,
5.80%, 4/1/35	425	446
National Rural Utilities Cooperative Finance Corp.,
2.85%, 1/27/25	1,000	978
8.00%, 3/1/32	50	62
4.30%, 3/15/49	125	117
Nevada Power Co.,
6.65%, 4/1/36	100	115
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	1,561	1,311
2.44%, 1/15/32	439	366
Northern States Power Co.,
5.35%, 11/1/39	1,065	1,144
4.13%, 5/15/44	200	181
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	148
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Electric Utilities – 1.5%continued
Oklahoma Gas and Electric Co.,
4.15%, 4/1/47	$200	$180
Oncor Electric Delivery Co. LLC,
7.50%, 9/1/38	145	187
Pacific Gas and Electric Co.,
4.55%, 7/1/30	2,345	2,084
5.90%, 6/15/32	655	633
4.50%, 7/1/40	500	387
PacifiCorp,
6.10%, 8/1/36	200	219
6.25%, 10/15/37	275	310
4.13%, 1/15/49	50	45
Potomac Electric Power Co.,
3.60%, 3/15/24	150	150
PPL Electric Utilities Corp.,
6.25%, 5/15/39	275	314
4.13%, 6/15/44	100	90
Public Service Electric and Gas Co.,
3.00%, 5/15/25	500	490
3.95%, 5/1/42	50	45
3.65%, 9/1/42	30	26
Puget Energy, Inc.,
3.65%, 5/15/25	500	489
Puget Sound Energy, Inc.,
6.27%, 3/15/37	75	84
5.64%, 4/15/41	340	359
San Diego Gas & Electric Co.,
3.60%, 9/1/23	200	201
4.50%, 8/15/40	150	141
Sempra Energy,
3.25%, 6/15/27	150	142
6.00%, 10/15/39	250	264
Southern (The) Co.,
3.70%, 4/30/30	900	835
4.40%, 7/1/46	1,000	870
Southern California Edison Co.,
6.65%, 4/1/29	300	320
6.00%, 1/15/34	100	108
5.35%, 7/15/35	586	584
5.55%, 1/15/37	275	276
5.95%, 2/1/38	710	735
6.05%, 3/15/39	50	52
5.50%, 3/15/40	150	148

NORTHERN FUNDS QUARTERLY REPORT     21    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Electric Utilities – 1.5%continued
3.90%, 3/15/43	$150	$120
4.13%, 3/1/48	90	74
Southwestern Electric Power Co.,
2.75%, 10/1/26	130	122
4.10%, 9/15/28	250	241
3.90%, 4/1/45	170	136
Tampa Electric Co.,
4.10%, 6/15/42	50	44
Union Electric Co.,
3.90%, 9/15/42	50	44
4.00%, 4/1/48	250	221
Virginia Electric and Power Co.,
6.00%, 5/15/37	15	17
6.35%, 11/30/37	40	46
8.88%, 11/15/38	300	425
4.65%, 8/15/43	150	143
4.45%, 2/15/44	75	70
3.80%, 9/15/47	125	107
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	97
3.30%, 9/1/49	150	118
Xcel Energy, Inc.,
6.50%, 7/1/36	100	113
		37,615
Electrical Equipment – 0.1%
Carrier Global Corp.,
2.72%, 2/15/30	1,000	863
Fortive Corp.,
4.30%, 6/15/46	105	92
Otis Worldwide Corp.,
3.36%, 2/15/50	500	378
Rockwell Automation, Inc.,
4.20%, 3/1/49	100	91
		1,424
Entertainment Content – 0.3%
Discovery Communications LLC,
4.90%, 3/11/26	45	45
4.13%, 5/15/29	467	431
5.30%, 5/15/49	145	124
Fox Corp.,
5.58%, 1/25/49	500	488
Magallanes, Inc.,
4.28%, 3/15/32 (6)	563	503
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Entertainment Content – 0.3%continued
NBCUniversal Media LLC,
4.45%, 1/15/43	$397	$367
Paramount Global,
4.75%, 5/15/25	199	201
4.20%, 5/19/32	1,000	882
4.38%, 3/15/43	593	459
5.85%, 9/1/43	197	184
5.25%, 4/1/44	30	26
Walt Disney (The) Co.,
3.70%, 9/15/24	618	620
3.70%, 3/23/27	297	293
6.40%, 12/15/35	31	36
4.13%, 12/1/41	105	95
4.95%, 10/15/45	500	500
2.75%, 9/1/49	1,696	1,211
3.60%, 1/13/51	1,304	1,088
		7,553
Food – 0.2%
Conagra Brands, Inc.,
1.38%, 11/1/27	85	71
7.00%, 10/1/28	200	216
4.85%, 11/1/28	100	99
5.30%, 11/1/38	500	471
General Mills, Inc.,
3.65%, 2/15/24	75	75
2.88%, 4/15/30	218	193
2.25%, 10/14/31	432	354
Hershey (The) Co.,
2.30%, 8/15/26	365	347
Ingredion, Inc.,
3.20%, 10/1/26	250	239
J.M. Smucker (The) Co.,
3.50%, 3/15/25	500	494
4.38%, 3/15/45	250	220
Kellogg Co.,
4.50%, 4/1/46	750	689
Kraft Heinz Foods Co.,
4.88%, 10/1/49	1,000	883
Tyson Foods, Inc.,
5.15%, 8/15/44	455	450
		4,801

FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Forestry, Paper & Wood Products – 0.0%
Georgia-Pacific LLC,
8.00%, 1/15/24	$500	$530
7.75%, 11/15/29	500	603
		1,133
Gas & Water Utilities – 0.2%
American Water Capital Corp.,
3.40%, 3/1/25	35	34
2.95%, 9/1/27	1,000	938
6.59%, 10/15/37	105	122
4.30%, 12/1/42	75	69
4.30%, 9/1/45	520	464
3.45%, 5/1/50	12	10
3.25%, 6/1/51	58	45
Atmos Energy Corp.,
4.15%, 1/15/43	250	221
4.13%, 10/15/44	75	66
CenterPoint Energy Resources Corp.,
5.85%, 1/15/41	50	54
NiSource, Inc.,
5.95%, 6/15/41	77	80
5.25%, 2/15/43	100	97
4.80%, 2/15/44	580	519
5.65%, 2/1/45	200	201
Southern California Gas Co.,
3.75%, 9/15/42	250	209
4.30%, 1/15/49	125	113
Southern Co. Gas Capital Corp.,
5.88%, 3/15/41	600	632
4.40%, 5/30/47	250	218
Southwest Gas Corp.,
3.80%, 9/29/46	250	194
		4,286
Health Care Facilities & Services – 0.9%
Advocate Health & Hospitals Corp.,
3.01%, 6/15/50	265	197
Aetna, Inc.,
6.63%, 6/15/36	40	45
6.75%, 12/15/37	150	172
4.50%, 5/15/42	100	89
3.88%, 8/15/47	143	118
AHS Hospital Corp.,
5.02%, 7/1/45	100	106
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Health Care Facilities & Services – 0.9%continued
AmerisourceBergen Corp.,
3.25%, 3/1/25	$135	$132
4.25%, 3/1/45	60	52
4.30%, 12/15/47	500	450
Ascension Health,
2.53%, 11/15/29	750	678
Cardinal Health, Inc.,
3.75%, 9/15/25	250	247
4.60%, 3/15/43	35	31
4.50%, 11/15/44	710	608
Cigna Corp.,
2.38%, 3/15/31	845	713
4.80%, 7/15/46	580	552
4.90%, 12/15/48	460	442
3.40%, 3/15/50	250	191
CommonSpirit Health,
3.82%, 10/1/49	1,000	834
CVS Health Corp.,
3.88%, 7/20/25	74	74
1.30%, 8/21/27	74	64
4.30%, 3/25/28	162	160
3.25%, 8/15/29	1,672	1,526
2.13%, 9/15/31	68	55
4.78%, 3/25/38	130	123
4.13%, 4/1/40	40	35
5.30%, 12/5/43	750	749
5.13%, 7/20/45	275	265
5.05%, 3/25/48	730	699
Dignity Health,
5.27%, 11/1/64	200	195
Elevance Health, Inc.,
3.50%, 8/15/24	300	299
2.38%, 1/15/25	492	474
3.65%, 12/1/27	263	256
4.10%, 3/1/28	245	242
6.38%, 6/15/37	500	589
4.63%, 5/15/42	525	499
3.60%, 3/15/51	300	243
HCA, Inc.,
4.50%, 2/15/27	1,780	1,711
2.38%, 7/15/31	250	195
5.50%, 6/15/47	330	294
5.25%, 6/15/49	170	146

NORTHERN FUNDS QUARTERLY REPORT     23    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Health Care Facilities & Services – 0.9%continued
Humana, Inc.,
3.13%, 8/15/29	$85	$77
Kaiser Foundation Hospitals,
3.27%, 11/1/49	500	396
Laboratory Corp. of America Holdings,
4.70%, 2/1/45	300	266
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	93
NYU Langone Hospitals,
4.37%, 7/1/47	500	463
Quest Diagnostics, Inc.,
3.45%, 6/1/26	115	112
Sutter Health,
4.09%, 8/15/48	500	441
UnitedHealth Group, Inc.,
3.50%, 2/15/24	40	40
3.75%, 7/15/25	547	546
3.45%, 1/15/27	1,100	1,084
3.88%, 12/15/28	108	107
2.88%, 8/15/29	400	369
2.00%, 5/15/30	160	137
5.80%, 3/15/36	250	280
6.63%, 11/15/37	640	774
6.88%, 2/15/38	170	210
4.38%, 3/15/42	219	208
4.75%, 7/15/45	281	283
3.13%, 5/15/60	1,000	730
		21,166
Home & Office Products – 0.0%
Leggett & Platt, Inc.,
3.50%, 11/15/27	818	782
Whirlpool Corp.,
3.70%, 5/1/25	250	248
4.50%, 6/1/46	60	51
		1,081
Home Construction – 0.0%
D.R. Horton, Inc.,
2.60%, 10/15/25	510	480
Household Products – 0.1%
Church & Dwight Co., Inc.,
3.95%, 8/1/47	100	87
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Household Products – 0.1%continued
Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37	$100	$118
4.38%, 6/15/45	150	141
4.15%, 3/15/47	70	65
Kimberly-Clark Corp.,
6.63%, 8/1/37	350	426
3.20%, 7/30/46	125	100
Procter & Gamble (The) Co.,
3.10%, 8/15/23	250	251
3.00%, 3/25/30	1,080	1,019
1.20%, 10/29/30	420	343
Unilever Capital Corp.,
2.00%, 7/28/26	674	634
2.90%, 5/5/27	326	313
5.90%, 11/15/32	125	142
		3,639
Industrial Support Services – 0.0%
WW Grainger, Inc.,
4.60%, 6/15/45	300	287
Institutional Financial Services – 1.0%
Bank of New York Mellon (The) Corp.,
1.60%, 4/24/25	285	268
3.25%, 5/16/27	500	485
(Variable, ICE LIBOR USD 3M + 1.07%), 3.44%, 2/7/28 (1)	1,000	964
Citigroup Global Markets Holdings, Inc.,
0.75%, 6/7/24	60	56
CME Group, Inc.,
3.75%, 6/15/28	300	296
5.30%, 9/15/43	45	49
Goldman Sachs Group (The), Inc.,
3.75%, 5/22/25	1,956	1,933
(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 9/29/25 (1)	123	120
(Variable, U.S. SOFR + 0.61%), 0.86%, 2/12/26 (1)	454	413
3.75%, 2/25/26	1,747	1,712
3.50%, 11/16/26	299	287
(Variable, U.S. SOFR + 0.79%), 1.09%, 12/9/26 (1)	46	41
5.95%, 1/15/27	613	642
3.85%, 1/26/27	238	230

FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Institutional Financial Services – 1.0%continued
(Variable, U.S. SOFR + 0.80%), 1.43%, 3/9/27 (1)	$348	$308
(Variable, U.S. SOFR + 0.82%), 1.54%, 9/10/27 (1)	108	95
(Variable, U.S. SOFR + 0.91%), 1.95%, 10/21/27 (1)	445	394
(Variable, U.S. SOFR + 1.11%), 2.64%, 2/24/28 (1)	804	730
(Variable, ICE LIBOR USD 3M + 1.51%), 3.69%, 6/5/28 (1)	579	549
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 4/23/29 (1)	70	66
(Variable, U.S. SOFR + 1.09%), 1.99%, 1/27/32 (1)	2,000	1,580
6.75%, 10/1/37	615	681
(Variable, ICE LIBOR USD 3M + 1.43%), 4.41%, 4/23/39 (1)	1,020	926
6.25%, 2/1/41	300	332
(Variable, U.S. SOFR + 1.51%), 3.21%, 4/22/42 (1)	1,000	764
4.80%, 7/8/44	350	331
Intercontinental Exchange, Inc.,
2.65%, 9/15/40	1,620	1,190
Morgan Stanley,
3.88%, 4/29/24	164	164
(Variable, U.S. SOFR + 0.53%), 0.79%, 5/30/25 (1)	106	99
4.00%, 7/23/25	2,204	2,202
(Variable, U.S. SOFR + 0.56%), 1.16%, 10/21/25 (1)	146	135
6.25%, 8/9/26	100	106
3.63%, 1/20/27	27	26
3.95%, 4/23/27	1,190	1,152
(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (1)	980	870
(Variable, U.S. SOFR + 0.86%), 1.51%, 7/20/27 (1)	164	144
(Variable, U.S. SOFR + 1.00%), 2.48%, 1/21/28 (1)	410	373
(Variable, U.S. SOFR + 1.61%), 4.21%, 4/20/28 (1)	198	194
(Variable, ICE LIBOR USD 3M + 1.34%), 3.59%, 7/22/28 (1)	695	658
(Variable, U.S. SOFR + 1.02%), 1.93%, 4/28/32 (1)	66	52
6.38%, 7/24/42	300	344
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Institutional Financial Services – 1.0%continued
4.30%, 1/27/45	$1,095	$972
4.38%, 1/22/47	1,000	907
State Street Corp.,
3.70%, 11/20/23	340	343
3.30%, 12/16/24	227	225
3.55%, 8/18/25	103	102
		24,510
Insurance – 0.8%
Aflac, Inc.,
3.60%, 4/1/30	1,000	947
Allstate (The) Corp.,
4.50%, 6/15/43	45	42
(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (1)	225	227
American International Group, Inc.,
4.50%, 7/16/44	9	8
4.80%, 7/10/45	6	6
4.38%, 6/30/50	1,000	887
Assurant, Inc.,
4.90%, 3/27/28	215	214
Berkshire Hathaway Finance Corp.,
1.45%, 10/15/30	522	424
2.88%, 3/15/32	178	159
5.75%, 1/15/40	255	281
4.40%, 5/15/42	100	94
4.30%, 5/15/43	440	408
Berkshire Hathaway, Inc.,
3.13%, 3/15/26	745	730
Chubb (The) Corp.,
6.00%, 5/11/37	50	58
6.50%, 5/15/38	85	100
Chubb INA Holdings, Inc.,
3.15%, 3/15/25	295	290
3.35%, 5/3/26	1,000	978
6.70%, 5/15/36	50	59
4.15%, 3/13/43	100	91
Equitable Holdings, Inc.,
5.00%, 4/20/48	1,000	924
Hanover Insurance Group (The), Inc.,
4.50%, 4/15/26	200	199
Hartford Financial Services Group (The), Inc.,
5.95%, 10/15/36	285	311

NORTHERN FUNDS QUARTERLY REPORT     25    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Insurance – 0.8%continued
Lincoln National Corp.,
3.63%, 12/12/26	$265	$257
6.30%, 10/9/37	100	109
Loews Corp.,
4.13%, 5/15/43	75	64
Marsh & McLennan Cos., Inc.,
3.50%, 6/3/24	75	75
3.50%, 3/10/25	385	380
3.75%, 3/14/26	75	74
2.25%, 11/15/30	255	215
5.88%, 8/1/33	880	960
MetLife, Inc.,
3.00%, 3/1/25	830	814
6.38%, 6/15/34	485	562
6.40%, 12/15/36	150	151
4.13%, 8/13/42	460	414
4.72%, 12/15/44	370	347
Principal Financial Group, Inc.,
4.63%, 9/15/42	40	37
Progressive (The) Corp.,
2.45%, 1/15/27	250	236
4.20%, 3/15/48	500	459
Prudential Financial, Inc.,
5.70%, 12/14/36	200	217
3.00%, 3/10/40	1,500	1,211
(Variable, ICE LIBOR USD 3M + 3.04%), 5.20%, 3/15/44 (1)	275	260
3.91%, 12/7/47	344	297
3.94%, 12/7/49	335	288
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	90
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	440
5.35%, 11/1/40	10	10
4.00%, 5/30/47	1,015	899
3.05%, 6/8/51	80	61
Voya Financial, Inc.,
4.80%, 6/15/46	1,000	930
Willis North America, Inc.,
2.95%, 9/15/29	2,000	1,715
		19,009
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Internet Media & Services – 0.0%
Alphabet, Inc.,
2.05%, 8/15/50	$75	$50
2.25%, 8/15/60	1,000	650
		700
Leisure Facilities & Services – 0.1%
Marriott International, Inc.,
3.13%, 6/15/26	130	124
McDonald's Corp.,
3.63%, 5/1/43	209	175
4.88%, 12/9/45	542	533
4.45%, 3/1/47	350	324
4.20%, 4/1/50	400	357
Starbucks Corp.,
3.85%, 10/1/23	200	201
3.50%, 11/15/50	1,000	783
		2,497
Leisure Products – 0.0%
Hasbro, Inc.,
3.90%, 11/19/29	110	101
6.35%, 3/15/40	250	256
		357
Machinery – 0.2%
Caterpillar Financial Services Corp.,
3.75%, 11/24/23	1,000	1,007
1.45%, 5/15/25	115	108
0.90%, 3/2/26	95	86
Caterpillar, Inc.,
3.40%, 5/15/24	790	793
3.80%, 8/15/42	185	168
4.30%, 5/15/44	235	228
3.25%, 9/19/49	220	181
Deere & Co.,
5.38%, 10/16/29	250	270
3.75%, 4/15/50	1,500	1,369
Eaton Corp.,
3.10%, 9/15/27	250	239
John Deere Capital Corp.,
3.05%, 1/6/28	250	240
Trane Technologies Global Holding Co. Ltd.,
5.75%, 6/15/43	150	155
		4,844

FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Medical Equipment & Devices – 0.3%
Abbott Laboratories,
2.95%, 3/15/25	$1,000	$986
1.15%, 1/30/28	565	492
4.75%, 11/30/36	353	374
6.15%, 11/30/37	202	240
4.75%, 4/15/43	650	661
Baxter International, Inc.,
3.50%, 8/15/46	350	275
Becton Dickinson and Co.,
4.69%, 12/15/44	239	221
Boston Scientific Corp.,
7.38%, 1/15/40	540	670
Medtronic, Inc.,
4.38%, 3/15/35	913	910
4.63%, 3/15/45	406	407
Stryker Corp.,
3.50%, 3/15/26	1,000	981
3.65%, 3/7/28	250	244
4.10%, 4/1/43	50	43
4.38%, 5/15/44	200	180
Thermo Fisher Scientific, Inc.,
1.75%, 10/15/28	38	33
		6,717
Metals & Mining – 0.1%
Barrick North America Finance LLC,
5.70%, 5/30/41	500	518
Newmont Corp.,
5.88%, 4/1/35	100	106
4.88%, 3/15/42	150	143
Southern Copper Corp.,
3.88%, 4/23/25	100	99
7.50%, 7/27/35	300	355
6.75%, 4/16/40	90	101
		1,322
Oil & Gas Producers – 1.4%
Boardwalk Pipelines L.P.,
4.45%, 7/15/27	1,650	1,596
BP Capital Markets America, Inc.,
3.80%, 9/21/25	460	462
3.12%, 5/4/26	397	385
3.02%, 1/16/27	712	678
3.54%, 4/6/27	300	291
4.23%, 11/6/28	428	425
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Oil & Gas Producers – 1.4%continued
3.63%, 4/6/30	$142	$134
2.72%, 1/12/32	110	95
3.38%, 2/8/61	500	369
Chevron Corp.,
2.90%, 3/3/24	29	29
3.33%, 11/17/25	140	139
2.95%, 5/16/26	1,465	1,428
Chevron U.S.A., Inc.,
1.02%, 8/12/27	31	27
ConocoPhillips Co.,
3.76%, 3/15/42 (6)	905	792
4.03%, 3/15/62 (6)	405	343
Coterra Energy, Inc.,
4.38%, 3/15/29 (6)	200	196
Devon Energy Corp.,
5.85%, 12/15/25	660	687
Enbridge Energy Partners L.P.,
7.50%, 4/15/38	50	59
5.50%, 9/15/40	141	140
Energy Transfer L.P.,
5.95%, 12/1/25	175	181
3.90%, 7/15/26	98	94
4.40%, 3/15/27	90	87
4.20%, 4/15/27	560	538
5.50%, 6/1/27	266	270
4.95%, 6/15/28	27	27
5.25%, 4/15/29	212	210
4.15%, 9/15/29	183	168
7.50%, 7/1/38	310	332
4.95%, 1/15/43	691	571
5.15%, 2/1/43	309	263
5.30%, 4/1/44	15	13
5.35%, 5/15/45	80	70
Enterprise Products Operating LLC,
3.90%, 2/15/24	591	590
3.95%, 2/15/27	729	717
3.13%, 7/31/29	538	484
2.80%, 1/31/30	472	413
6.88%, 3/1/33	50	57
7.55%, 4/15/38	515	609
5.95%, 2/1/41	40	42
4.20%, 1/31/50	1,000	834

NORTHERN FUNDS QUARTERLY REPORT     27    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Oil & Gas Producers – 1.4%continued
EOG Resources, Inc.,
3.15%, 4/1/25	$145	$143
Exxon Mobil Corp.,
2.44%, 8/16/29	580	522
3.48%, 3/19/30	125	120
2.61%, 10/15/30	260	233
3.00%, 8/16/39	200	163
4.33%, 3/19/50	1,500	1,414
Hess Corp.,
7.13%, 3/15/33	690	768
HF Sinclair Corp.,
4.50%, 10/1/30 (6)	250	228
Kinder Morgan Energy Partners L.P.,
4.30%, 5/1/24	170	170
7.30%, 8/15/33	175	195
6.55%, 9/15/40	205	213
7.50%, 11/15/40	305	343
6.38%, 3/1/41	35	35
5.63%, 9/1/41	310	288
5.40%, 9/1/44	250	230
Magellan Midstream Partners L.P.,
5.00%, 3/1/26	500	511
5.15%, 10/15/43	20	19
Marathon Oil Corp.,
6.80%, 3/15/32	175	188
5.20%, 6/1/45	500	458
Marathon Petroleum Corp.,
3.63%, 9/15/24	88	87
4.70%, 5/1/25	217	220
5.13%, 12/15/26	172	176
3.80%, 4/1/28	38	36
6.50%, 3/1/41	466	509
MPLX L.P.,
2.65%, 8/15/30	355	296
5.20%, 12/1/47	407	366
4.70%, 4/15/48	593	499
ONEOK Partners L.P.,
4.90%, 3/15/25	40	40
6.65%, 10/1/36	80	81
ONEOK, Inc.,
4.55%, 7/15/28	23	22
4.35%, 3/15/29	12	11
7.15%, 1/15/51	1,000	1,060
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Oil & Gas Producers – 1.4%continued
Phillips 66,
4.65%, 11/15/34	$395	$383
5.88%, 5/1/42	140	152
4.88%, 11/15/44	165	160
Phillips 66 Co.,
3.61%, 2/15/25 (6)	76	75
3.55%, 10/1/26 (6)	470	456
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/26	524	515
3.55%, 12/15/29	806	710
6.65%, 1/15/37	80	80
5.15%, 6/1/42	130	109
Sabine Pass Liquefaction LLC,
5.63%, 3/1/25	340	347
5.00%, 3/15/27	268	269
4.50%, 5/15/30	787	754
Southern Union Co.,
8.25%, 11/15/29	25	29
Spectra Energy Partners L.P.,
3.38%, 10/15/26	360	342
5.95%, 9/25/43	89	93
4.50%, 3/15/45	110	96
Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27	505	542
7.00%, 10/15/28	545	593
7.63%, 4/1/37	5	6
Valero Energy Corp.,
7.50%, 4/15/32	765	880
Williams (The) Cos., Inc.,
4.55%, 6/24/24	1,452	1,464
3.75%, 6/15/27	548	523
5.80%, 11/15/43	200	200
		33,267
Oil & Gas Services & Equipment – 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
4.08%, 12/15/47	210	178
Halliburton Co.,
3.80%, 11/15/25	49	48
4.85%, 11/15/35	275	264

FIXED INCOME FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Oil & Gas Services & Equipment – 0.0%continued
7.45%, 9/15/39	$160	$187
4.75%, 8/1/43	15	13
		690
Real Estate Investment Trusts – 0.7%
Alexandria Real Estate Equities, Inc.,
2.75%, 12/15/29	2,000	1,749
American Campus Communities Operating Partnership L.P.,
4.13%, 7/1/24	100	101
American Tower Corp.,
3.38%, 10/15/26	26	25
3.13%, 1/15/27	128	119
3.60%, 1/15/28	79	74
1.50%, 1/31/28	39	32
3.95%, 3/15/29	134	125
3.80%, 8/15/29	1,519	1,394
AvalonBay Communities, Inc.,
3.90%, 10/15/46	500	436
Boston Properties L.P.,
3.13%, 9/1/23	69	68
3.80%, 2/1/24	910	905
2.75%, 10/1/26	66	61
2.90%, 3/15/30	90	77
Brandywine Operating Partnership L.P.,
4.55%, 10/1/29	235	224
Crown Castle International Corp.,
3.15%, 7/15/23	200	198
3.30%, 7/1/30	1,000	882
5.20%, 2/15/49	500	479
CubeSmart L.P.,
3.13%, 9/1/26	250	238
Digital Realty Trust L.P.,
3.60%, 7/1/29	500	452
Duke Realty L.P.,
1.75%, 7/1/30	500	409
Equinix, Inc.,
2.15%, 7/15/30	2,000	1,618
ERP Operating L.P.,
3.50%, 3/1/28	1,000	952
4.50%, 6/1/45	55	51
Essex Portfolio L.P.,
3.88%, 5/1/24	200	199
4.00%, 3/1/29	300	286
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Real Estate Investment Trusts – 0.7%continued
Healthcare Realty Trust, Inc.,
2.40%, 3/15/30	$149	$123
2.05%, 3/15/31	106	83
Healthpeak Properties, Inc.,
3.40%, 2/1/25	13	13
3.25%, 7/15/26	630	607
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	97	95
3.50%, 9/15/30	118	101
Kilroy Realty L.P.,
4.38%, 10/1/25	200	198
Kimco Realty Corp.,
4.25%, 4/1/45	759	636
Mid-America Apartments L.P.,
3.75%, 6/15/24	100	100
National Retail Properties, Inc.,
3.00%, 4/15/52	500	341
Office Properties Income Trust,
4.50%, 2/1/25	150	144
Piedmont Operating Partnership L.P.,
4.45%, 3/15/24	100	100
Realty Income Corp.,
3.00%, 1/15/27	56	53
3.40%, 1/15/28	61	58
3.10%, 12/15/29	123	112
Simon Property Group L.P.,
3.30%, 1/15/26	106	102
1.75%, 2/1/28	30	26
2.45%, 9/13/29	1,001	850
2.65%, 7/15/30	585	496
2.20%, 2/1/31	153	124
2.25%, 1/15/32	735	586
6.75%, 2/1/40	690	777
Ventas Realty L.P.,
3.75%, 5/1/24	60	59
3.50%, 2/1/25	150	146
5.70%, 9/30/43	100	102
Welltower, Inc.,
2.05%, 1/15/29	442	372
4.13%, 3/15/29	260	247
3.10%, 1/15/30	218	193
		17,998

NORTHERN FUNDS QUARTERLY REPORT     29    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Retail - Consumer Staples – 0.3%
Costco Wholesale Corp.,
2.75%, 5/18/24	$750	$745
Kroger (The) Co.,
2.65%, 10/15/26	1,135	1,062
7.50%, 4/1/31	200	237
6.90%, 4/15/38	100	116
5.40%, 7/15/40	400	404
Target Corp.,
2.25%, 4/15/25	1,000	965
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/26	132	128
Walmart, Inc.,
3.30%, 4/22/24	374	375
3.70%, 6/26/28	251	250
2.38%, 9/24/29	147	134
1.80%, 9/22/31	2,000	1,698
		6,114
Retail - Discretionary – 0.3%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	175	149
AutoZone, Inc.,
3.13%, 7/15/23	135	134
3.75%, 4/18/29	121	114
4.00%, 4/15/30	129	123
Home Depot (The), Inc.,
2.50%, 4/15/27	105	99
2.95%, 6/15/29	528	493
2.70%, 4/15/30	66	60
1.88%, 9/15/31	71	59
5.40%, 9/15/40	680	728
5.95%, 4/1/41	405	461
4.88%, 2/15/44	405	411
3.13%, 12/15/49	512	398
3.63%, 4/15/52	643	552
Lowe's Cos., Inc.,
3.13%, 9/15/24	359	355
3.35%, 4/1/27	191	184
4.50%, 4/15/30	1,000	988
4.05%, 5/3/47	94	78
3.00%, 10/15/50	906	631
O'Reilly Automotive, Inc.,
4.35%, 6/1/28	1,000	997
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Retail - Discretionary – 0.3%continued
TJX (The) Cos., Inc.,
2.25%, 9/15/26	$105	$98
		7,112
Semiconductors – 0.5%
Altera Corp.,
4.10%, 11/15/23	1,340	1,355
Applied Materials, Inc.,
3.90%, 10/1/25	500	503
1.75%, 6/1/30	500	421
5.85%, 6/15/41	100	114
Broadcom, Inc.,
1.95%, 2/15/28 (6)	123	105
4.15%, 11/15/30	838	768
2.45%, 2/15/31 (6)	1,024	823
3.42%, 4/15/33 (6)	556	460
4.93%, 5/15/37	1,626	1,458
Intel Corp.,
3.70%, 7/29/25	381	383
1.60%, 8/12/28	434	380
2.00%, 8/12/31	50	42
4.80%, 10/1/41	80	79
3.73%, 12/8/47	741	629
3.25%, 11/15/49	307	239
4.75%, 3/25/50	399	391
3.05%, 8/12/51	131	97
3.10%, 2/15/60	356	254
3.20%, 8/12/61	119	87
KLA Corp.,
4.65%, 11/1/24	300	304
Lam Research Corp.,
1.90%, 6/15/30	1,000	844
NVIDIA Corp.,
3.50%, 4/1/50	1,000	849
QUALCOMM, Inc.,
3.25%, 5/20/27	539	527
2.15%, 5/20/30	181	159
4.80%, 5/20/45	795	814
Texas Instruments, Inc.,
2.90%, 11/3/27	1,000	956
		13,041
Software – 0.7%
Adobe, Inc.,
1.90%, 2/1/25	96	92

FIXED INCOME FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Software – 0.7%continued
2.15%, 2/1/27	$419	$392
Autodesk, Inc.,
3.50%, 6/15/27	135	129
Citrix Systems, Inc.,
3.30%, 3/1/30	200	195
Microsoft Corp.,
3.63%, 12/15/23	208	210
2.88%, 2/6/24	645	643
2.70%, 2/12/25	22	22
2.40%, 8/8/26	2,670	2,566
3.30%, 2/6/27	1,525	1,515
2.53%, 6/1/50	942	694
2.92%, 3/17/52	748	590
2.68%, 6/1/60	723	518
3.04%, 3/17/62	1,178	913
Oracle Corp.,
2.50%, 4/1/25	130	124
2.95%, 5/15/25	135	129
1.65%, 3/25/26	17	15
2.65%, 7/15/26	2,771	2,554
2.80%, 4/1/27	13	12
2.30%, 3/25/28	1,124	967
2.88%, 3/25/31	1,090	898
3.80%, 11/15/37	5	4
5.38%, 7/15/40	590	537
4.13%, 5/15/45	365	278
4.00%, 7/15/46	330	244
3.60%, 4/1/50	1,000	695
4.38%, 5/15/55	25	19
3.85%, 4/1/60	1,000	686
Roper Technologies, Inc.,
1.00%, 9/15/25	2,000	1,808
3.85%, 12/15/25	220	218
3.80%, 12/15/26	235	229
		17,896
Specialty Finance – 0.4%
Air Lease Corp.,
3.00%, 9/15/23	113	111
4.25%, 9/15/24	131	129
2.88%, 1/15/26	121	111
1.88%, 8/15/26	78	67
3.63%, 12/1/27	163	145
2.10%, 9/1/28	131	105
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Specialty Finance – 0.4%continued
4.63%, 10/1/28	$518	$479
3.25%, 10/1/29	500	421
Ally Financial, Inc.,
5.80%, 5/1/25	2,000	2,043
American Express Co.,
3.70%, 8/3/23	188	189
3.40%, 2/22/24	156	156
3.00%, 10/30/24	220	216
3.63%, 12/5/24	1,125	1,118
3.13%, 5/20/26	500	485
1.65%, 11/4/26	84	76
4.05%, 5/3/29	72	71
Capital One Financial Corp.,
3.90%, 1/29/24	273	273
3.75%, 4/24/24	1,000	996
3.30%, 10/30/24	777	758
3.75%, 7/28/26	150	143
3.75%, 3/9/27	250	239
(Variable, U.S. SOFR + 0.86%), 1.88%, 11/2/27 (1)	355	311
Discover Financial Services,
4.50%, 1/30/26	500	490
GATX Corp.,
3.50%, 3/15/28	500	468
5.20%, 3/15/44	35	33
Synchrony Financial,
4.25%, 8/15/24	570	566
3.95%, 12/1/27	635	579
		10,778
Steel – 0.1%
Nucor Corp.,
2.98%, 12/15/55	1,275	863
Steel Dynamics, Inc.,
3.45%, 4/15/30	500	445
		1,308
Technology Hardware – 0.7%
Apple, Inc.,
3.00%, 2/9/24	1,320	1,317
2.85%, 5/11/24	1,570	1,559
2.75%, 1/13/25	938	926
2.50%, 2/9/25	55	54
1.13%, 5/11/25	107	100
2.45%, 8/4/26	225	215

NORTHERN FUNDS QUARTERLY REPORT     31    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Technology Hardware – 0.7%continued
3.35%, 2/9/27	$370	$368
3.20%, 5/11/27	427	421
2.90%, 9/12/27	993	958
1.20%, 2/8/28	220	192
2.20%, 9/11/29	113	102
1.65%, 5/11/30	1,000	848
1.25%, 8/20/30	632	518
3.85%, 5/4/43	265	244
4.45%, 5/6/44	75	75
3.45%, 2/9/45	25	22
4.38%, 5/13/45	160	158
4.65%, 2/23/46	206	212
4.25%, 2/9/47	19	18
3.75%, 11/13/47	25	22
2.95%, 9/11/49	700	551
2.65%, 5/11/50	2,000	1,475
Arrow Electronics, Inc.,
3.88%, 1/12/28	250	238
Cisco Systems, Inc.,
2.20%, 9/20/23	235	233
2.95%, 2/28/26	375	368
5.90%, 2/15/39	600	683
5.50%, 1/15/40	90	98
Corning, Inc.,
5.75%, 8/15/40	170	178
5.35%, 11/15/48	500	504
Dell International LLC/EMC Corp.,
5.85%, 7/15/25	1,000	1,031
6.02%, 6/15/26	1,000	1,038
4.90%, 10/1/26	44	44
5.30%, 10/1/29	258	254
8.35%, 7/15/46	223	278
Hewlett Packard Enterprise Co.,
1.75%, 4/1/26	160	146
6.35%, 10/15/45	200	201
HP, Inc.,
6.00%, 9/15/41	275	278
Juniper Networks, Inc.,
5.95%, 3/15/41	100	98
NetApp, Inc.,
3.30%, 9/29/24	160	157
		16,182
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Technology Services – 0.5%
Equifax, Inc.,
2.35%, 9/15/31	$980	$784
Fiserv, Inc.,
3.85%, 6/1/25	45	45
3.50%, 7/1/29	1,865	1,701
International Business Machines Corp.,
3.63%, 2/12/24	16	16
3.00%, 5/15/24	1,419	1,407
7.00%, 10/30/25	323	355
3.45%, 2/19/26	195	193
3.30%, 5/15/26	237	231
1.70%, 5/15/27	324	291
6.50%, 1/15/28	100	111
3.50%, 5/15/29	403	384
1.95%, 5/15/30	488	409
4.00%, 6/20/42	320	277
4.25%, 5/15/49	500	442
Mastercard, Inc.,
3.35%, 3/26/30	2,000	1,909
3.80%, 11/21/46	500	451
Moody's Corp.,
4.88%, 2/15/24	250	255
PayPal Holdings, Inc.,
2.85%, 10/1/29	1,500	1,357
Visa, Inc.,
3.15%, 12/14/25	1,250	1,230
4.15%, 12/14/35	1,000	994
3.65%, 9/15/47	125	111
		12,953
Telecommunications – 0.8%
AT&T, Inc.,
1.65%, 2/1/28	331	286
4.30%, 2/15/30	1,251	1,221
2.75%, 6/1/31	359	310
2.25%, 2/1/32	587	480
2.55%, 12/1/33	2,519	2,044
4.35%, 6/15/45	52	45
4.75%, 5/15/46	68	63
4.50%, 3/9/48	574	509
3.65%, 6/1/51	691	540
3.80%, 12/1/57	2,618	2,022
3.85%, 6/1/60	148	114

FIXED INCOME FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Telecommunications – 0.8%continued
T-Mobile U.S.A., Inc.,
3.75%, 4/15/27	$1,742	$1,677
3.88%, 4/15/30	1,258	1,174
4.50%, 4/15/50	2,000	1,775
Verizon Communications, Inc.,
4.13%, 3/16/27	111	111
3.00%, 3/22/27	210	200
4.33%, 9/21/28	1,573	1,564
4.02%, 12/3/29	909	880
3.15%, 3/22/30	1,352	1,229
1.68%, 10/30/30	432	348
1.75%, 1/20/31	182	146
2.36%, 3/15/32	395	328
3.55%, 3/22/51	1,000	802
3.70%, 3/22/61	1,000	785
		18,653
Tobacco & Cannabis – 0.2%
Altria Group, Inc.,
2.63%, 9/16/26	50	46
3.40%, 5/6/30	254	215
2.45%, 2/4/32	441	332
4.25%, 8/9/42	295	220
4.50%, 5/2/43	410	308
5.38%, 1/31/44	188	160
5.95%, 2/14/49	317	278
3.70%, 2/4/51	85	54
BAT Capital Corp.,
4.70%, 4/2/27	352	344
4.91%, 4/2/30	1,240	1,152
2.73%, 3/25/31	124	98
Philip Morris International, Inc.,
3.38%, 8/11/25	69	68
3.38%, 8/15/29	181	163
3.88%, 8/21/42	314	246
4.13%, 3/4/43	591	477
4.88%, 11/15/43	100	89
Reynolds American, Inc.,
7.25%, 6/15/37	250	260
6.15%, 9/15/43	65	60
5.85%, 8/15/45	795	667
		5,237
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Transportation & Logistics – 0.5%
Burlington Northern Santa Fe LLC,
3.75%, 4/1/24	$355	$357
3.40%, 9/1/24	80	80
3.65%, 9/1/25	200	201
3.25%, 6/15/27	325	318
6.20%, 8/15/36	455	529
5.75%, 5/1/40	1,145	1,256
5.15%, 9/1/43	280	290
CSX Corp.,
3.35%, 11/1/25	25	25
2.60%, 11/1/26	25	23
3.80%, 3/1/28	770	751
6.00%, 10/1/36	100	111
6.15%, 5/1/37	190	213
6.22%, 4/30/40	365	409
5.50%, 4/15/41	50	52
3.35%, 9/15/49	1,000	783
FedEx Corp.,
3.40%, 2/15/28	276	263
3.10%, 8/5/29	313	285
4.25%, 5/15/30	95	92
2.40%, 5/15/31	96	81
3.90%, 2/1/35	100	89
4.10%, 4/15/43	50	43
4.10%, 2/1/45	1,050	879
Norfolk Southern Corp.,
3.80%, 8/1/28	100	98
3.95%, 10/1/42	20	17
4.45%, 6/15/45	275	256
3.94%, 11/1/47	524	453
3.16%, 5/15/55	137	100
Ryder System, Inc.,
3.35%, 9/1/25	500	485
Southwest Airlines Co. Pass Through Trust, Series 2007-1,
6.15%, 8/1/22	37	37
Union Pacific Corp.,
3.65%, 2/15/24	524	525
3.25%, 8/15/25	30	30
2.80%, 2/14/32	300	267
3.80%, 10/1/51	1,500	1,283
United Airlines Pass Through Trust, Series 2019-1, Class AA,
4.15%, 8/25/31	1,593	1,496

NORTHERN FUNDS QUARTERLY REPORT     33    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.2% continued
Transportation & Logistics – 0.5%continued
United Parcel Service, Inc.,
5.20%, 4/1/40	$30	$32
3.63%, 10/1/42	105	91
3.75%, 11/15/47	180	160
4.25%, 3/15/49	73	70
3.40%, 9/1/49	290	244
5.30%, 4/1/50	377	414
		13,188
Transportation Equipment – 0.0%
Cummins, Inc.,
1.50%, 9/1/30	500	405
4.88%, 10/1/43	90	90
		495
Wholesale - Consumer Staples – 0.1%
Archer-Daniels-Midland Co.,
2.50%, 8/11/26	305	292
3.75%, 9/15/47	295	269
Bunge Ltd. Finance Corp.,
3.25%, 8/15/26	615	583
Sysco Corp.,
3.75%, 10/1/25	1,000	992
3.30%, 7/15/26	120	116
5.38%, 9/21/35	250	257
		2,509
Total Corporate Bonds
(Cost $557,459)		495,577

FOREIGN ISSUER BONDS – 7.1%
Advertising & Marketing – 0.0%
WPP Finance 2010,
3.75%, 9/19/24	150	147
Automotive – 0.1%
Aptiv PLC/Aptiv Corp.,
4.15%, 5/1/52	500	378
Honda Motor Co. Ltd.,
2.27%, 3/10/25	3,000	2,886
		3,264
Banking – 1.9%
Banco Santander S.A.,
3.80%, 2/23/28	200	187
3.31%, 6/27/29	1,400	1,271
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Banking – 1.9%continued
Bank of Montreal,
3.30%, 2/5/24	$140	$140
2.65%, 3/8/27	2,000	1,852
Bank of Nova Scotia (The),
2.70%, 8/3/26	1,000	941
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.80%), 1.01%, 12/10/24 (1)	466	442
(Variable, ICE LIBOR USD 3M + 1.61%), 3.93%, 5/7/25 (1)	705	693
5.20%, 5/12/26	345	344
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 2.28%, 11/24/27 (1)	528	468
4.34%, 1/10/28	161	154
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 3.33%, 11/24/42 (1)	333	247
5.25%, 8/17/45	397	382
Cooperatieve Rabobank U.A.,
3.38%, 5/21/25	500	492
5.75%, 12/1/43	250	261
Credit Suisse A.G.,
3.63%, 9/9/24	384	377
1.25%, 8/7/26	366	320
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 2.58%), 3.96%, 11/26/25 (1)	2,000	1,932
HSBC Holdings PLC,
(Variable, ICE LIBOR USD 3M + 1.21%), 3.80%, 3/11/25 (1)	2,000	1,972
(Variable, U.S. SOFR + 1.40%), 2.63%, 11/7/25 (1)	636	607
4.30%, 3/8/26	681	674
(Variable, U.S. SOFR + 1.43%), 3.00%, 3/10/26 (1)	454	432
(Variable, ICE LIBOR USD 3M + 1.35%), 4.29%, 9/12/26 (1)	909	888
(Variable, U.S. SOFR + 1.10%), 2.25%, 11/22/27 (1)	874	779
(Variable, U.S. SOFR + 1.73%), 2.01%, 9/22/28 (1)	446	381
6.50%, 9/15/37	300	320
6.80%, 6/1/38	1,150	1,241

FIXED INCOME FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Banking – 1.9%continued
ING Groep N.V.,
(Variable, U.S. SOFR + 1.64%), 3.87%, 3/28/26 (1)	$1,000	$980
Lloyds Banking Group PLC,
4.58%, 12/10/25	2,095	2,054
4.34%, 1/9/48	500	409
Mitsubishi UFJ Financial Group, Inc.,
2.19%, 2/25/25	1,883	1,787
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.75%), 1.54%, 7/20/27 (1)	617	545
3.29%, 7/25/27	750	711
3.74%, 3/7/29	1,500	1,422
Mizuho Financial Group, Inc.,
(Variable, ICE LIBOR USD 3M + 1.00%), 3.92%, 9/11/24 (1)	3,000	2,991
(Variable, ICE LIBOR USD 3M + 1.07%), 2.59%, 5/25/31 (1)	1,000	837
National Australia Bank Ltd.,
3.38%, 1/14/26	1,000	980
NatWest Group PLC,
(Variable, ICE LIBOR USD 3M + 1.55%), 4.52%, 6/25/24 (1)	500	499
(Variable, ICE LIBOR USD 3M + 1.76%), 4.27%, 3/22/25 (1)	250	247
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29 (1)	2,000	1,938
Royal Bank of Canada,
3.70%, 10/5/23	292	294
0.65%, 7/29/24	208	195
4.65%, 1/27/26	600	605
Santander UK PLC,
4.00%, 3/13/24	250	250
Sumitomo Mitsui Banking Corp.,
3.65%, 7/23/25	500	493
Sumitomo Mitsui Financial Group, Inc.,
2.70%, 7/16/24	2,000	1,945
3.54%, 1/17/28	1,250	1,187
2.13%, 7/8/30	1,000	823
Svenska Handelsbanken AB,
3.90%, 11/20/23	250	251
Toronto-Dominion Bank (The),
3.25%, 3/11/24	500	497
1.95%, 1/12/27	2,000	1,809
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Banking – 1.9%continued
Westpac Banking Corp.,
3.30%, 2/26/24	$2,000	$1,996
2.85%, 5/13/26	692	663
2.70%, 8/19/26	1,000	950
3.35%, 3/8/27	500	484
1.95%, 11/20/28	308	269
		45,908
Beverages – 0.0%
Coca-Cola Femsa S.A.B. de C.V.,
5.25%, 11/26/43	150	151
Diageo Capital PLC,
3.88%, 4/29/43	175	155
		306
Biotechnology & Pharmaceuticals – 0.1%
AstraZeneca PLC,
3.13%, 6/12/27	100	96
1.38%, 8/6/30	1,000	821
6.45%, 9/15/37	450	540
4.00%, 9/18/42	250	230
Royalty Pharma PLC,
3.55%, 9/2/50	500	349
Sanofi,
3.63%, 6/19/28	250	247
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	225	216
Takeda Pharmaceutical Co. Ltd.,
4.40%, 11/26/23	300	302
3.18%, 7/9/50	204	153
		2,954
Cable & Satellite – 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	621
Chemicals – 0.1%
LYB International Finance B.V.,
4.00%, 7/15/23	105	105
5.25%, 7/15/43	565	528
LyondellBasell Industries N.V.,
4.63%, 2/26/55	35	30
Nutrien Ltd.,
3.00%, 4/1/25	180	176

NORTHERN FUNDS QUARTERLY REPORT     35    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Chemicals – 0.1%continued
5.88%, 12/1/36	$50	$55
5.63%, 12/1/40	250	261
		1,155
Diversified Industrials – 0.0%
GE Capital International Funding Co. Unlimited Co.,
4.42%, 11/15/35	578	540
E-Commerce Discretionary – 0.0%
Alibaba Group Holding Ltd.,
3.40%, 12/6/27	161	154
2.13%, 2/9/31	174	144
4.40%, 12/6/57	1,000	820
		1,118
Electrical Equipment – 0.0%
Johnson Controls International PLC,
5.13%, 9/14/45	35	34
4.95%, 7/2/64	110	97
Tyco Electronics Group S.A.,
7.13%, 10/1/37	50	62
		193
Governmental Banks – 0.6%
Export-Import Bank of Korea,
2.63%, 5/26/26	1,000	965
Japan Bank for International Cooperation,
2.50%, 5/23/24	2,000	1,972
2.75%, 11/16/27	1,373	1,325
3.50%, 10/31/28	301	303
1.88%, 4/15/31	1,076	953
Kreditanstalt fuer Wiederaufbau,
2.63%, 2/28/24	1,000	993
1.38%, 8/5/24	3,000	2,898
0.38%, 7/18/25	1,500	1,381
2.88%, 4/3/28	1,215	1,196
0.00%, 4/18/36 (7)	500	316
Landwirtschaftliche Rentenbank,
2.00%, 1/13/25	1,000	973
2.38%, 6/10/25	1,000	980
		14,255
Institutional Financial Services – 0.2%
Brookfield Finance, Inc.,
4.35%, 4/15/30	2,000	1,908
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Institutional Financial Services – 0.2%continued
Credit Suisse Group A.G.,
4.55%, 4/17/26	$1,413	$1,381
4.88%, 5/15/45	500	425
Invesco Finance PLC,
4.00%, 1/30/24	100	100
3.75%, 1/15/26	1,000	988
		4,802
Insurance – 0.1%
Aon Global Ltd.,
3.50%, 6/14/24	500	497
Arch Capital Group Ltd.,
3.64%, 6/30/50	500	389
Aspen Insurance Holdings Ltd.,
4.65%, 11/15/23	270	272
AXA S.A.,
8.60%, 12/15/30	75	88
Fairfax Financial Holdings Ltd.,
3.38%, 3/3/31	250	216
XLIT Ltd.,
5.25%, 12/15/43	250	265
		1,727
Machinery – 0.0%
Trane Technologies Luxembourg Finance S.A.,
3.50%, 3/21/26	250	243
4.65%, 11/1/44	35	32
		275
Medical Equipment & Devices – 0.1%
DH Europe Finance II S.a.r.l.,
2.60%, 11/15/29	2,000	1,793
Koninklijke Philips N.V.,
6.88%, 3/11/38	225	258
5.00%, 3/15/42	100	96
		2,147
Metals & Mining – 0.1%
BHP Billiton Finance U.S.A. Ltd.,
4.13%, 2/24/42	600	559
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	114
5.75%, 6/1/35	100	110

FIXED INCOME FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Metals & Mining – 0.1%continued
Rio Tinto Finance U.S.A. PLC,
4.75%, 3/22/42	$150	$149
4.13%, 8/21/42	300	276
		1,208
Oil & Gas Producers – 0.5%
BP Capital Markets PLC,
3.28%, 9/19/27	138	132
Canadian Natural Resources Ltd.,
3.85%, 6/1/27	1,695	1,624
7.20%, 1/15/32	15	17
6.45%, 6/30/33	135	144
6.75%, 2/1/39	200	219
Cenovus Energy, Inc.,
4.40%, 4/15/29	85	82
Equinor ASA,
3.25%, 11/10/24	77	77
1.75%, 1/22/26	48	45
3.13%, 4/6/30	1,000	927
2.38%, 5/22/30	1,370	1,201
4.25%, 11/23/41	350	328
Shell International Finance B.V.,
2.88%, 5/10/26	27	26
2.50%, 9/12/26	1,335	1,268
3.88%, 11/13/28	15	15
2.38%, 11/7/29	83	73
4.13%, 5/11/35	1,010	962
3.63%, 8/21/42	430	365
4.55%, 8/12/43	60	57
4.38%, 5/11/45	390	363
3.75%, 9/12/46	230	196
3.13%, 11/7/49	290	222
Suncor Energy, Inc.,
7.15%, 2/1/32	200	227
5.95%, 12/1/34	50	52
5.95%, 5/15/35	430	446
6.80%, 5/15/38	130	146
TotalEnergies Capital International S.A.,
3.70%, 1/15/24	415	416
3.75%, 4/10/24	330	331
2.83%, 1/10/30	2,000	1,812
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Oil & Gas Producers – 0.5%continued
TransCanada PipeLines Ltd.,
4.75%, 5/15/38	$1,003	$948
6.10%, 6/1/40	375	404
		13,125
Regional – 0.4%
Province of Alberta Canada,
3.35%, 11/1/23	2,000	2,007
Province of British Columbia Canada,
7.25%, 9/1/36	175	236
Province of Ontario Canada,
3.40%, 10/17/23	2,000	2,007
3.20%, 5/16/24	3,374	3,376
2.50%, 4/27/26	260	252
2.00%, 10/2/29	240	217
1.13%, 10/7/30	626	521
Province of Quebec Canada,
7.50%, 7/15/23	300	311
7.13%, 2/9/24	100	106
2.50%, 4/9/24	91	90
2.88%, 10/16/24	250	249
7.50%, 9/15/29	375	467
		9,839
Retail - Consumer Staples – 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	116	121
Semiconductors – 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 1/15/27	1,203	1,158
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
3.40%, 5/1/30	2,000	1,764
		2,922
Sovereign Government – 1.0%
Chile Government International Bond,
3.13%, 1/21/26	500	481
3.50%, 1/25/50	210	160
3.10%, 1/22/61	500	338
Indonesia Government International Bond,
3.50%, 1/11/28	500	477
5.35%, 2/11/49	1,000	980

NORTHERN FUNDS QUARTERLY REPORT     37    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Sovereign Government – 1.0%continued
Israel Government International Bond,
4.50%, 1/30/43	$200	$197
3.88%, 7/3/50	1,500	1,318
Korea International Bond,
3.88%, 9/11/23	200	202
2.75%, 1/19/27	200	193
3.50%, 9/20/28	500	499
Mexico Government International Bond,
3.25%, 4/16/30	1,000	880
2.66%, 5/24/31	987	812
4.75%, 4/27/32	650	623
7.50%, 4/8/33	100	120
3.50%, 2/12/34	2,307	1,905
6.75%, 9/27/34	343	373
4.75%, 3/8/44	1,000	831
5.55%, 1/21/45	500	459
4.60%, 1/23/46	500	400
4.35%, 1/15/47	500	381
Panama Government International Bond,
4.00%, 9/22/24	575	573
3.75%, 3/16/25	300	296
3.88%, 3/17/28	565	538
3.16%, 1/23/30	135	120
6.70%, 1/26/36	550	594
4.50%, 5/15/47	250	205
4.50%, 4/1/56	1,000	792
Peruvian Government International Bond,
7.35%, 7/21/25	500	540
6.55%, 3/14/37	500	541
5.63%, 11/18/50	600	621
Philippine Government International Bond,
4.20%, 1/21/24	1,000	1,008
10.63%, 3/16/25	500	587
5.50%, 3/30/26	200	209
7.75%, 1/14/31	500	603
6.38%, 10/23/34	500	561
5.00%, 1/13/37	500	499
3.70%, 2/2/42	500	413
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Sovereign Government – 1.0%continued
Republic of Italy Government International Bond,
2.88%, 10/17/29	$2,000	$1,755
5.38%, 6/15/33	175	181
Republic of Poland Government International Bond,
4.00%, 1/22/24	150	150
Uruguay Government International Bond,
7.63%, 3/21/36	250	313
4.13%, 11/20/45	400	368
5.10%, 6/18/50	750	753
		23,849
Specialty Finance – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.50%, 1/15/25	299	285
6.50%, 7/15/25	90	93
3.30%, 1/30/32	1,000	800
		1,178
Supranationals – 1.4%
African Development Bank,
3.00%, 9/20/23	750	749
Asian Development Bank,
2.50%, 11/2/27	500	484
1.88%, 1/24/30	5,000	4,582
Asian Infrastructure Investment Bank (The),
0.50%, 5/28/25	2,000	1,848
European Investment Bank,
0.25%, 9/15/23	2,000	1,933
3.25%, 1/29/24	250	251
2.63%, 3/15/24	2,000	1,986
2.25%, 6/24/24	2,000	1,970
2.50%, 10/15/24	1,000	988
2.13%, 4/13/26	1,500	1,447
4.88%, 2/15/36	200	233
Inter-American Development Bank,
3.00%, 2/21/24	150	150
2.13%, 1/15/25	500	488
2.00%, 6/2/26	803	768
1.13%, 7/20/28	197	175
3.13%, 9/18/28	1,000	993
3.88%, 10/28/41	200	205

FIXED INCOME FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Supranationals – 1.4%continued
International Bank for Reconstruction & Development,
2.50%, 11/25/24	$600	$592
2.13%, 3/3/25	700	683
0.63%, 4/22/25	3,000	2,800
0.38%, 7/28/25	5,000	4,598
2.50%, 7/29/25	500	490
0.50%, 10/28/25	3,000	2,751
4.75%, 2/15/35	25	28
International Finance Corp.,
2.88%, 7/31/23	2,000	2,000
Nordic Investment Bank,
2.25%, 5/21/24	1,000	986
		34,178
Technology Services – 0.0%
Thomson Reuters Corp.,
5.50%, 8/15/35	150	155
5.65%, 11/23/43	285	290
		445
Telecommunications – 0.3%
America Movil S.A.B. de C.V.,
6.13%, 11/15/37	505	550
Bell Telephone Co. of Canada or Bell Canada (The),
4.46%, 4/1/48	500	458
British Telecommunications PLC,
9.63%, 12/15/30	100	125
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	493
Orange S.A.,
9.00%, 3/1/31	610	787
Rogers Communications, Inc.,
3.63%, 12/15/25	1,000	981
4.50%, 3/15/43	45	39
5.45%, 10/1/43	49	48
5.00%, 3/15/44	81	75
Telefonica Emisiones S.A.,
4.10%, 3/8/27	1,010	989
5.21%, 3/8/47	570	505
5.52%, 3/1/49	250	232
Vodafone Group PLC,
4.13%, 5/30/25	895	898
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.1% continued
Telecommunications – 0.3%continued
7.88%, 2/15/30	$15	$18
6.15%, 2/27/37	1,065	1,149
4.38%, 2/19/43	95	83
5.25%, 5/30/48	135	128
		7,558
Tobacco & Cannabis – 0.0%
BAT International Finance PLC,
4.45%, 3/16/28	64	61
Transportation & Logistics – 0.0%
Canadian National Railway Co.,
2.75%, 3/1/26	250	240
6.90%, 7/15/28	25	28
6.25%, 8/1/34	15	17
6.20%, 6/1/36	40	45
6.38%, 11/15/37	20	23
Canadian Pacific Railway Co.,
5.95%, 5/15/37	710	785
		1,138
Total Foreign Issuer Bonds
(Cost $188,996)		175,034

U.S. GOVERNMENT AGENCIES – 30.1% (8)
Fannie Mae – 13.5%
0.25%, 7/10/23	1,000	973
2.88%, 9/12/23	1,500	1,500
0.25%, 11/27/23	2,000	1,927
1.75%, 7/2/24	2,000	1,955
2.63%, 9/6/24	1,000	991
0.50%, 6/17/25	4,000	3,710
2.13%, 4/24/26	1,000	966
1.88%, 9/24/26	1,000	951
7.13%, 1/15/30	1,500	1,886
0.88%, 8/5/30	1,000	827
6.63%, 11/15/30	200	247
5.63%, 7/15/37	500	610
Fannie Mae Multifamily REMIC Trust, Series 2022-M10, Class A2,
2.00%, 1/25/32(9) (10)	250	218
Fannie Mae-Aces, Series 2012-M17, Class A2,
2.18%, 11/25/22	52	52

NORTHERN FUNDS QUARTERLY REPORT     39    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Fannie Mae-Aces, Series 2013-M6, Class 2A,
2.66%, 3/25/23(9) (10)	$39	$39
Fannie Mae-Aces, Series 2013-M9, Class A2,
2.39%, 1/25/23	35	35
Fannie Mae-Aces, Series 2014-M13, Class A2,
3.02%, 8/25/24	63	62
Fannie Mae-Aces, Series 2014-M3, Class A2,
3.50%, 1/25/24	93	93
Fannie Mae-Aces, Series 2015-M1, Class A2,
2.53%, 9/25/24	117	114
Fannie Mae-Aces, Series 2015-M11, Class A2,
2.94%, 4/25/25(9) (10)	463	455
Fannie Mae-Aces, Series 2016-M3, Class A2,
2.70%, 2/25/26	94	92
Fannie Mae-Aces, Series 2016-M4, Class A2,
2.58%, 3/25/26	100	97
Fannie Mae-Aces, Series 2016-M5, Class A2,
2.47%, 4/25/26	250	243
Fannie Mae-Aces, Series 2016-M7, Class AV2,
2.16%, 10/25/23	77	76
Fannie Mae-Aces, Series 2016-M9, Class A2,
2.29%, 6/25/26	100	95
Fannie Mae-Aces, Series 2017-M1, Class A2,
2.49%, 10/25/26(9) (10)	82	78
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	125	121
Fannie Mae-Aces, Series 2017-M14, Class A2,
2.96%, 11/25/27(9) (10)	248	241
Fannie Mae-Aces, Series 2017-M2, Class A2,
2.88%, 2/25/27(9) (10)	75	73
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Fannie Mae-Aces, Series 2017-M4, Class A2,
2.66%, 12/25/26(9) (10)	$109	$106
Fannie Mae-Aces, Series 2017-M5, Class A2,
3.22%, 4/25/29(9) (10)	116	114
Fannie Mae-Aces, Series 2017-M8, Class A2,
3.06%, 5/25/27	289	284
Fannie Mae-Aces, Series 2018-M1, Class A2,
3.09%, 12/25/27(9) (10)	201	196
Fannie Mae-Aces, Series 2018-M10, Class A2,
3.48%, 7/25/28(9) (10)	200	199
Fannie Mae-Aces, Series 2018-M12, Class A2,
3.77%, 8/25/30(9) (10)	110	110
Fannie Mae-Aces, Series 2018-M13, Class A2,
3.87%, 9/25/30(9) (10)	177	179
Fannie Mae-Aces, Series 2018-M14, Class A2,
3.70%, 8/25/28(9) (10)	689	691
Fannie Mae-Aces, Series 2018-M2, Class A2,
3.00%, 1/25/28(9) (10)	125	122
Fannie Mae-Aces, Series 2018-M3, Class A2,
3.18%, 2/25/30(9) (10)	98	95
Fannie Mae-Aces, Series 2018-M4, Class A2,
3.16%, 3/25/28(9) (10)	91	89
Fannie Mae-Aces, Series 2018-M8, Class A2,
3.41%, 6/25/28(9) (10)	91	90
Fannie Mae-Aces, Series 2019-M1, Class A2,
3.67%, 9/25/28(9) (10)	647	648
Fannie Mae-Aces, Series 2019-M18, Class A2,
2.47%, 8/25/29	200	186
Fannie Mae-Aces, Series 2019-M4, Class A2,
3.61%, 2/25/31	150	149

FIXED INCOME FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Fannie Mae-Aces, Series 2019-M7, Class A2,
3.14%, 4/25/29	$179	$174
Fannie Mae-Aces, Series 2019-M9, Class A2,
2.94%, 6/25/29	198	190
Fannie Mae-Aces, Series 2020-M1, Class A2,
2.44%, 10/25/29	150	140
Fannie Mae-Aces, Series 2020-M20, Class A2,
1.44%, 10/25/29	500	436
Fannie Mae-Aces, Series 2020-M29, Class A2,
1.49%, 5/25/30	500	432
Fannie Mae-Aces, Series 2020-M42, Class A2,
1.27%, 7/25/30	200	167
Fannie Mae-Aces, Series 2020-M46, Class A2,
1.32%, 5/25/30	500	432
Fannie Mae-Aces, Series 2020-M52, Class A2,
1.36%, 10/25/30(9) (10)	350	296
Fannie Mae-Aces, Series 2021-M11, Class A2,
1.51%, 3/25/31(9) (10)	200	169
Fannie Mae-Aces, Series 2022-M1, Class A2,
1.73%, 10/25/31(9) (10)	200	170
Pool #256925,
6.00%, 10/1/37	7	8
Pool #256959,
6.00%, 11/1/37	44	48
Pool #257042,
6.50%, 1/1/38	99	109
Pool #257106,
4.50%, 1/1/28	2	2
Pool #257237,
4.50%, 6/1/28	8	8
Pool #707791,
5.00%, 6/1/33	44	46
Pool #725425,
5.50%, 4/1/34	19	21
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #730811,
4.50%, 8/1/33	$41	$42
Pool #735222,
5.00%, 2/1/35	11	11
Pool #735358,
5.50%, 2/1/35	44	48
Pool #735502,
6.00%, 4/1/35	7	7
Pool #737853,
5.00%, 9/1/33	82	84
Pool #745336,
5.00%, 3/1/36	225	236
Pool #745418,
5.50%, 4/1/36	16	18
Pool #745754,
5.00%, 9/1/34	155	163
Pool #745826,
6.00%, 7/1/36	67	73
Pool #747383,
5.50%, 10/1/33	52	54
Pool #755632,
5.00%, 4/1/34	31	33
Pool #772730,
5.00%, 4/1/34	38	39
Pool #790406,
6.00%, 9/1/34	27	29
Pool #793666,
5.50%, 9/1/34	26	27
Pool #796250,
5.50%, 11/1/34	23	24
Pool #800471,
5.50%, 10/1/34	62	65
Pool #817795,
6.00%, 8/1/36	14	15
Pool #826057,
5.00%, 7/1/35	27	28
Pool #826585,
5.00%, 8/1/35	50	52
Pool #828523,
5.00%, 7/1/35	20	21
Pool #831676,
6.50%, 8/1/36	4	5

NORTHERN FUNDS QUARTERLY REPORT     41    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #833067,
5.50%, 9/1/35	$86	$92
Pool #833163,
5.00%, 9/1/35	34	35
Pool #845425,
6.00%, 2/1/36	18	20
Pool #868435,
6.00%, 4/1/36	68	74
Pool #869710,
6.00%, 4/1/36	17	18
Pool #871135,
6.00%, 1/1/37	18	19
Pool #881818,
6.50%, 8/1/36	11	12
Pool #885866,
6.00%, 6/1/36	66	71
Pool #888100,
5.50%, 9/1/36	83	89
Pool #888205,
6.50%, 2/1/37	20	22
Pool #889224,
5.50%, 1/1/37	89	95
Pool #889390,
6.00%, 3/1/23(11)	—	—
Pool #889401,
6.00%, 3/1/38	36	40
Pool #889415,
6.00%, 5/1/37	168	184
Pool #889579,
6.00%, 5/1/38	80	88
Pool #889630,
6.50%, 3/1/38	9	10
Pool #889970,
5.00%, 12/1/36	61	65
Pool #890234,
6.00%, 10/1/38	38	42
Pool #890329,
4.00%, 4/1/26	232	235
Pool #890796,
3.50%, 12/1/45	650	638
Pool #893363,
5.00%, 6/1/36	13	13
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #893366,
5.00%, 4/1/35	$28	$30
Pool #898417,
6.00%, 10/1/36	10	11
Pool #899079,
5.00%, 3/1/37	20	21
Pool #902414,
5.50%, 11/1/36	58	62
Pool #906090,
5.50%, 1/1/37	64	68
Pool #918515,
5.00%, 6/1/37	37	39
Pool #923123,
5.00%, 4/1/36	8	9
Pool #923166,
7.50%, 1/1/37	5	5
Pool #928261,
4.50%, 3/1/36	40	41
Pool #928584,
6.50%, 8/1/37	105	115
Pool #928909,
6.00%, 12/1/37(11)	—	—
Pool #928915,
6.00%, 11/1/37	3	3
Pool #930606,
4.00%, 2/1/39	172	174
Pool #931195,
4.50%, 5/1/24	16	16
Pool #932023,
5.00%, 1/1/38	31	33
Pool #932741,
4.50%, 4/1/40	154	159
Pool #934466,
5.50%, 9/1/23	7	7
Pool #940623,
5.50%, 8/1/37	10	11
Pool #943388,
6.00%, 6/1/37	45	49
Pool #943617,
6.00%, 8/1/37	27	29
Pool #945876,
5.50%, 8/1/37	5	5

FIXED INCOME FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #947216,
6.00%, 10/1/37	$23	$25
Pool #949391,
5.50%, 8/1/22(11)	—	—
Pool #953018,
6.50%, 10/1/37	38	41
Pool #953910,
6.00%, 11/1/37	22	24
Pool #955771,
6.50%, 10/1/37	12	12
Pool #959604,
6.50%, 11/1/37	5	5
Pool #959880,
5.50%, 11/1/37	7	8
Pool #962687,
5.00%, 4/1/38	47	49
Pool #963735,
4.50%, 6/1/23	4	4
Pool #965389,
6.00%, 10/1/23	6	6
Pool #968037,
6.00%, 1/1/38	24	25
Pool #969632,
6.50%, 1/1/38	16	17
Pool #970013,
4.50%, 6/1/38	70	71
Pool #972452,
5.50%, 3/1/38	46	49
Pool #975365,
5.00%, 6/1/23	2	2
Pool #981704,
5.00%, 6/1/23	7	7
Pool #981854,
5.50%, 7/1/38	15	16
Pool #984075,
4.50%, 6/1/23	2	2
Pool #986760,
5.50%, 7/1/38	131	140
Pool #992472,
6.00%, 10/1/38	9	9
Pool #992491,
4.50%, 10/1/23	4	4
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #995018,
5.50%, 6/1/38	$26	$28
Pool #995203,
5.00%, 7/1/35	188	195
Pool #995266,
5.00%, 12/1/23	11	12
Pool #995879,
6.00%, 4/1/39	35	39
Pool #AA0649,
5.00%, 12/1/38	137	143
Pool #AA2939,
4.50%, 4/1/39	245	253
Pool #AA4482,
4.00%, 4/1/39	160	161
Pool #AA4562,
4.50%, 9/1/39	226	233
Pool #AA8978,
4.50%, 7/1/39	35	36
Pool #AA9357,
4.50%, 8/1/39	139	143
Pool #AB1048,
4.50%, 5/1/40	194	201
Pool #AB2067,
3.50%, 1/1/41	352	348
Pool #AB2092,
4.00%, 1/1/41	206	208
Pool #AB2272,
4.50%, 2/1/41	272	281
Pool #AB2693,
4.50%, 4/1/41	179	185
Pool #AB2768,
4.50%, 4/1/41	196	203
Pool #AB3035,
5.00%, 5/1/41	331	348
Pool #AB3246,
5.00%, 7/1/41	67	71
Pool #AB4057,
4.00%, 12/1/41	656	663
Pool #AB4293,
3.50%, 1/1/42	369	363
Pool #AB5049,
4.00%, 4/1/42	479	484

NORTHERN FUNDS QUARTERLY REPORT     43    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #AB6016,
3.50%, 8/1/42	$227	$223
Pool #AB6293,
3.50%, 9/1/27	399	399
Pool #AB6472,
2.00%, 10/1/27	176	172
Pool #AB7076,
3.00%, 11/1/42	1,116	1,067
Pool #AB7503,
3.00%, 1/1/43	401	383
Pool #AB7733,
3.00%, 1/1/43	862	824
Pool #AB8787,
2.00%, 3/1/28	379	370
Pool #AB9019,
3.00%, 4/1/43	453	432
Pool #AB9136,
2.50%, 4/1/43	49	44
Pool #AB9363,
3.50%, 5/1/43	1,113	1,094
Pool #AB9990,
3.00%, 7/1/33	105	103
Pool #AC3263,
4.50%, 9/1/29	66	67
Pool #AC4861,
4.50%, 11/1/24	26	27
Pool #AC5040,
4.00%, 10/1/24	22	22
Pool #AC6118,
4.50%, 11/1/39	83	86
Pool #AC8518,
5.00%, 12/1/39	128	135
Pool #AD0119,
6.00%, 7/1/38	103	113
Pool #AD0585,
4.50%, 12/1/39	226	233
Pool #AD0639,
6.00%, 12/1/38	43	47
Pool #AD0969,
5.50%, 8/1/37	138	148
Pool #AD5241,
4.50%, 7/1/40	91	94
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #AD5525,
5.00%, 6/1/40	$149	$157
Pool #AD5556,
4.00%, 6/1/25	23	23
Pool #AD7859,
5.00%, 6/1/40	72	76
Pool #AE0949,
4.00%, 2/1/41	337	341
Pool #AE0971,
4.00%, 5/1/25	12	12
Pool #AE0981,
3.50%, 3/1/41	253	249
Pool #AE1807,
4.00%, 10/1/40	388	392
Pool #AE3873,
4.50%, 10/1/40	85	88
Pool #AE5436,
4.50%, 10/1/40	102	105
Pool #AE7758,
3.50%, 11/1/25	38	38
Pool #AH0525,
4.00%, 12/1/40	334	338
Pool #AH1295,
3.50%, 1/1/26	74	74
Pool #AH3226,
5.00%, 2/1/41	39	41
Pool #AH4158,
4.00%, 1/1/41	66	67
Pool #AH4450,
3.00%, 1/1/26	40	39
Pool #AH5573,
4.00%, 2/1/41	374	378
Pool #AH5614,
3.50%, 2/1/26	78	77
Pool #AH8854,
4.50%, 4/1/41	88	90
Pool #AI1247,
4.00%, 4/1/26	36	36
Pool #AI3470,
4.50%, 6/1/41	131	135
Pool #AI4361,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 8.08% Cap), 2.05%, 9/1/41(10)	3	3

FIXED INCOME FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #AI4380,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 7.93% Cap), 2.05%, 11/1/41(10)	$6	$6
Pool #AI5603,
4.50%, 7/1/41	82	84
Pool #AI7743,
4.00%, 8/1/41	62	63
Pool #AI9137,
2.50%, 11/1/27	579	571
Pool #AI9555,
4.00%, 9/1/41	193	195
Pool #AI9828,
(Floating, ICE LIBOR USD 1Y + 1.82%, 1.82% Floor, 7.91% Cap), 2.07%, 11/1/41(10)	4	4
Pool #AJ4093,
3.50%, 10/1/26	21	21
Pool #AJ4408,
4.50%, 10/1/41	79	81
Pool #AJ6086,
3.00%, 12/1/26	68	67
Pool #AJ9152,
3.50%, 12/1/26	267	266
Pool #AJ9218,
4.00%, 2/1/42	319	323
Pool #AJ9326,
3.50%, 1/1/42	641	632
Pool #AJ9355,
3.00%, 1/1/27	151	150
Pool #AK4813,
3.50%, 3/1/42	217	213
Pool #AK4945,
3.50%, 2/1/42	175	172
Pool #AK7766,
2.50%, 3/1/27	181	179
Pool #AK9444,
4.00%, 3/1/42	38	39
Pool #AL0442,
5.50%, 6/1/40	42	45
Pool #AL1849,
6.00%, 2/1/39	177	193
Pool #AL1939,
3.50%, 6/1/42	559	549
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #AL2243,
4.00%, 3/1/42	$410	$414
Pool #AL2303,
4.50%, 6/1/26	26	27
Pool #AL2397,
(Floating, ICE LIBOR USD 1Y + 1.77%, 1.77% Floor, 7.69% Cap), 2.03%, 8/1/42(10)	14	15
Pool #AL2438,
3.00%, 9/1/27	417	416
Pool #AL3396,
2.50%, 3/1/28	191	188
Pool #AL3803,
3.00%, 6/1/28	315	314
Pool #AL4408,
4.50%, 11/1/43	588	605
Pool #AL4462,
2.50%, 6/1/28	341	336
Pool #AL4908,
4.00%, 2/1/44	471	475
Pool #AL5167,
3.50%, 1/1/34	109	109
Pool #AL5254,
3.00%, 11/1/27	221	220
Pool #AL5377,
4.00%, 6/1/44	1,363	1,372
Pool #AL5734,
3.50%, 9/1/29	324	325
Pool #AL5785,
4.00%, 9/1/44	783	789
Pool #AL6488,
3.50%, 8/1/43	303	298
Pool #AL7807,
3.00%, 11/1/30	1,138	1,134
Pool #AL8469,
3.50%, 4/1/31	203	204
Pool #AL8908,
3.00%, 8/1/46	433	412
Pool #AL8951,
3.00%, 8/1/46	368	349
Pool #AL9582,
3.00%, 12/1/31	500	498
Pool #AO0752,
3.00%, 4/1/42	249	238

NORTHERN FUNDS QUARTERLY REPORT     45    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #AO0800,
3.00%, 4/1/27	$147	$147
Pool #AO2973,
3.50%, 5/1/42	814	804
Pool #AO4136,
3.50%, 6/1/42	323	318
Pool #AO7970,
2.50%, 6/1/27	107	106
Pool #AO8629,
3.50%, 7/1/42	135	133
Pool #AP6273,
3.00%, 10/1/42	315	301
Pool #AQ6784,
3.50%, 12/1/42	294	289
Pool #AQ8185,
2.50%, 1/1/28	73	72
Pool #AQ8647,
3.50%, 12/1/42	492	484
Pool #AR1706,
2.50%, 1/1/28	1,144	1,128
Pool #AR3054,
3.00%, 1/1/28	272	271
Pool #AR3792,
3.00%, 2/1/43	252	241
Pool #AR8151,
3.00%, 3/1/43	567	542
Pool #AR9188,
2.50%, 3/1/43	78	71
Pool #AR9582,
3.00%, 3/1/43	216	207
Pool #AS0018,
3.00%, 7/1/43	1,060	1,012
Pool #AS0275,
3.00%, 8/1/33	141	138
Pool #AS3294,
4.00%, 9/1/44	458	462
Pool #AS3600,
3.00%, 10/1/29	653	651
Pool #AS3657,
4.50%, 10/1/44	286	295
Pool #AS4085,
4.00%, 12/1/44	222	223
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #AS4306,
3.00%, 1/1/45	$306	$291
Pool #AS4458,
3.50%, 2/1/45	1,260	1,236
Pool #AS4715,
3.00%, 4/1/45	440	418
Pool #AS5090,
2.50%, 6/1/30	161	158
Pool #AS5324,
2.50%, 7/1/30	294	289
Pool #AS5500,
3.00%, 7/1/35	139	136
Pool #AS5666,
4.00%, 8/1/45	310	313
Pool #AS5892,
3.50%, 10/1/45	345	337
Pool #AS6192,
3.50%, 11/1/45	1,043	1,020
Pool #AS6262,
3.50%, 11/1/45	439	429
Pool #AS6332,
3.50%, 12/1/45	518	507
Pool #AS6398,
3.50%, 12/1/45	361	353
Pool #AS6730,
3.50%, 2/1/46	565	554
Pool #AS6887,
2.50%, 3/1/31	324	318
Pool #AS7149,
3.00%, 5/1/46	713	676
Pool #AS7157,
3.00%, 5/1/46	246	233
Pool #AS7247,
4.00%, 5/1/46	131	132
Pool #AS7343,
3.00%, 6/1/46	243	230
Pool #AS7480,
2.00%, 7/1/31	80	77
Pool #AS7580,
3.00%, 7/1/46	292	277
Pool #AS8067,
3.00%, 10/1/46	683	646

FIXED INCOME FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #AS8074,
3.00%, 10/1/46	$218	$206
Pool #AS8178,
3.00%, 10/1/36	79	77
Pool #AS8194,
2.50%, 10/1/31	1,157	1,134
Pool #AS8424,
3.00%, 12/1/36	132	129
Pool #AS8483,
3.00%, 12/1/46	427	406
Pool #AS8591,
2.00%, 1/1/32	186	178
Pool #AS8614,
3.50%, 1/1/32	124	124
Pool #AS8699,
4.00%, 1/1/47	740	743
Pool #AS8787,
2.00%, 2/1/32	110	105
Pool #AS8960,
4.00%, 3/1/47	257	255
Pool #AS9505,
3.00%, 4/1/32	298	295
Pool #AS9615,
4.50%, 5/1/47	186	189
Pool #AT0666,
3.50%, 4/1/43	284	279
Pool #AT2720,
3.00%, 5/1/43	589	563
Pool #AT3164,
3.00%, 4/1/43	913	873
Pool #AT3180,
3.00%, 5/1/43	1,116	1,067
Pool #AT5026,
3.00%, 5/1/43	991	947
Pool #AU1657,
2.50%, 7/1/28	189	187
Pool #AU1689,
3.50%, 8/1/43	1,249	1,228
Pool #AU1808,
3.00%, 8/1/43	813	776
Pool #AU3164,
3.00%, 8/1/33	131	129
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #AU5918,
3.00%, 9/1/43	$698	$666
Pool #AU5919,
3.50%, 9/1/43	444	437
Pool #AV2339,
4.00%, 12/1/43	220	221
Pool #AW8167,
3.50%, 2/1/42	203	200
Pool #AW8595,
3.00%, 8/1/29	161	161
Pool #AX2163,
3.50%, 11/1/44	240	235
Pool #AX4413,
4.00%, 11/1/44	366	369
Pool #AX4839,
3.50%, 11/1/44	375	369
Pool #AX6139,
4.00%, 11/1/44	595	599
Pool #AY0544,
2.50%, 8/1/27	399	393
Pool #AY3062,
3.00%, 11/1/26	150	150
Pool #AY9555,
3.00%, 5/1/45	350	332
Pool #AZ1449,
3.00%, 7/1/45	241	229
Pool #AZ2936,
3.00%, 9/1/45	181	172
Pool #AZ2947,
4.00%, 9/1/45	348	350
Pool #AZ4775,
3.50%, 10/1/45	240	235
Pool #AZ6684,
3.00%, 2/1/31	425	423
Pool #BA2911,
3.00%, 11/1/30	145	145
Pool #BC0326,
3.50%, 12/1/45	182	177
Pool #BC0822,
3.50%, 4/1/46	1,513	1,480
Pool #BC1105,
3.50%, 2/1/46	676	661

NORTHERN FUNDS QUARTERLY REPORT     47    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #BC1510,
3.00%, 8/1/46	$254	$240
Pool #BC9096,
3.50%, 12/1/46	309	303
Pool #BE3171,
2.50%, 2/1/32	358	352
Pool #BH1130,
3.50%, 4/1/32	227	227
Pool #BH7032,
3.50%, 12/1/47	142	139
Pool #BH7106,
3.50%, 1/1/48	329	322
Pool #BH9215,
3.50%, 1/1/48	590	575
Pool #BJ0648,
3.50%, 3/1/48	328	321
Pool #BJ9181,
5.00%, 5/1/48	291	300
Pool #BJ9260,
4.00%, 4/1/48	264	264
Pool #BJ9977,
4.00%, 5/1/48	214	215
Pool #BK0276,
4.00%, 9/1/48	102	102
Pool #BK0920,
4.00%, 7/1/48	463	463
Pool #BK0922,
4.50%, 7/1/48	83	84
Pool #BK3044,
2.50%, 9/1/50	512	462
Pool #BK4740,
4.00%, 8/1/48	138	138
Pool #BK4764,
4.00%, 8/1/48	135	134
Pool #BK4816,
4.00%, 9/1/48	207	206
Pool #BM1787,
4.00%, 9/1/47	729	734
Pool #BM2001,
3.50%, 12/1/46	92	90
Pool #BM3286,
4.50%, 11/1/47	59	61
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #BM5288,
3.50%, 1/1/34	$185	$185
Pool #BM5466,
2.50%, 10/1/43	412	375
Pool #BM5804,
5.00%, 1/1/49	288	296
Pool #BN1176,
4.50%, 11/1/48	109	110
Pool #BN1628,
4.50%, 11/1/48	91	92
Pool #BN5947,
3.50%, 6/1/49	187	181
Pool #BN6097,
4.00%, 6/1/49	798	792
Pool #BN6683,
3.50%, 6/1/49	300	292
Pool #BN8985,
2.00%, 3/1/51	358	312
Pool #BN9007,
2.00%, 3/1/51	2,390	2,084
Pool #BO1012,
3.50%, 8/1/49	111	108
Pool #BO1021,
3.50%, 8/1/49	138	134
Pool #BO1169,
3.50%, 7/1/49	89	86
Pool #BO1444,
3.00%, 10/1/49	239	224
Pool #BO1461,
3.00%, 10/1/49	143	134
Pool #BO3181,
2.50%, 10/1/49	502	454
Pool #BO4708,
3.00%, 11/1/49	426	397
Pool #BO8620,
3.00%, 12/1/49	469	439
Pool #BP4660,
2.50%, 5/1/50	156	140
Pool #BP6496,
2.00%, 7/1/35	835	780
Pool #BP6626,
2.00%, 8/1/50	930	811

FIXED INCOME FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #BP6683,
2.50%, 9/1/50	$654	$590
Pool #BP7273,
2.50%, 8/1/50	410	370
Pool #BP7585,
2.00%, 9/1/50	3,130	2,730
Pool #BQ0202,
2.50%, 8/1/50	549	497
Pool #BQ1147,
2.50%, 10/1/50	740	667
Pool #BQ1351,
2.50%, 8/1/50	633	571
Pool #BQ4077,
2.00%, 12/1/50	925	807
Pool #BQ4966,
2.00%, 10/1/35	1,154	1,079
Pool #BQ5056,
2.00%, 10/1/50	357	312
Pool #BQ5979,
2.00%, 11/1/50	1,638	1,429
Pool #BR4450,
1.50%, 2/1/36	844	769
Pool #BR6042,
2.00%, 2/1/51	2,118	1,847
Pool #BR9755,
2.00%, 4/1/51	1,580	1,383
Pool #BR9761,
2.00%, 4/1/51	1,170	1,020
Pool #BT1034,
2.00%, 7/1/51	2,066	1,801
Pool #BT4528,
2.50%, 9/1/51	11,020	10,016
Pool #BT9031,
2.00%, 8/1/41	931	832
Pool #BU0066,
2.50%, 10/1/51	1,151	1,037
Pool #CA0110,
3.50%, 8/1/47	281	273
Pool #CA0619,
4.00%, 10/1/47	82	83
Pool #CA0620,
4.00%, 10/1/47	1,059	1,060
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #CA0656,
3.50%, 11/1/47	$804	$786
Pool #CA0859,
3.50%, 12/1/47	581	567
Pool #CA0917,
3.50%, 12/1/47	484	474
Pool #CA1370,
4.00%, 3/1/48	280	280
Pool #CA1378,
4.00%, 3/1/48	210	210
Pool #CA1564,
4.50%, 4/1/48	97	99
Pool #CA1711,
4.50%, 5/1/48	286	288
Pool #CA1902,
4.50%, 6/1/48	309	314
Pool #CA1909,
4.50%, 6/1/48	145	147
Pool #CA1951,
4.00%, 7/1/48	152	152
Pool #CA1952,
4.50%, 6/1/48	71	71
Pool #CA2056,
4.50%, 7/1/48	84	85
Pool #CA2208,
4.50%, 8/1/48	90	91
Pool #CA2256,
3.50%, 8/1/33	185	185
Pool #CA2366,
3.50%, 9/1/48	95	93
Pool #CA2375,
4.00%, 9/1/48	401	401
Pool #CA2559,
4.00%, 11/1/33	171	174
Pool #CA2729,
4.50%, 11/1/48	429	432
Pool #CA3640,
4.00%, 6/1/49	381	381
Pool #CA4029,
4.00%, 8/1/49	966	962
Pool #CA4143,
3.00%, 9/1/49	2,873	2,693

NORTHERN FUNDS QUARTERLY REPORT     49    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #CA4420,
3.00%, 10/1/49	$438	$411
Pool #CA4792,
3.00%, 12/1/49	253	236
Pool #CA5020,
3.50%, 1/1/50	538	522
Pool #CA5452,
3.00%, 3/1/50	808	755
Pool #CA5508,
3.00%, 4/1/50	994	927
Pool #CA5700,
2.50%, 5/1/50	15,887	14,434
Pool #CA6072,
2.50%, 6/1/50	411	370
Pool #CA6074,
2.50%, 6/1/50	565	509
Pool #CA6144,
2.50%, 6/1/50	663	598
Pool #CA6290,
3.00%, 7/1/50	521	490
Pool #CA6305,
2.50%, 7/1/50	1,174	1,058
Pool #CA6339,
2.50%, 7/1/50	1,176	1,061
Pool #CA6346,
2.50%, 7/1/50	666	601
Pool #CA6563,
2.50%, 8/1/35	593	567
Pool #CA6601,
2.50%, 8/1/50	494	446
Pool #CA6951,
2.50%, 9/1/50	465	420
Pool #CA6962,
2.50%, 9/1/50	679	614
Pool #CA6986,
2.00%, 9/1/50	2,269	1,987
Pool #CA7019,
2.00%, 9/1/50	1,287	1,122
Pool #CA7216,
2.00%, 10/1/50	2,825	2,463
Pool #CA7232,
2.50%, 10/1/50	1,319	1,189
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #CA7600,
2.50%, 11/1/50	$1,339	$1,207
Pool #CA7697,
1.50%, 11/1/50	3,459	2,877
Pool #CA7736,
2.50%, 11/1/50	1,349	1,216
Pool #CA8043,
2.50%, 12/1/50	818	740
Pool #CA9143,
2.00%, 2/1/36	1,021	955
Pool #CA9355,
2.00%, 3/1/41	526	470
Pool #CA9418,
1.50%, 3/1/36	604	550
Pool #CB0325,
2.00%, 4/1/51	1,766	1,539
Pool #CB1903,
2.50%, 10/1/51	1,820	1,650
Pool #CB2049,
2.50%, 11/1/51	1,859	1,675
Pool #CB2079,
2.00%, 11/1/51	9,640	8,404
Pool #CB3597,
3.50%, 5/1/52	1,686	1,624
Pool #FM1496,
3.50%, 9/1/49	1,488	1,444
Pool #FM1708,
3.00%, 12/1/45	288	275
Pool #FM1742,
3.00%, 10/1/49	272	255
Pool #FM1938,
4.50%, 9/1/49	483	486
Pool #FM2305,
3.50%, 2/1/50	671	651
Pool #FM2715,
3.00%, 3/1/50	177	166
Pool #FM2778,
3.00%, 3/1/50	1,138	1,067
Pool #FM2963,
3.00%, 2/1/50	4,922	4,666
Pool #FM3125,
3.50%, 3/1/50	1,077	1,052

FIXED INCOME FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #FM3225,
3.00%, 5/1/50	$639	$600
Pool #FM3610,
4.00%, 6/1/50	357	356
Pool #FM3747,
2.50%, 8/1/50	1,063	959
Pool #FM3969,
2.50%, 8/1/43	421	383
Pool #FM4055,
2.50%, 8/1/50	7,228	6,522
Pool #FM4149,
3.00%, 9/1/50	3,391	3,183
Pool #FM4193,
2.50%, 9/1/50	755	686
Pool #FM4476,
2.00%, 10/1/50	1,861	1,623
Pool #FM4544,
2.00%, 10/1/50	1,003	874
Pool #FM4598,
2.00%, 11/1/40	230	206
Pool #FM4633,
2.00%, 10/1/50	1,006	878
Pool #FM4734,
2.00%, 11/1/35	1,260	1,178
Pool #FM4762,
2.00%, 11/1/50	1,532	1,341
Pool #FM4799,
2.00%, 11/1/50	814	710
Pool #FM4868,
2.00%, 11/1/50	1,419	1,239
Pool #FM4934,
2.00%, 11/1/35	821	770
Pool #FM4951,
1.50%, 11/1/35	646	588
Pool #FM5026,
2.00%, 12/1/50	1,393	1,217
Pool #FM5087,
2.00%, 12/1/50	552	481
Pool #FM5210,
2.00%, 12/1/50	2,578	2,259
Pool #FM5534,
2.00%, 1/1/41	343	307
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #FM5570,
2.00%, 1/1/36	$1,950	$1,826
Pool #FM5580,
1.50%, 1/1/36	816	743
Pool #FM5849,
2.00%, 12/1/50	1,017	887
Pool #FM6055,
2.00%, 2/1/51	2,074	1,809
Pool #FM6099,
2.00%, 2/1/51	2,084	1,816
Pool #FM6338,
2.00%, 2/1/51	1,337	1,167
Pool #FM6496,
2.00%, 2/1/51	629	551
Pool #FM6511,
2.00%, 3/1/36	2,281	2,135
Pool #FM6550,
2.00%, 3/1/51	432	377
Pool #FM6943,
2.00%, 4/1/51	1,451	1,269
Pool #FM6964,
2.00%, 5/1/51	1,183	1,035
Pool #FM6991,
2.00%, 4/1/51	1,704	1,486
Pool #FM7078,
2.00%, 4/1/51	1,411	1,236
Pool #FM7080,
2.00%, 4/1/51	741	649
Pool #FM7360,
2.00%, 5/1/41	457	408
Pool #FM7411,
2.00%, 5/1/51	3,412	2,974
Pool #FM7429,
1.50%, 5/1/36	1,868	1,701
Pool #FM7622,
2.00%, 5/1/51	924	809
Pool #FM8146,
2.00%, 7/1/36	1,777	1,662
Pool #FM8848,
2.50%, 9/1/41	948	873
Pool #FS0153,
2.00%, 12/1/36	2,869	2,684

NORTHERN FUNDS QUARTERLY REPORT     51    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #FS1096,
2.00%, 1/1/51	$4,923	$4,293
Pool #FS2039,
2.00%, 2/1/51	991	865
Pool #MA0361,
4.00%, 3/1/30	54	55
Pool #MA0667,
4.00%, 3/1/31	152	155
Pool #MA0706,
4.50%, 4/1/31	169	172
Pool #MA0711,
3.50%, 4/1/31	96	96
Pool #MA0804,
4.00%, 7/1/31	103	104
Pool #MA0976,
3.50%, 2/1/32	209	209
Pool #MA1107,
3.50%, 7/1/32	278	278
Pool #MA1138,
3.50%, 8/1/32	158	158
Pool #MA1141,
3.00%, 8/1/32	74	73
Pool #MA1200,
3.00%, 10/1/32	427	416
Pool #MA1239,
3.50%, 11/1/32	226	226
Pool #MA1432,
3.00%, 5/1/33	458	448
Pool #MA1511,
2.50%, 7/1/33	141	129
Pool #MA1764,
4.00%, 1/1/34	189	192
Pool #MA2320,
3.00%, 7/1/35	323	318
Pool #MA2473,
3.50%, 12/1/35	130	129
Pool #MA2489,
2.50%, 12/1/30	498	488
Pool #MA2512,
4.00%, 1/1/46	161	162
Pool #MA2670,
3.00%, 7/1/46	693	655
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #MA2672,
3.00%, 7/1/36	$161	$158
Pool #MA2705,
3.00%, 8/1/46	501	474
Pool #MA2737,
3.00%, 9/1/46	228	216
Pool #MA2738,
3.00%, 9/1/36	234	230
Pool #MA2771,
3.00%, 10/1/46	249	236
Pool #MA2775,
2.50%, 10/1/31	168	164
Pool #MA2781,
2.50%, 10/1/46	184	167
Pool #MA2804,
3.00%, 11/1/36	310	303
Pool #MA2817,
2.50%, 11/1/36	124	114
Pool #MA2841,
2.50%, 12/1/36	50	46
Pool #MA2863,
3.00%, 1/1/47	4,077	3,859
Pool #MA2895,
3.00%, 2/1/47	250	236
Pool #MA3028,
3.50%, 6/1/37	237	236
Pool #MA3057,
3.50%, 7/1/47	396	388
Pool #MA3058,
4.00%, 7/1/47	148	149
Pool #MA3059,
3.50%, 7/1/37	40	40
Pool #MA3073,
4.50%, 7/1/47	320	326
Pool #MA3127,
3.00%, 9/1/37	98	95
Pool #MA3150,
4.50%, 10/1/47	176	179
Pool #MA3181,
3.50%, 11/1/37	65	64
Pool #MA3182,
3.50%, 11/1/47	479	468

FIXED INCOME FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #MA3184,
4.50%, 11/1/47	$56	$57
Pool #MA3185,
3.00%, 11/1/37	106	103
Pool #MA3188,
3.00%, 11/1/32	359	356
Pool #MA3211,
4.00%, 12/1/47	93	93
Pool #MA3239,
4.00%, 1/1/48	397	400
Pool #MA3276,
3.50%, 2/1/48	393	384
Pool #MA3281,
4.00%, 2/1/38	230	230
Pool #MA3334,
4.50%, 4/1/48	309	313
Pool #MA3385,
4.50%, 6/1/48	107	109
Pool #MA3412,
3.50%, 7/1/38	107	105
Pool #MA3413,
4.00%, 7/1/38	41	41
Pool #MA3443,
4.00%, 8/1/48	97	96
Pool #MA3444,
4.50%, 8/1/48	95	95
Pool #MA3467,
4.00%, 9/1/48	92	92
Pool #MA3492,
4.00%, 10/1/38	33	33
Pool #MA3547,
3.00%, 12/1/33	206	204
Pool #MA3590,
4.00%, 2/1/39	35	35
Pool #MA3685,
3.00%, 6/1/49	155	144
Pool #MA3692,
3.50%, 7/1/49	120	117
Pool #MA3695,
3.00%, 7/1/34	77	75
Pool #MA3744,
3.00%, 8/1/49	172	161
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #MA3765,
2.50%, 9/1/49	$352	$319
Pool #MA3870,
2.50%, 12/1/49	178	161
Pool #MA3871,
3.00%, 12/1/49	171	160
Pool #MA3896,
2.50%, 1/1/35	1,139	1,094
Pool #MA3898,
3.50%, 1/1/35	386	385
Pool #MA3902,
2.50%, 1/1/50	174	157
Pool #MA3934,
3.00%, 2/1/40	116	110
Pool #MA3958,
3.00%, 3/1/40	121	115
Pool #MA4013,
2.50%, 5/1/35	244	234
Pool #MA4014,
3.00%, 5/1/35	400	393
Pool #MA4016,
2.50%, 5/1/40	421	388
Pool #MA4042,
2.00%, 6/1/35	558	521
Pool #MA4053,
2.50%, 6/1/35	988	946
Pool #MA4071,
2.00%, 7/1/40	304	272
Pool #MA4072,
2.50%, 7/1/40	259	238
Pool #MA4074,
2.00%, 7/1/35	846	791
Pool #MA4078,
2.50%, 7/1/50	1,470	1,325
Pool #MA4093,
2.00%, 8/1/40	166	148
Pool #MA4094,
2.50%, 8/1/40	286	259
Pool #MA4096,
2.50%, 8/1/50	918	831
Pool #MA4099,
2.50%, 8/1/35	995	952

NORTHERN FUNDS QUARTERLY REPORT     53    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #MA4100,
2.00%, 8/1/50	$1,778	$1,551
Pool #MA4119,
2.00%, 9/1/50	2,087	1,819
Pool #MA4122,
1.50%, 9/1/35	337	307
Pool #MA4123,
2.00%, 9/1/35	1,205	1,126
Pool #MA4128,
2.00%, 9/1/40	479	428
Pool #MA4129,
2.50%, 9/1/40	300	276
Pool #MA4153,
2.50%, 10/1/40	138	127
Pool #MA4154,
1.50%, 10/1/35	509	463
Pool #MA4155,
2.00%, 10/1/35	1,309	1,223
Pool #MA4176,
2.00%, 11/1/40	840	751
Pool #MA4181,
1.50%, 11/1/50	2,620	2,181
Pool #MA4228,
1.50%, 1/1/36	781	711
Pool #MA4232,
2.00%, 1/1/41	407	364
Pool #MA4254,
1.50%, 2/1/51	575	479
Pool #MA4266,
1.50%, 2/1/41	1,112	941
Pool #MA4278,
1.50%, 3/1/36	2,247	2,046
Pool #MA4280,
1.50%, 3/1/51	994	827
Pool #MA4310,
1.50%, 4/1/41	356	303
Pool #MA4333,
2.00%, 5/1/41	623	557
Pool #MA4342,
1.50%, 5/1/41	180	154
Pool #MA4496,
1.50%, 12/1/36	1,426	1,298
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Fannie Mae – 13.5%continued
Pool #MA4570,
2.00%, 3/1/42	$981	$872
Pool TBA,
7/1/52(12)	24,500	21,620
		331,279
Federal Farm Credit Bank – 0.1%
0.73%, 5/27/25	2,000	1,863
Federal Home Loan Bank – 0.0%
3.25%, 11/16/28	1,000	1,003
5.50%, 7/15/36	500	603
		1,606
Freddie Mac – 9.9%
Federal Home Loan Mortgage Corp.,
0.25%, 8/24/23	2,500	2,424
0.25%, 12/4/23	3,000	2,887
0.38%, 7/21/25	500	461
0.38%, 9/23/25	2,500	2,293
6.75%, 3/15/31	700	878
Freddie Mac Multifamily Structured Pass Through Certificates, Series K038, Class A2,
3.39%, 3/25/24	295	295
Freddie Mac Multifamily Structured Pass Through Certificates, Series K040, Class A2,
3.24%, 9/25/24	300	298
Freddie Mac Multifamily Structured Pass Through Certificates, Series K041, Class A2,
3.17%, 10/25/24	300	298
Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class A2,
2.67%, 12/25/24	200	196
Freddie Mac Multifamily Structured Pass Through Certificates, Series K043, Class A2,
3.06%, 12/25/24	200	198
Freddie Mac Multifamily Structured Pass Through Certificates, Series K046, Class A2,
3.21%, 3/25/25	250	248

FIXED INCOME FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac – 9.9%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K047, Class A2,
3.33%, 5/25/25	$500	$498
Freddie Mac Multifamily Structured Pass Through Certificates, Series K051, Class A2,
3.31%, 9/25/25	300	299
Freddie Mac Multifamily Structured Pass Through Certificates, Series K053, Class A2,
3.00%, 12/25/25	300	296
Freddie Mac Multifamily Structured Pass Through Certificates, Series K054, Class A2,
2.75%, 1/25/26	250	244
Freddie Mac Multifamily Structured Pass Through Certificates, Series K055, Class A2,
2.67%, 3/25/26	500	487
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056, Class A2,
2.53%, 5/25/26	400	387
Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class A2,
2.65%, 8/25/26	250	242
Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A2,
3.12%, 9/25/26	100	99
Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,
3.24%, 4/25/27	350	346
Freddie Mac Multifamily Structured Pass Through Certificates, Series K066, Class A2,
3.12%, 6/25/27	350	344
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,
3.19%, 7/25/27	250	247
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac – 9.9%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,
3.24%, 8/25/27	$150	$148
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,
3.19%, 9/25/27	200	197
Freddie Mac Multifamily Structured Pass Through Certificates, Series K070, Class A2,
3.30%, 11/25/27	150	148
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,
3.44%, 12/25/27	150	149
Freddie Mac Multifamily Structured Pass Through Certificates, Series K073, Class A2,
3.35%, 1/25/28	150	149
Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,
3.60%, 1/25/28	150	150
Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,
3.65%, 2/25/28	150	151
Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,
3.90%, 4/25/28	200	204
Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,
3.85%, 5/25/28	200	203
Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,
3.85%, 6/25/28	150	153
Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,
3.93%, 6/25/28	200	204

NORTHERN FUNDS QUARTERLY REPORT     55    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac – 9.9%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,
3.93%, 7/25/28	$200	$204
Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,
3.90%, 8/25/28	200	204
Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class A2,
3.92%, 9/25/28	350	357
Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,
4.05%, 9/25/28	200	205
Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,
3.86%, 11/25/28	200	204
Freddie Mac Multifamily Structured Pass Through Certificates, Series K088, Class A2,
3.69%, 1/25/29	100	101
Freddie Mac Multifamily Structured Pass Through Certificates, Series K090, Class A2,
3.42%, 2/25/29	500	496
Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,
3.51%, 3/25/29	150	150
Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,
3.30%, 4/25/29	300	296
Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,
2.98%, 5/25/29	200	193
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2,
2.90%, 6/25/29	300	288
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac – 9.9%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K102, Class A2,
2.54%, 10/25/29	$250	$234
Freddie Mac Multifamily Structured Pass Through Certificates, Series K104, Class A2,
2.25%, 1/25/30	250	229
Freddie Mac Multifamily Structured Pass Through Certificates, Series K105, Class A2,
1.87%, 1/25/30	200	178
Freddie Mac Multifamily Structured Pass Through Certificates, Series K109, Class A2,
1.56%, 4/25/30	500	433
Freddie Mac Multifamily Structured Pass Through Certificates, Series K110, Class A2,
1.48%, 4/25/30	500	431
Freddie Mac Multifamily Structured Pass Through Certificates, Series K111, Class A2,
1.35%, 5/25/30	500	425
Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class A2,
1.31%, 5/25/30	500	423
Freddie Mac Multifamily Structured Pass Through Certificates, Series K113, Class A2,
1.34%, 6/25/30	500	424
Freddie Mac Multifamily Structured Pass Through Certificates, Series K116, Class A2,
1.38%, 7/25/30	150	127
Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2,
1.41%, 8/25/30	100	85
Freddie Mac Multifamily Structured Pass Through Certificates, Series K119, Class A2,
1.57%, 9/25/30	250	214

FIXED INCOME FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac – 9.9%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K122, Class A2,
1.52%, 11/25/30	$200	$170
Freddie Mac Multifamily Structured Pass Through Certificates, Series K129, Class A2,
1.91%, 5/25/31	300	262
Freddie Mac Multifamily Structured Pass Through Certificates, Series K141, Class A2,
2.25%, 2/25/32	200	178
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,
3.72%, 1/25/31	100	101
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,
3.79%, 1/25/34	100	99
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,
3.47%, 3/25/31	100	100
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,
3.54%, 3/25/34	100	96
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2,
2.99%, 5/25/31	100	95
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3,
3.06%, 4/25/34	100	92
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1515, Class A2,
1.94%, 2/25/35	100	80
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1517, Class A2,
1.72%, 7/25/35	200	155
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac – 9.9%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1518, Class A2,
1.86%, 10/25/35	$150	$117
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1519, Class A2,
2.01%, 12/25/35	150	119
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1520, Class A2,
2.44%, 2/25/36	150	125
Freddie Mac Multifamily Structured Pass Through Certificates, Series K1522, Class A2,
2.36%, 10/25/36	100	83
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,
3.42%, 4/25/32	100	98
Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,
3.75%, 4/25/33	100	100
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,
3.99%, 5/25/33	100	102
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,
3.99%, 8/25/33	100	101
Freddie Mac Multifamily Structured Pass Through Certificates, Series K729, Class A2,
3.14%, 10/25/24	200	199
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	200	201
Freddie Mac Multifamily Structured Pass Through Certificates, Series K731, Class A2,
3.60%, 2/25/25	150	150

NORTHERN FUNDS QUARTERLY REPORT     57    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac – 9.9%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K732, Class A2,
3.70%, 5/25/25	$400	$402
Freddie Mac Multifamily Structured Pass Through Certificates, Series K733, Class A2,
3.75%, 8/25/25	500	504
Freddie Mac Multifamily Structured Pass Through Certificates, Series K734, Class A2,
3.21%, 2/25/26	200	198
Freddie Mac Multifamily Structured Pass Through Certificates, Series K735, Class A2,
2.86%, 5/25/26	150	147
Freddie Mac Multifamily Structured Pass Through Certificates, Series K740, Class A2,
1.47%, 9/25/27	400	362
Freddie Mac Multifamily Structured Pass Through Certificates, Series K747, Class A2,
2.05%, 11/25/28	300	275
Pool #QA0127,
3.50%, 6/1/49	707	687
Pool #QA1132,
3.50%, 7/1/49	214	208
Pool #QA1263,
3.50%, 7/1/49	271	263
Pool #QA1752,
3.50%, 8/1/49	1,293	1,255
Pool #QA1883,
4.00%, 8/1/49	440	440
Pool #QA3149,
3.00%, 10/1/49	387	363
Pool #QA4699,
3.00%, 11/1/49	234	218
Pool #QA8043,
3.00%, 3/1/50	1,846	1,750
Pool #QB0065,
2.00%, 6/1/50	869	757
Pool #QB0211,
2.50%, 6/1/50	559	504
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac – 9.9%continued
Pool #QB2516,
2.50%, 8/1/50	$419	$378
Pool #QB2545,
2.00%, 8/1/50	2,289	1,995
Pool #QB2682,
2.50%, 8/1/50	472	425
Pool #QB2966,
2.50%, 9/1/50	157	142
Pool #QB3199,
2.00%, 9/1/50	790	688
Pool #QB4467,
2.00%, 10/1/50	1,518	1,325
Pool #QB5079,
2.00%, 11/1/50	1,841	1,611
Pool #QB5128,
2.00%, 10/1/50	1,177	1,026
Pool #QB5507,
2.00%, 11/1/50	836	730
Pool #QB6246,
2.00%, 12/1/50	419	367
Pool #QB6448,
2.00%, 12/1/50	1,232	1,074
Pool #QB8131,
2.00%, 2/1/51	3,952	3,445
Pool #QB8132,
2.00%, 1/1/51	5,147	4,487
Pool #QB9266,
2.00%, 3/1/51	550	480
Pool #QB9410,
2.00%, 1/1/51	1,597	1,392
Pool #QC1443,
2.00%, 5/1/51	2,189	1,914
Pool #QC1809,
2.00%, 5/1/51	524	456
Pool #QC2062,
2.00%, 5/1/51	853	744
Pool #QC3259,
2.00%, 6/1/51	3,219	2,821
Pool #QC9442,
2.50%, 10/1/51	4,800	4,325
Pool #QD0822,
3.00%, 11/1/51	1,354	1,273

FIXED INCOME FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac – 9.9%continued
Pool #QD2146,
2.00%, 12/1/51	$5,368	$4,679
Pool #QK0622,
1.50%, 2/1/41	607	517
Pool #QN0818,
2.50%, 10/1/34	305	293
Pool #QN4614,
1.50%, 12/1/35	267	243
Pool #QN5018,
2.00%, 1/1/36	1,512	1,414
Pool #QN5065,
1.50%, 1/1/36	821	748
Pool #QN5866,
2.00%, 4/1/36	886	831
Pool #QN6394,
1.50%, 5/1/36	1,962	1,787
Pool #QN8899,
2.00%, 12/1/36	943	881
Pool #RA1196,
4.00%, 8/1/49	975	972
Pool #RA1343,
3.00%, 9/1/49	2,648	2,481
Pool #RA1493,
3.00%, 10/1/49	4,924	4,617
Pool #RA1501,
3.00%, 10/1/49	147	138
Pool #RA2010,
3.50%, 1/1/50	298	289
Pool #RA2117,
3.00%, 2/1/50	359	337
Pool #RA2386,
3.00%, 4/1/50	893	838
Pool #RA2457,
3.00%, 4/1/50	579	544
Pool #RA2730,
2.50%, 6/1/50	336	305
Pool #RA2790,
2.50%, 6/1/50	527	475
Pool #RA2853,
2.50%, 6/1/50	703	634
Pool #RA2959,
2.50%, 7/1/50	626	564
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac – 9.9%continued
Pool #RA3086,
2.50%, 7/1/50	$478	$431
Pool #RA3306,
2.50%, 8/1/50	420	378
Pool #RA3517,
2.00%, 9/1/50	1,101	962
Pool #RA3524,
2.00%, 9/1/50	2,265	1,975
Pool #RA3563,
2.00%, 9/1/50	1,119	975
Pool #RA3578,
2.00%, 9/1/50	1,429	1,246
Pool #RA3580,
2.00%, 9/1/50	1,409	1,229
Pool #RA3653,
1.50%, 10/1/50	681	570
Pool #RA3662,
2.50%, 10/1/50	714	643
Pool #RA3663,
2.50%, 10/1/50	721	652
Pool #RA3723,
2.00%, 10/1/50	1,438	1,253
Pool #RA3765,
2.50%, 10/1/50	704	634
Pool #RA3908,
1.50%, 11/1/50	633	527
Pool #RA3913,
2.50%, 11/1/50	8,171	7,456
Pool #RA4209,
1.50%, 12/1/50	1,993	1,657
Pool #RA4218,
2.50%, 12/1/50	8,802	7,931
Pool #RA5204,
2.00%, 5/1/51	1,706	1,487
Pool #RA5373,
2.00%, 6/1/51	831	725
Pool #RA6333,
2.00%, 11/1/51	4,227	3,685
Pool #RA6340,
2.50%, 11/1/51	2,889	2,602
Pool #RA7097,
3.50%, 4/1/52	990	954

NORTHERN FUNDS QUARTERLY REPORT     59    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac – 9.9%continued
Pool #RA7099,
2.00%, 1/1/51	$3,180	$2,772
Pool #RB0452,
2.00%, 2/1/41	925	827
Pool #RB5032,
2.50%, 2/1/40	85	78
Pool #RB5033,
3.00%, 2/1/40	315	300
Pool #RB5043,
2.50%, 4/1/40	155	142
Pool #RB5048,
2.50%, 5/1/40	85	78
Pool #RB5059,
2.50%, 7/1/40	107	99
Pool #RB5066,
2.50%, 8/1/40	290	266
Pool #RB5072,
2.50%, 9/1/40	297	273
Pool #RB5076,
2.00%, 8/1/40	605	541
Pool #RB5078,
2.50%, 10/1/40	200	184
Pool #RB5085,
2.00%, 11/1/40	540	482
Pool #RB5090,
2.00%, 12/1/40	635	568
Pool #RB5095,
2.00%, 1/1/41	405	362
Pool #RB5100,
2.00%, 2/1/41	334	299
Pool #RB5110,
1.50%, 5/1/41	1,270	1,081
Pool #RB5111,
2.00%, 5/1/41	535	478
Pool #RB5131,
2.00%, 10/1/41	941	841
Pool #RB5148,
2.00%, 3/1/42	982	871
Pool #RC1857,
1.50%, 2/1/36	1,459	1,331
Pool #RC1926,
1.50%, 4/1/36	708	644
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac – 9.9%continued
Pool #RC2045,
2.00%, 6/1/36	$334	$312
Pool #SB0048,
3.00%, 8/1/34	606	598
Pool #SB0330,
2.00%, 5/1/35	469	438
Pool #SB0434,
2.00%, 10/1/35	777	727
Pool #SB0507,
2.00%, 3/1/36	1,458	1,364
Pool #SB0571,
2.00%, 10/1/36	1,417	1,324
Pool #SB8045,
2.50%, 5/1/35	208	199
Pool #SB8046,
3.00%, 5/1/35	375	368
Pool #SB8049,
2.50%, 6/1/35	687	657
Pool #SB8052,
2.00%, 7/1/35	569	532
Pool #SB8057,
2.00%, 8/1/35	693	648
Pool #SB8058,
2.50%, 8/1/35	812	778
Pool #SB8061,
2.00%, 9/1/35	1,222	1,142
Pool #SB8062,
2.50%, 9/1/35	536	513
Pool #SB8067,
1.50%, 9/1/35	308	281
Pool #SB8068,
1.50%, 10/1/35	335	305
Pool #SB8069,
2.00%, 10/1/35	971	907
Pool #SB8073,
1.50%, 11/1/35	434	395
Pool #SB8078,
1.50%, 12/1/35	912	831
Pool #SB8083,
1.50%, 1/1/36	527	480
Pool #SB8092,
1.50%, 3/1/36	938	854

FIXED INCOME FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac – 9.9%continued
Pool #SB8122,
1.50%, 10/1/36	$1,950	$1,776
Pool #SB8501,
2.00%, 8/1/35	806	754
Pool #SD0163,
3.00%, 12/1/49	708	664
Pool #SD0261,
3.00%, 2/1/50	284	266
Pool #SD0262,
3.50%, 2/1/50	457	448
Pool #SD0410,
2.50%, 8/1/50	1,424	1,291
Pool #SD0414,
2.50%, 8/1/50	262	237
Pool #SD0467,
2.00%, 12/1/50	642	560
Pool #SD0537,
2.00%, 3/1/51	3,443	3,002
Pool #SD0608,
2.50%, 5/1/51	3,551	3,232
Pool #SD0764,
2.50%, 10/1/51	2,814	2,535
Pool #SD7512,
3.00%, 2/1/50	590	557
Pool #SD7536,
2.50%, 2/1/51	6,639	6,028
Pool #SD7537,
2.00%, 3/1/51	3,480	3,034
Pool #SD7539,
2.00%, 4/1/51	3,486	3,051
Pool #SD7541,
2.00%, 5/1/51	2,357	2,062
Pool #SD8019,
4.50%, 10/1/49	444	447
Pool #SD8023,
2.50%, 11/1/49	329	297
Pool #SD8029,
2.50%, 12/1/49	368	333
Pool #SD8037,
2.50%, 1/1/50	373	337
Pool #SD8083,
2.50%, 8/1/50	839	757
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac – 9.9%continued
Pool #SD8090,
2.00%, 9/1/50	$2,562	$2,233
Pool #SD8097,
2.00%, 8/1/50	2,259	1,973
Pool #SD8104,
1.50%, 11/1/50	4,350	3,616
Pool #SD8112,
1.50%, 12/1/50	1,290	1,072
Pool #SD8139,
1.50%, 4/1/51	2,469	2,053
Pool #ZA1036,
4.50%, 2/1/40	87	90
Pool #ZA1159,
3.50%, 4/1/42	250	246
Pool #ZA1165,
3.50%, 4/1/42	361	354
Pool #ZA1254,
3.00%, 10/1/42	1,130	1,080
Pool #ZA1334,
3.50%, 7/1/42	125	123
Pool #ZA1361,
3.50%, 5/1/43	180	177
Pool #ZA1375,
4.00%, 9/1/44	105	106
Pool #ZA1378,
3.50%, 10/1/44	166	163
Pool #ZA2773,
2.50%, 8/1/27	84	83
Pool #ZA3862,
2.50%, 5/1/31	314	308
Pool #ZA4194,
3.00%, 4/1/43	262	250
Pool #ZA4214,
3.00%, 5/1/43	402	384
Pool #ZA4715,
4.00%, 9/1/46	1,042	1,048
Pool #ZA5107,
4.00%, 11/1/47	196	196
Pool #ZA5642,
4.00%, 9/1/48	213	213
Pool #ZA5950,
4.50%, 11/1/48	538	541

NORTHERN FUNDS QUARTERLY REPORT     61    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac – 9.9%continued
Pool #ZI6135,
5.00%, 9/1/34	$418	$439
Pool #ZI6854,
4.50%, 12/1/37	46	47
Pool #ZI7645,
5.00%, 6/1/38	108	114
Pool #ZI8519,
4.50%, 2/1/39	21	22
Pool #ZI9349,
4.50%, 10/1/39	298	307
Pool #ZI9657,
4.50%, 1/1/40	392	405
Pool #ZI9862,
4.50%, 3/1/40	189	195
Pool #ZI9939,
4.50%, 4/1/40	131	135
Pool #ZJ0631,
4.50%, 10/1/40	160	166
Pool #ZJ1046,
4.00%, 1/1/41	196	198
Pool #ZJ1052,
4.00%, 1/1/41	171	173
Pool #ZJ1228,
4.00%, 2/1/41	262	265
Pool #ZJ1359,
4.50%, 3/1/41	147	152
Pool #ZK5468,
2.00%, 5/1/28	380	372
Pool #ZK7259,
2.50%, 4/1/30	346	339
Pool #ZK7533,
2.50%, 7/1/30	218	214
Pool #ZL1714,
4.50%, 7/1/41	185	191
Pool #ZL1806,
4.50%, 8/1/41	488	504
Pool #ZL1922,
4.00%, 9/1/41	65	65
Pool #ZL2350,
3.50%, 11/1/41	89	87
Pool #ZL3211,
3.50%, 6/1/42	359	354
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac – 9.9%continued
Pool #ZL3245,
4.00%, 6/1/42	$561	$568
Pool #ZL3535,
3.50%, 8/1/42	658	651
Pool #ZL3551,
3.50%, 8/1/42	483	475
Pool #ZL4634,
3.00%, 1/1/43	1,665	1,590
Pool #ZL4709,
3.00%, 1/1/43	368	352
Pool #ZL5074,
3.00%, 2/1/43	158	151
Pool #ZL5915,
3.50%, 5/1/43	738	725
Pool #ZL5927,
3.00%, 5/1/43	227	217
Pool #ZL6381,
3.00%, 6/1/43	362	346
Pool #ZL6467,
3.00%, 7/1/43	266	254
Pool #ZL6676,
3.00%, 8/1/43	541	516
Pool #ZL6920,
3.50%, 8/1/43	107	105
Pool #ZL7780,
4.00%, 2/1/44	295	297
Pool #ZL8299,
3.50%, 7/1/44	709	697
Pool #ZL8300,
4.00%, 7/1/44	584	587
Pool #ZL8709,
4.00%, 11/1/44	169	171
Pool #ZM0489,
4.00%, 11/1/45	220	222
Pool #ZM0617,
3.50%, 12/1/45	257	251
Pool #ZM1194,
3.00%, 6/1/46	311	295
Pool #ZM1933,
3.00%, 10/1/46	342	324
Pool #ZM2167,
3.00%, 11/1/46	543	514

FIXED INCOME FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac – 9.9%continued
Pool #ZM2286,
3.50%, 12/1/46	$917	$897
Pool #ZM3525,
3.50%, 6/1/47	133	130
Pool #ZM3933,
3.50%, 8/1/47	513	502
Pool #ZM4305,
3.50%, 9/1/47	510	498
Pool #ZM4601,
3.50%, 10/1/47	649	636
Pool #ZM4711,
4.00%, 11/1/47	850	853
Pool #ZM4736,
3.50%, 11/1/47	184	179
Pool #ZM4908,
3.50%, 11/1/47	354	346
Pool #ZM5133,
3.50%, 12/1/47	155	151
Pool #ZM5397,
3.50%, 1/1/48	317	310
Pool #ZM5659,
3.50%, 2/1/48	303	296
Pool #ZM5917,
4.00%, 3/1/48	221	221
Pool #ZM6682,
4.50%, 5/1/48	234	237
Pool #ZM7370,
4.00%, 7/1/48	143	143
Pool #ZM7378,
5.00%, 7/1/48	178	183
Pool #ZM7849,
4.00%, 8/1/48	52	52
Pool #ZM8045,
4.00%, 9/1/48	188	188
Pool #ZM8575,
4.50%, 10/1/48	177	179
Pool #ZN1506,
3.50%, 11/1/48	784	763
Pool #ZN3447,
3.50%, 2/1/49	133	129
Pool #ZS0932,
4.50%, 8/1/34	11	11
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac – 9.9%continued
Pool #ZS1567,
5.00%, 8/1/37	$13	$14
Pool #ZS2391,
5.00%, 9/1/38	26	27
Pool #ZS2499,
5.00%, 3/1/38	63	66
Pool #ZS2533,
4.50%, 2/1/39	63	65
Pool #ZS2827,
4.50%, 11/1/39	160	165
Pool #ZS2905,
4.50%, 4/1/40	216	222
Pool #ZS3554,
3.50%, 7/1/42	233	229
Pool #ZS3596,
4.00%, 6/1/42	599	606
Pool #ZS3613,
4.00%, 8/1/42	331	335
Pool #ZS3792,
2.50%, 7/1/43	308	280
Pool #ZS4078,
3.50%, 1/1/45	337	331
Pool #ZS4100,
3.50%, 3/1/45	598	588
Pool #ZS4127,
4.50%, 7/1/44	146	150
Pool #ZS4472,
3.50%, 2/1/42	227	223
Pool #ZS4522,
3.00%, 7/1/43	910	869
Pool #ZS4536,
3.50%, 10/1/43	325	319
Pool #ZS4584,
3.00%, 9/1/44	110	105
Pool #ZS4590,
3.00%, 11/1/44	1,283	1,222
Pool #ZS4600,
4.00%, 1/1/45	334	336
Pool #ZS4607,
3.50%, 3/1/45	424	415
Pool #ZS4617,
3.00%, 6/1/45	217	206

NORTHERN FUNDS QUARTERLY REPORT     63    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac – 9.9%continued
Pool #ZS4618,
3.50%, 6/1/45	$348	$340
Pool #ZS4621,
3.00%, 7/1/45	522	496
Pool #ZS4627,
4.00%, 8/1/45	118	118
Pool #ZS4629,
3.00%, 9/1/45	1,617	1,536
Pool #ZS4630,
3.50%, 9/1/45	236	230
Pool #ZS4634,
4.00%, 10/1/45	139	140
Pool #ZS4639,
4.00%, 11/1/45	144	145
Pool #ZS4642,
3.50%, 12/1/45	481	470
Pool #ZS4655,
3.50%, 3/1/46	235	229
Pool #ZS4667,
3.00%, 6/1/46	335	318
Pool #ZS4671,
3.00%, 8/1/46	750	710
Pool #ZS4677,
3.00%, 9/1/46	209	198
Pool #ZS4682,
3.00%, 10/1/46	275	261
Pool #ZS4703,
3.00%, 2/1/47	216	205
Pool #ZS4722,
3.50%, 6/1/47	215	210
Pool #ZS4730,
3.50%, 8/1/47	82	80
Pool #ZS4740,
4.00%, 10/1/47	388	387
Pool #ZS4743,
3.50%, 11/1/47	523	512
Pool #ZS4745,
4.50%, 11/1/47	381	387
Pool #ZS4747,
3.50%, 12/1/47	145	142
Pool #ZS4748,
4.00%, 12/1/47	405	407
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac – 9.9%continued
Pool #ZS4749,
4.50%, 12/1/47	$125	$126
Pool #ZS4752,
4.00%, 1/1/48	321	323
Pool #ZS4759,
3.50%, 3/1/48	312	305
Pool #ZS4769,
4.00%, 5/1/48	171	172
Pool #ZS4773,
4.50%, 6/1/48	56	56
Pool #ZS4781,
4.50%, 7/1/48	136	138
Pool #ZS4785,
4.00%, 8/1/48	132	132
Pool #ZS6948,
2.50%, 11/1/28	205	202
Pool #ZS8023,
2.00%, 8/1/32	61	58
Pool #ZS8495,
2.50%, 8/1/28	846	834
Pool #ZS8628,
2.00%, 11/1/31	100	96
Pool #ZS8639,
2.00%, 1/1/32	34	33
Pool #ZS9449,
3.50%, 8/1/45	359	352
Pool #ZS9495,
3.50%, 10/1/45	573	561
Pool #ZS9580,
3.50%, 12/1/45	506	495
Pool #ZS9805,
3.00%, 9/1/46	517	490
Pool #ZS9813,
3.00%, 9/1/46	559	529
Pool #ZS9827,
3.00%, 10/1/46	472	447
Pool #ZS9828,
3.00%, 10/1/46	461	436
Pool #ZT0495,
4.50%, 8/1/48	62	62
Pool #ZT0524,
4.50%, 9/1/48	319	323

FIXED INCOME FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac – 9.9%continued
Pool #ZT0542,
4.00%, 7/1/48	$591	$592
Pool #ZT0712,
4.00%, 10/1/48	188	188
Pool #ZT0787,
4.00%, 10/1/48	169	169
Pool #ZT1702,
4.00%, 1/1/49	318	318
Pool #ZT2091,
3.00%, 6/1/34	89	88
		242,457
Freddie Mac Gold – 0.6%
Pool #A16753,
5.00%, 11/1/33	27	28
Pool #A17665,
5.00%, 1/1/34	30	32
Pool #A27950,
5.50%, 11/1/34	93	100
Pool #A31136,
5.50%, 1/1/35	129	135
Pool #A39306,
5.50%, 11/1/35	35	37
Pool #A46224,
5.00%, 7/1/35	9	10
Pool #A48104,
5.00%, 1/1/36	44	46
Pool #A57604,
5.00%, 3/1/37	54	57
Pool #A58718,
5.50%, 3/1/37	5	5
Pool #A59081,
5.50%, 4/1/37	44	47
Pool #A61560,
5.50%, 10/1/36	100	107
Pool #A64474,
5.50%, 9/1/37	7	8
Pool #A67116,
7.00%, 10/1/37	14	15
Pool #A68761,
5.50%, 9/1/37	111	116
Pool #A69303,
6.00%, 11/1/37	9	10
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac Gold – 0.6%continued
Pool #A73778,
5.00%, 2/1/38	$40	$42
Pool #A74134,
7.00%, 2/1/38	19	19
Pool #A81606,
6.00%, 9/1/38	15	16
Pool #A83008,
5.50%, 11/1/38	112	119
Pool #A91541,
5.00%, 3/1/40	84	89
Pool #C91009,
5.00%, 11/1/26	2	2
Pool #C91247,
5.00%, 4/1/29	46	48
Pool #C91354,
4.00%, 1/1/31	150	152
Pool #C91370,
4.50%, 5/1/31	82	84
Pool #C91388,
3.50%, 2/1/32	96	96
Pool #C91402,
4.00%, 10/1/31	135	136
Pool #C91408,
3.50%, 11/1/31	94	94
Pool #C91485,
3.50%, 8/1/32	140	140
Pool #C91811,
4.00%, 1/1/35	78	79
Pool #C91826,
3.00%, 5/1/35	102	100
Pool #C91858,
3.00%, 12/1/35	103	102
Pool #C91879,
3.00%, 6/1/36	120	118
Pool #C91891,
3.00%, 9/1/36	147	144
Pool #C91904,
2.50%, 11/1/36	88	81
Pool #C91908,
3.00%, 1/1/37	58	57
Pool #C91949,
3.00%, 9/1/37	115	111

NORTHERN FUNDS QUARTERLY REPORT     65    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac Gold – 0.6%continued
Pool #C91955,
3.00%, 10/1/37	$104	$100
Pool #C91970,
3.50%, 1/1/38	133	131
Pool #C91971,
4.00%, 1/1/38	55	55
Pool #C92003,
3.50%, 7/1/38	66	64
Pool #C92010,
4.00%, 8/1/38	102	103
Pool #D97564,
5.00%, 1/1/28	73	74
Pool #D99094,
3.00%, 3/1/32	94	92
Pool #E03033,
3.00%, 2/1/27	138	138
Pool #E04044,
3.50%, 8/1/27	235	235
Pool #G02064,
5.00%, 2/1/36	49	52
Pool #G02069,
5.50%, 3/1/36	8	8
Pool #G02386,
6.00%, 11/1/36	77	85
Pool #G02391,
6.00%, 11/1/36	2	3
Pool #G02540,
5.00%, 11/1/34	27	28
Pool #G02649,
6.00%, 1/1/37	4	4
Pool #G02789,
6.00%, 4/1/37	341	374
Pool #G02911,
6.00%, 4/1/37	5	5
Pool #G02973,
6.00%, 6/1/37	10	11
Pool #G03121,
5.00%, 6/1/36	39	41
Pool #G03134,
5.50%, 8/1/36	19	20
Pool #G03218,
6.00%, 9/1/37	9	10
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac Gold – 0.6%continued
Pool #G03351,
6.00%, 9/1/37	$21	$23
Pool #G03513,
6.00%, 11/1/37	23	25
Pool #G03600,
7.00%, 11/1/37	12	13
Pool #G03737,
6.50%, 11/1/37	149	164
Pool #G03992,
6.00%, 3/1/38	33	36
Pool #G04287,
5.00%, 5/1/38	44	46
Pool #G04459,
5.50%, 6/1/38	38	41
Pool #G04611,
6.00%, 7/1/38	87	96
Pool #G04650,
6.50%, 9/1/38	48	52
Pool #G05733,
5.00%, 11/1/39	122	129
Pool #G05969,
5.00%, 8/1/40	58	61
Pool #G06767,
5.00%, 10/1/41	231	244
Pool #G06947,
6.00%, 5/1/40	86	94
Pool #G08189,
7.00%, 3/1/37	15	15
Pool #G08192,
5.50%, 4/1/37	18	20
Pool #G08341,
5.00%, 4/1/39	312	329
Pool #G12868,
5.00%, 11/1/22	1	1
Pool #G12869,
5.00%, 9/1/22(11)	—	—
Pool #G13136,
4.50%, 5/1/23	3	3
Pool #G13151,
6.00%, 3/1/23(11)	—	—
Pool #G13201,
4.50%, 7/1/23	2	2

FIXED INCOME FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac Gold – 0.6%continued
Pool #G13433,
5.50%, 1/1/24	$3	$3
Pool #G14168,
5.50%, 12/1/24	3	3
Pool #G14239,
4.00%, 9/1/26	223	226
Pool #G14554,
4.50%, 7/1/26	13	13
Pool #G14891,
3.00%, 10/1/28	128	127
Pool #G15134,
3.00%, 5/1/29	92	92
Pool #G15468,
3.50%, 12/1/29	175	176
Pool #G16562,
3.50%, 8/1/33	294	293
Pool #G16774,
3.50%, 2/1/34	153	154
Pool #G16786,
4.00%, 4/1/34	165	168
Pool #G18220,
6.00%, 11/1/22(11)	—	—
Pool #G18420,
3.00%, 1/1/27	177	176
Pool #G18438,
2.50%, 6/1/27	101	99
Pool #G18442,
3.50%, 8/1/27	157	157
Pool #G18571,
2.50%, 10/1/30	163	160
Pool #G18601,
3.00%, 5/1/31	215	214
Pool #G18664,
3.50%, 10/1/32	131	131
Pool #G18681,
3.00%, 3/1/33	407	404
Pool #G30327,
4.50%, 1/1/27	9	9
Pool #G30835,
3.50%, 12/1/35	131	131
Pool #G31020,
2.50%, 2/1/37	32	29
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac Gold – 0.6%continued
Pool #G31057,
3.00%, 2/1/38	$188	$183
Pool #G67713,
4.00%, 6/1/48	640	642
Pool #J06476,
5.50%, 11/1/22(11)	—	—
Pool #J08202,
5.00%, 7/1/23	1	1
Pool #J08454,
5.00%, 8/1/23	2	2
Pool #J08913,
5.50%, 10/1/23	2	2
Pool #J09148,
5.00%, 12/1/23	8	9
Pool #J09305,
5.00%, 2/1/24	11	11
Pool #J09463,
5.00%, 3/1/24	12	12
Pool #J11136,
4.00%, 11/1/24	5	5
Pool #J12098,
4.50%, 4/1/25	76	77
Pool #J14808,
3.50%, 3/1/26	146	145
Pool #J16932,
3.00%, 10/1/26	90	90
Pool #J17055,
3.00%, 11/1/26	79	78
Pool #J17232,
3.00%, 11/1/26	79	79
Pool #J17932,
3.00%, 3/1/27	133	132
Pool #J20834,
2.50%, 10/1/27	196	194
Pool #J21601,
2.50%, 12/1/27	748	738
Pool #J22069,
2.50%, 1/1/28	53	53
Pool #J22986,
2.50%, 3/1/28	412	407
Pool #J30435,
3.00%, 1/1/30	232	231

NORTHERN FUNDS QUARTERLY REPORT     67    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Freddie Mac Gold – 0.6%continued
Pool #J32244,
3.00%, 7/1/30	$914	$912
Pool #K90071,
3.00%, 2/1/33	277	272
Pool #K90641,
3.50%, 6/1/33	36	36
Pool #K90791,
3.00%, 7/1/33	162	159
Pool #K91490,
3.50%, 1/1/34	256	255
Pool #K92325,
3.00%, 1/1/35	181	178
Pool #V60268,
3.00%, 9/1/28	391	390
Pool #V60886,
2.50%, 8/1/30	114	112
Pool #V60902,
2.50%, 8/1/30	99	98
Pool #V61347,
2.50%, 10/1/31	360	353
		14,230
Government National Mortgage Association I – 0.2%
Pool #510835,
5.50%, 2/15/35	10	11
Pool #553463,
3.50%, 1/15/42	312	312
Pool #597889,
5.50%, 6/15/33	94	98
Pool #614169,
5.00%, 7/15/33	19	20
Pool #616879,
3.50%, 2/15/42	261	262
Pool #617739,
6.00%, 10/15/37	4	4
Pool #634431,
6.00%, 9/15/34	11	11
Pool #641416,
5.50%, 4/15/35	68	71
Pool #646341,
6.00%, 11/15/36	9	9
Pool #648538,
5.00%, 12/15/35	52	54
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Government National Mortgage Association I – 0.2%continued
Pool #651753,
5.50%, 3/15/36	$5	$6
Pool #670030,
3.00%, 7/15/45	206	196
Pool #675211,
6.50%, 3/15/38	5	6
Pool #675484,
5.50%, 6/15/38	20	21
Pool #676360,
6.50%, 10/15/37	2	2
Pool #682899,
6.00%, 9/15/40	102	108
Pool #687824,
5.50%, 8/15/38	48	53
Pool #687900,
5.00%, 9/15/38	76	79
Pool #687901,
5.00%, 9/15/38	39	41
Pool #692309,
6.00%, 1/15/39	20	21
Pool #697645,
5.50%, 10/15/38	22	24
Pool #698236,
5.00%, 6/15/39	123	129
Pool #698336,
4.50%, 5/15/39	118	123
Pool #699277,
6.00%, 9/15/38	5	6
Pool #700918,
5.50%, 11/15/38	32	35
Pool #700972,
5.50%, 11/15/38	10	10
Pool #701196,
6.00%, 10/15/38	5	5
Pool #703677,
5.50%, 6/15/39	79	83
Pool #704185,
5.50%, 1/15/39	16	18
Pool #704514,
4.50%, 5/15/39	240	251
Pool #717175,
4.50%, 6/15/39	133	139

FIXED INCOME FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Government National Mortgage Association I – 0.2%continued
Pool #719262,
5.00%, 8/15/40	$75	$79
Pool #720202,
4.50%, 7/15/39	106	110
Pool #723231,
4.00%, 10/15/39	99	101
Pool #723339,
5.00%, 9/15/39	57	60
Pool #726085,
4.00%, 11/15/24	21	22
Pool #728629,
4.50%, 1/15/40	172	179
Pool #736768,
3.00%, 11/15/42	521	497
Pool #737286,
4.50%, 5/15/40	155	162
Pool #737416,
3.50%, 9/15/25	18	18
Pool #738134,
3.50%, 4/15/26	45	45
Pool #738247,
4.50%, 4/15/41	66	69
Pool #745215,
4.00%, 7/15/25	19	20
Pool #747643,
4.50%, 8/15/40	220	229
Pool #760874,
3.50%, 2/15/26	42	42
Pool #768800,
4.50%, 6/15/41	32	34
Pool #773939,
4.00%, 11/15/41	230	234
Pool #778957,
3.50%, 3/15/42	316	316
Pool #782131,
5.50%, 12/15/36	20	21
Pool #782150,
5.50%, 4/15/37	27	29
Pool #782259,
5.00%, 2/15/36	56	58
Pool #782272,
5.50%, 2/15/38	45	50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Government National Mortgage Association I – 0.2%continued
Pool #782498,
6.00%, 12/15/38	$23	$25
Pool #782584,
5.00%, 3/15/39	25	27
Pool #782675,
4.50%, 6/15/24	13	14
Pool #782696,
5.00%, 6/15/39	120	126
Pool #782831,
6.00%, 12/15/39	16	18
Pool #783176,
4.00%, 11/15/40	322	328
Pool #783740,
2.50%, 12/15/27	67	66
Pool #AA5391,
3.50%, 6/15/42	18	18
Pool #AA6089,
3.00%, 2/15/43	231	220
Pool #AB2761,
3.50%, 8/15/42	59	59
Pool #AB2891,
3.00%, 9/15/42	83	79
Pool #AD8781,
3.00%, 3/15/43	185	177
Pool #AD9016,
3.00%, 4/15/43	155	148
Pool #AL1763,
3.50%, 1/15/45	84	84
		5,972
Government National Mortgage Association II – 5.7%
Pool #3570,
6.00%, 6/20/34	24	27
Pool #3665,
5.50%, 1/20/35	63	67
Pool #3852,
6.00%, 5/20/36	11	12
Pool #3879,
6.00%, 7/20/36	30	33
Pool #3910,
6.00%, 10/20/36	15	17
Pool #3994,
5.00%, 6/20/37	9	9

NORTHERN FUNDS QUARTERLY REPORT     69    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Government National Mortgage Association II – 5.7%continued
Pool #4018,
6.50%, 8/20/37	$39	$42
Pool #4026,
5.00%, 9/20/37	15	16
Pool #4027,
5.50%, 9/20/37	6	7
Pool #4040,
6.50%, 10/20/37	8	9
Pool #4098,
5.50%, 3/20/38	45	48
Pool #4116,
6.50%, 4/20/38	19	21
Pool #4170,
6.00%, 6/20/38	35	39
Pool #4194,
5.50%, 7/20/38	80	84
Pool #4243,
5.00%, 9/20/38	19	21
Pool #4244,
5.50%, 9/20/38	23	25
Pool #4245,
6.00%, 9/20/38	12	14
Pool #4269,
6.50%, 10/20/38	18	20
Pool #4290,
5.50%, 11/20/38	16	17
Pool #4344,
6.00%, 1/20/39	28	30
Pool #4345,
6.50%, 1/20/39	20	22
Pool #4425,
5.50%, 4/20/39	48	51
Pool #4559,
5.00%, 10/20/39	97	103
Pool #4561,
6.00%, 10/20/39	57	62
Pool #4617,
4.50%, 1/20/40	28	29
Pool #4619,
5.50%, 1/20/40	109	118
Pool #4713,
4.50%, 6/20/40	80	84
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Government National Mortgage Association II – 5.7%continued
Pool #4747,
5.00%, 7/20/40	$73	$77
Pool #4881,
3.50%, 12/20/40	309	307
Pool #4882,
4.00%, 12/20/40	689	700
Pool #4923,
4.50%, 1/20/41	73	77
Pool #5050,
4.00%, 5/20/26	42	42
Pool #5081,
4.00%, 6/20/41	115	117
Pool #5082,
4.50%, 6/20/41	119	124
Pool #5114,
4.00%, 7/20/41	443	450
Pool #5141,
5.00%, 8/20/41	71	75
Pool #5175,
4.50%, 9/20/41	70	74
Pool #5202,
3.50%, 10/20/41	187	186
Pool #5203,
4.00%, 10/20/41	112	114
Pool #5232,
3.50%, 11/20/41	351	349
Pool #5264,
5.50%, 12/20/41	8	9
Pool #5280,
4.00%, 1/20/42	128	129
Pool #5304,
3.50%, 2/20/42	130	128
Pool #5317,
5.50%, 2/20/42	65	70
Pool #5326,
3.00%, 3/20/27	120	117
Pool #5331,
3.50%, 3/20/42	205	204
Pool #626951,
3.00%, 6/20/45	521	487
Pool #737602,
4.00%, 11/20/40	176	178

FIXED INCOME FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Government National Mortgage Association II – 5.7%continued
Pool #752757,
4.50%, 11/20/40	$213	$222
Pool #755677,
4.00%, 12/20/40	104	106
Pool #766711,
4.00%, 5/20/42	490	500
Pool #782433,
6.00%, 10/20/38	51	56
Pool #783976,
3.50%, 4/20/43	1,523	1,494
Pool #784345,
3.50%, 7/20/47	443	447
Pool #AA5970,
3.00%, 1/20/43	616	579
Pool #AA6149,
3.00%, 3/20/43	605	571
Pool #AA6160,
3.50%, 3/20/43	196	196
Pool #AA6243,
3.50%, 4/20/43	60	59
Pool #AB9443,
3.50%, 11/20/42	259	254
Pool #AD1755,
3.50%, 2/20/43	366	362
Pool #AD8825,
3.50%, 3/20/43	196	194
Pool #AF5097,
4.00%, 8/20/43	525	532
Pool #AJ0645,
3.50%, 7/20/44	175	173
Pool #AJ3643,
4.00%, 10/20/44	420	423
Pool #AO7682,
4.00%, 8/20/45	365	367
Pool #BB6965,
3.50%, 7/20/47	322	318
Pool #BE9902,
4.50%, 6/20/48	105	107
Pool #MA0006,
2.50%, 4/20/27	44	43
Pool #MA0022,
3.50%, 4/20/42	203	202
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA0088,
3.50%, 5/20/42	$460	$457
Pool #MA0220,
3.50%, 7/20/42	240	238
Pool #MA0318,
3.50%, 8/20/42	442	438
Pool #MA0321,
5.00%, 8/20/42	109	116
Pool #MA0391,
3.00%, 9/20/42	1,022	980
Pool #MA0392,
3.50%, 9/20/42	199	197
Pool #MA0698,
3.00%, 1/20/43	240	230
Pool #MA0826,
3.00%, 3/20/28	57	56
Pool #MA0850,
2.50%, 3/20/43	100	92
Pool #MA0851,
3.00%, 3/20/43	346	332
Pool #MA0933,
3.00%, 4/20/43	420	403
Pool #MA0934,
3.50%, 4/20/43	138	137
Pool #MA1011,
3.00%, 5/20/43	406	389
Pool #MA1012,
3.50%, 5/20/43	371	368
Pool #MA1064,
2.50%, 6/20/28	198	193
Pool #MA1089,
3.00%, 6/20/43	429	411
Pool #MA1224,
3.50%, 8/20/43	303	301
Pool #MA1285,
3.50%, 9/20/43	178	177
Pool #MA1839,
4.00%, 4/20/44	92	93
Pool #MA1920,
4.00%, 5/20/44	98	98
Pool #MA2224,
4.00%, 9/20/44	544	548

NORTHERN FUNDS QUARTERLY REPORT     71    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA2444,
3.00%, 12/20/44	$64	$62
Pool #MA2521,
3.50%, 1/20/45	274	271
Pool #MA2522,
4.00%, 1/20/45	117	118
Pool #MA2677,
3.00%, 3/20/45	131	126
Pool #MA2753,
3.00%, 4/20/45	359	344
Pool #MA2754,
3.50%, 4/20/45	144	143
Pool #MA2891,
3.00%, 6/20/45	398	382
Pool #MA2892,
3.50%, 6/20/45	137	136
Pool #MA2935,
3.00%, 7/20/30	262	256
Pool #MA2960,
3.00%, 7/20/45	327	313
Pool #MA3034,
3.50%, 8/20/45	397	392
Pool #MA3104,
3.00%, 9/20/45	462	443
Pool #MA3106,
4.00%, 9/20/45	342	345
Pool #MA3172,
3.00%, 10/20/45	86	82
Pool #MA3174,
4.00%, 10/20/45	191	193
Pool #MA3244,
3.50%, 11/20/45	301	298
Pool #MA3245,
4.00%, 11/20/45	703	710
Pool #MA3310,
3.50%, 12/20/45	1,136	1,121
Pool #MA3378,
4.50%, 1/20/46	456	478
Pool #MA3521,
3.50%, 3/20/46	568	561
Pool #MA3522,
4.00%, 3/20/46	164	164
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA3596,
3.00%, 4/20/46	$320	$307
Pool #MA3597,
3.50%, 4/20/46	570	562
Pool #MA3662,
3.00%, 5/20/46	537	515
Pool #MA3663,
3.50%, 5/20/46	340	335
Pool #MA3664,
4.00%, 5/20/46	154	155
Pool #MA3735,
3.00%, 6/20/46	646	620
Pool #MA3736,
3.50%, 6/20/46	438	431
Pool #MA3777,
2.50%, 7/20/31	64	61
Pool #MA3778,
3.00%, 7/20/31	85	83
Pool #MA3802,
3.00%, 7/20/46	764	733
Pool #MA3803,
3.50%, 7/20/46	645	636
Pool #MA3873,
3.00%, 8/20/46	291	279
Pool #MA3874,
3.50%, 8/20/46	305	300
Pool #MA3912,
2.50%, 9/20/31	93	89
Pool #MA3936,
3.00%, 9/20/46	669	642
Pool #MA3937,
3.50%, 9/20/46	939	926
Pool #MA4002,
2.50%, 10/20/46	50	46
Pool #MA4003,
3.00%, 10/20/46	445	427
Pool #MA4067,
2.50%, 11/20/46	413	379
Pool #MA4068,
3.00%, 11/20/46	2,141	2,053
Pool #MA4101,
2.50%, 12/20/31	49	47

FIXED INCOME FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA4125,
2.50%, 12/20/46	$28	$26
Pool #MA4196,
3.50%, 1/20/47	455	449
Pool #MA4322,
4.00%, 3/20/47	180	181
Pool #MA4382,
3.50%, 4/20/47	146	143
Pool #MA4509,
3.00%, 6/20/47	700	671
Pool #MA4512,
4.50%, 6/20/47	262	270
Pool #MA4624,
3.00%, 8/20/32	69	68
Pool #MA4652,
3.50%, 8/20/47	606	597
Pool #MA4718,
3.00%, 9/20/47	1,642	1,567
Pool #MA4719,
3.50%, 9/20/47	945	934
Pool #MA4778,
3.50%, 10/20/47	595	586
Pool #MA4838,
4.00%, 11/20/47	85	85
Pool #MA4900,
3.50%, 12/20/47	598	588
Pool #MA4962,
3.50%, 1/20/48	554	544
Pool #MA4963,
4.00%, 1/20/48	205	206
Pool #MA5021,
4.50%, 2/20/48	285	293
Pool #MA5077,
3.50%, 3/20/48	645	634
Pool #MA5137,
4.00%, 4/20/48	88	89
Pool #MA5191,
3.50%, 5/20/48	375	369
Pool #MA5264,
4.00%, 6/20/48	220	221
Pool #MA5265,
4.50%, 6/20/48	224	230
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA5266,
5.00%, 6/20/48	$304	$313
Pool #MA5330,
4.00%, 7/20/48	291	293
Pool #MA5331,
4.50%, 7/20/48	456	466
Pool #MA5398,
4.00%, 8/20/48	206	207
Pool #MA5399,
4.50%, 8/20/48	224	228
Pool #MA5466,
4.00%, 9/20/48	495	497
Pool #MA5467,
4.50%, 9/20/48	261	266
Pool #MA5528,
4.00%, 10/20/48	285	287
Pool #MA5529,
4.50%, 10/20/48	256	263
Pool #MA5564,
3.50%, 11/20/33	142	142
Pool #MA5595,
4.00%, 11/20/48	99	100
Pool #MA5653,
5.00%, 12/20/48	343	353
Pool #MA5818,
4.50%, 3/20/49	266	271
Pool #MA5931,
4.00%, 5/20/49	520	521
Pool #MA5985,
3.50%, 6/20/49	548	536
Pool #MA6040,
4.00%, 7/20/49	623	622
Pool #MA6217,
2.50%, 10/20/49	234	215
Pool #MA6218,
3.00%, 10/20/49	2,517	2,384
Pool #MA6282,
2.50%, 11/20/49	617	567
Pool #MA6283,
3.00%, 11/20/49	1,331	1,264
Pool #MA6310,
3.00%, 12/20/34	57	56

NORTHERN FUNDS QUARTERLY REPORT     73    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA6337,
2.50%, 12/20/49	$183	$168
Pool #MA6338,
3.00%, 12/20/49	1,983	1,878
Pool #MA6339,
3.50%, 12/20/49	1,046	1,019
Pool #MA6408,
2.50%, 1/20/50	483	444
Pool #MA6409,
3.00%, 1/20/50	568	538
Pool #MA6410,
3.50%, 1/20/50	1,046	1,019
Pool #MA6655,
2.50%, 5/20/50	401	369
Pool #MA6709,
2.50%, 6/20/50	1,872	1,720
Pool #MA6765,
2.50%, 7/20/50	2,154	1,990
Pool #MA6819,
2.50%, 8/20/50	1,192	1,095
Pool #MA6820,
3.00%, 8/20/50	947	897
Pool #MA6865,
2.50%, 9/20/50	3,707	3,407
Pool #MA6866,
3.00%, 9/20/50	6,118	5,793
Pool #MA6930,
2.00%, 10/20/50	1,379	1,233
Pool #MA6931,
2.50%, 10/20/50	2,979	2,737
Pool #MA6994,
2.00%, 11/20/50	1,801	1,608
Pool #MA6995,
2.50%, 11/20/50	2,750	2,527
Pool #MA7051,
2.00%, 12/20/50	2,393	2,135
Pool #MA7052,
2.50%, 12/20/50	1,671	1,536
Pool #MA7107,
2.50%, 1/20/36	204	195
Pool #MA7135,
2.00%, 1/20/51	3,004	2,681
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA7136,
2.50%, 1/20/51	$1,918	$1,763
Pool #MA7164,
2.00%, 2/20/36	462	433
Pool #MA7192,
2.00%, 2/20/51	3,799	3,387
Pool #MA7193,
2.50%, 2/20/51	878	807
Pool #MA7254,
2.00%, 3/20/51	4,206	3,743
Pool #MA7311,
2.00%, 4/20/51	2,581	2,309
Pool #MA7312,
2.50%, 4/20/51	1,634	1,502
Pool #MA7367,
2.50%, 5/20/51	924	849
Pool #MA7417,
2.00%, 6/20/51	4,439	3,960
Pool #MA7418,
2.50%, 6/20/51	1,749	1,607
Pool #MA7471,
2.00%, 7/20/51	8,210	7,331
Pool #MA7472,
2.50%, 7/20/51	2,712	2,492
Pool #MA7588,
2.00%, 9/20/51	1,884	1,677
Pool #MA7589,
2.50%, 9/20/51	3,741	3,437
Pool #MA7648,
2.00%, 10/20/51	1,440	1,281
Pool #MA7649,
2.50%, 10/20/51	1,805	1,658
Pool #MA7704,
2.00%, 11/20/51	1,935	1,722
Pool #MA7705,
2.50%, 11/20/51	1,920	1,764
Pool #MA7880,
2.00%, 2/20/52	2,953	2,627
Pool #MA7881,
2.50%, 2/20/52	3,439	3,157
Pool #MA7988,
3.00%, 4/20/52	1,985	1,874

FIXED INCOME FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.1% (8)continued
Government National Mortgage Association II – 5.7%continued
Pool #MA8042,
2.50%, 5/20/52	$1,993	$1,826
		139,861
Tennessee Valley Authority – 0.1%
5.25%, 9/15/39	1,650	1,887
Total U.S. Government Agencies
(Cost $809,684)		739,155

U.S. GOVERNMENT OBLIGATIONS – 39.0%
U.S. Treasury Bonds – 7.6%
4.50%, 8/15/39	2,000	2,351
4.38%, 11/15/39	2,000	2,310
4.63%, 2/15/40	2,000	2,380
1.13%, 5/15/40	4,500	3,132
4.38%, 5/15/40	2,000	2,305
1.13%, 8/15/40	5,000	3,454
1.38%, 11/15/40	6,000	4,321
1.88%, 2/15/41	7,000	5,490
2.25%, 5/15/41	5,000	4,172
1.75%, 8/15/41	9,000	6,846
3.75%, 8/15/41	4,000	4,203
2.00%, 11/15/41	5,000	3,971
3.13%, 2/15/42	2,000	1,916
2.75%, 8/15/42	3,000	2,692
2.75%, 11/15/42	4,000	3,582
2.88%, 5/15/43	3,000	2,736
3.63%, 2/15/44	5,000	5,130
3.38%, 5/15/44	3,000	2,961
3.13%, 8/15/44	3,000	2,842
3.00%, 11/15/44	2,500	2,317
2.50%, 2/15/45	3,500	2,968
3.00%, 5/15/45	3,500	3,246
3.00%, 11/15/45	3,500	3,252
2.50%, 2/15/46	3,000	2,544
2.50%, 5/15/46	5,000	4,238
2.25%, 8/15/46	5,000	4,032
2.88%, 11/15/46	2,000	1,823
3.00%, 5/15/47	5,000	4,673
2.75%, 8/15/47	5,000	4,471
2.75%, 11/15/47	4,500	4,031
3.00%, 2/15/48	5,000	4,711
3.13%, 5/15/48	5,000	4,839
3.00%, 8/15/48	5,000	4,724
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 39.0%continued
U.S. Treasury Bonds – 7.6%continued
3.38%, 11/15/48	$5,000	$5,080
3.00%, 2/15/49	5,000	4,765
2.88%, 5/15/49	5,000	4,662
2.25%, 8/15/49	5,000	4,103
2.38%, 11/15/49	5,000	4,223
2.00%, 2/15/50	5,500	4,262
1.25%, 5/15/50	7,000	4,454
1.38%, 8/15/50	7,000	4,608
1.63%, 11/15/50	8,000	5,627
1.88%, 2/15/51	5,500	4,126
2.38%, 5/15/51	5,500	4,643
2.00%, 8/15/51	7,000	5,410
1.88%, 11/15/51	5,500	4,127
2.25%, 2/15/52	6,500	5,349
2.88%, 5/15/52	4,000	3,778
		187,880
U.S. Treasury Notes – 31.4%
0.13%, 7/31/23	10,000	9,700
0.13%, 8/15/23	10,000	9,684
0.13%, 8/31/23	10,000	9,675
2.75%, 8/31/23	10,000	9,975
0.25%, 9/30/23	5,000	4,835
0.38%, 10/31/23	5,000	4,832
2.88%, 10/31/23	10,000	9,989
2.75%, 11/15/23	5,000	4,985
0.50%, 11/30/23	10,000	9,660
0.75%, 12/31/23	10,000	9,674
2.63%, 12/31/23	5,000	4,975
0.13%, 1/15/24	10,000	9,572
0.88%, 1/31/24	10,000	9,677
0.13%, 2/15/24	10,000	9,554
2.38%, 2/29/24	10,000	9,906
0.25%, 3/15/24	10,000	9,548
2.25%, 3/31/24	5,000	4,937
0.38%, 4/15/24	10,000	9,546
2.50%, 4/30/24	10,000	9,913
2.50%, 5/15/24	10,000	9,910
2.00%, 5/31/24	5,000	4,910
2.50%, 5/31/24	5,000	4,955
2.00%, 6/30/24	10,000	9,811
0.38%, 8/15/24	5,000	4,730
2.38%, 8/15/24	10,000	9,868
1.50%, 9/30/24	10,000	9,673

NORTHERN FUNDS QUARTERLY REPORT     75    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 39.0%continued
U.S. Treasury Notes – 31.4%continued
0.63%, 10/15/24	$5,000	$4,737
1.50%, 10/31/24	5,000	4,831
0.75%, 11/15/24	10,000	9,482
2.25%, 11/15/24	5,000	4,915
1.50%, 11/30/24	5,000	4,823
1.00%, 12/15/24	10,000	9,523
1.38%, 1/31/25	10,000	9,591
2.00%, 2/15/25	5,000	4,872
2.75%, 2/28/25	10,000	9,928
1.75%, 3/15/25	10,000	9,668
2.63%, 4/15/25	5,000	4,946
0.38%, 4/30/25	5,000	4,640
2.13%, 5/15/25	10,000	9,755
2.75%, 5/15/25	10,000	9,923
2.75%, 6/30/25	10,000	9,922
0.25%, 7/31/25	5,000	4,591
0.25%, 8/31/25	10,000	9,156
3.00%, 9/30/25	10,000	9,986
0.38%, 11/30/25	10,000	9,134
2.63%, 12/31/25	10,000	9,859
0.38%, 1/31/26	10,000	9,093
1.63%, 2/15/26	10,000	9,504
0.50%, 2/28/26	10,000	9,115
0.75%, 3/31/26	10,000	9,185
0.75%, 4/30/26	10,000	9,167
1.63%, 5/15/26	10,000	9,477
0.88%, 6/30/26	10,000	9,180
0.63%, 7/31/26	10,000	9,069
1.50%, 8/15/26	10,000	9,391
0.75%, 8/31/26	5,000	4,551
1.63%, 9/30/26	10,000	9,433
1.13%, 10/31/26	10,000	9,218
2.00%, 11/15/26	10,000	9,561
2.25%, 2/15/27	10,000	9,642
1.13%, 2/28/27	10,000	9,161
2.50%, 3/31/27	10,000	9,757
2.75%, 4/30/27	5,000	4,932
0.50%, 5/31/27	10,000	8,831
2.25%, 8/15/27	10,000	9,605
0.50%, 8/31/27	5,000	4,388
0.50%, 10/31/27	5,000	4,368
0.63%, 11/30/27	5,000	4,391
0.63%, 12/31/27	5,000	4,381
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 39.0%continued
U.S. Treasury Notes – 31.4%continued
0.75%, 1/31/28	$5,000	$4,404
2.75%, 2/15/28	5,000	4,913
1.25%, 3/31/28	5,000	4,517
2.88%, 5/15/28	10,000	9,883
1.25%, 6/30/28	5,000	4,498
1.00%, 7/31/28	5,000	4,422
2.88%, 8/15/28	5,000	4,939
1.13%, 8/31/28	5,000	4,450
1.25%, 9/30/28	5,000	4,478
3.13%, 11/15/28	10,000	10,021
1.50%, 11/30/28	5,000	4,540
1.38%, 12/31/28	5,000	4,507
1.75%, 1/31/29	5,000	4,610
2.63%, 2/15/29	5,000	4,868
1.88%, 2/28/29	5,000	4,647
2.38%, 3/31/29	5,000	4,786
2.88%, 4/30/29	3,000	2,965
2.38%, 5/15/29	5,000	4,790
2.75%, 5/31/29	5,000	4,902
3.25%, 6/30/29	5,000	5,059
1.63%, 8/15/29	5,000	4,552
1.75%, 11/15/29	5,000	4,588
1.50%, 2/15/30	10,000	8,982
0.63%, 5/15/30	10,000	8,338
0.63%, 8/15/30	10,000	8,291
0.88%, 11/15/30	10,000	8,443
1.13%, 2/15/31	10,000	8,593
1.63%, 5/15/31	10,000	8,935
1.25%, 8/15/31	15,000	12,913
1.38%, 11/15/31	15,000	13,010
1.88%, 2/15/32	15,000	13,589
2.88%, 5/15/32	13,000	12,854
		769,463
Total U.S. Government Obligations
(Cost $1,033,097)		957,343

MUNICIPAL BONDS – 0.7%
Arizona – 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	117

FIXED INCOME FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7%continued
California – 0.3%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	$150	$206
Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	207
California State G.O. Unlimited Bonds, Build America Bonds,
7.30%, 10/1/39	920	1,190
7.63%, 3/1/40	405	547
7.60%, 11/1/40	400	552
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	794
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	353
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	207
Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds,
6.76%, 7/1/34	290	346
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	372
San Diego County Water Authority Financing Agency Water Revenue Bonds, Build America Bonds,
6.14%, 5/1/49	100	123
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	101
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	174
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7%continued
California – 0.3%continued
University of California Taxable General Revenue Bonds, Series AD,
4.86%, 5/15/12(5)	$1,000	$950
		6,122
Connecticut – 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	336
District of Columbia – 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	33
Georgia – 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	96	115
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	66	77
7.06%, 4/1/57	289	331
		523
Illinois – 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	300	360
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	161
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	705	709
		1,230
Massachusetts – 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	257

NORTHERN FUNDS QUARTERLY REPORT     77    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7%continued
Massachusetts – 0.0%continued
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	$100	$112
		369
Mississippi – 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	109
Nevada – 0.0%
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	258
New Jersey – 0.0%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	232
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,
7.41%, 1/1/40	125	166
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	162
		560
New York – 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds,
7.34%, 11/15/39	75	101
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.81%, 11/15/40	60	73
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	237
5.72%, 6/15/42	250	295
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7%continued
New York – 0.1%continued
New York City Transitional Finance Authority Future Taxable Revenue Bonds, Build America Bonds,
5.77%, 8/1/36	$300	$328
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	112
New York State Dormitory Authority Personal Income TRB, Series D, Build America Bonds,
5.60%, 3/15/40	250	277
New York State Dormitory Authority State Personal Income Tax Build America Revenue Bonds, Unrefunded Balance,
5.63%, 3/15/39	75	83
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	100	108
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	350	392
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	224
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	267
		2,497
Ohio – 0.1%
American Municipal Power-Ohio, Inc., Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	238
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	440
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	206

FIXED INCOME FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7%continued
Ohio – 0.1%continued
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(2)	$200	$201
Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B-2, Loan Fund,
4.88%, 12/1/34	90	95
		1,180
Oregon – 0.0%
Oregon State Department of Transportation Highway Subordinate Lien User Taxable Revenue Bonds, Series A, Build America Bonds,
5.83%, 11/15/34	200	228
Pennsylvania – 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	208
Tennessee – 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	122
Texas – 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	196
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.),
6.45%, 2/15/35	200	207
Houston Pension Taxable G.O. Limited Refunding Bonds, Series A,
6.29%, 3/1/32	230	257
North Texas Tollway Authority Revenue Bonds, Build America Bonds,
6.72%, 1/1/49	125	168
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	238
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7%continued
Texas – 0.1%continued
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	$200	$227
Texas Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	320
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	108
		1,721
Utah – 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	96
Virginia – 0.0%
University of Virginia University Taxable Revenue Refunding Bonds,
2.26%, 9/1/50	1,000	688
Washington – 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	91
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	100	113
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	112
		316
Total Municipal Bonds
(Cost $15,592)		16,713

	NUMBER OF SHARES	VALUE (000S)
OTHER – 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII(13) (14)	50,000	$—
Total Other
(Cost $39)		—

NORTHERN FUNDS QUARTERLY REPORT     79    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(15) (16)	55,446,208	$55,446
Total Investment Companies
(Cost $55,446)		55,446

Total Investments – 101.0%
(Cost $2,701,517)		2,477,751
Liabilities less Other Assets – (1.0%)		(24,907)
NET ASSETS – 100.0%		$2,452,844

(1)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2022.
(2)	Century bond maturing in 2111.
(3)	Century bond maturing in 2114.
(4)	Century bond maturing in 2116.
(5)	Century bond maturing in 2112.
(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(7)	Zero coupon bond.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(10)	Variable or floating rate security. Rate as of June 30, 2022 is disclosed.
(11)	Principal Amount and Value rounds to less than one thousand.
(12)	When-Issued Security. Coupon rate is not in effect at June 30, 2022.
(13)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(14)	Issuer has defaulted on terms of debt obligation.
(15)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(16)	7-day current yield as of June 30, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PSF - Permanent School Fund

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

TBA - To be announced

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	1.6%
Corporate Bonds	20.2%
Foreign Issuer Bonds	7.1%
U.S. Government Agencies	30.1%
U.S. Government Obligations	39.0%
Municipal Bonds	0.7%
Other	0.0%
Investment Companies	2.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$38,483	$—	$38,483
Corporate Bonds(1)	—	495,577	—	495,577
Foreign Issuer Bonds(1)	—	175,034	—	175,034
U.S. Government Agencies(1)	—	739,155	—	739,155
U.S. Government Obligations(1)	—	957,343	—	957,343
Municipal Bonds(1)	—	16,713	—	16,713
Investment Companies	55,446	—	—	55,446
Total Investments	$55,446	$2,422,305	$—	$2,477,751

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$89,071	$163,154	$196,779	$55	$55,446	55,446,208
NORTHERN FUNDS QUARTERLY REPORT     81    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.7%
California – 96.7%
Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,
4.00%, 12/1/24	$850	$872
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	2,000	2,154
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
5.00%, 8/1/43	1,000	1,069
Anaheim Housing & Public Improvement Authority Revenue Refunding Bonds, Series B, Prerefunded,
5.00%, 4/1/23(1)	2,000	2,051
Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
5.00%, 8/1/44	1,700	1,854
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H, Prerefunded,
5.00%, 4/1/29(1)	2,000	2,304
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(2) (3) (4)	19,670	19,627
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area Toll,
2.00%, 4/1/24(2) (3) (4)	7,620	7,525
2.13%, 4/1/25(2) (3) (4)	15,700	15,339
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(2) (3) (4)	3,500	3,497
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(2) (3) (4)	1,400	1,427
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
California – 96.7%continued
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,
5.00%, 6/1/29	$310	$336
5.00%, 6/1/30	300	326
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/27	325	349
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	961	950
California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,718	1,603
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	1,982	1,983
California Housing Finance Agency Municipal Social Certificates Revenue Bonds, Class A,
3.25%, 8/20/36	1,487	1,354
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/40	800	746
California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,
5.00%, 7/1/39	1,000	1,042
California School Finance Authority School Facility Revenue Refunding Bonds, Granada Hills Charter Obligated Group,
4.00%, 7/1/38	465	421
California State Department of Veterans Affairs Home Purchase Taxable Revenue Refunding Bonds, Series A,
0.59%, 6/1/24	1,350	1,278
0.92%, 12/1/25	1,000	916

FIXED INCOME FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
California – 96.7%continued
California State Earthquake Authority Taxable Revenue Bonds, Series B,
1.33%, 7/1/22	$1,500	$1,500
California State Educational Facilities Authority Revenue Bonds, Art Center College of Design,
4.00%, 12/1/46	2,350	2,095
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
3.00%, 11/1/44	3,000	2,396
4.00%, 11/1/49	1,900	1,799
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/27	1,845	2,042
5.00%, 8/1/28	4,000	4,490
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/27	2,000	2,210
5.00%, 8/1/28	7,000	7,697
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 10/1/26	2,750	2,923
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, Prerefunded,
5.00%, 11/15/25(1)	1,200	1,312
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	270
California State Health Facilities Financing Authority Revenue Refunding Bonds, Children's Hospital of Orange County,
5.00%, 11/1/28	700	793
California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health,
2.00%, 10/1/25(2) (3) (4)	2,450	2,378
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
California – 96.7%continued
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,
5.00%, 11/15/35	$2,500	$2,644
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(1)	1,215	1,350
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Unrefunded Balance,
5.00%, 11/15/46	1,785	1,852
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, Stanford Health Care,
3.00%, 8/15/25(2) (3) (4)	600	609
California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/39	550	580
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/36	1,000	1,095
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(2) (3) (4)	3,000	2,622
California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured),
2.65%, 8/1/36	3,389	2,987
California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,
4.00%, 10/1/46	500	460

NORTHERN FUNDS QUARTERLY REPORT     83    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
California – 96.7%continued
California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,
3.00%, 10/1/46	$1,000	$759
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/36	2,245	2,453
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	400	372
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	1,500	1,558
California State School Finance Authority Charter School Revenue Bonds, Aspire Public Schools Obligated Group,
4.00%, 8/1/36(5)	325	312
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	6,630	7,250
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 11/1/28	2,000	2,254
5.25%, 10/1/39	1,500	1,611
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(1)	1,000	1,042
Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
4.00%, 8/1/48	1,000	961
Contra Costa Community College District G.O. Unlimited Bonds, Series B-2,
3.00%, 8/1/35	775	730
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
California – 96.7%continued
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
3.25%, 7/1/43	$1,000	$780
CSCDA Taxable Revenue Refunding Bonds, Front Porch Community,
1.51%, 4/1/26	1,000	912
Davis Joint Unified School District G.O. Unlimited Bonds (BAM Insured),
3.00%, 8/1/31	2,025	1,989
Desert Community College District G.O. Unlimited Bonds, Riverside & Imperial County, Prerefunded,
5.00%, 8/1/23(1)	1,125	1,165
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/39	1,330	1,438
El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/23(6)	9,940	9,719
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,000	1,084
Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	3,985	3,144
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A,
3.00%, 8/1/39	2,000	1,770
Golden State Tobacco Securitization Corp. Tobacco Settlement Taxable Revenue Refunding Bonds, Series A-1,
2.16%, 6/1/26	1,000	930
Hartnell Community College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/45	2,500	2,012
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	2,500	2,670

FIXED INCOME FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
California – 96.7%continued
Kern Community College District G.O. Unlimited CABS-BANS,
0.00%, 8/1/23(6)	$2,250	$2,183
Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,
5.00%, 6/1/27	1,100	1,187
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	1,300	1,415
Long Beach Harbor Revenue Refunding Bonds, Series C,
5.00%, 5/15/47	3,000	3,183
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	2,200	1,926
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II,
5.00%, 8/1/24	945	948
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	1,665	1,795
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series E-1,
5.00%, 12/1/44	3,405	3,715
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/29	2,630	2,835
5.00%, 12/1/31	2,000	2,145
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/23	500	512
5.00%, 5/15/24	500	523
5.00%, 5/15/30	1,465	1,613
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.25%, 5/15/31	2,000	2,201
5.00%, 5/15/44	1,500	1,580
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
California – 96.7%continued
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,
5.00%, 5/15/46	$1,000	$1,063
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series D (AMT),
5.00%, 5/15/32	3,000	3,368
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/27	7,435	8,203
5.00%, 5/15/28	7,630	8,470
5.00%, 5/15/29	1,000	1,102
Los Angeles Department of Airports Senior Revenue Bonds, Series B,
5.00%, 5/15/27	640	686
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
4.00%, 7/1/29	2,075	2,232
5.00%, 7/1/43	1,850	2,012
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), Private Activity,
5.00%, 8/1/25	6,750	7,248
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
5.00%, 7/1/30	190	212
Los Angeles Unified School District G.O. Unlimited Bonds, Series C,
5.00%, 7/1/29	500	575
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
3.00%, 7/1/27	1,000	1,019
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/26	700	773
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	2,000	1,576

NORTHERN FUNDS QUARTERLY REPORT     85    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
California – 96.7%continued
Menifee Special Tax, Community Facilities District McCall,
3.00%, 9/1/42	$385	$281
4.00%, 9/1/51	1,000	850
Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 10/1/27	1,130	1,219
5.00%, 10/1/28	2,770	2,979
Modesto Irrigation District Financing Authority Electric System Revenue Refunding Bonds, Series B,
5.00%, 10/1/28	2,150	2,449
Monterey County Public Facilities Financing COPS,
5.00%, 10/1/27	1,000	1,085
5.00%, 10/1/28	670	725
Moulton-Niguel Water District COPS,
2.25%, 9/1/45	2,800	1,965
Natomas Unified School District G.O. Unlimited Bonds (AGM Insured),
3.00%, 8/1/39	1,655	1,407
3.00%, 8/1/40	2,325	1,946
3.00%, 8/1/41	2,590	2,125
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),
5.00%, 8/1/33	1,185	1,279
Natomas Unified School District G.O. Unlimited Bonds, Series A (AGM Insured),
4.00%, 8/1/45	3,000	2,956
Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 8/1/31	3,620	3,930
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(2) (3) (4)	3,195	3,249
Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/22	750	752
Orange County Local Transportation Authority Sales TRB,
5.00%, 2/15/33	3,000	3,368
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
California – 96.7%continued
Oxnard Union High School District G.O. Unlimited Bonds, Series A, Election of 2018, Prerefunded,
5.00%, 8/1/26(1)	$3,000	$3,326
Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	2,000	2,172
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	1,888
Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,
3.00%, 9/1/39	800	686
3.00%, 9/1/40	875	741
Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernandino County,
3.00%, 7/1/30	2,295	2,271
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/41	2,230	1,899
Richmond Joint Powers Financing Authority Revenue Refunding Bonds, Series A, Civic Center Project (AGM Insured),
5.00%, 11/1/24	600	634
5.00%, 11/1/25	1,000	1,077
5.00%, 11/1/26	750	819
Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series 2013 A, Public Defender & Probation Building, Prerefunded,
5.25%, 11/1/23(1)	800	836
Riverside County Transportation Commission Revenue Refunding Bonds, Series A,
3.00%, 6/1/26	3,500	3,549
Riverside County Transportation Commission Sales Tax Revenue Refunding Bonds, Series B,
5.00%, 6/1/30	2,500	2,784

FIXED INCOME FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
California – 96.7%continued
Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),
5.25%, 6/1/24	$615	$635
Sacramento City Unified School District G.O. Unlimited Bonds, Measure Q, Election of 2021 (AGM Insured),
4.00%, 8/1/41	850	832
Sacramento City Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
4.00%, 7/1/27	350	372
Sacramento County Airport System Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	565	627
5.00%, 7/1/31	500	549
Sacramento County Airport System Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	680	754
San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,
5.00%, 11/15/26	1,000	1,083
San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A,
5.00%, 7/1/29	850	936
5.00%, 7/1/37	1,000	1,082
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark,
5.00%, 10/15/30	1,040	1,122
San Diego Unified School District G.O. Unlimited Bonds, Series I, Election of 2012,
5.00%, 7/1/41	3,380	3,619
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured),
5.50%, 7/1/27	1,500	1,720
San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Green Bonds,
5.00%, 8/1/31	2,000	2,289
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
California – 96.7%continued
San Francisco Bay Area Rapid Transit District Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/32	$1,500	$1,596
San Francisco Bay Area Rapid Transit District Sales TRB, Series A,
3.00%, 7/1/44	2,000	1,620
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/38	3,000	3,164
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/50	1,355	1,407
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/30	1,750	1,932
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Series D (AMT),
5.00%, 5/1/25	1,000	1,065
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	2,800	2,316
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	5,415	5,422
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Series D, Green Bonds,
5.00%, 11/1/32	1,375	1,519
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	1,500	1,489
San Francisco County Transportation Authority Sales TRB,
3.00%, 2/1/30	5,000	5,007
San Francisco Municipal Transportation Agency Taxable Revenue Refunding Bonds, Series A,
1.30%, 3/1/28	725	629

NORTHERN FUNDS QUARTERLY REPORT     87    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
California – 96.7%continued
San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/26	$1,055	$1,114
San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds,
4.00%, 1/15/34	1,000	978
San Jose Financing Authority Lease Revenue Refunding Bonds, Fire Department Training Center,
4.00%, 10/1/26	250	266
San Jose G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/31	1,000	1,132
San Mateo-Foster City School District G.O. Unlimited Bonds, Series A,
3.00%, 8/1/40	500	438
San Rafael Elementary School District G.O. Unlimited Bonds, Series B, Election of 2015,
4.50%, 8/1/42	1,750	1,789
Santa Clara County Financing Authority Revenue Refunding Bonds, Series Q,
3.00%, 5/15/35	2,500	2,259
Santa Clarita Community College District G.O. Unlimited Bonds,
3.00%, 8/1/44	1,000	816
Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured), Prerefunded,
5.00%, 8/1/26(1)	1,145	1,223
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,000	1,069
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	3,000	2,756
Southern California Financing Authority Water Replenishment Assessment Revenue Bonds,
5.00%, 8/1/43	2,000	2,177
Stockton Public Financing Authority Parking Revenue Refunding Bonds,
5.00%, 3/1/32	555	586
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%continued
California – 96.7%continued
5.00%, 3/1/33	$600	$631
5.00%, 3/1/47	1,125	1,144
Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,
4.00%, 6/1/35	500	488
4.00%, 6/1/36	750	728
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/29	465	529
5.00%, 10/1/34	600	673
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/28	625	659
University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(1)	1,220	1,255
University of California Regents Medical Center Pooled Taxable Revenue Refunding Bonds, Series M,
2.46%, 5/15/26	1,785	1,704
Ventura County Public Financing Authority Lease Revenue Bonds, Series B,
5.00%, 11/1/24	1,060	1,104
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/29	640	736
5.00%, 8/1/30	680	778
5.00%, 8/1/31	710	809
Vernon Electric System Revenue Bonds, Series A,
5.00%, 4/1/28	700	760
Visalia Unified School District COPS (AGM Insured),
3.00%, 5/1/27	1,525	1,525
Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 9/1/25(1)	1,000	1,088
		357,589
Total Municipal Bonds
(Cost $383,804)		357,589

FIXED INCOME FUNDS    88    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(7) (8)	8,788,795	$8,789
Total Investment Companies
(Cost $8,789)		8,789

Total Investments – 99.1%
(Cost $392,593)		366,378
Other Assets less Liabilities – 0.9%		3,453
NET ASSETS – 100.0%		$369,831

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(4)	Variable or floating rate security. Rate as of June 30, 2022 is disclosed.
(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(6)	Zero coupon bond.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

HFA - Housing Finance Authority

MFH - Multi-Family Housing

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	96.7%
Investment Companies	2.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$357,589	$—	$357,589
Investment Companies	8,789	—	—	8,789
Total Investments	$8,789	$357,589	$—	$366,378

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$16,391	$ 78,796	$ 86,398	$17	$ 8,789	8,788,795
NORTHERN FUNDS QUARTERLY REPORT     89    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.4%
California – 86.4%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$500	$538
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
4.00%, 8/1/46	1,000	963
Bay Area Toll Authority Subordinate Toll Bridge Revenue Bonds, Series S-4, Prerefunded,
5.25%, 4/1/23(1)	1,250	1,284
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H, Prerefunded,
5.00%, 4/1/29(1)	1,000	1,152
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(2) (3) (4)	5,415	5,403
Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured), Prerefunded,
5.25%, 2/15/27(1)	1,500	1,693
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(2) (3) (4)	1,500	1,499
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/23	400	407
4.00%, 12/1/27(2) (3) (4)	600	612
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,
4.00%, 6/1/35	885	871
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/29	310	336
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	961	950
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.4%continued
California – 86.4%continued
California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	$1,227	$1,145
California Housing Finance Agency Municipal Social Certificates Revenue Bonds, Class A,
3.25%, 8/20/36	744	677
California School Finance Authority Educational Facilities Revenue Bonds, Granada Hills Charter Obligated Group,
5.00%, 7/1/54	1,200	1,207
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/50	1,135	1,000
California State Educational Facilities Authority Revenue Bonds, Art Center College of Design,
4.00%, 12/1/46	400	357
3.00%, 12/1/51	600	410
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
4.00%, 11/1/49	1,000	947
California State G.O. Unlimited Bonds,
3.00%, 12/1/46	300	240
California State G.O. Unlimited Refunding Bonds,
5.00%, 12/1/26	2,000	2,228
5.00%, 10/1/28	3,000	3,432
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(1)	410	455
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Unrefunded Balance,
5.00%, 11/15/46	590	612

FIXED INCOME FUNDS    90    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.4%continued
California – 86.4%continued
California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/44	$625	$654
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/42	1,000	1,085
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds,
1.75%, 8/1/26(2) (3) (4)	3,500	3,270
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(2) (3) (4)	2,000	1,748
California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,
4.00%, 10/1/51	250	226
California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,
3.00%, 10/1/49	1,000	739
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/40	1,000	1,078
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	175	163
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	1,000	1,039
5.00%, 5/15/43	1,000	1,031
California State Public Works Board Lease Revenue Refunding Bonds, Series G, Various Capital Projects,
5.00%, 11/1/22	1,000	1,012
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.4%continued
California – 86.4%continued
California State School Finance Authority Charter School Revenue Bonds, Aspire Public Schools Obligated Group,
4.00%, 8/1/51	$800	$710
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	1,500	1,640
3.00%, 5/15/51	1,225	896
California State University Systemwide Revenue Refunding Bonds, Prerefunded,
5.00%, 11/1/24(1)	180	192
5.00%, 11/1/24(1)	2,320	2,478
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,
3.00%, 8/1/42	550	463
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(1)	570	594
6.00%, 8/1/23(1)	1,000	1,045
Coachella Valley Water District Revenue COPS, Series A, Oasis Project,
4.00%, 8/1/46	1,750	1,686
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C,
4.00%, 8/1/49	1,000	960
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
4.30%, 7/1/59	500	420
CSCDA Taxable Revenue Refunding Bonds, Front Porch Community,
1.51%, 4/1/26	625	570
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
4.00%, 8/1/44	500	486

NORTHERN FUNDS QUARTERLY REPORT     91    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.4%continued
California – 86.4%continued
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	$1,300	$1,410
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	250	230
Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	1,610	1,270
Hartnell Community College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/45	1,500	1,207
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	1,500	1,602
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	800	700
Los Angeles County Community Facilities District No. 2021-01 Special Tax Revenue Bonds, Valencia Facilities,
5.00%, 9/1/52	500	503
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series F, Green Bonds,
2.63%, 12/1/51	1,600	1,126
Los Angeles County TRANS,
4.00%, 6/29/23	2,250	2,293
4.00%, 6/30/23	3,500	3,579
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/31	1,000	1,094
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/44	500	527
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,
5.00%, 5/15/46	500	531
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.4%continued
California – 86.4%continued
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/29	$4,000	$4,407
5.00%, 5/15/31	5,000	5,436
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/40	1,000	1,116
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series C,
5.00%, 7/1/52	500	551
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/51	1,000	1,097
Los Angeles Unified School District G.O. Unlimited Bonds, Series RYQ,
5.00%, 7/1/33	1,000	1,130
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	1,000	788
Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/42	1,450	1,581
Manteca Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds, Series A (BAM Insured),
4.00%, 10/1/39	500	484
Menifee Special Tax, Community Facilities District McCall,
3.00%, 9/1/42	165	120
4.00%, 9/1/51	430	366
Mesa Water District COPS,
4.00%, 3/15/45	1,150	1,142
Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	1,000	1,000
Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series B,
4.00%, 8/1/23	395	405

FIXED INCOME FUNDS    92    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.4%continued
California – 86.4%continued
Metropolitan Water District of Southern California Waterworks Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	$1,000	$1,188
Monterey County Financing Authority Revenue Refunding Bonds,
5.00%, 9/1/37	1,170	1,286
Natomas Unified School District G.O. Unlimited Bonds, Series A (AGM Insured),
4.00%, 8/1/49	1,000	974
New Haven Unified School District G.O. Unlimited Bonds, Series C, Alameda County,
3.00%, 8/1/49	1,520	1,179
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(5)	10,000	6,731
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(2) (3) (4)	3,500	3,559
Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	1,000	1,086
Palm Springs Unified School District G.O. Unlimited Bonds, Series A,
2.00%, 8/1/24	1,000	997
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
3.00%, 8/1/31	2,435	2,402
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured),
7.00%, 8/1/38(6)	5,000	5,882
Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,
3.00%, 9/1/45	1,865	1,479
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/51	1,750	1,371
Riverside County TRANS,
5.00%, 6/30/23	2,100	2,161
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.4%continued
California – 86.4%continued
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
4.00%, 6/1/46	$750	$703
Ross Valley Public Financing Authority Revenue Bonds, Sanitary District No. 1 of Marin County,
5.00%, 1/1/36	275	288
5.00%, 1/1/37	215	225
Sacramento Municipal Utility District Revenue Bonds, Series A,
5.00%, 8/15/37	55	57
San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,
1.80%, 11/15/27	1,000	944
San Diego County Regional Transportation Commission Sales Tax Subordinate Revenue Refunding Bonds, Series A,
3.00%, 10/1/22	750	753
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/38	1,000	1,055
5.00%, 5/1/42	1,500	1,553
5.00%, 5/1/49	1,000	1,039
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/45	1,000	1,043
5.00%, 5/1/50	1,500	1,557
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/30	915	1,010
5.00%, 5/1/52	1,000	1,048
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Series D (AMT),
5.00%, 5/1/25	1,000	1,065

NORTHERN FUNDS QUARTERLY REPORT     93    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.4%continued
California – 86.4%continued
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	$1,200	$992
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	1,000	1,001
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series D, Hetch Hetchy Water,
3.00%, 11/1/50	600	461
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	2,500	2,481
San Francisco Community College District G.O. Unlimited Bonds, Series A, Election of 2020,
3.00%, 6/15/45	1,000	794
San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds,
4.00%, 1/15/34	500	489
San Jose Airport Revenue Refunding Bonds, Series B,
5.00%, 3/1/31	1,000	1,137
San Jose G.O. Unlimited Bonds, Series A-1,
5.00%, 9/1/42	1,310	1,445
San Mateo-Foster City School District G.O. Unlimited Bonds, Series A,
3.00%, 8/1/41	300	261
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	500	535
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	2,000	1,837
South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds (AGM Insured),
5.00%, 9/1/32	15	17
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.4%continued
California – 86.4%continued
South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds (AGM Insured), Unrefunded Balance,
5.00%, 9/1/32	$485	$545
Stockton Public Financing Authority Parking Revenue Refunding Bonds,
5.00%, 3/1/32	250	264
5.00%, 3/1/33	245	258
5.00%, 3/1/47	500	508
Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,
4.00%, 6/1/37	700	675
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/45	1,000	1,075
Union Sanitry District Financing Authority Revenue Bonds, Series A,
3.00%, 9/1/22	1,760	1,765
University of California General Revenue Bonds, Series A,
5.00%, 5/15/38	600	614
University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(1)	430	442
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/58	2,500	2,655
Upper Santa Clara Valley Joint Powers Authority Revenue Refunding Bonds, Series A,
4.00%, 8/1/45	1,200	1,188
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	585	656
5.00%, 8/1/28	620	704

FIXED INCOME FUNDS    94    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.4%continued
California – 86.4%continued
Vernon Electric System Revenue Bonds, Series A,
5.00%, 4/1/28	$300	$326
		154,058
Total Municipal Bonds
(Cost $165,401)		154,058

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 14.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(7) (8)	26,511,334	$26,511
Total Investment Companies
(Cost $26,511)		26,511

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 3.4%
California State Various Purpose G.O. Unlimited Bonds, Bid Group A, 5.00%, 10/1/22	$2,000	$2,019
Livermore-Amador Valley Water Management Agency Sewer Revenue Refunding Bonds, 4.00%, 8/1/22	2,000	2,004
San Diego Unified School District G.O. Unlimited Bonds, Series D-2, Measure YY Bonds, 5.00%, 7/1/22	2,000	2,000
Total Short-Term Investments
(Cost $6,028)		6,023

Total Investments – 104.7%
(Cost $197,940)		186,592
Liabilities less Other Assets – (4.7%)		(8,386)
NET ASSETS – 100.0%		$178,206

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(4)	Variable or floating rate security. Rate as of June 30, 2022 is disclosed.
(5)	Zero coupon bond.
(6)	Step coupon bond. Rate as of June 30, 2022 is disclosed.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

G.O. - General Obligation

HFA - Housing Finance Authority

TRANS - Tax and Revenue Anticipation Notes
Percentages shown are based on Net Assets.
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	86.4%
Investment Companies	14.9%
Short-Term Investments	3.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$154,058	$—	$154,058
Investment Companies	26,511	—	—	26,511
Short-Term Investments	—	6,023	—	6,023
Total Investments	$26,511	$160,081	$—	$186,592

NORTHERN FUNDS QUARTERLY REPORT     95    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued	June 30, 2022 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$12,354	$46,039	$31,882	$17	$26,511	26,511,334
FIXED INCOME FUNDS    96    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
CORE BOND FUND	June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 5.1%
Commercial Mortgage-Backed Securities – 2.4%
BANK, Series 2019-BN16, Class A4
4.01%, 2/15/52	$1,000	$983
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	920	897
DBJPM Mortgage Trust, Series 2016-C3, Class A5
2.89%, 8/10/49	320	304
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5
3.72%, 3/15/50	1,370	1,337
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	375	369
		3,890
Whole Loan – 2.7%
J.P. Morgan Mortgage Trust, Series 2022-4, Class A3
3.00%, 10/25/52(1) (2) (3)	1,775	1,579
J.P. Morgan Mortgage Trust, Series 2022-6, Class A3
3.00%, 11/25/52(1) (2) (3)	1,900	1,690
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (2) (3)	1,200	1,048
		4,317
Total Asset-Backed Securities
(Cost $8,573)		8,207

CORPORATE BONDS – 33.9%
Aerospace & Defense – 0.8%
Boeing (The) Co.,
2.20%, 2/4/26	540	487
5.81%, 5/1/50	145	133
Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28	255	218
Lockheed Martin Corp.,
2.80%, 6/15/50	160	119
Northrop Grumman Corp.,
5.25%, 5/1/50	160	169
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.9% continued
Aerospace & Defense – 0.8%continued
Teledyne Technologies, Inc.,
2.25%, 4/1/28	$110	$95
		1,221
Apparel & Textile Products – 0.1%
VF Corp.,
2.95%, 4/23/30	120	105
Asset Management – 1.3%
Ameriprise Financial, Inc.,
4.50%, 5/13/32	176	173
Ares Capital Corp.,
4.25%, 3/1/25	215	206
Ares Finance Co. III LLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.24%), 4.13%, 6/30/51 (1) (4)	513	427
Charles Schwab (The) Corp.,
2.45%, 3/3/27	100	93
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (4) (5)	92	74
FMR LLC,
6.45%, 11/15/39 (1)	175	194
FS KKR Capital Corp.,
4.13%, 2/1/25	635	602
Oaktree Specialty Lending Corp.,
2.70%, 1/15/27	300	260
		2,029
Automotive – 0.4%
BMW U.S. Capital LLC,
3.70%, 4/1/32 (1)	161	152
Stellantis Finance U.S., Inc.,
1.71%, 1/29/27 (1)	298	259
Toyota Motor Credit Corp.,
3.05%, 3/22/27	290	279
		690
Banking – 3.5%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 2.66%), 4.30%, 1/28/25 (4)	297	248
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (4)	100	85
(Variable, U.S. SOFR + 1.22%), 2.65%, 3/11/32 (4)	120	101

NORTHERN FUNDS QUARTERLY REPORT     97    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.9% continued
Banking – 3.5%continued
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (4)	$510	$428
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (4)	294	243
(Variable, U.S. SOFR + 1.83%), 4.57%, 4/27/33 (4)	511	497
Citigroup, Inc.,
(Variable, ICE LIBOR USD 3M + 1.15%), 3.52%, 10/27/28 (4)	190	178
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (4)	192	183
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (4)	275	226
(Variable, U.S. SOFR + 1.18%), 2.52%, 11/3/32 (4)	277	225
Fifth Third Bancorp,
(Variable, U.S. SOFR + 1.66%), 4.34%, 4/25/33 (4)	298	283
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 3.38%), 5.00%, 8/1/24 (4) (5)	320	282
(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (4) (5)	207	175
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (4)	300	281
(Variable, CME Term SOFR 3M + 0.70%), 1.04%, 2/4/27 (4)	370	327
(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (4)	217	174
(Variable, U.S. SOFR + 1.26%), 2.96%, 1/25/33 (4)	510	438
PNC Financial Services Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.60%), 3.40%, 9/15/26 (4) (5)	304	231
(Variable, U.S. SOFR Compounded Index + 1.85%), 4.63%, 6/6/33 (4)	110	106
Truist Financial Corp.,
(Variable, U.S. SOFR + 1.37%), 4.12%, 6/6/28 (4)	260	256
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.9% continued
Banking – 3.5%continued
Wells Fargo & Co.,
3.00%, 10/23/26	$400	$377
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (4)	220	197
		5,541
Beverages – 0.3%
Coca-Cola (The) Co.,
7.38%, 7/29/93	72	107
Constellation Brands, Inc.,
2.88%, 5/1/30	195	170
Pernod Ricard International Finance LLC,
1.25%, 4/1/28 (1)	200	169
		446
Biotechnology & Pharmaceuticals – 1.3%
AbbVie, Inc.,
4.25%, 11/21/49	115	102
Amgen, Inc.,
2.20%, 2/21/27	315	289
2.30%, 2/25/31	135	115
3.00%, 1/15/52	165	117
Astrazeneca Finance LLC,
1.75%, 5/28/28	330	291
Bristol-Myers Squibb Co.,
2.95%, 3/15/32	330	302
Gilead Sciences, Inc.,
2.60%, 10/1/40	185	135
GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	330	328
Pfizer, Inc.,
3.45%, 3/15/29	330	321
		2,000
Cable & Satellite – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	125	121
6.38%, 10/23/35	575	578
5.50%, 4/1/63	105	89
Comcast Corp.,
4.15%, 10/15/28	330	329
1.50%, 2/15/31	147	119

FIXED INCOME FUNDS    98    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.9% continued
Cable & Satellite – 0.9%continued
Time Warner Cable LLC,
5.88%, 11/15/40	$200	$183
		1,419
Chemicals – 0.7%
Avery Dennison Corp.,
2.65%, 4/30/30	200	167
Bayport Polymers LLC,
4.74%, 4/14/27 (1)	350	340
LYB International Finance III LLC,
2.25%, 10/1/30	100	83
NewMarket Corp.,
2.70%, 3/18/31	165	136
RPM International, Inc.,
4.55%, 3/1/29	130	125
Sherwin-Williams (The) Co.,
3.95%, 1/15/26	200	198
		1,049
Construction Materials – 0.2%
Carlisle Cos., Inc.,
2.20%, 3/1/32	210	165
Martin Marietta Materials, Inc.,
2.50%, 3/15/30	150	126
		291
Consumer Services – 0.0%
President and Fellows of Harvard College,
4.88%, 10/15/40	50	54
Containers & Packaging – 0.3%
Berry Global, Inc.,
1.57%, 1/15/26	115	103
Graphic Packaging International LLC,
1.51%, 4/15/26 (1)	245	221
Packaging Corp. of America,
3.40%, 12/15/27	109	105
		429
Diversified Industrials – 0.0%
Parker-Hannifin Corp.,
4.50%, 9/15/29	74	74
E-Commerce Discretionary – 0.2%
Amazon.com, Inc.,
4.10%, 4/13/62	320	290
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.9% continued
E-Commerce Discretionary – 0.2%continued
eBay, Inc.,
3.60%, 6/5/27	$98	$93
		383
Electric & Gas Marketing & Trading – 0.2%
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	330	307
Electric Utilities – 3.0%
AES (The) Corp.,
1.38%, 1/15/26	340	300
Ameren Corp.,
3.50%, 1/15/31	250	229
Appalachian Power Co.,
4.50%, 3/1/49	160	143
Avangrid, Inc.,
3.80%, 6/1/29	132	124
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	170	137
2.85%, 5/15/51	605	429
CenterPoint Energy, Inc.,
2.95%, 3/1/30	207	184
Duke Energy Corp.,
4.20%, 6/15/49	92	77
Duke Energy Progress LLC,
3.40%, 4/1/32	330	307
Entergy Louisiana LLC,
2.90%, 3/15/51	300	216
Entergy Texas, Inc.,
1.75%, 3/15/31	145	117
Eversource Energy,
1.65%, 8/15/30	167	133
Exelon Corp.,
5.63%, 6/15/35	380	400
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	155	130
NRG Energy, Inc.,
2.45%, 12/2/27 (1)	115	99
Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28	330	321
Pacific Gas and Electric Co.,
4.55%, 7/1/30	118	105
Public Service Co. of Colorado,
3.70%, 6/15/28	330	325

NORTHERN FUNDS QUARTERLY REPORT     99    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.9% continued
Electric Utilities – 3.0%continued
Public Service Enterprise Group, Inc.,
0.80%, 8/15/25	$370	$334
San Diego Gas & Electric Co.,
1.70%, 10/1/30	200	164
Southern (The) Co.,
3.70%, 4/30/30	155	144
Virginia Electric and Power Co.,
2.40%, 3/30/32	330	282
Xcel Energy, Inc.,
2.60%, 12/1/29	115	100
		4,800
Electrical Equipment – 0.4%
Acuity Brands Lighting, Inc.,
2.15%, 12/15/30	147	116
Hubbell, Inc.,
2.30%, 3/15/31	120	101
Keysight Technologies, Inc.,
3.00%, 10/30/29	140	124
Vontier Corp.,
1.80%, 4/1/26	250	218
2.40%, 4/1/28	125	105
		664
Entertainment Content – 0.7%
Discovery Communications LLC,
3.63%, 5/15/30	150	133
Magallanes, Inc.,
5.14%, 3/15/52 (1)	110	92
Paramount Global,
3.70%, 6/1/28	145	135
4.95%, 5/19/50	135	113
Take-Two Interactive Software, Inc.,
3.70%, 4/14/27	94	91
Walt Disney (The) Co.,
1.75%, 1/13/26	445	414
2.20%, 1/13/28	127	115
		1,093
Food – 0.6%
Campbell Soup Co.,
2.38%, 4/24/30	160	135
Conagra Brands, Inc.,
1.38%, 11/1/27	200	167
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.9% continued
Food – 0.6%continued
Flowers Foods, Inc.,
2.40%, 3/15/31	$120	$99
Hormel Foods Corp.,
1.80%, 6/11/30	165	138
McCormick & Co., Inc.,
1.85%, 2/15/31	220	175
Smithfield Foods, Inc.,
2.63%, 9/13/31 (1)	155	123
Tyson Foods, Inc.,
4.35%, 3/1/29	155	153
		990
Funds & Trusts – 0.2%
Blackstone Private Credit Fund,
2.63%, 12/15/26(1)	320	268
Gas & Water Utilities – 0.3%
NiSource, Inc.,
3.60%, 5/1/30	200	183
Southern California Gas Co.,
2.60%, 6/15/26	200	190
Southern Co. Gas Capital Corp.,
1.75%, 1/15/31	190	150
		523
Health Care Facilities & Services – 1.4%
Cigna Corp.,
1.25%, 3/15/26	330	298
2.38%, 3/15/31	120	101
3.40%, 3/15/50	160	122
Elevance Health, Inc.,
4.55%, 5/15/52	316	297
Fresenius Medical Care U.S. Finance III, Inc.,
1.88%, 12/1/26 (1)	209	180
Humana, Inc.,
3.70%, 3/23/29	190	180
3.95%, 8/15/49	160	135
Laboratory Corp. of America Holdings,
1.55%, 6/1/26	460	413
UnitedHealth Group, Inc.,
4.00%, 5/15/29	270	267
2.30%, 5/15/31	155	134
Universal Health Services, Inc.,
2.65%, 1/15/32 (1)	155	121
		2,248

FIXED INCOME FUNDS    100    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.9% continued
Home Construction – 0.3%
D.R. Horton, Inc.,
1.30%, 10/15/26	$185	$160
1.40%, 10/15/27	150	126
Masco Corp.,
1.50%, 2/15/28	110	92
MDC Holdings, Inc.,
6.00%, 1/15/43	105	86
		464
Household Products – 0.6%
Clorox (The) Co.,
4.60%, 5/1/32	264	265
GSK Consumer Healthcare Capital U.S. LLC,
3.38%, 3/24/27 (1)	280	268
4.00%, 3/24/52 (1)	174	149
Kimberly-Clark Corp.,
2.00%, 11/2/31	330	277
		959
Institutional Financial Services – 1.6%
CME Group, Inc.,
2.65%, 3/15/32	136	120
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 1.41%), 3.10%, 2/24/33 (4)	510	436
Intercontinental Exchange, Inc.,
5.20%, 6/15/62	209	208
Jefferies Group LLC,
2.75%, 10/15/32	225	171
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
2.63%, 10/15/31	185	143
Morgan Stanley,
(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (4)	275	257
(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (4)	187	166
(Variable, U.S. SOFR + 1.14%), 2.70%, 1/22/31 (4)	270	234
(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32 (4)	202	159
(Variable, U.S. SOFR + 1.29%), 2.94%, 1/21/33 (4)	183	157
(Variable, U.S. SOFR + 2.62%), 5.30%, 4/20/37 (4)	159	154
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.9% continued
Institutional Financial Services – 1.6%continued
Nasdaq, Inc.,
1.65%, 1/15/31	$160	$125
State Street Corp.,
(Variable, U.S. SOFR + 1.61%), 4.42%, 5/13/33 (4)	294	290
		2,620
Insurance – 1.3%
Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1)	315	281
Brown & Brown, Inc.,
2.38%, 3/15/31	135	107
Chubb INA Holdings, Inc.,
3.35%, 5/3/26	100	98
Corebridge Financial, Inc.,
4.40%, 4/5/52 (1)	106	88
Global Atlantic Fin Co.,
3.13%, 6/15/31 (1)	220	175
Jackson Financial, Inc.,
5.67%, 6/8/32	321	310
Marsh & McLennan Cos., Inc.,
3.75%, 3/14/26	100	99
Primerica, Inc.,
2.80%, 11/19/31	130	109
Progressive (The) Corp.,
3.70%, 3/15/52	265	222
Protective Life Corp.,
8.45%, 10/15/39	430	535
		2,024
Leisure Facilities & Services – 0.2%
Marriott International, Inc.,
3.13%, 6/15/26	200	191
Starbucks Corp.,
2.00%, 3/12/27	190	173
		364
Machinery – 0.4%
CNH Industrial Capital LLC,
1.88%, 1/15/26	615	557
Xylem, Inc.,
2.25%, 1/30/31	120	100
		657

NORTHERN FUNDS QUARTERLY REPORT     101    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.9% continued
Medical Equipment & Devices – 0.4%
Agilent Technologies, Inc.,
2.30%, 3/12/31	$510	$415
Alcon Finance Corp.,
2.60%, 5/27/30 (1)	210	179
Bio-Rad Laboratories, Inc.,
3.30%, 3/15/27	34	32
		626
Metals & Mining – 0.2%
Glencore Funding LLC,
1.63%, 4/27/26 (1)	315	278
3.88%, 10/27/27 (1)	115	109
		387
Oil & Gas Producers – 1.5%
Boardwalk Pipelines L.P.,
4.80%, 5/3/29	120	116
BP Capital Markets America, Inc.,
1.75%, 8/10/30	130	107
3.00%, 3/17/52	330	238
Cheniere Corpus Christi Holdings LLC,
3.70%, 11/15/29	190	174
Energy Transfer L.P.,
3.90%, 7/15/26	285	274
EOG Resources, Inc.,
4.38%, 4/15/30	330	331
Kinder Morgan, Inc.,
2.00%, 2/15/31	200	160
Marathon Petroleum Corp.,
3.80%, 4/1/28	157	149
MPLX L.P.,
4.13%, 3/1/27	200	193
4.50%, 4/15/38	200	175
ONEOK, Inc.,
4.00%, 7/13/27	150	145
Phillips 66,
2.15%, 12/15/30	200	163
Sabine Pass Liquefaction LLC,
4.50%, 5/15/30	160	153
Williams (The) Cos., Inc.,
3.50%, 10/15/51	100	74
		2,452
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.9% continued
Oil & Gas Services & Equipment – 0.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
3.14%, 11/7/29	$330	$298
4.08%, 12/15/47	85	72
Halliburton Co.,
2.92%, 3/1/30	100	88
5.00%, 11/15/45	100	92
NOV, Inc.,
3.60%, 12/1/29	155	139
		689
Real Estate Investment Trusts – 2.5%
American Campus Communities Operating Partnership L.P.,
2.85%, 2/1/30	100	95
American Tower Corp.,
3.13%, 1/15/27	230	214
AvalonBay Communities, Inc.,
2.30%, 3/1/30	100	86
Boston Properties L.P.,
2.55%, 4/1/32	220	175
Brixmor Operating Partnership L.P.,
4.05%, 7/1/30	145	131
Corporate Office Properties L.P.,
2.90%, 12/1/33	311	241
Crown Castle International Corp.,
1.05%, 7/15/26	370	320
Equinix, Inc.,
3.20%, 11/18/29	123	109
2.50%, 5/15/31	140	113
Essex Portfolio L.P.,
2.65%, 3/15/32	180	149
GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	106	85
Healthpeak Properties, Inc.,
3.25%, 7/15/26	165	159
Kimco Realty Corp.,
2.70%, 10/1/30	100	86
3.20%, 4/1/32	211	184
Office Properties Income Trust,
2.65%, 6/15/26	275	234
Omega Healthcare Investors, Inc.,
3.38%, 2/1/31	100	81

FIXED INCOME FUNDS    102    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.9% continued
Real Estate Investment Trusts – 2.5%continued
Realty Income Corp.,
4.13%, 10/15/26	$200	$199
3.40%, 1/15/28	90	85
Safehold Operating Partnership L.P.,
2.85%, 1/15/32	154	124
Simon Property Group L.P.,
2.65%, 7/15/30	200	170
3.80%, 7/15/50	330	264
STORE Capital Corp.,
2.75%, 11/18/30	100	82
VICI Properties L.P.,
5.13%, 5/15/32	100	94
Welltower, Inc.,
2.70%, 2/15/27	100	92
2.75%, 1/15/32	210	175
3.85%, 6/15/32	90	82
Weyerhaeuser Co.,
4.00%, 11/15/29	205	194
		4,023
Retail - Consumer Staples – 0.1%
7-Eleven, Inc.,
1.80%, 2/10/31 (1)	120	94
Dollar Tree, Inc.,
3.38%, 12/1/51	159	113
		207
Retail - Discretionary – 0.6%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	115	98
Dick's Sporting Goods, Inc.,
4.10%, 1/15/52	116	77
Genuine Parts Co.,
1.88%, 11/1/30	200	158
Lowe's Cos., Inc.,
4.25%, 4/1/52	95	82
O'Reilly Automotive, Inc.,
4.70%, 6/15/32	87	87
Ross Stores, Inc.,
0.88%, 4/15/26	300	265
Tractor Supply Co.,
1.75%, 11/1/30	195	153
		920
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.9% continued
Semiconductors – 0.7%
Broadcom, Inc.,
3.15%, 11/15/25	$300	$289
KLA Corp.,
5.65%, 11/1/34	115	122
4.95%, 7/15/52	500	503
Qorvo, Inc.,
3.38%, 4/1/31 (1)	155	122
Skyworks Solutions, Inc.,
1.80%, 6/1/26	45	40
		1,076
Software – 0.9%
Fortinet, Inc.,
1.00%, 3/15/26	120	106
2.20%, 3/15/31	205	166
Infor, Inc.,
1.75%, 7/15/25 (1)	210	194
Oracle Corp.,
2.30%, 3/25/28	150	129
3.65%, 3/25/41	245	183
3.95%, 3/25/51	115	84
Roper Technologies, Inc.,
3.80%, 12/15/26	110	107
2.00%, 6/30/30	175	141
VMware, Inc.,
1.80%, 8/15/28	180	150
Workday, Inc.,
3.70%, 4/1/29	140	131
		1,391
Specialty Finance – 1.1%
Air Lease Corp.,
1.88%, 8/15/26	185	160
2.20%, 1/15/27	314	274
2.10%, 9/1/28	120	96
3.00%, 2/1/30	130	106
Ally Financial, Inc.,
2.20%, 11/2/28	138	113
GATX Corp.,
1.90%, 6/1/31	190	148
3.50%, 6/1/32	275	241
3.10%, 6/1/51	125	83

NORTHERN FUNDS QUARTERLY REPORT     103    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.9% continued
Specialty Finance – 1.1%continued
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 7/15/25 (1)	$490	$482
		1,703
Technology Hardware – 0.8%
Dell International LLC/EMC Corp.,
5.85%, 7/15/25	560	577
8.10%, 7/15/36	54	63
3.45%, 12/15/51 (1)	173	117
Jabil, Inc.,
1.70%, 4/15/26	260	233
Motorola Solutions, Inc.,
2.30%, 11/15/30	140	110
Western Digital Corp.,
2.85%, 2/1/29	211	172
		1,272
Technology Services – 1.1%
Broadridge Financial Solutions, Inc.,
2.90%, 12/1/29	118	103
Equifax, Inc.,
3.10%, 5/15/30	135	119
Global Payments, Inc.,
2.90%, 5/15/30	125	105
International Business Machines Corp.,
2.20%, 2/9/27	100	93
Moody's Corp.,
4.25%, 2/1/29	157	156
3.75%, 2/25/52	106	86
PayPal Holdings, Inc.,
3.90%, 6/1/27	181	180
4.40%, 6/1/32	330	327
RELX Capital, Inc.,
4.75%, 5/20/32	200	203
S&P Global, Inc.,
2.90%, 3/1/32 (1)	330	294
Western Union (The) Co.,
2.75%, 3/15/31	180	148
		1,814
Telecommunications – 0.7%
AT&T, Inc.,
3.55%, 9/15/55	105	79
T-Mobile U.S.A., Inc.,
1.50%, 2/15/26	490	443
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.9% continued
Telecommunications – 0.7%continued
3.40%, 10/15/52 (1)	$160	$118
3.60%, 11/15/60	112	81
3.60%, 11/15/60 (1)	165	120
Verizon Communications, Inc.,
2.10%, 3/22/28	180	160
2.55%, 3/21/31	215	184
		1,185
Tobacco & Cannabis – 0.7%
Altria Group, Inc.,
3.40%, 2/4/41	485	321
BAT Capital Corp.,
4.70%, 4/2/27	630	616
Philip Morris International, Inc.,
1.75%, 11/1/30	160	124
Reynolds American, Inc.,
5.85%, 8/15/45	155	130
		1,191
Transportation & Logistics – 1.0%
Burlington Northern Santa Fe LLC,
2.88%, 6/15/52	330	246
JB Hunt Transport Services, Inc.,
3.88%, 3/1/26	310	307
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	310	305
Norfolk Southern Corp.,
3.70%, 3/15/53	106	87
Ryder System, Inc.,
4.30%, 6/15/27	180	177
Southwest Airlines Co.,
5.13%, 6/15/27	175	177
Union Pacific Corp.,
2.38%, 5/20/31	107	93
3.50%, 2/14/53	159	129
		1,521
Total Corporate Bonds
(Cost $61,687)		54,169

FIXED INCOME FUNDS    104    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 8.8%
Asset Management – 0.3%
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.75%, 5/12/28 (1) (4)	$360	$356
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.10%, 2/11/32 (1) (4)	200	159
		515
Banking – 4.3%
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (4)	322	304
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (4)	200	191
Bank of Nova Scotia (The),
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 4.59%, 5/4/37 (4)	220	202
Barclays PLC,
(Variable, U.S. SOFR + 2.71%), 2.85%, 5/7/26 (4)	400	378
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.90%), 2.65%, 6/24/31 (4)	160	132
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.90%), 3.56%, 9/23/35 (4)	251	207
BNP Paribas S.A.,
(Variable, U.S. SOFR + 1.51%), 3.05%, 1/13/31 (1) (4)	150	129
BPCE S.A.,
3.50%, 10/23/27 (1)	185	171
(Variable, U.S. SOFR + 1.31%), 2.28%, 1/20/32 (1) (4)	167	132
Credit Agricole S.A.,
3.25%, 1/14/30 (1)	125	106
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 1.32%), 2.55%, 1/7/28 (4)	139	120
(Variable, U.S. SOFR + 1.72%), 3.04%, 5/28/32 (4)	367	290
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.8% continued
Banking – 4.3%continued
HSBC Holdings PLC,
4.30%, 3/8/26	$600	$594
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.00%, 3/9/26 (4) (5)	165	138
(Variable, U.S. SOFR + 1.41%), 2.87%, 11/22/32 (4)	154	126
ING Groep N.V.,
(Variable, U.S. SOFR + 1.83%), 4.02%, 3/28/28 (4)	200	191
Intesa Sanpaolo S.p.A.,
3.88%, 1/12/28 (1)	210	194
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (4)	190	180
Mitsubishi UFJ Financial Group, Inc.,
3.85%, 3/1/26	400	392
Nationwide Building Society,
1.00%, 8/28/25 (1)	520	470
1.50%, 10/13/26 (1)	330	294
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 5/22/28 (4)	250	227
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 0.99%), 1.67%, 6/14/27 (4)	227	198
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 2.89%, 6/9/32 (1) (4)	310	248
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.90%), 4.03%, 1/21/43 (1) (4)	328	232
Standard Chartered PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.46%, 1/14/27 (1) (4)	165	145
Sumitomo Mitsui Financial Group, Inc.,
2.13%, 7/8/30	200	165
UniCredit S.p.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 3.13%, 6/3/32 (1) (4)	519	405

NORTHERN FUNDS QUARTERLY REPORT     105    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.8% continued
Banking – 4.3%continued
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (4)	$135	$123
3.13%, 11/18/41	309	227
		6,911
Beverages – 0.2%
Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	161	143
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	205	159
		302
Biotechnology & Pharmaceuticals – 0.1%
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	105	101
Chemicals – 0.1%
Nutrien Ltd.,
4.00%, 12/15/26	100	99
E-Commerce Discretionary – 0.1%
Alibaba Group Holding Ltd.,
2.70%, 2/9/41	280	193
Forestry, Paper & Wood Products – 0.1%
Suzano Austria GmbH,
3.13%, 1/15/32	211	159
Institutional Financial Services – 0.6%
Credit Suisse Group A.G.,
(Variable, U.S. SOFR + 2.04%), 2.19%, 6/5/26 (1) (4)	565	512
(Variable, U.S. SOFR + 3.73%), 4.19%, 4/1/31 (1) (4)	117	104
(Variable, U.S. SOFR + 1.73%), 3.09%, 5/14/32 (1) (4)	62	49
LSEGA Financing PLC,
1.38%, 4/6/26 (1)	370	332
		997
Internet Media & Services – 0.3%
Baidu, Inc.,
1.72%, 4/9/26	400	366
Prosus N.V.,
3.83%, 2/8/51 (1)	180	108
		474
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.8% continued
Leisure Facilities & Services – 0.1%
Sands China Ltd.,
3.10%, 3/8/29(1)	$156	$111
Medical Equipment & Devices – 0.1%
Smith & Nephew PLC,
2.03%, 10/14/30	142	113
Metals & Mining – 0.1%
Barrick PD Australia Finance Pty. Ltd.,
5.95%, 10/15/39	50	53
Vale Overseas Ltd.,
3.75%, 7/8/30	100	87
		140
Oil & Gas Producers – 0.7%
Enbridge, Inc.,
1.60%, 10/4/26	64	57
Qatar Energy,
3.13%, 7/12/41 (1)	31	24
Santos Finance Ltd.,
3.65%, 4/29/31 (1)	210	178
Suncor Energy, Inc.,
5.95%, 5/15/35	310	322
TotalEnergies Capital International S.A.,
2.83%, 1/10/30	200	181
TotalEnergies Capital S.A.,
3.88%, 10/11/28	330	325
		1,087
Oil & Gas Services & Equipment – 0.0%
Schlumberger Investment S.A.,
2.65%, 6/26/30	100	88
Semiconductors – 0.2%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
2.70%, 5/1/25	95	91
5.00%, 1/15/33	326	318
		409
Sovereign Government – 0.3%
Indonesia Government International Bond,
3.85%, 10/15/30	200	190
Peruvian Government International Bond,
2.84%, 6/20/30	150	131

FIXED INCOME FUNDS    106    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.8% continued
Sovereign Government – 0.3%continued
Philippine Government International Bond,
3.75%, 1/14/29	$125	$121
		442
Specialty Finance – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	205	179
4.63%, 10/15/27	185	174
3.40%, 10/29/33	53	41
Aircastle Ltd.,
4.25%, 6/15/26	215	199
Avolon Holdings Funding Ltd.,
3.25%, 2/15/27 (1)	295	257
		850
Technology Hardware – 0.2%
Lenovo Group Ltd.,
3.42%, 11/2/30 (1)	105	89
Xiaomi Best Time International Ltd.,
4.10%, 7/14/51 (1)	259	174
		263
Telecommunications – 0.5%
British Telecommunications PLC,
3.25%, 11/8/29 (1)	165	147
Orange S.A.,
5.38%, 1/13/42	100	103
Rogers Communications, Inc.,
2.90%, 11/15/26	200	189
Telefonica Emisiones S.A.,
4.10%, 3/8/27	300	294
		733
Transportation & Logistics – 0.0%
Canadian Pacific Railway Co.,
3.10%, 12/2/51	103	76
Total Foreign Issuer Bonds
(Cost $16,463)		14,063

U.S. GOVERNMENT AGENCIES – 23.2% (6)
Fannie Mae – 15.0%
Pool #535714,
7.50%, 1/1/31	3	3
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 23.2% (6)continued
Fannie Mae – 15.0%continued
Pool #555599,
7.00%, 4/1/33	$8	$9
Pool #555691,
5.00%, 7/1/33	163	171
Pool #712130,
7.00%, 6/1/33	4	5
Pool #889641,
5.50%, 8/1/37	135	145
Pool #995802,
5.50%, 12/1/35	134	144
Pool #AB5209,
3.00%, 5/1/32	263	258
Pool #AD0248,
5.50%, 11/1/37	239	256
Pool #AD0494,
5.50%, 8/1/37	142	152
Pool #AD0925,
5.00%, 4/1/40	118	124
Pool #AL0065,
4.50%, 4/1/41	436	450
Pool #AL5119,
4.00%, 4/1/34	149	152
Pool #AL6041,
4.00%, 8/1/33	838	852
Pool #AL7497,
3.50%, 9/1/40	243	239
Pool #AL8352,
3.00%, 10/1/44	289	276
Pool #AQ5150,
2.50%, 11/1/42	744	678
Pool #AS3655,
4.50%, 10/1/44	165	170
Pool #AS5722,
3.50%, 9/1/45	76	74
Pool #AS6520,
3.50%, 1/1/46	270	262
Pool #AS6730,
3.50%, 2/1/46	339	332
Pool #AS7088,
2.50%, 5/1/31	120	117
Pool #AS7568,
4.50%, 7/1/46	479	490

NORTHERN FUNDS QUARTERLY REPORT     107    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 23.2% (6)continued
Fannie Mae – 15.0%continued
Pool #AS8576,
4.50%, 12/1/46	$169	$173
Pool #AS8984,
4.50%, 3/1/47	103	105
Pool #BD7081,
4.00%, 3/1/47	397	398
Pool #BH6175,
3.50%, 7/1/47	85	83
Pool #BJ0686,
4.00%, 4/1/48	146	145
Pool #BM1761,
4.00%, 8/1/44	147	149
Pool #BM4056,
4.00%, 3/1/45	170	172
Pool #BM5168,
2.50%, 6/1/46	329	299
Pool #BM5969,
3.00%, 11/1/46	1,027	982
Pool #BM5984,
5.00%, 5/1/49	86	89
Pool #BM5996,
5.00%, 12/1/48	53	54
Pool #BP6499,
3.00%, 7/1/50	348	325
Pool #BP6675,
2.50%, 9/1/40	520	479
Pool #CA5700,
2.50%, 5/1/50	2,914	2,647
Pool #CA6422,
3.00%, 7/1/50	400	373
Pool #FM1303,
3.00%, 1/1/48	534	506
Pool #FM1472,
3.50%, 3/1/34	76	76
Pool #FM1572,
3.00%, 9/1/48	138	131
Pool #FM2053,
3.50%, 8/1/44	770	757
Pool #FM2671,
4.00%, 1/1/48	118	118
Pool #FM2921,
2.50%, 4/1/50	3,176	2,876
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 23.2% (6)continued
Fannie Mae – 15.0%continued
Pool #FM3173,
3.50%, 7/1/47	$429	$422
Pool #FM3201,
3.50%, 4/1/34	193	193
Pool #FM3266,
3.00%, 4/1/48	916	876
Pool #FM3727,
3.00%, 7/1/50	330	308
Pool #FM4491,
3.50%, 12/1/36	1,008	1,008
Pool #FM5237,
5.00%, 7/1/47	193	204
Pool #FM5383,
4.00%, 6/1/45	542	549
Pool #FS1251,
3.50%, 4/1/52	1,643	1,587
Pool #MA2232,
3.50%, 4/1/35	229	229
Pool #MA2864,
3.50%, 1/1/47	339	333
Pool #MA3088,
4.00%, 8/1/47	243	243
Pool #MA3183,
4.00%, 11/1/47	477	479
Pool #MA3184,
4.50%, 11/1/47	450	458
Pool #MA3211,
4.00%, 12/1/47	497	499
Pool #MA3448,
5.00%, 8/1/48	126	130
Pool #MA4186,
3.00%, 10/1/35	150	147
		23,961
Freddie Mac – 6.0%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	460	461
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	260	271

FIXED INCOME FUNDS    108    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 23.2% (6)continued
Freddie Mac – 6.0%continued
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 11.42% Cap), 2.05%, 9/1/37(3)	$4	$4
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.09%, 2.09% Floor, 11.34% Cap), 2.34%, 11/1/37(3)	9	9
Pool #RA3913,
2.50%, 11/1/50	2,897	2,643
Pool #RD5026,
3.00%, 4/1/30	82	81
Pool #SB0084,
3.00%, 2/1/32	440	438
Pool #SB0216,
3.00%, 12/1/32	115	115
Pool #SB0328,
3.00%, 6/1/34	351	347
Pool #SB8502,
2.00%, 8/1/35	3,412	3,192
Pool #SD0033,
3.00%, 12/1/47	181	171
Pool #ZK7457,
3.50%, 2/1/29	165	165
Pool #ZM4714,
3.50%, 11/1/47	539	527
Pool #ZM5332,
3.00%, 1/1/48	264	248
Pool #ZS4687,
2.50%, 11/1/46	170	154
Pool #ZT1333,
2.50%, 10/1/31	750	736
		9,562
Freddie Mac Gold – 0.8%
Pool #G16396,
3.50%, 2/1/33	91	91
Pool #G60948,
3.00%, 1/1/47	203	193
Pool #Q15842,
3.00%, 2/1/43	385	368
Pool #Q42460,
4.00%, 6/1/46	70	70
Pool #Q44452,
3.00%, 11/1/46	493	467
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 23.2% (6)continued
Freddie Mac Gold – 0.8%continued
Pool #Q63667,
4.50%, 5/1/49	$104	$105
		1,294
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	259	250
Government National Mortgage Association I – 0.2%
Pool #604183,
5.50%, 4/15/33	2	2
Pool #633627,
5.50%, 9/15/34	2	2
Pool #757013,
3.50%, 12/15/40	322	318
		322
Government National Mortgage Association II – 1.0%
Pool #784801,
3.50%, 6/20/47	327	327
Pool #MA0089,
4.00%, 5/20/42	491	502
Pool #MA0782,
3.00%, 2/20/43	398	382
Pool #MA1287,
4.50%, 9/20/43	88	92
Pool #MA1996,
4.00%, 6/20/44	87	88
Pool #MA2755,
4.00%, 4/20/45	67	67
Pool #MA3666,
5.00%, 5/20/46	164	174
		1,632
Total U.S. Government Agencies
(Cost $39,330)		37,021

U.S. GOVERNMENT OBLIGATIONS – 24.2%
U.S. Treasury Bonds – 8.8%
3.25%, 5/15/42	11,637	11,357
2.88%, 5/15/52	2,923	2,761
		14,118
U.S. Treasury Notes – 13.4%
2.50%, 5/31/24	13,504	13,382

NORTHERN FUNDS QUARTERLY REPORT     109    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 24.2%continued
U.S. Treasury Notes – 13.4%continued
2.75%, 5/15/25	$4,046	$4,015
2.63%, 5/31/27	4,019	3,943
		21,340
U.S. Treasury Strips – 2.0%
1.47%, 2/15/51(7)	7,762	3,150
Total U.S. Government Obligations
(Cost $40,298)		38,608

MUNICIPAL BONDS – 0.0%
Florida – 0.0%
Miami-Dade County Seaport Subordinate Taxable Revenue Refunding Bonds, Series B-3,
1.86%, 10/1/30	100	83
Total Municipal Bonds
(Cost $100)		83

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(8) (9)	2,536,008	$2,536
Total Investment Companies
(Cost $2,536)		2,536

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.9%
U.S. Treasury Bill, 1.12%, 10/6/22(7) (10)	$1,500	$1,493
	Total Short-Term Investments
	(Cost $1,495)	1,493

	Total Investments – 97.7%
	(Cost $170,482)	156,180
	Other Assets less Liabilities – 2.3%	3,600
	NET ASSETS – 100.0%	$159,780

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(3)	Variable or floating rate security. Rate as of June 30, 2022 is disclosed.
(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2022.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Discount rate at the time of purchase.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2022 is disclosed.
(10)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

S&P - Standard & Poor's

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	18	$3,780	Long	9/22	$(13)
Ultra 10-Year U.S. Treasury Note	(15)	(1,910)	Short	9/22	(15)
Total					$(28)

FIXED INCOME FUNDS    110    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	5.1%
Corporate Bonds	33.9%
Foreign Issuer Bonds	8.8%
U.S. Government Agencies	23.2%
U.S. Government Obligations	24.2%
Municipal Bonds	0.0%
Investment Companies	1.6%
Short-Term Investments	0.9%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$8,207	$—	$8,207
Corporate Bonds(1)	—	54,169	—	54,169
Foreign Issuer Bonds(1)	—	14,063	—	14,063
U.S. Government Agencies(1)	—	37,021	—	37,021
U.S. Government Obligations(1)	—	38,608	—	38,608
Municipal Bonds	—	83	—	83
Investment Companies	2,536	—	—	2,536
Short-Term Investments	—	1,493	—	1,493
Total Investments	$2,536	$153,644	$—	$156,180
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(28)	$—	$—	$(28)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$973	$87,205	$85,642	$9	$2,536	2,536,008
NORTHERN FUNDS QUARTERLY REPORT     111    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 4.9%
Commercial Mortgage-Backed Securities – 2.4%
BANK, Series 2019-BN16, Class A4
4.01%, 2/15/52	$3,900	$3,834
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	4,530	4,416
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	2,285	2,228
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	4,430	4,359
		14,837
Whole Loan – 2.5%
J.P. Morgan Mortgage Trust, Series 2022-4, Class A3
3.00%, 10/25/52(1) (2) (3)	6,136	5,459
J.P. Morgan Mortgage Trust, Series 2022-6, Class A3
3.00%, 11/25/52(1) (2) (3)	6,441	5,730
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (2) (3)	4,200	3,667
		14,856
Total Asset-Backed Securities
(Cost $30,674)		29,693

CORPORATE BONDS – 43.2%
Aerospace & Defense – 1.0%
Boeing (The) Co.,
2.20%, 2/4/26	1,760	1,586
5.81%, 5/1/50	590	542
Howmet Aerospace, Inc.,
6.88%, 5/1/25	1,854	1,905
Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28	975	831
Lockheed Martin Corp.,
2.80%, 6/15/50	590	439
Northrop Grumman Corp.,
5.25%, 5/1/50	590	625
Teledyne Technologies, Inc.,
2.25%, 4/1/28	350	304
		6,232
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.2% continued
Apparel & Textile Products – 0.0%
VF Corp.,
2.95%, 4/23/30	$272	$238
Asset Management – 1.9%
Ameriprise Financial, Inc.,
4.50%, 5/13/32	614	603
Ares Capital Corp.,
4.25%, 3/1/25	925	884
Ares Finance Co. III LLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.24%), 4.13%, 6/30/51 (1) (4)	2,045	1,701
Charles Schwab (The) Corp.,
2.45%, 3/3/27	300	280
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (4) (5)	346	279
FMR LLC,
6.45%, 11/15/39 (1)	1,265	1,403
FS KKR Capital Corp.,
4.13%, 2/1/25	2,620	2,485
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	1,465	1,298
Oaktree Specialty Lending Corp.,
2.70%, 1/15/27	1,180	1,022
Prospect Capital Corp.,
3.71%, 1/22/26	1,930	1,710
		11,665
Automotive – 0.7%
BMW U.S. Capital LLC,
3.70%, 4/1/32 (1)	597	563
Ford Motor Credit Co. LLC,
4.95%, 5/28/27	1,813	1,684
Stellantis Finance U.S., Inc.,
1.71%, 1/29/27 (1)	1,172	1,019
Toyota Motor Credit Corp.,
3.05%, 3/22/27	1,070	1,029
		4,295
Banking – 3.4%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 3/15/28 (4) (5)	910	799
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (4)	1,095	929

FIXED INCOME FUNDS    112    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.2% continued
Banking – 3.4%continued
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (4)	$1,880	$1,578
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (4)	1,134	935
(Variable, U.S. SOFR + 1.83%), 4.57%, 4/27/33 (4)	1,771	1,724
Citigroup, Inc.,
(Variable, ICE LIBOR USD 3M + 1.15%), 3.52%, 10/27/28 (4)	1,200	1,121
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (4)	1,080	889
(Variable, U.S. SOFR + 1.18%), 2.52%, 11/3/32 (4)	1,074	871
Fifth Third Bancorp,
(Variable, U.S. SOFR + 1.66%), 4.34%, 4/25/33 (4)	1,031	980
First-Citizens Bank & Trust Co.,
(Variable, CME Term SOFR 3M + 1.72%), 2.97%, 9/27/25 (4)	750	723
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 3.38%), 5.00%, 8/1/24 (4) (5)	1,250	1,103
(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (4) (5)	885	747
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (4)	1,275	1,192
(Variable, CME Term SOFR 3M + 0.70%), 1.04%, 2/4/27 (4)	1,200	1,061
(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (4)	700	560
(Variable, U.S. SOFR + 1.26%), 2.96%, 1/25/33 (4)	1,880	1,614
PNC Financial Services Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.60%), 3.40%, 9/15/26 (4) (5)	1,187	901
(Variable, U.S. SOFR Compounded Index + 1.85%), 4.63%, 6/6/33 (4)	307	297
Truist Financial Corp.,
(Variable, U.S. SOFR + 1.37%), 4.12%, 6/6/28 (4)	830	817
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.2% continued
Banking – 3.4%continued
Wells Fargo & Co.,
3.00%, 10/23/26	$1,000	$944
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (4)	960	860
		20,645
Beverages – 0.1%
Pernod Ricard International Finance LLC,
1.63%, 4/1/31(1)	690	548
Biotechnology & Pharmaceuticals – 1.1%
AbbVie, Inc.,
4.25%, 11/21/49	405	359
Amgen, Inc.,
2.20%, 2/21/27	1,235	1,134
3.00%, 1/15/52	615	436
Astrazeneca Finance LLC,
1.75%, 5/28/28	1,120	988
Bristol-Myers Squibb Co.,
2.95%, 3/15/32	1,120	1,026
Gilead Sciences, Inc.,
2.60%, 10/1/40	620	453
GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	1,120	1,114
Pfizer, Inc.,
3.45%, 3/15/29	1,120	1,088
		6,598
Cable & Satellite – 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	395	380
6.38%, 10/23/35	2,370	2,384
5.50%, 4/1/63	390	331
Comcast Corp.,
4.15%, 10/15/28	1,120	1,117
1.50%, 2/15/31	593	476
CSC Holdings LLC,
4.63%, 12/1/30 (1)	2,580	1,725
DISH DBS Corp.,
7.75%, 7/1/26	1,120	873
		7,286

NORTHERN FUNDS QUARTERLY REPORT     113    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.2% continued
Chemicals – 0.8%
Avery Dennison Corp.,
2.65%, 4/30/30	$1,105	$923
Bayport Polymers LLC,
4.74%, 4/14/27 (1)	1,390	1,350
LYB International Finance III LLC,
2.25%, 10/1/30	300	247
NewMarket Corp.,
2.70%, 3/18/31	530	438
RPM International, Inc.,
4.55%, 3/1/29	447	431
Sherwin-Williams (The) Co.,
3.95%, 1/15/26	800	793
Valvoline, Inc.,
3.63%, 6/15/31 (1)	670	536
		4,718
Construction Materials – 0.2%
Carlisle Cos., Inc.,
2.20%, 3/1/32	1,070	840
Martin Marietta Materials, Inc.,
2.50%, 3/15/30	567	478
		1,318
Consumer Services – 0.0%
President and Fellows of Harvard College,
4.88%, 10/15/40	200	214
Containers & Packaging – 0.3%
Berry Global, Inc.,
1.57%, 1/15/26	415	370
Graphic Packaging International LLC,
1.51%, 4/15/26 (1)	790	713
Packaging Corp. of America,
3.40%, 12/15/27	585	564
		1,647
Diversified Industrials – 0.0%
Parker-Hannifin Corp.,
4.50%, 9/15/29	268	267
E-Commerce Discretionary – 0.2%
Amazon.com, Inc.,
4.10%, 4/13/62	1,180	1,068
eBay, Inc.,
3.60%, 6/5/27	395	379
		1,447
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.2% continued
Electric & Gas Marketing & Trading – 0.2%
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	$1,120	$1,043
Electric Utilities – 3.2%
AES (The) Corp.,
1.38%, 1/15/26	1,275	1,124
Appalachian Power Co.,
4.50%, 3/1/49	585	523
Avangrid, Inc.,
3.80%, 6/1/29	530	496
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	645	520
2.85%, 5/15/51	1,102	781
Calpine Corp.,
4.50%, 2/15/28 (1)	2,185	1,984
CenterPoint Energy, Inc.,
2.95%, 3/1/30	392	349
Duke Energy Progress LLC,
3.40%, 4/1/32	1,120	1,041
Entergy Louisiana LLC,
2.90%, 3/15/51	1,100	793
Entergy Texas, Inc.,
1.75%, 3/15/31	537	435
Eversource Energy,
1.65%, 8/15/30	250	199
Exelon Corp.,
5.63%, 6/15/35	1,480	1,559
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	305	256
NRG Energy, Inc.,
2.45%, 12/2/27 (1)	415	356
3.63%, 2/15/31 (1)	2,025	1,587
Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28	1,120	1,090
Pacific Gas and Electric Co.,
4.55%, 7/1/30	333	296
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	660	574
Public Service Co. of Colorado,
3.70%, 6/15/28	1,120	1,102
Public Service Enterprise Group, Inc.,
0.80%, 8/15/25	980	885

FIXED INCOME FUNDS    114    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.2% continued
Electric Utilities – 3.2%continued
San Diego Gas & Electric Co.,
1.70%, 10/1/30	$765	$628
Southern (The) Co.,
3.70%, 4/30/30	475	441
Terraform Global Operating LLC,
6.13%, 3/1/26 (1)	1,035	984
Virginia Electric and Power Co.,
2.40%, 3/30/32	1,120	957
Xcel Energy, Inc.,
2.60%, 12/1/29	205	179
		19,139
Electrical Equipment – 0.4%
Acuity Brands Lighting, Inc.,
2.15%, 12/15/30	572	452
Hubbell, Inc.,
2.30%, 3/15/31	385	323
Keysight Technologies, Inc.,
3.00%, 10/30/29	345	307
Vontier Corp.,
1.80%, 4/1/26	800	698
2.40%, 4/1/28	400	335
		2,115
Entertainment Content – 0.7%
Discovery Communications LLC,
3.63%, 5/15/30	500	444
Magallanes, Inc.,
5.14%, 3/15/52 (1)	401	337
Paramount Global,
4.95%, 5/19/50	810	679
Take-Two Interactive Software, Inc.,
3.70%, 4/14/27	308	299
Walt Disney (The) Co.,
1.75%, 1/13/26	1,850	1,720
2.20%, 1/13/28	522	473
		3,952
Food – 0.7%
Campbell Soup Co.,
2.38%, 4/24/30	585	494
Conagra Brands, Inc.,
1.38%, 11/1/27	765	638
Flowers Foods, Inc.,
2.40%, 3/15/31	385	318
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.2% continued
Food – 0.7%continued
McCormick & Co., Inc.,
1.85%, 2/15/31	$705	$561
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26	1,825	1,852
Smithfield Foods, Inc.,
2.63%, 9/13/31 (1)	620	490
		4,353
Forestry, Paper & Wood Products – 0.1%
Mercer International, Inc.,
5.13%, 2/1/29	505	431
Funds & Trusts – 0.2%
Blackstone Private Credit Fund,
2.63%, 12/15/26(1)	1,240	1,039
Gas & Water Utilities – 0.3%
NiSource, Inc.,
3.60%, 5/1/30	500	458
Southern California Gas Co.,
2.60%, 6/15/26	650	616
Southern Co. Gas Capital Corp.,
1.75%, 1/15/31	1,160	917
		1,991
Health Care Facilities & Services – 2.0%
Cigna Corp.,
1.25%, 3/15/26	1,050	947
2.38%, 3/15/31	385	325
3.40%, 3/15/50	590	450
DaVita, Inc.,
4.63%, 6/1/30 (1)	3,000	2,340
Elevance Health, Inc.,
4.55%, 5/15/52	1,094	1,029
Fresenius Medical Care U.S. Finance III, Inc.,
1.88%, 12/1/26 (1)	819	705
Humana, Inc.,
3.70%, 3/23/29	720	682
3.95%, 8/15/49	590	499
Laboratory Corp. of America Holdings,
1.55%, 6/1/26	1,820	1,633
Molina Healthcare, Inc.,
3.88%, 5/15/32 (1)	1,600	1,342
UnitedHealth Group, Inc.,
4.00%, 5/15/29	910	901
2.30%, 5/15/31	617	535

NORTHERN FUNDS QUARTERLY REPORT     115    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.2% continued
Health Care Facilities & Services – 2.0%continued
Universal Health Services, Inc.,
2.65%, 1/15/32 (1)	$625	$486
		11,874
Home Construction – 0.2%
D.R. Horton, Inc.,
1.30%, 10/15/26	718	620
Masco Corp.,
1.50%, 2/15/28	350	294
MDC Holdings, Inc.,
6.00%, 1/15/43	397	324
		1,238
Household Products – 0.6%
Clorox (The) Co.,
4.60%, 5/1/32	911	915
GSK Consumer Healthcare Capital U.S. LLC,
3.38%, 3/24/27 (1)	970	928
4.00%, 3/24/52 (1)	639	547
Kimberly-Clark Corp.,
2.00%, 11/2/31	1,120	941
		3,331
Institutional Financial Services – 2.0%
CME Group, Inc.,
2.65%, 3/15/32	501	444
Goldman Sachs Group (The), Inc.,
(Variable, ICE LIBOR USD 3M + 2.87%), 5.00%, 11/10/22 (4) (5)	1,795	1,526
(Variable, U.S. SOFR + 1.41%), 3.10%, 2/24/33 (4)	1,880	1,606
Intercontinental Exchange, Inc.,
5.20%, 6/15/62	724	722
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	1,920	1,709
Jefferies Group LLC,
2.75%, 10/15/32	840	638
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
2.63%, 10/15/31	716	553
Morgan Stanley,
(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (4)	1,160	1,086
(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (4)	722	641
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.2% continued
Institutional Financial Services – 2.0%continued
(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32 (4)	$762	$599
(Variable, U.S. SOFR + 1.29%), 2.94%, 1/21/33 (4)	689	590
(Variable, U.S. SOFR + 2.62%), 5.30%, 4/20/37 (4)	394	381
Nasdaq, Inc.,
1.65%, 1/15/31	530	415
State Street Corp.,
(Variable, U.S. SOFR + 1.61%), 4.42%, 5/13/33 (4)	1,022	1,007
		11,917
Insurance – 2.4%
Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1)	1,235	1,101
Brown & Brown, Inc.,
2.38%, 3/15/31	577	457
Chubb INA Holdings, Inc.,
3.35%, 5/3/26	400	391
Corebridge Financial, Inc.,
4.40%, 4/5/52 (1)	394	329
Global Atlantic Fin Co.,
3.13%, 6/15/31 (1)	820	652
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.80%), 4.70%, 10/15/51 (1) (4)	1,291	1,036
Jackson Financial, Inc.,
5.67%, 6/8/32	1,139	1,100
Liberty Mutual Group, Inc.,
4.30%, 2/1/61 (1)	1,950	1,319
Marsh & McLennan Cos., Inc.,
3.75%, 3/14/26	400	396
Ohio National Financial Services, Inc.,
5.80%, 1/24/30 (1)	2,095	2,017
Primerica, Inc.,
2.80%, 11/19/31	425	356
Progressive (The) Corp.,
3.70%, 3/15/52	974	816
Protective Life Corp.,
8.45%, 10/15/39	3,475	4,320
		14,290

FIXED INCOME FUNDS    116    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.2% continued
Leisure Facilities & Services – 0.5%
Genting New York LLC/GENNY Capital, Inc.,
3.30%, 2/15/26 (1)	$650	$583
Marriott International, Inc.,
3.13%, 6/15/26	600	572
Starbucks Corp.,
2.00%, 3/12/27	815	740
Yum! Brands, Inc.,
5.38%, 4/1/32	1,140	1,052
		2,947
Machinery – 0.4%
CNH Industrial Capital LLC,
1.88%, 1/15/26	2,285	2,071
Xylem, Inc.,
2.25%, 1/30/31	575	479
		2,550
Medical Equipment & Devices – 0.3%
Agilent Technologies, Inc.,
2.30%, 3/12/31	1,650	1,344
Alcon Finance Corp.,
2.60%, 5/27/30 (1)	750	638
Bio-Rad Laboratories, Inc.,
3.30%, 3/15/27	132	124
		2,106
Metals & Mining – 0.7%
Glencore Funding LLC,
1.63%, 4/27/26 (1)	1,240	1,097
3.88%, 10/27/27 (1)	630	596
Kaiser Aluminum Corp.,
4.63%, 3/1/28 (1)	1,795	1,494
Novelis Corp.,
4.75%, 1/30/30 (1)	1,000	831
		4,018
Oil & Gas Producers – 3.8%
Apache Corp.,
5.10%, 9/1/40	1,200	1,013
Boardwalk Pipelines L.P.,
4.80%, 5/3/29	482	467
BP Capital Markets America, Inc.,
1.75%, 8/10/30	470	385
3.00%, 3/17/52	1,120	807
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.2% continued
Oil & Gas Producers – 3.8%continued
Cheniere Corpus Christi Holdings LLC,
3.70%, 11/15/29	$590	$540
CrownRock L.P./CrownRock Finance, Inc.,
5.00%, 5/1/29 (1)	1,290	1,157
CVR Energy, Inc.,
5.75%, 2/15/28 (1)	1,995	1,779
Energy Transfer L.P.,
3.90%, 7/15/26	1,685	1,619
EOG Resources, Inc.,
4.38%, 4/15/30	1,120	1,124
EQM Midstream Partners L.P.,
6.50%, 7/15/48	2,160	1,647
Exxon Mobil Corp.,
4.23%, 3/19/40	635	600
ITT Holdings LLC,
6.50%, 8/1/29 (1)	2,560	2,048
Kinder Morgan, Inc.,
2.00%, 2/15/31	1,300	1,040
Marathon Petroleum Corp.,
3.80%, 4/1/28	392	371
MPLX L.P.,
4.13%, 3/1/27	700	677
4.50%, 4/15/38	700	614
Murphy Oil U.S.A., Inc.,
4.75%, 9/15/29	1,000	900
ONEOK, Inc.,
4.00%, 7/13/27	625	602
Ovintiv, Inc.,
6.50%, 8/15/34	1,235	1,289
Phillips 66,
2.15%, 12/15/30	500	408
Sabine Pass Liquefaction LLC,
4.50%, 5/15/30	490	470
SM Energy Co.,
5.63%, 6/1/25	1,665	1,573
Williams (The) Cos., Inc.,
3.50%, 10/15/51	400	298
WPX Energy, Inc.,
4.50%, 1/15/30	1,593	1,503
		22,931

NORTHERN FUNDS QUARTERLY REPORT     117    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.2% continued
Oil & Gas Services & Equipment – 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
3.14%, 11/7/29	$1,120	$1,012
Halliburton Co.,
2.92%, 3/1/30	400	353
5.00%, 11/15/45	300	275
NOV, Inc.,
3.60%, 12/1/29	440	395
		2,035
Publishing & Broadcasting – 0.6%
Lamar Media Corp.,
3.63%, 1/15/31	1,010	826
News Corp.,
3.88%, 5/15/29 (1)	880	760
5.13%, 2/15/32 (1)	630	558
TEGNA, Inc.,
5.00%, 9/15/29	1,850	1,750
		3,894
Real Estate Investment Trusts – 3.6%
American Campus Communities Operating Partnership L.P.,
2.85%, 2/1/30	1,044	991
American Tower Corp.,
3.13%, 1/15/27	885	821
AvalonBay Communities, Inc.,
2.30%, 3/1/30	250	215
Brixmor Operating Partnership L.P.,
4.05%, 7/1/30	600	541
Corporate Office Properties L.P.,
2.90%, 12/1/33	1,188	920
Crown Castle International Corp.,
1.05%, 7/15/26	1,200	1,038
EPR Properties,
4.50%, 4/1/25	1,500	1,471
4.50%, 6/1/27	2,215	2,005
Equinix, Inc.,
3.20%, 11/18/29	507	450
2.50%, 5/15/31	550	446
Essex Portfolio L.P.,
2.65%, 3/15/32	845	702
GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	395	317
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.2% continued
Real Estate Investment Trusts – 3.6%continued
Healthpeak Properties, Inc.,
3.25%, 7/15/26	$655	$631
Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	1,765	1,595
iStar, Inc.,
4.75%, 10/1/24	1,700	1,600
Kimco Realty Corp.,
2.70%, 10/1/30	500	430
3.20%, 4/1/32	782	683
Office Properties Income Trust,
2.65%, 6/15/26	1,090	926
Realty Income Corp.,
4.13%, 10/15/26	500	498
2.20%, 6/15/28	770	675
Safehold Operating Partnership L.P.,
2.85%, 1/15/32	594	477
SBA Communications Corp.,
3.13%, 2/1/29	1,150	941
Simon Property Group L.P.,
2.65%, 7/15/30	750	636
3.80%, 7/15/50	1,120	897
STORE Capital Corp.,
2.75%, 11/18/30	760	619
VICI Properties L.P.,
5.13%, 5/15/32	346	326
Welltower, Inc.,
2.75%, 1/15/32	620	516
3.85%, 6/15/32	327	298
		21,665
Retail - Consumer Staples – 0.1%
7-Eleven, Inc.,
1.80%, 2/10/31 (1)	395	308
Dollar Tree, Inc.,
3.38%, 12/1/51	590	419
		727
Retail - Discretionary – 0.6%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	430	365
Best Buy Co., Inc.,
1.95%, 10/1/30	640	508
Dick's Sporting Goods, Inc.,
4.10%, 1/15/52	431	287

FIXED INCOME FUNDS    118    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.2% continued
Retail - Discretionary – 0.6%continued
Genuine Parts Co.,
1.88%, 11/1/30	$770	$609
Lowe's Cos., Inc.,
4.25%, 4/1/52	355	307
Nordstrom, Inc.,
4.25%, 8/1/31	650	493
O'Reilly Automotive, Inc.,
4.70%, 6/15/32	317	316
Ross Stores, Inc.,
0.88%, 4/15/26	1,130	999
		3,884
Semiconductors – 0.7%
Broadcom, Inc.,
3.15%, 11/15/25	1,270	1,223
3.50%, 2/15/41 (1)	440	332
KLA Corp.,
4.95%, 7/15/52	1,849	1,860
Qorvo, Inc.,
3.38%, 4/1/31 (1)	610	480
Skyworks Solutions, Inc.,
1.80%, 6/1/26	175	155
		4,050
Software – 1.0%
Fortinet, Inc.,
1.00%, 3/15/26	360	316
2.20%, 3/15/31	750	607
Infor, Inc.,
1.75%, 7/15/25 (1)	865	800
Oracle Corp.,
3.65%, 3/25/41	785	585
3.95%, 3/25/51	592	435
Roper Technologies, Inc.,
3.80%, 12/15/26	456	445
2.00%, 6/30/30	690	556
VMware, Inc.,
1.80%, 8/15/28	720	598
4.70%, 5/15/30	1,130	1,090
Workday, Inc.,
3.70%, 4/1/29	445	416
		5,848
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.2% continued
Specialty Finance – 2.0%
Air Lease Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.08%), 4.65%, 6/15/26 (4) (5)	$1,305	$1,084
1.88%, 8/15/26	725	627
2.20%, 1/15/27	1,189	1,036
2.10%, 9/1/28	490	393
Ally Financial, Inc.,
2.20%, 11/2/28	537	437
GATX Corp.,
1.90%, 6/1/31	760	593
3.50%, 6/1/32	1,005	881
3.10%, 6/1/51	395	262
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	1,950	1,574
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 7/15/25 (1)	2,090	2,057
Starwood Property Trust, Inc.,
3.75%, 12/31/24 (1)	2,000	1,820
3.63%, 7/15/26 (1)	1,280	1,085
		11,849
Technology Hardware – 0.9%
Dell International LLC/EMC Corp.,
5.85%, 7/15/25	2,435	2,511
8.10%, 7/15/36	710	829
3.45%, 12/15/51 (1)	630	426
Jabil, Inc.,
1.70%, 4/15/26	1,025	918
Western Digital Corp.,
2.85%, 2/1/29	786	640
		5,324
Technology Services – 1.2%
Block, Inc.,
2.75%, 6/1/26 (1)	640	568
3.50%, 6/1/31 (1)	640	510
Equifax, Inc.,
3.10%, 5/15/30	575	505
Global Payments, Inc.,
2.90%, 5/15/30	1,000	844
International Business Machines Corp.,
2.20%, 2/9/27	200	185

NORTHERN FUNDS QUARTERLY REPORT     119    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.2% continued
Technology Services – 1.2%continued
Moody's Corp.,
4.25%, 2/1/29	$440	$435
3.75%, 2/25/52	392	320
PayPal Holdings, Inc.,
3.90%, 6/1/27	610	608
4.40%, 6/1/32	1,120	1,109
RELX Capital, Inc.,
4.75%, 5/20/32	683	694
S&P Global, Inc.,
2.90%, 3/1/32 (1)	1,120	998
Western Union (The) Co.,
2.75%, 3/15/31	580	475
		7,251
Telecommunications – 1.0%
AT&T, Inc.,
3.55%, 9/15/55	390	292
Level 3 Financing, Inc.,
4.63%, 9/15/27 (1)	1,850	1,577
T-Mobile U.S.A., Inc.,
1.50%, 2/15/26	2,100	1,898
3.40%, 10/15/52 (1)	615	454
3.60%, 11/15/60	425	310
3.60%, 11/15/60 (1)	620	452
Verizon Communications, Inc.,
2.10%, 3/22/28	580	515
2.55%, 3/21/31	710	607
		6,105
Tobacco & Cannabis – 0.6%
Altria Group, Inc.,
3.40%, 2/4/41	1,580	1,046
BAT Capital Corp.,
4.70%, 4/2/27	2,045	1,997
Philip Morris International, Inc.,
1.75%, 11/1/30	510	395
Reynolds American, Inc.,
5.85%, 8/15/45	586	492
		3,930
Transportation & Logistics – 1.0%
Burlington Northern Santa Fe LLC,
2.88%, 6/15/52	1,120	836
JB Hunt Transport Services, Inc.,
3.88%, 3/1/26	1,010	1,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 43.2% continued
Transportation & Logistics – 1.0%continued
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	$1,255	$1,233
Norfolk Southern Corp.,
3.70%, 3/15/53	392	322
Ryder System, Inc.,
4.30%, 6/15/27	410	404
Southwest Airlines Co.,
5.13%, 6/15/27	765	772
Union Pacific Corp.,
2.38%, 5/20/31	405	350
3.50%, 2/14/53	589	480
United Airlines Pass Through Trust, Series 2020-1, Class B,
4.88%, 1/15/26	780	741
		6,138
Total Corporate Bonds
(Cost $296,465)		261,083

FOREIGN ISSUER BONDS – 10.8%
Asset Management – 0.1%
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.75%, 5/12/28(1) (4)	820	811
Banking – 4.7%
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (4)	1,100	1,037
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (4)	800	763
Bank of Nova Scotia (The),
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 4.59%, 5/4/37 (4)	800	736
Barclays PLC,
(Variable, U.S. SOFR + 2.71%), 2.85%, 5/7/26 (4)	1,250	1,180
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (4) (5)	1,221	936

FIXED INCOME FUNDS    120    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.8% continued
Banking – 4.7%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.90%), 2.65%, 6/24/31 (4)	$1,120	$927
BNP Paribas S.A.,
(Variable, U.S. SOFR + 1.22%), 2.16%, 9/15/29 (1) (4)	630	527
(Variable, U.S. SOFR + 1.51%), 3.05%, 1/13/31 (1) (4)	470	406
BPCE S.A.,
3.50%, 10/23/27 (1)	575	532
(Variable, U.S. SOFR + 1.31%), 2.28%, 1/20/32 (1) (4)	637	504
Credit Agricole S.A.,
3.25%, 1/14/30 (1)	500	425
Deutsche Bank A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (4) (5)	1,800	1,553
(Variable, U.S. SOFR + 1.32%), 2.55%, 1/7/28 (4)	529	458
(Variable, U.S. SOFR + 2.76%), 3.73%, 1/14/32 (4)	920	692
(Variable, U.S. SOFR + 1.72%), 3.04%, 5/28/32 (4) (6)	1	—
HSBC Holdings PLC,
4.30%, 3/8/26	1,500	1,484
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.00%, 3/9/26 (4) (5)	545	457
(Variable, U.S. SOFR + 1.41%), 2.87%, 11/22/32 (4)	592	485
ING Groep N.V.,
(Variable, U.S. SOFR + 1.83%), 4.02%, 3/28/28 (4)	200	191
Intesa Sanpaolo S.p.A.,
3.88%, 1/12/28 (1)	810	749
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.60%), 4.20%, 6/1/32 (1) (4)	3,964	2,903
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (4)	800	757
Mitsubishi UFJ Financial Group, Inc.,
3.85%, 3/1/26	1,250	1,224
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.8% continued
Banking – 4.7%continued
Nationwide Building Society,
1.00%, 8/28/25 (1)	$2,100	$1,898
1.50%, 10/13/26 (1)	1,300	1,158
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (4) (5)	650	479
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 0.99%), 1.67%, 6/14/27 (4)	847	739
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.93%), 4.75%, 5/26/26 (1) (4) (5)	1,200	974
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 2.89%, 6/9/32 (1) (4) (6)	1	—
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.90%), 4.03%, 1/21/43 (1) (4)	1,223	865
Standard Chartered PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.46%, 1/14/27 (1) (4)	615	542
Sumitomo Mitsui Financial Group, Inc.,
2.13%, 7/8/30	400	329
UniCredit S.p.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 3.13%, 6/3/32 (1) (4)	2,031	1,585
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (4)	135	123
3.13%, 11/18/41	1,189	872
		28,490
Beverages – 0.2%
Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	629	558
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	845	656
		1,214

NORTHERN FUNDS QUARTERLY REPORT     121    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.8% continued
Biotechnology & Pharmaceuticals – 0.1%
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	$440	$423
Cable & Satellite – 0.5%
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	540	504
UPC Holding B.V.,
5.50%, 1/15/28 (1)	2,625	2,244
		2,748
Chemicals – 0.0%
Nutrien Ltd.,
4.00%, 12/15/26	300	297
Commercial Support Services – 0.2%
GFL Environmental, Inc.,
4.00%, 8/1/28(1)	1,355	1,118
E-Commerce Discretionary – 0.1%
Alibaba Group Holding Ltd.,
2.70%, 2/9/41	895	615
Food – 0.4%
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
6.50%, 4/15/29 (1)	637	641
5.50%, 1/15/30 (1)	1,575	1,490
		2,131
Forestry, Paper & Wood Products – 0.2%
Suzano Austria GmbH,
3.13%, 1/15/32	1,274	959
Institutional Financial Services – 0.7%
Credit Suisse Group A.G.,
(Variable, U.S. SOFR + 2.04%), 2.19%, 6/5/26 (1) (4)	2,225	2,017
(Variable, U.S. SOFR + 3.73%), 4.19%, 4/1/31 (1) (4)	482	427
(Variable, U.S. SOFR + 1.73%), 3.09%, 5/14/32 (1) (4)	1,227	976
LSEGA Financing PLC,
1.38%, 4/6/26 (1)	1,075	965
		4,385
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.8% continued
Insurance – 0.3%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, (100% Cash), 10/15/25(1) (7)	$2,146	$2,072
Internet Media & Services – 0.3%
Baidu, Inc.,
1.72%, 4/9/26	1,405	1,285
Prosus N.V.,
3.83%, 2/8/51 (1)	645	389
		1,674
Leisure Facilities & Services – 0.3%
Carnival Corp.,
4.00%, 8/1/28 (1)	1,940	1,591
Sands China Ltd.,
3.10%, 3/8/29 (1)	612	433
		2,024
Medical Equipment & Devices – 0.1%
Smith & Nephew PLC,
2.03%, 10/14/30	535	426
Metals & Mining – 0.0%
Barrick PD Australia Finance Pty. Ltd.,
5.95%, 10/15/39	250	263
Oil & Gas Producers – 0.6%
Enbridge, Inc.,
1.60%, 10/4/26	261	232
Qatar Energy,
3.13%, 7/12/41 (1)	123	96
Santos Finance Ltd.,
3.65%, 4/29/31 (1)	830	704
Suncor Energy, Inc.,
5.95%, 5/15/35	1,190	1,235
TotalEnergies Capital S.A.,
3.88%, 10/11/28	1,120	1,102
		3,369
Oil & Gas Services & Equipment – 0.1%
Schlumberger Investment S.A.,
2.65%, 6/26/30	400	352

FIXED INCOME FUNDS    122    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.8% continued
Semiconductors – 0.2%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
2.70%, 5/1/25	$410	$390
5.00%, 1/15/33	1,133	1,105
		1,495
Sovereign Government – 0.3%
Indonesia Government International Bond,
3.85%, 10/15/30	800	761
Peruvian Government International Bond,
2.84%, 6/20/30	600	522
Philippine Government International Bond,
3.75%, 1/14/29	375	364
		1,647
Specialty Finance – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	760	664
4.63%, 10/15/27	1,000	941
3.40%, 10/29/33	185	146
Aircastle Ltd.,
4.25%, 6/15/26	710	657
Avolon Holdings Funding Ltd.,
3.25%, 2/15/27 (1)	1,220	1,062
		3,470
Technology Hardware – 0.2%
Lenovo Group Ltd.,
3.42%, 11/2/30 (1)	425	362
Seagate HDD Cayman,
3.13%, 7/15/29	525	412
Xiaomi Best Time International Ltd.,
4.10%, 7/14/51 (1)	1,020	685
		1,459
Telecommunications – 0.6%
British Telecommunications PLC,
3.25%, 11/8/29 (1)	540	482
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	1,685	1,514
Orange S.A.,
5.38%, 1/13/42	250	258
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.8% continued
Telecommunications – 0.6%continued
Rogers Communications, Inc.,
2.90%, 11/15/26	$600	$567
Telefonica Emisiones S.A.,
4.10%, 3/8/27	1,000	979
		3,800
Transportation & Logistics – 0.0%
Canadian Pacific Railway Co.,
3.10%, 12/2/51	396	292
Total Foreign Issuer Bonds
(Cost $77,346)		65,534

U.S. GOVERNMENT AGENCIES – 22.9% (8)
Fannie Mae – 14.8%
Pool #535714,
7.50%, 1/1/31	10	11
Pool #545003,
8.00%, 5/1/31	1	1
Pool #545437,
7.00%, 2/1/32	22	24
Pool #545556,
7.00%, 4/1/32	12	13
Pool #555189,
7.00%, 12/1/32	84	90
Pool #581806,
7.00%, 7/1/31	37	39
Pool #585617,
7.00%, 5/1/31(9)	—	—
Pool #889641,
5.50%, 8/1/37	580	622
Pool #995802,
5.50%, 12/1/35	575	617
Pool #AB5209,
3.00%, 5/1/32	2,275	2,237
Pool #AB9546,
3.50%, 6/1/28	67	67
Pool #AD0248,
5.50%, 11/1/37	1,024	1,098
Pool #AD0494,
5.50%, 8/1/37	610	651
Pool #AD0925,
5.00%, 4/1/40	59	62
Pool #AK9457,
3.50%, 3/1/32	115	115

NORTHERN FUNDS QUARTERLY REPORT     123    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.9% (8)continued
Fannie Mae – 14.8%continued
Pool #AL3063,
3.50%, 1/1/28	$243	$243
Pool #AL5119,
4.00%, 4/1/34	976	995
Pool #AL7497,
3.50%, 9/1/40	1,185	1,166
Pool #AL8352,
3.00%, 10/1/44	2,447	2,338
Pool #AL8876,
3.00%, 10/1/44	352	338
Pool #AO2961,
4.00%, 5/1/42	188	189
Pool #AQ9360,
2.50%, 1/1/28	71	69
Pool #AS1991,
3.50%, 3/1/29	333	334
Pool #AS3655,
4.50%, 10/1/44	623	641
Pool #AS6520,
3.50%, 1/1/46	1,176	1,144
Pool #AS7088,
2.50%, 5/1/31	1,400	1,373
Pool #AS7568,
4.50%, 7/1/46	735	751
Pool #AS8576,
4.50%, 12/1/46	809	827
Pool #AS8984,
4.50%, 3/1/47	677	689
Pool #BH6175,
3.50%, 7/1/47	462	452
Pool #BJ0686,
4.00%, 4/1/48	582	582
Pool #BJ3524,
4.00%, 11/1/47	1,423	1,425
Pool #BM1761,
4.00%, 8/1/44	210	212
Pool #BM1762,
3.00%, 11/1/45	2,291	2,187
Pool #BM1901,
3.00%, 6/1/45	2,652	2,535
Pool #BM4056,
4.00%, 3/1/45	579	585
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.9% (8)continued
Fannie Mae – 14.8%continued
Pool #BM5168,
2.50%, 6/1/46	$585	$532
Pool #BM5969,
3.00%, 11/1/46	4,727	4,516
Pool #BM5984,
5.00%, 5/1/49	155	160
Pool #BM5996,
5.00%, 12/1/48	95	98
Pool #BP6499,
3.00%, 7/1/50	1,741	1,626
Pool #BP6675,
2.50%, 9/1/40	1,918	1,766
Pool #CA5700,
2.50%, 5/1/50	10,674	9,698
Pool #CA6422,
3.00%, 7/1/50	1,621	1,513
Pool #FM1303,
3.00%, 1/1/48	2,272	2,155
Pool #FM1438,
3.00%, 8/1/38	497	488
Pool #FM1472,
3.50%, 3/1/34	60	60
Pool #FM1572,
3.00%, 9/1/48	713	676
Pool #FM2671,
4.00%, 1/1/48	378	381
Pool #FM2921,
2.50%, 4/1/50	11,618	10,519
Pool #FM3173,
3.50%, 7/1/47	1,807	1,776
Pool #FM3201,
3.50%, 4/1/34	1,048	1,049
Pool #FM3266,
3.00%, 4/1/48	2,951	2,820
Pool #FM3727,
3.00%, 7/1/50	1,651	1,542
Pool #FM4491,
3.50%, 12/1/36	3,010	3,010
Pool #FM5383,
4.00%, 6/1/45	2,151	2,176
Pool #FS1251,
3.50%, 4/1/52	6,023	5,818

FIXED INCOME FUNDS    124    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.9% (8)continued
Fannie Mae – 14.8%continued
Pool #MA0878,
4.00%, 10/1/31	$460	$468
Pool #MA2522,
3.50%, 2/1/46	1,514	1,481
Pool #MA2642,
3.50%, 6/1/46	1,703	1,663
Pool #MA2864,
3.50%, 1/1/47	951	933
Pool #MA3004,
4.00%, 5/1/37	411	418
Pool #MA3088,
4.00%, 8/1/47	751	752
Pool #MA3183,
4.00%, 11/1/47	1,892	1,899
Pool #MA3184,
4.50%, 11/1/47	1,494	1,521
Pool #MA3211,
4.00%, 12/1/47	1,988	1,996
Pool #MA3448,
5.00%, 8/1/48	545	561
Pool #MA4186,
3.00%, 10/1/35	551	541
		89,334
Freddie Mac – 5.3%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	1,790	1,796
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	888	924
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 11.42% Cap), 2.05%, 9/1/37(3)	48	48
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.09%, 2.09% Floor, 11.34% Cap), 2.34%, 11/1/37(3)	99	99
Pool #RA3913,
2.50%, 11/1/50	10,642	9,712
Pool #RD5026,
3.00%, 4/1/30	539	532
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.9% (8)continued
Freddie Mac – 5.3%continued
Pool #SB0084,
3.00%, 2/1/32	$1,741	$1,732
Pool #SB0216,
3.00%, 12/1/32	653	651
Pool #SB0328,
3.00%, 6/1/34	1,420	1,408
Pool #SB8502,
2.00%, 8/1/35	7,638	7,145
Pool #SD0033,
3.00%, 12/1/47	813	771
Pool #ZK7457,
3.50%, 2/1/29	1,932	1,924
Pool #ZM4714,
3.50%, 11/1/47	1,761	1,721
Pool #ZM5332,
3.00%, 1/1/48	633	595
Pool #ZS4687,
2.50%, 11/1/46	590	534
Pool #ZT1333,
2.50%, 10/1/31	2,714	2,661
		32,253
Freddie Mac Gold – 1.3%
Pool #A87842,
4.50%, 8/1/39	216	223
Pool #C00910,
7.50%, 1/1/30	73	79
Pool #G07068,
5.00%, 7/1/41	320	337
Pool #G08731,
2.50%, 11/1/46	1,258	1,139
Pool #G15612,
3.50%, 12/1/29	71	72
Pool #G16396,
3.50%, 2/1/33	1,071	1,073
Pool #G18643,
2.50%, 5/1/32	95	94
Pool #G60948,
3.00%, 1/1/47	358	339
Pool #G61723,
3.50%, 1/1/43	108	107
Pool #Q15842,
3.00%, 2/1/43	1,651	1,579

NORTHERN FUNDS QUARTERLY REPORT     125    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.9% (8)continued
Freddie Mac Gold – 1.3%continued
Pool #Q42460,
4.00%, 6/1/46	$280	$282
Pool #Q44452,
3.00%, 11/1/46	2,451	2,319
Pool #Q63667,
4.50%, 5/1/49	343	347
		7,990
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	1,096	1,058
Government National Mortgage Association I – 0.2%
Pool #757013,
3.50%, 12/15/40	1,289	1,271
Government National Mortgage Association II – 1.1%
Pool #784801,
3.50%, 6/20/47	669	668
Pool #MA0089,
4.00%, 5/20/42	1,466	1,500
Pool #MA0782,
3.00%, 2/20/43	2,968	2,847
Pool #MA1996,
4.00%, 6/20/44	273	275
Pool #MA3666,
5.00%, 5/20/46	622	659
Pool #MA4008,
5.50%, 10/20/46	94	102
Pool #MA6870,
5.00%, 9/20/50	548	569
		6,620
Total U.S. Government Agencies
(Cost $147,461)		138,526

U.S. GOVERNMENT OBLIGATIONS – 16.9%
U.S. Treasury Bonds – 8.8%
3.25%, 5/15/42	43,770	42,717
2.88%, 5/15/52	11,616	10,971
		53,688
U.S. Treasury Notes – 6.1%
2.50%, 5/31/24	19,716	19,538
2.75%, 5/15/25	4,237	4,205
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 16.9%continued
U.S. Treasury Notes – 6.1%continued
2.63%, 5/31/27	$12,289	$12,057
2.88%, 5/15/32	1,116	1,103
		36,903
U.S. Treasury Strips – 2.0%
1.47%, 2/15/51(10)	29,423	11,941
Total U.S. Government Obligations
(Cost $108,491)		102,532

MUNICIPAL BONDS – 0.1%
Florida – 0.1%
Miami-Dade County Seaport Subordinate Taxable Revenue Refunding Bonds, Series B-3,
1.86%, 10/1/30	400	333
Total Municipal Bonds
(Cost $400)		333

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(11) (12)	1,076,232	$1,076
Total Investment Companies
(Cost $1,076)		1,076

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%
U.S. Treasury Bill, 1.12%, 10/6/22(10) (13)	$2,500	$2,488
	Total Short-Term Investments
	(Cost $2,493)	2,488

	Total Investments – 99.4%
	(Cost $664,406)	601,265
	Other Assets less Liabilities – 0.6%	3,785
	NET ASSETS – 100.0%	$605,050

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(3)	Variable or floating rate security. Rate as of June 30, 2022 is disclosed.

FIXED INCOME FUNDS    126    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2022.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	Value rounds to less than one thousand.
(7)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	Principal Amount and Value rounds to less than one thousand.
(10)	Discount rate at the time of purchase.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of June 30, 2022 is disclosed.
(13)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

S&P - Standard & Poor's

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
10-Year U.S. Treasury Note	(113)	$(13,394)	Short	09/22	$134
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
5-Year U.S. Treasury Note	(170)	$(19,083)	Short	10/22	$177
Ultra 10-Year U.S. Treasury Note	(134)	(17,068)	Short	09/22	226
Total					$537

NORTHERN FUNDS QUARTERLY REPORT     127    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued	June 30, 2022 (UNAUDITED)
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	4.9%
Corporate Bonds	43.2%
Foreign Issuer Bonds	10.8%
U.S. Government Agencies	22.9%
U.S. Government Obligations	16.9%
Municipal Bonds	0.1%
Investment Companies	0.2%
Short-Term Investments	0.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$29,693	$—	$29,693
Corporate Bonds(1)	—	261,083	—	261,083
Foreign Issuer Bonds(1)	—	65,534	—	65,534
U.S. Government Agencies(1)	—	138,526	—	138,526
U.S. Government Obligations(1)	—	102,532	—	102,532
Municipal Bonds	—	333	—	333
Investment Companies	1,076	—	—	1,076
Short-Term Investments	—	2,488	—	2,488
Total Investments	$1,076	$600,189	$—	$601,265
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$537	$—	$—	$537

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$4,641	$155,729	$159,294	$13	$1,076	1,076,232
FIXED INCOME FUNDS    128    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
HIGH YIELD FIXED INCOME FUND	June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 74.8%
Advertising & Marketing – 0.6%
Advantage Sales & Marketing, Inc.,
6.50%, 11/15/28 (1)	$9,000	$7,717
CMG Media Corp.,
8.88%, 12/15/27 (1)	11,350	8,967
Outfront Media Capital LLC/Outfront Media Capital Corp.,
4.25%, 1/15/29 (1)	4,500	3,585
		20,269
Aerospace & Defense – 0.9%
Howmet Aerospace, Inc.,
6.88%, 5/1/25	5,625	5,779
TransDigm, Inc.,
5.50%, 11/15/27	10,725	9,099
Triumph Group, Inc.,
8.88%, 6/1/24 (1)	4,275	4,306
7.75%, 8/15/25	16,750	12,897
		32,081
Asset Management – 0.9%
Advisor Group Holdings, Inc.,
10.75%, 8/1/27 (1)	11,875	11,743
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	9,350	8,283
4.38%, 2/1/29	8,025	6,485
NFP Corp.,
6.88%, 8/15/28 (1)	6,560	5,412
		31,923
Automotive – 2.7%
American Axle & Manufacturing, Inc.,
6.88%, 7/1/28	5,000	4,489
Dana, Inc.,
4.25%, 9/1/30	4,000	3,105
Ford Motor Co.,
9.63%, 4/22/30	3,825	4,265
4.75%, 1/15/43	4,250	3,027
Ford Motor Credit Co. LLC,
5.58%, 3/18/24	4,628	4,605
4.06%, 11/1/24	2,800	2,656
5.13%, 6/16/25	2,000	1,910
4.13%, 8/4/25	8,700	8,241
4.39%, 1/8/26	9,225	8,497
4.95%, 5/28/27	8,375	7,778
4.13%, 8/17/27	11,000	9,685
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Automotive – 2.7%continued
5.11%, 5/3/29	$8,318	$7,457
General Motors Financial Co., Inc.,
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 9/30/27 (2) (3)	11,975	10,029
Real Hero Merger Sub 2, Inc.,
6.25%, 2/1/29 (1)	7,750	5,878
Tenneco, Inc.,
7.88%, 1/15/29 (1)	2,200	2,126
5.13%, 4/15/29 (1)	8,000	7,530
		91,278
Beverages – 0.1%
Triton Water Holdings, Inc.,
6.25%, 4/1/29(1)	4,525	3,213
Biotechnology & Pharmaceuticals – 0.8%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	8,690	6,094
Horizon Therapeutics U.S.A., Inc.,
5.50%, 8/1/27 (1)	9,450	9,113
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	7,475	6,449
Par Pharmaceutical, Inc.,
7.50%, 4/1/27 (1)	8,813	6,698
		28,354
Cable & Satellite – 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	29,387	27,115
4.75%, 2/1/32 (1)	15,025	12,302
4.50%, 5/1/32	5,600	4,534
4.25%, 1/15/34 (1)	6,631	5,122
CSC Holdings LLC,
6.50%, 2/1/29 (1)	17,100	15,444
5.75%, 1/15/30 (1)	10,425	7,585
4.63%, 12/1/30 (1)	6,800	4,547
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	14,275	12,178
DISH DBS Corp.,
7.75%, 7/1/26	22,917	17,864
5.25%, 12/1/26 (1)	6,375	4,997
5.75%, 12/1/28 (1)	6,350	4,702

NORTHERN FUNDS QUARTERLY REPORT     129    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Cable & Satellite – 3.8%continued
GCI LLC,
4.75%, 10/15/28 (1)	$7,500	$6,498
Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 8/15/27 (1)	4,900	4,508
Radiate Holdco LLC/Radiate Finance, Inc.,
6.50%, 9/15/28 (1)	3,000	2,319
		129,715
Chemicals – 1.1%
ASP Unifrax Holdings, Inc.,
5.25%, 9/30/28 (1)	4,000	3,192
CVR Partners L.P./CVR Nitrogen Finance Corp.,
6.13%, 6/15/28 (1)	5,125	4,582
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	6,575	5,194
LSB Industries, Inc.,
6.25%, 10/15/28 (1)	6,450	5,692
LSF11 A5 HoldCo LLC,
6.63%, 10/15/29 (1)	7,925	6,677
Schweitzer-Mauduit International, Inc.,
6.88%, 10/1/26 (1)	10,575	9,412
WR Grace Holdings LLC,
5.63%, 8/15/29 (1)	5,325	3,920
		38,669
Commercial Support Services – 1.4%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	5,025	4,078
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26 (1)	5,775	5,299
6.00%, 6/1/29 (1)	4,733	3,437
APX Group, Inc.,
6.75%, 2/15/27 (1)	8,135	7,544
5.75%, 7/15/29 (1)	6,525	5,052
Covanta Holding Corp.,
5.00%, 9/1/30	8,125	6,633
Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	14,375	12,026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Commercial Support Services – 1.4%continued
ZipRecruiter, Inc.,
5.00%, 1/15/30 (1)	$5,450	$4,578
		48,647
Construction Materials – 0.6%
Eco Material Technologies, Inc.,
7.88%, 1/31/27 (1)	9,500	8,444
Standard Industries, Inc.,
3.38%, 1/15/31 (1)	6,325	4,665
Summit Materials LLC/Summit Materials Finance Corp.,
6.50%, 3/15/27 (1)	7,683	7,410
		20,519
Consumer Services – 0.4%
PROG Holdings, Inc.,
6.00%, 11/15/29 (1)	9,650	7,297
StoneMor, Inc.,
8.50%, 5/15/29 (1)	8,525	7,545
		14,842
Containers & Packaging – 0.8%
Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29 (1)	4,665	4,383
Graham Packaging Co., Inc.,
7.13%, 8/15/28 (1)	9,575	7,684
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (1)	6,997	6,105
Owens-Brockway Glass Container, Inc.,
6.63%, 5/13/27 (1)	4,535	4,232
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
4.38%, 10/15/28 (1)	5,475	4,654
		27,058
Electric Utilities – 1.2%
Calpine Corp.,
5.13%, 3/15/28	11,162	9,826
5.00%, 2/1/31 (1)	5,000	4,042
NRG Energy, Inc.,
5.75%, 1/15/28	11,045	10,039
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	4,955	4,311

FIXED INCOME FUNDS    130    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Electric Utilities – 1.2%continued
Vistra Operations Co. LLC,
5.63%, 2/15/27 (1)	$7,875	$7,405
4.38%, 5/1/29 (1)	6,500	5,438
		41,061
Electrical Equipment – 0.4%
WESCO Distribution, Inc.,
7.13%, 6/15/25 (1)	6,975	6,960
7.25%, 6/15/28 (1)	5,100	5,044
		12,004
Engineering & Construction – 0.5%
Brundage-Bone Concrete Pumping Holdings, Inc.,
6.00%, 2/1/26 (1)	9,000	7,622
Dycom Industries, Inc.,
4.50%, 4/15/29 (1)	5,325	4,649
VM Consolidated, Inc.,
5.50%, 4/15/29 (1)	5,175	4,127
		16,398
Entertainment Content – 0.7%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	22,150	11,433
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26 (1)	9,775	2,444
6.63%, 8/15/27 (1)	17,925	2,151
Univision Communications, Inc.,
4.50%, 5/1/29	5,900	4,938
7.38%, 6/30/30 (1)	1,775	1,735
		22,701
Food – 0.7%
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26	11,525	11,698
Post Holdings, Inc.,
4.50%, 9/15/31 (1)	6,150	5,030
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	8,575	7,249
		23,977
Forestry, Paper & Wood Products – 0.2%
Glatfelter Corp.,
4.75%, 11/15/29(1)	7,250	5,075
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Health Care Facilities & Services – 3.3%
AdaptHealth LLC,
6.13%, 8/1/28 (1)	$3,825	$3,383
5.13%, 3/1/30 (1)	6,275	5,289
CHS/Community Health Systems, Inc.,
6.88%, 4/15/29 (1)	6,725	4,338
6.13%, 4/1/30 (1)	9,450	5,764
5.25%, 5/15/30 (1)	13,600	10,335
DaVita, Inc.,
4.63%, 6/1/30 (1)	10,750	8,384
HCA, Inc.,
5.88%, 2/1/29	19,830	19,845
Legacy LifePoint Health LLC,
4.38%, 2/15/27 (1)	5,425	4,648
Molina Healthcare, Inc.,
3.88%, 5/15/32 (1)	3,500	2,935
Prime Healthcare Services, Inc.,
7.25%, 11/1/25 (1)	9,100	7,767
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (1)	4,350	3,987
10.00%, 4/15/27 (1)	7,125	6,902
Tenet Healthcare Corp.,
6.13%, 10/1/28 (1)	12,525	10,719
4.38%, 1/15/30 (1)	19,140	16,193
6.13%, 6/15/30 (1)	2,100	1,937
		112,426
Home & Office Products – 0.5%
CD&R Smokey Buyer, Inc.,
6.75%, 7/15/25 (1)	6,560	5,799
Newell Brands, Inc.,
5.63%, 4/1/36	13,250	11,477
		17,276
Home Construction – 1.5%
Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	8,600	6,622
Forestar Group, Inc.,
5.00%, 3/1/28 (1)	3,562	2,909
Interface, Inc,
5.50%, 12/1/28 (1)	5,000	4,236
KB Home,
7.25%, 7/15/30	5,900	5,590
LGI Homes, Inc.,
4.00%, 7/15/29 (1)	8,625	6,439

NORTHERN FUNDS QUARTERLY REPORT     131    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Home Construction – 1.5%continued
M/I Homes, Inc.,
3.95%, 2/15/30	$11,900	$8,938
MIWD Holdco II LLC/MIWD Finance Corp.,
5.50%, 2/1/30 (1)	3,375	2,716
PGT Innovations, Inc.,
4.38%, 10/1/29 (1)	13,290	10,479
Taylor Morrison Communities, Inc.,
5.13%, 8/1/30 (1)	6,000	4,983
		52,912
Household Products – 0.2%
Edgewell Personal Care Co.,
5.50%, 6/1/28 (1)	3,000	2,730
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
5.00%, 12/31/26 (1)	5,175	4,424
		7,154
Industrial Intermediate Products – 0.4%
Anagram International, Inc./Anagram Holdings LLC,
10.00%, 8/15/26 (1) (4)	2,443	2,510
FXI Holdings, Inc.,
12.25%, 11/15/26 (1)	12,525	11,140
		13,650
Industrial Support Services – 0.9%
Ahern Rentals, Inc.,
7.38%, 5/15/23 (1)	9,675	7,450
APi Group DE, Inc.,
4.13%, 7/15/29 (1)	4,700	3,733
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	5,275	4,418
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 (1)	9,175	7,271
Resideo Funding, Inc.,
4.00%, 9/1/29 (1)	9,885	7,714
		30,586
Institutional Financial Services – 0.9%
Aretec Escrow Issuer, Inc.,
7.50%, 4/1/29 (1)	7,950	6,775
Armor Holdco, Inc.,
8.50%, 11/15/29 (1)	7,175	5,932
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Institutional Financial Services – 0.9%continued
Coinbase Global, Inc.,
3.63%, 10/1/31 (1)	$9,700	$5,447
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	13,700	12,193
		30,347
Insurance – 0.8%
AmWINS Group, Inc.,
4.88%, 6/30/29 (1)	9,000	7,371
NMI Holdings, Inc.,
7.38%, 6/1/25 (1)	6,200	6,076
Ryan Specialty Group LLC,
4.38%, 2/1/30 (1)	8,975	7,808
USI, Inc.,
6.88%, 5/1/25 (1)	5,254	5,070
		26,325
Internet Media & Services – 1.1%
Endurance International Group Holdings, Inc.,
6.00%, 2/15/29 (1)	6,225	4,492
GrubHub Holdings, Inc.,
5.50%, 7/1/27 (1)	6,850	4,773
Millennium Escrow Corp.,
6.63%, 8/1/26 (1)	5,650	4,560
TripAdvisor, Inc.,
7.00%, 7/15/25 (1)	9,235	8,940
Twitter, Inc.,
5.00%, 3/1/30 (1)	3,950	3,748
Uber Technologies, Inc.,
6.25%, 1/15/28 (1)	10,825	10,011
		36,524
Leisure Facilities & Services – 4.6%
Affinity Gaming,
6.88%, 12/15/27 (1)	6,000	5,040
AMC Entertainment Holdings, Inc.,
10.00%, 6/15/26 (1)	7,850	5,212
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	6,065	5,252
Caesars Entertainment, Inc.,
6.25%, 7/1/25 (1)	7,100	6,843
8.13%, 7/1/27 (1)	5,975	5,773
4.63%, 10/15/29 (1)	9,850	7,658

FIXED INCOME FUNDS    132    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Leisure Facilities & Services – 4.6%continued
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.75%, 7/1/25 (1)	$8,250	$7,890
Carrols Restaurant Group, Inc.,
5.88%, 7/1/29 (1)	6,050	4,417
Everi Holdings, Inc.,
5.00%, 7/15/29 (1)	8,275	6,992
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29 (1)	3,850	3,282
6.75%, 1/15/30 (1)	8,825	6,773
Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	5,290	4,228
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	8,300	5,685
Hilton Domestic Operating Co., Inc.,
5.75%, 5/1/28 (1)	7,900	7,512
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	6,100	5,158
Lindblad Expeditions LLC,
6.75%, 2/15/27 (1)	11,425	9,797
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	6,450	5,257
Penn National Gaming, Inc.,
4.13%, 7/1/29 (1)	4,500	3,415
Powdr Corp.,
6.00%, 8/1/25 (1)	12,937	12,840
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.88%, 9/1/31 (1)	3,250	2,256
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/1/26 (1)	4,650	4,069
Scientific Games Holdings L.P./Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	4,025	3,421
Scientific Games International, Inc.,
7.00%, 5/15/28 (1)	11,103	10,419
Station Casinos LLC,
4.50%, 2/15/28 (1)	5,450	4,603
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Leisure Facilities & Services – 4.6%continued
Travel + Leisure Co.,
6.63%, 7/31/26 (1)	$6,475	$6,139
Yum! Brands, Inc.,
5.38%, 4/1/32	9,250	8,534
		158,465
Leisure Products – 0.3%
Thor Industries, Inc.,
4.00%, 10/15/29 (1)	10,250	8,118
Vista Outdoor, Inc.,
4.50%, 3/15/29 (1)	4,550	3,481
		11,599
Machinery – 0.8%
Amsted Industries, Inc.,
5.63%, 7/1/27 (1)	5,850	5,499
GrafTech Finance, Inc.,
4.63%, 12/15/28 (1)	6,600	5,343
Madison IAQ LLC,
4.13%, 6/30/28 (1)	7,150	5,905
5.88%, 6/30/29 (1)	5,075	3,889
Titan International, Inc.,
7.00%, 4/30/28	8,075	7,586
		28,222
Medical Equipment & Devices – 0.3%
Medline Borrower L.P.,
5.25%, 10/1/29(1)	12,300	10,102
Metals & Mining – 0.9%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
7.50%, 5/1/25 (1)	5,792	5,722
Arconic Corp.,
6.13%, 2/15/28 (1)	6,050	5,649
Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	6,005	4,160
Joseph T Ryerson & Son, Inc.,
8.50%, 8/1/28 (1)	3,546	3,662
Kaiser Aluminum Corp.,
4.50%, 6/1/31 (1)	7,100	5,374
Novelis Corp.,
4.75%, 1/30/30 (1)	5,650	4,696
		29,263

NORTHERN FUNDS QUARTERLY REPORT     133    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Oil & Gas Producers – 12.6%
Antero Resources Corp.,
8.38%, 7/15/26 (1)	$2,997	$3,169
Apache Corp.,
4.25%, 1/15/30	4,000	3,545
5.10%, 9/1/40	11,575	9,774
Berry Petroleum Co. LLC,
7.00%, 2/15/26 (1)	14,600	12,848
California Resources Corp.,
7.13%, 2/1/26 (1)	6,925	6,772
Cheniere Energy Partners L.P.,
3.25%, 1/31/32 (1)	4,525	3,563
CITGO Petroleum Corp.,
7.00%, 6/15/25 (1)	11,480	11,107
Colgate Energy Partners III LLC,
5.88%, 7/1/29 (1)	5,975	5,236
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	5,050	4,522
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
5.63%, 5/1/27 (1)	11,246	10,009
CrownRock L.P./CrownRock Finance, Inc.,
5.00%, 5/1/29 (1)	4,425	3,969
CVR Energy, Inc.,
5.75%, 2/15/28 (1)	9,040	8,061
DCP Midstream Operating L.P.,
5.63%, 7/15/27	9,708	9,261
5.13%, 5/15/29	4,550	4,095
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28 (1)	3,375	3,038
Earthstone Energy Holdings LLC,
8.00%, 4/15/27 (1)	6,625	6,269
Endeavor Energy Resources L.P./EER Finance, Inc.,
6.63%, 7/15/25 (1)	5,000	5,025
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.75%, 4/15/26 (1)	5,226	5,287
EnLink Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.00%, 12/15/22 (2) (3)	9,809	6,543
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Oil & Gas Producers – 12.6%continued
EQM Midstream Partners L.P.,
6.00%, 7/1/25 (1)	$3,212	$3,079
7.50%, 6/1/30 (1)	4,110	3,948
4.75%, 1/15/31 (1)	4,225	3,369
EQT Corp.,
7.50%, 2/1/30	5,914	6,348
FTAI Infra Escrow Holdings LLC,
10.50%, 6/1/27 (1)	8,550	8,087
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 1/15/27	4,750	4,204
Global Partners L.P./GLP Finance Corp.,
6.88%, 1/15/29	5,800	4,908
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	4,110	3,860
Hess Midstream Operations L.P.,
5.50%, 10/15/30 (1)	7,150	6,417
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	8,242	7,768
Holly Energy Partners L.P./Holly Energy Finance Corp.,
5.00%, 2/1/28 (1)	5,325	4,561
ITT Holdings LLC,
6.50%, 8/1/29 (1)	9,300	7,440
Laredo Petroleum, Inc.,
9.50%, 1/15/25	11,240	11,144
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/28/25 (1)	6,802	6,702
Murphy Oil Corp.,
6.38%, 7/15/28	6,550	6,109
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 2/1/26 (1)	9,175	8,258
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/1/23	12,882	11,658
7.50%, 4/15/26	6,625	4,954
Northern Oil and Gas, Inc.,
8.13%, 3/1/28 (1)	4,535	4,274
NuStar Logistics L.P.,
6.00%, 6/1/26	6,080	5,685

FIXED INCOME FUNDS    134    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Oil & Gas Producers – 12.6%continued
Occidental Petroleum Corp.,
6.95%, 7/1/24	$4,625	$4,764
8.00%, 7/15/25	3,950	4,157
5.55%, 3/15/26	13,550	13,456
3.40%, 4/15/26	10,420	9,482
3.50%, 8/15/29	15,375	13,734
6.63%, 9/1/30	23,475	24,179
6.13%, 1/1/31	3,750	3,800
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	12,125	10,277
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	10,916	10,752
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (2) (3)	12,100	8,591
Range Resources Corp.,
8.25%, 1/15/29	5,800	5,913
4.75%, 2/15/30 (1)	3,700	3,318
Rattler Midstream L.P.,
5.63%, 7/15/25 (1)	7,325	7,322
SM Energy Co.,
5.63%, 6/1/25	12,210	11,538
Southwestern Energy Co.,
5.95%, 1/23/25	12,663	12,510
5.38%, 2/1/29	7,650	7,096
Sunoco L.P./Sunoco Finance Corp.,
4.50%, 4/30/30 (1)	5,375	4,340
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
4.00%, 1/15/32	6,725	5,755
Venture Global Calcasieu Pass LLC,
4.13%, 8/15/31 (1)	9,525	8,139
Western Midstream Operating L.P.,
4.75%, 8/15/28	9,190	8,396
4.55%, 2/1/30	3,385	2,928
5.45%, 4/1/44	7,110	5,909
		431,222
Oil & Gas Services & Equipment – 0.5%
Nabors Industries, Inc.,
7.38%, 5/15/27 (1)	3,075	2,921
Oceaneering International, Inc.,
6.00%, 2/1/28	9,045	7,972
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Oil & Gas Services & Equipment – 0.5%continued
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 4/1/26	$8,466	$7,702
		18,595
Publishing & Broadcasting – 3.1%
Audacy Capital Corp.,
6.75%, 3/31/29 (1)	5,575	2,969
Beasley Mezzanine Holdings LLC,
8.63%, 2/1/26 (1)	15,100	11,325
Clear Channel Outdoor Holdings, Inc.,
5.13%, 8/15/27 (1)	7,725	6,522
7.75%, 4/15/28 (1)	4,800	3,492
7.50%, 6/1/29 (1)	4,200	3,020
Cumulus Media New Holdings, Inc.,
6.75%, 7/1/26 (1)	9,285	8,554
Gannett Holdings LLC,
6.00%, 11/1/26 (1)	4,900	4,104
Gray Escrow II, Inc.,
5.38%, 11/15/31 (1)	8,450	6,770
Gray Television, Inc.,
7.00%, 5/15/27 (1)	7,450	7,171
iHeartCommunications, Inc.,
8.38%, 5/1/27	4,950	3,934
5.25%, 8/15/27 (1)	5,500	4,707
McGraw-Hill Education, Inc.,
5.75%, 8/1/28 (1)	6,150	5,266
Nexstar Media, Inc.,
5.63%, 7/15/27 (1)	6,500	5,931
Sinclair Television Group, Inc.,
4.13%, 12/1/30 (1)	6,475	5,136
TEGNA, Inc.,
5.00%, 9/15/29	11,129	10,526
Townsquare Media, Inc.,
6.88%, 2/1/26 (1)	9,434	8,403
Urban One, Inc.,
7.38%, 2/1/28 (1)	11,425	9,783
		107,613
Real Estate Investment Trusts – 2.3%
American Finance Trust, Inc./American Finance Operating Partner L.P.,
4.50%, 9/30/28 (1)	8,000	6,280

NORTHERN FUNDS QUARTERLY REPORT     135    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Real Estate Investment Trusts – 2.3%continued
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1)	$8,150	$6,758
Diversified Healthcare Trust,
4.38%, 3/1/31	7,247	4,928
HAT Holdings I LLC/HAT Holdings II LLC,
6.00%, 4/15/25 (1)	8,125	7,780
IIP Operating Partnership L.P.,
5.50%, 5/25/26	5,525	5,007
Iron Mountain, Inc.,
4.88%, 9/15/29 (1)	11,814	10,041
5.25%, 7/15/30 (1)	10,700	9,303
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
4.88%, 5/15/29 (1)	4,350	3,735
RHP Hotel Properties L.P./RHP Finance Corp.,
4.50%, 2/15/29 (1)	2,775	2,353
Service Properties Trust,
5.50%, 12/15/27	10,795	8,744
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
7.88%, 2/15/25 (1)	6,100	5,886
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
6.50%, 2/15/29 (1)	4,700	3,443
XHR L.P.,
6.38%, 8/15/25 (1)	3,025	2,917
		77,175
Real Estate Owners & Developers – 0.1%
Kennedy-Wilson, Inc.,
5.00%, 3/1/31	6,000	4,650
Retail - Discretionary – 4.0%
Academy Ltd.,
6.00%, 11/15/27 (1)	8,620	7,877
Asbury Automotive Group, Inc.,
5.00%, 2/15/32 (1)	7,750	6,336
At Home Group, Inc.,
4.88%, 7/15/28 (1)	5,725	4,151
Bath & Body Works, Inc.,
9.38%, 7/1/25 (1)	1,700	1,725
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Retail - Discretionary – 4.0%continued
5.25%, 2/1/28	$3,100	$2,615
6.63%, 10/1/30 (1)	6,125	5,290
6.75%, 7/1/36	10,925	8,739
Carvana Co.,
5.88%, 10/1/28 (1)	5,250	3,333
Group 1 Automotive, Inc.,
4.00%, 8/15/28 (1)	3,175	2,654
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	5,445	4,439
LBM Acquisition LLC,
6.25%, 1/15/29 (1)	4,275	2,752
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	4,025	3,063
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 2/15/26 (1)	13,075	11,070
Macy's Retail Holdings LLC,
5.88%, 3/15/30 (1)	4,100	3,440
4.50%, 12/15/34	7,725	5,501
Metis Merger Sub LLC,
6.50%, 5/15/29 (1)	6,925	5,503
Michaels (The) Cos., Inc.,
5.25%, 5/1/28 (1)	4,525	3,557
7.88%, 5/1/29 (1)	9,525	6,277
NMG Holding Co., Inc./Neiman Marcus Group LLC,
7.13%, 4/1/26 (1)	4,650	4,285
Party City Holdings, Inc.,
(Floating, ICE LIBOR USD 6M + 5.00%), 5.75%, 7/15/25 (1) (5)	4,089	2,801
Patrick Industries, Inc.,
7.50%, 10/15/27 (1)	7,025	6,498
4.75%, 5/1/29 (1)	4,750	3,535
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (1)	1,925	1,666
7.75%, 2/15/29 (1)	5,075	4,570
Sonic Automotive, Inc.,
4.63%, 11/15/29 (1)	3,100	2,402
4.88%, 11/15/31 (1)	3,975	2,990
Staples, Inc.,
7.50%, 4/15/26 (1)	14,896	12,347
Victoria's Secret & Co.,
4.63%, 7/15/29 (1)	8,000	6,028

FIXED INCOME FUNDS    136    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Retail - Discretionary – 4.0%continued
White Cap Buyer LLC,
6.88%, 10/15/28 (1)	$3,825	$3,060
		138,504
Semiconductors – 0.2%
II-VI, Inc.,
5.00%, 12/15/29(1)	6,286	5,484
Software – 1.4%
Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	8,280	7,071
Central Parent, Inc./Central Merger Sub, Inc.,
7.25%, 6/15/29 (1)	4,125	3,970
Condor Merger Sub, Inc.,
7.38%, 2/15/30 (1)	2,925	2,377
Consensus Cloud Solutions, Inc.,
6.00%, 10/15/26 (1)	3,350	2,882
6.50%, 10/15/28 (1)	4,800	3,961
LogMeIn, Inc,
5.50%, 9/1/27 (1)	7,950	5,535
MicroStrategy, Inc.,
6.13%, 6/15/28 (1)	6,425	5,117
Open Text Holdings, Inc.,
4.13%, 2/15/30 (1)	7,400	6,401
Rocket Software, Inc.,
6.50%, 2/15/29 (1)	13,850	10,011
		47,325
Specialty Finance – 6.0%
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (2) (3)	5,575	4,421
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 5/15/28 (2) (3)	2,150	1,586
Burford Capital Global Finance LLC,
6.88%, 4/15/30 (1)	10,350	9,096
Credit Acceptance Corp.,
6.63%, 3/15/26	9,263	8,673
Curo Group Holdings Corp.,
7.50%, 8/1/28 (1)	13,110	8,229
Discover Financial Services,
(Variable, ICE LIBOR USD 3M + 3.08%), 5.50%, 10/30/27 (2) (3)	8,825	6,883
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Specialty Finance – 6.0%continued
Enova International, Inc.,
8.50%, 9/15/25 (1)	$12,950	$11,263
Finance of America Funding LLC,
7.88%, 11/15/25 (1)	5,255	4,159
FirstCash, Inc.,
4.63%, 9/1/28 (1)	8,400	7,254
5.63%, 1/1/30 (1)	7,875	6,800
Fortress Transportation and Infrastructure Investors LLC,
9.75%, 8/1/27 (1)	10,375	10,140
Freedom Mortgage Corp.,
8.13%, 11/15/24 (1)	10,848	9,358
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28 (1)	11,250	9,253
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	16,700	14,612
JPR Royalty Sub LLC,
14.00%, 9/1/20 (1) (6) (7) (8)	8,000	—
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	13,000	10,495
LFS Topco LLC,
5.88%, 10/15/26 (1)	10,235	8,086
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (1)	5,050	4,343
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27 (1)	5,875	5,096
Navient Corp.,
5.00%, 3/15/27	14,100	11,598
OneMain Finance Corp.,
6.88%, 3/15/25	5,175	4,905
5.38%, 11/15/29	15,725	12,743
4.00%, 9/15/30	2,900	2,150
PennyMac Financial Services, Inc.,
5.75%, 9/15/31 (1)	3,060	2,282
PRA Group, Inc.,
7.38%, 9/1/25 (1)	10,075	9,798
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	5,197	4,677
Starwood Property Trust, Inc.,
3.63%, 7/15/26 (1)	4,450	3,771

NORTHERN FUNDS QUARTERLY REPORT     137    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Specialty Finance – 6.0%continued
United Wholesale Mortgage LLC,
5.50%, 4/15/29 (1)	$3,300	$2,527
Voyager Aviation Holdings LLC,
8.50%, 5/9/26 (1) (6)	5,679	5,145
World Acceptance Corp.,
7.00%, 11/1/26 (1)	7,975	5,702
		205,045
Steel – 0.6%
Carpenter Technology Corp.,
6.38%, 7/15/28	6,575	5,869
Cleveland-Cliffs, Inc.,
4.88%, 3/1/31 (1)	2,800	2,469
Commercial Metals Co.,
3.88%, 2/15/31	5,550	4,439
TMS International Corp.,
6.25%, 4/15/29 (1)	3,600	2,606
United States Steel Corp.,
6.88%, 3/1/29	4,150	3,621
		19,004
Technology Hardware – 2.5%
Avaya, Inc.,
6.13%, 9/15/28 (1)	7,775	5,073
CommScope, Inc.,
6.00%, 3/1/26 (1)	3,050	2,809
7.13%, 7/1/28 (1)	5,500	4,180
Imola Merger Corp.,
4.75%, 5/15/29 (1)	5,050	4,225
Likewize Corp.,
9.75%, 10/15/25 (1)	10,200	9,654
Maxar Technologies, Inc.,
7.75%, 6/15/27 (1)	15,325	15,180
NCR Corp.,
6.13%, 9/1/29 (1)	11,990	10,370
Plantronics, Inc.,
4.75%, 3/1/29 (1)	11,500	11,443
TTM Technologies, Inc.,
4.00%, 3/1/29 (1)	6,400	5,382
Viasat, Inc.,
5.63%, 4/15/27 (1)	9,425	8,149
6.50%, 7/15/28 (1)	7,775	5,356
Viavi Solutions, Inc.,
3.75%, 10/1/29 (1)	4,925	4,125
		85,946
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Technology Services – 1.5%
Acuris Finance U.S., Inc./Acuris Finance S.a.r.l.,
5.00%, 5/1/28 (1)	$5,900	$4,896
Ahead DB Holdings LLC,
6.63%, 5/1/28 (1)	2,750	2,280
CPI Acquisition, Inc.,
8.63%, 3/15/26 (1)	8,184	7,734
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	9,250	8,094
Sabre GLBL, Inc.,
9.25%, 4/15/25 (1)	7,075	6,817
7.38%, 9/1/25 (1)	5,900	5,472
Unisys Corp.,
6.88%, 11/1/27 (1)	6,305	5,505
Vericast Corp.,
11.00%, 9/15/26 (1)	4,850	4,653
Virtusa Corp.,
7.13%, 12/15/28 (1)	8,020	6,444
		51,895
Telecommunications – 3.2%
Cablevision Lightpath LLC,
5.63%, 9/15/28 (1)	3,800	2,973
Consolidated Communications, Inc.,
6.50%, 10/1/28 (1)	4,392	3,736
Frontier Communications Holdings LLC,
5.88%, 10/15/27 (1)	8,975	8,069
6.75%, 5/1/29 (1)	9,200	7,567
8.75%, 5/15/30 (1)	4,175	4,221
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	6,030	5,352
Level 3 Financing, Inc.,
4.63%, 9/15/27 (1)	11,225	9,569
3.75%, 7/15/29 (1)	7,825	6,050
Lumen Technologies, Inc.,
5.13%, 12/15/26 (1)	7,500	6,314
4.00%, 2/15/27 (1)	2,675	2,262
4.50%, 1/15/29 (1)	9,425	7,016
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.,
6.00%, 2/15/28 (1)	8,000	5,749
Sprint Capital Corp.,
6.88%, 11/15/28	14,353	15,092
8.75%, 3/15/32	12,700	15,284

FIXED INCOME FUNDS    138    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.8% continued
Telecommunications – 3.2%continued
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 8/15/28 (1)	$9,125	$7,346
Zayo Group Holdings, Inc.,
6.13%, 3/1/28 (1)	6,150	4,441
		111,041
Tobacco & Cannabis – 0.2%
Vector Group Ltd.,
5.75%, 2/1/29(1)	8,850	7,369
Transportation & Logistics – 2.0%
American Airlines Group, Inc.,
3.75%, 3/1/25 (1)	11,708	9,864
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	13,600	12,403
Delta Air Lines, Inc.,
7.00%, 5/1/25 (1)	7,950	8,047
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	9,125	7,298
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	8,350	8,206
United Airlines, Inc.,
4.38%, 4/15/26 (1)	5,775	5,089
4.63%, 4/15/29 (1)	5,350	4,538
Western Global Airlines LLC,
10.38%, 8/15/25 (1)	13,400	12,898
		68,343
Transportation Equipment – 0.3%
Allison Transmission, Inc.,
5.88%, 6/1/29 (1)	6,775	6,301
Meritor, Inc.,
6.25%, 6/1/25 (1)	5,385	5,522
		11,823
Total Corporate Bonds
(Cost $3,039,684)		2,563,669

FOREIGN ISSUER BONDS – 18.8%
Aerospace & Defense – 0.9%
Bombardier, Inc.,
7.50%, 12/1/24 (1)	5,796	5,448
6.00%, 2/15/28 (1)	7,325	5,489
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 18.8% continued
Aerospace & Defense – 0.9%continued
Rolls-Royce PLC,
5.75%, 10/15/27 (1)	$9,475	$8,540
TransDigm UK Holdings PLC,
6.88%, 5/15/26	13,000	12,123
		31,600
Automotive – 0.2%
IHO Verwaltungs GmbH,
6.00%, (100% Cash), 5/15/27(1) (4)	9,400	8,366
Banking – 1.3%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.67%), 8.00%, 6/15/24 (2) (3)	11,075	10,881
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (2) (3)	5,750	4,410
BNP Paribas S.A.,
(Variable, USD Swap 5Y + 5.15%), 7.38%, 8/19/25 (1) (2) (3)	6,450	6,385
Credit Agricole S.A.,
(Variable, USD Swap 5Y + 4.90%), 7.88%, 1/23/24 (1) (2) (3)	5,168	5,097
Deutsche Bank A.G.,
(Variable, USD Swap 5Y + 5.00%), 7.50%, 4/30/25 (2) (3)	6,125	5,559
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (2) (3)	4,950	4,269
ING Groep N.V.,
(Variable, USD Swap 5Y + 4.45%), 6.50%, 4/16/25 (2) (3)	3,546	3,338
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (2) (3)	4,450	3,276
		43,215
Biotechnology & Pharmaceuticals – 1.2%
Bausch Health Cos., Inc.,
6.13%, 2/1/27 (1)	4,200	3,570
5.00%, 1/30/28 (1)	6,500	3,461
4.88%, 6/1/28 (1)	6,650	5,204
7.25%, 5/30/29 (1)	4,750	2,577
5.25%, 1/30/30 (1)	13,725	7,091

NORTHERN FUNDS QUARTERLY REPORT     139    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 18.8% continued
Biotechnology & Pharmaceuticals – 1.2%continued
Cheplapharm Arzneimittel GmbH,
5.50%, 1/15/28 (1)	$9,075	$7,582
Teva Pharmaceutical Finance Netherlands III B.V.,
7.13%, 1/31/25	7,625	7,432
6.75%, 3/1/28	4,780	4,451
		41,368
Cable & Satellite – 1.0%
Altice Financing S.A.,
5.00%, 1/15/28 (1)	8,850	7,132
5.75%, 8/15/29 (1)	10,550	8,466
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	7,263	6,775
VTR Comunicaciones S.p.A.,
4.38%, 4/15/29 (1)	3,425	2,342
Ziggo Bond Co. B.V.,
6.00%, 1/15/27 (1)	11,020	9,753
		34,468
Chemicals – 0.6%
Diamond BC B.V.,
4.63%, 10/1/29 (1)	5,775	4,618
EverArc Escrow S.a.r.l.,
5.00%, 10/30/29 (1)	6,575	5,535
Methanex Corp.,
5.13%, 10/15/27	6,375	5,626
Nufarm Australia Ltd./Nufarm Americas, Inc.,
5.00%, 1/27/30 (1)	5,600	4,732
SPCM S.A.,
3.38%, 3/15/30 (1)	1,700	1,330
		21,841
Containers & Packaging – 0.2%
ARD Finance S.A.,
6.50%, (100% Cash), 6/30/27(1) (4)	9,175	6,806
Electric Utilities – 0.3%
Drax Finco PLC,
6.63%, 11/1/25(1)	10,102	9,852
Electrical Equipment – 0.1%
TK Elevator Holdco GmbH,
7.63%, 7/15/28(1)	4,825	4,330
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 18.8% continued
Food – 0.5%
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
6.50%, 4/15/29 (1)	$1,772	$1,782
5.50%, 1/15/30 (1)	6,000	5,678
Minerva Luxembourg S.A.,
4.38%, 3/18/31 (1)	5,200	4,156
Sigma Holdco B.V.,
7.88%, 5/15/26	6,630	3,765
		15,381
Home Construction – 0.1%
Empire Communities Corp.,
7.00%, 12/15/25(1)	6,325	4,997
Insurance – 0.6%
Ardonagh Midco 2 PLC,
11.50%, 1/15/27 (1) (4)	11,288	11,759
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, (100% Cash), 10/15/25 (1) (4)	9,820	9,481
		21,240
Leisure Facilities & Services – 2.7%
1011778 B.C. ULC/New Red Finance, Inc.,
4.00%, 10/15/30 (1)	7,025	5,638
Carnival Corp.,
7.63%, 3/1/26 (1)	8,975	6,951
5.75%, 3/1/27 (1)	12,325	8,902
4.00%, 8/1/28 (1)	3,225	2,645
International Game Technology PLC,
5.25%, 1/15/29 (1)	10,525	9,530
Melco Resorts Finance Ltd.,
5.63%, 7/17/27 (1)	11,325	7,589
NCL Corp. Ltd.,
5.88%, 3/15/26 (1)	6,400	5,023
5.88%, 2/15/27 (1)	6,425	5,493
NCL Finance Ltd.,
6.13%, 3/15/28 (1)	3,850	2,801
Royal Caribbean Cruises Ltd.,
9.13%, 6/15/23 (1)	7,250	7,170
4.25%, 7/1/26 (1)	2,450	1,740
5.50%, 8/31/26 (1)	5,075	3,768

FIXED INCOME FUNDS    140    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 18.8% continued
Leisure Facilities & Services – 2.7%continued
Studio City Finance Ltd.,
5.00%, 1/15/29 (1)	$4,975	$2,564
Viking Cruises Ltd.,
13.00%, 5/15/25 (1)	4,865	4,986
5.88%, 9/15/27 (1)	11,176	8,349
Wynn Macau Ltd.,
5.50%, 10/1/27 (1)	11,982	7,756
		90,905
Machinery – 0.2%
Husky III Holding Ltd.,
13.00%, 2/15/25(1) (4)	7,140	6,926
Metals & Mining – 0.8%
Constellium S.E.,
3.75%, 4/15/29 (1)	4,350	3,450
First Quantum Minerals Ltd.,
6.88%, 10/15/27 (1)	5,750	5,141
FMG Resources Pty. Ltd., Series 2006,
4.38%, 4/1/31 (1)	4,750	3,877
Taseko Mines Ltd.,
7.00%, 2/15/26 (1)	5,250	4,468
Vedanta Resources Ltd.,
6.38%, 7/30/22 (1)	11,510	11,366
		28,302
Oil & Gas Producers – 0.8%
eG Global Finance PLC,
6.75%, 2/7/25 (1)	9,660	9,108
MEG Energy Corp.,
5.88%, 2/1/29 (1)	6,250	5,709
Parkland Corp.,
4.50%, 10/1/29 (1)	8,200	6,647
Strathcona Resources Ltd.,
6.88%, 8/1/26 (1)	6,400	5,824
		27,288
Oil & Gas Services & Equipment – 0.7%
Nabors Industries Ltd.,
7.25%, 1/15/26 (1)	8,400	7,450
Shelf Drilling Holdings Ltd.,
8.88%, 11/15/24 (1)	5,925	5,777
Transocean Pontus Ltd.,
6.13%, 8/1/25 (1)	5,642	5,162
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 18.8% continued
Oil & Gas Services & Equipment – 0.7%continued
Weatherford International Ltd.,
6.50%, 9/15/28 (1)	$5,675	$5,093
		23,482
Publishing & Broadcasting – 0.2%
Clear Channel International B.V.,
6.63%, 8/1/25(1)	7,075	6,580
Renewable Energy – 0.1%
Atlantica Sustainable Infrastructure PLC,
4.13%, 6/15/28(1)	5,125	4,463
Semiconductors – 0.3%
ams-OSRAM A.G.,
7.00%, 7/31/25(1)	10,350	9,871
Specialty Finance – 1.1%
AerCap Holdings N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.54%), 5.88%, 10/10/79 (2)	10,375	8,887
Fly Leasing Ltd.,
7.00%, 10/15/24 (1)	12,490	9,058
VistaJet Malta Finance PLC/XO Management Holding, Inc.,
7.88%, 5/1/27 (1)	4,775	4,214
6.38%, 2/1/30 (1)	19,025	15,220
		37,379
Technology Hardware – 0.1%
Seagate HDD Cayman,
3.38%, 7/15/31	3,200	2,487
Technology Services – 0.7%
CA Magnum Holdings,
5.38%, 10/31/26 (1)	6,400	5,546
ION Trading Technologies S.a.r.l.,
5.75%, 5/15/28 (1)	6,300	5,039
Sixsigma Networks Mexico S.A. de C.V.,
7.50%, 5/2/25 (1)	15,525	13,725
		24,310
Telecommunications – 2.7%
Altice France Holding S.A.,
10.50%, 5/15/27 (1)	11,675	9,797
Altice France S.A.,
5.13%, 7/15/29 (1)	8,450	6,380
5.50%, 10/15/29 (1)	12,400	9,472

NORTHERN FUNDS QUARTERLY REPORT     141    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 18.8% continued
Telecommunications – 2.7%continued
C&W Senior Financing DAC,
6.88%, 9/15/27 (1)	$7,676	$6,889
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	13,025	11,705
Digicel Group Holdings Ltd.,
10.00%, 4/1/24 (4)	14,825	14,417
Iliad Holding SASU,
7.00%, 10/15/28 (1)	5,625	4,893
Telecom Italia Capital S.A.,
6.38%, 11/15/33	9,451	7,298
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	5,725	3,618
6.50%, 10/15/27 (1)	12,000	5,048
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	9,200	7,395
4.75%, 7/15/31 (1)	7,000	5,655
		92,567
Transportation & Logistics – 1.4%
Air Canada,
3.88%, 8/15/26 (1)	11,275	9,537
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	10,150	9,326
5.75%, 4/20/29 (1)	10,150	8,666
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.75%, 10/20/28 (1)	7,350	6,943
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
5.75%, 1/20/26 (1)	8,460	7,582
Promontoria Holding 264 B.V.,
7.88%, 3/1/27 (1)	5,400	4,986
		47,040
Total Foreign Issuer Bonds
(Cost $771,552)		645,064

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS – 0.5%
Biotechnology & Pharmaceuticals – 0.5%
Alvogen Pharma U.S., Inc., January 2020 Loan,
(Floating, ICE LIBOR USD 3M + 5.25%, 1.00% Floor), 7.50%, 12/31/23(5)	$18,081	$15,785
Total Term Loans
(Cost $18,055)		15,785

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 0.0%
Airlines – 0.0%
Voyager Aviation Holdings LLC(6) (8) *	2,621	$—
Total Common Stocks
(Cost $3)		—

PREFERRED STOCKS – 0.1%
Specialized Finance – 0.1%
Cayenne Aviation LLC(6) (8) *	15,725	1,573
Total Preferred Stocks
(Cost $1,573)		1,573

INVESTMENT COMPANIES – 4.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(9) (10)	155,214,273	155,214
Total Investment Companies
(Cost $155,214)		155,214

Total Investments – 98.7%
(Cost $3,986,081)		3,381,305
Other Assets less Liabilities – 1.3%		45,244
NET ASSETS – 100.0%		$3,426,549

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2022.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	Variable or floating rate security. Rate as of June 30, 2022 is disclosed.
(6)	Restricted security that has been deemed illiquid. At June 30, 2022, the value of these restricted illiquid securities amounted to approximately $6,718,000 or 0.2% of net assets. Additional information on these restricted illiquid securities is as follows:

FIXED INCOME FUNDS    142    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Cayenne Aviation LLC	5/18/21	$1,573
JPR Royalty Sub LLC, 14.00%, 9/1/20	3/10/11	8,000
Voyager Aviation Holdings LLC, 8.50%, 5/9/26	5/3/21	5,287
Voyager Aviation Holdings LLC	5/18/21	3

(7)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(8)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of June 30, 2022 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

5Y - 5 Year

6M - 6 Month

7Y - 7 Year

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	74.8%
Foreign Issuer Bonds	18.8%
Term Loans	0.5%
Preferred stocks	0.1%
Investment Companies	4.5%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$2,563,669	$—	$2,563,669
Foreign Issuer Bonds(1)	—	645,064	—	645,064
Term Loans	—	15,785	—	15,785
Preferred Stocks	—	—	1,573	1,573
Investment Companies	155,214	—	—	155,214
Total Investments	$155,214	$3,224,518	$1,573	$3,381,305

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     143    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued	June 30, 2022 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$190,682	$222,061	$257,529	$189	$155,214	155,214,273
FIXED INCOME FUNDS    144    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
HIGH YIELD MUNICIPAL FUND	June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.3%
Consumer Services – 0.2%
Grand Canyon University,
4.13%, 10/1/24	$1,000	$953
5.13%, 10/1/28	500	467
		1,420
Real Estate Owners & Developers – 0.1%
Benloch Ranch Improvement Association No 2,
10.00%, 12/1/51(1) (2) (3)	1,000	851
Total Corporate Bonds
(Cost $2,477)		2,271

MUNICIPAL BONDS – 95.8%
Alabama – 0.5%
Hoover IDB Environmental Improvement Revenue Bonds (AMT), United States Steel Corp.,
5.75%, 10/1/49	1,000	1,048
Lower Alabama Gas District Gas Project Revenue Bonds, Series A,
5.00%, 9/1/46	2,000	2,125
		3,173
Arizona – 6.2%
Arizona State IDA Economic Development Revenue Bonds, Legacy Cares, Inc., Project,
7.75%, 7/1/50	1,500	1,633
Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project,
5.63%, 7/1/48(1) (2)	2,000	2,032
Arizona State IDA Education Revenue Bonds, Candeo Schools, Inc., Project (School District Credit Program),
4.00%, 7/1/47	700	664
Arizona State IDA Education Revenue Bonds, Christian University Project,
5.63%, 10/1/49(1)	1,300	1,145
Arizona State IDA Education Revenue Bonds, Doral Academy of Nevada - Fire Mesa,
5.00%, 7/15/49	1,675	1,615
Arizona State IDA Education Revenue Bonds, Odyssey Preparatory Academy Project,
4.38%, 7/1/39	1,000	893
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Arizona – 6.2%continued
5.00%, 7/1/49	$1,000	$946
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/51	1,000	819
Arizona State IDA Education Revenue Refunding Bonds, Doral Academy of Northern,
4.00%, 7/15/51(1)	500	393
Arizona State IDA Education Revenue Refunding Bonds, Series A, Cadence Campus Project,
4.00%, 7/15/50	1,000	805
Arizona State Industrial Development Authority Economic Development Revenue Bonds, Series A, Legacy Cares, Inc., Project,
5.50%, 7/1/31	100	94
6.00%, 7/1/51	400	374
Arizona State Industrial Development Authority Education Revenue Bonds, Pinecrest Academy of Northern,
4.50%, 7/15/29(1)	1,800	1,732
Arizona State Industrial Development Authority Education Revenue Bonds, Somerset Academy of Las Vegas-Aliante & Skye Canyon Campus Projects,
4.00%, 12/15/51	700	559
Chandler Industrial Development Authority Variable Revenue Bonds (AMT), Intel Corp.,
5.00%, 6/3/24(4) (5) (6)	1,000	1,046
Glendale IDA Senior Living Facilities Revenue Bonds, Royal Oaks Inspirata Pointe Project,
5.00%, 5/15/56	1,000	937
La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools,
5.00%, 2/15/36	1,400	1,432
5.00%, 2/15/46	3,500	3,544

NORTHERN FUNDS QUARTERLY REPORT     145    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Arizona – 6.2%continued
Maricopa County Arizona Industrial Development Authority Education Revenue Refunding Bonds, Choice Academies, Inc., Project,
5.75%, 9/1/45	$2,325	$2,275
Maricopa County IDA Education Revenue Bonds, Social Bonds, Arizona Autism Charter,
4.00%, 7/1/61(1)	1,250	885
Maricopa County IDA Educational Revenue Bonds, Arizona Autism Chart Schools Project,
5.00%, 7/1/50	750	695
Maricopa County Industrial Development Authority Exempt Facilities Revenue Bonds (AMT), Commercial Metals Company,
4.00%, 10/15/47	1,000	850
Maricopa County Industrial Development Authority Hospital Revenue Bonds, Series A, Honor Health,
3.00%, 9/1/51	1,000	721
Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds, Airport, Series B (AMT),
4.00%, 7/1/44	2,000	1,899
5.00%, 7/1/49	1,000	1,040
Phoenix IDA Education Facility Revenue Refunding Bonds, Great Hearts Academies,
5.00%, 7/1/46	2,650	2,669
Phoenix IDA Hotel Senior Lien Revenue Bonds, Falcon Properties LLC Project,
4.00%, 12/1/51(1)	2,500	1,847
Phoenix IDA Student Housing Revenue Bonds, Downtown Phoenix Student Housing II LLC,
5.00%, 7/1/59	1,000	979
Salt Verde Financial Corp. Senior Gas Revenue Bonds,
5.00%, 12/1/37	3,000	3,222
Tempe IDA Revenue Bonds, Friendship Village of Tempe Project,
5.00%, 12/1/50	1,500	1,353
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Arizona – 6.2%continued
Tempe Industrial Development Authority Revenue Refunding Bonds, Friendship Village Project,
4.00%, 12/1/46	$1,000	$765
		39,863
California – 12.4%
Antelope Valley Healthcare District, Revenue Refunding Bonds, Series A,
5.25%, 3/1/36	1,020	1,059
California Community Housing Agency Essential Housing Revenue Bonds, Summit at Sausalito Apartments,
4.00%, 2/1/50(1)	1,000	774
3.00%, 2/1/57(1)	1,000	720
California Community Housing Agency Essential Housing Revenue Bonds, Verdant at Green Valley Project,
5.00%, 8/1/49(1)	2,000	1,836
California Community Housing Agency Essential Housing Senior Revenue Bonds, Glendale Properties,
4.00%, 2/1/56	1,000	854
California Community Housing Agency Essential Housing Subordinate Revenue Bonds, Series A, Glendale Properties,
4.00%, 8/1/47	1,000	765
California Community Housing Agency Revenue Bonds, Series A, Annadel Apartments Project,
5.00%, 4/1/49	2,000	1,822
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Merced County Tobacco Funding,
5.00%, 6/1/50	500	505
California PFA Educational Facilities Revenue Bonds, Crossroads Christian Schools Project,
5.00%, 1/1/56	500	421
California PFA Educational Facilities Revenue Bonds, Trinity Classical Academy,
5.00%, 7/1/54(1)	1,500	1,332

FIXED INCOME FUNDS    146    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 12.4%continued
California PFA Senior Living Revenue Bonds, Enso Village Project, Green Bonds,
5.00%, 11/15/56	$245	$223
California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,
5.00%, 7/1/49	2,000	2,054
California State Municipal Finance Authority Charter School Lease Revenue Refunding Bonds, Santa Rosa Academy Project,
5.00%, 7/1/52	1,245	1,202
California State Municipal Finance Authority Educational Revenue Bonds, Stream Charter School Project,
5.00%, 6/15/51	1,000	885
California State Municipal Finance Authority Multi-Family Housing Sustainability Revenue Bonds, Cityview,
4.00%, 11/1/36(1)	1,500	1,299
California State Municipal Finance Authority Revenue Bonds, Barlow Respiratory Hospital,
4.00%, 9/1/50	2,000	1,706
California State Municipal Finance Authority Revenue Bonds, Series A, Baptist University,
5.00%, 11/1/46	3,000	3,072
California State Municipal Finance Authority Revenue Refunding Bonds, The Master's University,
5.00%, 8/1/48	510	509
California State Municipal Finance Authority Senior Lien Revenue Bonds (AMT), LINXS APM Project,
5.00%, 12/31/43	5,000	5,043
California State Municipal Finance Authority Special Facility Revenue Bonds (AMT), United Airlines, Inc., Project,
4.00%, 7/15/29	3,000	2,827
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 12.4%continued
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A, Claremont Collegiate Project,
5.00%, 7/1/52(1)	$1,000	$922
California State Pollution Control Financing Authority Solid Waste Disposal Subordinate Green Revenue Bonds (AMT), Calplant I Project,
7.50%, 12/1/39(7)	3,000	150
California State Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds, San Diego County Water Authority,
5.00%, 11/21/45	1,000	1,023
California State School Finance Authority Charter Revenue Refunding Bonds, Aspire Public School, Prerefunded,
5.00%, 8/1/25(8)	425	460
California State School Finance Authority Charter School Revenue Bonds, Aspire Public Schools Obligated Group-Issue No. 6,
5.00%, 8/1/52(1)	1,000	1,029
California State School Finance Authority Charter School Revenue Bonds, River Springs Charter School,
5.00%, 7/1/42	2,215	2,102
California State School Finance Authority Charter School Revenue Bonds, Series A, Classical Academies Project,
5.00%, 10/1/50	1,000	1,004
California State School Finance Authority Charter School Revenue Refunding Bonds, Classical Academies Oceanside,
10/1/42(9)	500	510
California State School Finance Authority Charter School Revenue Refunding Bonds, Ivy Academia Project, Series A,
4.00%, 6/1/61	1,000	730
California State Various Purpose G.O. Unlimited Bonds,
4.00%, 10/1/33	2,000	2,071

NORTHERN FUNDS QUARTERLY REPORT     147    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 12.4%continued
California Statewide Communities Development Authority Special Tax Revenue Bonds, Delta Coves,
5.50%, 9/1/52	$1,000	$1,008
CMFA Special Finance Agency Essential Housing Revenue Bonds, Series A-1, Latitude33,
3.00%, 12/1/56	1,000	645
CSCDA College Housing Revenue Bonds, NCCD-Hooper Street, LLC-California College,
5.25%, 7/1/49	1,700	1,474
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
4.30%, 7/1/59	500	420
CSCDA Community Improvement Authority Essential Housing Mezzanine Revenue Bonds, Crescent West Hollywood,
5.50%, 7/1/59	1,000	767
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Altana Glendale Social Bonds,
4.00%, 10/1/56	1,000	797
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, City of Orange Portfolio,
4.00%, 3/1/57(1)	1,500	1,109
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Parallel-Anaheim Social Bonds,
4.00%, 8/1/56	1,000	818
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Renaissance at City Center, Series A,
5.00%, 7/1/51	2,250	2,106
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Series A,
5.00%, 1/1/54	1,500	1,395
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 12.4%continued
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Social Bonds, Series A-2,
4.00%, 10/1/56	$1,000	$759
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Pasadena Project Social Bonds,
3.00%, 12/1/56	1,000	718
CSCDA Revenue Refunding Bonds, Series A, California Baptist University,
5.00%, 11/1/32	500	523
5.00%, 11/1/41	1,000	1,036
CSCDA Special Tax Revenue Bonds, Community Facilities District No. 2016-02 Delta Coves,
4.00%, 9/1/50	1,000	867
CSCDA Special TRB, Improvement Area No. 1,
4.00%, 9/1/51	1,000	846
CSCDA Statewide Revenue Special Assessment Bonds,
4.00%, 9/2/50	500	426
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	750	689
Metropolitan Water District of Southern California Revenue Bonds, Series A,
5.00%, 10/1/51	3,000	3,294
Ontario Special Tax Bonds, Tevelde Facilities,
4.00%, 9/1/51	1,000	863
River Islands Public Financing Authority Special Tax Bonds, Community Facilities District No. 2021-1,
4.00%, 9/1/51	995	802
River Islands Public Financing Authority Special Tax Refunding Bonds, Phase 2 Public Improvement,
4.00%, 9/1/51	1,000	806
Roseville Special Tax Bonds, The Ranch at Sierra Vista Community,
4.00%, 9/1/51	1,500	1,290

FIXED INCOME FUNDS    148    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 12.4%continued
Roseville Special Tax Bonds, The Ranch At Sierra Vista Community Facilities District No. 1 (Public Facilities),
4.00%, 9/1/50	$150	$131
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/49	4,000	4,156
San Francisco City & County Community Facilities District 2016-1 Special Tax Bonds, Series 2021,
4.00%, 9/1/51	1,000	864
San Francisco City & County Community Facilities District 2016-1 Special Tax Bonds, Treasure Island, Series 2022,
4.00%, 9/1/52	1,000	841
San Francisco City & County G.O. Unlimited Bonds, Series 2020, Health and Recovery,
4.00%, 6/15/46	5,000	5,016
San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds,
4.00%, 9/1/51	695	598
Santa Paula Special Tax Bonds, Harvest Community Facilities District No. 1 Improvement,
4.00%, 9/1/50	1,000	881
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities,
5.00%, 6/1/48	1,500	1,530
Whittier Union High School District G.O. Unlimited Bonds, Series A,
3.00%, 8/1/46	3,855	3,246
		79,630
Colorado – 4.9%
Brighton Crossing Metropolitan District No. 6 G.O. Limited Bonds, Series A,
5.00%, 12/1/50	1,000	893
Canyon Pines Metropolitan District Special Improvement District No.1 Revenue Special Assessment Bonds,
3.75%, 12/1/40	1,000	760
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Colorado – 4.9%continued
Cascade Ridge Metropolitan District G.O. Limited Bonds,
0.18%, 12/1/51	$1,205	$980
Chambers Highpoint Metropolitan District No. 2 G.O. Limited Bonds,
5.00%, 12/1/51	500	432
Cielo Metropolitan District G.O. Limited Bonds,
0.69%, 12/1/50	1,000	847
Clear Creek Transit Metropolitan District No.2 G.O. Limited Bonds, Series A,
5.00%, 12/1/50	570	494
Colorado Educational & Cultural Authority Revenue Bonds, Aspen View Academy Project,
4.00%, 5/1/61	500	388
Colorado Educational & Cultural Authority Revenue Bonds, Golden View Classical Academy,
4.00%, 1/1/52	1,350	1,095
Colorado Educational & Cultural Authority Revenue Bonds, Science Technology Engineering & Math System,
4.00%, 10/1/61	750	574
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Science Technology English & Math,
5.00%, 11/1/54	1,500	1,486
Colorado Health Facilities Authority Hospital Revenue and Improvement Refunding Bonds, Christian Living Neighborhoods,
4.00%, 1/1/42	1,000	819
Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane,
5.00%, 12/31/56	2,000	2,012
Colorado Springs Utilities Revenue Refunding Bonds, Series A,
4.00%, 11/15/50	2,500	2,460
Colorado State Health Facilities Authority Hospital Revenue Bonds, Series A, Aberdeen Ridge,
5.00%, 5/15/58	1,500	1,220

NORTHERN FUNDS QUARTERLY REPORT     149    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Colorado – 4.9%continued
Fiddler's Business Improvement District G.O. Unlimited Refunding Bonds,
5.55%, 12/1/47	$1,000	$1,023
Legato Community Authority Limited Tax Supported Revenue Bonds, Senior Series A-1,
5.00%, 12/1/51	750	648
Nine Mile Metropolitan District Revenue Bonds,
5.13%, 12/1/40	1,000	970
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Revenue Refunding Bonds, Series A,
5.00%, 12/15/41	3,000	2,848
Riverwalk Metropolitan District No. 2 Revenue Bonds, Series A,
4.50%, 12/1/32	1,465	1,318
Silver Peaks Metropolitan District No. 3 Senior Lien G.O. Limited Bonds, Series A,
5.00%, 12/1/50	500	435
STC Metropolitan District No. 2 Revenue G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/38	1,000	977
Transport Metropolitan District No. 3 MDD G.O. Limited Bonds, Series 2021-A-1,
5.00%, 12/1/51	1,500	1,377
Tree Farm Metropolitan District G.O. Limited Bonds,
4.50%, 12/1/41(1)	1,500	1,242
Waterfront at Foster Lake Metropolitan District No. 2 Senior Lien G.O. Limited Bonds, Series A3-1,
5.00%, 12/1/51	3,000	2,408
Westerly Metropolitan District No. 4 Senior G.O. Limited Bonds, Series A,
5.00%, 12/1/50	1,000	861
Windler Public Improvement Authority Limited Tax Supported Revenue Bonds, Series A-1,
4.13%, 12/1/51	3,500	2,603
		31,170
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Connecticut – 0.4%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Mclean Issue,
5.00%, 1/1/55	$500	$488
Hamden Revenue Refunding Bonds, Whitney Center Project,
5.00%, 1/1/50	1,000	882
Steel Point Infrastructure Improvement District Special Obligation Revenue Tax Allocation Bonds, Steelpointe Harbor Project,
4.00%, 4/1/51	1,200	973
		2,343
District of Columbia – 0.7%
District of Columbia Revenue Bonds,
5.00%, 7/1/49	2,550	2,542
District of Columbia Revenue Bonds, Inspired Teaching Social Bonds,
5.00%, 7/1/52	500	495
District of Columbia Revenue Bonds, Latin American Montessori Bilingual Public Charter School Issue,
5.00%, 6/1/50	1,000	982
District of Columbia Rocketship DC Obligated Group Revenue Bonds,
5.00%, 6/1/61	500	485
		4,504
Florida – 8.2%
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	2,420	2,423
Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Liza Jackson Preparatory School,
5.00%, 8/1/55	1,000	1,009
Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Lutz Preparatory School Inc., Project,
4.00%, 6/1/51	400	365

FIXED INCOME FUNDS    150    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Florida – 8.2%continued
Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Pepin Academies, Inc., Project,
5.75%, 7/1/55(1)	$1,000	$901
Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Team Success A School of Excellence,
5.00%, 6/1/55	2,000	1,719
Capital Trust Agency Educational Facilities Revenue Bonds, Academir Charter Schools, Inc. Project,
4.00%, 7/1/51	750	553
Capital Trust Agency Educational Facilities Revenue Bonds, New Springs, Inc., Project,
4.75%, 6/1/56	1,500	1,084
Capital Trust Agency Educational Facilities Revenue Bonds, Tallahassee Classical School,
4.25%, 7/1/51	2,500	1,834
Capital Trust Agency Educational Facilities Revenue Bonds, Team Success A School of Excellence,
5.50%, 6/1/57	1,000	869
Capital Trust Agency Revenue Bonds, Sustainability Bonds,
4.00%, 6/15/41	1,510	1,213
4.00%, 6/15/51	2,000	1,454
Capital Trust Agency Student Housing Revenue Bonds, University Bridge, LLC Student Housing Project,
5.25%, 12/1/43	3,000	2,917
Charlotte County IDA Utility System Revenue Bonds (AMT), Town & Country Utilities Project,
4.00%, 10/1/51	1,000	739
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,099
Florida Development Finance Corp. Surface Transportation Facilities Revenue Refunding Bonds (AMT), Virgin Trains U.S.A. Pass,
6.38%, 1/1/26(4) (5) (6)	4,000	3,899
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Florida – 8.2%continued
Florida State Development Finance Corp. Educational Facilities Revenue Bonds, 2017 Foundation for Global Understanding, Inc. Project,
4.00%, 7/1/51	$750	$594
Florida State Development Finance Corp. Educational Facilities Revenue Bonds, River City Science Academy Project,
5.00%, 2/1/57	575	559
Florida State Development Finance Corp. Educational Facilities Revenue Refunding Bonds, River City Science Academy Project,
5.00%, 7/1/51	355	325
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Pepin Academics of Pasco County, Inc., Project,
5.00%, 1/1/50(1)	1,000	935
Florida State Development Finance Corp. Educational Facility Revenue Refunding Bonds, Renaissance Charter School,
5.00%, 9/15/50	1,500	1,473
Florida State Development Finance Corp. Senior Living Revenue Refunding Bonds, Glenridge on Palmer Ranch,
5.00%, 6/1/51	2,000	1,633
Florida State Development Finance Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Pro U.S.A., Inc., Project,
5.00%, 5/1/29	1,500	1,456
Florida State Development Finance Corp., Revenue Bonds, Educational Facilities River City Science Academy Projects,
4.00%, 7/1/55	500	400
Lake County Retirement Facility Revenue Refunding Bonds, Lakeside at Waterman Village Project,
5.75%, 8/15/55	1,000	906
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida Revenue Bonds,
4.00%, 11/15/51	2,000	1,806

NORTHERN FUNDS QUARTERLY REPORT     151    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Florida – 8.2%continued
Miami-Dade County IDA Educational Facilities Revenue Bonds, Academir Charter Schools, Inc. Project,
5.50%, 7/1/61	$2,000	$1,839
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-1 (AGM Insured) (AMT),
4.00%, 10/1/45	1,175	1,093
Ocean Highway & Port Authority Florida Port Facilities Revenue Bonds (AMT), Worldwide Terminals Fenandina Project,
5.50%, 12/1/49(1)	1,500	1,147
Orange County HFA Revenue Bonds, Orlando Health Obligated Group,
4.00%, 10/1/52	2,500	2,354
Palm Beach County Health Facilities Authority Hospital Revenue Bonds, Baptist Health South Florida,
4.00%, 8/15/49	1,500	1,403
Palm Beach County Revenue Bonds, Palm Beach Atlantic University,
5.00%, 4/1/39(1)	1,750	1,670
Palm Beach County Revenue Bonds, Series A, Lynn University Housing Project,
5.00%, 6/1/57	1,500	1,422
Pinellas County Educational Facilities Authority Lease Revenue Bonds, Discovery Academy of Science Project,
5.00%, 6/1/56(1)	1,000	873
Pinellas County IDA Revenue Bonds, 2017 Foundation for Global Understanding Project,
5.00%, 7/1/39	4,000	4,035
Saint Johns County IDA Senior Living Revenue Refunding Bonds, Series A, Vicar's Landing Project,
4.00%, 12/15/50	500	364
Seminole County IDA Educational Facilities Revenue Bonds, Galileo Schools for Gifted Learning,
4.00%, 6/15/51(1)	665	525
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Florida – 8.2%continued
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10(7)	$143	$77
Venice Retirement Community Revenue Improvement Bonds, Village on the Isle Project,
5.00%, 1/1/47	1,000	943
Village Community Development District No. 13 Special Assessment Revenue Bonds,
3.50%, 5/1/51(1)	985	758
Village Community Development District No. 14 Revenue Special Assessment Bonds,
5/1/37(9)	1,000	1,004
		52,672
Georgia – 2.4%
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center,
6.75%, 1/1/35	3,000	1,590
Burke County Development Authority Variable PCR Refunding Bonds, Georgia Transmission Corp.,
2.75%, 1/1/52(10)	1,215	878
Gainesville & Hall County Hospital Authority Revenue Anticipation Certificates, Northeast Georgia Health System,
4.00%, 2/15/46	5,000	4,656
La Grange Development Authority Revenue Refunding Bonds, La Grange College Project,
5.00%, 10/15/52	2,000	1,737
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/49	4,000	4,208
Oconee County IDA Taxable Revenue Bonds, Economic Development Project,
6.00%, 3/1/48	1,500	1,247

FIXED INCOME FUNDS    152    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Georgia – 2.4%continued
White County Development Authority Revenue Bonds, Truett McConnell University Project,
5.25%, 10/1/49	$1,500	$1,324
		15,640
Guam – 0.3%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F,
4.00%, 1/1/36	1,000	920
Guam Government Department of Education Revenue Refunding COPS, John F. Kennedy High School Refunding & Energy Efficiency Project,
5.00%, 2/1/40	1,000	997
		1,917
Idaho – 0.5%
Idaho State Housing & Finance Association Nonprofit Facilities Revenue Bonds, Series A, Future Public School Project,
4.00%, 5/1/52	3,410	2,500
Spring Valley Community Infrastructure District No. 1 Special Assessment Bonds,
3.75%, 9/1/51(1)	1,250	895
		3,395
Illinois – 5.5%
Belleville Tax Increment & Sales Tax Allocation Revenue Refunding Bonds, Carlyle/Green Mount Redevelopment,
3.75%, 7/1/41	1,000	802
Chicago O'Hare International Airport Revenue Senior Lien General Revenue Bonds, Series B,
5.00%, 1/1/48	5,000	5,219
Chicago Waterworks Second Lien Revenue Bonds,
5.00%, 11/1/29	2,500	2,630
Illinois Finance Authority Revenue Refunding Bonds, Plymouth Place, Inc.,
5.00%, 5/15/51	410	364
5.00%, 5/15/56	440	385
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Illinois – 5.5%continued
Illinois State Finance Authority Health Services Facilities Lease Revenue Bonds, University of Illinois Health Services,
4.00%, 10/1/50	$1,480	$1,272
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare, Prerefunded,
5.00%, 1/1/28(8)	5,000	5,643
Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg,
5.13%, 12/31/40	1,500	970
Illinois State Finance Authority Revenue Refunding Bonds, Illinois Institute of Technology,
5.00%, 9/1/40	2,000	2,047
Illinois State Finance Authority Revenue Refunding Bonds, OSF Healthcare System,
3.00%, 5/15/50	500	366
Illinois State Finance Authority Revenue Refunding Bonds, Rosalind Franklin University,
5.00%, 8/1/42	1,100	1,128
Illinois State Finance Authority Student Housing & Academic Facilities Revenue Bonds, CHF - Chicago, LLC - University of Illinois at Chicago Project,
5.00%, 2/15/47	5,000	4,716
Illinois State G.O. Unlimited Bonds,
5.50%, 5/1/30	1,000	1,105
Illinois State G.O. Unlimited Refunding Bonds,
5.00%, 2/1/29	1,000	1,060
Illinois State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 3/1/25	1,000	1,051
Illinois State Housing Development Authority Revenue Bonds, Series A (FHLMC, FNMA, GNMA Insured),
4.13%, 10/1/38	585	592
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/44	3,000	3,216

NORTHERN FUNDS QUARTERLY REPORT     153    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Illinois – 5.5%continued
Lincolnwood Tax Increment Allocation COPS, Series A, District 1860 Development Project,
4.82%, 1/1/41(1)	$2,000	$1,651
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
5.00%, 6/15/30	500	510
Upper Illinois River Valley Development Authority Revenue Refunding Bonds, Prairie Crossing Charter,
5.00%, 1/1/45	250	225
5.00%, 1/1/55(1)	625	540
		35,492
Indiana – 1.9%
Finance Authority Educational Facilities Revenue Bonds, Seven Oaks Classical School Project,
5.00%, 6/1/51	520	471
5.00%, 6/1/56	455	403
Goshen MFH Revenue Bonds, Green Oaks of Goshen Project, Housing Choice Voucher Program (Housing & Urban Development Sector 8 Program),
5.00%, 8/1/41(1)	1,000	775
Housing & Community Development Authority Multifamily Revenue Bonds, Series A, Vita of Marion Project,
5.25%, 4/1/41	1,000	822
Indiana State Finance Authority Exempt Facilities Revenue Bonds (AMT), Res Polyflow Indiana, Green Bonds,
7.00%, 3/1/39	4,000	3,163
Indiana State Finance Authority Revenue Bonds, Kipp Indianapolis Inc., Project,
5.00%, 7/1/55	510	501
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
5.00%, 10/1/41	4,625	5,159
Valparaiso MFH Revenue Bonds, Green Oaks of Valparaiso Project,
5.38%, 12/1/41	1,500	1,150
		12,444
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Iowa – 1.4%
Iowa State Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Iowa Fertilizer Company Project,
5.00%, 12/1/50	$1,245	$1,261
Iowa State Finance Authority Revenue Bonds, Series A, Lifespace Communities,
5.00%, 5/15/48	4,000	3,720
Iowa State Finance Authority Revenue Refunding Bonds, Lifespace Communities Inc.,
4.00%, 5/15/53	1,000	742
Iowa State Finance Authority Senior Living Facilities Revenue Refunding Bonds, Sunrise Retirement Community Project,
5.00%, 9/1/51	1,000	771
Tobacco Settlement Authority Tobacco Settlement Revenue Refunding Bonds, Series A-2 Class 1,
4.00%, 6/1/38	1,000	919
4.00%, 6/1/39	1,000	912
4.00%, 6/1/40	1,000	906
		9,231
Kansas – 0.8%
Prairie Village Special Obligation Tax Increment Revenue Refunding Tax Allocation Bonds, Meadowbrook TIF Project,
3.13%, 4/1/36	800	612
Shawnee Education Facilities Revenue Bonds, Maranatha Christian Academy Project, Series A,
5.00%, 8/1/56(1)	2,000	1,785
Wyandotte County and Kansas City Unified Government Special Obligation Revenue Refunding Bonds, Village East Project Areas 2B,
5.75%, 9/1/39	2,500	2,382
		4,779
Kentucky – 1.1%
Henderson Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,
4.70%, 1/1/52	500	465

FIXED INCOME FUNDS    154    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Kentucky – 1.1%continued
Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Downtown Crossing Project (AGM Insured),
4.00%, 7/1/49	$2,380	$2,367
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health,
5.25%, 6/1/50	2,500	2,533
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Owensboro Health, Inc.,
5.00%, 6/1/45	1,500	1,520
		6,885
Louisiana – 1.7%
Calcasieu Parish Memorial Hospital Service District Revenue Refunding Bonds, Lake Charles Memorial Hospital Project,
5.00%, 12/1/34	2,000	2,088
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	2,000	1,621
Louisiana Public Facilities Authority Revenue Bonds, BBR Schools-Materra Campus Project,
4.00%, 6/1/51(1)	2,000	1,580
Louisiana Public Facilities Authority Revenue Bonds, Series A, Lincoln School Project,
6/1/52(9)	1,000	999
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.00%, 5/15/46	1,000	1,031
4.00%, 5/15/49	1,000	945
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded,
5.00%, 5/15/26(8)	50	55
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Louisiana – 1.7%continued
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Jefferson Parish Gomesa Project,
4.00%, 11/1/44	$1,000	$803
Saint James Parish Revenue Bonds, Series 2, Nustar Logistics L.P. Project,
6.35%, 7/1/40	1,000	1,107
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.38%, 7/1/26(4) (5) (6)	1,000	936
		11,165
Maryland – 1.5%
Baltimore Senior Lien Special Obligation Tax Allocation Refunding Bonds, Harbor Point Project,
3.63%, 6/1/46	1,750	1,370
Frederick County Subordinate Special Tax Obligation Revenue Bonds, Series C,
4.00%, 7/1/50	1,000	859
Gaithersburg Economic Development Revenue Bonds, Asbury Maryland Obligated Group,
5.13%, 1/1/42	1,000	978
Maryland Economic Development Corp. Senior Student Housing Revenue Bonds, Morgan State University Project,
5.00%, 7/1/56	250	250
Maryland Economic Development Corp. Special Obligation Tax Allocation, Port Covington Project,
4.00%, 9/1/50	500	406
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Adventist Healthcare,
4.00%, 1/1/38	300	286
Maryland Transportation Authority Revenue Refunding Bonds, Series A,
5.00%, 7/1/51	5,000	5,531
		9,680

NORTHERN FUNDS QUARTERLY REPORT     155    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Massachusetts – 1.7%
Lowell Massachusetts Collegiate Charter Revenue Bonds,
5.00%, 6/15/49	$1,250	$1,196
Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing,
5.00%, 10/1/41	5,000	4,903
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Salem Community Corporation,
5.25%, 1/1/50	1,000	944
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series S, Milford Regional Medical Center,
5.00%, 7/15/46	150	148
Massachusetts State School Building Authority Sales TRB, Series A, Social Bonds,
3.00%, 8/15/50	5,000	3,938
		11,129
Michigan – 4.1%
Detroit G.O. Unlimited Bonds, Series A, Social Bonds,
5.00%, 4/1/46	1,000	1,017
Grand Rapids Charter Township Revenue Refunding Bonds, Porter Hills Presbyterian,
5.00%, 5/15/44	1,000	944
Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
2.00%, 5/1/41	1,285	881
Kalamazoo County G.O. Limited Bonds,
2.13%, 5/1/42	1,000	692
Michigan Mathematics & Science Initiative Revenue Refunding Bonds,
4.00%, 1/1/51	1,000	819
Michigan State Finance Authority Ltd. Obligation Revenue Refunding Bonds, Kettering University Project,
4.00%, 9/1/50	650	589
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Michigan – 4.1%continued
Michigan State Finance Authority Revenue Refunding Bonds, Senior Series B-1, Class 2,
5.00%, 6/1/49	$805	$813
Michigan State Finance Authority Revenue Refunding Bonds, Series A,
3.00%, 12/1/49	2,000	1,545
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bonds, Recycle,
4.00%, 10/1/26(4) (5) (6)	500	495
Michigan State Strategic Fund Ltd. Obligation Revenue Bonds (AMT), I-75 Improvement Project,
5.00%, 6/30/48	5,000	4,928
Michigan State Strategic Fund Ltd. Obligation Revenue Bonds, Holland Home,
5.00%, 11/15/42	2,500	2,428
Michigan State Trunk Line Fund Revenue Bonds,
4.00%, 11/15/46	6,000	5,864
Tipton Academy Public School Academy Revenue Bonds,
4.00%, 6/1/51	1,000	722
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	4,355	4,513
		26,250
Minnesota – 0.9%
Apple Valley Senior Housing Revenue Bonds, Orchard Path Phase II Project,
4.00%, 9/1/61	500	374
Duluth Economic Development Authority Health Care Facilities Revenue Refunding Bonds, St. Luke's Hospital of Duluth,
3.00%, 6/15/44	300	216
Duluth Economic Development Authority Revenue Refunding Bonds, Benedictine Health System,
4.00%, 7/1/41	550	487
Minneapolis Charter School Lease Revenue Bonds, Series A, Kipp North Star Project,
5.75%, 7/1/55	1,000	1,020

FIXED INCOME FUNDS    156    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Minnesota – 0.9%continued
Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue Refunding Bonds, Hmong College Preparatory Academy Project,
5.00%, 9/1/55	$1,000	$941
Wayzata Senior Housing Revenue Refunding Bonds, Folkestone Senior Living Community,
5.00%, 8/1/54	1,500	1,424
Woodbury Charter School Lease Revenue Bonds, Woodbury Leadership Project,
4.00%, 7/1/51	1,320	1,027
		5,489
Mississippi – 0.2%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc. Project,
2.38%, 6/1/44	1,000	674
Tunica County Urban Renewal Revenue Refunding Bonds, Utility Districts Project,
6.00%, 10/1/40	1,000	880
		1,554
Missouri – 1.1%
Cape Girardeau County Industrial Development Authority Health Care Facilities Revenue Bonds, Southeasthealth,
4.00%, 3/1/46	650	550
Joplin IDA Sales TRB, 32nd Street Place Community Improvement District,
4.25%, 11/1/50	1,000	815
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Bethesda Health Group, Inc.,
4.00%, 8/1/41	410	375
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Wright Memorial Hospital,
5.00%, 9/1/32	1,145	1,201
5.00%, 9/1/34	1,315	1,373
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Missouri – 1.1%continued
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C, Lutheran Senior Services Project,
4.00%, 2/1/48	$2,000	$1,648
Plaza At Noah's Ark Community Improvement District Tax Increment & Improvement District Revenue Refunding Bonds,
3.00%, 5/1/30	500	446
3.13%, 5/1/35	400	332
		6,740
Nebraska – 0.8%
Central Plains Energy Project Gas Project Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 9/1/42	5,000	5,316
Nevada – 0.2%
Henderson Local Improvement District No. T-21 Special Assessment Bonds, Black Mountain,
4.00%, 9/1/51	500	398
Las Vegas Special Improvement District No. 616 and Special Improvement District No. 81 Special Assessment Bonds,
3.13%, 6/1/51	500	328
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds,
4.00%, 6/1/49	540	462
Las Vegas Special Improvement District No. 815 Special Assessment Bonds,
5.00%, 12/1/49	250	244
		1,432
New Hampshire – 0.1%
National Finance Authority Revenue Refunding Bonds, Series B (AMT), Green Bonds,
3.75%, 7/2/40(1) (4) (5) (6)	600	488
New Jersey – 1.5%
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC,
5.00%, 1/1/48	1,000	895

NORTHERN FUNDS QUARTERLY REPORT     157    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
New Jersey – 1.5%continued
New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
4.00%, 6/15/49	$2,250	$2,053
New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc., Project,
5.63%, 11/15/30	2,000	2,030
New Jersey State Educational Facilities Authority Revenue Bonds, Series A, Green Bonds,
3.00%, 7/1/50	750	528
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A,
4.00%, 6/15/41	1,000	952
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA,
4.00%, 6/15/50	500	455
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,
5.00%, 6/15/45	2,250	2,296
South Jersey Transportation Authority Transportation System Revenue Bonds, Series A,
4.00%, 11/1/50	500	431
		9,640
New Mexico – 0.7%
Farmington PCR Refunding Bonds, Public Service Company of New Mexico San Juan,
1.15%, 6/1/24(4) (5) (6)	1,000	964
Los Ranchos de Albuquerque Educational Facilities Revenue Refunding Bonds, Albuquerque Academy Project,
4.00%, 9/1/40	1,000	1,001
New Mexico Hospital Equipment Loan Council First Mortgage Revenue Bonds, La Vida Expansion Project,
5.00%, 7/1/49	3,000	2,701
		4,666
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
New York – 5.1%
Allegany County Capital Resource Corp. Revenue Refunding Bonds, Houghton College Project,
5.00%, 12/1/52	$1,185	$1,137
Build New York City Resource Corp. Revenue Bonds, Seton Education Partners-Brill,
4.00%, 11/1/51	505	385
Build NYC Resource Corp. Revenue Bonds, New Dawn Charter Schools Project,
5.75%, 2/1/49	1,000	1,012
Build NYC Resource Corporation Revenue Bonds, Whin Music Community Charter School Project,
6.50%, 7/1/52	1,500	1,521
Dutchess County Local Development Corp. Revenue Refunding Bonds, Series A, Bard College Project,
5.00%, 7/1/51	1,000	996
Dutchess County Local Development Corp. Revenue Refunding Bonds, The Culinary Institute of America Project,
4.00%, 7/1/39	100	94
4.00%, 7/1/40	100	93
Metropolitan Transportation Authority Revenue Bonds, Series C-1, Green Bonds,
5.00%, 11/15/50	1,000	1,030
Metropolitan Transportation Authority Revenue Refunding Bonds, Climate Bond Certified,
4.00%, 11/15/45	1,000	897
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B-1,
4.00%, 8/1/48	2,400	2,320
New York G.O. Unlimited Bonds, Series A-1,
3.00%, 8/1/50	2,000	1,494
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminals,
5.00%, 1/1/34	5,000	5,064

FIXED INCOME FUNDS    158    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
New York – 5.1%continued
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment,
5.00%, 7/1/46	$5,000	$5,110
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), John F. Kennedy International Airport,
5.25%, 8/1/31	940	978
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
4.00%, 12/1/42	1,000	929
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 3/15/50	4,195	4,520
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc.,
3.00%, 8/1/31	500	456
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 220 (AMT),
4.00%, 11/1/59	1,500	1,350
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT),
4.00%, 7/15/60	2,000	1,795
Western Regional Off-Track Betting Corp. Revenue Refunding Bonds,
4.13%, 12/1/41(1)	500	394
Yonkers Economic Development Corp. Educational Revenue Bonds, Charter School Educational Excellence Project,
5.00%, 10/15/49	1,155	1,088
		32,663
North Carolina – 0.5%
Charlotte Airport Revenue Refunding Bonds, Series B (AMT),
3.00%, 7/1/46	3,000	2,331
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
North Carolina – 0.5%continued
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers,
5.00%, 7/1/49	$600	$560
		2,891
North Dakota – 0.1%
Grand Forks Health Care System Revenue Refunding Bonds, Altru Health System,
4.00%, 12/1/51	1,000	887
Ohio – 1.5%
Cleveland-Cuyahoga County Port Authority Tax Increment Financing Subordinate Tax Allocation Revenue Refunding Bonds, Flats East Bank Project,
4.50%, 12/1/55	1,000	828
Franklin County Health Care Facilities Revenue Refunding Bonds, Wesley Communities Obligated Group Project,
5.25%, 11/15/55	1,000	935
Jefferson County Port Authority Economic Development Revenue Bonds (AMT), JSW Steel U.S.A., Ohio Inc., Project,
3.50%, 12/1/51	1,000	704
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
3.00%, 12/1/40	475	376
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT),
5.00%, 7/1/49(1)	2,000	1,808
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,
4.50%, 1/15/48	2,000	1,862
Ohio State Higher Educational Facility Commission Revenue Bonds, Cleveland Institute of Music,
5.38%, 12/1/52	350	346

NORTHERN FUNDS QUARTERLY REPORT     159    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Ohio – 1.5%continued
Ohio State Higher Educational Facility Revenue Refunding Bonds, Judson Obligated Group,
5.00%, 12/1/50	$1,000	$985
Port of Greater Cincinnati Development Authority Revenue Bonds,
4.25%, 12/1/50	2,190	1,772
		9,616
Oklahoma – 1.5%
Norman Regional Hospital Authority Revenue Bonds, Norman Regional Hospital Authority,
4.00%, 9/1/45	5,000	4,420
Oklahoma State Development Finance Authority Revenue Refunding Bonds (AMT), Gilcrease Expressway West Project,
1.63%, 7/6/23	5,000	4,917
		9,337
Oregon – 0.9%
University of Oregon General Revenue Bonds, Series A,
5.00%, 4/1/50	5,000	5,442
Pennsylvania – 3.2%
Allegheny County IDA Revenue Bonds, Penn Hills Charter Social Bonds,
4.00%, 6/15/51	1,000	784
Allentown Neighborhood Improvement Zone Development Authority Tax Subordinate Revenue Bonds, City Center Project,
5.25%, 5/1/42	500	502
Berks County Municipal Authority University Revenue Bonds, Alvernia University Project,
5.00%, 10/1/49	1,000	924
Franklin County IDA Revenue Bonds, Menno-Haven, Inc., Project,
5.00%, 12/1/54	1,000	882
Lancaster County Hospital Authority Revenue Refunding Bonds, Saint Anne's Retirement Community Inc., Project,
5.00%, 3/1/40	500	473
5.00%, 3/1/50	500	454
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Pennsylvania – 3.2%continued
Lancaster Higher Education Authority Revenue Refunding Bonds, Elizabeth College Project,
5.00%, 10/1/51	$1,235	$1,224
Lehigh County Industrial Development Authority Charter School Revenue Bonds, Seven Generations Project,
4.00%, 5/1/51	1,000	763
Mercer County IDA College Revenue Refunding Bonds, Thiel College Project,
6.13%, 10/1/50	980	918
Northampton County IDA Revenue Refunding Bonds, Morningstar Senior,
5.00%, 11/1/49	1,000	927
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series A-1,
5.00%, 12/1/46	3,000	3,130
Philadelphia Authority for Industrial Development Charter School Revenue Bonds, Philadelphia Electrical & Technology Charter High School,
4.00%, 6/1/51	800	628
4.00%, 6/1/56	850	646
Philadelphia Authority For Industrial Development Revenue Bonds, Alliance for Progress Charter,
5.00%, 6/15/39	920	926
5.00%, 6/15/49	1,385	1,376
Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds,
5.00%, 3/15/45	3,000	2,803
Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds, Independence Charter School West Project,
5.00%, 6/15/50	1,350	1,303
Westmoreland County IDA Revenue Refunding Bonds, Redstone Presbyterian Senior Care,
4.00%, 5/15/47	2,000	1,569

FIXED INCOME FUNDS    160    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Pennsylvania – 3.2%continued
Wilkes-Barre Finance Authority Revenue Refunding Bonds, Wilkes University Project,
4.00%, 3/1/42	$500	$423
		20,655
Puerto Rico – 0.5%
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1,
4.75%, 7/1/53	3,000	2,882
South Carolina – 1.0%
Berkeley County Assessment Revenue Special Assessment Bonds, Nexton Improvement District,
4.38%, 11/1/49	1,000	938
Hardeeville Assessment Revenue Special Assessment Bonds,
4.00%, 5/1/52	1,000	722
South Carolina EDA Educational Facilities Revenue Refunding Bonds, Green Charter Schools,
4.00%, 6/1/56(1)	1,065	783
South Carolina State Jobs Economic Development Authority Educational Facilities Revenue Bonds, Polaris Tech Charter School Project,
5.13%, 6/15/42	1,000	901
South Carolina State Jobs EDA Educational Facilities Revenue Bonds, Series A, Virtus Academy Project,
5.00%, 6/15/51(1)	500	427
5.00%, 6/15/56(1)	500	416
South Carolina State Jobs-EDA Economic Development Revenue Bonds, Hilton Head Christian Academy,
5.00%, 1/1/55	1,500	1,270
South Carolina State Jobs-EDA Economic Development Revenue Bonds, Series 2019A, Bishop Gadsden Episcopal Retirement Community,
5.00%, 4/1/54	1,000	934
		6,391
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Tennessee – 0.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Trevecca Nazarene University Project,
4.00%, 10/1/51	$1,000	$802
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Belmont University,
4.00%, 5/1/51	1,500	1,358
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
5.00%, 10/1/37	375	393
4.00%, 10/1/49	1,000	884
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University,
5.00%, 10/1/48	1,115	1,108
		4,545
Texas – 6.6%
Arlington Higher Education Finance Corp. Revenue Bonds, Basis Texas Charter Schools, Inc.,
4.00%, 6/15/50	1,000	740
Arlington Higher Education Finance Corp. Revenue Bonds, Newman International Academy,
5.00%, 8/15/51	500	444
Arlington Higher Education Finance Corp. Revenue Refunding Bonds, Series A,
4.00%, 8/15/46	500	405
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier,
5.00%, 1/1/34	1,000	1,023
Baytown Municipal Development District Revenue Bonds, First Line Hotel,
4.00%, 10/1/50	1,000	827

NORTHERN FUNDS QUARTERLY REPORT     161    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Texas – 6.6%continued
Baytown Municipal Development District Revenue Bonds, Second Line Hotel,
5.00%, 10/1/50	$500	$426
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,
5.00%, 12/1/40	1,500	1,506
5.00%, 12/1/45	2,000	1,995
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Revenue Bonds (AMT), Gladieux Metals Recycling,
7.00%, 3/1/39	300	296
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Subordinate Revenue Bonds (AMT), Gladieux Metals Recycling,
8.50%, 3/1/39	2,000	1,835
Conroe Local Government Corp. Hotel Revenue Bonds, Conroe Convention Center Hotel,
4.00%, 10/1/50	500	413
5.00%, 10/1/50(1)	1,000	833
Edinburg Economic Development Corp. Sales TRB, Series A,
3.38%, 8/15/46	355	258
Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Junior Lien Revenue Refunding Bonds, Series B,
5.00%, 12/1/35	1,000	1,029
5.00%, 12/1/36	1,000	1,029
Houston Airport System Revenue Bonds, United Airlines Inc., Terminal (AMT),
4.00%, 7/1/41	1,000	852
Houston Higher Education Finance Corp. University Revenue Bonds, Houston Baptist University Project,
4.00%, 10/1/51	500	414
Mission Economic Development Corp. Senior Lien Revenue Refunding Bonds (AMT), Natgasoline,
4.63%, 10/1/31	2,000	2,033
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Texas – 6.6%continued
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Bonds, Morningside Ministries Project,
5.00%, 1/1/55	$1,000	$877
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Bonds, Presbyterian Village North Project,
5.25%, 10/1/55	1,000	878
New Hope Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Jubilee Academic Center,
4.00%, 8/15/56	2,000	1,550
New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue Refunding Bonds, Wichita Falls Retirement Foundation,
4.00%, 1/1/41	1,270	1,038
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, CHF-Collegiate Housing San Antonio, Prerefunded,
5.00%, 4/1/26(8)	3,000	3,284
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, Series A, Blinn College Project,
5.00%, 7/1/57	1,000	886
Newark Higher Education Finance Corp. Education Revenue Bonds, Series A, TLC Academy,
4.00%, 8/15/51	1,095	859
4.00%, 8/15/56	1,130	863
North Texas Tollway Authority Revenue Bonds, Series B,
3.00%, 1/1/51	1,825	1,388
San Antonio Education Facilities Corp. Revenue Bonds, Series A, Hallmark University Project,
5.00%, 10/1/51	1,500	1,244
Tarrant County Cultural Educational Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series B, Buckner Retirement Services,
5.00%, 11/15/46	4,000	4,133

FIXED INCOME FUNDS    162    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Texas – 6.6%continued
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/32	$500	$533
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds (AMT), Segment 3C Project,
5.00%, 6/30/58	1,500	1,485
Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding Bonds, LBJ Infrastructure Group,
4.00%, 6/30/40	500	458
Texas State Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Bonds (AMT), Blueridge Transportation,
5.00%, 12/31/45	1,250	1,260
Texas Water Development Board State Revolving Funds Revenue Bonds,
4.00%, 8/1/37	5,000	5,109
		42,203
Utah – 1.5%
Black Desert Public Infrastructure District Senior G.O. Limited Bonds, Series A,
4.00%, 3/1/51	2,500	1,933
Mida Mountain Village Public Infrastructure District Special Assessment Revenue Bonds,
4.00%, 8/1/50	1,000	774
Mida Mountain Village Public Infrastructure District Special Assessment Revenue Bonds, Series A,
5.00%, 8/1/50	1,000	943
Military Installation Development Authority Tax Allocation Revenue Bonds, Series A-1,
4.00%, 6/1/52	1,000	755
Uipa Crossroads Public Infrastructure District Utility Tax Allocation Bonds,
4.38%, 6/1/52	2,000	1,617
Utah Infrastructure Agency Tax-Exempt Telecommunications Revenue Bonds,
4.00%, 10/15/42	1,000	824
3.00%, 10/15/45	1,000	662
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Utah – 1.5%continued
Utah Infrastructure Agency Telecommunications Revenue Bonds,
5.00%, 10/15/46	$1,500	$1,430
Utah State Charter School Finance Authority Charter School Revenue Bonds, Mountain West Montessori Academy,
5.00%, 6/15/49	825	772
		9,710
Vermont – 0.9%
Vermont State EDA Mortgage Revenue Refunding Bonds, Wake Robin Corp. Project,
4.00%, 5/1/45	2,545	1,996
Vermont State Educational & Health Buildings Financing Agency Revenue Refunding Bonds, Middlebury College Project,
4.00%, 11/1/50	4,000	3,808
		5,804
Virgin Islands, U.S. – 0.8%
Matching Fund Special Purpose Securitization Corporation Revenue Refunding Bonds, Series A,
5.00%, 10/1/39	5,000	5,040
Virginia – 0.9%
Lynchburg Economic Development Authority Hospital Revenue Refunding Bonds, Centra Health Obligated Group,
3.00%, 1/1/51	750	504
Virginia College Building Authority Educational Facilities Revenue Refunding Bonds, Regent University Project,
3.00%, 6/1/41	400	304
Virginia Small Business Financing Authority Private Activity Senior Revenue Bonds (AMT), Transform 66-P3 Project,
5.00%, 12/31/49	1,000	1,019
Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project, Green Bonds,
5.25%, 7/1/35	270	272

NORTHERN FUNDS QUARTERLY REPORT     163    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Virginia – 0.9%continued
5.00%, 7/1/45	$2,515	$2,448
Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), 95 Express,
4.00%, 1/1/48	500	444
Virginia State Small Business Financing Authority Solid Waste Disposal Facilities Revenue Bonds (AMT), Covanta Project,
5.00%, 7/1/38(4) (5) (6)	1,000	976
		5,967
Washington – 1.5%
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station,
4.00%, 7/1/42	3,000	2,985
Washington State Higher Education Facilities Authority Revenue Bonds, Whitworth University Project,
4.00%, 10/1/49	2,250	2,005
Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding Bonds, The Hearthstone Project,
5.00%, 7/1/48(1)	525	417
5.00%, 7/1/53(1)	500	388
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Series A, Spokane International Academy Project,
5.00%, 7/1/50	710	683
Washington State Housing Finance Commission Revenue Bonds, Rockwood Retirement Communities Project,
5.00%, 1/1/55	2,000	1,548
Washington State Housing Finance Commission Revenue Bonds, Series A, Transforming Age Project,
5.00%, 1/1/55	1,000	882
Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,
3.50%, 12/20/35	492	450
		9,358
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
West Virginia – 0.8%
South Charleston Special District Excise Tax Revenue Refunding Bonds, South Charleston Park Place,
4.50%, 6/1/50	$1,500	$1,165
West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Bonds (AMT), Senior-Arch Resources,
5.00%, 7/1/25(4) (5) (6)	1,000	1,017
West Virginia State Hospital Finance Authority, Revenue Refunding Bonds, Cabell Huntington Hospital,
5.00%, 1/1/43	3,000	3,029
		5,211
Wisconsin – 5.7%
Gillett Solid Waste Disposal Revenue Bonds (AMT), North LLC Renewable,
5.50%, 12/1/32(1)	1,500	1,256
PFA Charter School Revenue Bonds, Freedom Classical Academy, Inc.,
5.00%, 1/1/56(1)	1,000	878
PFA Charter School Revenue Bonds, Series A, Eno River Project,
5.00%, 6/15/54(1)	1,375	1,282
PFA Education Revenue Bonds, Guildford Preparatory Academy,
5.00%, 4/1/47(1)	500	449
5.00%, 4/1/57(1)	1,000	868
PFA Education Revenue Bonds, North Carolina Leadership Academy,
5.00%, 6/15/49(1)	520	490
PFA Education Revenue Bonds, The Franklin School of Innovation,
5.00%, 1/1/42(1)	600	558
5.00%, 1/1/57	1,000	869
PFA Educational Facilities Revenue Bonds, Charter Day School, Inc., Project,
5.00%, 12/1/55	2,500	2,328
PFA Educational Facilities Revenue Bonds, Series A, Kipp Charlotte, Inc.,
5.00%, 10/15/50(1)	1,000	948
PFA Educational Facility Revenue Refunding Bonds, Estancia Valley Classical,
4.25%, 7/1/51(1)	1,345	1,004

FIXED INCOME FUNDS    164    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Wisconsin – 5.7%continued
PFA Healthcare Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated,
4.00%, 7/1/46	$1,000	$882
4.00%, 7/1/51	875	754
PFA Hospital Revenue Refunding Bonds, Series 2021A, UNC Health Southeastern,
4.00%, 2/1/51	2,000	1,685
PFA Hotel Senior Lien Revenue Bonds, Grand Hyatt San Antonio Project,
5.00%, 2/1/52	1,000	1,011
PFA Hotel Subordinate Revenue Bonds, Grand Hyatt San Antonio Project,
5.63%, 2/1/46	1,000	966
PFA Retirement Facilities First Mortgage Revenue Bonds, Series A,
5.25%, 3/1/55(1)	1,000	932
PFA Retirement Facilities Revenue Refunding Bonds, Friend's Homes,
5.00%, 9/1/54	1,500	1,370
PFA Revenue Bonds, College Achieve Central Charter School,
5.00%, 6/15/51(1)	1,500	1,376
PFA Revenue Bonds, Series A, Viticus Group Project,
4.25%, 12/1/51(1)	2,805	2,290
PFA Revenue Bonds, Texas Biomedical Research Institute,
3.00%, 6/1/48	1,000	685
PFA Revenue Refunding Bonds, Roseman University of Health,
4.00%, 4/1/52	1,255	1,002
PFA Revenue Refunding Bonds, Ultimate Medical Academy,
5.00%, 10/1/34	1,000	1,026
PFA Senior Revenue Bonds (AMT), Fargo-Moorhead Metropolitan Area Flood Risk Management Project, Green Bonds,
4.00%, 9/30/51	1,500	1,205
PFA Senior Revenue Bonds, Wonderful Foundations Charter School Portfolio Projects,
5.00%, 1/1/55	1,500	1,331
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Wisconsin – 5.7%continued
PFA Special Facility Revenue Bonds (AMT), Sky Harbour Capital LLC AV,
4.25%, 7/1/54	$1,500	$1,153
PFA Student Housing Revenue Bonds, NC A&T Real Estate Foundation, LLC Project,
5.00%, 6/1/49	1,000	996
PFA Student Housing Sustainability Revenue Bonds, University of Hawaii Foundation Project,
4.00%, 7/1/61	500	414
PFA Student Housing Taxable Sustainability Revenue Bonds, University of Hawaii Foundation Project,
5.35%, 7/1/40	600	522
Public Finance Authority Education Revenue Bonds, Uwharrie Charter Academy Project,
5.00%, 6/15/52	1,000	932
Public Finance Authority Educational Facility Revenue Refunding Bonds, Lenoir Rhyne University,
4/1/52(9)	1,000	986
Public Finance Authority Educational Facility Revenue Refunding Bonds, Queens University of Charlotte,
4.75%, 3/1/52	1,000	920
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Hope Christian Schools,
4.00%, 12/1/51	850	684
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Oakwood Lutheran Senior,
4.00%, 1/1/57	2,000	1,533
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, St. Camillus Health System,
5.00%, 11/1/54	1,000	909
		36,494

NORTHERN FUNDS QUARTERLY REPORT     165    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Wyoming – 0.4%
Campbell County Solid Waste Facilities Revenue Refunding Bonds, Basin Electric Power Cooperative,
3.63%, 7/15/39	$3,000	$2,760
Total Municipal Bonds
(Cost $712,972)		614,543

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(11) (12)	13,183,463	$13,183
Total Investment Companies
(Cost $13,183)		13,183

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
Brazoria County Industrial Development Corporation Solid Waste Disposal Facilities Variable Revenue Bonds (AMT), Aleon Renewable Metals, 10.00%, 6/1/23(4) (5) (6)	$1,000	$976
	Total Short-Term Investments
	(Cost $979)	976

	Total Investments – 98.3%
	(Cost $729,611)	630,973
	Other Assets less Liabilities – 1.7%	10,601
	NET ASSETS – 100.0%	$641,574

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Restricted security that has been deemed illiquid. At June 30, 2022, the value of these restricted illiquid securities amounted to approximately $2,883,000 or 0.4% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project, 5.63%, 7/1/48	11/8/18	$1,993
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Benloch Ranch Improvement Association No 2, 10.00%, 12/1/51	3/22/22	$977

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Maturity date represents the puttable date.
(5)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(6)	Variable or floating rate security. Rate as of June 30, 2022 is disclosed.
(7)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(8)	Maturity date represents the prerefunded date.
(9)	When-Issued Security. Coupon rate is not in effect at June 30, 2022.
(10)	Security has converted to a fixed rate as of May 3, 2021, and will continue at a fixed rate going forward.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of June 30, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

EDA - Economic Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

MFH - Multi-Family Housing

NCCD - National Campus and Community Development Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

FIXED INCOME FUNDS    166    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
Q-SBLF - Qualified School Bond Loan Fund

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	0.3%
Municipal Bonds	95.8%
Investment Companies	2.1%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds:
Consumer Services	$—	$1,420	$—	$1,420
Real Estate Owners & Developers	—	—	851	851
Total Corporate Bonds	—	1,420	851	2,271
Municipal Bonds(1)	—	614,543	—	614,543
Investment Companies	13,183	—	—	13,183
Short-Term Investments	—	976	—	976
Total Investments	$13,183	$616,939	$851	$630,973

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$42,137	$89,133	$118,087	$19	$13,183	13,183,463
NORTHERN FUNDS QUARTERLY REPORT     167    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.2%
Engineering & Construction – 0.0%
Nature Conservancy (The),
1.30%, 7/1/28	$1,350	$1,164
Health Care Facilities & Services – 0.2%
Bon Secours Mercy Health, Inc.,
3.46%, 6/1/30	500	469
Seattle Children's Hospital,
1.21%, 10/1/27	5,000	4,282
		4,751
Total Corporate Bonds
(Cost $6,850)		5,915

MUNICIPAL BONDS – 95.6%
Alabama – 1.5%
Alabama State Corrections Institution Finance Authority Revenue Bonds,
7/1/35(1)	2,900	3,205
Black Belt Energy Gas District Alabama Gas Supply Revenue Bonds, Series A,
4.00%, 8/1/47(2) (3)	5,000	5,000
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 12/1/31(2) (3) (4)	5,000	5,070
Black Belt Energy Gas District Revenue Bonds, Series A, Gas Project No. 8,
4.00%, 12/1/29(2) (3) (4)	7,500	7,510
South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series A, Project No. 2,
4.00%, 6/1/24(2) (3) (4)	7,500	7,573
Southeast Energy Authority Revenue Bonds, A Cooperative District Commodity Supply Project No. 2, Series B,
4.00%, 12/1/31(2) (3) (4)	5,000	4,978
		33,336
Alaska – 0.7%
Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	5,000	5,493
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital, Prerefunded,
4.00%, 6/1/25(5)	1,445	1,515
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Alaska – 0.7%continued
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital, Unrefunded Balance,
4.00%, 6/1/36	$3,555	$3,556
Anchorage Electric Utility Senior Lien Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 12/1/24(5)	5,000	5,347
		15,911
Arizona – 2.6%
Arizona Board of Regents State University System Revenue Bonds, Series B, Green Bonds,
5.00%, 7/1/42	1,000	1,063
Arizona IDA Hospital Revenue Bonds, Phoenix Children's Hospital,
5.00%, 2/1/32	1,800	2,050
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/36	315	288
4.00%, 7/1/41	800	700
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,500	1,352
Arizona State Transportation Board Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/25	10,000	10,557
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/28	12,000	12,618
Chandler Excise TRB, Prerefunded,
5.00%, 7/1/23(5)	5,000	5,163
Chandler Industrial Development Authority Variable Revenue Bonds (AMT), Intel Corp.,
5.00%, 6/3/24(2) (3) (4)	1,000	1,047
La Paz County IDA Education Facility Lease Revenue Bonds, Harmony Public Schools Project,
4.00%, 2/15/41	425	377
4.00%, 2/15/46	335	286

FIXED INCOME FUNDS    168    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Arizona – 2.6%continued
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,
5.00%, 7/1/35	$1,775	$1,945
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/47	1,500	1,589
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	180	180
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,530
Maricopa County Unified School District No. 69 Paradise Valley School Improvement Project 2015 G.O. Unlimited Bonds, Series C,
5.00%, 7/1/26	1,500	1,648
Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,
4.00%, 7/1/44	2,000	1,938
Phoenix Civic Improvement Corp. District Convertible Revenue CABS, Series B, Civic Plaza (NATL Insured),
5.50%, 7/1/38	2,500	3,049
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Refunding Bonds,
5.00%, 7/1/30	2,000	2,189
Phoenix Civic Improvement Corporation Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	2,000	1,521
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/35	5,000	5,302
		57,392
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Arkansas – 0.2%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	$4,000	$3,212
Little Rock School District G.O. Unlimited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.25%, 2/1/41	1,485	1,102
		4,314
California – 9.7%
Anaheim Housing & Public Improvements Authority Revenue Refunding Bonds, Electric Utility Distribution System,
5.00%, 10/1/34	1,250	1,358
5.00%, 10/1/52	5,000	5,329
Burbank Unified School District G.O. Unlimited Convertible CABS, Series A, Prerefunded,
(Step to 5.00% on 8/1/23), 0.00%, 2/1/25(5) (6)	3,500	3,561
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(2) (3) (4)	15,000	14,989
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(2) (3) (4)	10,000	10,195
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	1,922	1,900
California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,437	3,207
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	4,955	4,959
California Housing Finance Agency Municipal Social Certificates Revenue Bonds, Class A,
3.25%, 8/20/36	1,982	1,806

NORTHERN FUNDS QUARTERLY REPORT     169    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
California – 9.7%continued
California State Department of Water Resources Central Valley Project Revenue Bonds, Series BA, Water System,
5.00%, 12/1/32	$2,000	$2,270
California State G.O. Unlimited Bonds,
5.00%, 4/1/29	7,500	8,638
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State G.O. Unlimited Refunding Bonds,
5.00%, 11/1/29	5,000	5,800
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 10/1/27	6,500	7,343
5.00%, 10/1/29	5,000	5,794
5.00%, 4/1/33	24,000	26,394
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars Sinai Health System,
4.00%, 8/15/48	1,500	1,464
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election,
(Step to 6.63% on 8/1/26), 0.00%, 8/1/35(6)	11,850	12,657
Glendale Electric Works Revenue Bonds,
5.00%, 2/1/43	5,000	5,129
Los Angeles California Department of Airports Subordinate Revenue Bonds, Series C (AMT),
5.00%, 5/15/32	1,000	1,075
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, Prerefunded,
5.00%, 8/1/24(5)	10,000	10,615
Los Angeles County Development Authority General Revenue Refunding Bonds,
4.00%, 9/1/39	2,360	2,352
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
California – 9.7%continued
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/35	$600	$627
Los Angeles Department of Airports Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/26	2,500	2,552
Los Angeles Department of Airports Subordinate Revenue Bonds, Los Angeles International,
5.00%, 5/15/34	4,135	4,212
Los Angeles Department of Airports Subordinate Revenue Bonds, Series C (AMT),
5.00%, 5/15/35	10,000	10,614
Los Angeles Department of Water & Power System Revenue Bonds, Series D,
5.00%, 7/1/39	2,500	2,620
Los Angeles Unified School District G.O Unlimited Bonds, Series C,
4.00%, 7/1/33	5,265	5,569
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(2) (3) (4)	7,500	7,626
Palomar Community College District G.O. Unlimited Convertible CABS, Election,
(Step to 6.38% on 8/1/30), 0.00%, 8/1/45(6)	6,250	5,406
Sacramento County Airport System Revenue Refunding Bonds, Series C (AMT),
5.00%, 7/1/35	6,000	6,324
San Diego County Regional Airport Authority Subordinate Revenue Bonds, Series B (AMT),
5.00%, 7/1/51	1,750	1,833
San Francisco California City & County Airport Commission International Revenue Refunding Bonds, Series H (AMT),
5.00%, 5/1/27	5,000	5,445

FIXED INCOME FUNDS    170    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
California – 9.7%continued
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/35	$3,500	$3,723
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/39	2,355	2,480
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/30	5,000	5,519
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,
4.00%, 11/1/33	2,500	2,548
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series C, Election of 2016,
5.00%, 6/15/32	3,000	3,420
San Francisco City & County Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 6/15/33	5,000	5,678
Santa Clara Valley Water District COPS, Series C,
5.00%, 6/1/24	650	686
		213,797
Colorado – 2.4%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.25%, 12/1/40	4,775	5,215
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(5)	225	253
Arvada Sales & Use TRB,
5.00%, 12/1/31	3,000	3,407
Colorado Springs Utilities Revenue Bonds, Series A-4,
5.00%, 11/15/43	6,500	7,121
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Colorado – 2.4%continued
Colorado State COPS ,Series A,
4.00%, 12/15/36	$5,000	$5,009
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	987
4.00%, 11/15/46	3,500	3,401
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/34	1,000	1,053
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	1,000	1,076
Denver City & County Airport System Subordinate Revenue Bonds, Series B,
5.25%, 11/15/28	1,500	1,552
5.25%, 11/15/29	1,740	1,800
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	3,000	3,130
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series B,
5.00%, 12/1/43	5,000	5,303
Denver City & County Dedicated TRB, Series A-1,
5.00%, 8/1/48	2,750	2,940
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding),
5.50%, 12/1/22	5,000	5,083
La Plata County School District No. 9-R Durango G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 11/1/29	2,740	3,167
Larimer & Weld Counties School District No. RE-5J G.O. Unlimited Refunding Bonds (State Aid Withholding),
4.00%, 12/1/34	1,850	1,936

NORTHERN FUNDS QUARTERLY REPORT     171    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Colorado – 2.4%continued
University of Colorado Enterprise Revenue Bonds, Series A, Prerefunded,
5.00%, 6/1/23(5)	$1,000	$1,030
		53,463
Connecticut – 0.9%
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 9/1/31	1,000	1,046
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/31	5,000	5,556
5.00%, 10/1/35	5,000	5,454
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	8,000	8,764
		20,820
Delaware – 0.1%
Delaware State G.O. Unlimited Bonds, Series A,
5.00%, 1/1/29	2,000	2,305
District of Columbia – 1.2%
District of Columbia G.O. Unlimited Bonds, Series C,
5.00%, 6/1/34	2,500	2,595
District of Columbia Water & Sewer Authority Public Utility Subordinate Lien Revenue Refunding Bonds, Series C, Prerefunded,
5.00%, 10/1/24(5)	5,000	5,326
Metropolitan Washington Airports Authority System Revenue Refunding Bonds (AMT),
5.00%, 10/1/30	2,630	2,838
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	5,510	5,608
5.00%, 10/1/30	2,500	2,785
5.00%, 10/1/43	2,000	2,101
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
District Of Columbia – 1.2%continued
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	$3,000	$3,254
5.00%, 7/1/43	2,000	2,145
		26,652
Florida – 5.5%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/37	1,500	1,568
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/30	2,000	2,190
Broward County Airport System Revenue Bonds, Series Q-1, Prerefunded,
5.00%, 10/1/22(5)	1,295	1,306
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), Unrefunded Balance,
5.00%, 9/1/24	330	331
5.00%, 9/1/25	330	331
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Unrefunded Balance,
5.00%, 9/1/23	835	837
Broward County School Board COPS, Series B,
5.00%, 7/1/36	5,000	5,617
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series B,
4.00%, 7/1/35	6,500	6,555
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,099
Florida Municipal Power Agency Revenue Refunding Bonds, Series A, St. Lucie Project,
5.00%, 10/1/30	1,100	1,222
Florida State Atlantic University Finance Corp. Capital Improvement Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	2,000	2,222

FIXED INCOME FUNDS    172    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Florida – 5.5%continued
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series E,
5.00%, 6/1/26	$2,095	$2,260
Florida State Board of Education Public Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/28	5,000	5,706
Florida State Department Transportation G.O. Unlimited Refunding Bonds,
3.00%, 7/1/30	5,000	5,000
Florida State Development Finance Corp. Variable Revenue Bonds (AMT), Brightline Passenger,
0.30%, 12/1/56(2) (3)	2,570	2,570
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	1,000	1,083
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	5,000	5,016
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,537
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport, Prerefunded,
5.00%, 10/1/24(5)	4,000	4,256
Hillsborough County IDA Hospital Revenue Bonds, Series A, Tampa General Hospital Project,
4.00%, 8/1/45	3,000	2,784
Jacksonville Sales Tax Revenue Refunding Bonds,
5.00%, 10/1/30	5,500	5,533
Lakeland Energy System Revenue Bonds,
5.00%, 10/1/48	5,000	5,971
Lee County Airport Revenue Bonds, Series B (AMT),
5.00%, 10/1/31	1,840	2,035
4.00%, 10/1/51	2,500	2,322
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Florida – 5.5%continued
Lee County School Board Refunding COPS,
5.00%, 8/1/22	$800	$802
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	1,320	1,373
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	650	671
Miami-Dade County Housing Finance Authority Multifamily Housing Variable Revenue Bonds, Platform 3750 II LLC,
0.25%, 8/1/23(2) (3) (4)	2,500	2,442
Miami-Dade County School Board COPS, Series A, Prerefunded,
5.00%, 5/1/23(5)	5,000	5,128
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-1 (AGM Insured) (AMT),
4.00%, 10/1/45	2,325	2,162
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	11,430	8,710
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,514
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/22	2,500	2,524
Orange County HFA Multifamily Variable Revenue Bonds, Dunwoodie Place Apartments,
0.20%, 9/1/23(2) (3) (4)	2,200	2,115
Orlando Utilities Commission Utility System Revenue Bonds, Series B,
1.25%, 10/1/28(2) (3) (4)	1,000	840
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	5,000	5,466
Reedy Creek Improvement District G.O. Limited Bonds, Series A, Prerefunded,
5.25%, 6/1/23(5)	10,000	10,324

NORTHERN FUNDS QUARTERLY REPORT     173    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Florida – 5.5%continued
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	$4,000	$3,921
		120,343
Georgia – 4.5%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds,
5.00%, 7/1/37	5,000	5,433
Burke County Development Authority Pollution Control Revenue Bonds, Go Power Company Plant Vogtle Project-FIF,
2.20%, 10/1/32	650	605
Columbus Sales Tax Revenue G.O Unlimited Bonds,
5.00%, 1/1/29	5,000	5,721
Downtown Savannah Authority Revenue Bonds, Chatham County Judicial Complex,
5.00%, 6/1/32	1,250	1,349
Gainesville & Hall County Hospital Authority Revenue Anticipation Certificates, Northeast Georgia Health System, Inc. Project,
2.50%, 2/15/51	7,500	4,800
3.00%, 2/15/51	5,000	3,582
Georgia State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/31	10,965	12,380
4.00%, 7/1/36	5,000	5,182
Georgia State G.O. Unlimited Refunding Bonds, Series A, Bidding Group 1,
5.00%, 7/1/33	2,855	3,357
Georgia State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 1/1/28	3,745	4,173
Georgia State Ports Authority Revenue Bonds,
2.63%, 7/1/51	900	631
Gwinnett County School District G.O. Unlimited Bonds, Series A,
1.75%, 8/1/25	9,700	9,515
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/23(2) (3) (4)	14,500	14,754
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Georgia – 4.5%continued
4.00%, 9/1/27(2) (3) (4)	$10,000	$10,253
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(2) (3) (4)	9,755	9,952
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,593
Paulding County Hospital Authority Revenue Refunding Bonds, Wellstar Health System, Inc.,
5.00%, 4/1/43	1,500	1,618
Walton Industrial Building Authority Revenue Bonds, Walton County Jail Facility Project,
4.00%, 2/1/52	2,500	2,453
		98,351
Hawaii – 1.6%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/28	1,025	1,124
5.00%, 7/1/30	1,250	1,352
5.00%, 7/1/43	5,000	5,220
Hawaii State G.O. Unlimited Refunding Bonds, Series EP, Prerefunded,
5.00%, 8/1/24(5)	10,000	10,609
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 10/1/35	4,825	5,160
Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution,
5.00%, 7/1/27	11,755	12,681
		36,146
Idaho – 0.1%
Idaho State Housing & Finance Association Sales Tax Revenue Bonds, Transportation Expansion & Mitigation,
5.00%, 8/15/42	1,750	1,990

FIXED INCOME FUNDS    174    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Illinois – 3.9%
Champaign County Community Unit School District No. 4 G.O. Unlimited Bonds, Series A,
5.00%, 1/1/32	$2,300	$2,570
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series A (AMT),
5.50%, 1/1/30	2,025	2,046
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series B,
5.25%, 1/1/34	2,500	2,530
Chicago O'Hare International Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/29	5,000	5,244
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series C (AMT),
5.25%, 1/1/27	500	507
Chicago Transit Authority Sales Tax Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/52	3,250	3,495
Cook County Community Consolidated School District No. 34 G.O. Unlimited Bonds, Series A,
2.00%, 12/1/38	5,000	3,494
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/33	5,000	5,474
5.25%, 11/15/35	5,000	5,517
Cook Kane Lake & Mchenry Counties Community College District No. 512 G.O. Unlimited Bonds,
4.00%, 12/15/30	5,000	5,295
Dupage County Forest Preserve District G.O. Unlimited Refunding Bonds,
5.00%, 1/1/23	1,000	1,017
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/44	1,030	1,122
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/32	1,940	1,981
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Illinois – 3.9%continued
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare, Prerefunded,
4.25%, 1/1/28(5)	$5,000	$5,447
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,955	2,003
Illinois State Finance Authority Variable Revenue Bonds, Series B, The Carle Foundation,
5.00%, 8/15/31(2) (3) (4)	3,850	4,393
Illinois State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 3/1/25	4,000	4,203
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	7,000	6,951
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/46	2,500	2,703
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/33	1,720	1,838
5.00%, 1/1/41	3,000	3,151
Joliet Waterworks & Sewage Senior Lien Revenue BANS,
5.00%, 1/1/24	2,265	2,352
Lake Cook Kane & Mchenry County Community Unit School District No. 220 G.O. Unlimited Bonds, Barrington,
5.00%, 12/1/30	3,835	4,471
Lake County Community Consolidated School District No. 41 Lake Villa G.O. Unlimited Bonds (BAM Insured),
4.00%, 11/1/31	1,000	1,047
Lake County Community Consolidated School District No.73 Hawthorn G.O. Unlimited Bonds,
2.25%, 1/1/40	2,245	1,665
Lake County Forest Preservation District G.O. Unlimited Refunding Bonds,
2.00%, 12/15/31	1,765	1,557

NORTHERN FUNDS QUARTERLY REPORT     175    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Illinois – 3.9%continued
University of Illinois Revenues Auxiliary Facilities System Revenue Bonds, Series A,
5.00%, 4/1/33	$1,885	$1,944
Will, Grundy, Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source, Prerefunded,
5.25%, 12/1/23(5)	2,500	2,619
		86,636
Indiana – 1.3%
Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,
4.25%, 10/1/44	10,000	10,000
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,
5.00%, 12/1/40	4,000	4,125
Indiana State Finance Authority Revenue Refunding Bonds, Series A, Stadium Project,
5.00%, 2/1/30	3,000	3,423
Indiana State Finance Authority Revenue Refunding Bonds, State Revolving, Green Bonds,
5.00%, 2/1/30	5,000	5,768
Logansport Renovation School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/27	1,025	1,138
5.00%, 7/15/30	1,190	1,354
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 1/10/24	920	944
Vinton-Tecumseh School Building Corp. Revenue Bonds (State Intercept Program),
5.00%, 1/15/30	1,125	1,288
5.00%, 7/15/30	1,150	1,323
		29,363
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Iowa – 0.2%
Cedar Rapids Community School District Infrastructure Sales Services Revenue Refunding Bonds, Series B,
5.00%, 7/1/22	$1,900	$1,900
Pefa Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(2) (3) (4)	2,500	2,625
		4,525
Kansas – 1.1%
Johnson County Unified School District No. 512 Shawnee Mission G.O. Unlimited Refunding Bonds, Series A,
4.00%, 10/1/22	5,000	5,032
Leawood G.O. Unlimited Temporary Notes,
1.50%, 9/1/22	15,000	15,001
Manhattan G.O. Unlimited Temporary Notes, Series 2021-01,
0.20%, 6/15/24	4,875	4,601
		24,634
Kentucky – 4.1%
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.00%, 2/1/32	5,250	4,404
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,076
Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),
4.00%, 6/1/31	3,935	4,074
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/34	750	790
5.00%, 8/1/35	550	578
5.00%, 8/1/36	750	785
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1,
4.00%, 8/1/30	6,175	6,225

FIXED INCOME FUNDS    176    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Kentucky – 4.1%continued
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1, Gas Supply,
4.00%, 6/1/25(2) (3) (4)	$15,000	$15,200
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply,
4.00%, 2/1/28(2) (3) (4)	10,000	10,082
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(2) (3) (4)	26,725	27,046
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare Inc.,
4.00%, 10/1/36	1,315	1,280
Louisville & Jefferson County Metro Government Pollution Control Revenue Refunding Bonds (AMT), Gas & Electric,
1.35%, 11/1/27	2,500	2,232
Louisville & Jefferson County Metro Government Pollution Control Revenue Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	14,500	11,659
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Refunding Bonds, Series B,
5.00%, 5/15/24	500	528
Trimble County Pollution Control Variable Revenue Refunding Bonds (AMT), Louisville Gas and Electric Co.,
1.30%, 9/1/27(2) (3) (4)	1,000	840
		90,799
Louisiana – 1.8%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A,
1.30%, 2/1/28(2) (3) (4)	2,500	2,170
Lake Charles Harbor & Terminal District Variable Revenue Bonds (AMT), Big Lake Fuels,
1.00%, 12/1/24(2) (3) (4)	7,000	6,591
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Louisiana – 1.8%continued
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	$7,500	$6,078
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.00%, 5/15/28	400	437
5.00%, 5/15/30	700	772
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,925	2,992
Louisiana State G.O. Unlimited Bonds,
4.00%, 5/1/32	2,500	2,556
Louisiana State G.O. Unlimited Bonds, Series A, Prerefunded,
4.00%, 5/15/23(5)	6,500	6,632
Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,
5.00%, 5/1/45	4,000	4,287
Louisiana State Highway Improvement Revenue Bonds, Series A, Prerefunded,
5.00%, 6/15/24(5)	5,390	5,702
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/30	1,505	1,601
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.20%, 7/1/26(2) (3) (4)	1,000	930
		40,748
Maine – 0.2%
Maine State Housing Authority Energy Housing & Economic Revenue Fund Revenue Refunding Bonds, Series 1,
5.00%, 6/15/35	3,730	4,218

NORTHERN FUNDS QUARTERLY REPORT     177    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Maryland – 4.0%
Anne Arundel County Consolidated General Improvements G.O. Limited Bonds,
5.00%, 10/1/31	$1,455	$1,669
Howard County G.O. Unlimited Refunding Bonds, Series D,
5.00%, 2/15/30	2,500	2,811
5.00%, 2/15/31	10,000	11,201
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 2,
5.00%, 8/1/30	10,000	11,297
Maryland State And Local Facilities Loan G.O. Unlimited Bonds, Group 2,
5.00%, 8/1/32	10,000	11,584
Maryland State Department of Transportation Consolidated Revenue Bonds, Series A,
3.00%, 10/1/31	10,000	10,007
3.00%, 10/1/32	5,000	4,955
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
2.50%, 10/1/33	5,000	4,384
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, Second Issue,
5.00%, 10/1/27	10,000	11,083
Maryland State Forward Delivery G.O. Unlimited Refunding Bonds, Series D,
3.00%, 8/1/27	3,000	3,088
Montgomery County G.O. Unlimited Refunding Bonds, Series A, Consolidated Public Improvement Project,
5.00%, 8/1/30	5,615	6,572
Saint Mary's County G.O. Unlimited Bonds,
5.00%, 8/1/24	500	530
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Revenue Bonds, Second Series (County Gtd.),
5.00%, 6/1/37	5,000	5,380
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Maryland – 4.0%continued
Washington Suburban Sanitary District Revenue Bonds (County Gtd.),
4.00%, 12/1/32	$4,205	$4,521
		89,082
Massachusetts – 2.2%
Boston Water & Sewer Commission Senior Lien General Revenue Refunding Bonds, Series A, Prerefunded,
3.50%, 11/1/22(5)	4,030	4,058
Clean Water Trust Revenue Bonds, Series 23A, Green Bond,
5.00%, 2/1/30	1,830	2,130
Lawrence G.O. Limited Bonds (State Aid Withholding),
3.00%, 2/1/49	6,790	5,241
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	2,000	1,884
Massachusetts G.O. Limited Refunding Bonds, Series A (AMBAC Insured),
5.50%, 8/1/30	1,200	1,428
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(7)	3,000	2,420
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Northeastern University, Series A,
5.00%, 10/1/32	1,715	1,927
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
5.00%, 7/1/29	1,625	1,806
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A-2,
5.00%, 7/1/39	1,500	1,612
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/29	500	535

FIXED INCOME FUNDS    178    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Massachusetts – 2.2%continued
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Mass Institute Technology,
5.50%, 7/1/32	$785	$969
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/30	3,000	3,287
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/39	5,000	5,343
Massachusetts State Special Obligation Dedicated Revenue Refunding Bonds, (NATL Insured),
5.50%, 1/1/34	2,500	2,962
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	5,000	5,458
University of Massachusetts Building Authority Project Revenue Bonds, Senior-Series 1, Prerefunded,
4.00%, 11/1/22(5)	7,500	7,564
		48,624
Michigan – 1.9%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,540	1,691
Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A, (Q-SBLF Insured),
5.00%, 5/1/27	400	431
Grosse Pointe Public School System G.O. Unlimited Bonds,
3.00%, 5/1/34	1,815	1,656
Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
3.00%, 5/1/34	1,175	1,086
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/29	5,000	5,146
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Michigan – 1.9%continued
Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/22(5)	$3,970	$4,005
Michigan State Finance Authority Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Prerefunded,
5.00%, 12/1/22(5)	1,000	1,015
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technology University,
4.00%, 2/1/42	745	669
Michigan State Finance Authority Variable Revenue Refunding Bonds, Mclaren Healthcare,
1.20%, 4/13/28(2) (3) (4)	1,250	1,119
Michigan State G.O. Unlimited Refunding Bonds, Series A, Environmental Program,
1.00%, 12/1/25	1,000	955
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.00%, 12/1/37	2,505	2,433
Michigan State Trunk Line Revenue Bonds, Rebuilding Michigan Program,
5.00%, 11/15/29	5,000	5,763
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	1,635	1,759
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/34	3,400	3,558
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	9,690	10,277
		41,563
Minnesota – 1.0%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(2) (3) (4)	10,000	10,249

NORTHERN FUNDS QUARTERLY REPORT     179    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Minnesota – 1.0%continued
Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1,
5.00%, 9/1/29	$3,500	$4,057
5.00%, 9/1/30	5,000	5,862
Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A,
5.00%, 10/1/29	1,000	1,065
Minnesota State Various Purpose G.O. Unlimited Bonds, Prerefunded,
5.00%, 8/1/22(5)	245	246
		21,479
Mississippi – 0.2%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc. Project,
2.38%, 6/1/44	1,000	674
Mississippi State G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 11/1/26(5)	3,500	3,895
		4,569
Missouri – 1.3%
Curators of the University of Missouri System Facilities Revenue Bonds, Series B,
5.00%, 11/1/30	10,015	11,641
Kansas City Missouri Sanitary Sewer System Revenue Refunding Bonds, Series B,
5.00%, 1/1/31	1,700	1,982
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series A,
5.00%, 5/1/30	5,000	5,514
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	1,480	1,602
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Escrowed to Maturity,
5.00%, 7/1/23	125	129
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Missouri – 1.3%continued
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, Mercy Health,
5.00%, 6/1/30	$2,500	$2,713
Platte County School District No. 3 G.O. Unlimited Bonds,
5.25%, 3/1/34	2,710	3,184
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(7)	2,100	1,848
		28,613
Nebraska – 0.7%
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	4,070
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
4.00%, 2/1/42	5,000	4,974
Omaha Public Power District Electric Revenue Bonds, Series A,
5.00%, 2/1/30	4,740	5,365
		14,409
Nevada – 1.0%
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/34	2,500	2,529
Clark County School District G.O. Limited Bonds, Series B (AGM Insured),
5.00%, 6/15/31	1,000	1,128
Clark County School District G.O. Limited Bonds, Various Purpose-Medium Term Project,
3.00%, 6/15/26	1,265	1,265
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series C,
4.00%, 6/1/34	10,850	11,351
Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured),
3.25%, 10/1/42	6,500	5,693
		21,966

FIXED INCOME FUNDS    180    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
New Hampshire – 0.1%
Nashua G.O. Unlimited Refunding Bonds,
4.00%, 9/1/32	$1,895	$2,053
New Jersey – 1.1%
Jersey City G.O. Unlimited BANS, Series F,
2.00%, 12/1/22	10,000	10,019
Monmouth County General Improvement G.O. Unlimited Bonds, Series A,
5.00%, 1/15/25	7,275	7,805
New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
5.00%, 6/15/28	1,440	1,564
5.00%, 6/15/34	500	533
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.00%, 6/15/34	1,000	1,057
5.25%, 6/15/43	2,500	2,629
		23,607
New Mexico – 0.2%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Senior Lien Revenue Bonds,
4.00%, 7/1/31	1,300	1,394
Central New Mexico Community College G.O. Limited Bonds, Series A,
4.00%, 8/15/28	2,100	2,244
		3,638
New York – 17.4%
Colonie G.O. Unlimited BANS,
2.00%, 3/10/23	5,000	5,007
New York City Housing Development Corp. MFH Adjustable Revenue Bonds, Sustainable Development,
1.13%, 11/1/24(2) (3) (4)	1,000	962
New York City Housing Development Corp. MFH Revenue Bonds, Series B1B,
3.88%, 11/1/28	4,060	4,067
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
New York – 17.4%continued
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds (FNMA Insured),
2.95%, 2/1/26(2) (3) (4)	$4,000	$4,017
New York City Housing Development Corp. Multi-Family Housing Sustainable Development Revenue Bonds,
2.75%, 11/1/33	2,870	2,552
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,
5.00%, 6/15/46	5,000	5,065
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series BB,
5.00%, 6/15/49	3,865	4,170
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series CC-1,
5.00%, 6/15/52	7,480	8,181
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2 Block 5,
5.00%, 6/15/40	5,000	5,397
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/29	3,500	3,813
5.25%, 6/15/36	2,500	2,747
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/31	4,765	5,119
5.00%, 6/15/39	8,000	8,461
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Sub-Series EE,
4.00%, 6/15/45	10,000	9,810

NORTHERN FUNDS QUARTERLY REPORT     181    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
New York – 17.4%continued
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Bonds, Series GG,
5.00%, 6/15/50	$5,000	$5,413
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,210
New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S-3 Subseries S-3A (State Aid Withholding),
5.00%, 7/15/36	5,000	5,434
5.00%, 7/15/37	10,000	10,839
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Fiscal 2015,
5.00%, 8/1/32	2,500	2,636
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	2,000	2,160
5.00%, 8/1/42	1,500	1,615
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,
5.00%, 5/1/34	3,785	4,278
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series C Subseries C-1,
4.00%, 5/1/46	2,500	2,423
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-1,
8/1/44(1)	2,500	2,741
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B-1,
4.00%, 8/1/45	5,000	4,861
2.50%, 8/1/48	2,500	1,710
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
New York – 17.4%continued
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	$5,000	$5,379
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E-1,
4.00%, 2/1/46	2,500	2,424
4.00%, 2/1/49	12,500	12,058
New York City Transitional Finance Authority Subordinate Taxable Revenue Bonds, Series B-2,
1.55%, 8/1/28	5,000	4,346
New York G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/47	5,000	5,437
4.00%, 8/1/50	7,500	7,200
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/39	10,000	10,754
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Series E-1,
5.25%, 3/1/34	2,750	3,067
5.00%, 3/1/37	3,700	3,971
New York G.O. Unlimited Bonds, Series H,
5.00%, 8/1/30	5,000	5,165
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/36	1,150	1,239
New York G.O. Unlimited Refunding Bonds, Series B-1,
5.00%, 8/1/32	5,000	5,805
New York G.O. Unlimited Refunding Bonds, Series E,
5.00%, 8/1/28	1,045	1,138
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	170	170

FIXED INCOME FUNDS    182    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
New York – 17.4%continued
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,
5.00%, 7/1/36	$2,500	$2,760
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C,
5.00%, 10/1/31	665	737
5.00%, 10/8/32	575	633
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, School Districts Financing Program (AGM Insured State Aid Withholding),
5.00%, 10/1/22	1,585	1,599
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A,
4.00%, 3/15/49	10,000	9,692
3.50%, 3/15/52	5,000	4,399
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured),
5.50%, 3/15/30	7,040	8,299
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series E, Group 3,
5.00%, 3/15/42	5,000	5,397
New York State Dormitory Authority Sales TRB, Series A, Group C,
5.00%, 3/15/44	3,755	4,000
New York State Dormitory Authority Sales TRB, Series A, Prerefunded,
5.00%, 3/15/23(5)	10,000	10,242
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds,
3.00%, 3/15/51	5,000	3,928
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,000	2,228
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Group 5,
4.00%, 3/15/47	5,000	4,863
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
New York – 17.4%continued
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/36	$3,000	$2,811
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,112
New York State Dormitory Authority State Supported Debt Department of Health Revenue Refunding Bonds, Series A,
5.00%, 7/1/23	645	666
New York State HFA Revenue Bonds, Series F,
1.10%, 11/1/26	1,500	1,387
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series K-2 (SonyMA Insured),
1.00%, 11/1/26(2) (3) (4)	5,250	4,794
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMa, FHA Insured),
0.75%, 11/1/25	3,000	2,805
New York State Housing Finance Agency Affordable Housing Variable Climate Bond Certified Revenue Bonds (SonyMa Insured),
0.65%, 11/1/25(2) (3) (4)	2,500	2,311
New York State Housing Finance Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J (SonyMA Insured),
1.10%, 5/1/27(2) (3) (4)	8,000	7,203
New York State Housing Finance Agency Sustainability Revenue Bonds, Series K,
1.45%, 5/1/23	5,000	4,981
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 220,
2.60%, 10/1/39	3,300	2,657

NORTHERN FUNDS QUARTERLY REPORT     183    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
New York – 17.4%continued
New York State Mortgage Agency Homeowner Revenue Bonds, Series 242, Social Bonds (SonyMA Insured),
3.25%, 10/1/47	$5,000	$4,156
New York State Mortgage Agency Homeowner Revenue Bonds, Series 244, Social Bonds (SonyMA Insured),
2.75%, 4/1/35	3,150	2,754
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	3,000	2,493
New York State Power Authority Revenue Refunding Bonds, Series A, Green Bonds,
4.00%, 11/15/50	2,500	2,407
New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A-1, Group 3,
4.00%, 3/15/46	3,150	3,063
3.00%, 3/15/48	5,000	3,979
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project,
4.00%, 12/1/42	500	456
5.00%, 12/1/42	255	263
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/30	350	371
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	592
New York State Urban Development Corp. General Purpose Personal Income TRB,
5.00%, 3/15/37	5,000	5,424
5.00%, 3/15/40	2,500	2,699
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
New York – 17.4%continued
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	$1,500	$1,523
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/25	1,550	1,583
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
3.00%, 3/15/48	5,000	4,017
New York State Urban Development Corp. Taxable General Personal Income TRB,
3.90%, 3/15/33	5,000	4,879
New York Taxable G.O. Unlimited Refunding Bonds, Fiscal 202, Unrefunded Balance,
1.40%, 8/1/27	4,955	4,406
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT),
5.00%, 9/1/26	1,130	1,180
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	2,000	2,191
5.00%, 9/15/29	5,000	5,425
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 227 (AMT),
2.00%, 10/1/34	1,500	1,179
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),
2.00%, 10/1/32	12,550	10,356
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/22	1,000	1,010
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, Prerefunded,
4.00%, 10/15/24(5)	1,000	1,044
5.00%, 10/15/24(5)	5,000	5,332

FIXED INCOME FUNDS    184    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
New York – 17.4%continued
Schalmont Central School District G.O. Unlimited BANS, Series A (State Aid Withholding),
1.25%, 9/1/22	$5,000	$4,998
Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Subseries B-4A-R,
(Floating, U.S. SOFR + 0.38%), 1.39%, 2/1/24(3) (4)	1,485	1,452
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels,
5.00%, 5/15/47	5,000	5,477
5.00%, 5/15/52	2,500	2,830
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A-1,
5.00%, 5/15/51	5,655	6,136
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, Series C-3,
2.50%, 5/15/51	6,250	4,231
Triborough Bridge and Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, MTA Bridges and Tunnels,
5/15/32(1)	5,000	5,824
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute Project, Forward Delivery,
5.00%, 9/1/39	1,500	1,595
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,652
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	1,000	1,037
		384,364
North Carolina – 1.2%
Charlotte G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/27	3,500	3,594
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
North Carolina – 1.2%continued
Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/30	$1,000	$1,169
5.00%, 7/1/31	5,000	5,630
4.00%, 7/1/36	6,790	6,904
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue Refunding Bonds, Series A, Atrium Health,
5.00%, 1/15/35	5,000	5,400
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series B, Atrium Health,
1.95%, 11/1/29(2) (3) (4)	4,500	4,156
		26,853
Ohio – 0.7%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/32	1,285	1,354
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/29	100	108
4.00%, 12/1/35	300	293
Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds, Duke Energy Corp. Project,
4.00%, 6/1/27(2) (3) (4)	2,000	2,020
Ohio State Higher Education G.O. Unlimited Infrastructure Improvement Bonds, Series A,
4.00%, 2/1/32	2,500	2,502
Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,
5.00%, 11/1/39	1,365	1,494
Ohio State Turnpike Commission Revenue Refunding Bonds, Series A,
5.00%, 2/15/28	2,000	2,225
Ohio State University Revenue Bonds, Series A,
5.00%, 12/1/39	5,000	5,247
		15,243

NORTHERN FUNDS QUARTERLY REPORT     185    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Oregon – 0.4%
Clackamas Community College District G.O. Unlimited Bonds, Series B,
5.00%, 6/15/36	$1,600	$1,750
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Project (AGM Insured),
2.50%, 8/15/35	2,500	2,057
Metropolitan Dedicated TRB, Oregon Convention Center Hotel,
5.00%, 6/15/42	2,065	2,239
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project,
4.00%, 5/15/30	190	182
4.00%, 5/15/31	200	189
4.00%, 5/15/32	160	150
Tri-County Metropolitan Transportation District Sustainability Revenue Bonds, Series A,
5.00%, 9/1/30	1,000	1,164
5.00%, 9/1/31	1,800	2,115
		9,846
Pennsylvania – 2.5%
Commonwealth Financing Authority Taxable Revenue Bonds, Series A,
3.81%, 6/1/41	2,000	1,813
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/25	1,000	1,066
5.00%, 6/1/26	1,500	1,617
5.00%, 6/1/31	2,000	2,170
Montgomery County Higher Education & Health Authority Revenue Refunding Bonds, Thomas Jefferson University,
5.00%, 5/1/52	5,000	5,253
Neshaminy School District G.O. Limited Bonds, Series B (State Aid Withholding), Prerefunded,
5.00%, 11/1/23(5)	5,000	5,210
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/29	4,500	5,132
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Pennsylvania – 2.5%continued
5.00%, 8/15/37	$5,000	$5,359
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,
5.00%, 4/1/31	1,845	2,071
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds, Series 137, Social Bonds,
2.20%, 10/1/33	2,420	2,014
Pennsylvania State Turnpike Commission Revenue Bonds, Series A,
5.00%, 12/1/38	5,000	5,201
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/37	11,635	12,582
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series C,
5.00%, 12/1/46	1,200	1,293
Pittsburgh Water & Sewer Authority Revenue Refunding Bonds, Series C (AGM Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 1.56%, 12/1/23(3) (4)	3,500	3,502
		54,283
Rhode Island – 0.2%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds, Series 77-A, Social Bonds,
3.80%, 4/1/33	1,535	1,541
Rhode Island Housing & Mortgage Finance Corp. Variable Revenue Bonds, Sustainability Bonds (HUD Sector 8 Program),
0.45%, 10/1/23(2) (3) (4)	830	807
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan,
5.00%, 10/15/27	2,630	2,657
		5,005

FIXED INCOME FUNDS    186    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
South Carolina – 0.8%
Beaufort-Jasper Water & Sewer Authority South Carolina Waterworks & Sewer System Revenue Bonds, Series A,
5.00%, 3/1/30	$1,000	$1,139
Clemson University Revenue Bonds, Series A, Athletic Facilities,
3.00%, 5/1/48	1,000	768
Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,
4.00%, 2/1/24(2) (3) (4)	10,000	10,183
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC, CR MBIA Insured),
5.38%, 1/1/25	4,755	5,106
SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	534
		17,730
Tennessee – 1.2%
Chattanooga Health Educational & Housing Facility Board Revenue Refunding Bonds, Series A, Commonspirit Health,
4.00%, 8/1/36	1,000	976
4.00%, 8/1/38	1,000	963
Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	1,000	1,040
Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,
5.00%, 10/1/31	1,000	1,160
Metropolitan Government Nashville & Davidson County G.O. Unlimited & Improvement Bonds,
5.00%, 7/1/29	5,000	5,647
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Belmont University,
4.00%, 5/1/46	3,125	2,879
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Tennessee – 1.2%continued
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
5.00%, 10/1/38	$1,000	$1,044
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(2) (3) (4)	10,000	10,431
Tennessee State Energy Acquisition Corp. Gas Revenue Bonds,
4.00%, 11/1/25(2) (3) (4)	2,500	2,539
		26,679
Texas – 5.4%
Central Regional Mobility Authority Senior Lien Revenue Bonds,
5.00%, 1/1/43	1,930	2,016
Clifton Higher Education Finance Corporation Revenue Bonds, Series A, Idea Public Schools,
4.00%, 8/15/37	780	760
Clifton Higher Education Finance Corporation Revenue Bonds, Series T, Idea Public Schools (PSF, Gtd.),
4.00%, 8/15/37	1,000	1,053
Dallas Area Rapid Transit Sales Tax Senior Lien Revenue Refunding Bonds, Series B,
5.00%, 12/1/47	10,100	10,966
Forney Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
3.00%, 2/15/45	5,000	4,077
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.88%, 8/1/25(2) (3) (4)	1,195	1,138
Frisco Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/28	5,755	6,272
Harlandale Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
0.75%, 8/15/25(2) (3) (4)	5,000	4,749

NORTHERN FUNDS QUARTERLY REPORT     187    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Texas – 5.4%continued
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(2) (3) (4)	$2,500	$2,458
Harris County Cultural Educational Facilities Finance Corp. Revenue Bonds, Series A, Memorial Hermann Health System, Prerefunded,
5.00%, 12/1/24(5)	3,500	3,738
Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Senior Lien Revenue Bonds, Series A,
5.00%, 12/1/32	445	466
5.00%, 12/1/33	500	523
5.00%, 12/1/34	1,000	1,045
4.00%, 12/1/41	1,000	906
Little Elm Independent School District Variable G.O. Unlimited Bonds, School Building (PSF, Gtd.),
0.68%, 8/15/25(2) (3) (4)	1,480	1,401
Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series (AGM Insured), Escrowed to Maturity,
4.75%, 1/1/28	2,955	3,171
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/35	3,000	3,548
5.00%, 1/1/38	3,000	3,231
5.00%, 1/1/39	5,000	5,364
Northside Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
2.00%, 6/1/27(2) (3) (4)	5,000	4,787
Northside Texas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/30	1,640	1,837
Pasadena Independent School District Variable G.O. Unlimited Bonds, Series B, School Building (PSF, Gtd.),
1.50%, 8/15/24(2) (3) (4)	1,500	1,479
Round Rock Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/1/29	5,000	5,755
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Texas – 5.4%continued
San Antonio Education Facilities Corp. Revenue Refunding Bonds, University of the Incarnated Word,
4.00%, 4/1/41	$1,000	$917
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.75%, 12/1/25(2) (3) (4)	1,000	967
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Bonds, Methodist Hospitals of Dallas,
5.00%, 10/1/30	1,000	1,149
5.00%, 10/1/31	1,000	1,146
Texas State A&M University Financing System Revenue Bonds, Series D, Prerefunded,
5.00%, 5/15/23(5)	5,000	5,145
Texas State A&M University Revenue Refunding Bonds, Series C,
4.00%, 5/15/31	1,655	1,709
Texas State G.O. Unlimited Refunding Bonds, Series A, Transportation Commission,
5.00%, 10/1/23	70	73
Texas State G.O. Unlimited Refunding Bonds, Series B,
2.00%, 8/1/35	1,000	796
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/30	2,750	2,930
5.00%, 12/15/31	2,200	2,345
Texas State Transportation Commission Mobility Fund G.O. Unlimited Refunding Bonds, Prerefunded,
4.00%, 4/1/24(5)	5,000	5,177
5.00%, 4/1/24(5)	1,500	1,579
Texas State Transportation Commission Mobility Variable G.O. Unlimited Bonds,
0.65%, 4/1/26(2) (3) (4)	5,000	4,611
Texas State Water Development Board Revenue Bonds, Master Trust,
2.50%, 10/15/39	1,850	1,466

FIXED INCOME FUNDS    188    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Texas – 5.4%continued
Texas Water Development Board State Water Implementation Fund Revenue Bonds,
5.00%, 10/15/30	$7,940	$8,926
Trinity River Authority Central Regional Wastewater System Revenue Refunding Bonds,
3.00%, 8/1/31	5,000	4,937
University of Texas Revenue Refunding Bonds, Series I,
5.00%, 8/15/22	750	753
Wichita Falls Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
4.00%, 2/1/29	850	918
Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.),
2.25%, 8/15/41(2) (3)	1,750	1,736
		118,020
Utah – 1.1%
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/51	5,000	5,233
Salt Lake City International Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/46	5,000	5,264
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 6/15/25(5)	2,000	2,165
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series C (AGM Insured),
5.25%, 6/15/32	10,000	11,753
		24,415
Vermont – 0.1%
Vermont State G.O. Unlimited Bonds, Series B,
5.00%, 8/15/22	1,425	1,431
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Virginia – 2.7%
Albemarle County Economic Development Authority Residential Care Facility Revenue Refunding Bonds, Westminster-Canterbury of the Blue Ridge,
4.00%, 6/1/49	$1,905	$1,681
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System Project,
4.00%, 5/15/42	2,500	2,470
Fairfax County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 10/1/31	5,280	6,048
Henrico County G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/31	3,550	4,063
Henrico County Water & Sewer System Revenue Bonds,
4.00%, 5/1/46	10,000	10,080
Lynchburg Economic Development Authority Hospital Revenue Refunding Bonds, Centra Health Obligated Group,
4.00%, 1/1/47	750	694
3.00%, 1/1/51	1,000	671
4.00%, 1/1/55	750	672
Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), Prerefunded,
5.00%, 10/1/22(5)	1,500	1,513
Roanoke EDA Hospital Variable Revenue Refunding Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/30(2) (3) (4)	4,425	4,942
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment, Prerefunded,
4.38%, 2/1/23(5)	2,015	2,048
4.50%, 2/1/23(5)	5,500	5,594
Virginia State HDA Revenue Bonds, Series D,
1.60%, 5/1/31	880	748

NORTHERN FUNDS QUARTERLY REPORT     189    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Virginia – 2.7%continued
Virginia State HDA Revenue Bonds, Series K Non-AMT (GNMA/FNMA/FHLMC Insured),
1.95%, 12/1/32	$1,440	$1,187
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A-1,
5.00%, 8/1/29	4,650	5,368
Virginia State Public School Authority Special Obligation Prince William County Revenue Bonds (State Aid Withholding),
5.00%, 3/1/30	5,365	5,976
Virginia State Resources Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.50%, 10/1/22	1,000	1,011
Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,
4.00%, 1/1/45	2,000	1,901
3.38%, 1/1/51	1,000	803
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,810	1,409
		58,879
Washington – 2.7%
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station,
5.00%, 7/1/22	5,000	5,000
King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/30	10,000	10,984
Port of Seattle Revenue Refunding Bonds, Series A,
5.00%, 8/1/27	2,430	2,435
5.00%, 8/1/30	3,000	3,006
Seattle Solid Waste Revenue Refunding & Improvement Bonds,
4.00%, 6/1/31	1,865	1,944
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Washington – 2.7%continued
Snohomish County G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/32	$2,870	$3,357
University of Washington Revenue Refunding Bonds, Series A,
4.00%, 12/1/41	1,240	1,247
Washington State G.O. Unlimited Bonds, Series C, Bidding Group 3,
5.00%, 2/1/45	2,000	2,241
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	10,000	11,107
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
4.00%, 7/1/28	5,000	5,000
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/33	4,000	4,380
Washington State Health Care Facilities Authority Variable Revenue Refunding Bonds, Providence St. Joseph Health,
4.00%, 10/1/30(2) (3) (4)	5,000	5,136
Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,
3.50%, 12/20/35	985	900
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	3,000	3,101
		59,838
West Virginia – 0.1%
West Virginia State University Revenue Bonds, Series A, West Virginia University Projects, Prerefunded,
5.00%, 10/1/22(5)	1,745	1,760
Wisconsin – 1.8%
PFA Healthcare Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated,
5.00%, 7/1/40	325	339
5.00%, 7/1/41	375	391
PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,
3.00%, 6/1/45	2,500	1,885

FIXED INCOME FUNDS    190    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Wisconsin – 1.8%continued
PFA Hospital Taxable Revenue Bonds, Series 2021A, UNC Health Southeastern,
2.35%, 2/1/29	$2,000	$1,728
University Hospitals & Clinics Authority Revenue Refunding Bonds, University of Wisconsin Hospital, Green Bonds,
5.00%, 4/1/32	2,050	2,319
Wisconsin State Environmental Improvement Fund Revenue Bonds, Series A, Green Bonds,
5.00%, 6/1/29	2,500	2,880
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/32	2,500	2,885
5.00%, 5/1/40	5,000	5,375
Wisconsin State G.O. Unlimited Bonds, Series B,
4.00%, 5/1/30	3,250	3,432
Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 5/1/24	3,250	3,356
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 11/15/36	3,000	3,001
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	670	722
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/36	3,875	4,161
4.00%, 4/1/39	5,000	4,959
Wisconsin State Housing & EDA Home Ownership Revenue Refunding Bonds, Series A,
3.00%, 3/1/39	165	160
Wisconsin State Housing & EDA Variable Revenue Refunding Bonds, Series B (HUD Sector 8 Program),
0.50%, 11/1/24(2) (3) (4)	2,000	1,855
		39,448
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%continued
Wyoming – 0.0%
Laramie County Hospital Revenue Refunding Bonds, Cheyenne Regional Medical Center,
4.00%, 5/1/36	$200	$198
4.00%, 5/1/38	425	417
		615
Total Municipal Bonds
(Cost $2,251,820)		2,109,755

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(8) (9)	37,100,935	$37,101
Total Investment Companies
(Cost $37,101)		37,101

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 2.3%
California State Educational Facilities Authority Adjustable Revenue Bonds, California Institute of Technology, 0.75%, 7/8/22(3) (4) (10)	$1,600	$1,600
California State Educational Facilities Authority Variable Revenue Bonds, Series B, California Institute of Technology, 0.75%, 7/8/22(3) (4) (10)	650	650
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, St. Joseph Health System, 1.70%, 10/18/22(2) (3) (4)	2,750	2,751
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C-2, Yale University, 5.00%, 2/1/23(2) (3) (4)	5,000	5,086
District of Columbia Housing Finance Agency MFH Revenue Bonds, The Strand Residences Project, 1.45%, 8/1/22(2) (3) (4)	2,500	2,500
Durham Housing Authority MFH Revenue Bonds, JJ Henderson, 0.30%, 6/1/23(2) (3) (4)	3,000	2,935

NORTHERN FUNDS QUARTERLY REPORT     191    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.3%continued
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series A (PSF, Gtd.), 1.95%, 8/1/22(2) (3) (4)	$2,075	$2,075
Maricopa County IDA Revenue Bonds, Series B, Banner Health, 5.00%, 10/18/22(2) (3) (4)	500	505
Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1, 5.00%, 9/1/22	2,500	2,515
Montgomery County Variable G.O. Unlimited Bonds, Series E, 0.50%, 7/1/22(3) (4) (10)	5,000	5,000
Ohio State University Variable Revenue Bonds, Series B-1, 0.90%, 7/8/22(3) (4) (10)	1,925	1,925
Ohio State Water Development Authority Water Pollution Control Variable Revenue Bonds, Series A, 0.85%, 7/8/22(3) (4) (10)	2,140	2,140
Onondaga Central School District G.O. Unlimited BANS, Series B (State Aid Withholding), 1.25%, 7/29/22	10,000	9,998
Orange County HFA Multifamily Variable Revenue Bonds, Jernigan Gardens Project (HUD Sector 8 Program), 0.35%, 10/1/22(2) (3) (4)	5,000	4,969
Texas State Transportation Commission Central Turnpike System Taxable Revenue Refunding Bonds, Series B, 1.98%, 8/15/22(2) (3) (4)	750	750
Wisconsin State Housing & EDA Revenue Bonds, Series A, 1.60%, 11/1/22(2) (3) (4)	4,000	3,998
Total Short-Term Investments
(Cost $49,482)		49,397

Total Investments – 99.8%
(Cost $2,345,253)		2,202,168
Other Assets less Liabilities – 0.2%		4,947
NET ASSETS – 100.0%		$2,207,115

(1)	When-Issued Security. Coupon rate is not in effect at June 30, 2022.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable or floating rate security. Rate as of June 30, 2022 is disclosed.
(4)	Maturity date represents the puttable date.
(5)	Maturity date represents the prerefunded date.
(6)	Step coupon bond. Rate as of June 30, 2022 is disclosed.
(7)	Zero coupon bond.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2022 is disclosed.
(10)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

FIXED INCOME FUNDS    192    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

SonyMA - State of New York Mortgage Agency

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	0.2%
Municipal Bonds	95.6%
Investment Companies	1.7%
Short-Term Investments	2.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$5,915	$—	$5,915
Municipal Bonds(1)	—	2,109,755	—	2,109,755
Investment Companies	37,101	—	—	37,101
Short-Term Investments	—	49,397	—	49,397
Total Investments	$37,101	$2,165,067	$—	$2,202,168

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$72,206	$214,933	$250,038	$42	$37,101	37,100,935
NORTHERN FUNDS QUARTERLY REPORT     193    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 88.1%
Alabama – 1.3%
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 6/1/24	$400	$410
4.00%, 6/1/25	470	485
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/26(1) (2) (3)	2,500	2,530
Limestone County Water & Sewer Authority Water Revenue Refunding Bonds (BAM Insured), Prerefunded,
5.00%, 12/1/26(4)	3,000	3,344
Lower Gas District Gas Project Revenue Bonds,
4.00%, 12/1/25(1) (2) (3)	1,500	1,522
		8,291
Arizona – 1.3%
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/27	1,500	1,539
Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,
5.00%, 8/1/23	1,250	1,290
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area,
5.00%, 7/1/22	500	500
Bullhead City Excise TRB, Second Series,
1.15%, 7/1/27	375	336
1.30%, 7/1/28	500	438
Gilbert Water Resource Municipal Property Corp. Utility System Senior Lien Revenue Bonds, Green Bonds,
5.00%, 7/15/25	2,750	2,983
Maricopa County Unified School District No. 97 G.O. Unlimited Bonds, Deer Valley Improvement Bonds Project of 2019,
5.00%, 7/1/24	1,075	1,138
		8,224
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.1%continued
Arkansas – 0.2%
Bryant School District No. 25 Refunding G.O. Limited Bonds (State Aid Withholding),
1.00%, 2/1/25	$1,070	$1,019
California – 14.6%
Antelope Valley Community College District G.O. Unlimited Refunding Bonds, Series A, Election of 2016, Prerefunded,
5.00%, 2/15/27(4)	5,200	5,812
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-8, Prerefunded,
5.00%, 10/1/29(4)	1,050	1,217
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H, Prerefunded,
5.00%, 4/1/29(4)	2,000	2,304
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 2/1/27	1,125	1,162
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bonds, Series A-1,
2/1/25(5)	1,000	1,019
8/1/28(1) (2) (3) (5)	3,150	3,185
California State G.O. Unlimited Refunding Bonds,
5.00%, 4/1/26	1,570	1,727
5.00%, 8/1/26	1,000	1,107
California State G.O. Unlimited Refunding Bonds, Bid Group B,
5.00%, 11/1/27	5	6
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 10/1/27	6,000	6,778
5.00%, 4/1/33	5,000	5,223
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, Prerefunded,
5.00%, 11/15/25(4)	5,000	5,465

FIXED INCOME FUNDS    194    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.1%continued
California – 14.6%continued
California State Infrastructure & Economic Development Bank Revenue Bonds, Clean Water State Revolving Fund, Green Bonds,
5.00%, 10/1/27	$5,000	$5,651
California State Municipal Finance Authority Insured Revenue Bonds, NCROC-Paradise Valley TEMPS 50 (California Mortgage Insured),
2.00%, 7/1/24	15	15
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/26	2,605	2,893
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B-2,
5.00%, 6/1/25	1,000	1,082
5.00%, 6/1/26	1,725	1,906
Glendale Community College District G.O. Unlimited Bonds, Series A, Election of 2016, Prerefunded,
5.00%, 8/1/27(4)	1,750	1,976
Local Public Schools Funding Authority School Facilities Improvement District No. 2016-1 G.O. Unlimited Bonds, Series B (AGM Insured),
3.00%, 8/1/26	805	818
4.00%, 8/1/28	935	1,002
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	1,500	1,687
Los Angeles Department of Water & Power System Revenue Bonds,
4.00%, 7/1/26	2,245	2,388
5.00%, 7/1/26	1,680	1,856
Los Angeles Department Water & Power Revenue Refunding Bonds, Series B, Power System,
5.00%, 7/1/26	3,055	3,379
Metropolitan Water District of Southern California Waterworks Revenue Refunding Bonds, Series A,
10/1/28(5)	3,425	3,937
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.1%continued
California – 14.6%continued
Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 8/1/25(4)	$4,000	$4,345
San Diego Community College District G.O. Unlimited Refunding Bonds, Prerefunded,
5.00%, 8/1/26(4)	4,450	4,934
San Francisco City & County G.O. Unlimited Bonds, Series A,
4.00%, 6/15/29	1,075	1,103
San Francisco City & County G.O. Unlimited Refunding Bonds, Series R1,
5.00%, 6/15/27	3,000	3,377
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Series D, Green Bonds,
5.00%, 11/1/25	5,000	5,459
San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 1/15/25(4)	5,000	5,360
San Ramon Valley Unified School District G.O. Unlimited Bonds, Election 2012, Prerefunded,
4.00%, 8/1/25(4)	3,260	3,443
Santa Clara County G.O. Unlimited Refunding Bonds, Series D, Election of 2008,
5.00%, 8/1/27	1,010	1,142
		92,758
Colorado – 1.3%
Adams & Arapahoe Counties Joint School District No. 28J Aurora G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 12/1/24	1,000	1,013
Boulder Larimer & Weld Counties St. Vrain Valley School District No. RE-1 G.O. Unlimited Refunding Bonds (State Aid Withholding),
4.00%, 12/15/24	2,025	2,028

NORTHERN FUNDS QUARTERLY REPORT     195    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.1%continued
Colorado – 1.3%continued
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Prerefunded,
5.00%, 3/1/27(4)	$1,000	$1,117
Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,
5.00%, 11/20/25(1) (2) (3)	3,000	3,244
Colorado State Health Facilities Authority Hospital Variable Revenue Refunding Bonds, Adventhealth Obligation,
5.00%, 11/19/26(1) (2) (3)	1,000	1,102
		8,504
Connecticut – 1.2%
Connecticut State G.O. Unlimited Bonds, Series A,
4.00%, 1/15/28	3,300	3,518
5.00%, 3/15/31	1,000	1,070
Connecticut State G.O. Unlimited Bonds, Series C,
4.00%, 6/1/27	1,000	1,064
Connecticut State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 9/15/23	2,000	2,075
		7,727
Florida – 3.6%
Broward County Airport System Revenue Refunding Bonds, Series B (AMT),
5.00%, 10/1/27	3,500	3,828
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/23	475	490
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/27	3,115	3,514
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/26	1,950	2,159
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series E,
5.00%, 6/1/26	3,110	3,444
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.1%continued
Florida – 3.6%continued
Florida State Board of Education Public Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/28	$5,000	$5,706
Jacksonville Sales Tax Revenue Refunding Bonds,
5.00%, 10/1/27	2,000	2,014
Jacksonville Special Revenue Refunding Bonds, Series A,
5.00%, 10/1/25	1,500	1,624
		22,779
Georgia – 6.6%
Atlanta Airport Revenue Refunding Bonds, Series A,
5.00%, 7/1/28	1,000	1,129
Atlanta Water & Wastewater Revenue Refunding Bonds, Prerefunded,
5.00%, 5/1/25(4)	4,650	5,019
Franklin County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 3/1/27	1,750	1,958
Georgia State G.O. Unlimited Bonds, Series A-1,
5.00%, 2/1/26	1,245	1,367
Georgia State G.O. Unlimited Refunding Bonds, Series E,
5.00%, 12/1/27	2,000	2,225
Georgia State Road & Tollway Authority Federal Highway Reimbursement GARVEE Bonds,
5.00%, 6/1/25	1,625	1,749
5.00%, 6/1/26	1,230	1,347
Gwinnett County School District G.O. Unlimited Bonds, Series A,
1.75%, 8/1/25	3,125	3,065
Gwinnett County Water & Sewerage Authority Revenue Refunding Bonds,
4.00%, 8/1/25	2,700	2,849
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/23(1) (2) (3)	5,000	5,088
4.00%, 9/1/27(1) (2) (3)	2,000	2,050
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(1) (2) (3)	3,400	3,469

FIXED INCOME FUNDS    196    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.1%continued
Georgia – 6.6%continued
Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B,
4.00%, 12/2/24(1) (2) (3)	$5,000	$5,141
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series C,
5.00%, 7/1/26	1,700	1,878
Northwest Housing Authority MFH Revenue Bonds, Spring Grove Apartments Project (HUD Sector 8 Program),
0.25%, 10/1/23(1) (2) (3)	1,450	1,407
Sandy Springs Public Facilities Authority Revenue Bonds, City Center Project, Prerefunded,
5.00%, 5/1/26(4)	2,000	2,204
		41,945
Hawaii – 0.9%
Honolulu City & County Adjustable G.O. Unlimited Bonds, Honolulu Rail Transit Project,
5.00%, 9/1/23(1) (2) (3)	5,000	5,144
Honolulu City & County G.O. Unlimited Refunding Bonds, Series F,
5.00%, 7/1/26	725	801
		5,945
Illinois – 0.4%
Champaign Coles Et al. Counties Community College District No. 505 G.O. Unlimited Refunding Bonds, Series B, Parkland College,
5.00%, 12/1/24	1,315	1,398
Illinois State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 3/1/25	1,000	1,051
		2,449
Indiana – 2.1%
Carmel Clay School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
4.00%, 7/15/25	1,825	1,911
Carmel in Local Public Improvement Bond Bank Revenue Bonds, Series A,
4.00%, 7/15/28	900	956
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.1%continued
Indiana – 2.1%continued
Finance Wastewater Utilities Revenue Refunding Bonds, First Lien CWA Authority, Project S,
5.00%, 10/1/27	$1,200	$1,346
Indiana Finance Authority Water Utility Second Lien Revenue Bonds, Citizens Energy Group,
2.95%, 10/1/22	1,750	1,752
MSD of Washington Township School Building Corp. Revenue Bonds, 2016 Refferendum Projects (State Intercept Program),
5.00%, 1/15/26	2,040	2,223
5.00%, 1/15/27	1,100	1,221
5.00%, 7/15/27	3,270	3,658
		13,067
Iowa – 0.3%
Ankeny Community School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/25	1,815	1,956
Kansas – 1.4%
Manhattan G.O. Unlimited Bonds, Series 01,
1.88%, 6/15/23	1,355	1,355
Manhattan G.O. Unlimited Temporary Notes, Series 2020-03,
0.75%, 6/15/24	5,585	5,358
Scott County Unified School District No. 466 G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 9/1/25(4)	1,000	1,086
Wichita G.O. Unlimited Bonds, Series 811,
3.00%, 6/1/27	1,185	1,188
		8,987
Kentucky – 1.6%
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (2) (3)	8,725	8,829
Louisville & Jefferson County Metro Government G.O. Unlimited Bonds, Series A,
5.00%, 10/1/27	1,050	1,187
		10,016

NORTHERN FUNDS QUARTERLY REPORT     197    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.1%continued
Louisiana – 0.9%
Lafayette Parish G.O. Unlimited Refunding Bonds,
5.00%, 3/1/24	$500	$524
Lafayette Public Power Authority Electric Revenue Bonds, Prerefunded,
5.00%, 11/1/22(4)	1,900	1,923
Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University, Prerefunded, Escrowed To Maturity,
5.00%, 4/1/26	270	295
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, LCTCS Act 360 Project (BAM Insured),
5.00%, 10/1/25	2,495	2,695
		5,437
Maine – 0.1%
Maine Health & Higher Educational Facilities Authority Taxable Revenue Refunding Bonds, Series B (AGM Insured State Intercept),
1.30%, 7/1/26	1,000	899
Maryland – 1.7%
Maryland State Department of Transportation Consolidated Revenue Refunding Bonds, Series B,
5.00%, 12/1/27	1,775	2,015
Maryland State G.O. Unlimited Bonds, First Series,
5.00%, 6/1/26	3,000	3,156
Maryland State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/26	2,435	2,700
Montgomery County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 11/1/29	2,925	3,129
		11,000
Massachusetts – 4.8%
Brookline G.O. Limited Bonds,
5.00%, 3/15/26	1,905	2,096
Concord G.O. Limited Refunding Bonds, Municipal Purpose Loan,
4.00%, 9/15/23	500	513
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.1%continued
Massachusetts – 4.8%continued
Massachusetts State Bay Transportation Authority Sales Tax Subordinate Revenue BANS, Sustainability Bonds,
4.00%, 5/1/25	$1,500	$1,573
Massachusetts State Clean Water Trust Revenue Bonds, Series 22, Green Bonds,
5.00%, 8/1/27	2,000	2,259
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University Issue,
5.00%, 10/15/26	2,000	2,221
Massachusetts State G.O. Limited Refunding Bonds, Series A,
5.00%, 9/1/27	9,515	10,737
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 7/1/26	1,040	1,150
Massachusetts State HFA Sustainability Revenue Bonds, Series A-2 (HUD Sector 8 Program),
0.45%, 12/1/24	725	687
Massachusetts State School Building Authority Sales Tax Subsordinate Revenue Bonds, Series A, Prerefunded,
5.00%, 2/15/26(4)	2,500	2,745
Massachusetts State School Building Authority Senior Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 8/15/23	1,575	1,581
Massachusetts State Water Resources Authority Revenue Refunding Bonds, Series C, Green Bonds, Prerefunded,
5.00%, 8/1/26(4)	2,340	2,593
MWRA General Reveue Refunding Bonds, Series C, Green Bonds,
5.00%, 8/1/25	1,000	1,085
MWRA General Reveue Refunding Bonds, Series C, Green Bonds, Prerefunded,
5.00%, 8/1/26(4)	1,000	1,108
		30,348

FIXED INCOME FUNDS    198    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.1%continued
Michigan – 1.6%
Brandon School District G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured), Prerefunded,
5.00%, 5/1/25(4)	$1,100	$1,186
Grand Valley State University Revenue Bonds,
5.00%, 12/1/24	750	793
Michigan State Finance Authority Adjustable Revenue Refunding Bonds, Trinity Health,
5.00%, 2/1/25(1) (2) (3)	3,000	3,194
Michigan State Finance Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 7/1/24(1) (2) (3)	5,000	5,150
		10,323
Minnesota – 3.4%
Lakeville Independent School District No. 194 G.O. Unlimited Bonds, Series A (School District Credit Program),
3.00%, 2/1/26	325	332
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area G.O. Unlimited GANS, Series B,
5.00%, 12/1/25	2,500	2,734
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(1) (2) (3)	2,000	2,050
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/27	1,020	1,155
Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1,
5.00%, 9/1/27	11,125	12,612
Minnesota State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 10/1/26	2,710	3,020
		21,903
Missouri – 1.1%
Columbia School District G.O. Unlimited Refunding Bonds,
5.00%, 3/1/26	2,825	3,034
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.1%continued
Missouri – 1.1%continued
Curators of the University of Missouri System Facilities Revenue Refunding Bonds, Series A,
5.00%, 11/1/26	$2,320	$2,470
Fort Zumwalt School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
4.00%, 3/1/24	1,480	1,530
		7,034
Nevada – 1.4%
Clark County School District G.O. Limited Bonds, Series A (AGM Insured),
5.00%, 6/15/27	1,000	1,115
Nevada State G.O. Limited Refunding Bonds, Series A,
5.00%, 5/1/27	2,165	2,425
Nevada State System of Higher Education University Revenue Bonds, Series B,
5.00%, 7/1/26	5,000	5,137
		8,677
New Jersey – 2.1%
Clifton Board of Education G.O. Unlimited Bonds (AGM School Board Resource Fund Insured),
2.00%, 8/15/22	1,227	1,228
2.00%, 8/15/26	1,500	1,465
New Jersey State EDA Revenue Bonds, Series WW, Prerefunded,
5.25%, 6/15/25(4)	3,500	3,808
New Jersey State EDA Revenue Refunding Revenue Bonds, Series BBB, Prerefunded,
5.50%, 12/15/26(4)	3,000	3,410
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/27	2,750	3,032
Union County G.O. Unlimited Refunding Bonds,
2.00%, 1/15/23	385	386
		13,329

NORTHERN FUNDS QUARTERLY REPORT     199    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.1%continued
New York – 9.2%
New York City Housing Development Corp. MFH Revenue Bonds, Series L, Sustainable Neighborhood Bonds,
2.75%, 12/29/23(1) (2) (3)	$3,000	$3,004
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Refunding Bonds,
5.00%, 6/15/25	1,535	1,658
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,
5.00%, 11/1/27	1,000	1,124
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 2/1/29	3,295	3,447
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds, Series B,
5.00%, 11/1/27	5,150	5,200
New York City Transitional Finance Authority Revenue Future Tax Secured Subordinate Revenue Bonds, Series G,
5.00%, 11/1/25	3,620	3,715
New York G.O. Limited Bonds, Series F-4, Fiscal 2015,
5.00%, 12/1/25(1) (2) (3)	3,750	4,018
New York G.O. Unlimited Bonds, Series J-10, Fiscal 2008,
5.00%, 8/1/26	605	669
New York G.O. Unlimited Bonds, Series J-5, Fiscal 2008,
5.00%, 8/1/28	1,000	1,136
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/27	1,795	2,018
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series E, Group 2, Unrefunded Balance,
5.00%, 3/15/31	2,000	2,229
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.1%continued
New York – 9.2%continued
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/24	$645	$679
New York State HFA Revenue Bonds, Series E, Sustainability Bonds,
1.10%, 5/1/26	2,500	2,336
New York State HFA Revenue Bonds, Series F,
1.10%, 11/1/26	1,350	1,249
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA Insured),
2.13%, 11/1/23	1,000	1,000
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMa, FHA Insured),
0.75%, 11/1/25	4,000	3,740
New York State Liberty Development Corp. Revenue Refunding Bonds, Four World Trade, Green Bonds,
1.20%, 11/15/28	2,000	1,693
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/28	2,175	2,219
5.00%, 3/15/29	2,675	2,728
New York State Urban Development Corp. Sales Tax Revenue Refunding Bonds, Bidding Group 1, Series A,
5.00%, 3/15/28	5,000	5,654
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B,
5.00%, 11/15/25	7,500	7,585
Utility Debt Securitization Authority Revenue Refunding Restructuring Bonds, Series A,
5.00%, 12/15/27	1,450	1,573
		58,674
North Carolina – 1.2%
Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/26	2,115	2,341

FIXED INCOME FUNDS    200    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.1%continued
North Carolina – 1.2%continued
Guilford County G.O. Unlimited Bonds, Series B,
5.00%, 3/1/26	$2,840	$3,123
Wake County G.O. Unlimited Bonds, Series C,
5.00%, 2/1/27	2,160	2,418
		7,882
North Dakota – 0.0%
City of Fargo North Dakota G.O. Unlimited Refunding Bonds, Series A,
3.00%, 5/1/25	220	223
Ohio – 3.3%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/26	1,120	1,193
Columbus G.O. Unlimited Refunding Bonds, Series 1, Various Purpose,
5.00%, 7/1/26	1,300	1,436
Ohio State Conservation Projects G.O. Unlimited Bonds, Series A,
4.00%, 3/1/28	2,460	2,659
Ohio State G.O. Unlimited Bonds, Series A,
5.00%, 6/15/26	3,500	3,579
Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series S,
5.00%, 5/1/28	5,085	5,567
Ohio State Infrastructure Improvement G.O. Limited Bonds, Series A,
3.00%, 9/1/27	3,000	3,029
University of Cincinnati Revenue Bonds, Series A, Prerefunded,
5.00%, 6/1/23(4)	3,280	3,379
		20,842
Oklahoma – 0.5%
Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public School,
5.00%, 10/1/25	1,000	1,075
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.1%continued
Oklahoma – 0.5%continued
Oklahoma County Independent School District No. 89 G.O. Unlimited Bonds, Series A,
1.00%, 7/1/24	$2,000	$1,930
		3,005
Oregon – 0.7%
Multnomah County G.O. Limited Bonds,
5.00%, 6/1/28	1,000	1,119
Portland G.O. Limited Bonds, Series A, Transportation Projects,
5.00%, 10/1/27	1,730	1,952
Portland Water System Second Lien Revenue Refunding Bonds,
5.00%, 10/1/27	1,640	1,675
		4,746
Pennsylvania – 0.8%
Delaware Valley Regional Financial Authority Revenue Bonds, Series A,
2.00%, 10/1/29	2,275	2,048
Pennsylvania State G.O. Unlimited Bonds, Series 1, Prerefunded,
5.00%, 4/1/23(4)	1,000	1,025
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,
5.00%, 12/1/25	1,700	1,850
		4,923
Tennessee – 1.1%
Gallatin Water & Sewer Revenue Refunding Bonds, Prerefunded,
5.00%, 1/1/25(4)	1,500	1,607
Hardin County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 6/1/24	540	570
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(1) (2) (3)	4,500	4,694
		6,871
Texas – 6.4%
Central Regional Mobility Authority Senior Lien Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/25(4)	1,215	1,314

NORTHERN FUNDS QUARTERLY REPORT     201    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.1%continued
Texas – 6.4%continued
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds, Prerefunded,
5.00%, 12/1/22(4)	$750	$761
Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series A,
5.00%, 11/1/26	1,500	1,645
Ector County Independent School District G.O. Unlimited Bonds, School Building (PSF, Gtd.), Prerefunded,
5.00%, 8/15/23(4)	615	637
El Paso Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/27	1,000	1,120
Fort Bend Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/27	2,685	2,696
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.88%, 8/1/25(1) (2) (3)	1,195	1,138
Gregory-Portland Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/25	1,110	1,189
Harlingen Consolidated Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/26	1,105	1,217
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(1) (2) (3)	2,000	1,966
Laredo Certificates Obligation G.O. Limited Bonds,
5.00%, 2/15/23	500	511
Laredo Public Property Finance Contractual Obligation G.O. Limited Bonds,
5.00%, 2/15/27	800	889
Leander G.O. Limited Refunding Bonds,
5.00%, 8/15/22	500	502
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.1%continued
Texas – 6.4%continued
Leander Independent School District G.O. Unlimited Bonds, Series C (PSF, Gtd.),
5.00%, 8/15/28	$750	$855
McAllen Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
4.00%, 2/15/26	1,000	1,061
North Central Texas State Housing Finance Corp. Variable Revenue Bonds, Bluebonnet Ridge Apartment,
0.38%, 8/1/24(1) (2) (3)	1,750	1,660
Northside Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
1.60%, 8/1/24(1) (2) (3)	1,480	1,458
Northside Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
2.00%, 6/1/27(1) (2) (3)	1,000	957
Pecos Barstow Toyah Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/27	1,000	1,111
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.13%, 12/1/26(1) (2) (3)	3,500	3,235
2.00%, 12/1/27(1) (2) (3)	3,150	2,984
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/25	1,995	2,094
Southwest Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/1/28	915	1,033
Tarrant County G.O. Limited Bonds,
5.00%, 7/15/26	500	552
Texas State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/26	2,355	2,469
4.00%, 8/1/27	2,135	2,233
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/26	1,400	1,481

FIXED INCOME FUNDS    202    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.1%continued
Texas – 6.4%continued
Texas State Municipal Power Agency Revenue Refunding Bonds (AGM Insured),
3.00%, 9/1/28	$900	$905
Travis County Certificates Obligation G.O. Limited Bonds,
1.00%, 3/1/24	800	784
		40,457
Utah – 1.9%
Davis County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty (School Board Guaranty Program),
3.00%, 6/1/28	4,095	4,147
Murray City School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 2/1/28	1,685	1,906
Utah County Hospital Revenue Bonds, Series B, IHC Health Services, Inc.,
5.00%, 8/1/24(1) (2) (3)	3,850	4,063
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 6/15/25(4)	1,735	1,878
		11,994
Virginia – 0.5%
Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds, Prerefunded,
5.00%, 7/1/25(4)	3,000	3,250
Washington – 5.4%
Central Puget Sound Regional Transit Authority Sales & Use Tax Improvement Revenue Refunding Bonds, Series S-1, Green Bonds, Prerefunded,
5.00%, 11/1/25(4)	1,000	1,091
Franklin County School District No. 1 Pasco G.O. Unlimited Bonds (School Board Guaranty Program),
4.00%, 12/1/28	1,500	1,525
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.1%continued
Washington – 5.4%continued
Franklin County School District No. 1 Pasco G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	$1,340	$1,432
King County School District No. 411 Issaquah G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/24	1,045	1,060
Pierce County Bethel School District No. 403 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/27	1,250	1,346
Pierce County School District No. 320 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	650	672
Pierce County School District No. 83 University Place G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	3,205	3,426
Seattle G.O. Limited Refunding Bonds, Series A,
4.00%, 4/1/27	2,775	2,948
Thurston & Pierce Counties Community Schools G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/23	685	715
Washington State G.O. Unlimited Bonds, Series 2017-A,
5.00%, 8/1/29	2,400	2,628
Washington State G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/26	1,255	1,359
Washington State G.O. Unlimited Refunding Bonds, Motor Vehicle Fuel Tax,
5.00%, 7/1/25	1,000	1,000
5.00%, 7/1/26	5,000	5,000
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
5.00%, 7/1/24	750	750

NORTHERN FUNDS QUARTERLY REPORT     203    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.1%continued
Washington – 5.4%continued
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2012C,
4.00%, 7/1/28	$7,495	$7,495
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-C,
4.00%, 7/1/27	1,840	1,871
		34,318
Wisconsin – 3.2%
Gateway Technical College District G.O. Unlimited Promissory Notes, Series A-20,
3.00%, 4/1/26	825	839
Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 5/1/28	1,070	1,216
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2021-2,
5.00%, 5/1/27	10,000	11,233
Wisconsin State G.O. Unlimited Refunding Bonds, Series 4,
5.00%, 5/1/26	645	687
Wisconsin State Housing & EDA Variable Revenue Refunding Bonds, Series B (HUD Sector 8 Program),
0.40%, 11/1/23(1) (2) (3)	2,010	1,950
Wisconsin State Transportation Revenue Bonds, Series A,
5.00%, 7/1/28	4,000	4,398
		20,323
Total Municipal Bonds
(Cost $580,489)		560,125

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(6) (7)	18,843,244	$18,843
Total Investment Companies
(Cost $18,843)		18,843

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 8.4%
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-1 (PSF, Gtd.), 1.25%, 8/15/22(1) (2) (3)	$4,250	$4,250
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System, 5.00%, 5/15/23(1) (2) (3)	9,125	9,362
Goose Creek Consolidated Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.), 0.45%, 8/15/22(1) (2) (3)	4,000	3,993
Goose Creek Consolidated Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 0.15%, 10/3/22(1) (2) (3)	2,000	1,991
Los Angeles County Development Authority MFH Variable Revenue Bonds, Sunny Garden Apartments (HUD Sector 8 Program), 0.20%, 1/1/23(1) (2) (3)	3,000	2,978
Massachusetts State Department of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Subordinate Contracts, 5.00%, 1/1/23(1) (2) (3)	8,650	8,779
Massachusetts State Variable G.O. Limited Refunding Bonds, Series A, 5.00%, 6/1/23(1) (2) (3)	5,000	5,147
Miami-Dade County HFA MFH Variable Revenue Bonds, Sunset Bay Apartments, 0.25%, 12/1/22(1) (2) (3)	2,500	2,479
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Second General Resolution Revenue Bonds, 0.50%, 7/1/22(1) (3) (8)	10,000	10,000

FIXED INCOME FUNDS    204    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 8.4%continued
North East Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 0.25%, 8/1/22(1) (2) (3)	$3,500	$3,500
Wisconsin State Housing & EDA Revenue Bonds, Series A, 1.60%, 11/1/22(1) (2) (3)	1,000	1,000
Total Short-Term Investments
(Cost $53,538)		53,479

Total Investments – 99.5%
(Cost $652,870)		632,447
Other Assets less Liabilities – 0.5%		3,132
NET ASSETS – 100.0%		$635,579

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable or floating rate security. Rate as of June 30, 2022 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2022.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2022 is disclosed.
(8)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

LCTCS - Louisiana Community and Technical College System

MFH - Multi-Family Housing

MWRA - Massachusetts Water Resources Authority

NCROC - Northern California Retired Officers Community

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SonyMA - State of New York Mortgage Agency

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	88.1%
Investment Companies	3.0%
Short-Term Investments	8.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$560,125	$—	$560,125
Investment Companies	18,843	—	—	18,843
Short-Term Investments	—	53,479	—	53,479
Total Investments	$18,843	$613,604	$—	$632,447

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     205    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND continued	June 30, 2022 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$24,998	$117,802	$123,957	$22	$18,843	18,843,244
FIXED INCOME FUNDS    206    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
LIMITED TERM U.S. GOVERNMENT FUND	June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 1.0%
Fannie Mae – 0.3%
Pool #555649,
7.50%, 10/1/32	$17	$18
Pool #BH9277,
3.50%, 2/1/48	143	140
		158
Freddie Mac – 0.0%
Pool #ZS7735,
2.00%, 1/1/32	3	3
Freddie Mac Gold – 0.4%
Pool #D99701,
3.00%, 11/1/32	190	187
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	124	119
Government National Mortgage Association I – 0.1%
Pool #676682,
4.50%, 6/15/25	24	25
Pool #782618,
4.50%, 4/15/24	7	7
Pool #783245,
5.00%, 9/15/24	7	7
Pool #783489,
5.00%, 6/15/25	3	3
		42
Total U.S. Government Agencies
(Cost $535)		509

U.S. GOVERNMENT OBLIGATIONS – 95.5%
U.S. Treasury Bonds – 1.0%
6.00%, 2/15/26	470	517
U.S. Treasury Inflation Indexed Notes – 5.1%
0.13%, 1/15/23	505	643
0.38%, 7/15/23	504	637
0.50%, 4/15/24	545	634
0.13%, 7/15/24	515	633
		2,547
U.S. Treasury Notes – 89.4%
2.88%, 11/30/23	326	326
2.50%, 1/31/24	546	542
0.13%, 2/15/24	542	518
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 95.5%continued
U.S. Treasury Notes – 89.4%continued
2.75%, 2/15/24	$523	$521
0.38%, 4/15/24	577	551
2.00%, 4/30/24	554	544
0.25%, 5/15/24	579	550
2.50%, 5/31/24	11,911	11,804
1.75%, 6/30/24	453	442
1.75%, 7/31/24	555	541
1.88%, 8/31/24	554	541
0.38%, 9/15/24	579	546
2.13%, 9/30/24	550	540
2.25%, 11/15/24	550	541
2.50%, 1/31/25	541	534
2.75%, 2/28/25	538	534
2.88%, 4/30/25	537	535
2.75%, 5/15/25	9,769	9,694
0.25%, 5/31/25	588	543
2.88%, 5/31/25	285	284
0.25%, 6/30/25	587	540
0.25%, 7/31/25	589	541
2.88%, 7/31/25	532	530
0.25%, 10/31/25	591	539
0.38%, 11/30/25	883	806
2.88%, 11/30/25	158	157
1.63%, 2/15/26	558	530
0.50%, 2/28/26	587	535
2.13%, 5/31/26	549	530
1.88%, 6/30/26	550	526
0.63%, 7/31/26	586	531
1.88%, 7/31/26	551	526
0.75%, 8/31/26	582	530
0.88%, 9/30/26	487	445
2.63%, 5/31/27	6,911	6,780
		44,677
Total U.S. Government Obligations
(Cost $49,034)		47,741

NORTHERN FUNDS QUARTERLY REPORT     207    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM U.S. GOVERNMENT FUND continued	June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 6.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(1) (2)	3,311,349	$3,311
Total Investment Companies
(Cost $3,311)		3,311

Total Investments – 103.1%
(Cost $52,880)		51,561
Liabilities less Other Assets – (3.1%)		(1,564)
NET ASSETS – 100.0%		$49,997

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
U.S. Government Agencies	1.0%
U.S. Government Obligations	95.5%
Investment Companies	6.6%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$509	$—	$509
U.S. Government Obligations(1)	—	47,741	—	47,741
Investment Companies	3,311	—	—	3,311
Total Investments	$3,311	$48,250	$—	$51,561

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$92	$42,073	$38,854	$5	$3,311	3,311,349
FIXED INCOME FUNDS    208    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CONVERTIBLE BONDS – 0.0%
Bermuda – 0.0%
Digicel Group Holdings Ltd.,
7.00%, 7/18/22 (2) (3) (4)	$10	$5
Total Convertible Bonds
(Cost $7)		5

CORPORATE BONDS – 2.2%
United States – 2.2%
AES Panama Generation Holdings S.R.L.,
4.38%, 5/31/30 (5)	125	107
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30 (5)	250	237
6.50%, 12/1/52 (5)	75	71
Kosmos Energy Ltd.,
7.50%, 3/1/28 (5)	250	207
New Fortress Energy, Inc.,
6.50%, 9/30/26 (5)	200	181
Sands China Ltd.,
4.88%, 6/18/30	100	73
Sasol Financing U.S.A. LLC,
4.38%, 9/18/26	150	132
5.50%, 3/18/31	300	231
SierraCol Energy Andina LLC,
6.00%, 6/15/28 (4)	200	146
TSMC Arizona Corp.,
3.13%, 10/25/41	100	82
4.25%, 4/22/32	150	148
		1,615
Total Corporate Bonds
(Cost $1,750)		1,615

FOREIGN ISSUER BONDS – 89.6%
Angola – 1.1%
Angolan Government International Bond,
9.50%, 11/12/25 (5)	200	183
8.25%, 5/9/28 (4)	200	167
9.38%, 5/8/48 (4)	400	291
9.13%, 11/26/49 (4)	200	142
		783
Argentina – 3.0%
Argentine Republic Government International Bond,
1.00%, 7/9/29	194	44
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 89.6%continued
Argentina – 3.0%continued
(Step to 0.75% on 7/9/23), 0.50%, 7/9/30 (6)	$1,551	$364
(Step to 1.50% on 7/9/22), 1.13%, 7/9/35 (6)	663	143
(Step to 3.88% on 7/9/22), 2.00%, 1/9/38 (6)	754	214
(Step to 3.50% on 7/9/22), 2.50%, 7/9/41 (6)	150	40
Genneia S.A.,
8.75%, 9/2/27 (5)	235	224
Pampa Energia S.A.,
7.50%, 1/24/27 (4)	250	208
Provincia de Buenos Aires,
(Step to 5.25% on 9/1/22), 3.90%, 9/1/37 (4) (6)	488	147
Telecom Argentina S.A.,
8.50%, 8/6/25 (4)	250	235
Transportadora de Gas del Sur S.A.,
6.75%, 5/2/25 (4)	235	207
YPF S.A.,
(Step to 9.00% on 1/1/23), 4.00%, 2/12/26 (4) (6)	225	176
(Step to 9.00% on 1/1/23), 2.50%, 6/30/29 (4) (6)	415	241
		2,243
Azerbaijan – 0.4%
Republic of Azerbaijan International Bond,
3.50%, 9/1/32 (4)	412	330
Bahrain – 0.3%
Bahrain Government International Bond,
5.45%, 9/16/32 (4)	250	210
Bermuda – 0.9%
Digicel Group Holdings Ltd.,
10.00%, 4/1/24 (3)	592	575
8.00%, 4/1/25 (3) (4)	101	71
Digicel International Finance Ltd./Digicel international Holdings Ltd.,
8.75%, 5/25/24 (4)	31	29
8.00%, 12/31/26 (4)	12	8
		683
Brazil – 5.8%
Banco do Estado do Rio Grande do Sul S.A.,

NORTHERN FUNDS QUARTERLY REPORT     209    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 89.6%continued
Brazil – 5.8%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.93%), 5.38%, 1/28/31 (5) (7)	$100	$91
Brazil Letras do Tesouro Nacional,
0.00%, 7/1/23 (BRL)(8)	3,279	551
0.00%, 1/1/24 (BRL)(8)	1,250	197
0.00%, 1/1/25 (BRL)(8)	762	108
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/1/25 (BRL)	4,203	757
10.00%, 1/1/27 (BRL)	2,000	347
10.00%, 1/1/29 (BRL)	1,000	168
10.00%, 1/1/31 (BRL)	496	81
Brazilian Government International Bond,
8.25%, 1/20/34	8	9
5.00%, 1/27/45	400	285
CSN Resources S.A.,
5.88%, 4/8/32 (5)	225	171
Gol Finance S.A.,
8.00%, 6/30/26 (4)	200	133
MC Brazil Downstream Trading S.a.r.l.,
7.25%, 6/30/31 (5)	200	159
Movida Europe S.A.,
5.25%, 2/8/31 (5)	250	194
Nexa Resources S.A.,
6.50%, 1/18/28 (5)	200	191
Oi S.A.,
10.00%, 7/27/25 (3) (4)	900	439
Raizen Fuels Finance S.A.,
5.30%, 1/20/27 (4)	200	195
Simpar Europe S.A.,
5.20%, 1/26/31 (5)	175	135
Vale Overseas Ltd.,
3.75%, 7/8/30	125	109
		4,320
Canada – 1.1%
Azure Power Energy Ltd.,
3.58%, 8/19/26 (5)	96	79
Canacol Energy Ltd.,
5.75%, 11/24/28 (5)	150	122
First Quantum Minerals Ltd.,
6.50%, 3/1/24 (5)	70	67
7.50%, 4/1/25 (5)	300	284
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 89.6%continued
Canada – 1.1%continued
MEGlobal Canada ULC,
5.00%, 5/18/25 (5)	$275	$277
		829
Cayman Islands – 0.2%
Central China Real Estate Ltd.,
7.75%, 5/24/24 (4)	200	63
Fantasia Holdings Group Co. Ltd.,
15.00%, 12/18/21 (4) (9)	335	29
7.95%, 7/5/22 (4) (9)	335	27
12.25%, 10/18/22 (4) (9)	200	16
10.88%, 1/9/23 (4) (9)	200	16
		151
Chile – 2.0%
Agrosuper S.A.,
4.60%, 1/20/32 (5)	200	171
Alfa Desarrollo S.p.A.,
4.55%, 9/27/51 (5)	249	179
Bonos de la Tesoreria de la Republica en pesos,
4.50%, 3/1/26 (CLP)	100,000	102
5.00%, 10/1/28 (CLP)	115,000	116
5.00%, 3/1/35 (CLP)	150,000	144
Chile Government International Bond,
3.10%, 1/22/61	246	166
Cia Cervecerias Unidas S.A.,
3.35%, 1/19/32 (5)	125	106
Enel Chile S.A.,
4.88%, 6/12/28	150	143
Kenbourne Invest S.A.,
6.88%, 11/26/24 (5)	150	137
Sociedad de Transmision Austral S.A.,
4.00%, 1/27/32 (5)	150	117
Telefonica Moviles Chile S.A.,
3.54%, 11/18/31 (5)	150	126
		1,507
China – 4.5%
Alibaba Group Holding Ltd.,
2.13%, 2/9/31	200	165
CFLD Cayman Investment Ltd.,
9.00%, 7/31/21 (4) (9)	425	39
China Evergrande Group,
8.25%, 3/23/22 (4) (9)	305	26
11.50%, 1/22/23 (4) (9)	200	15

FIXED INCOME FUNDS    210    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 89.6%continued
China – 4.5%continued
7.50%, 6/28/23 (4) (9)	$200	$16
10.50%, 4/11/24 (4) (9)	200	17
8.75%, 6/28/25 (4) (9)	200	16
China Government Bond,
2.94%, 10/17/24 (CNH)	1,780	270
3.02%, 10/22/25 (CNY)	2,480	376
3.27%, 11/19/30 (CNH)	1,610	248
2.75%, 2/17/32 (CNY)	1,960	290
3.72%, 4/12/51 (CNY)	800	128
CIFI Holdings Group Co. Ltd.,
5.25%, 5/13/26 (4)	300	168
Country Garden Holdings Co. Ltd.,
5.40%, 5/27/25 (4)	350	187
ENN Energy Holdings Ltd.,
4.63%, 5/17/27 (5)	200	202
Golden Eagle Retail Group Ltd.,
4.63%, 5/21/23 (4)	200	191
Kaisa Group Holdings Ltd.,
8.50%, 6/30/22 (4) (9)	200	27
11.95%, 10/22/22 (4) (9)	200	27
11.50%, 1/30/23 (4) (9)	200	27
10.88%, 7/23/23 (4) (9)	200	27
9.38%, 6/30/24 (4) (9)	200	27
11.70%, 11/11/25 (4) (9)	200	27
11.65%, 6/1/26 (4) (9)	201	27
KWG Group Holdings Ltd.,
6.00%, 9/15/22 (4)	200	84
Longfor Group Holdings Ltd.,
3.85%, 1/13/32 (4)	200	141
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l.,
4.88%, 1/15/28 (4)	200	162
Scenery Journey Ltd.,
11.50%, 10/24/22 (4) (9)	200	12
12.00%, 10/24/23 (4) (9)	200	12
Sunac China Holdings Ltd.,
7.25%, 6/14/22 (4) (9)	200	29
7.95%, 8/8/22 (4) (9)	200	29
7.95%, 10/11/23 (4) (9)	200	29
Yuzhou Group Holdings Co. Ltd.,
8.50%, 2/4/23 (4) (9)	200	17
9.95%, 6/8/23 (4) (9)	200	14
6.00%, 10/25/23 (4) (9)	250	17
7.38%, 1/13/26 (4) (9)	200	13
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 89.6%continued
China – 4.5%continued
6.35%, 1/13/27 (4) (9)	$200	$13
Zhenro Properties Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 3Y + 13.41%), 14.72%, 3/6/23 (2) (4) (7) (9)	200	11
8.30%, 9/15/23 (4) (9)	200	14
ZhongAn Online P&C Insurance Co. Ltd.,
3.50%, 3/8/26 (4)	200	181
		3,321
Colombia – 3.6%
Banco GNB Sudameris S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.66%), 7.50%, 4/16/31 (5) (7)	200	171
Banistmo S.A.,
4.25%, 7/31/27 (5)	100	94
Colombia Government International Bond,
8.13%, 5/21/24	32	33
7.38%, 9/18/37	100	92
6.13%, 1/18/41	65	51
6.13%, 1/18/41	100	78
5.00%, 6/15/45	450	301
Colombian TES,
4.75%, 2/23/23 (COP)	168	13
10.00%, 7/24/24 (COP)	850,000	204
5.75%, 11/3/27 (COP)	733,700	140
6.00%, 4/28/28 (COP)	1,363,100	258
7.00%, 3/26/31 (COP)	330,000	60
7.00%, 6/30/32 (COP)	317,700	57
7.25%, 10/18/34 (COP)	233,400	41
6.25%, 7/9/36 (COP)	307,500	47
7.25%, 10/26/50 (COP)	140,800	22
Credivalores-Crediservicios SAS,
8.88%, 2/7/25 (4)	200	110
Ecopetrol S.A.,
5.38%, 6/26/26	350	324
4.63%, 11/2/31	95	72
Empresas Publicas de Medellin ESP,
4.25%, 7/18/29 (5)	230	179
Interconexion Electrica S.A. ESP,
3.83%, 11/26/33 (5)	100	83
Oleoducto Central S.A.,
4.00%, 7/14/27 (5)	125	104

NORTHERN FUNDS QUARTERLY REPORT     211    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 89.6%continued
Colombia – 3.6%continued
Promigas S.A. ESP/Gases del Pacifico S.A.C.,
3.75%, 10/16/29 (5)	$150	$121
		2,655
Costa Rica – 0.2%
Costa Rica Government International Bond,
5.63%, 4/30/43 (4)	200	150
Cyprus – 0.1%
MHP Lux S.A.,
6.95%, 4/3/26 (4)	200	105
Czech Republic – 1.1%
Czech Republic Government Bond,
0.45%, 10/25/23 (CZK)(4)	4,300	168
2.50%, 8/25/28 (CZK)	1,530	56
2.75%, 7/23/29 (CZK)	2,150	79
0.05%, 11/29/29 (CZK)	760	22
0.95%, 5/15/30 (CZK)(4)	90	3
1.75%, 6/23/32 (CZK)	2,300	74
2.00%, 10/13/33 (CZK)	2,010	65
3.50%, 5/30/35 (CZK)	3,500	131
4.20%, 12/4/36 (CZK)(4)	220	9
Energo-Pro AS,
8.50%, 2/4/27 (5)	200	191
		798
Dominican Republic – 1.9%
Dominican Republic International Bond,
5.50%, 1/27/25 (4)	250	248
4.88%, 9/23/32 (4)	300	231
5.30%, 1/21/41 (4)	150	104
6.85%, 1/27/45 (4)	400	316
6.50%, 2/15/48 (4)	200	151
5.88%, 1/30/60 (4)	266	181
Empresa Generadora de Electricidad Haina S.A.,
5.63%, 11/8/28 (5)	250	211
		1,442
Ecuador – 0.9%
Ecuador Government International Bond,
(Step to 5.50% on 7/31/22), 5.00%, 7/31/30 (5) (6)	106	68
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 89.6%continued
Ecuador – 0.9%continued
(Step to 2.50% on 7/31/22), 1.00%, 7/31/35 (5) (6)	$902	$434
(Step to 1.50% on 7/31/22), 0.50%, 7/31/40 (5) (6)	365	149
		651
Egypt – 1.5%
Egypt Government Bond,
14.31%, 10/13/23 (EGP)	620	33
14.48%, 4/6/26 (EGP)	753	39
14.56%, 7/6/26 (EGP)	1,372	71
Egypt Government International Bond,
5.63%, 4/16/30 (EUR)(4)	575	375
8.50%, 1/31/47 (4)	600	357
8.70%, 3/1/49 (4)	200	120
8.88%, 5/29/50 (4)	200	122
		1,117
El Salvador – 0.3%
El Salvador Government International Bond,
5.88%, 1/30/25 (4)	5	2
8.63%, 2/28/29 (4)	334	109
8.25%, 4/10/32	34	11
7.65%, 6/15/35 (4)	66	21
7.63%, 2/1/41 (4)	150	47
7.12%, 1/20/50 (4)	150	47
		237
Georgia – 0.3%
Silknet JSC,
8.38%, 1/31/27 (5)	200	194
Ghana – 0.5%
Ghana Government International Bond,
10.75%, 10/14/30 (4)	200	173
7.88%, 2/11/35 (4)	200	94
8.95%, 3/26/51 (4)	215	103
		370
Guatemala – 1.0%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L.,
5.25%, 4/27/29 (5)	250	218
CT Trust,
5.13%, 2/3/32 (5)	200	160

FIXED INCOME FUNDS    212    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 89.6%continued
Guatemala – 1.0%continued
Guatemala Government Bond,
5.38%, 4/24/32 (4)	$375	$345
		723
Honduras – 0.2%
Honduras Government International Bond,
6.25%, 1/19/27 (4)	150	117
Hong Kong – 0.4%
Melco Resorts Finance Ltd.,
5.75%, 7/21/28 (4)	225	144
Studio City Finance Ltd.,
6.00%, 7/15/25 (5)	200	127
		271
Hungary – 0.3%
Hungary Government Bond,
6.75%, 10/22/28 (HUF)	3,290	8
3.00%, 8/21/30 (HUF)	41,170	77
4.75%, 11/24/32 (HUF)	6,510	13
3.00%, 10/27/38 (HUF)	7,850	12
3.00%, 4/25/41 (HUF)	45,000	63
Hungary Government International Bond,
5.38%, 3/25/24	48	49
		222
India – 1.4%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy,
6.25%, 12/10/24 (4)	200	192
Adani International Container Terminal Pvt Ltd.,
3.00%, 2/16/31 (5)	115	98
Adani Ports & Special Economic Zone Ltd.,
4.20%, 8/4/27 (5)	150	140
IIFL Finance Ltd.,
5.88%, 4/20/23 (4)	200	196
Reliance Industries Ltd.,
3.63%, 1/12/52 (5)	200	145
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries,
4.50%, 7/14/28 (5)	150	117
Shriram Transport Finance Co. Ltd.,
4.40%, 3/13/24 (4)	200	184
		1,072
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 89.6%continued
Indonesia – 7.2%
Bank Mandiri Persero Tbk PT,
2.00%, 4/19/26 (4)	$200	$181
Freeport Indonesia PT,
4.76%, 4/14/27 (5)	100	96
5.32%, 4/14/32 (5)	100	91
6.20%, 4/14/52 (5)	200	174
Indofood CBP Sukses Makmur Tbk PT,
3.40%, 6/9/31 (4)	300	234
Indonesia Asahan Aluminium Persero PT,
5.71%, 11/15/23 (4)	200	202
5.45%, 5/15/30 (4)	200	187
6.76%, 11/15/48 (4)	200	180
Indonesia Government International Bond,
6.63%, 2/17/37 (4)	550	601
5.25%, 1/17/42 (4)	400	390
5.13%, 1/15/45 (4)	200	192
Indonesia Treasury Bond,
8.38%, 3/15/24 (IDR)	428,000	30
8.13%, 5/15/24 (IDR)	989,000	70
8.38%, 9/15/26 (IDR)	5,775,000	419
7.00%, 5/15/27 (IDR)	1,025,000	71
9.00%, 3/15/29 (IDR)	539,000	40
8.25%, 5/15/29 (IDR)	1,210,000	86
10.50%, 8/15/30 (IDR)	1,276,000	102
7.00%, 9/15/30 (IDR)	1,994,000	133
6.50%, 2/15/31 (IDR)	5,000,000	321
7.75%, 4/15/31 (IDR)	655,000	45
8.75%, 5/15/31 (IDR)	5,651,000	413
9.50%, 7/15/31 (IDR)	4,400,000	334
8.38%, 3/15/34 (IDR)	1,624,000	116
7.50%, 6/15/35 (IDR)	536,000	36
8.25%, 5/15/36 (IDR)	2,180,000	154
7.50%, 5/15/38 (IDR)	855,000	57
8.38%, 4/15/39 (IDR)	724,000	52
Perusahaan Gas Negara Tbk PT,
5.13%, 5/16/24 (5)	200	201
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak,
4.85%, 10/14/38 (4)	200	169
		5,377
Israel – 1.2%
Delek Overriding Royalty Leviathan Ltd.,
7.49%, 12/30/23	200	201

NORTHERN FUNDS QUARTERLY REPORT     213    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 89.6%continued
Israel – 1.2%continued
Energean Israel Finance Ltd.,
4.88%, 3/30/26	$200	$177
5.88%, 3/30/31	100	82
ICL Group Ltd.,
6.38%, 5/31/38	150	149
Leviathan Bond Ltd.,
6.50%, 6/30/27	150	139
6.75%, 6/30/30	150	136
		884
Ivory Coast – 0.5%
Ivory Coast Government International Bond,
5.88%, 10/17/31 (EUR)(4)	119	98
4.88%, 1/30/32 (EUR)(4)	100	76
6.13%, 6/15/33 (4)	200	157
		331
Jersey – 0.3%
Galaxy Pipeline Assets Bidco Ltd.,
1.75%, 9/30/27 (5)	268	248
Kazakhstan – 0.7%
Kazakhstan Government International Bond,
8.05%, 5/20/24 (KZT)(4)	100,000	196
KazMunayGas National Co. JSC,
5.38%, 4/24/30 (4)	200	177
Tengizchevroil Finance Co. International Ltd.,
3.25%, 8/15/30 (4)	220	168
		541
Lebanon – 0.1%
Lebanon Government International Bond,
6.38%, 3/9/20 (4) (9)	67	4
5.80%, 4/14/20 (9)	79	5
6.15%, 6/19/20 (9)	102	7
8.25%, 4/12/21 (4) (9)	115	7
6.10%, 10/4/22 (4) (9)	321	21
6.00%, 1/27/23 (4) (9)	50	3
6.60%, 11/27/26 (4) (9)	22	1
6.85%, 3/23/27 (4) (9)	88	6
7.00%, 3/23/32 (4) (9)	33	2
7.05%, 11/2/35 (4) (9)	11	1
7.25%, 3/23/37 (4) (9)	35	2
		59
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 89.6%continued
Malaysia – 2.6%
Malaysia Government Bond,
3.90%, 11/30/26 (MYR)	$2,363	$535
3.73%, 6/15/28 (MYR)	1,600	354
3.89%, 8/15/29 (MYR)	279	62
3.58%, 7/15/32 (MYR)	1,174	252
3.83%, 7/5/34 (MYR)	925	194
4.25%, 5/31/35 (MYR)	513	112
4.76%, 4/7/37 (MYR)	182	42
4.92%, 7/6/48 (MYR)	114	25
4.07%, 6/15/50 (MYR)	550	108
Malaysia Government Investment Issue,
3.47%, 10/15/30 (MYR)	253	54
3.45%, 7/15/36 (MYR)	91	18
Petronas Capital Ltd.,
4.55%, 4/21/50 (4)	200	191
		1,947
Mauritius – 0.3%
Axian Telecom,
7.38%, 2/16/27 (5)	200	192
Mexico – 7.8%
Alsea S.A.B. de C.V.,
7.75%, 12/14/26 (5)	170	161
America Movil S.A.B. de C.V.,
5.38%, 4/4/32 (5)	200	177
Banco Mercantil del Norte S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.03%), 6.63%, 1/24/32 (2) (5) (7)	220	180
Braskem Idesa SAPI,
7.45%, 11/15/29 (5)	150	129
Cibanco S.A. Ibm/PLA Administradora Industrial S. de R.L. de C.V.,
4.96%, 7/18/29 (5)	125	112
CIBANCO S.A. Institucion de Banca Multiple Trust CIB,
4.38%, 7/22/31 (5)	150	107
Comision Federal de Electricidad,
8.18%, 12/23/27 (MXN)	750	34
6.26%, 2/15/52 (5)	250	199
Corp. Inmobiliaria Vesta S.A.B. de C.V.,
3.63%, 5/13/31 (5)	125	99
Infraestructura Energetica Nova S.A.B. de C.V.,
4.88%, 1/14/48 (5)	200	147

FIXED INCOME FUNDS    214    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 89.6%continued
Mexico – 7.8%continued
4.75%, 1/15/51 (5)	$100	$74
Mexican Bonos,
10.00%, 12/5/24 (MXN)	3,000	151
5.75%, 3/5/26 (MXN)	2,390	106
7.50%, 6/3/27 (MXN)	10,560	491
8.50%, 5/31/29 (MXN)	8,000	386
7.75%, 5/29/31 (MXN)	1,420	65
7.75%, 11/23/34 (MXN)	1,460	65
10.00%, 11/20/36 (MXN)	8,020	430
8.50%, 11/18/38 (MXN)	5,290	250
7.75%, 11/13/42 (MXN)	6,250	272
Mexico City Airport Trust,
5.50%, 7/31/47 (5)	125	86
Mexico Government International Bond,
4.75%, 4/27/32	200	192
6.05%, 1/11/40	30	29
4.75%, 3/8/44	38	31
5.55%, 1/21/45	40	37
5.75%, 10/12/10 (10)	186	156
Petroleos Mexicanos,
7.19%, 9/12/24 (MXN)(4)	1,000	46
5.95%, 1/28/31	415	303
6.70%, 2/16/32	209	159
6.75%, 9/21/47	670	414
6.35%, 2/12/48	62	36
7.69%, 1/23/50	200	136
6.95%, 1/28/60	310	191
Sigma Alimentos S.A. de C.V.,
4.13%, 5/2/26 (5)	75	71
Total Play Telecomunicaciones S.A. de C.V.,
6.38%, 9/20/28 (5)	250	197
Trust Fibra Uno,
5.25%, 12/15/24 (5)	100	98
		5,817
Mongolia – 0.3%
Development Bank of Mongolia LLC,
7.25%, 10/23/23 (4)	200	192
Mongolian Mining Corp.,
2.34%, 10/1/22 (2) (3)	60	23
		215
Morocco – 0.3%
OCP S.A.,
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 89.6%continued
Morocco – 0.3%continued
3.75%, 6/23/31 (5)	$150	$113
5.13%, 6/23/51 (4)	200	134
		247
Mozambique – 0.2%
Mozambique International Bond,
(Step to 9.00% on 9/15/23), 5.00%, 9/15/31 (4) (6)	200	145
Netherlands – 2.9%
Braskem Netherlands Finance B.V.,
4.50%, 1/31/30 (4)	250	213
Embraer Netherlands Finance B.V.,
6.95%, 1/17/28 (5)	180	174
Guara Norte S.a.r.l.,
5.20%, 6/15/34 (5)	187	152
IHS Netherlands Holdco B.V.,
8.00%, 9/18/27 (4)	250	220
Metinvest B.V.,
7.65%, 10/1/27 (4)	300	164
Minejesa Capital B.V.,
5.63%, 8/10/37 (4)	200	162
Mong Duong Finance Holdings B.V.,
5.13%, 5/7/29 (5)	250	201
MV24 Capital B.V.,
6.75%, 6/1/34 (5)	102	91
Prosus N.V.,
4.19%, 1/19/32 (5)	215	172
4.03%, 8/3/50 (5)	170	106
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/1/26	600	492
		2,147
Nigeria – 1.1%
Access Bank PLC,
6.13%, 9/21/26 (5)	150	121
Nigeria Government International Bond,
8.75%, 1/21/31 (4)	200	150
7.38%, 9/28/33 (4)	215	141
7.70%, 2/23/38 (4)	200	124
8.25%, 9/28/51 (5)	200	124
SEPLAT Energy PLC,
7.75%, 4/1/26 (5)	200	179
		839

NORTHERN FUNDS QUARTERLY REPORT     215    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 89.6%continued
Oman – 1.7%
Oman Government International Bond,
5.63%, 1/17/28 (4)	$200	$193
6.50%, 3/8/47 (4)	200	169
6.75%, 1/17/48 (4)	711	615
OQ SAOC,
5.13%, 5/6/28 (5)	200	188
Oryx Funding Ltd.,
5.80%, 2/3/31 (5)	100	94
		1,259
Pakistan – 0.4%
Pakistan Government International Bond,
8.25%, 4/15/24 (4)	200	156
7.38%, 4/8/31 (4)	250	159
		315
Panama – 1.2%
Panama Government International Bond,
8.88%, 9/30/27	21	25
9.38%, 4/1/29	23	28
6.70%, 1/26/36	34	37
4.50%, 4/16/50	200	163
4.30%, 4/29/53	200	157
4.50%, 4/1/56	200	158
3.87%, 7/23/60	400	282
		850
Papua New Guinea – 0.2%
Papua New Guinea Government International Bond,
8.38%, 10/4/28 (4)	200	172
Paraguay – 0.7%
Paraguay Government International Bond,
2.74%, 1/29/33 (4)	485	360
5.60%, 3/13/48 (4)	200	158
		518
Peru – 2.8%
Consorcio Transmantaro S.A.,
5.20%, 4/11/38 (5)	130	116
Fondo MIVIVIENDA S.A.,
4.63%, 4/12/27 (5)	125	121
Hunt Oil Co. of Peru LLC Sucursal Del Peru,
6.38%, 6/1/28 (4)	183	168
Intercorp Peru Ltd.,
3.88%, 8/15/29 (4)	200	166
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 89.6%continued
Peru – 2.8%continued
Peru Government Bond,
6.15%, 8/12/32 (PEN)	$700	$162
5.40%, 8/12/34 (PEN)	215	45
5.35%, 8/12/40 (PEN)	289	56
Peru LNG S.r.l.,
5.38%, 3/22/30 (4)	200	161
Peruvian Government International Bond,
2.39%, 1/23/26	225	209
2.78%, 1/23/31	375	319
6.95%, 8/12/31 (PEN)(4)	363	90
8.75%, 11/21/33	70	89
2.78%, 12/1/60	31	19
Petroleos del Peru S.A.,
5.63%, 6/19/47 (4)	485	329
		2,050
Philippines – 0.3%
Philippine Government International Bond,
10.63%, 3/16/25	48	57
9.50%, 2/2/30	52	67
6.38%, 10/23/34	100	112
		236
Poland – 2.1%
Republic of Poland Government Bond,
2.50%, 4/25/24 (PLN)	1,178	241
3.25%, 7/25/25 (PLN)	387	77
2.50%, 7/25/26 (PLN)	1,999	372
0.25%, 10/25/26 (PLN)	62	10
3.75%, 5/25/27 (PLN)	463	89
2.50%, 7/25/27 (PLN)	1,111	199
2.75%, 4/25/28 (PLN)	1,000	179
2.75%, 10/25/29 (PLN)	723	124
1.25%, 10/25/30 (PLN)	1,650	241
1.75%, 4/25/32 (PLN)	198	28
		1,560
Qatar – 1.8%
Qatar Government International Bond,
3.40%, 4/16/25 (4)	200	199
4.00%, 3/14/29 (4)	689	696
5.10%, 4/23/48 (4)	225	236
4.82%, 3/14/49 (4)	200	202
		1,333

FIXED INCOME FUNDS    216    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 89.6%continued
Romania – 1.3%
Romania Government Bond,
5.80%, 7/26/27 (RON)	$520	$97
4.15%, 10/24/30 (RON)	465	73
4.75%, 10/11/34 (RON)	1,000	148
Romanian Government International Bond,
4.38%, 8/22/23 (4)	90	90
3.00%, 2/27/27 (4)	18	16
1.75%, 7/13/30 (EUR)(4)	300	225
3.00%, 2/14/31 (4)	14	11
3.63%, 3/27/32 (5)	60	47
5.13%, 6/15/48 (4)	200	156
4.00%, 2/14/51 (4)	100	65
		928
Russia – 0.5%
Russian Federal Bond - OFZ,
7.75%, 9/16/26 (RUB)(4) (9) (11)	16,838	28
7.95%, 10/7/26 (RUB)(9) (11)	14,913	24
8.15%, 2/3/27 (RUB)(9) (11)	24,905	41
6.00%, 10/6/27 (RUB)(9) (11)	30,000	49
7.05%, 1/19/28 (RUB)(9) (11)	14,386	23
6.90%, 5/23/29 (RUB)(9) (11)	44,365	73
7.65%, 4/10/30 (RUB)(9) (11)	45,948	75
8.50%, 9/17/31 (RUB)(9) (11)	14,441	24
7.70%, 3/23/33 (RUB)(9) (11)	24,731	40
7.25%, 5/10/34 (RUB)(9) (11)	4,043	7
		384
Rwanda – 0.2%
Rwanda International Government Bond,
5.50%, 8/9/31 (4)	200	157
Saudi Arabia – 1.6%
EIG Pearl Holdings S.a.r.l.,
3.55%, 8/31/36 (5)	200	171
Saudi Arabian Oil Co.,
1.63%, 11/24/25 (5)	50	46
4.25%, 4/16/39 (5)	100	92
Saudi Government International Bond,
4.50%, 10/26/46 (4)	550	503
5.00%, 4/17/49 (4)	200	197
3.45%, 2/2/61 (4)	200	150
		1,159
Serbia – 0.3%
Serbia International Bond,
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 89.6%continued
Serbia – 0.3%continued
2.13%, 12/1/30 (4)	$300	$221
Singapore – 1.0%
Greenko Wind Projects Mauritius Ltd.,
5.50%, 4/6/25 (5)	200	183
Inkia Energy Ltd.,
5.88%, 11/9/27 (4)	200	183
LLPL Capital Pte. Ltd.,
6.88%, 2/4/39 (5)	174	162
Medco Laurel Tree Pte. Ltd.,
6.95%, 11/12/28 (5)	275	230
		758
South Africa – 4.0%
Gold Fields Orogen Holdings BVI Ltd.,
6.13%, 5/15/29 (5)	200	204
Republic of South Africa Government Bond,
10.50%, 12/21/26 (ZAR)	1,130	74
8.00%, 1/31/30 (ZAR)	2,195	117
7.00%, 2/28/31 (ZAR)	1,086	53
8.25%, 3/31/32 (ZAR)	15,283	787
8.88%, 2/28/35 (ZAR)	4,995	258
6.25%, 3/31/36 (ZAR)	1,410	56
8.50%, 1/31/37 (ZAR)	7,973	387
9.00%, 1/31/40 (ZAR)	796	39
6.50%, 2/28/41 (ZAR)	987	37
8.75%, 1/31/44 (ZAR)	728	35
8.75%, 2/28/48 (ZAR)	4,421	210
Republic of South Africa Government International Bond,
4.30%, 10/12/28	540	461
5.38%, 7/24/44	200	136
5.00%, 10/12/46	200	129
		2,983
South Korea – 0.3%
Kyobo Life Insurance Co. Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 5.90%, 6/15/52 (2) (5) (7)	200	199
Spain – 0.3%
AI Candelaria Spain S.A.,
5.75%, 6/15/33 (5)	250	183
Sri Lanka – 0.2%
Sri Lanka Government International Bond,

NORTHERN FUNDS QUARTERLY REPORT     217    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 89.6%continued
Sri Lanka – 0.2%continued
6.85%, 3/14/24 (4)	$200	$63
7.85%, 3/14/29 (4)	200	64
		127
Tanzania, United Republic of – 0.3%
HTA Group Ltd.,
7.00%, 12/18/25 (4)	275	236
Thailand – 2.7%
Bangkok Bank PCL,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 3.47%, 9/23/36 (5) (7)	300	251
GC Treasury Center Co. Ltd.,
4.40%, 3/30/32 (5)	200	183
4.30%, 3/18/51 (5)	200	153
Thailand Government Bond,
2.40%, 12/17/23 (THB)	8,500	244
2.88%, 12/17/28 (THB)	1,314	38
2.00%, 12/17/31 (THB)	2,048	54
3.78%, 6/25/32 (THB)	5,307	162
1.59%, 12/17/35 (THB)	3,849	88
3.40%, 6/17/36 (THB)	2,700	75
3.30%, 6/17/38 (THB)	18,047	490
2.00%, 6/17/42 (THB)	1,436	31
2.88%, 6/17/46 (THB)	644	15
3.60%, 6/17/67 (THB)	598	14
TMBThanachart Bank PCL,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.26%), 4.90%, 12/2/24 (2) (4) (7)	200	184
		1,982
Turkey – 1.1%
Turkey Government International Bond,
5.13%, 2/17/28	300	228
4.88%, 4/16/43	545	321
5.75%, 5/11/47	200	123
Ulker Biskuvi Sanayi AS,
6.95%, 10/30/25 (4)	200	155
		827
Ukraine – 0.9%
State Agency of Roads of Ukraine,
6.25%, 6/24/28 (4)	200	51
Ukraine Government Bond,
11.15%, 8/26/22 (UAH)	927	31
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 89.6%continued
Ukraine – 0.9%continued
10.95%, 11/1/23 (UAH)	$3,377	$69
15.84%, 2/26/25 (UAH)	1,532	23
Ukraine Government International Bond,
15.84%, 2/26/25 (UAH)(4) (11)	8,000	123
7.75%, 9/1/26 (4) (11)	150	39
6.88%, 5/21/29 (4) (11)	200	50
7.38%, 9/25/32 (4) (11)	207	52
7.25%, 3/15/33 (4) (11)	212	53
3.44%, 5/31/40 (4) (12) (13)	100	25
Ukraine Treasury Bill,
8.83%, 9/7/22 (UAH)(14)	755	24
8.77%, 11/2/22 (UAH)(14)	173	6
8.81%, 1/11/23 (UAH)(14)	54	2
VF Ukraine PAT via VFU Funding PLC,
6.20%, 2/11/25 (4)	200	128
		676
United Arab Emirates – 1.4%
Abu Dhabi Government International Bond,
1.63%, 6/2/28 (4)	250	222
3.13%, 9/30/49 (4)	200	156
2.70%, 9/2/70 (4)	200	135
Emirate of Dubai Government International Bonds,
5.25%, 1/30/43 (4)	200	183
Oztel Holdings SPC Ltd.,
6.63%, 4/24/28 (5)	200	201
Sweihan PV Power Co. PJSC,
3.63%, 1/31/49 (5)	200	165
		1,062
United Kingdom – 1.5%
Energean PLC,
6.50%, 4/30/27 (5)	165	145
Liquid Telecommunications Financing PLC,
5.50%, 9/4/26 (5)	150	131
Tullow Oil PLC,
10.25%, 5/15/26 (5)	225	215
10.25%, 5/15/26 (4)	188	180
Vedanta Resources Finance II PLC,
13.88%, 1/21/24 (4)	200	178
8.95%, 3/11/25 (5)	300	237
		1,086
Uruguay – 0.7%
Uruguay Government International Bond,

FIXED INCOME FUNDS    218    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 89.6%continued
Uruguay – 0.7%continued
8.50%, 3/15/28 (UYU)(4)	$1,543	$35
4.38%, 12/15/28 (UYU)	241	16
8.25%, 5/21/31 (UYU)	8,811	191
7.88%, 1/15/33	51	64
7.63%, 3/21/36	34	43
3.88%, 7/2/40 (UYU)	2,634	81
4.13%, 11/20/45	33	30
5.10%, 6/18/50	36	36
4.98%, 4/20/55	55	54
		550
Uzbekistan – 0.2%
Republic of Uzbekistan International Bond,
5.38%, 2/20/29 (4)	200	176
Venezuela – 0.6%
Petroleos de Venezuela S.A.,
8.50%, 10/27/20 (4) (9) (11)	1,480	252
9.00%, 11/17/21 (4) (9) (11)	172	10
12.75%, 2/17/22 (4) (9) (11)	92	5
5.38%, 4/12/27 (4) (9) (11)	77	4
9.75%, 5/17/35 (4) (9) (11)	222	10
Venezuela Government International Bond,
7.75%, 10/13/19 (4) (9) (11)	72	5
12.75%, 8/23/22 (4) (9) (11)	151	13
9.00%, 5/7/23 (4) (9) (11)	62	5
8.25%, 10/13/24 (4) (9) (11)	141	11
11.75%, 10/21/26 (4) (9) (11)	632	52
9.25%, 9/15/27 (9) (11)	186	16
9.25%, 5/7/28 (4) (9) (11)	102	9
11.95%, 8/5/31 (4) (9) (11)	1,045	86
		478
Vietnam – 0.4%
Viet Nam Debt & Asset Trading Corp.,
1.00%, 10/10/25 (4)	300	256
Virgin Islands, British – 0.1%
Central China Real Estate Ltd.,
7.65%, 8/27/23 (4)	200	87
Zambia – 0.3%
Zambia Government International Bond,
5.38%, 9/20/22 (4) (9)	400	229
Total Foreign Issuer Bonds
(Cost $88,619)		66,527

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 10.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(15) (16)	7,683,970	$7,684
Total Investment Companies
(Cost $7,684)		7,684

Total Investments – 102.1%
(Cost $98,060)		75,831
Liabilities less Other Assets – (2.1%)		(1,590)
Net Assets – 100.0%		$74,241

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Perpetual bond. Maturity date represents next call date.
(3)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(4)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(6)	Step coupon bond. Rate as of June 30, 2022 is disclosed.
(7)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2022.
(8)	Zero coupon bond.
(9)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(10)	Century bond maturing in 2110.
(11)	Restricted security that has been deemed illiquid. At June 30, 2022, the value of these restricted illiquid securities amounted to approximately $1,178,000 or 1.6% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Petroleos de Venezuela S.A., 8.50%, 10/27/20	4/4/17-11/14/18	$1,199
Petroleos de Venezuela S.A., 9.00%, 11/17/21	1/19/16-6/14/17	100
Petroleos de Venezuela S.A., 12.75%, 2/17/22	3/10/16-6/14/17	51
Petroleos de Venezuela S.A., 5.38%, 4/12/27	7/19/16-6/14/17	30
Petroleos de Venezuela S.A., 9.75%, 5/17/35	6/20/16-6/14/17	105
Russian Federal Bond - OFZ, 7.75%, 9/16/26	3/6/17	283
Russian Federal Bond - OFZ, 7.95%, 10/7/26	2/28/20-7/20/21	218

NORTHERN FUNDS QUARTERLY REPORT     219    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Russian Federal Bond - OFZ, 8.15%, 2/3/27	3/11/20-11/9/20	$359
Russian Federal Bond - OFZ, 6.00%, 10/6/27	5/27/21-5/28/21	395
Russian Federal Bond - OFZ, 7.05%, 1/19/28	9/17/18-9/17/20	195
Russian Federal Bond - OFZ, 6.90%, 5/23/29	4/10/19-9/23/21	630
Russian Federal Bond - OFZ, 7.65%, 4/10/30	2/21/20-9/9/21	694
Russian Federal Bond - OFZ, 8.50%, 9/17/31	9/18/20-11/27/20	226
Russian Federal Bond - OFZ, 7.70%, 3/23/33	12/17/18-9/17/20	348
Russian Federal Bond - OFZ, 7.25%, 5/10/34	10/7/19-10/9/19	63
Ukraine Government International Bond, 15.84%, 2/26/25	6/12/19	303
Ukraine Government International Bond, 7.75%, 9/1/26	1/5/21	165
Ukraine Government International Bond, 6.88%, 5/21/29	6/18/21	206
Ukraine Government International Bond, 7.38%, 9/25/32	5/30/18-1/8/19	174
Ukraine Government International Bond, 7.25%, 3/15/33	11/27/20	224
Venezuela Government International Bond, 7.75%, 10/13/19	6/14/17-8/11/17	43
Venezuela Government International Bond, 12.75%, 8/23/22	4/29/16-7/27/18	49
Venezuela Government International Bond, 9.00%, 5/7/23	6/14/17-8/11/17	29
Venezuela Government International Bond, 8.25%, 10/13/24	6/14/17-8/11/17	63
Venezuela Government International Bond, 11.75%, 10/21/26	3/3/17-11/13/17	333
Venezuela Government International Bond, 9.25%, 9/15/27	11/17/16-11/13/17	84
Venezuela Government International Bond, 9.25%, 5/7/28	8/11/17-5/15/18	31
Venezuela Government International Bond, 11.95%, 8/5/31	3/3/17-7/27/18	480

(12)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(13)	Variable or floating rate security. Rate as of June 30, 2022 is disclosed.
(14)	Discount rate at the time of purchase.
(15)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(16)	7-day current yield as of June 30, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

10Y – 10 Year

5Y – 5 Year

CETIP – Central of Custody and Financial Settlement of Securities

CFETS – China Foreign Exchange Trade System

CIB – Corporate and Investment Bank

CMT – Constant Maturity

USD – United States Dollar

BRL - Brazilian Real

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan Renminbi

COP - Colombian Peso

CZK - Czech Koruna

EGP - Egyptian Pound

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

KZT - Kazakhstan Tenge

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

UAH - Ukraine Hryvnia

UYU - Uruguayan Peso

ZAR - South African Rand

FIXED INCOME FUNDS    220    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
At June 30, 2022, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Barclays	Czech Koruna	4,419	United States Dollar	190	8/31/22	$5
Barclays	Indian Rupee	14,477	United States Dollar	184	9/30/22	2
Barclays	Indonesian Rupiah	1,455,419	United States Dollar	99	8/10/22	2
Barclays	Romanian Leu	216	United States Dollar	46	8/31/22	—*
Barclays	South African Rand	289	United States Dollar	19	8/31/22	1
Barclays	Turkish Lira	40	United States Dollar	2	7/13/22	—*
Barclays	Turkish Lira	170	United States Dollar	10	7/14/22	—*
Barclays	United States Dollar	25	Turkish Lira	460	7/13/22	2
Barclays	United States Dollar	3	Turkish Lira	55	7/14/22	—*
BNP	Brazilian Real	5,000	United States Dollar	1,044	7/5/22	91
BNP	Colombian Peso	1,863,039	United States Dollar	488	7/29/22	42
BNP	Euro	192	United States Dollar	204	7/20/22	3
BNP	Hungarian Forint	140,871	United States Dollar	384	8/31/22	16
BNP	Indian Rupee	934	United States Dollar	12	7/12/22	—*
BNP	Indonesian Rupiah	2,139,415	United States Dollar	148	7/29/22	5
BNP	South African Rand	665	United States Dollar	41	8/31/22	—*
BNP	United States Dollar	19	Egyptian Pound	378	8/29/22	—*
BNP	United States Dollar	57	Hungarian Forint	21,771	8/31/22	—*
BNP	United States Dollar	34	Mexican Peso	696	7/29/22	1
Citibank	Hungarian Forint	6,072	United States Dollar	16	8/31/22	—*
Citibank	Indian Rupee	716	United States Dollar	9	9/30/22	—*
Citibank	Polish Zloty	489	United States Dollar	111	8/31/22	3
JPMorgan Chase	Brazilian Real	7,357	United States Dollar	1,418	7/5/22	14
JPMorgan Chase	Egyptian Pound	457	United States Dollar	24	7/26/22	—*
JPMorgan Chase	Indonesian Rupiah	615,783	United States Dollar	43	7/12/22	2
JPMorgan Chase	Indonesian Rupiah	615,783	United States Dollar	41	10/12/22	—*
JPMorgan Chase	Mexican Peso	17,300	United States Dollar	879	7/29/22	23
JPMorgan Chase	Romanian Leu	66	United States Dollar	14	8/31/22	—*
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
JPMorgan Chase	United States Dollar	192	Chinese Offshore Yuan	1,287	8/10/22	$—*
JPMorgan Chase	United States Dollar	63	Turkish Lira	1,277	9/14/22	8
Merrill Lynch	Peruvian Nuevo Sol	189	United States Dollar	50	7/27/22	1
Merrill Lynch	Romanian Leu	596	United States Dollar	128	8/31/22	3
Merrill Lynch	Turkish Lira	169	United States Dollar	10	7/13/22	—*
Morgan Stanley	Chilean Peso	222,992	United States Dollar	269	7/29/22	28
Morgan Stanley	Chinese Offshore Yuan	2,207	United States Dollar	332	8/10/22	2
Morgan Stanley	Colombian Peso	208,133	United States Dollar	50	7/29/22	—*
Morgan Stanley	Czech Koruna	948	United States Dollar	40	8/31/22	—*
Morgan Stanley	Indonesian Rupiah	582,140	United States Dollar	40	7/29/22	1
Morgan Stanley	Mexican Peso	5,354	United States Dollar	269	7/29/22	5
Morgan Stanley	Polish Zloty	379	United States Dollar	88	8/31/22	4
Morgan Stanley	South African Rand	3,747	United States Dollar	241	8/31/22	12
Morgan Stanley	Thai Baht	436	United States Dollar	13	8/10/22	—*
Morgan Stanley	Turkish Lira	185	United States Dollar	11	7/14/22	—*
Santander	Brazilian Real	707	United States Dollar	137	7/5/22	2
Santander	Colombian Peso	62,369	United States Dollar	15	7/29/22	—*
Santander	United States Dollar	562	Mexican Peso	11,483	7/29/22	6
Standard Chartered Bank	Brazilian Real	502	United States Dollar	97	7/5/22	1
Standard Chartered Bank	Brazilian Real	290	United States Dollar	55	8/2/22	—*
Standard Chartered Bank	Chilean Peso	109,903	United States Dollar	125	7/29/22	6
Standard Chartered Bank	Indian Rupee	13,543	United States Dollar	174	7/12/22	3
Standard Chartered Bank	Indonesian Rupiah	377,210	United States Dollar	26	7/29/22	1
Standard Chartered Bank	Malaysian Ringgit	1,638	United States Dollar	373	7/29/22	1
Standard Chartered Bank	Thai Baht	2,000	United States Dollar	57	8/31/22	—*
Standard Chartered Bank	United States Dollar	89	Euro	85	7/20/22	—*
Subtotal Appreciation						296
Barclays	Turkish Lira	18	United States Dollar	1	7/13/22	—*
Barclays	Turkish Lira	18	United States Dollar	1	7/14/22	—*

NORTHERN FUNDS QUARTERLY REPORT     221    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Barclays	United States Dollar	156	Colombian Peso	621,697	7/29/22	$(7)
Barclays	United States Dollar	185	Indian Rupee	14,477	7/12/22	(2)
Barclays	United States Dollar	418	Indian Rupee	32,936	9/30/22	(4)
Barclays	United States Dollar	94	Indonesian Rupiah	1,378,185	7/29/22	(2)
Barclays	United States Dollar	321	Romanian Leu	1,514	8/31/22	(3)
Barclays	United States Dollar	387	South African Rand	6,185	8/31/22	(9)
BNP	United States Dollar	954	Brazilian Real	5,000	7/5/22	(1)
BNP	United States Dollar	294	Chinese Offshore Yuan	1,959	8/10/22	(2)
BNP	United States Dollar	6	Euro	6	7/20/22	(1)
BNP	United States Dollar	90	Hungarian Forint	33,226	8/31/22	(3)
BNP	United States Dollar	68	Indonesian Rupiah	978,489	7/29/22	(2)
BNP	United States Dollar	848	Mexican Peso	16,729	7/29/22	(21)
BNP	United States Dollar	173	Polish Zloty	780	8/31/22	(1)
BNP	United States Dollar	218	Thai Baht	7,451	8/31/22	(6)
Citibank	Thai Baht	16,713	United States Dollar	472	8/31/22	(2)
Citibank	United States Dollar	126	Chilean Peso	106,556	7/29/22	(11)
Citibank	United States Dollar	88	Indonesian Rupiah	1,293,365	7/29/22	(2)
Citibank	United States Dollar	79	Thai Baht	2,678	7/27/22	(3)
Citibank	United States Dollar	469	Thai Baht	16,122	9/21/22	(11)
JPMorgan Chase	Turkish Lira	1,278	United States Dollar	71	9/14/22	(1)
JPMorgan Chase	United States Dollar	428	Brazilian Real	2,159	7/5/22	(16)
JPMorgan Chase	United States Dollar	495	Chilean Peso	412,202	7/29/22	(49)
JPMorgan Chase	United States Dollar	92	Colombian Peso	356,863	7/29/22	(7)
JPMorgan Chase	United States Dollar	41	Indonesian Rupiah	615,783	7/12/22	—*
JPMorgan Chase	United States Dollar	64	Thai Baht	2,160	7/27/22	(3)
JPMorgan Chase	United States Dollar	198	Thai Baht	6,759	8/31/22	(7)
Merrill Lynch	Mexican Peso	1,041	United States Dollar	50	7/29/22	(1)
Merrill Lynch	United States Dollar	33	Chilean Peso	27,732	7/29/22	(3)
Merrill Lynch	United States Dollar	283	Thai Baht	9,671	8/31/22	(8)
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Morgan Stanley	Mexican Peso	1,621	United States Dollar	80	7/29/22	$—*
Morgan Stanley	United States Dollar	221	Czech Koruna	5,140	8/31/22	(5)
Morgan Stanley	United States Dollar	36	Indonesian Rupiah	532,228	7/29/22	—*
Morgan Stanley	United States Dollar	215	Mexican Peso	4,341	7/29/22	—*
Morgan Stanley	United States Dollar	37	Polish Zloty	158	8/31/22	(2)
Morgan Stanley	United States Dollar	23	South African Rand	379	8/31/22	—*
Santander	Mexican Peso	5,681	United States Dollar	275	7/29/22	(6)
Santander	United States Dollar	118	Brazilian Real	617	7/5/22	—*
Santander	United States Dollar	157	Colombian Peso	600,000	7/29/22	(13)
Standard Chartered Bank	Chinese Offshore Yuan	2,864	United States Dollar	423	8/10/22	(5)
Standard Chartered Bank	United States Dollar	186	Brazilian Real	975	8/2/22	(2)
Standard Chartered Bank	United States Dollar	173	Czech Koruna	4,115	8/31/22	—*
Standard Chartered Bank	United States Dollar	469	Hungarian Forint	169,680	8/31/22	(26)
Standard Chartered Bank	United States Dollar	710	Malaysian Ringgit	3,044	7/29/22	(19)
Standard Chartered Bank	United States Dollar	110	Peruvian Nuevo Sol	413	7/27/22	(3)
Standard Chartered Bank	United States Dollar	26	Philippine Peso	1,357	7/29/22	(1)
Standard Chartered Bank	United States Dollar	22	Polish Zloty	97	8/31/22	—*
Standard Chartered Bank	United States Dollar	16	Romanian Leu	75	8/31/22	—*
Subtotal Depreciation						(270)
Total						$26

*	Amount rounds to less than one thousand.

FIXED INCOME FUNDS    222    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
As of June 30, 2022, the Fund had the following centrally cleared interest rate swap agreements outstanding:
PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Brazil CETIP InterBank Deposit Rate(1)	10.95(1)	4,800,000	BRL	1/2/25	$(34)	$—	$(34)
Total							$(34)

(1)	Payment Frequency is at maturity.
At June 30, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	75.7%
All other currencies less than 5%	26.4
Total Investments	102.1
Liabilities less Other Assets	(2.1)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Convertible Bonds	$—	$5	$—	$5
Corporate Bonds	—	1,615	—	1,615
Foreign Issuer Bonds(1)	—	66,527	—	66,527
Investment Companies	7,684	—	—	7,684
Total Investments	$7,684	$68,147	$—	$75,831
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$296	$—	$296
Liabilities
Forward Foreign Currency Exchange Contracts	—	(270)	—	(270)
Centrally Cleared Interest Rate Swap Agreements	—	(34)	—	(34)
Total Other Financial Instruments	$—	$(8)	$—	$(8)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$5,265	$76,657	$74,238	$9	$7,684	7,683,970
NORTHERN FUNDS QUARTERLY REPORT     223    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 0.1%
Cable & Satellite – 0.1%
DISH Network Corp.,
3.38%, 8/15/26	$365	$247
Oil & Gas Producers – 0.0%
Gulfport Energy Corp.,
10.00%, (100% Cash), 8/25/22(1) (2) (3) (4)	—	27
Telecommunications – 0.0%
Digicel Group Holdings Ltd.,
7.00%, 7/18/22(1) (3) (5)	8	4
Total Convertible Bonds
(Cost $344)		278

CORPORATE BONDS – 72.5%
Advertising & Marketing – 0.2%
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 8/15/27 (1)	125	109
4.25%, 1/15/29 (1)	25	20
4.63%, 3/15/30 (1)	100	79
Summer BC Bidco B LLC,
5.50%, 10/31/26 (1)	140	125
		333
Aerospace & Defense – 1.6%
Howmet Aerospace, Inc.,
5.13%, 10/1/24	50	50
5.90%, 2/1/27	25	25
5.95%, 2/1/37	100	94
Spirit AeroSystems, Inc.,
5.50%, 1/15/25 (1)	25	23
7.50%, 4/15/25 (1)	145	135
4.60%, 6/15/28	50	37
TransDigm, Inc.,
8.00%, 12/15/25 (1)	50	51
6.25%, 3/15/26 (1)	495	477
6.38%, 6/15/26	775	725
7.50%, 3/15/27	100	94
5.50%, 11/15/27	375	318
4.63%, 1/15/29	100	80
4.88%, 5/1/29	1,100	895
Triumph Group, Inc.,
8.88%, 6/1/24 (1)	19	19
7.75%, 8/15/25	25	19
		3,042
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Apparel & Textile Products – 0.0%
Crocs, Inc.,
4.13%, 8/15/31 (1)	$25	$18
Kontoor Brands, Inc.,
4.13%, 11/15/29 (1)	25	20
		38
Asset Management – 0.9%
AG Issuer LLC,
6.25%, 3/1/28 (1)	75	65
Compass Group Diversified Holdings LLC,
5.25%, 4/15/29 (1)	50	41
5.00%, 1/15/32 (1)	25	19
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 9/15/24	250	233
6.38%, 12/15/25	25	24
6.25%, 5/15/26	100	94
5.25%, 5/15/27	150	133
4.38%, 2/1/29	25	20
NFP Corp.,
4.88%, 8/15/28 (1)	50	43
6.88%, 8/15/28 (1)	1,155	953
		1,625
Automotive – 4.0%
Cooper-Standard Automotive, Inc.,
13.00%, 6/1/24 (1)	25	25
Dana, Inc.,
4.50%, 2/15/32	45	33
Dealer Tire LLC/DT Issuer LLC,
8.00%, 2/1/28 (1)	25	22
Dornoch Debt Merger Sub, Inc.,
6.63%, 10/15/29 (1)	965	713
Ford Motor Co.,
9.00%, 4/22/25	200	215
9.63%, 4/22/30	1,175	1,310
7.45%, 7/16/31	815	827
3.25%, 2/12/32	25	19
4.75%, 1/15/43	160	114
5.29%, 12/8/46	180	138
Ford Motor Credit Co. LLC,
3.81%, 1/9/24	325	315
4.06%, 11/1/24	265	251
5.13%, 6/16/25	400	382

FIXED INCOME FUNDS    224    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Automotive – 4.0%continued
4.13%, 8/4/25	$200	$190
4.39%, 1/8/26	140	129
4.13%, 8/17/27	105	93
5.11%, 5/3/29	605	542
4.00%, 11/13/30	200	162
3.63%, 6/17/31	200	155
Goodyear Tire & Rubber (The) Co.,
9.50%, 5/31/25	330	341
5.00%, 5/31/26	85	78
5.00%, 7/15/29	205	170
5.25%, 4/30/31	190	154
5.25%, 7/15/31 (1)	100	80
5.63%, 4/30/33	50	40
PM General Purchaser LLC,
9.50%, 10/1/28 (1)	50	40
Real Hero Merger Sub 2, Inc.,
6.25%, 2/1/29 (1)	540	410
Tenneco, Inc.,
5.00%, 7/15/26	25	23
7.88%, 1/15/29 (1)	75	73
Wheel Pros, Inc.,
6.50%, 5/15/29 (1)	625	441
		7,485
Banking – 0.2%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 3/15/28 (5) (6)	75	66
Citigroup, Inc.,
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 1/30/23 (5) (6)	50	49
(Variable, U.S. SOFR + 3.23%), 4.70%, 1/30/25 (5) (6)	75	61
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 3.30%), 6.00%, 8/1/23 (5) (6)	125	117
(Variable, ICE LIBOR USD 3M + 3.33%), 6.13%, 4/30/24 (5) (6)	50	47
(Variable, ICE LIBOR USD 3M + 3.33%), 6.10%, 10/1/24 (5) (6)	50	47
(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (5) (6)	25	21
		408
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Beverages – 0.0%
Primo Water Holdings, Inc.,
4.38%, 4/30/29 (1)	$50	$41
Triton Water Holdings, Inc.,
6.25%, 4/1/29 (1)	50	35
		76
Biotechnology & Pharmaceuticals – 0.4%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	175	123
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	400	345
P&L Development LLC/PLD Finance Corp.,
7.75%, 11/15/25 (1)	75	53
Par Pharmaceutical, Inc.,
7.50%, 4/1/27 (1)	111	84
Prestige Brands, Inc.,
5.13%, 1/15/28 (1)	25	23
3.75%, 4/1/31 (1)	25	21
		649
Cable & Satellite – 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 5/1/26 (1)	195	190
5.00%, 2/1/28 (1)	560	517
4.75%, 3/1/30 (1)	300	257
4.50%, 8/15/30 (1)	425	353
4.25%, 2/1/31 (1)	290	236
4.75%, 2/1/32 (1)	525	430
4.50%, 5/1/32	460	372
4.50%, 6/1/33 (1)	200	158
4.25%, 1/15/34 (1)	175	135
CSC Holdings LLC,
7.50%, 4/1/28 (1)	465	388
5.75%, 1/15/30 (1)	1,060	771
4.13%, 12/1/30 (1)	230	179
4.63%, 12/1/30 (1)	320	214
4.50%, 11/15/31 (1)	200	154
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	225	192
DISH DBS Corp.,
5.88%, 11/15/24	25	21

NORTHERN FUNDS QUARTERLY REPORT     225    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Cable & Satellite – 3.8%continued
5.25%, 12/1/26 (1)	$100	$78
7.38%, 7/1/28	180	122
5.75%, 12/1/28 (1)	75	55
5.13%, 6/1/29	215	131
GCI LLC,
4.75%, 10/15/28 (1)	25	22
Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 8/15/27 (1)	50	46
Radiate Holdco LLC/Radiate Finance, Inc.,
6.50%, 9/15/28 (1)	225	174
Sirius XM Radio, Inc.,
3.13%, 9/1/26 (1)	625	558
5.00%, 8/1/27 (1)	375	348
4.00%, 7/15/28 (1)	225	195
5.50%, 7/1/29 (1)	613	559
4.13%, 7/1/30 (1)	202	169
3.88%, 9/1/31 (1)	255	203
		7,227
Chemicals – 1.2%
Avient Corp.,
5.75%, 5/15/25 (1)	50	48
Chemours (The) Co.,
4.63%, 11/15/29 (1)	25	20
Cornerstone Chemical Co.,
6.75%, 8/15/24 (1)	25	22
HB Fuller Co.,
4.25%, 10/15/28	130	109
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	25	20
Innophos Holdings, Inc.,
9.38%, 2/15/28 (1)	50	45
Iris Holdings, Inc.,
8.75%, 2/15/26 (1) (3)	25	20
LSB Industries, Inc.,
6.25%, 10/15/28 (1)	25	22
Minerals Technologies, Inc.,
5.00%, 7/1/28 (1)	25	22
Olin Corp.,
5.63%, 8/1/29	175	156
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Chemicals – 1.2%continued
Olympus Water U.S. Holding Corp.,
4.25%, 10/1/28 (1)	$200	$157
Polar U.S. Borrower LLC/Schenectady International Group, Inc.,
6.75%, 5/15/26 (1)	25	17
SCIH Salt Holdings, Inc.,
4.88%, 5/1/28 (1)	225	187
6.63%, 5/1/29 (1)	240	190
SCIL IV LLC/SCIL U.S.A. Holdings LLC,
5.38%, 11/1/26 (1)	200	160
Tronox, Inc.,
4.63%, 3/15/29 (1)	255	205
Univar Solutions U.S.A., Inc.,
5.13%, 12/1/27 (1)	220	205
Vibrantz Technologies, Inc.,
9.00%, 2/15/30 (1)	165	116
WR Grace Holdings LLC,
4.88%, 6/15/27 (1)	75	65
5.63%, 8/15/29 (1)	535	394
		2,180
Commercial Support Services – 1.5%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	250	203
4.88%, 7/15/32 (1)	50	40
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26 (1)	150	138
9.75%, 7/15/27 (1)	50	42
6.00%, 6/1/29 (1)	200	145
AMN Healthcare, Inc.,
4.63%, 10/1/27 (1)	25	23
4.00%, 4/15/29 (1)	200	169
APX Group, Inc.,
6.75%, 2/15/27 (1)	240	223
5.75%, 7/15/29 (1)	230	178
Aramark Services, Inc.,
5.00%, 4/1/25 (1)	285	273
6.38%, 5/1/25 (1)	100	98
5.00%, 2/1/28 (1)	120	109
ASGN, Inc.,
4.63%, 5/15/28 (1)	275	238
Covanta Holding Corp.,
5.00%, 9/1/30	50	41

FIXED INCOME FUNDS    226    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Commercial Support Services – 1.5%continued
Korn Ferry,
4.63%, 12/15/27 (1)	$140	$126
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.,
5.00%, 2/1/26 (1)	140	117
Prime Security Services Borrower LLC/Prime Finance, Inc.,
5.25%, 4/15/24 (1)	25	24
5.75%, 4/15/26 (1)	155	144
3.38%, 8/31/27 (1)	115	95
6.25%, 1/15/28 (1)	375	314
TKC Holdings, Inc.,
10.50%, 5/15/29 (1)	25	20
WASH Multifamily Acquisition, Inc.,
5.75%, 4/15/26 (1)	50	47
ZipRecruiter, Inc.,
5.00%, 1/15/30 (1)	105	88
		2,895
Construction Materials – 0.6%
Advanced Drainage Systems, Inc.,
5.00%, 9/30/27 (1)	25	23
6.38%, 6/15/30 (1)	170	166
New Enterprise Stone & Lime Co., Inc.,
5.25%, 7/15/28 (1)	50	41
9.75%, 7/15/28 (1)	75	64
Oscar AcquisitionCo LLC/Oscar Finance, Inc.,
9.50%, 4/15/30 (1)	520	412
SRM Escrow Issuer LLC,
6.00%, 11/1/28 (1)	75	64
Standard Industries, Inc.,
5.00%, 2/15/27 (1)	260	232
4.38%, 7/15/30 (1)	175	138
Summit Materials LLC/Summit Materials Finance Corp.,
5.25%, 1/15/29 (1)	50	44
		1,184
Consumer Services – 0.1%
Adtalem Global Education, Inc.,
5.50%, 3/1/28 (1)	40	36
Carriage Services, Inc.,
4.25%, 5/15/29 (1)	25	20
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Consumer Services – 0.1%continued
Graham Holdings Co.,
5.75%, 6/1/26 (1)	$25	$25
PROG Holdings, Inc.,
6.00%, 11/15/29 (1)	25	19
Service Corp. International,
3.38%, 8/15/30	25	20
4.00%, 5/15/31	125	107
		227
Containers & Packaging – 1.7%
Ball Corp.,
2.88%, 8/15/30	105	85
3.13%, 9/15/31	75	60
Berry Global, Inc.,
5.63%, 7/15/27 (1)	100	96
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 2/1/26	170	162
Graham Packaging Co., Inc.,
7.13%, 8/15/28 (1)	150	120
LABL, Inc.,
6.75%, 7/15/26 (1)	530	477
5.88%, 11/1/28 (1)	25	20
8.25%, 11/1/29 (1)	25	19
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (1)	290	253
Owens-Brockway Glass Container, Inc.,
5.38%, 1/15/25 (1)	25	23
6.38%, 8/15/25 (1)	25	24
6.63%, 5/13/27 (1)	19	18
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
4.38%, 10/15/28 (1)	105	89
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
4.00%, 10/15/27 (1)	175	150
Sealed Air Corp.,
4.00%, 12/1/27 (1)	50	45
5.00%, 4/15/29 (1)	50	47
Trident TPI Holdings, Inc.,
9.25%, 8/1/24 (1)	795	727
6.63%, 11/1/25 (1)	865	794

NORTHERN FUNDS QUARTERLY REPORT     227    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Containers & Packaging – 1.7%continued
TriMas Corp.,
4.13%, 4/15/29 (1)	$50	$43
		3,252
Electric Utilities – 1.7%
Calpine Corp.,
4.50%, 2/15/28 (1)	115	104
5.13%, 3/15/28	370	326
4.63%, 2/1/29 (1)	473	394
5.00%, 2/1/31 (1)	469	379
Clearway Energy Operating LLC,
4.75%, 3/15/28 (1)	25	22
3.75%, 1/15/32 (1)	175	139
FirstEnergy Corp.,
4.40%, 7/15/27	90	85
5.35%, 7/15/47	200	169
Leeward Renewable Energy Operations LLC,
4.25%, 7/1/29 (1)	135	108
NextEra Energy Operating Partners L.P.,
3.88%, 10/15/26 (1)	50	46
NRG Energy, Inc.,
6.63%, 1/15/27	16	16
3.38%, 2/15/29 (1)	25	20
5.25%, 6/15/29 (1)	230	205
3.63%, 2/15/31 (1)	70	55
3.88%, 2/15/32 (1)	50	40
PG&E Corp.,
5.00%, 7/1/28	75	63
Talen Energy Supply LLC,
6.63%, 1/15/28 (1) (7)	50	48
TerraForm Power Operating LLC,
5.00%, 1/31/28 (1)	25	23
4.75%, 1/15/30 (1)	50	43
Vistra Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%), 7.00%, 12/15/26 (1) (5) (6)	50	45
Vistra Operations Co. LLC,
5.50%, 9/1/26 (1)	315	297
5.63%, 2/15/27 (1)	140	131
5.00%, 7/31/27 (1)	255	232
4.38%, 5/1/29 (1)	350	293
		3,283
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Electrical Equipment – 0.1%
BWX Technologies, Inc.,
4.13%, 4/15/29 (1)	$25	$22
Sensata Technologies, Inc.,
3.75%, 2/15/31 (1)	25	20
Vertiv Group Corp.,
4.13%, 11/15/28 (1)	165	134
WESCO Distribution, Inc.,
7.13%, 6/15/25 (1)	50	50
7.25%, 6/15/28 (1)	25	25
		251
Engineering & Construction – 0.3%
Arcosa, Inc.,
4.38%, 4/15/29 (1)	25	21
Global Infrastructure Solutions, Inc.,
7.50%, 4/15/32 (1)	105	80
IEA Energy Services LLC,
6.63%, 8/15/29 (1)	320	262
Installed Building Products, Inc.,
5.75%, 2/1/28 (1)	25	22
TopBuild Corp.,
4.13%, 2/15/32 (1)	25	19
VM Consolidated, Inc.,
5.50%, 4/15/29 (1)	170	136
		540
Entertainment Content – 1.4%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	25	13
AMC Networks, Inc.,
4.25%, 2/15/29	175	142
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26 (1)	220	55
6.63%, 8/15/27 (1)	50	6
Lions Gate Capital Holdings LLC,
5.50%, 4/15/29 (1)	740	577
Playtika Holding Corp.,
4.25%, 3/15/29 (1)	585	483
Sterling Entertainment Group LLC,
10.25%, 1/15/24 (2) (8)	1,110	1,066
Univision Communications, Inc.,
5.13%, 2/15/25 (1)	25	24
6.63%, 6/1/27 (1)	75	71

FIXED INCOME FUNDS    228    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Entertainment Content – 1.4%continued
4.50%, 5/1/29	$175	$146
7.38%, 6/30/30 (1)	25	24
		2,607
Food – 0.8%
BellRing Brands, Inc.,
7.00%, 3/15/30 (1)	75	71
Darling Ingredients, Inc.,
5.25%, 4/15/27 (1)	50	48
6.00%, 6/15/30 (1)	60	60
Lamb Weston Holdings, Inc.,
4.13%, 1/31/30 (1)	50	43
4.38%, 1/31/32 (1)	50	43
Nathan's Famous, Inc.,
6.63%, 11/1/25 (1)	36	35
Pilgrim's Pride Corp.,
5.88%, 9/30/27 (1)	195	187
4.25%, 4/15/31 (1)	145	121
3.50%, 3/1/32 (1)	95	74
Post Holdings, Inc.,
5.75%, 3/1/27 (1)	27	26
5.63%, 1/15/28 (1)	25	24
5.50%, 12/15/29 (1)	100	89
4.50%, 9/15/31 (1)	50	41
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	765	647
		1,509
Forestry, Paper & Wood Products – 0.1%
Domtar Corp.,
6.75%, 10/1/28 (1)	42	39
Glatfelter Corp.,
4.75%, 11/15/29 (1)	70	49
Mercer International, Inc.,
5.13%, 2/1/29	145	124
		212
Gas & Water Utilities – 0.1%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 5/20/25	25	24
5.75%, 5/20/27	50	46
Ferrellgas L.P./Ferrellgas Finance Corp.,
5.38%, 4/1/26 (1)	75	65
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Gas & Water Utilities – 0.1%continued
5.88%, 4/1/29 (1) (8)	$125	$101
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.00%, 6/1/31 (1)	25	21
		257
Health Care Facilities & Services – 5.1%
Acadia Healthcare Co., Inc.,
5.50%, 7/1/28 (1)	75	70
5.00%, 4/15/29 (1)	50	45
AHP Health Partners, Inc.,
5.75%, 7/15/29 (1)	25	18
Air Methods Corp.,
8.00%, 5/15/25 (1)	50	33
Cano Health LLC,
6.25%, 10/1/28 (1)	470	384
Centene Corp.,
4.25%, 12/15/27	310	289
2.45%, 7/15/28	25	21
4.63%, 12/15/29	230	215
3.38%, 2/15/30	190	161
3.00%, 10/15/30	300	249
2.50%, 3/1/31	75	60
2.63%, 8/1/31	145	115
Charles River Laboratories International, Inc.,
4.00%, 3/15/31 (1)	25	21
CHS/Community Health Systems, Inc.,
8.00%, 3/15/26 (1)	380	346
5.63%, 3/15/27 (1)	165	140
8.00%, 12/15/27 (1)	254	231
6.88%, 4/1/28 (1)	28	16
6.00%, 1/15/29 (1)	120	99
6.88%, 4/15/29 (1)	125	81
6.13%, 4/1/30 (1)	125	76
5.25%, 5/15/30 (1)	270	205
4.75%, 2/15/31 (1)	125	92
DaVita, Inc.,
4.63%, 6/1/30 (1)	275	214
3.75%, 2/15/31 (1)	75	54
Encompass Health Corp.,
4.75%, 2/1/30	75	63
Envision Healthcare Corp.,
8.75%, 10/15/26 (1)	205	60

NORTHERN FUNDS QUARTERLY REPORT     229    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Health Care Facilities & Services – 5.1%continued
HCA, Inc.,
5.38%, 2/1/25	$360	$358
IQVIA, Inc.,
5.00%, 5/15/27 (1)	100	95
Legacy LifePoint Health LLC,
6.75%, 4/15/25 (1)	80	77
4.38%, 2/15/27 (1)	190	163
LifePoint Health, Inc.,
5.38%, 1/15/29 (1)	25	18
MEDNAX, Inc.,
5.38%, 2/15/30 (1)	25	21
ModivCare Escrow Issuer, Inc.,
5.00%, 10/1/29 (1)	25	20
Molina Healthcare, Inc.,
4.38%, 6/15/28 (1)	180	161
3.88%, 11/15/30 (1)	25	21
3.88%, 5/15/32 (1)	395	331
Option Care Health, Inc.,
4.38%, 10/31/29 (1)	560	480
Owens & Minor, Inc.,
4.50%, 3/31/29 (1)	75	61
6.63%, 4/1/30 (1)	50	46
Prime Healthcare Services, Inc.,
7.25%, 11/1/25 (1)	75	64
RP Escrow Issuer LLC,
5.25%, 12/15/25 (1)	25	22
Select Medical Corp.,
6.25%, 8/15/26 (1)	75	70
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (1)	840	770
10.00%, 4/15/27 (1)	450	436
Team Health Holdings, Inc.,
6.38%, 2/1/25 (1)	805	562
Tenet Healthcare Corp.,
4.63%, 7/15/24	260	250
4.63%, 9/1/24 (1)	25	24
4.88%, 1/1/26 (1)	100	92
6.25%, 2/1/27 (1)	100	92
5.13%, 11/1/27 (1)	885	797
6.13%, 10/1/28 (1)	1,035	886
4.25%, 6/1/29 (1)	50	42
4.38%, 1/15/30 (1)	100	85
6.13%, 6/15/30 (1)	50	46
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Health Care Facilities & Services – 5.1%continued
6.88%, 11/15/31	$25	$22
U.S. Acute Care Solutions LLC,
6.38%, 3/1/26 (1)	75	67
		9,537
Home & Office Products – 0.3%
CD&R Smokey Buyer, Inc.,
6.75%, 7/15/25 (1)	145	128
Newell Brands, Inc.,
4.45%, 4/1/26	250	238
5.63%, 4/1/36	50	43
5.75%, 4/1/46	25	20
Scotts Miracle-Gro (The) Co.,
4.00%, 4/1/31	50	38
4.38%, 2/1/32	25	19
Tempur Sealy International, Inc.,
4.00%, 4/15/29 (1)	50	40
3.88%, 10/15/31 (1)	50	38
		564
Home Construction – 1.1%
Adams Homes, Inc.,
7.50%, 2/15/25 (1)	50	46
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
6.63%, 1/15/28 (1)	50	42
4.63%, 4/1/30 (1)	50	37
Beazer Homes U.S.A., Inc.,
6.75%, 3/15/25	50	46
7.25%, 10/15/29	50	40
Century Communities, Inc.,
3.88%, 8/15/29 (1)	25	20
Cornerstone Building Brands, Inc.,
6.13%, 1/15/29 (1)	390	251
CP Atlas Buyer, Inc.,
7.00%, 12/1/28 (1)	25	18
Forestar Group, Inc.,
3.85%, 5/15/26 (1)	25	21
5.00%, 3/1/28 (1)	50	41
Griffon Corp.,
5.75%, 3/1/28	100	91
JELD-WEN, Inc.,
6.25%, 5/15/25 (1)	50	48
4.63%, 12/15/25 (1)	230	195
4.88%, 12/15/27 (1)	300	234

FIXED INCOME FUNDS    230    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Home Construction – 1.1%continued
KB Home,
6.88%, 6/15/27	$25	$24
7.25%, 7/15/30	285	270
4.00%, 6/15/31	25	19
LGI Homes, Inc.,
4.00%, 7/15/29 (1)	25	19
Meritage Homes Corp.,
6.00%, 6/1/25	75	73
MIWD Holdco II LLC/MIWD Finance Corp.,
5.50%, 2/1/30 (1)	165	133
PGT Innovations, Inc.,
4.38%, 10/1/29 (1)	50	39
Picasso Finance Sub, Inc.,
6.13%, 6/15/25 (1)	19	18
Shea Homes L.P./Shea Homes Funding Corp.,
4.75%, 2/15/28 (1)	175	141
4.75%, 4/1/29 (1)	25	20
STL Holding Co. LLC,
7.50%, 2/15/26 (1)	50	43
Taylor Morrison Communities, Inc.,
5.75%, 1/15/28 (1)	25	22
Tri Pointe Homes, Inc.,
5.25%, 6/1/27	50	44
5.70%, 6/15/28	25	22
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 9/15/28 (1)	50	39
		2,056
Household Products – 0.2%
Central Garden & Pet Co.,
4.13%, 10/15/30	25	21
4.13%, 4/30/31 (1)	25	20
Coty, Inc.,
5.00%, 4/15/26 (1)	25	23
Edgewell Personal Care Co.,
5.50%, 6/1/28 (1)	75	68
4.13%, 4/1/29 (1)	50	41
Energizer Holdings, Inc.,
6.50%, 12/31/27 (1)	25	22
4.75%, 6/15/28 (1)	90	71
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Household Products – 0.2%continued
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
5.00%, 12/31/26 (1)	$25	$21
7.00%, 12/31/27 (1)	25	19
Spectrum Brands, Inc.,
5.75%, 7/15/25	2	2
5.50%, 7/15/30 (1)	25	23
3.88%, 3/15/31 (1)	25	20
		351
Industrial Intermediate Products – 0.7%
FXI Holdings, Inc.,
7.88%, 11/1/24 (1)	50	43
12.25%, 11/15/26 (1)	23	21
New Star Metals, Inc.,
9.75%, 1/9/24 (2)	1,263	1,238
Park-Ohio Industries, Inc.,
6.63%, 4/15/27	50	40
Roller Bearing Co. of America, Inc.,
4.38%, 10/15/29 (1)	25	21
		1,363
Industrial Support Services – 0.8%
Ahern Rentals, Inc.,
7.38%, 5/15/23 (1)	100	77
Alta Equipment Group, Inc.,
5.63%, 4/15/26 (1)	25	21
APi Escrow Corp.,
4.75%, 10/15/29 (1)	130	105
APi Group DE, Inc.,
4.13%, 7/15/29 (1)	110	87
BCPE Empire Holdings, Inc.,
7.63%, 5/1/27 (1)	340	277
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	50	42
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 (1)	65	52
Resideo Funding, Inc.,
4.00%, 9/1/29 (1)	190	148
United Rentals North America, Inc.,
5.50%, 5/15/27	190	186
4.88%, 1/15/28	25	24
5.25%, 1/15/30	75	70
4.00%, 7/15/30	150	128

NORTHERN FUNDS QUARTERLY REPORT     231    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Industrial Support Services – 0.8%continued
3.88%, 2/15/31	$50	$42
3.75%, 1/15/32	190	156
		1,415
Institutional Financial Services – 0.3%
Coinbase Global, Inc.,
3.63%, 10/1/31 (1)	25	14
Goldman Sachs Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.95%, 2/10/25 (5) (6)	50	45
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	50	45
LPL Holdings, Inc.,
4.63%, 11/15/27 (1)	260	243
4.00%, 3/15/29 (1)	165	141
		488
Insurance – 2.4%
Acrisure LLC/Acrisure Finance, Inc.,
7.00%, 11/15/25 (1)	125	113
4.25%, 2/15/29 (1)	150	121
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.75%, 10/15/27 (1)	390	346
5.88%, 11/1/29 (1)	90	75
AssuredPartners, Inc.,
7.00%, 8/15/25 (1)	1,270	1,193
5.63%, 1/15/29 (1)	175	140
BroadStreet Partners, Inc.,
5.88%, 4/15/29 (1)	205	160
GTCR AP Finance, Inc.,
8.00%, 5/15/27 (1)	515	482
HUB International Ltd.,
7.00%, 5/1/26 (1)	1,660	1,561
5.63%, 12/1/29 (1)	50	41
NMI Holdings, Inc.,
7.38%, 6/1/25 (1)	50	49
Radian Group, Inc.,
4.50%, 10/1/24	75	71
4.88%, 3/15/27	100	90
Ryan Specialty Group LLC,
4.38%, 2/1/30 (1)	120	104
		4,546
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Internet Media & Services – 1.1%
Arches Buyer, Inc.,
4.25%, 6/1/28 (1)	$25	$20
6.13%, 12/1/28 (1)	170	139
Cars.com, Inc.,
6.38%, 11/1/28 (1)	135	114
Endurance International Group Holdings, Inc.,
6.00%, 2/15/29 (1)	410	296
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
5.25%, 12/1/27 (1)	75	69
3.50%, 3/1/29 (1)	50	42
Match Group Holdings II LLC,
5.00%, 12/15/27 (1)	50	46
4.63%, 6/1/28 (1)	50	45
4.13%, 8/1/30 (1)	50	42
Millennium Escrow Corp.,
6.63%, 8/1/26 (1)	25	20
Netflix, Inc.,
5.88%, 11/15/28	50	49
Twitter, Inc.,
3.88%, 12/15/27 (1)	25	24
5.00%, 3/1/30 (1)	125	119
Uber Technologies, Inc.,
7.50%, 5/15/25 (1)	100	99
8.00%, 11/1/26 (1)	75	75
7.50%, 9/15/27 (1)	50	48
6.25%, 1/15/28 (1)	50	46
4.50%, 8/15/29 (1)	850	699
		1,992
Leisure Facilities & Services – 4.2%
Affinity Gaming,
6.88%, 12/15/27 (1)	50	42
AMC Entertainment Holdings, Inc.,
10.00%, 6/15/26 (1)	167	111
Boyd Gaming Corp.,
4.75%, 12/1/27	75	68
4.75%, 6/15/31 (1)	710	600
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	50	43
Caesars Entertainment, Inc.,
6.25%, 7/1/25 (1)	215	207
8.13%, 7/1/27 (1)	380	367

FIXED INCOME FUNDS    232    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Leisure Facilities & Services – 4.2%continued
4.63%, 10/15/29 (1)	$485	$377
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.75%, 7/1/25 (1)	140	134
Carrols Restaurant Group, Inc.,
5.88%, 7/1/29 (1)	25	18
CDI Escrow Issuer, Inc.,
5.75%, 4/1/30 (1)	150	137
CEC Entertainment LLC,
6.75%, 5/1/26 (1)	25	22
Cedar Fair L.P.,
5.25%, 7/15/29	25	22
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op,
5.50%, 5/1/25 (1)	90	87
6.50%, 10/1/28	205	195
Churchill Downs, Inc.,
5.50%, 4/1/27 (1)	50	48
4.75%, 1/15/28 (1)	25	22
Cinemark U.S.A., Inc.,
5.88%, 3/15/26 (1)	50	45
5.25%, 7/15/28 (1)	125	100
Everi Holdings, Inc.,
5.00%, 7/15/29 (1)	50	42
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29 (1)	50	43
6.75%, 1/15/30 (1)	50	38
Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	100	80
Golden Entertainment, Inc.,
7.63%, 4/15/26 (1)	125	124
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	75	51
Hilton Domestic Operating Co., Inc.,
5.38%, 5/1/25 (1)	265	260
5.75%, 5/1/28 (1)	100	95
3.75%, 5/1/29 (1)	75	64
4.88%, 1/15/30	95	86
4.00%, 5/1/31 (1)	50	42
3.63%, 2/15/32 (1)	165	131
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Leisure Facilities & Services – 4.2%continued
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow,
5.00%, 6/1/29 (1)	$150	$122
4.88%, 7/1/31 (1)	100	76
IRB Holding Corp.,
7.00%, 6/15/25 (1)	25	24
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	150	127
Life Time, Inc.,
5.75%, 1/15/26 (1)	175	157
8.00%, 4/15/26 (1)	325	290
Lindblad Expeditions LLC,
6.75%, 2/15/27 (1)	105	90
Live Nation Entertainment, Inc.,
4.88%, 11/1/24 (1)	70	67
5.63%, 3/15/26 (1)	315	299
6.50%, 5/15/27 (1)	135	133
4.75%, 10/15/27 (1)	120	106
3.75%, 1/15/28 (1)	25	22
MGM Resorts International,
6.00%, 3/15/23	75	75
5.50%, 4/15/27	83	74
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	90	73
Mohegan Gaming & Entertainment,
7.88%, 10/15/24 (1)	75	77
8.00%, 2/1/26 (1)	75	64
Penn National Gaming, Inc.,
4.13%, 7/1/29 (1)	75	57
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.63%, 9/1/29 (1)	100	71
5.88%, 9/1/31 (1)	75	52
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/1/26 (1)	105	92
Scientific Games Holdings L.P./Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	225	191
Scientific Games International, Inc.,
8.63%, 7/1/25 (1)	25	26

NORTHERN FUNDS QUARTERLY REPORT     233    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Leisure Facilities & Services – 4.2%continued
7.00%, 5/15/28 (1)	$150	$141
7.25%, 11/15/29 (1)	25	23
SeaWorld Parks & Entertainment, Inc.,
5.25%, 8/15/29 (1)	100	85
Six Flags Entertainment Corp.,
5.50%, 4/15/27 (1)	245	222
Six Flags Theme Parks, Inc.,
7.00%, 7/1/25 (1)	95	96
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (1)	75	63
Station Casinos LLC,
4.63%, 12/1/31 (1)	25	20
Travel + Leisure Co.,
6.63%, 7/31/26 (1)	75	71
4.63%, 3/1/30 (1)	25	19
Wyndham Hotels & Resorts, Inc.,
4.38%, 8/15/28 (1)	220	192
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25 (1)	736	673
5.25%, 5/15/27 (1)	50	43
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/1/29 (1)	125	98
Yum! Brands, Inc.,
4.75%, 1/15/30 (1)	25	23
5.38%, 4/1/32	100	92
		7,927
Leisure Products – 0.1%
MajorDrive Holdings IV LLC,
6.38%, 6/1/29 (1)	50	34
Mattel, Inc.,
3.38%, 4/1/26 (1)	25	23
3.75%, 4/1/29 (1)	50	45
Thor Industries, Inc.,
4.00%, 10/15/29 (1)	25	20
Winnebago Industries, Inc.,
6.25%, 7/15/28 (1)	75	69
		191
Machinery – 0.6%
Granite U.S. Holdings Corp.,
11.00%, 10/1/27 (1)	25	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Machinery – 0.6%continued
JPW Industries Holding Corp.,
9.00%, 10/1/24 (1)	$590	$550
Madison IAQ LLC,
4.13%, 6/30/28 (1)	25	21
5.88%, 6/30/29 (1)	25	19
Manitowoc (The) Co., Inc.,
9.00%, 4/1/26 (1)	50	47
SPX FLOW, Inc.,
8.75%, 4/1/30 (1)	245	205
Terex Corp.,
5.00%, 5/15/29 (1)	170	144
Titan International, Inc.,
7.00%, 4/30/28	25	23
Werner FinCo L.P./Werner FinCo, Inc.,
8.75%, 7/15/25 (1)	75	65
		1,098
Medical Equipment & Devices – 0.5%
Avantor Funding, Inc.,
4.63%, 7/15/28 (1)	75	69
3.88%, 11/1/29 (1)	150	131
Medline Borrower L.P.,
3.88%, 4/1/29 (1)	290	247
5.25%, 10/1/29 (1)	635	522
		969
Metals & Mining – 0.8%
Arconic Corp.,
6.00%, 5/15/25 (1)	120	117
6.13%, 2/15/28 (1)	25	23
Century Aluminum Co.,
7.50%, 4/1/28 (1)	1,050	945
Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	25	17
Compass Minerals International, Inc.,
6.75%, 12/1/27 (1)	25	23
Freeport-McMoRan, Inc.,
4.13%, 3/1/28	50	46
4.38%, 8/1/28	75	70
5.25%, 9/1/29	75	72
Joseph T Ryerson & Son, Inc.,
8.50%, 8/1/28 (1)	8	8
Murray Energy Corp.,
12.00%, 4/15/24 (1) (7) (8) (9)	486	—

FIXED INCOME FUNDS    234    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Metals & Mining – 0.8%continued
Novelis Corp.,
3.25%, 11/15/26 (1)	$80	$68
4.75%, 1/30/30 (1)	50	41
3.88%, 8/15/31 (1)	75	58
		1,488
Oil & Gas Producers – 10.8%
Aethon United BR L.P./Aethon United Finance Corp.,
8.25%, 2/15/26 (1)	50	49
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
7.88%, 5/15/26 (1)	270	270
5.75%, 3/1/27 (1)	445	414
5.38%, 6/15/29 (1)	90	81
Antero Resources Corp.,
7.63%, 2/1/29 (1)	21	21
5.38%, 3/1/30 (1)	25	23
Apache Corp.,
4.25%, 1/15/30	25	22
5.10%, 9/1/40	75	63
4.25%, 1/15/44	25	18
5.35%, 7/1/49	75	59
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
9.00%, 11/1/27 (1)	133	167
8.25%, 12/31/28 (1)	110	105
5.88%, 6/30/29 (1)	295	260
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.63%, 12/15/25 (1)	25	24
Buckeye Partners L.P.,
4.35%, 10/15/24	235	221
4.50%, 3/1/28 (1)	85	72
5.85%, 11/15/43	155	110
5.60%, 10/15/44	85	59
Callon Petroleum Co.,
6.13%, 10/1/24	175	178
8.00%, 8/1/28 (1)	65	62
7.50%, 6/15/30 (1)	125	115
Centennial Resource Production LLC,
5.38%, 1/15/26 (1)	50	45
Chaparral Energy, Inc.,
9.00%, 2/14/25 (1) (2) (3) (8)	19	80
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Oil & Gas Producers – 10.8%continued
Cheniere Energy Partners L.P.,
4.50%, 10/1/29	$270	$241
4.00%, 3/1/31	150	128
3.25%, 1/31/32 (1)	200	157
Cheniere Energy, Inc.,
4.63%, 10/15/28	50	45
Chesapeake Energy Corp.,
5.50%, 2/1/26 (1)	50	48
5.88%, 2/1/29 (1)	100	94
6.75%, 4/15/29 (1)	355	343
Citgo Holding, Inc.,
9.25%, 8/1/24 (1)	375	363
CITGO Petroleum Corp.,
7.00%, 6/15/25 (1)	75	73
6.38%, 6/15/26 (1)	75	69
Civitas Resources, Inc.,
5.00%, 10/15/26 (1)	75	67
CNX Resources Corp.,
7.25%, 3/14/27 (1)	100	98
6.00%, 1/15/29 (1)	125	117
Colgate Energy Partners III LLC,
5.88%, 7/1/29 (1)	175	153
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	351	314
5.88%, 1/15/30 (1)	410	353
CQP Holdco L.P./BIP-V Chinook Holdco LLC,
5.50%, 6/15/31 (1)	625	532
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
6.00%, 2/1/29 (1)	100	87
CrownRock L.P./CrownRock Finance, Inc.,
5.63%, 10/15/25 (1)	50	47
5.00%, 5/1/29 (1)	25	22
DCP Midstream Operating L.P.,
5.13%, 5/15/29	125	112
(Variable, ICE LIBOR USD 3M + 3.85%), 5.85%, 5/21/43 (1) (6)	215	181
5.60%, 4/1/44	125	101
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
6.75%, 5/15/25	25	23

NORTHERN FUNDS QUARTERLY REPORT     235    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Oil & Gas Producers – 10.8%continued
7.13%, 6/1/28 (1)	$50	$45
DT Midstream, Inc.,
4.13%, 6/15/29 (1)	70	59
Earthstone Energy Holdings LLC,
8.00%, 4/15/27 (1)	25	24
Energy Transfer L.P.,
(Variable, ICE LIBOR USD 3M + 4.03%), 6.25%, 2/15/23 (5) (6)	25	19
EnLink Midstream LLC,
5.63%, 1/15/28 (1)	25	23
5.38%, 6/1/29	50	44
EnLink Midstream Partners L.P.,
4.85%, 7/15/26	75	69
5.60%, 4/1/44	75	53
5.05%, 4/1/45	25	17
5.45%, 6/1/47	75	53
EQM Midstream Partners L.P.,
4.00%, 8/1/24	25	23
6.00%, 7/1/25 (1)	59	57
4.13%, 12/1/26	140	121
7.50%, 6/1/27 (1)	425	410
6.50%, 7/1/27 (1)	400	372
5.50%, 7/15/28	135	117
4.50%, 1/15/29 (1)	130	106
7.50%, 6/1/30 (1)	80	77
4.75%, 1/15/31 (1)	100	80
EQT Corp.,
6.63%, 2/1/25	25	26
3.13%, 5/15/26 (1)	25	23
3.90%, 10/1/27	50	47
7.50%, 2/1/30	25	27
Genesis Energy L.P./Genesis Energy Finance Corp.,
5.63%, 6/15/24	200	187
6.50%, 10/1/25	100	92
6.25%, 5/15/26	70	63
8.00%, 1/15/27	50	44
7.75%, 2/1/28	200	173
Global Partners L.P./GLP Finance Corp.,
6.88%, 1/15/29	60	51
Gulfport Energy Corp.,
8.00%, 5/17/26	2	2
8.00%, 5/17/26 (1)	69	68
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Oil & Gas Producers – 10.8%continued
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	$705	$662
Hess Midstream Operations L.P.,
5.63%, 2/15/26 (1)	125	119
5.13%, 6/15/28 (1)	100	90
5.50%, 10/15/30 (1)	75	67
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	70	66
5.75%, 2/1/29 (1)	82	72
6.00%, 4/15/30 (1)	200	174
6.00%, 2/1/31 (1)	50	43
6.25%, 4/15/32 (1)	50	44
Holly Energy Partners L.P./Holly Energy Finance Corp.,
6.38%, 4/15/27 (1)	75	71
5.00%, 2/1/28 (1)	25	21
Howard Midstream Energy Partners LLC,
6.75%, 1/15/27 (1)	185	159
ITT Holdings LLC,
6.50%, 8/1/29 (1)	290	232
Kinetik Holdings L.P.,
5.88%, 6/15/30 (1)	160	152
Laredo Petroleum, Inc.,
9.50%, 1/15/25	225	223
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
6.00%, 8/1/26 (1)	75	71
Matador Resources Co.,
5.88%, 9/15/26	100	96
Moss Creek Resources Holdings, Inc.,
7.50%, 1/15/26 (1)	50	45
Murphy Oil Corp.,
5.75%, 8/15/25	100	99
6.38%, 7/15/28	50	47
7.05%, 5/1/29	25	24
Murphy Oil U.S.A., Inc.,
4.75%, 9/15/29	50	45
New Fortress Energy, Inc.,
6.75%, 9/15/25 (1)	195	184
6.50%, 9/30/26 (1)	660	598

FIXED INCOME FUNDS    236    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Oil & Gas Producers – 10.8%continued
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 2/1/26 (1)	$100	$90
Northern Oil and Gas, Inc.,
8.13%, 3/1/28 (1)	275	259
NuStar Logistics L.P.,
5.75%, 10/1/25	275	257
6.00%, 6/1/26	25	23
Oasis Petroleum, Inc.,
6.38%, 6/1/26 (1)	25	23
Occidental Petroleum Corp.,
2.90%, 8/15/24	235	227
8.00%, 7/15/25	25	26
5.88%, 9/1/25	25	25
5.50%, 12/1/25	185	182
5.55%, 3/15/26	215	214
8.50%, 7/15/27	50	55
6.38%, 9/1/28	50	51
8.88%, 7/15/30	830	953
6.63%, 9/1/30	200	206
6.13%, 1/1/31	105	106
7.50%, 5/1/31	290	312
7.88%, 9/15/31	195	214
6.45%, 9/15/36	820	840
6.20%, 3/15/40	25	25
6.60%, 3/15/46	175	186
Ovintiv, Inc.,
8.13%, 9/15/30	25	29
PBF Holding Co. LLC/PBF Finance Corp.,
7.25%, 6/15/25	25	23
6.00%, 2/15/28	125	106
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	100	98
PDC Energy, Inc.,
5.75%, 5/15/26	50	47
Penn Virginia Holdings LLC,
9.25%, 8/15/26 (1)	50	48
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (5) (6)	150	106
Range Resources Corp.,
5.00%, 3/15/23	25	25
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Oil & Gas Producers – 10.8%continued
8.25%, 1/15/29	$75	$76
Rockcliff Energy II LLC,
5.50%, 10/15/29 (1)	125	114
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (1)	25	23
4.95%, 7/15/29 (1)	25	21
4.80%, 5/15/30 (1)	25	21
6.88%, 4/15/40 (1)	50	41
SM Energy Co.,
5.63%, 6/1/25	85	80
6.75%, 9/15/26	25	24
6.63%, 1/15/27	25	23
Southwestern Energy Co.,
5.95%, 1/23/25	199	197
5.38%, 2/1/29	25	23
5.38%, 3/15/30	50	46
4.75%, 2/1/32	115	98
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5.75%, 4/15/25	125	98
8.50%, 10/15/26 (1)	190	171
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 4/15/27	75	72
4.50%, 4/30/30 (1)	50	40
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.50%, 10/1/25 (1)	380	368
6.00%, 3/1/27 (1)	85	76
5.50%, 1/15/28 (1)	360	306
6.00%, 12/31/30 (1)	195	162
6.00%, 9/1/31 (1)	155	128
Talos Production, Inc.,
12.00%, 1/15/26	25	26
Tap Rock Resources LLC,
7.00%, 10/1/26 (1)	250	236
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 1/15/28	150	143
5.50%, 3/1/30	50	48
4.88%, 2/1/31	75	68
4.00%, 1/15/32	25	21
Venture Global Calcasieu Pass LLC,
3.88%, 8/15/29 (1)	120	105

NORTHERN FUNDS QUARTERLY REPORT     237    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Oil & Gas Producers – 10.8%continued
4.13%, 8/15/31 (1)	$170	$145
3.88%, 11/1/33 (1)	50	41
Western Midstream Operating L.P.,
3.60%, 2/1/25	70	64
4.50%, 3/1/28	50	45
4.75%, 8/15/28	25	23
5.45%, 4/1/44	75	62
5.30%, 3/1/48	175	141
		20,394
Oil & Gas Services & Equipment – 0.5%
Archrock Partners L.P./Archrock Partners Finance Corp.,
6.88%, 4/1/27 (1)	25	23
6.25%, 4/1/28 (1)	100	88
Basic Energy Services, Inc.,
10.75%, 10/15/23 (1) (7)	25	3
Bristow Group, Inc.,
6.88%, 3/1/28 (1)	100	88
Exterran Energy Solutions L.P./EES Finance Corp.,
8.13%, 5/1/25	25	24
Global Marine, Inc.,
7.00%, 6/1/28	25	15
Nabors Industries, Inc.,
5.75%, 2/1/25	100	88
7.38%, 5/15/27 (1)	335	318
Nine Energy Service, Inc.,
8.75%, 11/1/23 (1)	25	16
Solaris Midstream Holdings LLC,
7.63%, 4/1/26 (1)	205	194
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 9/1/27	75	67
		924
Publishing & Broadcasting – 1.4%
Audacy Capital Corp.,
6.75%, 3/31/29 (1)	25	13
Clear Channel Outdoor Holdings, Inc.,
5.13%, 8/15/27 (1)	150	127
7.75%, 4/15/28 (1)	415	302
7.50%, 6/1/29 (1)	420	302
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Publishing & Broadcasting – 1.4%continued
Gray Escrow II, Inc.,
5.38%, 11/15/31 (1)	$100	$80
Gray Television, Inc.,
4.75%, 10/15/30 (1)	150	117
iHeartCommunications, Inc.,
6.38%, 5/1/26	407	377
5.25%, 8/15/27 (1)	100	86
Lamar Media Corp.,
4.00%, 2/15/30	75	63
McGraw-Hill Education, Inc.,
5.75%, 8/1/28 (1)	160	137
8.00%, 8/1/29 (1)	155	126
News Corp.,
3.88%, 5/15/29 (1)	75	65
5.13%, 2/15/32 (1)	75	66
Nexstar Media, Inc.,
5.63%, 7/15/27 (1)	75	68
4.75%, 11/1/28 (1)	75	64
Scripps Escrow II, Inc.,
5.38%, 1/15/31 (1)	385	307
Scripps Escrow, Inc.,
5.88%, 7/15/27 (1)	25	22
Sinclair Television Group, Inc.,
5.13%, 2/15/27 (1)	50	42
5.50%, 3/1/30 (1)	25	18
4.13%, 12/1/30 (1)	100	79
TEGNA, Inc.,
4.63%, 3/15/28	100	94
5.00%, 9/15/29	75	71
		2,626
Real Estate Investment Trusts – 2.6%
American Finance Trust, Inc./American Finance Operating Partner L.P.,
4.50%, 9/30/28 (1)	365	287
Diversified Healthcare Trust,
9.75%, 6/15/25	13	13
4.38%, 3/1/31	75	51
EPR Properties,
4.50%, 6/1/27	110	100
3.75%, 8/15/29	45	37
GEO Group (The), Inc.,
6.00%, 4/15/26	25	20

FIXED INCOME FUNDS    238    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Real Estate Investment Trusts – 2.6%continued
HAT Holdings I LLC/HAT Holdings II LLC,
3.38%, 6/15/26 (1)	$125	$108
3.75%, 9/15/30 (1)	25	20
Iron Mountain Information Management Services, Inc.,
5.00%, 7/15/32 (1)	125	101
Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	80	72
5.25%, 3/15/28 (1)	205	184
5.00%, 7/15/28 (1)	200	177
4.88%, 9/15/29 (1)	435	370
5.25%, 7/15/30 (1)	235	204
4.50%, 2/15/31 (1)	75	61
5.63%, 7/15/32 (1)	295	249
MPT Operating Partnership L.P./MPT Finance Corp.,
5.25%, 8/1/26	70	66
5.00%, 10/15/27	95	87
4.63%, 8/1/29	70	61
3.50%, 3/15/31	100	79
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
7.50%, 6/1/25 (1)	320	319
5.88%, 10/1/28 (1)	170	155
4.88%, 5/15/29 (1)	75	64
RHP Hotel Properties L.P./RHP Finance Corp.,
4.75%, 10/15/27	205	182
4.50%, 2/15/29 (1)	65	55
RLJ Lodging Trust L.P.,
3.75%, 7/1/26 (1)	75	65
4.00%, 9/15/29 (1)	235	193
Service Properties Trust,
4.65%, 3/15/24	33	28
4.35%, 10/1/24	242	197
5.25%, 2/15/26	50	38
4.75%, 10/1/26	125	91
4.95%, 2/15/27	150	111
3.95%, 1/15/28	100	69
4.95%, 10/1/29	175	119
4.38%, 2/15/30	100	67
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Real Estate Investment Trusts – 2.6%continued
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
7.88%, 2/15/25 (1)	$155	$150
6.00%, 1/15/30 (1)	25	17
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
4.75%, 4/15/28 (1)	50	41
6.50%, 2/15/29 (1)	315	231
VICI Properties L.P./VICI Note Co., Inc.,
5.63%, 5/1/24 (1)	25	25
4.25%, 12/1/26 (1)	93	85
3.75%, 2/15/27 (1)	50	44
4.63%, 12/1/29 (1)	75	67
XHR L.P.,
6.38%, 8/15/25 (1)	50	48
4.88%, 6/1/29 (1)	150	129
		4,937
Real Estate Owners & Developers – 0.2%
Five Point Operating Co. L.P./Five Point Capital Corp.,
7.88%, 11/15/25 (1)	50	42
Greystar Real Estate Partners LLC,
5.75%, 12/1/25 (1)	50	47
Howard Hughes (The) Corp.,
5.38%, 8/1/28 (1)	150	126
4.13%, 2/1/29 (1)	50	39
Kennedy-Wilson, Inc.,
4.75%, 2/1/30	25	19
		273
Real Estate Services – 0.7%
Cushman & Wakefield U.S. Borrower LLC,
6.75%, 5/15/28 (1)	25	23
Newmark Group, Inc.,
6.13%, 11/15/23	50	50
Realogy Group LLC/Realogy Co-Issuer Corp.,
4.88%, 6/1/23 (1)	310	299
5.75%, 1/15/29 (1)	604	458
5.25%, 4/15/30 (1)	625	462
		1,292

NORTHERN FUNDS QUARTERLY REPORT     239    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Renewable Energy – 0.1%
Sunnova Energy Corp.,
5.88%, 9/1/26(1)	$270	$235
Retail - Consumer Staples – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
3.25%, 3/15/26 (1)	75	65
7.50%, 3/15/26 (1)	25	25
4.63%, 1/15/27 (1)	50	45
Arko Corp.,
5.13%, 11/15/29 (1)	25	19
Ingles Markets, Inc.,
4.00%, 6/15/31 (1)	50	43
Rite Aid Corp.,
7.50%, 7/1/25 (1)	7	6
SEG Holding LLC/SEG Finance Corp.,
5.63%, 10/15/28 (1)	100	89
		292
Retail - Discretionary – 3.3%
Abercrombie & Fitch Management Co.,
8.75%, 7/15/25 (1)	25	24
American Builders & Contractors Supply Co., Inc.,
4.00%, 1/15/28 (1)	25	21
Asbury Automotive Group, Inc.,
4.63%, 11/15/29 (1)	95	79
4.75%, 3/1/30	25	21
5.00%, 2/15/32 (1)	70	57
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.75%, 7/15/27 (1)	50	45
4.75%, 4/1/28 (1)	100	83
5.38%, 3/1/29 (1)	315	262
Bath & Body Works, Inc.,
9.38%, 7/1/25 (1)	15	15
6.63%, 10/1/30 (1)	430	371
6.88%, 11/1/35	25	20
6.75%, 7/1/36	100	80
BCPE Ulysses Intermediate, Inc.,
7.75%, (100% Cash), 4/1/27 (1) (3)	25	15
Beacon Roofing Supply, Inc.,
4.50%, 11/15/26 (1)	25	23
4.13%, 5/15/29 (1)	25	20
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Retail - Discretionary – 3.3%continued
Builders FirstSource, Inc.,
5.00%, 3/1/30 (1)	$50	$42
4.25%, 2/1/32 (1)	125	95
6.38%, 6/15/32 (1)	195	174
Carvana Co.,
5.50%, 4/15/27 (1)	90	58
4.88%, 9/1/29 (1)	275	156
Foot Locker, Inc.,
4.00%, 10/1/29 (1)	90	68
Foundation Building Materials, Inc.,
6.00%, 3/1/29 (1)	25	18
Gap (The), Inc.,
3.63%, 10/1/29 (1)	230	162
3.88%, 10/1/31 (1)	220	153
GYP Holdings III Corp.,
4.63%, 5/1/29 (1)	85	66
Hertz (The) Corp.,
5.00%, 12/1/29 (1)	270	208
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	190	155
LBM Acquisition LLC,
6.25%, 1/15/29 (1)	50	32
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	200	152
Lithia Motors, Inc.,
4.63%, 12/15/27 (1)	125	115
3.88%, 6/1/29 (1)	50	42
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 2/15/26 (1)	50	42
Macy's Retail Holdings LLC,
5.88%, 4/1/29 (1)	50	43
6.13%, 3/15/32 (1)	25	21
4.50%, 12/15/34	50	36
5.13%, 1/15/42	50	33
Metis Merger Sub LLC,
6.50%, 5/15/29 (1)	75	60
Michaels (The) Cos., Inc.,
7.88%, 5/1/29 (1)	25	17
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.,
7.88%, 10/1/22 (1) (7)	115	130

FIXED INCOME FUNDS    240    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Retail - Discretionary – 3.3%continued
Nordstrom, Inc.,
4.38%, 4/1/30	$25	$19
Party City Holdings, Inc.,
8.75%, 2/15/26 (1)	50	34
Patrick Industries, Inc.,
7.50%, 10/15/27 (1)	50	46
4.75%, 5/1/29 (1)	75	56
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (1)	250	216
QVC, Inc.,
4.75%, 2/15/27	50	40
Sonic Automotive, Inc.,
4.63%, 11/15/29 (1)	25	19
4.88%, 11/15/31 (1)	75	56
Specialty Building Products Holdings LLC/SBP Finance Corp.,
6.38%, 9/30/26 (1)	390	317
SRS Distribution, Inc.,
4.63%, 7/1/28 (1)	530	464
6.13%, 7/1/29 (1)	190	150
6.00%, 12/1/29 (1)	690	542
Staples, Inc.,
7.50%, 4/15/26 (1)	125	104
10.75%, 4/15/27 (1)	75	50
Victoria's Secret & Co.,
4.63%, 7/15/29 (1)	50	38
White Cap Buyer LLC,
6.88%, 10/15/28 (1)	770	616
White Cap Parent LLC,
8.25%, 3/15/26 (1) (3)	305	254
		6,235
Semiconductors – 0.3%
Amkor Technology, Inc.,
6.63%, 9/15/27 (1)	165	156
Entegris Escrow Corp.,
5.95%, 6/15/30 (1)	305	290
II-VI, Inc.,
5.00%, 12/15/29 (1)	25	22
ON Semiconductor Corp.,
3.88%, 9/1/28 (1)	130	114
Synaptics, Inc.,
4.00%, 6/15/29 (1)	50	41
		623
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Software – 1.7%
Boxer Parent Co., Inc.,
7.13%, 10/2/25 (1)	$25	$24
9.13%, 3/1/26 (1)	25	23
Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	50	43
Central Parent, Inc./Central Merger Sub, Inc.,
7.25%, 6/15/29 (1)	190	183
Clarivate Science Holdings Corp.,
4.88%, 7/1/29 (1)	215	176
Condor Merger Sub, Inc.,
7.38%, 2/15/30 (1)	410	333
Consensus Cloud Solutions, Inc.,
6.50%, 10/15/28 (1)	150	124
CWT Travel Group, Inc.,
8.50%, 11/19/26 (1) (8)	511	459
LogMeIn, Inc,
5.50%, 9/1/27 (1)	75	52
Minerva Merger Sub, Inc.,
6.50%, 2/15/30 (1)	935	777
Open Text Holdings, Inc.,
4.13%, 2/15/30 (1)	75	65
4.13%, 12/1/31 (1)	200	166
Rackspace Technology Global, Inc.,
3.50%, 2/15/28 (1)	115	90
5.38%, 12/1/28 (1)	500	327
SS&C Technologies, Inc.,
5.50%, 9/30/27 (1)	75	70
Twilio, Inc.,
3.88%, 3/15/31	25	21
Ziff Davis, Inc.,
4.63%, 10/15/30 (1)	371	316
		3,249
Specialty Finance – 1.8%
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (5) (6)	50	40
Blackstone Mortgage Trust, Inc.,
3.75%, 1/15/27 (1)	75	61
Enact Holdings, Inc.,
6.50%, 8/15/25 (1)	100	94
FirstCash, Inc.,
4.63%, 9/1/28 (1)	50	43

NORTHERN FUNDS QUARTERLY REPORT     241    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Specialty Finance – 1.8%continued
5.63%, 1/1/30 (1)	$25	$22
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/1/25 (1)	50	47
9.75%, 8/1/27 (1)	50	49
5.50%, 5/1/28 (1)	50	41
Freedom Mortgage Corp.,
7.63%, 5/1/26 (1)	75	58
6.63%, 1/15/27 (1)	100	74
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	50	44
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	50	40
4.75%, 6/15/29 (1)	25	19
LFS Topco LLC,
5.88%, 10/15/26 (1)	25	20
MGIC Investment Corp.,
5.25%, 8/15/28	175	157
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27 (1)	25	22
5.50%, 8/15/28 (1)	75	60
5.13%, 12/15/30 (1)	25	19
5.75%, 11/15/31 (1)	25	19
Navient Corp.,
6.13%, 3/25/24	125	119
5.88%, 10/25/24	75	69
6.75%, 6/25/25	175	158
6.75%, 6/15/26	50	44
5.00%, 3/15/27	50	41
5.50%, 3/15/29	75	58
5.63%, 8/1/33	25	17
OneMain Finance Corp.,
5.63%, 3/15/23	65	64
6.13%, 3/15/24	86	82
6.88%, 3/15/25	155	147
7.13%, 3/15/26	735	679
3.50%, 1/15/27	325	260
6.63%, 1/15/28	75	67
3.88%, 9/15/28	60	46
5.38%, 11/15/29	145	118
PennyMac Financial Services, Inc.,
4.25%, 2/15/29 (1)	50	37
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Specialty Finance – 1.8%continued
5.75%, 9/15/31 (1)	$25	$19
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	50	45
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/1/31 (1)	50	37
4.00%, 10/15/33 (1)	25	18
SLM Corp.,
3.13%, 11/2/26	75	61
Starwood Property Trust, Inc.,
3.75%, 12/31/24 (1)	25	23
United Wholesale Mortgage LLC,
5.75%, 6/15/27 (1)	25	20
5.50%, 4/15/29 (1)	50	38
World Acceptance Corp.,
7.00%, 11/1/26 (1)	125	89
		3,285
Steel – 2.0%
Allegheny Technologies, Inc.,
5.88%, 12/1/27	300	266
4.88%, 10/1/29	135	108
5.13%, 10/1/31	25	19
Big River Steel LLC/BRS Finance Corp.,
6.63%, 1/31/29 (1)	40	37
Carpenter Technology Corp.,
6.38%, 7/15/28	75	67
7.63%, 3/15/30	120	110
Cleveland-Cliffs, Inc.,
6.75%, 3/15/26 (1)	50	50
5.88%, 6/1/27	75	70
4.63%, 3/1/29 (1)	25	22
4.88%, 3/1/31 (1)	75	66
Commercial Metals Co.,
4.13%, 1/15/30	25	21
4.38%, 3/15/32	25	20
Specialty Steel Supply, Inc.,
11.00%, 11/15/26 (1) (2) (8)	2,670	2,670
TMS International Corp.,
6.25%, 4/15/29 (1)	195	141
		3,667

FIXED INCOME FUNDS    242    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Technology Hardware – 1.7%
CDW LLC/CDW Finance Corp.,
3.25%, 2/15/29	$25	$21
Ciena Corp.,
4.00%, 1/31/30 (1)	50	43
CommScope Technologies LLC,
6.00%, 6/15/25 (1)	222	192
5.00%, 3/15/27 (1)	410	303
CommScope, Inc.,
6.00%, 3/1/26 (1)	75	69
8.25%, 3/1/27 (1)	340	269
7.13%, 7/1/28 (1)	235	179
4.75%, 9/1/29 (1)	285	230
Diebold Nixdorf, Inc.,
8.50%, 4/15/24	25	13
9.38%, 7/15/25 (1)	25	17
Imola Merger Corp.,
4.75%, 5/15/29 (1)	600	502
Likewize Corp.,
9.75%, 10/15/25 (1)	25	24
NCR Corp.,
5.75%, 9/1/27 (1)	75	67
5.00%, 10/1/28 (1)	50	42
5.13%, 4/15/29 (1)	200	169
6.13%, 9/1/29 (1)	150	130
5.25%, 10/1/30 (1)	35	30
TTM Technologies, Inc.,
4.00%, 3/1/29 (1)	75	63
Viasat, Inc.,
5.63%, 9/15/25 (1)	420	340
6.50%, 7/15/28 (1)	600	413
Xerox Holdings Corp.,
5.00%, 8/15/25 (1)	50	46
5.50%, 8/15/28 (1)	50	42
		3,204
Technology Services – 1.8%
Ahead DB Holdings LLC,
6.63%, 5/1/28 (1)	305	253
Dun & Bradstreet (The) Corp.,
5.00%, 12/15/29 (1)	485	419
Exela Intermediate LLC/Exela Finance, Inc.,
11.50%, 7/15/26 (1)	73	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Technology Services – 1.8%continued
Fair Isaac Corp.,
5.25%, 5/15/26 (1)	$65	$65
4.00%, 6/15/28 (1)	25	22
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	245	214
MPH Acquisition Holdings LLC,
5.50%, 9/1/28 (1)	220	196
5.75%, 11/1/28 (1)	405	336
MSCI, Inc.,
4.00%, 11/15/29 (1)	230	204
3.63%, 9/1/30 (1)	75	63
3.63%, 11/1/31 (1)	50	41
Nielsen Finance LLC/Nielsen Finance Co.,
5.63%, 10/1/28 (1)	430	399
5.88%, 10/1/30 (1)	290	266
Presidio Holdings, Inc.,
4.88%, 2/1/27 (1)	75	69
8.25%, 2/1/28 (1)	770	677
Sabre GLBL, Inc.,
9.25%, 4/15/25 (1)	50	48
Science Applications International Corp.,
4.88%, 4/1/28 (1)	50	47
Vericast Corp.,
11.00%, 9/15/26 (1)	50	48
Verscend Escrow Corp.,
9.75%, 8/15/26 (1)	25	24
		3,415
Telecommunications – 3.1%
Cogent Communications Group, Inc.,
7.00%, 6/15/27 (1)	75	72
Consolidated Communications, Inc.,
5.00%, 10/1/28 (1)	130	104
6.50%, 10/1/28 (1)	120	102
Embarq Corp.,
8.00%, 6/1/36	100	75
Frontier Communications Holdings LLC,
5.88%, 10/15/27 (1)	115	103
5.00%, 5/1/28 (1)	145	123
6.75%, 5/1/29 (1)	50	41
5.88%, 11/1/29	215	166
6.00%, 1/15/30 (1)	135	104

NORTHERN FUNDS QUARTERLY REPORT     243    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Telecommunications – 3.1%continued
8.75%, 5/15/30 (1)	$240	$243
GTT Communications, Inc.,
7.88%, 12/31/24 (1) (7) (8)	1,650	124
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	50	44
Level 3 Financing, Inc.,
5.38%, 5/1/25	310	300
4.63%, 9/15/27 (1)	755	644
4.25%, 7/1/28 (1)	125	100
3.75%, 7/15/29 (1)	220	170
Lumen Technologies, Inc.,
6.75%, 12/1/23	60	60
7.50%, 4/1/24	25	25
4.50%, 1/15/29 (1)	410	305
5.38%, 6/15/29 (1)	385	305
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.,
4.75%, 4/30/27 (1)	85	70
6.00%, 2/15/28 (1)	150	108
10.75%, 6/1/28 (1)	90	80
Sprint Capital Corp.,
6.88%, 11/15/28	105	110
8.75%, 3/15/32	355	427
Sprint Corp.,
7.88%, 9/15/23	450	464
7.13%, 6/15/24	240	246
7.63%, 2/15/25	20	21
7.63%, 3/1/26	50	53
T-Mobile U.S.A., Inc.,
2.63%, 4/15/26	75	68
4.75%, 2/1/28	485	470
2.63%, 2/15/29	110	93
3.38%, 4/15/29	245	214
2.88%, 2/15/31	25	21
3.50%, 4/15/31 (1)	115	99
Zayo Group Holdings, Inc.,
6.13%, 3/1/28 (1)	205	148
		5,902
Transportation & Logistics – 0.5%
American Airlines, Inc.,
11.75%, 7/15/25 (1)	240	248
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	25	23
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 72.5% continued
Transportation & Logistics – 0.5%continued
Delta Air Lines, Inc.,
7.38%, 1/15/26	$150	$150
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	25	20
United Airlines Pass Through Trust, Series 2020-1, Class A,
5.88%, 10/15/27	21	21
United Airlines Pass Through Trust, Series 2020-1, Class B,
4.88%, 1/15/26	133	126
United Airlines, Inc.,
4.38%, 4/15/26 (1)	205	181
4.63%, 4/15/29 (1)	160	136
Watco Cos. LLC/Watco Finance Corp.,
6.50%, 6/15/27 (1)	40	36
Western Global Airlines LLC,
10.38%, 8/15/25 (1)	50	48
XPO Logistics, Inc.,
6.25%, 5/1/25 (1)	13	13
		1,002
Wholesale - Consumer Staples – 0.7%
C&S Group Enterprises LLC,
5.00%, 12/15/28 (1)	25	19
Performance Food Group, Inc.,
6.88%, 5/1/25 (1)	60	60
5.50%, 10/15/27 (1)	560	518
4.25%, 8/1/29 (1)	155	130
U.S. Foods, Inc.,
4.75%, 2/15/29 (1)	310	271
4.63%, 6/1/30 (1)	240	202
United Natural Foods, Inc.,
6.75%, 10/15/28 (1)	25	23
		1,223
Wholesale - Discretionary – 0.2%
IAA, Inc.,
5.50%, 6/15/27 (1)	150	140
KAR Auction Services, Inc.,
5.13%, 6/1/25 (1)	275	261
		401
Total Corporate Bonds
(Cost $156,682)		136,444

FIXED INCOME FUNDS    244    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 13.1%
Aerospace & Defense – 0.2%
Bombardier, Inc.,
7.50%, 12/1/24 (1)	$61	$57
7.50%, 3/15/25 (1)	23	21
7.13%, 6/15/26 (1)	25	21
7.88%, 4/15/27 (1)	230	191
6.00%, 2/15/28 (1)	25	19
		309
Automotive – 0.5%
Adient Global Holdings Ltd.,
4.88%, 8/15/26 (1)	70	61
Clarios Global L.P.,
6.75%, 5/15/25 (1)	136	135
Clarios Global L.P./Clarios U.S. Finance Co.,
8.50%, 5/15/27 (1)	25	24
IHO Verwaltungs GmbH,
4.75%, 9/15/26 (1) (3)	195	168
6.38%, (100% Cash), 5/15/29 (1) (3)	200	174
Jaguar Land Rover Automotive PLC,
7.75%, 10/15/25 (1)	200	185
5.50%, 7/15/29 (1)	330	239
		986
Banking – 0.1%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.67%), 8.00%, 6/15/24(5) (6)	200	196
Biotechnology & Pharmaceuticals – 0.5%
Bausch Health Cos., Inc.,
5.50%, 11/1/25 (1)	90	79
9.00%, 12/15/25 (1)	250	185
6.13%, 2/1/27 (1)	50	43
7.00%, 1/15/28 (1)	25	14
5.00%, 1/30/28 (1)	200	106
5.00%, 2/15/29 (1)	130	68
7.25%, 5/30/29 (1)	50	27
5.25%, 1/30/30 (1)	340	176
5.25%, 2/15/31 (1)	220	113
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 7/31/27 (1)	125	25
6.00%, 6/30/28 (1)	91	7
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.1% continued
Biotechnology & Pharmaceuticals – 0.5%continued
Endo Luxembourg Finance Co. I S.a.r.l./Endo U.S., Inc.,
6.13%, 4/1/29 (1)	$50	$38
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
10.00%, 4/15/25 (1) (7)	100	96
10.00%, 6/15/29 (1) (8)	42	29
		1,006
Cable & Satellite – 0.4%
Altice Financing S.A.,
5.00%, 1/15/28 (1)	200	161
UPC Broadband Finco B.V.,
4.88%, 7/15/31 (1)	200	163
Videotron Ltd.,
5.13%, 4/15/27 (1)	25	23
3.63%, 6/15/29 (1)	50	41
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 7/15/28 (1)	200	165
Ziggo B.V.,
4.88%, 1/15/30 (1)	200	170
		723
Chemicals – 0.6%
Diamond BC B.V.,
4.63%, 10/1/29 (1)	100	80
Methanex Corp.,
5.13%, 10/15/27	25	22
NOVA Chemicals Corp.,
4.88%, 6/1/24 (1)	460	437
5.00%, 5/1/25 (1)	15	14
5.25%, 6/1/27 (1)	438	376
4.25%, 5/15/29 (1)	25	20
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc.,
5.38%, 9/1/25 (1)	100	85
5.13%, 4/1/29 (1)	100	71
		1,105
Commercial Support Services – 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.,
4.63%, 6/1/28 (1)	330	272

NORTHERN FUNDS QUARTERLY REPORT     245    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.1% continued
Commercial Support Services – 0.3%continued
Garda World Security Corp.,
4.63%, 2/15/27 (1)	$115	$99
6.00%, 6/1/29 (1)	285	219
		590
Construction Materials – 0.1%
Cemex S.A.B. de C.V.,
5.45%, 11/19/29(1)	250	222
Containers & Packaging – 0.9%
ARD Finance S.A.,
6.50%, (100% Cash), 6/30/27 (1) (3)	200	148
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
4.13%, 8/15/26 (1)	305	258
5.25%, 8/15/27 (1)	300	214
Intelligent Packaging Holdco Issuer L.P.,
9.00%, (100% Cash), 1/15/26 (1) (3)	25	22
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC,
6.00%, 9/15/28 (1)	725	600
OI European Group B.V.,
4.75%, 2/15/30 (1)	75	63
Trivium Packaging Finance B.V.,
5.50%, 8/15/26 (1)	35	33
8.50%, 8/15/27 (1)	345	324
		1,662
Electrical Equipment – 0.2%
Sensata Technologies B.V.,
5.63%, 11/1/24 (1)	150	148
4.00%, 4/15/29 (1)	325	276
		424
Food – 0.1%
Herbalife Nutrition Ltd./HLF Financing, Inc.,
7.88%, 9/1/25 (1)	75	68
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30 (1)	75	71
		139
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.1% continued
Gas & Water Utilities – 0.0%
Superior Plus L.P./Superior General Partner, Inc.,
4.50%, 3/15/29(1)	$50	$42
Home Construction – 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
5.00%, 6/15/29 (1)	50	38
4.88%, 2/15/30 (1)	50	36
Empire Communities Corp.,
7.00%, 12/15/25 (1)	25	20
Masonite International Corp.,
5.38%, 2/1/28 (1)	100	90
Mattamy Group Corp.,
4.63%, 3/1/30 (1)	75	55
		239
Leisure Facilities & Services – 2.4%
1011778 B.C. ULC/New Red Finance, Inc.,
5.75%, 4/15/25 (1)	150	151
3.88%, 1/15/28 (1)	75	65
4.38%, 1/15/28 (1)	25	22
4.00%, 10/15/30 (1)	360	289
Carnival Corp.,
10.50%, 2/1/26 (1)	100	100
7.63%, 3/1/26 (1)	385	298
5.75%, 3/1/27 (1)	975	704
9.88%, 8/1/27 (1)	170	166
6.65%, 1/15/28	50	37
6.00%, 5/1/29 (1)	350	246
International Game Technology PLC,
4.13%, 4/15/26 (1)	400	362
NCL Corp. Ltd.,
3.63%, 12/15/24 (1)	100	83
5.88%, 3/15/26 (1)	385	302
5.88%, 2/15/27 (1)	110	94
7.75%, 2/15/29 (1)	25	19
NCL Finance Ltd.,
6.13%, 3/15/28 (1)	295	215
Royal Caribbean Cruises Ltd.,
5.25%, 11/15/22	25	25
9.13%, 6/15/23 (1)	300	297
11.50%, 6/1/25 (1)	67	69
4.25%, 7/1/26 (1)	155	110

FIXED INCOME FUNDS    246    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.1% continued
Leisure Facilities & Services – 2.4%continued
5.50%, 8/31/26 (1)	$25	$19
5.38%, 7/15/27 (1)	200	145
7.50%, 10/15/27	110	87
3.70%, 3/15/28	100	63
5.50%, 4/1/28 (1)	610	424
Viking Cruises Ltd.,
6.25%, 5/15/25 (1)	150	126
5.88%, 9/15/27 (1)	50	37
Viking Ocean Cruises Ship VII Ltd.,
5.63%, 2/15/29 (1)	25	20
VOC Escrow Ltd.,
5.00%, 2/15/28 (1)	50	40
		4,615
Machinery – 0.7%
Husky III Holding Ltd.,
13.00%, 2/15/25 (1) (3)	25	24
Titan Acquisition Ltd./Titan Co-Borrower LLC,
7.75%, 4/15/26 (1)	1,395	1,283
		1,307
Metals & Mining – 1.8%
Alcoa Nederland Holding B.V.,
6.13%, 5/15/28 (1)	200	195
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,
8.75%, 7/15/26 (1)	1,470	1,282
Constellium S.E.,
3.75%, 4/15/29 (1)	250	198
First Quantum Minerals Ltd.,
6.50%, 3/1/24 (1)	400	384
FMG Resources Pty. Ltd., Series 2006,
5.13%, 5/15/24 (1)	250	243
4.50%, 9/15/27 (1)	70	62
5.88%, 4/15/30 (1)	135	122
4.38%, 4/1/31 (1)	150	122
6.13%, 4/15/32 (1)	275	247
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (1)	295	247
6.13%, 4/1/29 (1)	155	126
IAMGOLD Corp.,
5.75%, 10/15/28 (1)	25	17
Mineral Resources Ltd.,
8.13%, 5/1/27 (1)	50	49
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.1% continued
Metals & Mining – 1.8%continued
8.00%, 11/1/27 (1)	$50	$49
8.50%, 5/1/30 (1)	25	25
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22 (1) (7) (8) (9)	1,905	—
		3,368
Oil & Gas Producers – 0.7%
Athabasca Oil Corp.,
9.75%, 11/1/26 (1)	84	88
eG Global Finance PLC,
8.50%, 10/30/25 (1)	200	194
Energean Israel Finance Ltd.,
5.38%, 3/30/28	25	21
5.88%, 3/30/31	25	20
Ithaca Energy North Sea PLC,
9.00%, 7/15/26 (1)	200	184
Leviathan Bond Ltd.,
6.13%, 6/30/25	25	24
6.50%, 6/30/27	25	23
MEG Energy Corp.,
7.13%, 2/1/27 (1)	75	76
5.88%, 2/1/29 (1)	75	69
OGX Austria GmbH,
8.50%, 6/1/18 (1) (2) (7) (8)	2,420	—
8.38%, 4/1/22 (1) (2) (7) (8)	1,800	—
Parkland Corp.,
5.88%, 7/15/27 (1)	50	45
4.50%, 10/1/29 (1)	125	101
4.63%, 5/1/30 (1)	50	41
Teine Energy Ltd.,
6.88%, 4/15/29 (1)	340	316
Vermilion Energy, Inc.,
6.88%, 5/1/30 (1)	50	45
		1,247
Oil & Gas Services & Equipment – 0.4%
Ensign Drilling, Inc.,
9.25%, 4/15/24 (1)	25	24
Nabors Industries Ltd.,
7.25%, 1/15/26 (1)	95	84
7.50%, 1/15/28 (1)	50	43
Noble Finance Co.,
11.00%, 2/15/28 (1) (3)	1	1
11.00%, 2/15/28 (3)	10	11

NORTHERN FUNDS QUARTERLY REPORT     247    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.1% continued
Oil & Gas Services & Equipment – 0.4%continued
Precision Drilling Corp.,
7.13%, 1/15/26 (1)	$75	$71
6.88%, 1/15/29 (1)	25	22
Shelf Drilling Holdings Ltd.,
8.88%, 11/15/24 (1)	25	24
8.25%, 2/15/25 (1)	75	59
Transocean Guardian Ltd.,
5.88%, 1/15/24 (1)	61	56
Transocean Sentry Ltd.,
5.38%, 5/15/23 (1)	37	35
Transocean, Inc.,
7.25%, 11/1/25 (1)	100	74
11.50%, 1/30/27 (1)	89	84
8.00%, 2/1/27 (1)	75	50
7.50%, 4/15/31	25	14
Weatherford International Ltd.,
11.00%, 12/1/24 (8)	10	10
8.63%, 4/30/30 (1)	75	62
		724
Software – 0.2%
Camelot Finance S.A.,
4.50%, 11/1/26 (1)	50	46
Elastic N.V.,
4.13%, 7/15/29 (1)	25	21
Open Text Corp.,
3.88%, 2/15/28 (1)	85	75
3.88%, 12/1/29 (1)	210	177
		319
Specialty Finance – 0.6%
Global Aircraft Leasing Co. Ltd.,
6.50%, 9/15/24 (1) (3)	651	493
VistaJet Malta Finance PLC/XO Management Holding, Inc.,
7.88%, 5/1/27 (1)	245	216
6.38%, 2/1/30 (1)	430	344
		1,053
Steel – 0.0%
Algoma Steel Parent S.C.A.,
0.00%, 12/31/40(2) (8)	49	—
Technology Hardware – 0.1%
Seagate HDD Cayman,
3.13%, 7/15/29	75	59
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.1% continued
Technology Hardware – 0.1%continued
4.13%, 1/15/31	$150	$122
3.38%, 7/15/31	50	39
		220
Technology Services – 0.0%
Nielsen Co. Luxembourg (The) S.a.r.l.,
5.00%, 2/1/25 (1)	25	24
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 6/15/29 (1)	50	36
		60
Telecommunications – 1.8%
Altice France Holding S.A.,
6.00%, 2/15/28 (1)	900	639
Altice France S.A.,
8.13%, 2/1/27 (1)	200	184
5.50%, 1/15/28 (1)	235	189
5.13%, 7/15/29 (1)	200	151
5.50%, 10/15/29 (1)	200	153
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	500	449
Digicel Group Holdings Ltd.,
10.00%, (100% Cash), 4/1/24 (3)	139	136
8.00%, (100% Cash), 4/1/25 (1) (3)	49	34
Iliad Holding SASU,
6.50%, 10/15/26 (1)	200	180
7.00%, 10/15/28 (1)	130	113
Telecom Italia Capital S.A.,
6.38%, 11/15/33	175	135
6.00%, 9/30/34	75	57
7.20%, 7/18/36	80	61
Telecom Italia S.p.A.,
5.30%, 5/30/24 (1)	130	125
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	25	16
4.88%, 6/1/27 (1)	50	29
6.50%, 10/15/27 (1)	25	10
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	200	161
4.75%, 7/15/31 (1)	640	517

FIXED INCOME FUNDS    248    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.1% continued
Telecommunications – 1.8%continued
Vodafone Group PLC,
(Variable, USD Swap 5Y + 4.87%), 7.00%, 4/4/79 (6)	$50	$49
		3,388
Transportation & Logistics – 0.4%
Air Canada,
3.88%, 8/15/26 (1)	125	106
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	240	220
5.75%, 4/20/29 (1)	275	235
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/25 (1)	50	49
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
5.75%, 1/20/26 (1)	25	22
Seaspan Corp.,
5.50%, 8/1/29 (1)	75	60
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 9/20/25 (1)	30	31
		723
Wireless Telecommunications Services – 0.0%
Intelsat Jackson Holdings S.A.,
8.50%, 10/15/24(1) (2) (8)	75	—
Total Foreign Issuer Bonds
(Cost $34,711)		24,667

TERM LOANS – 2.4% (10)
Automotive – 0.1%
Tenneco Inc., Tranche B Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%), 4.67%, 10/1/25	112	108
Cable & Satellite – 0.0%
DIRECTV Financing LLC, Closing Date Term Loan,
(Floating, ICE LIBOR USD 1M + 5.00%, 0.75% Floor), 6.67%, 8/2/27	23	21
Chemicals – 0.0%
Consolidated Energy Finance S.A., Initial Term Loan,
(Floating, ICE LIBOR USD 6M + 2.50%), 2.96%, 5/7/25	72	67
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 2.4% (10)continued
Construction Materials – 0.1%
U.S. Silica Co., Term Loan,
(Floating, ICE LIBOR USD 1M + 4.00%, 1.00% Floor), 5.69%, 5/1/25	$163	$157
Consumer Services – 0.0%
Raptor Acquisition Corp., Term Loan,
(Floating, ICE LIBOR USD 3M + 4.00%, 0.75% Floor), 6.10%, 11/1/26	25	23
Containers & Packaging – 0.1%
Mauser Packaging Solutions Holding Co., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%), 4.31%, 4/3/24	21	20
Trident TPI Holdings, Inc., Tranche B-1 Term Loan,
(Floating, ICE LIBOR USD 3M + 3.25%, 1.00% Floor), 5.50%, 10/17/24	70	67
		87
Entertainment Content – 0.0%
Allen Media LLC, Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 5.50%), 7.70%, 2/10/27	48	43
Diamond Sports Group LLC, Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 4.43%, 8/24/26	49	11
		54
Health Care Facilities & Services – 0.2%
Gainwell Acquisition Corp., Term B Loan,
(Floating, ICE LIBOR USD 3M + 4.00%, 0.75% Floor), 6.25%, 10/1/27	161	152
LifePoint Health, Inc., Term B Loan,
(Floating, ICE LIBOR USD 1M + 3.75%), 5.42%, 11/16/25	70	65
PetVet Care Centers LLC, 2021 Replacement Term Loan,
(Floating, ICE LIBOR USD 1M + 3.50%, 0.75% Floor), 5.17%, 2/14/25	70	66

NORTHERN FUNDS QUARTERLY REPORT     249    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 2.4% (10)continued
Health Care Facilities & Services – 0.2%continued
Team Health Holdings, Inc., Extended Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 5.25%, 1.00% Floor), 6.78%, 3/2/27	$198	$165
		448
Household Products – 0.1%
Sunshine Luxembourg VII S.a.r.l., Facility B3 Loan,
(Floating, ICE LIBOR USD 3M + 3.75%, 0.75% Floor), 6.00%, 10/1/26	106	97
Insurance – 0.6%
Asurion LLC, New B-4 Term Loan,
1/20/29 (11)	380	321
(Floating, ICE LIBOR USD 1M + 5.25%), 6.92%, 1/20/29	510	431
Asurion LLC, New B-7 Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%), 4.67%, 11/3/24	212	198
Hub International Ltd., B-3 Incremental Term Loan,
(Floating, ICE LIBOR USD 3M + 3.25%, 0.75% Floor), 4.35%, 4/25/25	168	159
Hub International Ltd., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%), 4.21%, 4/25/25	25	24
		1,133
Internet Media & Services – 0.0%
Endurance International Group Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.50%, 0.75% Floor), 4.62%, 2/10/28	25	22
Leisure Facilities & Services – 0.2%
1011778 B.C. Unlimited Liability Co., Term B-4 Loan,
(Floating, ICE LIBOR USD 1M + 1.75%), 3.42%, 11/19/26	32	31
Carnival Corp., Initial Advance Loan,
(Floating, ICE LIBOR USD 3M + 3.00%, 0.75% Floor), 5.88%, 6/30/25	70	65
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 2.4% (10)continued
Leisure Facilities & Services – 0.2%continued
Formula One Management Ltd., Facility B3 Loan,
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 4.17%, 2/1/24	$70	$68
Scientific Games Holdings L.P., Initial Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.50%, 0.50% Floor), 4.18%, 4/4/29	75	69
UFC Holdings LLC, Term B-3 Loan,
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 3.50%, 4/29/26	66	61
		294
Medical Equipment & Devices – 0.1%
Avantor Funding, Inc., 2021 Incremental B-5 Dollar Term Loan,
(Floating, ICE LIBOR USD 1M + 2.25%, 0.50% Floor), 3.92%, 11/8/27	46	44
Medline Borrower L.P., Initial Dollar Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%, 0.50% Floor), 4.92%, 10/23/28	85	79
		123
Metals & Mining – 0.3%
RA Acquisition Purchaser LLC, Notes,
(Floating, ICE LIBOR USD 3M + 10.00%, 1.00% Floor), 12.25%, 5/31/23(2) (8)	608	608
Oil & Gas Producers – 0.2%
Ascent Resources Utica Holdings LLC/Aru Finance Corp., Term Loan,
(Floating, ICE LIBOR USD 3M + 9.00%, 1.00% Floor), 10.02%, 11/1/25	213	223
Parker Drilling Co., Initial Loan,
(Floating, ICE LIBOR USD 3M + 11.00% Cash, 2.00% PIK), 11.00%, 3/26/24 (3)	16	16

FIXED INCOME FUNDS    250    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 2.4% (10)continued
Oil & Gas Producers – 0.2%continued
Prairie ECI Acquiror L.P., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 4.75%), 6.42%, 3/11/26	$110	$103
		342
Oil & Gas Services & Equipment – 0.1%
ChampionX Corp., Term B-1 Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 4.49%, 6/7/29	67	66
WaterBridge Midstream Operating LLC, Initial Term Loan,
6/22/26 (11)	96	91
(Floating, ICE LIBOR USD 1M + 5.75%, 1.00% Floor), 6/22/26	69	65
		222
Publishing & Broadcasting – 0.0%
Clear Channel Outdoor Holdings, Inc., Term B Loan,
(Floating, ICE LIBOR USD 3M + 3.50%), 4.74%, 8/21/26	24	21
Retail - Discretionary – 0.1%
Great Outdoors Group LLC, Term B-2 Loan,
(Floating, ICE LIBOR USD 1M + 3.75%, 0.75% Floor), 5.42%, 3/6/28	209	190
Staples, Inc., 2019 Refinancing New Term B-1 Loan,
(Floating, ICE LIBOR USD 3M + 5.00%), 6.29%, 4/16/26	72	63
		253
Software – 0.0%
athenahealth Group, Inc., Initial Delayed Draw Term Loan,
2/15/29 (11) (12)	7	7
athenahealth Group, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 5.01%, 2/15/29	43	39
		46
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 2.4% (10)continued
Technology Services – 0.1%
MoneyGram International, Inc., Closing Date Term Loan,
(Floating, ICE LIBOR USD 3M + 4.50%, 0.50% Floor), 6.00%, 7/21/26	$65	$63
Redstone Holdco 2 L.P., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 4.75%, 0.75% Floor), 5.93%, 4/27/28	169	144
		207
Telecommunications – 0.1%
Altice France S.A., Incremental Term Loan,
(Floating, ICE LIBOR USD 3M + 4.00%), 5.41%, 8/14/26	46	42
Consolidated Communications, Inc., Term B-1 Loan,
(Floating, ICE LIBOR USD 1M + 3.50%, 0.75% Floor), 5.19%, 10/2/27	50	44
		86
Transportation & Logistics – 0.0%
United AirLines, Inc., Class B Term Loan,
(Floating, ICE LIBOR USD 1M + 3.75%, 0.75% Floor), 5.39%, 4/21/28	25	23
Total Term Loans
(Cost $4,758)		4,442

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 3.2%
Chemicals – 0.1%
Utex Industries, Inc.(2) (8) *	2,200	$202
Construction Materials – 0.0%
Hardwood Holdings LLC(2) *	187	15
Distributors – 0.8%
ATD New Holdings, Inc.(1) *	22,076	1,545
Energy Equipment & Services – 0.0%
Diamond Offshore Drilling, Inc.*	3,490	21
Noble Corp.*	103	3
Parker Drilling Co.*	917	5
		29

NORTHERN FUNDS QUARTERLY REPORT     251    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 3.2%continued
Gas Utilities – 0.0%
Ferrellgas Partners L.P., Class B	182	$36
Hotels, Restaurants & Leisure – 0.2%
CWT Travel Group, Inc.(8) *	15,685	298
Media – 0.0%
iHeartMedia, Inc., Class A*	419	3
Metals & Mining – 1.9%
Algoma Steel, Inc.(2) (8) *	9,798	145
Real Alloy Parent, Inc.(2) (8) *	48	3,300
		3,445
Oil, Gas & Consumable Fuels – 0.1%
Bruin Blocker LLC(1) (2) (8) *	9,827	1
Chaparral Energy, Inc.(2) *	1,057	63
Cloud Peak Energy, Inc.(2) *	20	—
Gulfport Energy Corp.*	471	37
Superior Energy Services(2) (8) *	1,213	73
		174
Pharmaceuticals – 0.0%
Mallinckrodt PLC*	1,509	38
Professional Services – 0.1%
Skillsoft Corp.*	36,863	130
Wireless Telecommunication Services – 0.0%
Intelsat S.A./Luxembourg(2) *	1,199	34
Total Common Stocks
(Cost $3,746)		5,949

MASTER LIMITED PARTNERSHIPS – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Summit Midstream Partners L.P.*	4,025	51
Total Master Limited Partnerships
(Cost $117)		51

PREFERRED STOCKS – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Global Partners L.P./MA, 9.50%	1,375	35
Total Preferred Stocks
(Cost $34)		35

	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%
Wireless Telecommunication Services – 0.0%
Intelsat Jackson Holdings S.A.(2) *	248	$1
Total Rights
(Cost $—)		1

OTHER – 0.0%
Escrow Appvion, Inc.(1) (2) (8) *	225,000	—
Escrow Cloud Peak Energy, Inc.(2) *	250,000	—
Escrow GenOn Energy, Inc.(1) (2) *	25,000	—
Escrow Gulfport Energy Operating Corp.(8) (9) *	150,000	—
Escrow Hertz (The) Corp.(1) (2) *	125,000	—
Escrow Intelsat Jackson Holdings S.A.(1) (2) (8)	50,000	—
Escrow Washington Mutual Bank(1) (2) *	250,000	—
RP Escrow Issuer LLC(1) (2) (8) *	1,100,000	13
Total Other
(Cost $110)		13

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.1%
Athabasca Oil Corp., Exp. 11/1/26, Strike $0.00(2) *	100	$29
California Resources Corp., Exp. 10/27/24, Strike $36.00*	66	1
CWT Travel Holdings, Inc., Class A, Exp. 11/19/26, Strike $57.00(2) *	2,018	3
CWT Travel Holdings, Inc., Class B, Exp. 11/19/28, Strike $67.69(2) *	2,124	4
Denbury, Inc., Exp. 9/18/25, Strike $32.59*	1,236	32
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00(1) (2) (8) *	5,500	122
Total Warrants
(Cost $18)		191

FIXED INCOME FUNDS    252    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 7.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(13) (14)	14,415,575	$14,416
Total Investment Companies
(Cost $14,416)		14,416

Total Investments – 99.1%
(Cost $214,936)		186,487
Other Assets less Liabilities – 0.9%		1,747
NET ASSETS – 100.0%		$188,234

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(4)	Principal amount is less than one thousand.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2022.
(7)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(8)	Restricted security that has been deemed illiquid. At June 30, 2022, the value of these restricted illiquid securities amounted to approximately $8,491,000 or 4.5% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Algoma Steel Parent S.C.A., 0.00%, 12/31/40	3/31/20	$176
Algoma Steel, Inc.	3/31/20	94
Bruin Blocker LLC	9/29/20	220
Chaparral Energy, Inc., 9.00%, 2/14/25	12/10/20-6/29/22	19
CWT Travel Group, Inc.	11/19/21	246
CWT Travel Group, Inc., 8.50%, 11/19/26	11/19/21-6/16/22	500
Escrow Appvion, Inc.	8/24/18	—
Escrow Gulfport Energy Operating Corp.	5/18/21	—
Escrow Intelsat Jackson Holdings S.A.	3/21/22	—
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 4/1/29	3/16/21-6/14/22	116
GTT Communications, Inc., 7.88%, 12/31/24	12/19/18-2/6/20	1,522
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24	3/21/22	$—
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 10.00%, 6/15/29	6/17/22	27
Murray Energy Corp., 12.00%, 4/15/24	7/3/18-4/18/19	397
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/1/22	10/6/17-11/18/19	1,733
OGX Austria GmbH, 8.38%, 4/1/22	5/30/12-4/18/13	1,497
OGX Austria GmbH, 8.50%, 6/1/18	5/26/11-4/17/13	2,264
RA Acquisition Purchaser LLC, Notes, 12.25%, 5/31/23	5/31/18-6/30/20	608
Real Alloy Parent, Inc.	5/31/18	1,738
RP Escrow Issuer LLC	12/18/20	—
Specialty Steel Supply, Inc., 11.00%, 11/15/26	6/2/21	2,670
Sterling Entertainment Group LLC, 10.25%, 1/15/24	12/27/17	1,105
Superior Energy Services	9/19/17-2/1/21	75
Utex Industries, Inc.	12/3/20	108
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00	12/3/20	—
Weatherford International Ltd., 11.00%, 12/1/24	6/8/21	10

(9)	Value rounds to less than one thousand.
(10)	Variable or floating rate security. Rate as of June 30, 2022 is disclosed.
(11)	Position is unsettled. Contract rate was not determined at June 30, 2022 and does not take effect until settlement date.
(12)	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(13)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(14)	7-day current yield as of June 30, 2022 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

5Y - 5 Year

NORTHERN FUNDS QUARTERLY REPORT     253    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
6M - 6 Month

CDI - CREST Depository Interest

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

MSCI - Morgan Stanley Capital International

PIK - Payment In-Kind

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	99.1%
Total Investments	99.1
Other Assets less Liabilities	0.9
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Convertible Bonds:
Oil & Gas Producers	$—	$—	$27	$27
All Other Industries(1)	—	251	—	251
Total Convertible Bonds	—	251	27	278
Corporate Bonds:
Entertainment Content	—	1,541	1,066	2,607
Industrial Intermediate Products	—	125	1,238	1,363
Oil & Gas Producers	—	20,314	80	20,394
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Steel	$—	$997	$2,670	$3,667
All Other Industries(1)	—	108,413	—	108,413
Total Corporate Bonds	—	131,390	5,054	136,444
Foreign Issuer Bonds(1)	—	24,667	—	24,667
Term Loans:
Metals & Mining	—	—	608	608
All Other Industries(1)	—	3,834	—	3,834
Total Term Loans	—	3,834	608	4,442
Common Stocks:
Chemicals	—	—	202	202
Construction Materials	—	—	15	15
Distributors	—	1,545	—	1,545
Hotels, Restaurants & Leisure	—	298	—	298
Metals & Mining	—	—	3,445	3,445
Oil, Gas & Consumable Fuels	37	—	137	174
Wireless Telecommunication Services	—	—	34	34
All Other Industries(1)	236	—	—	236
Total Common Stocks	273	1,843	3,833	5,949
Master Limited Partnerships	51	—	—	51
Preferred Stocks	35	—	—	35
Rights	—	—	1	1
Other	—	—*	13	13
Warrants	1	32	158	191
Investment Companies	14,416	—	—	14,416
Total Investments	$14,776	$162,017	$9,694	$186,487

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

FIXED INCOME FUNDS    254    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	BALANCE AS OF 3/31/22 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 6/30/22 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/22 (000S)
Convertible Bonds
Oil & Gas Producers	$20	$—	$—	$7	$—	$—	$—	$—	$27	$7
Corporate Bonds
Entertainment Content	1,113	1	—	(48)	—	—	—	—	1,066	(48)
Industrial Intermediate Products	1,257	5	—	(24)	—	—	—	—	1,238	(25)
Oil & Gas Producers	60	—	—	19	1	—	—	—	80	20
Steel	2,670	—	—	—	—	—	—	—	2,670	—
Term Loans
Metals & Mining	608	—	—	—	—	—	—	—	608	—
Common Stocks
Chemicals	206	—	—	(4)	—	—	—	—	202	(4)
Construction Materials	11	—	—	4	—	—	—	—	15	4
Metals & Mining	3,345	—	—	100	—	—	—	—	3,445	100
Oil, Gas & Consumable Fuels	107	—	—	30	—	—	—	—	137	30
Wireless Telecommunication Services	35	—	—	(1)	—	—	—	—	34	(1)
Rights
Wireless Telecommunication Services	—*	—	—	1	—	—	—	—	1	1
Other	14	—	—	(1)	—	—	—	—	13	(1)
Warrants	22	—	—	136	—	—	—	—	158	136
Total	$9,468	$6	$—	$219	$1	$—	$—	$—	$9,694	$219
*Amount rounds to less than a thousand.
Securities valued at $214 included in the Balance as of 6/30/22 above were valued using evaluated prices provided by a third party provider.  Securities valued at $9,480 included in the Balance as of 6/30/22 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee.
NORTHERN FUNDS QUARTERLY REPORT     255    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	June 30, 2022 (UNAUDITED)
	FAIR VALUE AT 6/30/22 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)
Corporate Bonds	$4,974	Market Approach	Yield(1)	4.6% - 8.5% (7.2%)
	$80	Market Approach	Estimated Recovery Value(2)	Not Applicable
Term Loans	$608	Market Approach	Yield(1)	5.1% - 5.6% (5.5%)
Common Stocks	$3,502	Discounted Cash Flow / Market Approach	Discount Rate / EBITDA Multiple(3)	10.2% / 3.4x
	$144	Market Approach	Estimated Recovery Value(2)	Not Applicable
	$1	Income Approach	Estimated Recovery Value(2)	Not Applicable
Other	$13	Market Approach	Estimated Recovery Value / Discount Rate(2)	Not Applicable
Warrants	$158	Market Approach	Estimated Recovery Value(2)	Not Applicable

(1)	The significant unobservable inputs that can be used in the fair value measurement are; Yield. Significant decreases (increase) in yield would have resulted in a significantly higher (lower) fair value measurement.
(2)	The significant unobservable inputs that can be used in the fair value measurement are: Discount Rate and Estimated Recovery Value. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in estimated recovery value in isolation would have resulted in a significantly higher (lower) fair value measurement.
(3)	The significant unobservable inputs that can be used in the fair value measurement are; Discount Rate and EBITDA Multiple. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement.
Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$11,179	$61,359	$58,122	$17	$14,416	14,415,575
FIXED INCOME FUNDS    256    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SHORT BOND FUND	June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 13.4%
Auto Floor Plan – 0.1%
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class A
0.69%, 10/15/25(1)	$500	$481
Automobile – 1.4%
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class A2
0.26%, 11/18/24	344	343
CarMax Auto Owner Trust, Series 2020-1, Class A3
1.89%, 12/16/24	323	320
Enterprise Fleet Financing LLC, Series 2020-1, Class A3
1.86%, 12/22/25(1)	2,250	2,199
Ford Credit Auto Lease Trust, Series 2022-A, Class A2A
2.78%, 10/15/24	500	497
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3
1.84%, 9/16/24	288	287
Hyundai Auto Receivables Trust, Series 2022-A, Class A2A
1.81%, 2/18/25(1)	1,100	1,088
Oscar US Funding XIV LLC, Series 2022-1A, Class A1
0.45%, 3/10/23(1)	163	163
Tesla Auto Lease Trust, Series 2021-A, Class A2
0.36%, 3/20/25(1)	594	585
		5,482
Commercial Mortgage-Backed Securities – 7.6%
Benchmark Mortgage Trust, Series 2019-B12, Class A2
3.00%, 8/15/52	737	717
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 5/10/49	2,250	2,163
GS Mortgage Securities Trust, Series 2016-GS2, Class A4
3.05%, 5/10/49	4,435	4,244
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4
3.23%, 10/15/48	4,090	3,978
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 13.4%continued
Commercial Mortgage-Backed Securities – 7.6%continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4
4.26%, 10/15/46	$575	$572
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5
3.45%, 2/15/48	4,415	4,326
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4
3.70%, 11/15/48	4,335	4,256
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4
3.72%, 12/15/48	5,175	5,091
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4
3.43%, 3/15/59	2,270	2,209
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6
3.64%, 1/15/59	2,225	2,180
		29,736
Credit Card – 3.4%
American Express Credit Account Master Trust, Series 2022-1, Class A
2.21%, 3/15/27	1,900	1,836
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 5/15/27	2,100	2,097
Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1
0.55%, 7/15/26	5,000	4,720
Discover Card Execution Note Trust, Series 2021-A1, Class A1
0.58%, 9/15/26	1,300	1,211
Master Credit Card Trust II, Series 2020-1A, Class A
1.99%, 9/21/24(1)	2,200	2,178
World Financial Network Credit Card Master Trust, Series 2019-C, Class A
2.21%, 7/15/26	1,000	1,000
		13,042
Other – 0.9%
Verizon Master Trust, Series 2021-1, Class A
0.50%, 5/20/27	2,760	2,600

NORTHERN FUNDS QUARTERLY REPORT     257    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 13.4%continued
Other – 0.9%continued
Verizon Owner Trust, Series 2020-A, Class A1A
1.85%, 7/22/24	$845	$842
		3,442
Total Asset-Backed Securities
(Cost $55,798)		52,183

CORPORATE BONDS – 45.0%
Aerospace & Defense – 0.6%
Boeing (The) Co.,
4.51%, 5/1/23	1,000	1,003
1.95%, 2/1/24	1,300	1,258
Howmet Aerospace, Inc.,
5.13%, 10/1/24	200	198
		2,459
Asset Management – 1.8%
Ares Capital Corp.,
4.20%, 6/10/24	950	933
2.15%, 7/15/26	400	335
Charles Schwab (The) Corp.,
(Floating, U.S. SOFR Compounded Index + 1.05%), 2.43%, 3/3/27 (2)	3,000	2,952
FS KKR Capital Corp.,
1.65%, 10/12/24	980	872
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 9/15/24	950	886
OWL Rock Core Income Corp.,
5.50%, 3/21/25 (1)	1,200	1,152
		7,130
Automotive – 3.6%
American Honda Finance Corp.,
0.88%, 7/7/23	1,790	1,746
BMW U.S. Capital LLC,
3.80%, 4/6/23 (1)	800	804
Daimler Finance North America LLC,
0.75%, 3/1/24 (1)	600	570
Ford Motor Credit Co. LLC,
4.25%, 9/20/22	500	499
3.38%, 11/13/25	800	720
General Motors Co.,
5.40%, 10/2/23	1,000	1,015
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.0% continued
Automotive – 3.6%continued
General Motors Financial Co., Inc.,
(Floating, U.S. SOFR + 0.76%), 2.17%, 3/8/24 (2)	$2,000	$1,943
3.50%, 11/7/24	1,050	1,026
Hyundai Capital America,
1.25%, 9/18/23 (1)	410	397
0.80%, 1/8/24 (1)	800	760
0.88%, 6/14/24 (1)	700	654
Nissan Motor Acceptance Co. LLC,
(Floating, ICE LIBOR USD 3M + 0.64%), 2.31%, 3/8/24 (1) (2)	1,300	1,268
Volkswagen Group of America Finance LLC,
3.13%, 5/12/23 (1)	630	626
0.88%, 11/22/23 (1)	1,000	958
(Floating, U.S. SOFR + 0.95%), 2.34%, 6/7/24 (1) (2)	1,050	1,045
		14,031
Banking – 3.5%
Bank of America Corp.,
(Floating, Bloomberg Short-Term Bank Yield Index 3M + 0.43%), 1.94%, 5/28/24 (2)	5,000	4,921
(Floating, ICE LIBOR USD 3M + 0.76%), 2.59%, 9/15/26 (2)	895	848
Citigroup, Inc.,
(Floating, ICE LIBOR USD 3M + 0.69%), 1.91%, 10/27/22 (2)	1,010	1,009
(Variable, U.S. SOFR + 0.67%), 0.98%, 5/1/25 (3)	1,200	1,124
Citizens Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.50%), 4.30%, 2/11/31 (3)	930	900
Fifth Third Bancorp,
2.38%, 1/28/25	265	254
First-Citizens Bank & Trust Co.,
(Variable, CME Term SOFR 3M + 1.72%), 2.97%, 9/27/25 (3)	450	433
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.58%), 2.08%, 6/23/25 (2)	500	489
(Variable, CME Term SOFR 3M + 0.70%), 1.04%, 2/4/27 (3)	760	672

FIXED INCOME FUNDS    258    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.0% continued
Banking – 3.5%continued
KeyBank N.A.,
1.25%, 3/10/23	$600	$592
(Variable, U.S. SOFR + 0.32%), 0.43%, 6/14/24 (3)	1,500	1,455
Wells Fargo & Co.,
(Variable, U.S. SOFR + 0.51%), 0.81%, 5/19/25 (3)	380	356
(Floating, U.S. SOFR + 1.32%), 2.29%, 4/25/26 (2)	700	688
		13,741
Beverages – 0.2%
Keurig Dr. Pepper, Inc.,
0.75%, 3/15/24	700	666
Biotechnology & Pharmaceuticals – 1.0%
Gilead Sciences, Inc.,
0.75%, 9/29/23	1,159	1,121
Horizon Therapeutics U.S.A., Inc.,
5.50%, 8/1/27 (1)	1,000	964
Roche Holdings, Inc.,
1.88%, 3/8/24 (1)	2,000	1,952
		4,037
Cable & Satellite – 0.4%
Cable One, Inc.,
4.00%, 11/15/30 (1)	680	559
DISH DBS Corp.,
5.88%, 11/15/24	1,400	1,179
		1,738
Chemicals – 0.5%
Avery Dennison Corp.,
0.85%, 8/15/24	730	689
DuPont de Nemours, Inc.,
4.21%, 11/15/23	890	895
Westlake Corp.,
0.88%, 8/15/24	400	382
		1,966
Commercial Support Services – 0.7%
Republic Services, Inc.,
2.50%, 8/15/24	1,680	1,627
Stericycle, Inc.,
5.38%, 7/15/24 (1)	630	608
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.0% continued
Commercial Support Services – 0.7%continued
ZipRecruiter, Inc.,
5.00%, 1/15/30 (1)	$490	$412
		2,647
Containers & Packaging – 0.3%
Graphic Packaging International LLC,
4.75%, 7/15/27(1)	1,180	1,114
Diversified Industrials – 0.2%
Parker-Hannifin Corp.,
2.70%, 6/14/24	900	878
E-Commerce Discretionary – 0.3%
eBay, Inc.,
1.90%, 3/11/25	1,300	1,221
Electric Utilities – 3.8%
Ameren Corp.,
2.50%, 9/15/24	420	407
Ameren Illinois Co.,
0.38%, 6/15/23	530	513
American Electric Power Co., Inc.,
1.00%, 11/1/25	675	607
Black Hills Corp.,
1.04%, 8/23/24	1,020	954
Calpine Corp.,
4.50%, 2/15/28 (1)	900	817
CenterPoint Energy, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.65%), 1.86%, 5/13/24 (2)	740	722
DTE Energy Co.,
1.05%, 6/1/25	1,660	1,527
Duke Energy Corp.,
3.75%, 4/15/24	1,000	999
Mississippi Power Co.,
(Floating, U.S. SOFR + 0.30%), 1.80%, 6/28/24 (2)	1,000	981
NextEra Energy Capital Holdings, Inc.,
0.65%, 3/1/23	880	865
NRG Energy, Inc.,
3.75%, 6/15/24 (1)	300	294
OGE Energy Corp.,
0.70%, 5/26/23	700	682
PPL Electric Utilities Corp.,
(Floating, U.S. SOFR + 0.33%), 1.83%, 6/24/24 (2)	550	538

NORTHERN FUNDS QUARTERLY REPORT     259    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.0% continued
Electric Utilities – 3.8%continued
Public Service Enterprise Group, Inc.,
0.84%, 11/8/23	$590	$566
Terraform Global Operating LLC,
6.13%, 3/1/26 (1)	395	375
Vistra Operations Co. LLC,
5.13%, 5/13/25 (1)	1,400	1,386
WEC Energy Group, Inc.,
0.80%, 3/15/24	810	769
Xcel Energy, Inc.,
0.50%, 10/15/23	1,740	1,674
		14,676
Electrical Equipment – 0.6%
Amphenol Corp.,
2.05%, 3/1/25	780	745
Keysight Technologies, Inc.,
4.55%, 10/30/24	850	861
Otis Worldwide Corp.,
2.06%, 4/5/25	815	772
		2,378
Entertainment Content – 0.3%
Discovery Communications LLC,
2.95%, 3/20/23	500	497
Magallanes, Inc.,
3.43%, 3/15/24 (1)	420	412
Take-Two Interactive Software, Inc.,
3.30%, 3/28/24	290	286
3.55%, 4/14/25	160	157
		1,352
Food – 2.1%
Cargill, Inc.,
0.40%, 2/2/24 (1)	900	858
Conagra Brands, Inc.,
0.50%, 8/11/23	690	665
Hershey (The) Co.,
0.90%, 6/1/25	590	546
Kraft Heinz Foods Co.,
(Floating, ICE LIBOR USD 3M + 0.82%), 2.22%, 8/10/22 (2)	1,000	998
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28 (1)	660	621
McCormick & Co., Inc.,
2.70%, 8/15/22	1,410	1,410
0.90%, 2/15/26	450	399
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.0% continued
Food – 2.1%continued
Mondelez International, Inc.,
2.13%, 3/17/24	$390	$380
Nestle Holdings, Inc.,
0.61%, 9/14/24 (1)	2,300	2,171
		8,048
Forestry, Paper & Wood Products – 0.6%
Georgia-Pacific LLC,
0.63%, 5/15/24 (1)	2,100	1,973
Mercer International, Inc.,
5.13%, 2/1/29	250	213
		2,186
Gas & Water Utilities – 0.2%
ONE Gas, Inc.,
(Floating, ICE LIBOR USD 3M + 0.61%), 2.33%, 3/11/23(2)	732	729
Health Care Facilities & Services – 1.3%
Cigna Corp.,
1.25%, 3/15/26	580	523
CVS Health Corp.,
2.63%, 8/15/24	1,200	1,173
Elevance Health, Inc.,
2.38%, 1/15/25	1,180	1,136
HCA, Inc.,
5.00%, 3/15/24	500	503
Tenet Healthcare Corp.,
4.63%, 7/15/24	500	480
UnitedHealth Group, Inc.,
2.38%, 8/15/24	1,170	1,145
		4,960
Home Construction – 0.6%
D.R. Horton, Inc.,
2.50%, 10/15/24	750	717
Forestar Group, Inc.,
5.00%, 3/1/28 (1)	1,100	899
Lennar Corp.,
4.75%, 11/15/22	800	801
		2,417
Industrial Support Services – 0.2%
WW Grainger, Inc.,
1.85%, 2/15/25	650	619

FIXED INCOME FUNDS    260    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.0% continued
Institutional Financial Services – 1.2%
Coinbase Global, Inc.,
3.38%, 10/1/28 (1)	$600	$378
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 0.61%), 0.86%, 2/12/26 (3)	610	555
Morgan Stanley,
3.70%, 10/23/24	1,000	998
(Variable, U.S. SOFR + 1.15%), 2.72%, 7/22/25 (3)	230	221
Nasdaq, Inc.,
0.45%, 12/21/22	510	503
National Securities Clearing Corp.,
0.40%, 12/7/23 (1)	2,000	1,913
		4,568
Insurance – 4.7%
AIG Global Funding,
0.45%, 12/8/23 (1)	640	611
Allstate (The) Corp.,
3.15%, 6/15/23	1,000	999
Aon Corp.,
2.20%, 11/15/22	1,000	998
Athene Global Funding,
3.00%, 7/1/22 (1)	400	400
0.95%, 1/8/24 (1)	1,900	1,803
Brighthouse Financial Global Funding,
0.60%, 6/28/23 (1)	860	833
(Floating, U.S. SOFR + 0.76%), 1.56%, 4/12/24 (1) (2)	400	397
Brown & Brown, Inc.,
4.20%, 9/15/24	500	498
Corebridge Financial, Inc.,
3.50%, 4/4/25 (1)	300	292
GA Global Funding Trust,
(Floating, U.S. SOFR + 0.50%), 1.94%, 9/13/24 (1) (2)	2,400	2,324
Jackson Financial, Inc.,
1.13%, 11/22/23 (1)	810	778
Jackson National Life Global Funding,
1.75%, 1/12/25 (1)	850	802
Metropolitan Life Global Funding I,
0.90%, 6/8/23 (1)	340	333
0.40%, 1/7/24 (1)	1,600	1,524
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.0% continued
Insurance – 4.7%continued
New York Life Global Funding,
(Floating, U.S. SOFR Compounded Index + 0.33%), 1.18%, 1/14/25 (1) (2)	$1,300	$1,270
Principal Life Global Funding II,
0.50%, 1/8/24 (1)	1,200	1,142
2.25%, 11/21/24 (1)	930	890
Protective Life Global Funding,
0.63%, 10/13/23 (1)	200	193
0.47%, 1/12/24 (1)	1,100	1,046
0.78%, 7/5/24 (1)	500	469
Security Benefit Global Funding,
1.25%, 5/17/24	700	664
		18,266
Investment Companies – 0.2%
Blackstone Private Credit Fund,
1.75%, 9/15/24(1)	900	831
Leisure Facilities & Services – 0.5%
Hyatt Hotels Corp.,
1.80%, 10/1/24	1,500	1,418
Starbucks Corp.,
(Floating, U.S. SOFR Compounded Index + 0.42%), 1.64%, 2/14/24 (2)	450	447
		1,865
Machinery – 0.4%
CNH Industrial Capital LLC,
1.95%, 7/2/23	210	205
4.20%, 1/15/24	730	731
3.95%, 5/23/25	460	455
		1,391
Medical Equipment & Devices – 0.6%
Alcon Finance Corp.,
2.75%, 9/23/26 (1)	400	374
Baxter International, Inc.,
0.87%, 12/1/23	1,700	1,631
(Floating, U.S. SOFR Compounded Index + 0.44%), 1.76%, 11/29/24 (2)	540	527
		2,532
Oil & Gas Producers – 2.3%
Continental Resources, Inc.,
2.27%, 11/15/26 (1)	1,700	1,508

NORTHERN FUNDS QUARTERLY REPORT     261    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.0% continued
Oil & Gas Producers – 2.3%continued
CVR Energy, Inc.,
5.25%, 2/15/25 (1)	$1,100	$1,011
EQT Corp.,
6.63%, 2/1/25	1,100	1,132
Occidental Petroleum Corp.,
2.70%, 2/15/23	1,070	1,051
ONEOK, Inc.,
2.20%, 9/15/25	500	465
Phillips 66,
3.70%, 4/6/23	300	300
3.85%, 4/9/25	1,900	1,888
Pioneer Natural Resources Co.,
1.13%, 1/15/26	1,160	1,037
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (3) (4)	525	373
Southern Natural Gas Co. LLC,
0.63%, 4/28/23 (1)	290	281
		9,046
Oil & Gas Services & Equipment – 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
1.23%, 12/15/23	380	369
Publishing & Broadcasting – 0.1%
News Corp.,
3.88%, 5/15/29(1)	300	259
Real Estate Investment Trusts – 2.8%
American Campus Communities Operating Partnership L.P.,
3.75%, 4/15/23	1,898	1,900
American Tower Corp.,
2.40%, 3/15/25	945	893
1.30%, 9/15/25	940	851
Corporate Office Properties L.P.,
2.25%, 3/15/26	400	363
Crown Castle International Corp.,
3.15%, 7/15/23	1,575	1,558
Equinix, Inc.,
2.63%, 11/18/24	975	935
Healthpeak Properties, Inc.,
3.25%, 7/15/26	1,150	1,107
Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	480	434
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.0% continued
Real Estate Investment Trusts – 2.8%continued
iStar, Inc.,
4.75%, 10/1/24	$540	$508
MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 8/1/29	1,100	965
Simon Property Group L.P.,
2.00%, 9/13/24	870	832
Welltower, Inc.,
3.63%, 3/15/24	650	645
		10,991
Retail - Consumer Staples – 0.7%
7-Eleven, Inc.,
0.95%, 2/10/26 (1)	600	529
Walgreens Boots Alliance, Inc.,
0.95%, 11/17/23	2,420	2,341
		2,870
Retail - Discretionary – 0.4%
Carvana Co.,
5.50%, 4/15/27 (1)	750	484
Nordstrom, Inc.,
2.30%, 4/8/24	1,000	952
		1,436
Semiconductors – 0.3%
Analog Devices, Inc.,
(Floating, U.S. SOFR + 0.25%), 1.75%, 10/1/24 (2)	200	195
Microchip Technology, Inc.,
0.98%, 9/1/24	920	858
		1,053
Software – 1.1%
Autodesk, Inc.,
3.60%, 12/15/22	1,000	1,001
Oracle Corp.,
2.95%, 11/15/24	2,000	1,938
PTC, Inc.,
4.00%, 2/15/28 (1)	1,190	1,075
Roper Technologies, Inc.,
2.35%, 9/15/24	470	455
		4,469
Specialty Finance – 2.8%
Air Lease Corp.,
0.80%, 8/18/24	980	898

FIXED INCOME FUNDS    262    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.0% continued
Specialty Finance – 2.8%continued
Ally Financial, Inc.,
3.88%, 5/21/24	$1,000	$991
American Express Co.,
2.50%, 7/30/24	1,540	1,498
Aviation Capital Group LLC,
1.95%, 1/30/26 (1)	1,100	957
Capital One Financial Corp.,
3.50%, 6/15/23	1,000	994
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	1,100	888
OneMain Finance Corp.,
3.50%, 1/15/27	650	520
Starwood Property Trust, Inc.,
3.75%, 12/31/24 (1)	1,200	1,092
3.63%, 7/15/26 (1)	500	424
Synchrony Financial,
4.88%, 6/13/25	1,940	1,918
United Wholesale Mortgage LLC,
5.50%, 4/15/29 (1)	1,000	766
		10,946
Steel – 0.1%
Nucor Corp.,
3.95%, 5/23/25	410	408
Technology Hardware – 0.4%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23	122	123
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	555	556
4.45%, 10/2/23	1,000	1,010
		1,689
Technology Services – 0.9%
Block, Inc.,
2.75%, 6/1/26 (1)	1,850	1,641
Fidelity National Information Services, Inc.,
0.60%, 3/1/24	340	322
Fiserv, Inc.,
2.75%, 7/1/24	260	254
Global Payments, Inc.,
1.50%, 11/15/24	240	225
2.65%, 2/15/25	500	477
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.0% continued
Technology Services – 0.9%continued
PayPal Holdings, Inc.,
2.40%, 10/1/24	$660	$644
		3,563
Telecommunications – 0.9%
Level 3 Financing, Inc.,
4.63%, 9/15/27 (1)	1,100	938
T-Mobile U.S.A., Inc.,
3.50%, 4/15/25	1,700	1,663
Verizon Communications, Inc.,
0.85%, 11/20/25	790	715
		3,316
Transportation & Logistics – 1.0%
American Airlines Group, Inc.,
3.75%, 3/1/25 (1)	1,100	927
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	1,200	1,094
Delta Air Lines, Inc.,
2.90%, 10/28/24	480	444
Southwest Airlines Co.,
4.75%, 5/4/23	1,000	1,008
United Airlines Pass Through Trust, Series 2020-1, Class B,
4.88%, 1/15/26	398	378
		3,851
Transportation Equipment – 0.4%
Daimler Trucks Finance North America LLC,
1.13%, 12/14/23(1)	1,700	1,632
Wholesale - Consumer Staples – 0.3%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/25	1,310	1,207
Total Corporate Bonds
(Cost $185,673)		175,551

FOREIGN ISSUER BONDS – 23.0%
Asset Management – 0.3%
UBS A.G.,
0.70%, 8/9/24 (1)	400	375
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%), 1.01%, 7/30/24 (1) (3)	1,000	968
		1,343

NORTHERN FUNDS QUARTERLY REPORT     263    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 23.0% continued
Automotive – 0.2%
Aptiv PLC/Aptiv Corp.,
2.40%, 2/18/25	$570	$544
Kia Corp.,
2.38%, 2/14/25 (1)	410	392
		936
Banking – 13.4%
ANZ New Zealand International Ltd.,
3.40%, 3/19/24 (1)	1,000	994
(Floating, U.S. SOFR + 0.60%), 1.85%, 2/18/25 (1) (2)	810	799
Banco Santander S.A.,
(Floating, U.S. SOFR + 1.24%), 2.50%, 5/24/24 (2)	2,800	2,790
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 2.09%, 9/15/26 (2)	2,600	2,517
Bank of New Zealand,
2.00%, 2/21/25 (1)	1,170	1,114
Bank of Nova Scotia (The),
1.63%, 5/1/23	1,000	986
4.50%, 12/16/25	300	300
Banque Federative du Credit Mutuel S.A.,
0.65%, 2/27/24 (1)	800	760
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.80%), 1.01%, 12/10/24 (3)	685	650
BNP Paribas S.A.,
4.25%, 10/15/24	1,000	996
(Variable, ICE LIBOR USD 3M + 1.11%), 2.82%, 11/19/25 (1) (3)	1,110	1,060
(Variable, U.S. SOFR + 1.00%), 1.32%, 1/13/27 (1) (3)	500	442
BPCE S.A.,
1.00%, 1/20/26 (1)	490	434
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.52%), 1.99%, 6/15/26 (1) (2)	2,700	2,653
Cooperatieve Rabobank U.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 6/24/26 (1) (3)	1,950	1,779
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 23.0% continued
Banking – 13.4%continued
Credit Agricole S.A.,
(Floating, ICE LIBOR USD 3M + 1.02%), 2.20%, 4/24/23 (1) (2)	$1,045	$1,045
3.25%, 10/4/24 (1)	800	780
Deutsche Bank A.G.,
0.96%, 11/8/23	560	537
(Variable, U.S. SOFR + 1.87%), 2.13%, 11/24/26 (3)	1,450	1,287
Federation des Caisses Desjardins du Quebec,
2.05%, 2/10/25 (1)	1,500	1,416
HSBC Holdings PLC,
(Variable, U.S. SOFR + 0.53%), 0.73%, 8/17/24 (3)	1,490	1,428
(Variable, U.S. SOFR + 1.29%), 1.59%, 5/24/27 (3)	1,300	1,142
ING Groep N.V.,
(Floating, U.S. SOFR + 1.01%), 2.51%, 4/1/27 (2)	1,400	1,340
Lloyds Banking Group PLC,
4.05%, 8/16/23	500	501
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (3)	1,110	1,050
Macquarie Bank Ltd.,
2.30%, 1/22/25 (1)	1,000	958
Macquarie Group Ltd.,
(Floating, U.S. SOFR + 0.92%), 2.42%, 9/23/27 (1) (2)	2,000	1,915
Mitsubishi UFJ Financial Group, Inc.,
2.80%, 7/18/24	1,000	974
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.55%), 0.95%, 7/19/25 (3)	1,450	1,353
Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.61%), 2.28%, 9/8/24 (2)	1,500	1,483
National Bank of Canada,
2.10%, 2/1/23	1,400	1,389
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.40%), 0.55%, 11/15/24 (3)	1,200	1,144
Nationwide Building Society,
0.55%, 1/22/24 (1)	1,470	1,396

FIXED INCOME FUNDS    264    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 23.0% continued
Banking – 13.4%continued
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.90%), 1.64%, 6/14/27 (3)	$500	$438
NatWest Markets PLC,
0.80%, 8/12/24 (1)	1,400	1,300
Nordea Bank Abp,
0.63%, 5/24/24 (1)	1,300	1,223
(Floating, U.S. SOFR + 0.96%), 2.37%, 6/6/25 (1) (2)	800	797
Royal Bank of Canada,
1.15%, 6/10/25	550	509
(Floating, U.S. SOFR Compounded Index + 0.57%), 1.60%, 4/27/26 (2)	1,000	969
Skandinaviska Enskilda Banken AB,
0.65%, 9/9/24 (1)	900	839
Societe Generale S.A.,
2.63%, 10/16/24 (1)	1,000	962
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 2.23%, 1/21/26 (1) (3)	1,100	1,025
Sumitomo Mitsui Financial Group, Inc.,
0.51%, 1/12/24	200	190
2.45%, 9/27/24	1,200	1,156
Svenska Handelsbanken AB,
0.55%, 6/11/24 (1)	1,700	1,595
Toronto-Dominion Bank (The),
0.55%, 3/4/24	800	761
Westpac Banking Corp.,
2.35%, 2/19/25	1,170	1,129
		52,305
Biotechnology & Pharmaceuticals – 0.7%
AstraZeneca PLC,
0.70%, 4/8/26	2,079	1,850
GlaxoSmithKline Capital PLC,
0.53%, 10/1/23	1,000	966
		2,816
Cable & Satellite – 0.4%
Sky Ltd.,
3.75%, 9/16/24(1)	1,490	1,485
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 23.0% continued
Containers & Packaging – 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
5.25%, 8/15/27(1)	$1,000	$713
Electric Utilities – 0.4%
Drax Finco PLC,
6.63%, 11/1/25 (1)	1,200	1,170
Enel Finance International N.V.,
4.25%, 6/15/25 (1)	400	396
		1,566
Food – 0.2%
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30(1)	725	686
Governmental Banks – 0.5%
Kreditanstalt fuer Wiederaufbau,
0.50%, 9/20/24	1,860	1,759
Household Products – 0.4%
GSK Consumer Healthcare Capital UK PLC,
3.13%, 3/24/25(1)	1,500	1,461
Industrial Support Services – 0.2%
Element Fleet Management Corp.,
1.60%, 4/6/24(1)	700	667
Institutional Financial Services – 0.7%
LSEGA Financing PLC,
0.65%, 4/6/24 (1)	900	849
Sumitomo Mitsui Trust Bank Ltd.,
(Floating, U.S. SOFR + 0.44%), 1.89%, 9/16/24 (1) (2)	1,900	1,867
		2,716
Insurance – 0.2%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, (100% Cash), 10/15/25(1) (5)	771	744
Leisure Facilities & Services – 0.0%
Royal Caribbean Cruises Ltd.,
5.25%, 11/15/22	176	175
Local – 0.3%
Japan Finance Organization for Municipalities,
1.75%, 9/5/24(1)	1,020	989

NORTHERN FUNDS QUARTERLY REPORT     265    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 23.0% continued
Medical Equipment & Devices – 0.2%
DH Europe Finance II S.a.r.l.,
2.20%, 11/15/24	$840	$806
Metals & Mining – 0.2%
FMG Resources Pty. Ltd., Series 2006,
5.13%, 5/15/24(1)	1,000	973
Oil & Gas Producers – 0.5%
Canadian Natural Resources Ltd.,
2.95%, 1/15/23	1,000	997
Enbridge, Inc.,
(Floating, U.S. SOFR + 0.40%), 1.63%, 2/17/23 (2)	160	159
2.50%, 1/15/25	510	491
Saudi Arabian Oil Co.,
1.25%, 11/24/23 (1)	200	193
		1,840
Software – 0.2%
Open Text Corp.,
3.88%, 2/15/28(1)	1,100	978
Sovereign Agencies – 0.3%
Kommunalbanken AS,
0.38%, 9/11/25(1)	1,100	1,007
Specialty Finance – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	1,100	962
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (1)	1,000	920
Fly Leasing Ltd.,
7.00%, 10/15/24 (1)	370	268
SMBC Aviation Capital Finance DAC,
4.13%, 7/15/23 (1)	900	892
		3,042
Supranationals – 0.7%
European Investment Bank,
0.38%, 7/24/24	3,000	2,840
Technology Hardware – 0.2%
Seagate HDD Cayman,
4.88%, 3/1/24	600	592
3.13%, 7/15/29	235	184
		776
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 23.0% continued
Telecommunications – 1.0%
Altice France Holding S.A.,
6.00%, 2/15/28 (1)	$1,000	$710
Bell Telephone Co. of Canada or Bell Canada (The),
0.75%, 3/17/24	2,000	1,904
NTT Finance Corp.,
0.58%, 3/1/24 (1)	200	190
Vodafone Group PLC,
2.95%, 2/19/23	1,000	995
		3,799
Transportation & Logistics – 0.8%
Air Canada,
3.88%, 8/15/26 (1)	980	829
Canadian Pacific Railway Co.,
1.35%, 12/2/24	2,550	2,399
		3,228
Total Foreign Issuer Bonds
(Cost $95,174)		89,650

U.S. GOVERNMENT AGENCIES – 7.2% (6)
Fannie Mae – 2.5%
Pool #555649,
7.50%, 10/1/32	9	9
Pool #AD0915,
5.50%, 12/1/38	20	22
Pool #AI3471,
5.00%, 6/1/41	60	63
Pool #BA6574,
3.00%, 1/1/31	634	632
Pool #BC0266,
3.50%, 2/1/31	579	580
Pool #BC1465,
2.50%, 7/1/31	366	359
Pool #BE0514,
2.50%, 11/1/31	1,130	1,108
Pool #BM1239,
3.50%, 2/1/32	630	631
Pool #BM4485,
3.00%, 9/1/30	1,209	1,205
Pool #BM5017,
3.00%, 3/1/30	606	604
Pool #BM5525,
4.00%, 3/1/31	200	203

FIXED INCOME FUNDS    266    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 7.2% (6)continued
Fannie Mae – 2.5%continued
Pool #BM5708,
3.00%, 12/1/29	$97	$97
Pool #FM1773,
3.00%, 12/1/31	578	576
Pool #FM1849,
3.50%, 12/1/33	582	582
Pool #FM1852,
3.00%, 7/1/33	735	733
Pool #FM1897,
3.00%, 9/1/32	577	573
Pool #FM3308,
3.00%, 4/1/32	1,816	1,810
Pool #MA3090,
3.00%, 8/1/32	272	270
		10,057
Freddie Mac – 4.3%
Federal Home Loan Mortgage Corp.,
0.13%, 7/25/22	1,000	999
0.25%, 8/24/23	4,300	4,170
Freddie Mac REMICS, Series 4835, Class CA,
3.50%, 1/15/47	450	452
Pool #1B3617,
(Floating, ICE LIBOR USD 1Y + 1.92%, 1.92% Floor, 11.14% Cap), 2.17%, 10/1/37(2)	57	57
Pool #SB0084,
3.00%, 2/1/32	1,872	1,863
Pool #SB0093,
2.50%, 12/1/31	3,258	3,196
Pool #SB0215,
3.00%, 2/1/32	649	647
Pool #SB0216,
3.00%, 12/1/32	1,108	1,104
Pool #SB0329,
3.00%, 9/1/32	1,419	1,414
Pool #ZA2807,
2.50%, 2/1/28	99	97
Pool #ZK9070,
3.00%, 11/1/32	555	550
Pool #ZS6689,
2.50%, 4/1/28	310	306
Pool #ZS8598,
3.00%, 2/1/31	744	742
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 7.2% (6)continued
Freddie Mac – 4.3%continued
Pool #ZS8675,
2.50%, 11/1/32	$1,119	$1,097
		16,694
Freddie Mac Gold – 0.3%
Pool #A92650,
5.50%, 6/1/40	41	43
Pool #E04360,
2.50%, 4/1/28	360	355
Pool #G18641,
3.00%, 4/1/32	207	205
Pool #G18647,
3.00%, 6/1/32	500	495
		1,098
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	485	469
Total U.S. Government Agencies
(Cost $29,457)		28,318

U.S. GOVERNMENT OBLIGATIONS – 7.4%
U.S. Treasury Notes – 7.4%
0.13%, 12/31/22	6,000	5,928
1.38%, 2/15/23	2,700	2,679
0.13%, 5/15/23	6,000	5,858
0.13%, 10/15/23	4,000	3,856
0.38%, 10/31/23	1,000	967
0.38%, 4/15/24	5,000	4,773
0.38%, 9/15/24	5,000	4,719
		28,780
Total U.S. Government Obligations
(Cost $29,685)		28,780

MUNICIPAL BONDS – 1.7%
California – 0.2%
California State Taxable G.O. Unlimited Refunding Bonds, Bid Group B,
2.50%, 10/1/22	910	911

NORTHERN FUNDS QUARTERLY REPORT     267    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 1.7%continued
Florida – 0.7%
Florida State Board of Administration Finance Corp. Taxable Revenue Bonds, Series A,
1.26%, 7/1/25	$1,100	$1,029
Miami-Dade County Aviation Taxable Revenue Refunding Bonds, Series B,
1.23%, 10/1/25	500	459
Miami-Dade County Taxable Capital Asset Acquisition Special Obligation Revenue Bonds,
0.38%, 4/1/23	1,035	1,014
		2,502
New York – 0.8%
New York State Thruway Authority Taxable Revenue Refunding Bonds, Series M,
2.12%, 1/1/24	640	628
New York Taxable G.O. Unlimited Refunding Bonds, Series D, Fiscal 2021,
0.59%, 8/1/23	500	487
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA,
1.09%, 7/1/23	2,000	1,963
		3,078
Total Municipal Bonds
(Cost $6,686)		6,491

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.4%
FlexShares® Disciplined Duration MBS Index Fund(7)	202,000	$4,289
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(7) (8)	1,418,755	1,419
Total Investment Companies
(Cost $6,079)		5,708

Total Investments – 99.1%
(Cost $408,552)		386,681
Other Assets less Liabilities – 0.9%		3,655
NET ASSETS – 100.0%		$390,336

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Variable or floating rate security. Rate as of June 30, 2022 is disclosed.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2022.
(4)	Perpetual bond. Maturity date represents next call date.
(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(8)	7-day current yield as of June 30, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

MBS - Mortgage Backed Securities

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

FIXED INCOME FUNDS    268    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	13.4%
Corporate Bonds	45.0%
Foreign Issuer Bonds	23.0%
U.S. Government Agencies	7.2%
U.S. Government Obligations	7.4%
Municipal Bonds	1.7%
Investment Companies	1.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$52,183	$—	$52,183
Corporate Bonds(1)	—	175,551	—	175,551
Foreign Issuer Bonds(1)	—	89,650	—	89,650
U.S. Government Agencies(1)	—	28,318	—	28,318
U.S. Government Obligations	—	28,780	—	28,780
Municipal Bonds(1)	—	6,491	—	6,491
Investment Companies	5,708	—	—	5,708
Total Investments	$5,708	$380,973	$—	$386,681

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Disciplined Duration MBS Index Fund	$4,447	$—	$—	$158	$31	$4,289	202,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	7,664	39,911	46,156	—	8	1,419	1,418,755
Total	$12,111	$39,911	$46,156	$158	$39	$5,708	1,620,755
NORTHERN FUNDS QUARTERLY REPORT     269    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 16.2%
Aerospace & Defense – 0.1%
Boeing (The) Co.,
1.43%, 2/4/24	$5,000	$4,776
Asset Management – 0.5%
FS KKR Capital Corp.,
1.65%, 10/12/24	19,670	17,499
Automotive – 1.2%
General Motors Financial Co., Inc.,
1.70%, 8/18/23	13,110	12,782
(Floating, U.S. SOFR + 0.62%), 1.49%, 10/15/24 (1)	7,000	6,748
Hyundai Capital America,
1.25%, 9/18/23 (2)	15,000	14,532
Nissan Motor Acceptance Co. LLC,
1.13%, 9/16/24 (2)	4,500	4,136
		38,198
Banking – 3.4%
Bank of America Corp.,
(Variable, U.S. SOFR + 0.41%), 0.52%, 6/14/24 (3)	5,000	4,819
Citigroup, Inc.,
(Floating, U.S. SOFR + 0.67%), 1.79%, 5/1/25 (1)	4,700	4,609
(Floating, U.S. SOFR + 1.28%), 2.59%, 2/24/28 (1)	10,755	10,317
Citizens Bank N.A.,
(Variable, U.S. SOFR + 1.40%), 4.12%, 5/23/25 (3)	5,000	4,980
Huntington National Bank (The),
(Variable, U.S. SOFR + 1.21%), 4.01%, 5/16/25 (3)	5,000	4,994
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 0.98%), 3.85%, 6/14/25 (3)	10,000	9,901
(Floating, U.S. SOFR + 0.77%), 2.26%, 9/22/27 (1)	16,400	15,466
(Floating, U.S. SOFR + 1.18%), 2.47%, 2/24/28 (1)	20,000	19,225
M&T Bank Corp.,
(Floating, ICE LIBOR USD 3M + 0.68%), 1.89%, 7/26/23 (1)	7,000	7,007
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR Compounded Index + 1.38%), 4.26%, 6/9/25 (3)	14,500	14,324
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 16.2% continued
Banking – 3.4%continued
Truist Bank,
(Floating, U.S. SOFR + 0.20%), 1.07%, 1/17/24 (1)	$6,000	$5,914
Truist Financial Corp.,
(Floating, U.S. SOFR + 0.40%), 1.82%, 6/9/25 (1)	10,000	9,706
		111,262
Beverages – 0.1%
Constellation Brands, Inc.,
3.60%, 5/9/24	4,540	4,523
Diversified Industrials – 0.3%
Parker-Hannifin Corp.,
3.65%, 6/15/24	11,000	10,926
Electric Utilities – 0.6%
Black Hills Corp.,
1.04%, 8/23/24	5,700	5,329
CenterPoint Energy, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.65%), 1.86%, 5/13/24 (1)	5,910	5,764
Duke Energy Corp.,
(Floating, U.S. SOFR + 0.25%), 1.68%, 6/10/23 (1)	5,000	4,959
Southern (The) Co.,
(Floating, U.S. SOFR + 0.37%), 1.55%, 5/10/23 (1)	5,000	4,962
		21,014
Institutional Financial Services – 1.9%
Goldman Sachs Group (The), Inc.,
(Floating, U.S. SOFR + 0.54%), 1.77%, 11/17/23 (1)	5,100	5,055
(Floating, U.S. SOFR + 0.49%), 1.44%, 10/21/24 (1)	5,000	4,876
(Floating, U.S. SOFR + 0.70%), 1.67%, 1/24/25 (1)	20,300	19,838
Morgan Stanley,
(Variable, U.S. SOFR + 0.47%), 0.56%, 11/10/23 (3)	5,000	4,943
(Variable, U.S. SOFR + 0.46%), 0.53%, 1/25/24 (3)	5,000	4,901

FIXED INCOME FUNDS    270    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 16.2% continued
Institutional Financial Services – 1.9%continued
(Floating, U.S. SOFR + 0.63%), 1.65%, 1/24/25 (1)	$10,100	$9,845
(Floating, U.S. SOFR + 0.95%), 2.22%, 2/18/26 (1)	15,000	14,593
		64,051
Insurance – 3.6%
Athene Global Funding,
1.20%, 10/13/23 (2)	15,000	14,442
0.95%, 1/8/24 (2)	25,700	24,390
Corebridge Financial, Inc.,
3.50%, 4/4/25 (2)	10,000	9,716
Jackson Financial, Inc.,
1.13%, 11/22/23 (2)	9,540	9,168
Metropolitan Life Global Funding I,
(Floating, U.S. SOFR + 0.30%), 1.80%, 9/27/24 (1) (2)	18,800	18,551
New York Life Global Funding,
0.90%, 10/29/24 (2)	8,600	8,045
(Floating, U.S. SOFR + 0.48%), 1.90%, 6/9/26 (1) (2)	15,000	14,621
Principal Life Global Funding II,
(Floating, U.S. SOFR + 0.38%), 1.69%, 8/23/24 (1) (2)	12,000	11,784
Security Benefit Global Funding,
1.25%, 5/17/24	9,300	8,821
		119,538
Machinery – 0.5%
Caterpillar Financial Services Corp.,
(Floating, U.S. SOFR + 0.25%), 1.48%, 5/17/24 (1)	5,000	4,925
(Floating, U.S. SOFR + 0.27%), 1.71%, 9/13/24 (1)	10,000	9,829
		14,754
Medical Equipment & Devices – 0.4%
Baxter International, Inc.,
1.32%, 11/29/24	5,000	4,694
Zimmer Biomet Holdings, Inc.,
1.45%, 11/22/24	7,600	7,154
		11,848
Oil & Gas Producers – 0.2%
Continental Resources, Inc.,
4.50%, 4/15/23	5,611	5,630
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 16.2% continued
Retail - Consumer Staples – 0.3%
Walgreens Boots Alliance, Inc.,
0.95%, 11/17/23	$11,000	$10,639
Specialty Finance – 2.3%
Air Lease Corp.,
0.80%, 8/18/24	10,000	9,157
American Express Co.,
3.38%, 5/3/24	5,000	4,964
(Floating, U.S. SOFR Compounded Index + 0.65%), 1.78%, 11/4/26 (1)	16,400	15,828
Capital One Financial Corp.,
(Variable, U.S. SOFR + 0.69%), 1.34%, 12/6/24 (3)	14,490	13,885
(Floating, U.S. SOFR + 0.69%), 2.10%, 12/6/24 (1)	13,700	13,333
(Variable, U.S. SOFR + 1.37%), 4.17%, 5/9/25 (3)	5,000	4,927
Synchrony Financial,
4.88%, 6/13/25	15,000	14,832
		76,926
Steel – 0.1%
Nucor Corp.,
3.95%, 5/23/25	2,240	2,228
Technology Services – 0.1%
Global Payments, Inc.,
1.50%, 11/15/24	3,450	3,239
Transportation Equipment – 0.6%
Daimler Trucks Finance North America LLC,
1.63%, 12/13/24 (2)	5,350	5,031
(Floating, U.S. SOFR + 0.75%), 2.22%, 12/13/24 (1) (2)	15,250	15,063
		20,094
Total Corporate Bonds
(Cost $555,367)		537,145

FOREIGN ISSUER BONDS – 11.7%
Banking – 10.5%
ANZ New Zealand International Ltd.,
(Floating, U.S. SOFR + 0.60%), 1.85%, 2/18/25 (1) (2)	4,810	4,745

NORTHERN FUNDS QUARTERLY REPORT     271    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.7% continued
Banking – 10.5%continued
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%), 0.70%, 6/30/24 (3)	$5,000	$4,817
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 2.09%, 9/15/26 (1)	34,600	33,498
Bank of Nova Scotia (The),
(Floating, U.S. SOFR Compounded Index + 0.55%), 2.02%, 9/15/23 (1)	5,000	4,973
(Floating, U.S. SOFR + 0.38%), 1.43%, 7/31/24 (1)	5,000	4,925
(Floating, U.S. SOFR + 0.61%), 2.08%, 9/15/26 (1)	24,770	23,987
Banque Federative du Credit Mutuel S.A.,
(Floating, U.S. SOFR + 0.41%), 1.54%, 2/4/25 (1) (2)	28,000	27,427
Canadian Imperial Bank of Commerce,
(Floating, U.S. SOFR Compounded Index + 0.40%), 1.85%, 12/14/23 (1)	5,000	4,966
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.40%), 1.16%, 7/7/25 (1) (2)	20,000	19,621
Cooperatieve Rabobank U.A.,
1.38%, 1/10/25	5,000	4,704
DBS Group Holdings Ltd.,
1.17%, 11/22/24 (2)	15,000	14,211
(Floating, U.S. SOFR Compounded Index + 0.30%), 1.53%, 11/22/24 (1) (2) (4)	5,000	4,959
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 2.44%, 11/16/27 (1)	7,500	6,859
HSBC Holdings PLC,
(Variable, U.S. SOFR + 0.53%), 0.73%, 8/17/24 (3)	5,000	4,794
(Variable, U.S. SOFR + 0.58%), 1.16%, 11/22/24 (3)	15,000	14,320
ING Groep N.V.,
(Floating, U.S. SOFR + 1.01%), 2.51%, 4/1/27 (1)	28,800	27,566
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.7% continued
Banking – 10.5%continued
Macquarie Group Ltd.,
(Floating, U.S. SOFR + 0.71%), 1.56%, 10/14/25 (1) (2)	$20,740	$20,398
Mizuho Financial Group, Inc.,
(Floating, U.S. SOFR + 0.96%), 2.21%, 5/22/26 (1)	20,000	19,507
National Bank of Canada,
(Variable, U.S. SOFR + 1.01%), 3.75%, 6/9/25 (3)	14,160	14,055
Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 2.51%, 2/16/28 (1) (2)	14,300	13,749
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.53%), 1.73%, 8/12/24 (1) (2)	5,000	4,946
(Floating, U.S. SOFR + 0.76%), 2.26%, 9/29/26 (1) (2)	22,800	22,014
Royal Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.59%), 1.66%, 11/2/26 (1)	20,000	19,331
Sumitomo Mitsui Financial Group, Inc.,
(Floating, U.S. SOFR + 0.88%), 1.67%, 1/14/27 (1)	9,880	9,569
Toronto-Dominion Bank (The),
(Floating, U.S. SOFR + 0.35%), 1.78%, 9/10/24 (1)	10,000	9,828
Westpac Banking Corp.,
1.02%, 11/18/24	8,880	8,330
		348,099
Oil & Gas Producers – 0.2%
TransCanada PipeLines Ltd.,
1.00%, 10/12/24	7,910	7,378
Specialty Finance – 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.65%, 10/29/24	10,000	9,233
Transportation & Logistics – 0.7%
Canadian Pacific Railway Co.,
1.35%, 12/2/24	25,000	23,518
Total Foreign Issuer Bonds
(Cost $402,093)		388,228

FIXED INCOME FUNDS    272    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 63.7%
Alabama – 4.5%
Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series-B-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.62%), 1.53%, 12/1/23(1) (5)	$50,000	$49,671
Black Belt Energy Gas District Alabama Gas Supply Revenue Bonds, Series A,
4.00%, 8/1/47(1) (6)	11,125	11,125
Black Belt Energy Gas District Gas Supply Revenue Bonds, Subseries D2,
(Floating, U.S. SOFR + 1.40%), 6/1/27(1) (5) (7)	20,000	19,786
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/23	2,100	2,129
4.00%, 12/1/24	3,000	3,052
Black Belt Energy Gas District Revenue Bonds, Series A, Gas Project No. 8,
4.00%, 12/1/23	1,600	1,632
Black Belt Energy Gas District Variable Revenue Bonds, Gas Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 1.26%, 12/1/26(1) (5)	29,000	27,630
Mobile IDB Pollution Control Variable Revenue Bonds, Alabama Power Barry Plant,
2.90%, 12/12/23(1) (5) (6)	1,000	1,008
Montgomery G.O. Unlimited Refunding Bonds, Series B, Warrants,
3.00%, 12/1/22	1,400	1,409
South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series C, SIFMA Index-Project No. 1,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 1.56%, 4/1/24(1) (5)	26,000	25,768
Southeast Energy Authority Revenue Bonds, A Cooperative District Commodity Supply Project No. 1, Series A,
4.00%, 10/1/22	355	356
4.00%, 10/1/23	425	431
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Alabama – 4.5%continued
University of Alabama University General Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	$5,760	$5,760
		149,757
Alaska – 0.4%
Alaska State International Airports Revenue Refunding Bonds, Series C (AMT),
5.00%, 10/1/23	1,525	1,577
Alaska State Municipal Bond Bank Authority Revenue Refunding Bonds, Series One,
5.00%, 12/1/23	1,495	1,559
North Slope Borough G.O. Unlimited Bonds, Series C,
4.00%, 6/30/24	9,360	9,724
Northern Tobacco Securitization Corp. Settlement Revenue Refunding Senior Bonds, Series A, Class 1,
4.00%, 6/1/23	500	506
5.00%, 6/1/24	580	602
		13,968
Arizona – 0.6%
Arizona State Health Facilities Authority Variable Revenue Bonds, Series B-RMK, Banner Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 1.16%, 11/4/26(1) (5)	9,130	8,879
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/23	600	613
Arizona State Sports & Tourism Authority Senior Lien Revenue Refunding Bonds, Multipurpose Stadium Facility Project (BAM Insured),
5.00%, 7/1/25	2,500	2,682

NORTHERN FUNDS QUARTERLY REPORT     273    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Arizona – 0.6%continued
Maricopa County IDA Variable Revenue Refunding Bonds, Series B, Banner Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.57%), 1.48%, 10/18/24(1) (5)	$7,775	$7,726
		19,900
Arkansas – 0.3%
Arkansas State G.O. Unlimited Refunding Bonds,
5.00%, 6/15/23	8,000	8,245
California – 5.7%
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area Toll,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 1.21%, 4/1/27(1) (5)	8,500	8,217
Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, San Francisco Bay Area,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 1.36%, 4/1/26(1) (5)	8,750	8,572
California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AT,
(Floating, SIFMA Municipal Swap Index Yield + 0.37%), 1.28%, 12/1/22(1) (5)	30,230	30,212
California State G.O. Unlimited Bonds,
2.00%, 11/1/22	7,000	7,020
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/23	8,000	8,307
5.00%, 12/1/23	9,000	9,409
California State Index Floating Rate G.O. Unlimited Bonds, Series E,
(Floating, SIFMA Municipal Swap Index Yield + 0.43%), 1.34%, 12/1/23(1) (5)	25,000	25,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
California – 5.7%continued
California State Infrastructure & Economic Development Bank Sustainability Variable Revenue Refunding Bonds, California Academy of Sciences,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 1.26%, 8/1/24(1) (5)	$12,000	$11,856
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, J Paul Getty Trust,
0.39%, 1/1/24(1) (5) (6)	1,000	977
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management,
0.70%, 12/1/23(1) (5) (6)	20,000	19,385
California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
5.00%, 5/15/24	500	523
California State Public Works Board Lease Revenue Bonds, Various Capital Projects, Series D,
4.00%, 11/1/23	3,000	3,086
4.00%, 11/1/24	3,020	3,149
Los Angeles County TRANS,
6/29/23(7)	6,250	6,370
Los Angeles Department Of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/23	1,250	1,291
Metropolitan Water District of Southern California Variable Subordinate Revenue Bonds, Series C,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 1.05%, 5/21/24(1) (5)	7,000	6,983
Metropolitan Water District of Southern California Variable Subordinate Revenue Refunding Bonds, Series E,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 1.05%, 5/21/24(1) (5)	13,625	13,592

FIXED INCOME FUNDS    274    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
California – 5.7%continued
Metropolitan Water District of Southern California Variable Subordinate Revenue Refunding Bonds, Series D,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 1.05%, 5/21/24(1) (5)	$3,880	$3,870
Orange County Transportation Authority Revenue BANS, I-405 Improvement Project,
5.00%, 10/15/24	10,000	10,675
Sacramento City Unified School District G.O. Unlimited Bonds, Measure H, Election of 2020 (BAM Insured),
8/1/24(7)	3,000	3,163
Sacramento City Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
4.00%, 7/1/22	675	675
4.00%, 7/1/24	1,000	1,034
Sacramento Municipal Utility District Adjustable Subordinate Revenue Bonds, Series A,
5.00%, 10/17/23(1) (5) (6)	1,950	1,996
Southern California Public Power Authority Revenue Refunding Bonds, Green Bond, Milford Wind Corridor Phase II Project,
5.00%, 7/1/23	1,105	1,141
Vernon Electric System Revenue Bonds, Series A,
5.00%, 10/1/23	1,250	1,285
5.00%, 10/1/24	1,100	1,148
		188,936
Colorado – 0.3%
Colorado State COPS, Series A,
5.00%, 9/1/22	2,000	2,011
5.00%, 12/15/22	2,250	2,285
5.00%, 9/1/23	1,000	1,037
E-470 Public Highway Authority Variable Revenue Refunding Bonds, Series B,
(Floating, U.S. SOFR + 0.35%), 1.36%, 9/1/24(1) (5)	5,880	5,799
		11,132
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Connecticut – 2.7%
Connecticut State Forward Delivery G.O. Unlimited, Social Bonds,
5.00%, 7/15/23	$4,500	$4,649
5.00%, 7/15/24	1,525	1,612
Connecticut State G.O. Unlimited Bonds, Series 2021 A,
3.00%, 1/15/23	2,750	2,772
Connecticut State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 9/15/23	6,500	6,745
5.00%, 9/15/24	4,000	4,249
Connecticut State G.O. Unlimited, Series B, Social Bonds,
4.00%, 6/1/24	2,350	2,434
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series B, Yale New Haven,
1.80%, 7/1/24(1) (5) (6)	4,000	3,946
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series X-2, Yale University,
0.25%, 2/9/24(1) (5) (6)	8,500	8,231
Connecticut State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Series 2015-A,
0.38%, 7/12/24(1) (5) (6)	14,790	14,153
Connecticut State HFA Housing Mortgage Finance Program Variable Revenue Bonds, Series A4, Social Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 1.21%, 11/15/24(1) (5)	10,000	9,886
Connecticut State HFA Mortgage Finance Program Revenue Refunding Bonds (AMT), Series E-5, Social Bond,
5.00%, 5/15/24	2,775	2,916
5.00%, 11/15/24	2,335	2,476
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/23	3,500	3,636
Connecticut State Special Tax Obligation Revenue Bonds, Series D,
5.00%, 11/1/23	3,485	3,628
5.00%, 11/1/24	2,475	2,637

NORTHERN FUNDS QUARTERLY REPORT     275    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Connecticut – 2.7%continued
Greenwich G.O. Unlimited BANS,
2.00%, 2/9/23	$8,000	$8,014
Greenwich G.O. Unlimited Bonds,
5.00%, 1/15/24	6,315	6,618
		88,602
Delaware – 0.2%
Delaware State G.O. Unlimited Bonds, Series A,
5.00%, 1/1/23	5,000	5,087
District of Columbia – 0.8%
District of Columbia Housing Finance Agency MFH Variable Revenue Bonds, 218 Vine Street Apartments Project,
0.30%, 7/1/23(1) (5) (6)	5,000	4,858
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 10/1/22	3,195	3,224
District of Columbia Revenue Bonds, Federal Highway Grant Anticipation,
5.00%, 12/1/22	4,230	4,290
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
10/1/23(7)	1,720	1,778
10/1/24(7)	2,000	2,109
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/24	10,000	10,545
		26,804
Florida – 1.4%
Alachua County Facilities School Board COPS,
5.00%, 7/1/22	1,350	1,350
Hillsborough County G.O. Unlimited Refunding Bonds, Environmental Lands Acquisition & Protection Program,
5.00%, 7/1/22	1,000	1,000
Jacksonville Special Revenue Refunding Bonds, Series A,
5.00%, 10/1/22	3,570	3,600
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Florida – 1.4%continued
Jacksonville Special Revenue Refunding Bonds, Series B,
5.00%, 10/1/22	$2,225	$2,244
Lee County Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/23	2,250	2,325
Miami-Dade County Aviation Revenue Refunding Bonds, Series A,
5.00%, 10/1/23	2,500	2,591
Miami-Dade County G.O. Unlimited Bonds, Building Better Communities Program,
5.00%, 7/1/24	7,000	7,409
Miami-Dade County IDA Solid Waste Disposal Revenue Bonds (AMT), Waste Management Inc., Florida Project,
0.40%, 8/1/23(8)	2,500	2,449
Miami-Dade County IDA Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management Inc., Florida Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.38%), 1.29%, 7/1/24(1) (5)	10,000	9,636
Orange County Water & Wastewater Revenue Bonds,
5.00%, 10/1/22	4,605	4,646
5.00%, 10/1/23	4,840	5,034
Volusia County School Board COPS,
5.00%, 8/1/22	2,905	2,913
		45,197
Georgia – 1.2%
Brookhaven Development Authority Revenue Bonds, Children's Healthcare of Atlanta,
5.00%, 7/1/22	1,000	1,000
Douglas County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 4/1/24	1,000	1,052
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project,
5.00%, 2/15/23	3,750	3,829

FIXED INCOME FUNDS    276    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Georgia – 1.2%continued
Georgia State G.O. Unlimited Bonds, Series A, Group 1,
7/1/24(7)	$15,660	$16,586
Georgia State G.O. Unlimited Bonds, Series A, Tranche No.1,
5.00%, 7/1/23	1,600	1,653
Georgia State G.O. Unlimited Refunding Bonds, Series C, Bidding Group 3,
7/1/24(7)	1,000	1,040
Georgia State Road & Tollway Authority Federal Highway Reimbursement GARVEE Bonds,
5.00%, 6/1/23	1,000	1,029
Georgia State Road & Tollway Authority GARVEE Bonds,
5.00%, 6/1/23	2,000	2,059
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series C,
4.00%, 12/1/22	400	402
4.00%, 12/1/23	750	760
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(1) (5) (6)	2,500	2,550
Municipal Electric Authority of Georgia Subordinated Revenue Refunding Bonds, Project One,
5.00%, 1/1/23	3,940	3,999
Private Colleges & Universities Authority Revenue Refunding Bonds, Series A, Emory University,
5.00%, 9/1/22	3,000	3,018
		38,977
Illinois – 0.6%
Elgin Corporate Purpose G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/15/23	1,000	1,042
Illinois State Finance Authority Green Revenue Bonds,
5.00%, 7/1/22	750	750
5.00%, 1/1/23	1,285	1,307
5.00%, 7/1/23	1,305	1,346
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Illinois – 0.6%continued
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 1.66%, 1/1/46(1)	$1,535	$1,535
Illinois State Finance Authority Variable Revenue Refunding Bonds, Field Museum of Natural History,
(Floating, U.S. SOFR + 1.20%), 2.28%, 9/1/25(1) (5)	10,000	9,921
Metropolitan Water Reclamation District of Greater Chicago Refunding G.O. Limited Bonds, Series C,
5.00%, 12/1/24	2,210	2,348
		18,249
Indiana – 0.3%
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 1.21%, 3/1/27(1) (5)	7,225	7,033
Indiana State Housing & Community Development Authority Collateralized Variable Revenue Bonds, RD Moving Forward Biggs Project,
2.00%, 4/1/24(1) (5) (6)	1,000	991
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series A,
5.00%, 6/1/23	1,400	1,441
Ivy Technology Community College Revenue Refunding Bonds, Series W, Student Fee,
5.00%, 7/1/22	600	600
Whitley County Consolidated Schools G.O. Limited Bonds (State Intercept Program),
2.50%, 1/1/23	1,055	1,060
		11,125
Iowa – 0.3%
Ames G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/24	1,840	1,944

NORTHERN FUNDS QUARTERLY REPORT     277    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Iowa – 0.3%continued
Des Moines Independent Community School District School Infrastructure Sales Revenue Refunding Bonds,
5.00%, 6/1/24	$7,155	$7,527
Iowa State Special Obligation Revenue Refunding Bonds, Series A,
5.00%, 6/1/23	1,045	1,076
		10,547
Kansas – 0.4%
Maize G.O. Unlimited Bonds, Series A,
0.45%, 9/1/24	3,520	3,326
Topeka Utility Revenue Refunding Bonds, Series A (BAM Insured),
4.00%, 8/1/23	7,900	8,096
		11,422
Kentucky – 0.6%
Asset/Liability Commission General Revenue Refunding Bonds, Series A,
5.00%, 11/1/22	4,500	4,549
5.00%, 11/1/23	4,350	4,518
Campbell & Kenton Counties Sanitation District No. 1 Revenue Bonds, Series B,
5.00%, 8/1/23	1,650	1,707
Kentucky State Housing Corp. Multifamily Variable Revenue Bonds, Cambridge Square Project,
0.30%, 2/1/24(1) (5) (6)	4,000	3,846
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (5) (6)	3,600	3,643
		18,263
Louisiana – 1.0%
Louisiana Stadium & Exposition District Revenue BANS,
4.00%, 7/3/23	4,825	4,888
Louisiana State G.O. Unlimited Bonds, Series D,
5.00%, 9/1/22	6,000	6,035
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/23	5,000	5,174
Louisiana State GARVEE Bonds,
5.00%, 9/1/23	4,600	4,773
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Louisiana – 1.0%continued
Louisiana State Gas & Fuels Tax Second Lien Variable Revenue Refunding Bonds, Series A,
(Floating, U.S. SOFR + 0.50%), 1.55%, 5/1/26(1) (5)	$12,405	$11,909
		32,779
Maine – 0.1%
Maine State Housing Authority Mortgage Purchase Revenue Bonds, Series A, Social Bonds,
0.40%, 11/15/23	1,035	1,012
Portland G.O. Unlimited Refunding Bonds,
4.00%, 4/1/24	700	725
South Portland G.O. Limited Refunding Bonds,
4.00%, 7/15/24	900	936
		2,673
Maryland – 0.9%
Anne Arundel County G.O. Limited Bonds, Consolidated Water and Sewer,
5.00%, 10/1/22	2,470	2,492
Maryland Department of Transportation Consolidated Transportation Revenue Bonds, Second Issue,
5.00%, 6/1/23	1,000	1,031
Maryland State Community Development Administration Department Housing & Community Development Revenue Bonds, Series B,
0.25%, 9/1/23	445	436
0.35%, 3/1/24	500	484
0.40%, 9/1/24	1,100	1,053
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
5.00%, 10/1/22	5,500	5,549
5.00%, 10/1/23	16,800	17,474
Maryland Transportation Authority Revenue Refunding Bonds, Series A, Transportation Facilities Project,
5.00%, 7/1/23	1,000	1,033
		29,552

FIXED INCOME FUNDS    278    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Massachusetts – 0.4%
Fall River G.O. Limited Refunding Bonds (State Aid Withholding),
5.00%, 2/1/23	$1,265	$1,290
Massachusetts State Consolidated Loans G.O. Limited Bonds, Series E,
5.00%, 11/1/22	1,775	1,796
Milton G.O. Limited BANS,
2.00%, 2/17/23	7,475	7,482
Worcester G.O. Limited Bonds, Series A,
4.00%, 2/1/23	3,955	4,012
		14,580
Michigan – 0.9%
Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 1.66%, 4/15/27(1) (5)	15,000	15,000
Michigan State Strategic Fund Exempt Facilities Adjustable Revenue Bonds (AMT), Waste Management Inc., Project,
0.58%, 8/1/24(1) (5) (6)	3,000	2,797
Michigan State Trunk Line Revenue Refunding Bonds, Series A,
5.00%, 11/15/22	1,250	1,267
Romulus Community School G.O. Unlimited Refunding Bonds , Series A (Q-SBLF Insured),
4.00%, 5/1/24	1,270	1,312
Traverse City Area Public Schools G.O. Unlimited Bonds, Series II,
3.00%, 5/1/23	4,425	4,470
3.00%, 5/1/24	3,375	3,425
West Bloomfield School District Building and Site G.O. Unlimited Bonds (AGM Insured),
3.00%, 5/1/23	1,000	1,010
		29,281
Minnesota – 3.5%
Metropolitan Council Minneapolis-Saint Paul Area G.O. Unlimited GANS, Series C,
0.38%, 12/1/22	25,000	24,834
0.45%, 12/1/23	8,160	7,936
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Minnesota – 3.5%continued
Minneapolis G.O. Unlimited Refunding Bonds,
3.00%, 12/1/22	$11,695	$11,772
Minnesota Housing Finance Agency Residential Housing Variable Revenue Refunding Bonds (GNMA, FNMA, FHLMC Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.55%), 1.46%, 12/12/23(1) (5)	5,400	5,407
Minnesota Municipal Gas Agency Commodity Supply Variable Revenue Bonds, Series B,
(Floating, U.S. SOFR + 1.00%), 2.01%, 12/1/27(1) (5)	40,000	38,613
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/22	8,000	8,023
Minnesota State G.O. Unlimited Bonds, Series E,
2.00%, 8/1/23	11,500	11,543
Minnesota State Rural Water Finance Authority Public Projects Construction Notes Revenue Bonds,
0.25%, 8/1/22	2,750	2,746
Minnesota State Rural Water Finance Authority Public Projects Construction Revenue Notes,
2.63%, 12/1/23	4,000	4,000
		114,874
Missouri – 0.1%
Missouri State Board of Public Buildings Special Obligation Revenue Refunding Bonds, Series B,
5.00%, 10/1/22	4,000	4,036
Saint Louis County Special Obligation Revenue Refunding Bonds, Series F,
5.00%, 12/1/23	715	747
		4,783
Nebraska – 0.4%
Central Plains Energy Project Gas Project Revenue Bonds, Project No. 4,
5.00%, 1/1/24(1) (5) (6)	3,000	3,090

NORTHERN FUNDS QUARTERLY REPORT     279    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Nebraska – 0.4%continued
Nebraska State Public Power District Revenue Refunding Bonds, Series C,
5.00%, 1/1/23	$1,500	$1,525
University of Nebraska Facilities Corp. Revenue Refunding Bonds, Series B,
4.00%, 10/1/22	9,500	9,561
		14,176
Nevada – 0.5%
Clark County Airport Subordinate Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/23	2,400	2,467
5.00%, 7/1/24	2,000	2,095
Clark County School District G.O. Limited Bonds, Series A,
5.00%, 6/15/23	3,300	3,400
5.00%, 6/15/24	6,935	7,321
		15,283
New Hampshire – 0.0%
Manchester Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 6/15/23	1,000	1,022
New Jersey – 1.1%
Clifton General Improvement G.O. Unlimited Refunding Bonds (BAM Insured),
2.00%, 8/15/22	1,000	1,001
2.00%, 8/15/23	750	752
3.00%, 8/15/24	500	508
Essex County G.O. Unlimited Bonds, Series A and C,
2.00%, 8/15/24	2,280	2,276
Fair Lawn G.O. Unlimited Bonds,
2.00%, 9/1/23	2,020	2,027
2.00%, 9/1/24	1,980	1,976
Gloucester County Improvement Authority Revenue Bonds, Rowan University Student Center Project,
0.60%, 3/1/24	2,400	2,302
Hudson County Improvement Authority Secured Lease Revenue Bonds, Hudson County Courthouse Project,
4.00%, 10/1/23	1,000	1,027
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
New Jersey – 1.1%continued
Jersey City Redevelopment Agency Revenue Bonds, Bayfront Redevelopment Project (Municipal Government Gtd.),
4.00%, 12/15/24	$5,350	$5,592
New Jersey State Educational Facilities Authority Revenue Bonds, Series B,
5.00%, 3/1/24	5,000	5,256
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
4.00%, 6/1/23	10,000	10,183
River Vale Township School District G.O. Unlimited Bonds (School Board Resource Fund Insured),
1.00%, 6/15/23	1,625	1,609
1.00%, 6/15/24	1,130	1,093
Waldwick New Jersey District G.O. Unlimited Bonds (School Board Resource Fund Insured),
1.00%, 7/15/23	970	957
1.00%, 7/15/24	595	572
		37,131
New Mexico – 0.6%
Albuquerque G.O. Unlimited Bonds, Series A,
5.00%, 7/1/22	6,035	6,035
Albuquerque G.O. Unlimited Refunding Bonds, Series D,
5.00%, 7/1/22	12,500	12,500
New Mexico Mortgage Finance Authority SFM Program Revenue Bonds, Series A (GNMA, FNMA, FHLMC Insured),
0.20%, 1/1/23	505	502
0.25%, 7/1/23	555	546
		19,583
New York – 5.2%
Erie County Industrial Development Agency School Facility Revenue Refunding Bonds, School District & Buffalo City Project (State Aid Withholding),
5.00%, 5/1/24	2,350	2,472

FIXED INCOME FUNDS    280    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
New York – 5.2%continued
Metropolitan Transportation Authority Revenue Bonds, Subseries D-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 1.36%, 11/15/22(1) (5)	$20,275	$20,218
Metropolitan Transportation Authority Revenue Refunding Bonds, Green Bonds, Series C-1,
5.00%, 11/15/23	3,000	3,105
Metropolitan Transportation Authority Variable Revenue Bonds, Subseries D-1,
(Floating, U.S. SOFR + 0.33%), 1.34%, 4/1/24(1) (5)	4,755	4,630
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries G-1,
(Floating, U.S. SOFR + 0.43%), 1.44%, 11/1/26(1)	1,670	1,568
Metropolitan Transportation Authority Variable Revenue Tender Notes,
(Floating, U.S. SOFR + 0.65%), 1.67%, 4/1/26(1) (5)	40,000	38,046
Monroe County G.O. Limited Bonds,
5.00%, 6/1/25	3,360	3,634
Monroe County Industrial Development Corp. Revenue Bonds, University of Rochester Project,
5.00%, 7/1/22	2,000	2,000
5.00%, 7/1/23	1,000	1,033
Nassau County Local Economic Assistance Corp. MFH Variable Revenue Bonds, Park Lake Hempstead,
0.30%, 11/1/23(1) (5) (6)	10,000	9,598
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries D,
5.00%, 11/1/23	8,000	8,342
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,
5.00%, 11/1/22	10,500	10,626
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
New York – 5.2%continued
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds,
5.00%, 11/1/23	$4,500	$4,692
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E-1,
5.00%, 2/1/23	1,000	1,020
New York G.O. Limited, Series F-1,
5.00%, 3/1/23	1,500	1,534
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series H (State Aid Withholding),
4.00%, 10/1/22	1,000	1,006
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E, Bidding Group 1,
5.00%, 3/15/24	16,000	16,825
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Group 1,
5.00%, 3/15/23	7,780	7,969
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 235 (AMT), Social Bonds,
0.40%, 4/1/23	480	474
0.55%, 10/1/23	760	743
0.65%, 4/1/24	710	686
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/23	1,000	1,030
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/22	850	860
5.00%, 12/1/23	1,000	1,033

NORTHERN FUNDS QUARTERLY REPORT     281    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
New York – 5.2%continued
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 3/15/23	$4,000	$4,097
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA,
1.09%, 7/1/23	20,000	19,629
Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Subseries B-4A-R,
(Floating, U.S. SOFR + 0.38%), 1.39%, 2/1/24(1) (5)	3,960	3,872
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, Series C-1A,
5.00%, 5/15/23	3,000	3,085
		173,827
North Carolina – 5.9%
Charlotte Airport Revenue Refunding Bonds, Series A,
5.00%, 7/1/24	4,000	4,225
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series D, Atrium Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 1.51%, 12/1/23(1) (5)	42,000	42,082
North Carolina State Capital Facilities Finance Agency Educational Facilities Taxable Revenue Bonds, Series B, Campbell University,
0.88%, 10/1/22	700	697
1.05%, 10/1/23	950	917
North Carolina State G.O. Unlimited Bonds, Series A,
5.00%, 6/1/23	4,900	5,052
North Carolina Turnpike Authority Triangle Expressway System Revenue BANS,
5.00%, 2/1/24	30,340	31,586
University of North Carolina at Chapel Hill Revenue Bonds, Series B,
(Floating, U.S. SOFR + 0.65%), 1.66%, 6/1/25(1) (5)	40,000	39,646
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
North Carolina – 5.9%continued
University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series 2019A, Remarketing Supplement,
(Floating, U.S. SOFR + 0.65%), 1.66%, 6/1/25(1) (5)	$36,000	$35,682
University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series 2019B, Remarketing Supplement,
(Floating, U.S. SOFR + 0.65%), 1.66%, 6/1/25(1) (5)	23,925	23,713
Wake County G.O. Unlimited Refunding Bonds,
5.00%, 4/1/24	12,000	12,636
		196,236
North Dakota – 0.4%
Cass County Joint Water Resource District G.O. Unlimited Bonds, Series A,
0.48%, 5/1/24	12,990	12,396
University of North Dakota COPS, Series A (AGM Insured),
5.00%, 6/1/24	1,000	1,053
		13,449
Ohio – 2.0%
American Municipal Power-Ohio Inc., Revenue Refunding Bonds, Combined Hydroelectric Projects,
5.00%, 2/15/24	1,190	1,246
Cincinnati G.O. Unlimited Bonds, Series A,
5.00%, 12/1/24	4,000	4,279
Cincinnati G.O. Unlimited Refunding Bonds,
5.00%, 12/1/22	1,000	1,015
Columbus G.O. Unlimited Bonds, Series A,
5.00%, 4/1/23	5,000	5,122
5.00%, 7/1/24	3,500	3,708
Ohio State Common Schools G.O. Unlimited Bonds, Series A,
5.00%, 6/15/23	700	722
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/23	1,000	1,039

FIXED INCOME FUNDS    282    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Ohio – 2.0%continued
Ohio State HFA MFH Variable Revenue Bonds, Post Oak Station (HUD Sector 8 Program),
3.35%, 7/1/24(1) (5) (6)	$2,000	$2,013
Ohio State Hospital Variable Revenue Bonds, Cleveland Clinic Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 1.31%, 6/1/23(1) (5)	35,000	34,961
Ohio State Major New Infrastructure Project Revenue Bonds, Series 2019-1,
5.00%, 12/15/22	2,000	2,031
Ohio State Water Development Authority Water PCR Bonds, Series B,
5.00%, 12/1/22	6,000	6,089
5.00%, 6/1/23	5,300	5,463
		67,688
Oklahoma – 0.4%
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
1.25%, 6/1/24	13,000	12,668
Oklahoma Municipal Power Authority Power Supply System Revenue Bonds, Series A (AGM Insured),
5.00%, 1/1/24	1,815	1,897
		14,565
Oregon – 0.4%
Oregon State Health & Science University Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	850	850
Oregon State Housing & Community Services Department Housing Development Variable Revenue Bonds, Baldwin Apartments Project,
0.25%, 9/1/23(1) (5) (6)	8,630	8,393
Oregon State Housing & Community Services Department Housing Development Variable Revenue Bonds, Yaquina-Southfair Apartment Project (HUD Sector 8 Program),
0.47%, 12/1/23(1) (5) (6)	5,000	4,843
		14,086
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Pennsylvania – 6.1%
Allegheny County Higher Education Building Authority College Variable Revenue Refunding Bonds, Carnegie Mellon University,
(Floating, U.S. SOFR + 0.29%), 1.34%, 8/1/27(1) (5)	$5,000	$4,826
Allegheny County Hospital Development Authority UPMC Variable Revenue Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.70%), 1.61%, 5/15/27(1) (5)	40,000	39,876
Allegheny County Port Authority Revenue Refunding Bonds, Special Revenue Transportation Bonds,
5.00%, 3/1/23	9,000	9,199
Bethlehem Area School District Authority Variable Revenue Refunding Bonds, Bethlehem Area School (State Aid Withholding),
(Floating, U.S. SOFR + 0.35%), 1.36%, 11/1/25(1) (5)	4,545	4,365
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 1.31%, 3/1/26(1) (5)	7,000	6,948
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series C,
(Floating, U.S. SOFR + 0.49%), 1.50%, 3/1/27(1) (5)	11,000	10,453
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, Inc. Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 1.31%, 6/3/24(1) (5)	13,165	12,712
Pennsylvania State G.O. Unlimited Bonds, Series D-2,
5.00%, 8/15/22	1,500	1,506

NORTHERN FUNDS QUARTERLY REPORT     283    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Pennsylvania – 6.1%continued
Pennsylvania State Housing Finance Agency SFM Floating Revenue Bonds, Series 127 C,
(Floating, ICE LIBOR USD 1M + 0.57%), 1.74%, 10/1/23(1) (5)	$7,000	$7,023
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,
0.16%, 4/1/23	750	741
0.18%, 10/1/23	750	733
5.00%, 4/1/24	750	787
Pennsylvania State Housing Finance Agency SFM Variable Revenue Bonds, Series 126B,
(Floating, ICE LIBOR USD 1M + 0.60%), 1.77%, 6/1/23(1) (5)	26,250	26,273
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series C,
4.00%, 12/1/23	6,000	6,175
Philadelphia Airport Revenue Refunding Bonds (AMT), Private Activity,
5.00%, 7/1/24	1,200	1,254
Philadelphia G.O. Unlimited Bonds, Series A,
5.00%, 5/1/23	5,145	5,285
Philadelphia School District G.O. Limited Bonds, Series A (State Aid Withholding),
5.00%, 9/1/23	590	610
5.00%, 9/1/24	630	665
Philadelphia School District G.O. Limited Bonds, Series B, Green Bonds (State Aid Withholding),
5.00%, 9/1/23	700	724
5.00%, 9/1/24	600	634
Philadelphia State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/23	750	776
Pittsburgh & Allegheny County Sports & Exhibition Authority Sale Revenue Refunding Bonds, (AGM Insured),
4.00%, 2/1/23	1,775	1,798
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Pennsylvania – 6.1%continued
Pittsburgh Water & Sewer Authority Revenue Refunding Bonds, Series C (AGM Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 1.56%, 12/1/23(1) (5)	$11,800	$11,806
University of Pittsburgh of the Commonwealth System of Higher Education Variable Revenue Bonds, Pitt Asset Notes,
(Floating, SIFMA Municipal Swap Index Yield + 0.36%), 1.27%, 2/15/24(1)	48,000	48,133
		203,302
Rhode Island – 0.5%
Rhode Island Health & Educational Building Corp. Higher Education Facility Variable Taxable Revenue Refunding Bonds, Bryant University,
1.50%, 7/1/24(1) (5) (6)	16,480	15,720
South Carolina – 0.2%
Beaufort County School District G.O. Unlimited Bonds, Series A (SCSDE Insured),
5.00%, 3/1/23	1,950	1,994
Piedmont Municipal Power Agency Electric Revenue Refunding Bonds, Series E,
5.00%, 1/1/23	3,250	3,301
		5,295
Tennessee – 0.6%
Bedford County G.O. Unlimited Refunding Bonds,
5.00%, 6/1/23	1,135	1,169
Chattanooga Health Educational & Housing Facility Board Multifamily Housing Variable Revenue Bonds, Battery Heights Apartments Project,
0.20%, 8/1/23(1) (5) (6)	2,000	1,956
Memphis Health Educational & Housing Facility Board MFH Variable Revenue Bonds, Tillman Cove Apartment (HUD Sector 8 Program),
0.55%, 6/1/24(1) (5) (6)	10,000	9,456

FIXED INCOME FUNDS    284    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Tennessee – 0.6%continued
Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,
5.00%, 10/1/22	$1,435	$1,448
5.00%, 10/1/23	1,100	1,144
Morristown G.O. Unlimited Refunding Bonds, Series A,
2.00%, 3/1/23	1,130	1,133
2.00%, 3/1/24	2,350	2,349
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 3/1/23	375	378
4.00%, 3/1/24	350	356
		19,389
Texas – 6.0%
Austin Community College District G.O. Limited Bonds, Maintenance Tax Notes,
5.00%, 8/1/23	2,000	2,070
Austin G.O. Limited Refunding & Improvement Bonds,
5.00%, 9/1/22	2,005	2,016
5.00%, 9/1/23	1,000	1,038
Austin Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/1/24	1,750	1,858
Cameron County Housing Finance Corp. Multifamily Housing Variable Revenue Bonds, Sunfield Country Apartments,
0.28%, 8/1/23(1) (5) (6)	6,000	5,850
Canadian River Municipal Water Authority Subordinate Lien Revenue Refunding Bonds, Conjunctive Use,
5.00%, 2/15/23	750	765
5.00%, 2/15/24	1,400	1,467
Carrollton-Farmers Branch Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
2.00%, 2/15/24	910	912
Central Texas Regional Mobility Authority Taxable Senior Lien Revenue Refunding Bonds, Series E,
0.50%, 1/1/23	400	395
0.84%, 1/1/24	500	480
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Texas – 6.0%continued
Clear Creek Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.),
0.50%, 8/15/23(1) (5) (6)	$5,000	$4,927
Clifton Higher Education Finance Corp. Education Revenue Bonds, Idea Public Schools (PSF, Gtd.),
5.00%, 8/15/22	1,715	1,721
Dallas & Fort Worth International Airport Revenue Refunding Bonds, Series A,
5.00%, 11/1/24	1,000	1,060
Dallas Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/23	5,105	5,210
5.00%, 2/15/24	5,105	5,351
Dallas Equipment Acquisition Contract G.O. Limited Bonds,
5.00%, 2/15/23	5,380	5,491
5.00%, 2/15/24	5,375	5,634
Dallas Hotel Occupancy Tax Revenue Refunding Bonds,
5.00%, 8/15/23	1,500	1,551
5.00%, 8/15/24	1,500	1,581
Dickinson Independent School District Variable G.O. Unlimited Refunding Bonds (PSF, Gtd.),
0.25%, 8/1/23(1) (5) (6)	6,940	6,829
El Paso Independent School District Adjustable G.O. Unlimited Bonds, Maintenance Tax Notes,
2.00%, 8/1/23(1) (5) (6)	3,600	3,583
Fort Worth G.O. Limited Bonds,
4.00%, 3/1/23	2,000	2,030
Fort Worth G.O. Limited Refunding Bonds,
4.00%, 3/1/23	9,175	9,311
Fort Worth Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/24	1,000	1,048
Fort Worth Water & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 2/15/23	5,755	5,873
Frisco G.O. Limited Refunding Bonds,
2.00%, 2/15/24	6,320	6,331

NORTHERN FUNDS QUARTERLY REPORT     285    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Texas – 6.0%continued
Harris County Cultural Education Facilities Finance Corp. Medical Facilities Revenue Refunding Bonds, Baylor College of Medicine,
5.00%, 11/15/24	$3,200	$3,409
Harris County G.O. Limited Refunding Bonds, Series A,
5.00%, 10/1/23	8,060	8,384
Harris County Hospital District Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/23	1,000	1,021
Harris County Metropolitan Transit Authority Sales & Use Tax Contractual Obligations Revenue Bonds,
5.00%, 11/1/22	1,000	1,012
Houston Community College G.O. Limited Refunding Bonds, Series A,
4.00%, 2/15/23	2,840	2,882
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment,
5.00%, 9/1/24	2,315	2,442
Houston Independent School District Public Facilities Corp. Lease Revenue Refunding Bonds,
5.00%, 9/15/22	1,500	1,511
Houston Independent School District Variable G.O. Limited Bonds, Series A-2 (PSF, Gtd.),
3.50%, 6/1/25(1) (5) (6)	15,000	15,275
Las Varas Public Facility Corp. Multifamily Housing Variable Revenue Bonds, Horizon Pointe Apartments,
0.40%, 5/1/24(1) (5) (6)	20,000	19,121
Las Varas Public Facility Corp. Texas Multifamily Housing Variable Revenue Bonds, Palo Alto Apartments,
3.10%, 11/1/24(1) (5) (6)	7,200	7,242
Love Field Airport Modernization Corp., General Airport Revenue Refunding Bonds (AMT),
5.00%, 11/1/22	1,000	1,010
5.00%, 11/1/23	1,650	1,707
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Texas – 6.0%continued
Lower Colorado River Authority Transmission Contract Revenue Bonds, LCRA Transmission Services,
5.00%, 5/15/23	$1,000	$1,027
Lubbock Electric Light & Power System Revenue Bonds,
5.00%, 4/15/23	1,375	1,411
5.00%, 4/15/24	875	921
Matagorda County Navigation District No. 1 Variable Revenue Bonds (AMT), Central Power & Light Company Project,
0.90%, 9/1/23(1) (5) (6)	4,250	4,179
Plano City G.O. Limited Refunding Bonds,
3.00%, 9/1/22	1,065	1,068
San Antonio Tax Notes G.O. Limited Bonds,
5.00%, 8/1/23	11,490	11,886
Sherman Independent School District Variable G.O. Unlimited Bonds, School Building (PSF, Gtd.), Prerefunded,
2.00%, 8/1/23(1) (6) (9)	1,955	1,959
Sherman Independent School District Variable G.O. Unlimited Bonds, School Building (PSF, Gtd.), Unrefunded Balance,
2.00%, 8/1/23(1) (5) (6)	9,490	9,514
Texas State A & M Permanent University Fund Revenue Refunding Bonds, Series A, Board of Regents,
5.00%, 7/1/24	2,000	2,111
Texas State Department of Multi-family Housing & Community Affairs Variable Revenue Bonds, Corona Del Valle (Housing & Urban Development Sector 8 Program),
0.37%, 8/1/23(1) (5) (6)	3,000	2,928
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/22	2,000	2,022
5.00%, 12/15/23	2,000	2,058

FIXED INCOME FUNDS    286    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Texas – 6.0%continued
Texas State Municipal Power Agency Revenue Refunding Bonds (AGM Insured),
3.00%, 9/1/22	$650	$652
3.00%, 9/1/23	750	759
Texas State Water Development Board Revenue Bonds,
5.00%, 10/15/22	2,700	2,729
Texas State Water Development Board Revenue Bonds, Master Trust,
4.00%, 4/15/23	985	1,004
4.00%, 10/15/23	2,000	2,059
University of North Texas Revenue Refunding Bonds, Series A,
5.00%, 4/15/23	1,850	1,901
		199,586
Utah – 0.2%
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/24	1,000	1,047
Salt Lake County G.O. Unlimited Bonds,
5.00%, 12/15/22	3,975	4,039
		5,086
Virginia – 1.7%
Alexandria G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/15/24	6,525	6,989
Arlington County G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 8/1/23	5,735	5,940
Harrisonburg G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 7/15/23	3,360	3,474
Loudoun County G.O Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/23	5,315	5,540
5.00%, 12/1/24	4,400	4,707
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment,
5.00%, 2/1/23	2,000	2,039
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Virginia – 1.7%continued
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A,
5.00%, 8/1/22	$2,000	$2,006
Virginia State Public Building Authority Public Facilities Revenue Refunding Bonds, Series B,
5.00%, 8/1/22	4,000	4,011
Virginia State Public School Authority School Financing Revenue Refunding Bonds,
5.00%, 8/1/22	9,000	9,025
Virginia State Public School Authority School Technology & Security Notes Revenue Bonds, Series VIII,
5.00%, 4/15/23	5,970	6,132
Virginia State Public School Authority Special Obligation Prince Revenue Bonds (State Aid Withholding),
4.00%, 10/1/22	5,275	5,310
Virginia State Resources Authority Infrastructure Subordinate Revenue Refunding Bonds, Virginia Pooled Financing (Moral Obligation Insured),
5.00%, 11/1/23	1,000	1,043
Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,
5.00%, 1/1/23	500	506
		56,722
Washington – 2.6%
Central Puget Sound Regional Transit Authority Sales & Use Tax Variable Revenue Bonds, Series 2015S, Green Bond,
(Floating, SIFMA Municipal Swap Index Yield + 0.20%), 1.11%, 11/1/26(1) (5)	24,000	23,625
Central Puget Sound Regional Transit Authority Sales Tax & Motor Vehicle Revenue Refunding Bonds, Series S-1, Green Bond,
5.00%, 11/1/23	4,300	4,482
5.00%, 11/1/24	8,000	8,542

NORTHERN FUNDS QUARTERLY REPORT     287    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Washington – 2.6%continued
Central Puget Sound Regional Transit Authority Variable Sales & Use TRB, Series S-2B, Green Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 1.36%, 11/1/23(1) (5)	$12,500	$12,502
Port of Seattle First Lien Revenue Refunding Bonds (AMT), Private Activity,
5.00%, 9/1/23	2,000	2,067
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 1.16%, 11/1/26(1) (5)	7,520	7,432
Washington Federal Highway Grant Anticipation Revenue Bonds, Senior 520 Corridor Program,
5.00%, 9/1/23	3,000	3,106
Washington State G.O. Unlimited Refunding Bonds, Series R-2020C,
5.00%, 7/1/22	3,465	3,465
Washington State G.O. Unlimited Refunding Bonds, Series R-2021C,
5.00%, 8/1/23	10,000	10,355
Washington State G.O. Unlimited Refunding Bonds, Series R-2022D Group 1,
5.00%, 7/1/23	10,000	10,330
		85,906
Wisconsin – 1.7%
Madison G.O. Unlimited Promissory Notes, Series A,
2.00%, 10/1/23	8,130	8,154
Madison G.O. Unlimited Refunding Promissory Notes, Series A,
4.00%, 10/1/22	4,895	4,927
4.00%, 10/1/23	7,100	7,294
Milwaukee Area Technical College District G.O. Unlimited Bonds, Series C,
2.00%, 6/1/23	2,475	2,483
2.00%, 6/1/24	2,580	2,572
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 63.7%continued
Wisconsin – 1.7%continued
Milwaukee G.O. Unlimited Promissory Refunding Notes, Series N4,
5.00%, 4/1/23	$1,725	$1,768
PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,
5.00%, 6/1/23	345	355
Wisconsin G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 11/1/23	1,100	1,147
Wisconsin State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/23	4,720	4,852
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 1.56%, 7/31/24(1) (5)	5,000	4,980
Wisconsin State Housing & EDA Home Ownership Revenue Bonds, Social Bonds, Series A,
0.30%, 3/1/23	1,600	1,584
0.35%, 9/1/23	1,295	1,270
0.45%, 3/1/24	525	509
Wisconsin State Variable G.O. Unlimited Bonds, Series A,
(Floating, 0.42% - SIFMA Municipal Swap Index Yield), 5/1/25(1) (7)	15,500	15,500
		57,395
Total Municipal Bonds
(Cost $2,143,844)		2,110,180

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(10) (11)	84,424,649	$84,425
Total Investment Companies
(Cost $84,425)		84,425

FIXED INCOME FUNDS    288    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 7.3%
Alamo Heights Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 2.00%, 2/1/23(1) (5) (6)	$3,600	$3,609
Alvin Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 1.25%, 8/15/22(1) (5) (6)	7,500	7,499
Ann Arbor School District G.O. Unlimited Bonds, 4.00%, 5/1/23	5,800	5,912
Atlanta Urban Residential Finance Authority MFH Revenue Bonds, London Townhomes, 0.44%, 3/1/23(1) (5) (6)	10,000	9,867
Burke County Development Authority Pollution Control Revenue Bonds, Georgia Power Company Plant Vogtle Project, First Series, 0.84%, 7/1/22(1) (5) (12)	19,000	19,000
Clear Creek Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.), 1.35%, 8/15/22(1) (5) (6)	14,000	13,995
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014A, 1.10%, 2/7/23(1) (5) (6)	10,000	9,935
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C-2, Yale University, 5.00%, 2/1/23(1) (5) (6)	2,500	2,543
Connecticut State Special Tax Obligation Revenue Bonds, Series D, 5.00%, 11/1/22	3,020	3,055
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-1 (PSF, Gtd.), 1.25%, 8/15/22(1) (5) (6)	4,500	4,500
Director of the State of Nevada Department of Business & Industry Variable Revenue Bonds (AMT), Republic Services Project, 2.35%, 12/1/22(1) (2) (5) (6)	4,000	4,002
District of Columbia Housing Finance Agency MFH Revenue Bonds, The Strand Residences Project, 1.45%, 8/1/22(1) (5) (6)	1,500	1,500
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.3%continued
Fairfax County G.O. Unlimited Bonds, Series A (State Aid Withholding), 4.00%, 10/1/22	$8,135	$8,189
Farmington Pollution Control Variable Revenue Refunding Bonds, Public Service Company of New Mexico San Juan, 1.10%, 6/1/23(1) (5) (6)	9,000	8,865
Goose Creek Consolidated Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 0.15%, 10/3/22(1) (5) (6)	7,650	7,617
Harris County Cultural Educational Facilities Finance Corp. Variable Revenue Refunding Bonds, Memorial Hermann, 5.00%, 12/1/22(1) (5) (6)	2,510	2,524
Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series B, 5.00%, 2/15/23	4,195	4,285
Illinois State Housing Development Authority MFH Variable Revenue Bonds, Northpoint Illinois Preservation, 0.33%, 8/1/22(1) (5) (6)	10,000	9,994
King George County IDA Waste Management Inc., King George Land Revenue Bonds (AMT), 2.50%, 6/1/23(1) (6)	2,000	2,004
Loudoun County G.O Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 12/1/22	8,300	8,418
Louisiana State Housing Corp. MFH Revenue Bonds, Stone Vista Apartments Project, 0.32%, 12/1/22(1) (5) (6)	3,725	3,690
Massachusetts State HFA Notes Revenue Refunding Bonds, 0.25%, 12/1/22	1,000	994
Memphis Health Educational & Housing Facility Board MFH Variable Revenue Bonds, Memphis Towers Apartments Project, 0.25%, 12/1/22(1) (5) (6)	6,250	6,202
Metropolitan Transportation Authority Variable Revenue Bonds, Series A-2, 5.00%, 11/15/22(1) (5) (6)	1,000	1,011

NORTHERN FUNDS QUARTERLY REPORT     289    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.3%continued
New Canaan Housing Authority MFH Revenue Bonds, 0.44%, 3/1/23(1) (5) (6)	$12,500	$12,334
Odessa Housing Finance Corp. MFH Variable Revenue Bonds, Vera in Odessa Apartments (FHA Insured), 0.35%, 3/1/23(1) (5) (6)	16,000	15,778
Ohio State HFA MFH Revenue Bonds, Series A (GNMA, FHA Insured), 0.40%, 9/1/22(1) (5) (6)	3,970	3,960
Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds, Series A-1(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 1.51%, 12/1/23(1)	15,000	15,004
Public Finance Authority Solid Waste Disposal Revenue Refunding Bonds, Waste Management, Inc., Project (AMT), 2.00%, 8/1/22(1) (5) (6)	20,000	19,999
Travis County Housing Finance Corp. Variable Revenue Bonds, Cascades at Onion Creek Apartments, 0.35%, 2/1/23(1) (5) (6)	22,000	21,739
Westchester County Industrial Development Agency MFH Revenue Bonds, EG Mt. Vernon Preservation, L.P. (FNMA Insured), 0.30%, 12/1/22(1) (5) (6)	5,000	4,952
Total Short-Term Investments
(Cost $244,298)		242,976

Total Investments – 101.5%
(Cost $3,430,027)		3,362,954
Liabilities less Other Assets – (1.5%)		(48,545)
NET ASSETS – 100.0%		$3,314,409

(1)	Variable or floating rate security. Rate as of June 30, 2022 is disclosed.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2022.
(4)	Restricted security that has been deemed illiquid. At June 30, 2022, the value of this restricted illiquid security amounted to approximately$5,000,000 or 0.2% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
DBS Group Holdings Ltd.	11/16/21	$5,000

(5)	Maturity date represents the puttable date.
(6)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(7)	When-Issued Security. Coupon rate is not in effect at June 30, 2022.
(8)	Security has converted to a fixed rate as of August 02, 2021, and will continue at a fixed rate going forward.
(9)	Maturity date represents the prerefunded date.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of June 30, 2022 is disclosed.
(12)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CMT - Constant Maturity

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Authority

FIXED INCOME FUNDS    290    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)

HUD - Housing and Urban Development

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

IDB - Industrial Development Board

LCRA - Lower Colorado River Authority

LIBOR - London Interbank Offered Rate

MFH - Multi-Family Housing

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	16.2%
Security Type(1)	% of Net Assets
Foreign Issuer Bonds	11.7%
Municipal Bonds	63.7%
Investment Companies	2.6%
Short-Term Investments	7.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$537,145	$—	$537,145
Foreign Issuer Bonds(1)	—	388,228	—	388,228
Municipal Bonds(1)	—	2,110,180	—	2,110,180
Investment Companies	84,425	—	—	84,425
Short-Term Investments	—	242,976	—	242,976
Total Investments	$84,425	$3,278,529	$—	$3,362,954

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$9,967	$806,226	$731,768	$83	$84,425	84,424,649
NORTHERN FUNDS QUARTERLY REPORT     291    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.9%
Alabama – 0.9%
Alabama State Corrections Institution Finance Authority Revenue Bonds,
7/1/37(1)	$2,500	$2,731
Alabama State Public School & College Authority Revenue Refunding Bonds, Series A, Social Bonds,
5.00%, 11/1/35	1,540	1,746
Birmingham G.O. Unlimited Convertible CABS, Series A, Prerefunded,
5.00%, 3/1/23(2)	815	832
Birmingham G.O. Unlimited Convertible CABS, Series A, Unrefunded Balance,
5.00%, 3/1/27	185	188
Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series A-1, Project No. 5,
4.00%, 10/1/26(3) (4) (5)	2,500	2,533
City of Madison Board of Education Special Tax School Warrants,
4.00%, 2/1/44	4,400	4,332
		12,362
Arizona – 2.2%
Arizona Board of Regents State University System Revenue Bonds, Series B, Green Bonds,
5.00%, 7/1/42	2,000	2,125
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	2,000	2,141
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/61	1,250	980
Arizona State IDA Lease Revenue Bonds, Series A,
3.00%, 9/1/50	1,600	1,165
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,500	1,352
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/30	1,485	1,617
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Arizona – 2.2%continued
Arizona State University Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/43	$1,000	$1,089
La Paz County IDA Education Facility Lease Revenue Bonds, Harmony Public Schools Project,
4.00%, 2/15/51	580	482
Maricopa County IDA Education Revenue Bonds, Legacy Traditional Schools Project,
4.00%, 7/1/51	1,000	784
Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,
4.00%, 7/1/44	5,000	4,844
Phoenix Civic Improvement Corp. District Convertible Revenue CABS, Series B, Civic Plaza (NATL Insured),
5.50%, 7/1/38	2,500	3,049
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/24(2)	5,000	5,294
Phoenix Civic Improvement Corporation Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	1,670	1,270
Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),
5.00%, 6/1/44	2,000	2,078
Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,
3.13%, 8/1/43	1,000	806
		29,076
Arkansas – 0.2%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	2,610	2,096

FIXED INCOME FUNDS    292    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Arkansas – 0.2%continued
Little Rock School District G.O. Unlimited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.25%, 2/1/41	$1,000	$742
		2,838
California – 10.0%
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(3) (4) (5)	15,000	14,989
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	961	950
California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,436	3,207
California Housing Finance Agency Municipal Social Certificates Revenue Bonds, Class A,
3.25%, 8/20/36	1,735	1,580
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/55	1,075	924
California State Educational Facilities Authority Revenue Bonds, Series A, University of San Francisco,
5.25%, 10/1/55	2,000	2,346
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	700	775
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 4/1/38	5,000	5,208
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars Sinai Health System,
4.00%, 8/15/48	6,500	6,344
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
California – 10.0%continued
California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,
3.00%, 10/1/46	$1,000	$759
California State Municipal Finance Authority Senior Living Revenue Bonds, Mt. San Antonio Gardens Project,
4.00%, 11/15/56	750	598
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/43	2,000	2,063
California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
3.00%, 5/15/54	1,000	747
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 11/1/23	1,000	1,042
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 10/1/39	5,000	5,370
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series B, Election,
6.00%, 5/1/34	2,500	2,678
Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/43	1,000	1,068
Chino Valley Unified School District G.O. Limited Bonds, Series B,
4.00%, 8/1/45	500	485
Coachella Valley Water District Revenue COPS, Series A, Oasis Project,
4.00%, 8/1/46	3,385	3,260
5.00%, 8/1/51	1,100	1,220
Los Angeles County TRANS,
6/30/23(1)	7,000	7,159

NORTHERN FUNDS QUARTERLY REPORT     293    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
California – 10.0%continued
Los Angeles Department of Airports Airport Subordinated Revenue Refunding Bonds,
5.00%, 5/15/36	$2,745	$3,003
5.00%, 5/15/43	5,000	5,380
Los Angeles Department of Airports Revenue Bonds, Subseries B,
4.00%, 5/15/48	5,250	5,166
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/34	3,000	3,221
Los Angeles Department of Airports Subordinate Revenue Refunding Bonds, Los Angeles International Airport (AMT),
3.25%, 5/15/49	1,000	791
Los Angeles Department Of Water & Power System Revenue Bonds,
5.00%, 7/1/46	1,000	1,105
5.00%, 7/1/51	5,000	5,495
Los Angeles Department of Water & Power System Revenue Bonds, Series C,
5.00%, 7/1/39	1,000	1,105
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/31	1,445	1,528
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series D,
5.00%, 7/1/43	5,000	5,410
Moreno Valley Unified School District G.O. Unlimited, Series C (BAM Insured),
3.00%, 8/1/50	2,000	1,580
Newport Mesa Unified School District G.O. Unlimited Refunding CABS Bonds,
0.00%, 8/1/41(6)	2,000	915
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(3) (4) (5)	2,500	2,542
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
California – 10.0%continued
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/28	$1,000	$1,071
Palomar Community College District G.O. Unlimited Convertible CABS, Election,
(Step to 6.38% on 8/1/30), 0.00%, 8/1/45(7)	3,750	3,243
Porterville Water COPS, Water System Financing Project (AGM Insured),
4.00%, 8/15/50	1,000	958
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
3.00%, 6/1/49	2,750	2,022
San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Series C-1, Green Bonds,
4.00%, 8/1/45	1,000	993
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,553
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds,
5.00%, 5/1/36	3,300	3,594
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/52	2,000	2,097
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Regional Water,
5.00%, 11/1/50	5,000	5,335
San Jose Unified School District Santa Clara County Taxable G.O. Unlimited Refunding Bonds,
1.22%, 8/1/28	1,000	870
San Juan Unified School District G.O. Unlimited Bonds, Series N, Election of 2012,
4.00%, 8/1/29	2,000	2,091

FIXED INCOME FUNDS    294    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
California – 10.0%continued
Santa Monica Community College District Taxable G.O. Unlimited Refunding Bonds,
1.70%, 8/1/30	$1,000	$845
1.85%, 8/1/31	400	334
Solano County Community College G.O. Unlimited Bonds, Series A, District Election of 2012,
(Step to 5.13% on 8/1/23), 0.00%, 8/1/41(7)	3,200	3,447
University of California Revenue Refunding Bonds, Series Q, Limited Project,
5.00%, 5/15/46	4,000	4,420
Vacaville Unified School District G.O. Unlimited Series D,
4.00%, 8/1/45	500	493
		133,454
Colorado – 5.4%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.25%, 12/1/40	4,775	5,215
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(2)	225	253
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	5,000	5,670
Aurora Water Revenue Refunding Bonds, Green Bonds, Prerefunded,
5.00%, 8/1/26(2)	4,000	4,430
Colorado State COPS,
6.00%, 12/15/39	6,000	7,363
Colorado State COPS ,Series A,
4.00%, 12/15/37	10,000	9,935
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	2,673
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Colorado – 5.4%continued
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	$1,000	$987
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	3,400	3,660
Colorado State Water Resources & Power Development Authority State Revolving Fund Revenue Bonds, Series A,
5.00%, 9/1/52	6,345	7,112
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	2,000	2,086
Denver City & County Dedicated Tax Revenue Bonds, Series A,
4.00%, 8/1/51	5,000	4,901
Denver City & County Dedicated Tax Revenue CABS, Series A-2,
0.00%, 8/1/37(6)	2,750	1,538
0.00%, 8/1/39(6)	2,805	1,433
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	1,500	1,611
El Paso County School District No. 12 Cheyenne Mountain G.O. Unlimited Bonds (State Aid Withholding), Prerefunded,
5.25%, 9/15/24(2)	5,000	5,347
Jefferson County School District No. R-001 G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/37	5,000	5,534
Windy Gap Firming Project Water Activity Enterprise Revenue Bonds,
5.00%, 7/15/46	2,000	2,207
		71,955

NORTHERN FUNDS QUARTERLY REPORT     295    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Connecticut – 0.8%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series K, Sacred Heart University,
4.00%, 7/1/45	$1,500	$1,412
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 8/1/34	3,000	3,179
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/31	2,500	2,778
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	3,000	3,287
		10,656
District of Columbia – 2.1%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 6/1/43	5,000	5,407
District of Columbia G.O. Unlimited Bonds, Series C,
5.00%, 6/1/38	1,000	1,033
District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds,
5.00%, 10/1/45	2,500	2,669
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	2,500	2,753
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail & Capital Improvement,
5.00%, 10/1/44	2,000	2,155
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	5,000	5,042
5.00%, 10/1/43	4,000	4,203
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	1,800	1,953
5.00%, 7/1/43	3,000	3,218
		28,433
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Florida – 7.8%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/42	$2,500	$2,594
Broward County Airport System Revenue Bonds, Series C, Prerefunded,
5.25%, 10/1/23(2)	5,000	5,214
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), Unrefunded Balance,
5.00%, 9/1/24	410	411
5.00%, 9/1/25	330	331
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Unrefunded Balance,
5.00%, 9/1/23	820	822
Broward County School Board COPS, Series B,
5.00%, 7/1/36	2,500	2,809
Broward County Tourist Development TRB, Convention Center Expansion Project,
4.00%, 9/1/51	2,000	1,922
Broward County Water & Sewer Utility Revenue Bonds, Series A,
4.00%, 10/1/47	2,780	2,724
Central Florida Expressway Authority Senior Lien Revenue Bonds, Series B,
5.00%, 7/1/44	2,500	2,683
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,099
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/28	1,000	1,141
Florida State Department Transportation G.O. Unlimited Refunding Bonds,
3.00%, 7/1/30	2,500	2,500
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Mater Academy Project, Series A,
5.00%, 6/15/50	2,000	2,015

FIXED INCOME FUNDS    296    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Florida – 7.8%continued
Florida State Development Finance Corp. Variable Revenue Bonds (AMT), Brightline Passenger,
0.30%, 12/1/56(3) (4) (5)	$2,570	$2,570
Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Florida Institute of Technology,
4.00%, 10/1/44	1,750	1,534
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	3,000	3,010
Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),
5.00%, 10/1/42	1,965	2,045
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,537
Hillsborough County IDA Hospital Revenue Bonds, Series A, Tampa General Hospital Project,
3.50%, 8/1/55	1,150	845
Lakeland Energy System Revenue Bonds,
5.00%, 10/1/48	5,000	5,971
Lee County Airport Revenue Bonds, Series B (AMT),
4.00%, 10/1/51	2,500	2,322
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida Revenue Bonds,
3.00%, 11/15/51	3,500	2,469
Miami-Dade County Aviation Revenue Refunding Bonds,
5.00%, 10/1/41	450	467
Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,081
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,135
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Florida – 7.8%continued
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A,
5.00%, 7/1/39	$4,025	$4,170
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	10,500	8,001
Miami-Dade County Special Obligation Subordinate Taxable Revenue Refunding Bonds, Series 2,
2.14%, 10/1/30	750	633
Miami-Dade County Transit System Sales Surtax Revenue Bonds, Prerefunded,
5.00%, 7/1/22(2)	10,000	10,000
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,513
Orange County HFA Multifamily Variable Revenue Bonds, Jernigan Gardens Project (HUD Sector 8 Program),
0.35%, 10/1/22(3) (4) (5)	5,000	4,969
Orange County HFA Revenue Bonds, Orlando Health Obligated Group,
4.00%, 10/1/52	2,500	2,354
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	3,000	3,280
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	3,500	3,431
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Bonds,
5.00%, 10/1/38	5,000	5,182
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/36	1,750	1,914
		104,698

NORTHERN FUNDS QUARTERLY REPORT     297    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Georgia – 2.8%
Gainesville & Hall County Hospital Authority Revenue Anticipation Certificates, Northeast Georgia Health System, Inc. Project,
2.50%, 2/15/51	$2,500	$1,600
3.00%, 2/15/51	5,000	3,582
4.00%, 2/15/51	5,000	4,535
Georgia State G.O. Unlimited Bonds, Series A-Tranche 2,
5.00%, 7/1/31	2,000	2,297
Georgia State Ports Authority Revenue Bonds,
2.63%, 7/1/51	1,000	702
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/43	500	517
5.00%, 5/15/49	1,000	1,052
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(3) (4) (5)	10,000	10,253
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(3) (4) (5)	1,650	1,683
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,593
Municipal Electric Authority of Georgia Revenue Refunding Bonds, Plant Vogtle Units 3 & 4 Project,
7/1/52(1)	1,500	1,550
Municipal Electric Authority of Georgia Revenue Refunding Bonds, Plant Vogtle Units 3 & 4 Project (AGM Insured),
7/1/52(1)	2,500	2,634
Private Colleges & Universities Authority Revenue Refunding Bonds, Series A, Emory University,
4.00%, 10/1/46	2,430	2,355
Walton Industrial Building Authority Revenue Bonds, Walton County Jail Facility Project,
4.00%, 2/1/52	2,500	2,453
		37,806
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Hawaii – 0.5%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/48	$4,000	$4,155
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 9/1/43	2,000	2,179
		6,334
Idaho – 0.3%
Idaho State Health Facilities Authority Hospital Revenue Bonds, Trinity Health Credit Group,
4.00%, 12/1/43	1,000	947
Idaho State Housing & Finance Association Sales Tax Revenue Bonds, Transportation Expansion & Mitigation,
5.00%, 8/15/47	2,500	2,804
		3,751
Illinois – 4.7%
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series B,
5.25%, 1/1/34	2,500	2,530
Chicago O'Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge,
5.00%, 1/1/23	2,000	2,005
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series D,
5.00%, 1/1/39	1,015	1,024
Chicago O'Hare International Airport Senior Lien General Revenue Refunding Bonds, Series B,
5.00%, 1/1/41	3,100	3,210
Chicago Transit Authority Sales Tax Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/52	3,250	3,495
Cook County Community Consolidated School District No. 34 G.O. Unlimited Bonds, Series A,
2.00%, 12/1/38	2,425	1,695
Cook County Sales Tax Revenue Refunding Bonds,
4.00%, 11/15/38	5,000	4,933

FIXED INCOME FUNDS    298    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Illinois – 4.7%continued
Du Page County Revenue Refunding Bonds, Morton Abroretum Project,
3.00%, 5/15/47	$1,500	$1,189
Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,
3.90%, 11/1/36	1,740	1,775
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/49	1,250	1,355
Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/28	1,500	1,711
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare, Prerefunded,
4.25%, 1/1/28(2)	5,000	5,447
5.00%, 1/1/28(2)	2,500	2,822
Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Health System,
3.25%, 8/15/49	2,500	1,993
Illinois State Finance Authority Revenue Refunding Bonds, OSF Healthcare System,
3.00%, 5/15/50	2,500	1,829
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lake Forest College,
10/1/52(1)	500	483
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,500	1,537
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	4,750	4,717
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/46	2,500	2,703
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/41	2,000	2,100
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Illinois – 4.7%continued
Joliet Waterworks & Sewage Senior Lien Revenue BANS,
5.00%, 1/1/24	$2,000	$2,077
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured),
5.75%, 6/1/34	3,400	4,021
Schaumburg G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/41	5,000	5,012
Will, Grundy, Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source, Prerefunded,
5.25%, 12/1/23(2)	2,500	2,619
		62,282
Indiana – 0.6%
Fishers Sewage Works Revenue Bonds (BAM Insured),
3.00%, 7/1/51	1,000	747
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds (AMT), Indianapolis Power & Light Co. Project,
0.95%, 4/1/26(3) (4) (5)	1,500	1,304
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds, Indianapolis Power & Light Co. Project,
0.75%, 4/1/26(3) (4) (5)	1,125	966
Indiana State Finance Authority Revenue Refunding Bonds, Series A, Stadium Project,
5.00%, 2/1/30	2,000	2,282
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Indianapolis Airport Authority Project,
5.00%, 1/1/44	2,000	2,126
		7,425

NORTHERN FUNDS QUARTERLY REPORT     299    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Iowa – 0.2%
Pefa Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(3) (4) (5)	$2,500	$2,625
Kansas – 0.2%
Johnson County Unified School District No. 512 Shawnee Mission G.O. Unlimited Refunding Bonds, Series A,
4.00%, 10/1/22	2,000	2,013
Manhattan G.O. Unlimited Temporary Notes, Series 2021-01,
0.20%, 6/15/24	890	840
		2,853
Kentucky – 2.2%
Carroll County Environmental Facilities Revenue Bonds (AMT), Kentucky Utilities Co. Project,
1.75%, 9/1/26(3) (4) (5)	1,500	1,359
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.13%, 10/1/34	5,200	4,212
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,076
Kentucky Bond Development Corp. Educational Facilities Revenue Refunding Bonds, Transylvania University Project,
4.00%, 3/1/49	330	293
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply,
4.00%, 2/1/28(3) (4) (5)	10,000	10,082
Louisville & Jefferson County Metro Government Pollution Control Revenue Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	10,000	8,040
		29,062
Louisiana – 2.5%
Lafayette Parish School Board Sales TRB, Prerefunded,
5.00%, 4/1/27(2)	2,165	2,427
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Louisiana – 2.5%continued
Lake Charles Harbor & Terminal District Variable Revenue Bonds (AMT), Big Lake Fuels,
1.00%, 12/1/24(3) (4) (5)	$5,000	$4,708
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,250	5,875
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,000	2,046
Louisiana State G.O. Unlimited Bonds,
4.00%, 5/1/32	2,500	2,556
Louisiana State Gas & Fuels First Lien Revenue Refunding Bonds, Series A, Prerefunded,
4.00%, 5/1/25(2)	5,000	5,230
4.50%, 5/1/25(2)	2,500	2,652
Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,
5.00%, 5/1/45	1,000	1,072
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/31	1,510	1,602
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,412
		33,580
Maine – 0.1%
Maine Health & Higher Educational Facilities Authority Taxable Revenue Refunding Bonds, Series B (AGM Insured State Intercept),
2.09%, 7/1/29	1,000	862
Maryland – 1.2%
Howard County G.O. Unlimited Bonds, Series A,
5.00%, 2/15/30	1,000	1,103

FIXED INCOME FUNDS    300    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Maryland – 1.2%continued
Maryland Stadium Authority Built To Learn Revenue Bonds,
4.00%, 6/1/46	$1,980	$1,937
Maryland State And Local Facilities Loan G.O. Unlimited Bonds, Group 2,
5.00%, 8/1/32	4,040	4,680
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
2.50%, 10/1/33	1,850	1,622
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health,
5.00%, 7/1/44	1,100	1,143
Maryland Transportation Authority Revenue Refunding Bonds, Series A,
5.00%, 7/1/51	5,000	5,531
		16,016
Massachusetts – 3.5%
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	3,810	3,589
Massachusetts Bay Transportation Authority Assessment Revenue Refunding Bonds, Series A,
5.00%, 7/1/41	2,800	2,800
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(6)	2,500	2,017
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,
5.25%, 7/1/33	1,900	2,236
Massachusetts State College Building Authority, Revenue Bonds, Series B, Green Bonds (State Intercept Program), Prerefunded,
5.00%, 5/1/24(2)	1,000	1,055
Massachusetts State Housing Finance Agency Revenue Bonds, Series H,
4.40%, 12/1/46	1,000	993
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	2,862
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Massachusetts – 3.5%continued
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/44	$2,000	$2,109
Massachusetts State School Building Authority Sales Subordinate TRB, Series A,
5.25%, 2/15/48	5,000	5,423
Massachusetts State School Building Authority Sales TRB, Senior Series A, Prerefunded,
5.00%, 5/15/23(2)	2,370	2,438
Massachusetts State School Building Authority Senior Lien Sales TRB, Series A, Prerefunded,
5.00%, 5/15/23(2)	3,015	3,101
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/36	1,500	1,608
5.00%, 11/15/39	2,500	2,671
Massachusetts State School Building Authority Subordinated Sales TRB, Series A,
5.00%, 2/15/44	4,000	4,339
Massachusetts State Special Obligation Dedicated Revenue Refunding Bonds, (NATL Insured),
5.50%, 1/1/34	2,500	2,962
Massachusetts State Transportation Fund Rail Enhancement & Accelerated Revenue Bonds,
5.00%, 6/1/42	5,000	5,366
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	1,455	1,588
		47,157
Michigan – 1.4%
Detroit City School District G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured),
5.00%, 5/1/33	1,000	1,109
Grand Rapids Public Schools Building & Site G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 5/1/25	1,000	1,074

NORTHERN FUNDS QUARTERLY REPORT     301    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Michigan – 1.4%continued
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	$2,000	$2,100
Michigan State Finance Authority Revenue Refunding Bonds, Series H-1, Partially Prerefunded,
5.00%, 10/1/39	5,000	5,197
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.10%, 6/1/43	1,875	1,781
Michigan State University Revenue Bonds, Series B, Board of Trustees,
5.00%, 2/15/44	2,000	2,139
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	1,000	1,076
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	2,000	2,073
Wayne County Airport Authority Revenue Refunding Bonds, Series G,
5.00%, 12/1/34	2,625	2,747
		19,296
Minnesota – 0.8%
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program),
5.00%, 2/1/28	275	305
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(3) (4) (5)	5,000	5,125
Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1,
5.00%, 9/1/30	5,000	5,861
		11,291
Mississippi – 0.0%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc. Project,
2.38%, 6/1/44	1,000	674
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Missouri – 0.8%
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
5.00%, 5/1/33	$1,000	$1,075
5.00%, 5/1/45	3,395	3,650
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, Prerefunded,
5.00%, 5/1/25(2)	1,605	1,728
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University,
5.00%, 10/1/38	2,500	2,686
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System,
5.00%, 11/15/43	1,280	1,330
		10,469
Montana – 0.0%
Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA Insured HUD VA),
3.90%, 12/1/48	60	58
Nebraska – 0.9%
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children's Hospital Obligated Group,
5.00%, 11/15/36	1,000	1,042
5.00%, 11/15/37	1,000	1,041
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
4.00%, 2/1/42	5,000	4,974
5.00%, 2/1/42	4,250	4,621
		11,678
Nevada – 0.5%
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/36	5,000	5,040

FIXED INCOME FUNDS    302    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Nevada – 0.5%continued
Clark County School District Building G.O. Limited Bonds, Series A,
4.00%, 6/15/36	$2,000	$2,048
		7,088
New Jersey – 0.7%
New Jersey State EDA Revenue Bonds, Transit Transportation Project,
5.00%, 11/1/34	2,000	2,127
New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
5.00%, 6/15/34	500	533
4.00%, 6/15/44	2,250	2,095
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	4,500	4,733
		9,488
New Mexico – 0.1%
New Mexico State Mortgage Finance Authority Revenue Bonds, Series C (GNMA/FNMA/FHLMC Insured),
4.00%, 9/1/52	1,000	923
New York – 23.2%
Colonie G.O. Unlimited BANS,
2.00%, 3/10/23	5,000	5,007
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/39	1,750	1,503
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/44	1,610	1,312
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution,
5.00%, 6/15/50	1,500	1,631
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,
5.00%, 6/15/46	2,000	2,026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
New York – 23.2%continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series CC-1,
4.00%, 6/15/49	$5,000	$4,869
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series AA-1,
5.00%, 6/15/48	5,000	5,467
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB, Second Generation, Fiscal 2013,
5.00%, 6/15/47	2,500	2,517
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series CC-1,
5.00%, 6/15/52	7,500	8,203
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution,
5.00%, 6/15/40	5,000	5,430
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.25%, 6/15/36	2,000	2,197
5.00%, 6/15/39	1,800	1,937
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	2,000	2,115
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Sub-Series EE,
5.00%, 6/15/45	5,000	5,520
New York City Municipal Water Finance Authority Water & Sewer System Subordinate Revenue Refunding Bonds, Second General Resolution,
4.00%, 6/15/50	6,030	5,866

NORTHERN FUNDS QUARTERLY REPORT     303    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
New York – 23.2%continued
New York City Municipal Water Finance Authority Water & Sewer System Subordinate Revenue Refunding Bonds, Subseries FF-2,
5.00%, 6/15/40	$3,500	$3,803
New York City Transitional Finance Authority Building Aid Fiscal 2015 Revenue Bonds, Series S (State Aid Withholding),
5.00%, 7/15/36	1,500	1,579
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,210
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	250	270
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017,
5.00%, 2/1/40	7,485	7,985
5.00%, 2/1/43	8,310	8,806
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,
3.00%, 5/1/48	4,750	3,865
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series C Subseries C-1,
4.00%, 5/1/46	2,500	2,423
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,
4.00%, 5/1/43	2,000	1,961
3.00%, 5/1/45	5,000	4,150
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B-1,
2.50%, 8/1/48	2,500	1,710
3.00%, 8/1/48	2,000	1,626
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
New York – 23.2%continued
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	$5,000	$5,379
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E-1,
4.00%, 2/1/46	7,000	6,786
New York City Transitional Finance Authority Subordinate Revenue Bonds, Subseries B-1,
5.00%, 11/1/34	500	527
New York G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/47	8,500	9,243
4.00%, 8/1/50	8,500	8,160
New York G.O. Unlimited Bonds, Series F-1, Unrefunded Balance,
5.00%, 3/1/37	80	82
New York G.O. Unlimited Bonds, Series I, Subseries 1-I,
5.00%, 3/1/28	1,510	1,579
New York G.O. Unlimited Bonds, Subseries A-1,
4.75%, 8/1/38	3,500	3,572
New York G.O. Unlimited Refunding Bonds, Series F-1, Prerefunded,
5.00%, 3/1/23(2)	4,920	5,030
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds,
3.00%, 3/15/50	5,000	3,952
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	165	165
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series 2020, School Districts Financing Program (AGM Insured),
5.00%, 10/1/33	1,000	1,104
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,
5.00%, 7/1/36	2,500	2,760

FIXED INCOME FUNDS    304    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
New York – 23.2%continued
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University,
5.00%, 10/1/46	$500	$590
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, New York University,
4.00%, 7/1/46	3,000	2,925
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University,
5.00%, 10/1/38	4,500	4,956
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A,
4.00%, 3/15/49	5,000	4,846
3.50%, 3/15/52	5,000	4,399
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B,
5.00%, 2/15/37	2,530	2,730
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/33	2,000	2,153
5.25%, 3/15/38	5,000	5,580
5.25%, 3/15/39	2,500	2,785
4.00%, 3/15/47	10,000	9,726
5.00%, 3/15/49	5,000	5,447
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Group 5,
4.00%, 3/15/47	5,000	4,863
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D,
4.00%, 2/15/47	2,000	1,945
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/36	2,035	1,907
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
New York – 23.2%continued
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	$2,000	$2,112
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,
5.00%, 6/15/42	4,000	4,316
New York State Environmental Facilities Corp. Clean & Drinking Water Revolving Funds Pooled Financing Program Revenue Bonds, Series B, Escrowed to Maturity,
5.50%, 4/15/35	5,000	6,123
New York State Environmental Facilities Corp. Revenue Bonds, Series C, Green Bonds,
5.00%, 8/15/37	1,200	1,307
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinate Revenue Refunding Bonds, New York City Municipal Water Finance Authority,
4.00%, 6/15/47	5,000	4,900
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds,
4.00%, 6/15/46	5,000	4,913
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA, FNMA Insured),
4.15%, 11/1/47	1,000	961
New York State Liberty Development Corp. Liberty Revenue Refunding Bonds, Series 1,
2.25%, 2/15/41	7,055	5,097
2.75%, 2/15/44	5,000	3,849
New York State Mortgage Agency Homeowner Revenue Bonds, Series 242, Social Bonds (SonyMA Insured),
3.25%, 10/1/47	5,000	4,156

NORTHERN FUNDS QUARTERLY REPORT     305    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
New York – 23.2%continued
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	$1,555	$1,292
New York State Power Authority Revenue Refunding Bonds, Series A,
4.00%, 11/15/45	3,000	2,912
New York State Power Authority Revenue Refunding Bonds, Series A, Green Bonds,
4.00%, 11/15/50	2,500	2,407
New York State Thruway Authority General Revenue Junior Indebtedness Obligations Subordinate Revenue Bonds, Series B,
4.00%, 1/1/45	2,000	1,895
New York State Thruway Authority Revenue Bonds, Series J,
5.00%, 1/1/27	50	52
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	592
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	3,000	3,047
New York State Urban Development Corp. Revenue Refunding Bonds, Series E, Group 3,
4.00%, 3/15/46	10,500	10,132
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 3/15/47	5,500	5,933
New York State Urban Development Corp. Taxable General Personal Income TRB,
3.90%, 3/15/33	5,000	4,879
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 217,
5.00%, 11/1/44	2,000	2,171
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
New York – 23.2%continued
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT),
5.00%, 10/15/44	$3,000	$3,077
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	1,000	1,095
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),
3.00%, 10/1/28	5,000	4,942
2.00%, 10/1/31	4,000	3,412
2.00%, 10/1/32	2,000	1,650
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, Prerefunded,
5.00%, 10/15/24(2)	500	533
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels,
4.00%, 5/15/51	5,000	4,788
5.00%, 5/15/52	1,500	1,698
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A-1,
5.00%, 5/15/51	750	814
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, Series C-3,
2.50%, 5/15/51	6,250	4,231
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,652
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,
5.00%, 12/15/39	2,500	2,751
5.00%, 12/15/40	1,000	1,099
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	3,500	3,628

FIXED INCOME FUNDS    306    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
New York – 23.2%continued
Westchester County G.O. Limited Bonds, Series A,
4.00%, 12/1/29	$625	$659
		310,254
North Carolina – 0.5%
Charlotte Refunding COPS, Convention Facility Project,
4.00%, 6/1/49	3,000	2,912
North Carolina Capital Facilities Finance Agency Educational Revenue Bonds, Wake Forest University,
5.00%, 1/1/48	1,000	1,071
North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 44,
3.00%, 7/1/46	950	761
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured),
5.00%, 1/1/49	500	546
Western Carolina University Revenue Bonds, Series B,
4.00%, 4/1/45	1,000	968
		6,258
North Dakota – 0.1%
Grand Forks Health Care System Revenue Refunding Bonds, Altru Health System (AGM Insured),
3.00%, 12/1/46	1,500	1,168
Ohio – 0.3%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/33	1,325	1,392
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
4.00%, 12/1/45	225	206
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	1,000	1,003
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Ohio – 0.3%continued
Washington Local School District Lucas County G.O. Unlimited Bonds, Series A (School District Credit Program),
3.13%, 12/1/51	$2,000	$1,552
		4,153
Oklahoma – 0.1%
Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C,
4.00%, 1/1/42	1,000	992
Oregon – 1.9%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program),
0.00%, 6/15/38(6)	7,500	3,776
Clackamas County School District No. 62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/37(6)	1,000	542
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Project (AGM Insured),
4.00%, 8/15/45	1,000	958
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 11/15/24(2)	1,100	1,175
Oregon State G.O. Unlimited Bonds, Article XI-M and XI-N Seismic Grant Program,
5.00%, 6/1/30	1,005	1,170
Oregon State Health & Science University Revenue Refunding Bonds, Series A,
4.00%, 7/1/44	1,000	979
Oregon State Health & Science University Revenue Refunding Bonds, Series A, Green Bonds,
3.00%, 7/1/51	5,500	4,098
Oregon State Health & Science University Revenue Refunding Bonds, Series B,
5.00%, 7/1/38	2,035	2,179

NORTHERN FUNDS QUARTERLY REPORT     307    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Oregon – 1.9%continued
Port of Portland International Airport Revenue Bonds,
5.00%, 7/1/49	$2,010	$2,126
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project,
4.00%, 5/15/47	1,000	850
Salem Hospital Facility Authority Revenue Refunding Bonds, Multi Model Salem Health Projects,
5.00%, 5/15/44	3,500	3,651
Washington County School District No. 48J Beaverton G.O. Unlimited CABS, Series A (School Board Guaranty Program),
6/15/48(1)	5,000	1,455
Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/35	2,000	2,190
		25,149
Pennsylvania – 2.6%
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AGM Insured),
4.00%, 6/1/39	5,000	4,810
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	878
5.00%, 5/1/35	865	924
Franklin County G.O. Unlimited Refunding Bonds,
4.00%, 11/1/33	1,075	1,104
Montgomery County Higher Education & Health Authority Revenue Refunding Bonds, Thomas Jefferson University (AGM Insured),
3.13%, 5/1/53	6,650	4,962
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/49	5,000	5,265
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Pennsylvania – 2.6%continued
Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,
5.00%, 12/1/43	$2,500	$2,637
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/48	2,000	2,120
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series C,
5.00%, 12/1/46	5,000	5,386
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series B,
5.00%, 12/1/40	1,525	1,591
Pennsylvania State University Revenue Bonds, Series A,
5.00%, 9/1/45	2,000	2,189
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,
5.00%, 12/1/46	1,700	1,825
Springfield School District Delaware County G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 3/1/43	1,500	1,466
		35,157
Rhode Island – 0.5%
Rhode Island Infrastructure Bank Municipal Road & Bridge Revolving Fund Revenue Bonds, Series A,
5.00%, 10/1/29	1,430	1,615
Rhode Island Turnpike & Bridge Authority Motor Fuel TRB, Series A,
4.00%, 10/1/44	5,265	5,291
		6,906
South Carolina – 1.6%
Charleston Waterworks & Sewer Revenue Bonds,
5.00%, 1/1/52	4,000	4,502
Clemson University Revenue Bonds, Series A, Athletic Facilities,
3.00%, 5/1/48	4,000	3,072

FIXED INCOME FUNDS    308    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
South Carolina – 1.6%continued
Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,
4.00%, 2/1/24(3) (4) (5)	$2,000	$2,037
Patriots Energy Group Gas System Revenue Refunding Bonds, Series A,
4.00%, 6/1/51	2,500	2,346
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC, CR MBIA Insured),
5.38%, 1/1/25	5,680	6,099
University of South Carolina Athletic Facilities Revenue Refunding Bonds, Series A,
5.00%, 5/1/52	1,000	1,107
University of South Carolina Higher Education Revenue Bonds, Series A, Campus Village Project,
5.00%, 5/1/46	2,000	2,184
		21,347
Tennessee – 0.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Belmont University,
4.00%, 5/1/51	3,500	3,168
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
5.25%, 10/1/58	1,500	1,560
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(3) (4) (5)	5,000	5,028
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	50	49
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,
3.95%, 1/1/38	85	85
		9,890
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Texas – 4.3%
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	$500	$538
Austin G.O. Limited Refunding Bonds,
5.00%, 9/1/29	1,750	2,021
Clifton Higher Education Finance Corporation Revenue Bonds, Series A, Idea Public Schools,
4.00%, 8/15/51	1,200	1,091
Clifton Higher Education Finance Corporation Revenue Bonds, Series T, Idea Public Schools (PSF, Gtd.),
4.00%, 8/15/50	1,000	978
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 12/1/25(2)	3,425	3,743
Dallas Area Rapid Transit Sales Tax Senior Lien Revenue Refunding Bonds, Series B,
5.00%, 12/1/47	5,235	5,684
Forney Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
3.00%, 2/15/45	2,500	2,039
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(3) (4) (5)	2,500	2,458
Houston Airport System Subordinate Revenue Bonds, Series A (AMT),
4.00%, 7/1/47	2,000	1,871
Lone Oak Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
3.00%, 2/15/52	1,500	1,145
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/39	2,500	2,545
Lower Colorado River Authority Revenue Refunding Bonds (AGM Insured),
5.00%, 5/15/30	985	1,127
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/46	2,500	2,666

NORTHERN FUNDS QUARTERLY REPORT     309    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Texas – 4.3%continued
North Texas Tollway Authority Revenue Refunding Bonds,
4.25%, 1/1/49	$1,500	$1,506
Plano City Waterworks and Sewer System Revenue Bonds,
5.00%, 5/1/29	1,155	1,316
Port Houston Authority Revenue Bonds,
5.00%, 10/1/51	2,500	2,758
San Antonio Education Facilities Corp. Revenue Refunding Bonds, University of the Incarnated Word,
4.00%, 4/1/51	2,510	2,175
Texas State Department of Housing & Community Affairs Revenue Bonds, Series A (GNMA Insured),
3.38%, 9/1/39	2,565	2,385
Texas State G.O. Unlimited Refunding Bonds, Series A, Transportation Commission, Prerefunded,
5.00%, 10/1/24(2)	5,000	5,328
Texas State Water Development Board TRB, Series B,
3.03%, 10/15/39	750	642
University of Houston Revenue Refunding Bonds, Series A,
5.00%, 2/15/52	7,220	7,912
University of Texas Permanent University Fund Revenue Bonds, Series B,
4.00%, 7/1/41	5,000	5,012
		56,940
Utah – 0.9%
Davis County School District G.O. Unlimited Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program),
3.00%, 6/1/30	3,330	3,354
Park City Sales TRB,
4.00%, 12/15/31	2,200	2,350
Provo G.O. Unlimited Refunding Bonds,
5.00%, 1/1/26	500	547
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/42	3,000	3,113
5.00%, 7/1/51	2,000	2,093
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Utah – 0.9%continued
Salt Lake City Public Utilities Revenue Bonds,
4.38%, 2/1/52	$1,000	$1,012
		12,469
Virginia – 1.7%
Arlington County IDA Revenue Refunding Bonds, Virginia Hospital Center,
4.00%, 7/1/45	2,000	1,930
Fairfax County Sewer Revenue Bonds, Series A,
5.00%, 7/15/46	2,415	2,712
Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/29	5,000	5,824
Lynchburg Economic Development Authority Hospital Revenue Refunding Bonds, Centra Health Obligated Group,
4.00%, 1/1/47	750	694
3.00%, 1/1/51	750	504
4.00%, 1/1/55	750	672
Norfolk G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 10/1/26(2)	500	556
Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), Prerefunded,
5.00%, 10/1/22(2)	500	505
Rockingham County EDA Facilities Revenue Refunding Bonds, Sentara RMH Medical Center,
3.00%, 11/1/46	2,000	1,590
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment, Prerefunded,
4.50%, 2/1/23(2)	5,000	5,085
Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,
3.38%, 1/1/51	3,000	2,409

FIXED INCOME FUNDS    310    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Virginia – 1.7%continued
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	$1,000	$778
		23,259
Washington – 2.8%
Central Puget Sound Regional Transit Authority Sales & Use Tax Revenue Refunding & Improvement Bonds, Series S-1, Green Bonds, Prerefunded,
5.00%, 11/1/25(2)	5,000	5,455
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station,
5.00%, 7/1/22	3,250	3,250
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/40	560	598
Snomish County Public Utility District 1 Generation System Revenue Refunding Bonds, Series A,
5.00%, 12/1/24	750	802
University of Washington Revenue Refunding Bonds, Series A,
4.00%, 12/1/41	1,000	1,006
Washington State G.O. Unlimited Bonds, Series C, Bidding Group 3,
5.00%, 2/1/45	2,000	2,241
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/37	5,000	5,271
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	2,230	2,477
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,096
Washington State Health Care Facilities Authority Variable Revenue Refunding Bonds, Providence St. Joseph Health,
4.00%, 10/1/30(3) (4) (5)	5,000	5,136
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Washington – 2.8%continued
Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,
3.50%, 12/20/35	$985	$900
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	2,000	2,067
Washington State University Revenue Refunding Bonds,
5.00%, 4/1/40	1,320	1,384
Washington State Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/1/39	1,500	1,648
		37,331
West Virginia – 0.5%
Marshall University Revenue Refunding Bonds, Series A (AGM Insured),
4.00%, 5/1/50	5,000	4,840
West Virginia State Parkways Authority Turnpike Toll Senior Lien Revenue Bonds,
5.00%, 6/1/47	1,800	1,988
		6,828
Wisconsin – 1.8%
Milwaukee Corp. G.O. Unlimited Purpose Bonds, Series B4 (BAM Insured),
3.00%, 4/1/33	2,000	1,879
PFA Healthcare Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated,
4.00%, 7/1/46	750	662
PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,
3.00%, 6/1/45	2,500	1,885
PFA Hospital Taxable Revenue Bonds, Series 2021A, UNC Health Southeastern,
2.35%, 2/1/29	1,140	985
PFA Revenue Bonds, Texas Biomedical Research Institute,
3.00%, 6/1/48	2,000	1,371
University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,
4.25%, 4/1/48	2,775	2,715

NORTHERN FUNDS QUARTERLY REPORT     311    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.9%continued
Wisconsin – 1.8%continued
Wisconsin State Environmental Improvement Fund Revenue Bonds, Series A, Green Bonds,
5.00%, 6/1/29	$3,325	$3,831
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/40	3,000	3,225
Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 5/1/24	3,250	3,355
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/35	1,025	1,087
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
4.13%, 4/1/46	1,500	1,436
Wisconsin State Housing & EDA Revenue Bonds, Series A,
4.45%, 5/1/57	2,305	2,297
		24,728
Total Municipal Bonds
(Cost $1,423,193)		1,297,019

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(8) (9)	41,990,225	$41,990
Total Investment Companies
(Cost $41,990)		41,990

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.6%
Hennepin County Variable G.O. Unlimited Refunding Bonds, Series B, 0.90%, 7/8/22(3) (5) (10)	$3,865	$3,865
Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1, 5.00%, 9/1/22	3,285	3,305
Total Short-Term Investments
(Cost $7,177)		7,170

Total Investments – 100.6%
(Cost $1,472,360)		1,346,179
Liabilities less Other Assets – (0.6%)		(7,589)
NET ASSETS – 100.0%		$1,338,590

(1)	When-Issued Security. Coupon rate is not in effect at June 30, 2022.
(2)	Maturity date represents the prerefunded date.
(3)	Maturity date represents the puttable date.
(4)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(5)	Variable or floating rate security. Rate as of June 30, 2022 is disclosed.
(6)	Zero coupon bond.
(7)	Step coupon bond. Rate as of June 30, 2022 is disclosed.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2022 is disclosed.
(10)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CR - Custody Receipt

EDA - Economic Development Authority

FIXED INCOME FUNDS    312    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

LCRA - Lower Colorado River Authority

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

SRF - Special Revenue Fund

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

VA - Veterans Affairs
Percentages shown are based on Net Assets.
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	96.9%
Investment Companies	3.1%
Short-Term Investments	0.6%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$1,297,019	$—	$1,297,019
Investment Companies	41,990	—	—	41,990
Short-Term Investments	—	7,170	—	7,170
Total Investments	$41,990	$1,304,189	$—	$1,346,179

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$73,582	$161,141	$192,733	$48	$41,990	41,990,225
NORTHERN FUNDS QUARTERLY REPORT     313    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 7.3%
Automobile – 1.5%
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class A2
0.26%, 11/18/24	$6,160	$6,130
Chesapeake Funding II LLC, Series 2019-1A, Class A1
2.94%, 4/15/31(1)	542	542
Ford Credit Auto Lease Trust, Series 2022-A, Class A2A
2.78%, 10/15/24	4,700	4,670
Hyundai Auto Receivables Trust, Series 2022-A, Class A2A
1.81%, 2/18/25(1)	5,000	4,947
Oscar US Funding XIV LLC, Series 2022-1A, Class A1
0.45%, 3/10/23(1)	1,191	1,190
Santander Drive Auto Receivables Trust, Series 2021-4, Class A2
0.37%, 8/15/24	2,142	2,138
Santander Drive Auto Receivables Trust, Series 2022-1, Class A2
1.36%, 12/16/24	6,762	6,712
Santander Drive Auto Receivables Trust, Series 2022-2, Class A2
2.12%, 10/15/26	5,000	4,967
Santander Retail Auto Lease Trust, Series 2021-B, Class A2
0.31%, 1/22/24(1)	7,449	7,387
Tesla Auto Lease Trust, Series 2021-A, Class A2
0.36%, 3/20/25(1)	8,379	8,249
World Omni Auto Receivables Trust, Series 2021-D, Class A3
0.81%, 10/15/26	600	571
		47,503
Credit Card – 5.2%
American Express Credit Account Master Trust, Series 2022-1, Class A
2.21%, 3/15/27	13,900	13,430
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 5/15/27	16,050	16,024
BA Credit Card Trust, Series 2021-A1, Class A
0.44%, 9/15/26	4,500	4,273
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 7.3%continued
Credit Card – 5.2%continued
Barclays Dryrock Issuance Trust, Series 2019-1, Class A
1.96%, 5/15/25	$3,500	$3,500
Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1
0.55%, 7/15/26	34,140	32,229
Discover Card Execution Note Trust, Series 2019-A3, Class A
1.89%, 10/15/24	15,000	14,981
Discover Card Execution Note Trust, Series 2021-A1, Class A1
0.58%, 9/15/26	14,400	13,413
Golden Credit Card Trust, Series 2022-2A, Class A
(Floating, U.S. SOFR + 0.25%), 1.03%, 1/15/26(1) (2)	22,600	22,353
Synchrony Credit Card Master Note Trust, Series 2017-2, Class A
2.62%, 10/15/25	9,936	9,941
Trillium Credit Card Trust II, Series 2021-2A, Class A
(Floating, U.S. 30 Day Average SOFR + 0.22%), 1.15%, 10/26/26(1) (2)	25,000	24,806
World Financial Network Credit Card Master Trust, Series 2019-C, Class A
2.21%, 7/15/26	6,000	6,000
		160,950
Other – 0.6%
Verizon Master Trust, Series 2021-1, Class A
0.50%, 5/20/27	20,640	19,447
Verizon Owner Trust, Series 2019-A, Class A1A
2.93%, 9/20/23	22	21
		19,468
Total Asset-Backed Securities
(Cost $233,654)		227,921

CORPORATE BONDS – 47.8%
Aerospace & Defense – 0.5%
Boeing (The) Co.,
1.17%, 2/4/23	4,400	4,350
1.95%, 2/1/24	7,958	7,701

FIXED INCOME FUNDS    314    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.8% continued
Aerospace & Defense – 0.5%continued
General Dynamics Corp.,
2.25%, 11/15/22	$5,000	$4,997
		17,048
Asset Management – 1.1%
Ares Capital Corp.,
3.50%, 2/10/23	500	498
Charles Schwab (The) Corp.,
2.65%, 1/25/23	3,050	3,041
0.75%, 3/18/24	1,680	1,611
(Floating, U.S. SOFR Compounded Index + 1.05%), 2.43%, 3/3/27 (2)	20,000	19,679
FS KKR Capital Corp.,
1.65%, 10/12/24	9,830	8,745
		33,574
Automotive – 4.7%
American Honda Finance Corp.,
0.88%, 7/7/23	17,590	17,158
(Floating, ICE LIBOR USD 3M + 0.28%), 1.29%, 1/12/24 (2)	6,000	5,955
BMW U.S. Capital LLC,
3.80%, 4/6/23 (1)	3,700	3,716
(Floating, U.S. SOFR Compounded Index + 0.53%), 2.03%, 4/1/24 (1) (2)	10,633	10,542
(Floating, U.S. SOFR Compounded Index + 0.38%), 1.58%, 8/12/24 (1) (2)	25,200	24,852
Daimler Finance North America LLC,
0.75%, 3/1/24 (1)	3,450	3,277
General Motors Financial Co., Inc.,
3.70%, 5/9/23	620	620
1.70%, 8/18/23	3,160	3,081
(Floating, U.S. SOFR + 0.76%), 2.17%, 3/8/24 (2)	7,400	7,188
1.20%, 10/15/24	1,000	930
(Floating, U.S. SOFR + 0.62%), 1.49%, 10/15/24 (2)	250	241
3.50%, 11/7/24	4,000	3,909
Hyundai Capital America,
2.38%, 2/10/23 (1)	4,565	4,506
1.25%, 9/18/23 (1)	18,180	17,614
0.80%, 1/8/24 (1)	7,400	7,028
0.88%, 6/14/24 (1)	9,900	9,255
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.8% continued
Automotive – 4.7%continued
Nissan Motor Acceptance Co. LLC,
1.13%, 9/16/24 (1)	$4,200	$3,860
Toyota Motor Credit Corp.,
2.90%, 3/30/23	1,000	1,000
Volkswagen Group of America Finance LLC,
0.75%, 11/23/22 (1)	3,700	3,670
3.13%, 5/12/23 (1)	7,270	7,218
(Floating, U.S. SOFR + 0.95%), 2.34%, 6/7/24 (1) (2)	10,860	10,813
		146,433
Banking – 6.6%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 0.79%), 2.40%, 3/5/24 (2)	9,140	9,085
(Floating, Bloomberg Short-Term Bank Yield Index 3M + 0.43%), 1.94%, 5/28/24 (2)	40,000	39,366
(Floating, U.S. SOFR + 0.73%), 1.76%, 10/24/24 (2)	8,652	8,569
Capital One N.A.,
2.15%, 9/6/22	500	500
Citigroup, Inc.,
(Floating, ICE LIBOR USD 3M + 1.10%), 2.54%, 5/17/24 (2)	110	109
(Floating, U.S. SOFR + 0.67%), 1.79%, 5/1/25 (2)	3,418	3,352
(Floating, U.S. SOFR + 0.69%), 1.67%, 1/25/26 (2)	12,100	11,687
(Floating, U.S. SOFR + 1.28%), 2.59%, 2/24/28 (2)	21,000	20,144
JPMorgan Chase & Co.,
3.25%, 9/23/22	561	562
(Floating, ICE LIBOR USD 3M + 0.89%), 2.07%, 7/23/24 (2)	23,453	23,347
(Floating, ICE LIBOR USD 3M + 0.85%), 1.84%, 1/10/25 (2)	1,305	1,292
(Variable, U.S. SOFR + 0.49%), 0.77%, 8/9/25 (3)	9,000	8,347
(Floating, U.S. SOFR + 0.77%), 2.26%, 9/22/27 (2)	15,100	14,240
(Floating, U.S. SOFR + 1.18%), 2.47%, 2/24/28 (2)	13,000	12,496
KeyBank N.A.,
(Variable, U.S. SOFR + 0.32%), 0.43%, 6/14/24 (3)	3,700	3,589

NORTHERN FUNDS QUARTERLY REPORT     315    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.8% continued
Banking – 6.6%continued
KeyCorp,
(Variable, U.S. SOFR + 1.25%), 3.88%, 5/23/25 (3)	$7,700	$7,643
Truist Bank,
1.25%, 3/9/23	2,250	2,219
Truist Financial Corp.,
(Floating, U.S. SOFR + 0.40%), 1.82%, 6/9/25 (2)	25,000	24,266
Wells Fargo & Co.,
(Floating, U.S. SOFR + 1.32%), 2.29%, 4/25/26 (2)	14,700	14,449
		205,262
Beverages – 0.2%
Keurig Dr. Pepper, Inc.,
0.75%, 3/15/24	6,700	6,371
Biotechnology & Pharmaceuticals – 0.5%
AbbVie, Inc.,
2.30%, 11/21/22	10,000	9,980
Bristol-Myers Squibb Co.,
0.54%, 11/13/23	500	482
Gilead Sciences, Inc.,
0.75%, 9/29/23	6,073	5,877
		16,339
Cable & Satellite – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
(Floating, ICE LIBOR USD 3M + 1.65%), 2.94%, 2/1/24 (2)	5,590	5,633
Cox Communications, Inc.,
2.95%, 6/30/23 (1)	2,755	2,726
		8,359
Chemicals – 0.4%
Avery Dennison Corp.,
0.85%, 8/15/24	9,590	9,048
Ecolab, Inc.,
0.90%, 12/15/23	1,500	1,452
Westlake Corp.,
0.88%, 8/15/24	2,375	2,267
		12,767
Commercial Support Services – 0.0%
Republic Services, Inc.,
4.75%, 5/15/23	841	846
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.8% continued
Construction Materials – 0.3%
Martin Marietta Materials, Inc.,
0.65%, 7/15/23	$8,790	$8,494
Containers & Packaging – 0.1%
Graphic Packaging International LLC,
0.82%, 4/15/24(1)	2,022	1,902
Diversified Industrials – 0.3%
Parker-Hannifin Corp.,
3.65%, 6/15/24	8,240	8,184
E-Commerce Discretionary – 0.1%
eBay, Inc.,
2.75%, 1/30/23	2,900	2,894
Electric Utilities – 5.6%
Ameren Illinois Co.,
0.38%, 6/15/23	7,150	6,926
American Electric Power Co., Inc.,
(Floating, ICE LIBOR USD 3M + 0.48%), 1.77%, 11/1/23 (2)	15,000	14,892
Black Hills Corp.,
1.04%, 8/23/24	3,180	2,973
Consolidated Edison, Inc.,
0.65%, 12/1/23	29,100	27,983
Consumers Energy Co.,
0.35%, 6/1/23	5,320	5,173
Dominion Energy, Inc.,
(Floating, ICE LIBOR USD 3M + 0.53%), 2.36%, 9/15/23 (2)	11,640	11,588
DTE Energy Co.,
0.55%, 11/1/22	1,440	1,430
2.25%, 11/1/22	4,200	4,191
Entergy Louisiana LLC,
0.62%, 11/17/23	6,876	6,624
Eversource Energy,
(Floating, U.S. SOFR Compounded Index + 0.25%), 1.47%, 8/15/23 (2)	9,400	9,337
Mississippi Power Co.,
(Floating, U.S. SOFR + 0.30%), 1.80%, 6/28/24 (2)	8,000	7,844
NextEra Energy Capital Holdings, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.40%), 1.49%, 11/3/23 (2)	22,160	21,842
OGE Energy Corp.,
0.70%, 5/26/23	5,780	5,632

FIXED INCOME FUNDS    316    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.8% continued
Electric Utilities – 5.6%continued
PPL Electric Utilities Corp.,
(Floating, ICE LIBOR USD 3M + 0.25%), 2.48%, 9/28/23 (2)	$6,150	$6,081
(Floating, U.S. SOFR + 0.33%), 1.83%, 6/24/24 (2)	8,055	7,876
Public Service Enterprise Group, Inc.,
0.84%, 11/8/23	350	336
Southern (The) Co.,
(Floating, U.S. SOFR + 0.37%), 1.55%, 5/10/23 (2)	13,340	13,238
0.60%, 2/26/24	1,580	1,495
Vistra Operations Co. LLC,
5.13%, 5/13/25 (1)	15,600	15,447
WEC Energy Group, Inc.,
0.80%, 3/15/24	4,420	4,197
		175,105
Entertainment Content – 0.8%
Discovery Communications LLC,
2.95%, 3/20/23	4,000	3,972
Magallanes, Inc.,
3.43%, 3/15/24 (1)	6,200	6,078
Take-Two Interactive Software, Inc.,
3.30%, 3/28/24	12,470	12,304
3.55%, 4/14/25	1,400	1,377
Walt Disney (The) Co.,
1.65%, 9/1/22	300	300
3.00%, 9/15/22	125	125
2.35%, 12/1/22	38	38
		24,194
Food – 0.4%
Campbell Soup Co.,
3.65%, 3/15/23	6,000	6,012
Cargill, Inc.,
1.38%, 7/23/23 (1)	500	490
0.40%, 2/2/24 (1)	2,100	2,001
McCormick & Co., Inc.,
2.70%, 8/15/22	500	500
Mondelez International, Inc.,
2.13%, 3/17/24	2,050	1,998
		11,001
Gas & Water Utilities – 0.8%
CenterPoint Energy Resources Corp.,
0.70%, 3/2/23	9,910	9,705
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.8% continued
Gas & Water Utilities – 0.8%continued
ONE Gas, Inc.,
(Floating, ICE LIBOR USD 3M + 0.61%), 2.33%, 3/11/23 (2)	$13,863	$13,805
		23,510
Health Care Facilities & Services – 0.4%
Cigna Corp.,
(Floating, ICE LIBOR USD 3M + 0.89%), 1.93%, 7/15/23 (2)	1,109	1,110
CVS Health Corp.,
4.75%, 12/1/22	5,000	5,013
HCA, Inc.,
5.00%, 3/15/24	2,100	2,109
Humana, Inc.,
0.65%, 8/3/23	4,275	4,136
UnitedHealth Group, Inc.,
0.55%, 5/15/24	1,000	952
		13,320
Home Construction – 0.2%
D.R. Horton, Inc.,
4.38%, 9/15/22	2,000	2,001
Lennar Corp.,
4.88%, 12/15/23	2,850	2,866
		4,867
Institutional Financial Services – 3.0%
Bank of New York Mellon (The) Corp.,
0.85%, 10/25/24	4,900	4,613
Blackstone Private Credit Fund,
2.70%, 1/15/25 (1)	7,920	7,227
Goldman Sachs Group (The), Inc.,
(Floating, ICE LIBOR USD 3M + 0.75%), 2.25%, 2/23/23 (2)	5,160	5,152
(Floating, ICE LIBOR USD 3M + 1.00%), 2.18%, 7/24/23 (2)	2,000	1,998
(Floating, U.S. SOFR + 0.54%), 1.77%, 11/17/23 (2)	1,852	1,836
(Floating, U.S. SOFR + 0.58%), 1.99%, 3/8/24 (2)	15,700	15,445
(Floating, U.S. SOFR + 0.81%), 2.23%, 3/9/27 (2)	25,000	23,791
Morgan Stanley,
(Variable, U.S. SOFR + 0.62%), 0.73%, 4/5/24 (3)	7,000	6,824
(Variable, U.S. SOFR + 0.56%), 1.16%, 10/21/25 (3)	3,385	3,136

NORTHERN FUNDS QUARTERLY REPORT     317    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.8% continued
Institutional Financial Services – 3.0%continued
(Floating, U.S. SOFR + 0.95%), 2.22%, 2/18/26 (2)	$20,000	$19,458
Nasdaq, Inc.,
0.45%, 12/21/22	1,900	1,875
National Securities Clearing Corp.,
0.40%, 12/7/23 (1)	3,000	2,869
		94,224
Insurance – 6.8%
AIG Global Funding,
0.45%, 12/8/23 (1)	13,230	12,638
Allstate (The) Corp.,
(Floating, ICE LIBOR USD 3M + 0.63%), 2.86%, 3/29/23 (2)	880	875
Aon Corp.,
2.20%, 11/15/22	6,994	6,979
Athene Global Funding,
1.20%, 10/13/23 (1)	21,900	21,085
(Floating, ICE LIBOR USD 3M + 0.73%), 1.72%, 1/8/24 (1) (2)	35,000	34,343
Brighthouse Financial Global Funding,
0.60%, 6/28/23 (1)	8,650	8,374
(Floating, U.S. SOFR + 0.76%), 1.56%, 4/12/24 (1) (2)	1,300	1,291
1.75%, 1/13/25 (1)	700	651
Corebridge Financial, Inc.,
3.50%, 4/4/25 (1)	12,900	12,534
GA Global Funding Trust,
(Floating, U.S. SOFR + 0.50%), 1.94%, 9/13/24 (1) (2)	20,000	19,365
Jackson Financial, Inc.,
1.13%, 11/22/23 (1)	11,450	11,004
Jackson National Life Global Funding,
2.38%, 9/15/22 (1)	1,500	1,498
1.75%, 1/12/25 (1)	15,220	14,353
MassMutual Global Funding II,
0.85%, 6/9/23 (1)	1,000	977
Metropolitan Life Global Funding I,
1.95%, 1/13/23 (1)	1,000	994
(Floating, U.S. SOFR + 0.32%), 1.08%, 1/7/24 (1) (2)	15,700	15,574
Northwestern Mutual Global Funding,
(Floating, U.S. SOFR + 0.33%), 1.83%, 3/25/24 (1) (2)	11,030	10,875
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.8% continued
Insurance – 6.8%continued
Protective Life Global Funding,
0.63%, 10/13/23 (1)	$15,800	$15,254
0.78%, 7/5/24 (1)	13,300	12,485
Security Benefit Global Funding,
1.25%, 5/17/24	9,300	8,820
		209,969
Leisure Facilities & Services – 0.8%
McDonald's Corp.,
3.35%, 4/1/23	23,778	23,859
Machinery – 0.7%
Caterpillar Financial Services Corp.,
(Floating, ICE LIBOR USD 3M + 0.51%), 1.92%, 5/15/23 (2)	40	40
3.40%, 5/13/25	10,000	9,974
CNH Industrial Capital LLC,
1.95%, 7/2/23	5,850	5,717
3.95%, 5/23/25	6,090	6,026
		21,757
Medical Equipment & Devices – 1.6%
Abbott Laboratories,
3.40%, 11/30/23	1,486	1,489
Baxter International, Inc.,
0.87%, 12/1/23	18,200	17,465
(Floating, U.S. SOFR Compounded Index + 0.44%), 1.76%, 11/29/24 (2)	11,570	11,296
Stryker Corp.,
0.60%, 12/1/23	4,660	4,469
Thermo Fisher Scientific, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.35%), 1.22%, 4/18/23 (2)	3,239	3,225
(Floating, U.S. SOFR Compounded Index + 0.53%), 1.40%, 10/18/24 (2)	4,034	3,990
Zimmer Biomet Holdings, Inc.,
1.45%, 11/22/24	6,600	6,213
		48,147
Metals & Mining – 0.2%
Glencore Funding LLC,
4.13%, 3/12/24(1)	7,000	6,965

FIXED INCOME FUNDS    318    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.8% continued
Oil & Gas Producers – 1.0%
ConocoPhillips Co.,
2.13%, 3/8/24	$8,000	$7,842
Continental Resources, Inc.,
4.50%, 4/15/23	14,050	14,098
3.80%, 6/1/24	1,000	987
Exxon Mobil Corp.,
1.90%, 8/16/22	400	400
1.57%, 4/15/23	55	54
Phillips 66,
3.70%, 4/6/23	4,000	4,000
Southern Natural Gas Co. LLC,
0.63%, 4/28/23 (1)	3,580	3,472
		30,853
Oil & Gas Services & Equipment – 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
1.23%, 12/15/23	4,790	4,650
Real Estate Investment Trusts – 1.7%
American Campus Communities Operating Partnership L.P.,
3.75%, 4/15/23	17,930	17,950
4.13%, 7/1/24	10,000	10,053
Kimco Realty Corp.,
3.13%, 6/1/23	17,712	17,614
Simon Property Group L.P.,
(Floating, U.S. SOFR Compounded Index + 0.43%), 1.22%, 1/11/24 (2)	8,400	8,283
		53,900
Retail - Consumer Staples – 1.6%
7-Eleven, Inc.,
0.80%, 2/10/24 (1)	14,000	13,264
Dollar General Corp.,
3.25%, 4/15/23	15,076	15,002
Kroger (The) Co.,
2.80%, 8/1/22	8,500	8,500
Walgreens Boots Alliance, Inc.,
0.95%, 11/17/23	9,920	9,594
Walmart, Inc.,
2.35%, 12/15/22	3,030	3,028
		49,388
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.8% continued
Retail - Discretionary – 0.3%
AutoNation, Inc.,
4.50%, 10/1/25	$1,000	$996
AutoZone, Inc.,
2.88%, 1/15/23	2,536	2,526
Ross Stores, Inc.,
3.38%, 9/15/24	5,000	4,913
		8,435
Semiconductors – 0.2%
Advanced Micro Devices, Inc.,
7.50%, 8/15/22	2,800	2,816
Analog Devices, Inc.,
(Floating, U.S. SOFR + 0.25%), 1.75%, 10/1/24 (2)	3,320	3,240
		6,056
Software – 1.0%
Autodesk, Inc.,
3.60%, 12/15/22	1,031	1,032
Oracle Corp.,
2.50%, 10/15/22	11,000	10,976
2.40%, 9/15/23	19,990	19,677
		31,685
Specialty Finance – 3.1%
Air Lease Corp.,
(Floating, ICE LIBOR USD 3M + 0.35%), 2.18%, 12/15/22 (2)	5,000	4,994
2.25%, 1/15/23	4,300	4,256
3.88%, 7/3/23	800	793
4.25%, 2/1/24	7,500	7,409
0.80%, 8/18/24	5,100	4,670
Ally Financial, Inc.,
3.88%, 5/21/24	2,646	2,623
American Express Co.,
2.50%, 8/1/22	4,000	4,000
(Floating, U.S. SOFR Compounded Index + 0.65%), 1.78%, 11/4/26 (2)	29,900	28,857
Aviation Capital Group LLC,
5.50%, 12/15/24 (1)	10,000	9,912
Capital One Bank U.S.A. N.A.,
3.38%, 2/15/23	5,000	4,996
Capital One Financial Corp.,
3.50%, 6/15/23	4,600	4,574

NORTHERN FUNDS QUARTERLY REPORT     319    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.8% continued
Specialty Finance – 3.1%continued
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
2.70%, 3/14/23 (1)	$4,850	$4,836
Synchrony Financial,
4.25%, 8/15/24	6,063	6,025
4.88%, 6/13/25	9,047	8,946
		96,891
Steel – 0.2%
Nucor Corp.,
3.95%, 5/23/25	5,340	5,310
Technology Hardware – 0.5%
Apple, Inc.,
0.75%, 5/11/23	1,765	1,734
Dell International LLC/EMC Corp.,
5.45%, 6/15/23	4,886	4,935
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	2,000	2,004
2.25%, 4/1/23	1,600	1,589
4.45%, 10/2/23	5,601	5,657
		15,919
Technology Services – 0.6%
Equifax, Inc.,
3.95%, 6/15/23	2,100	2,098
Fidelity National Information Services, Inc.,
0.60%, 3/1/24	2,300	2,177
Global Payments, Inc.,
4.00%, 6/1/23	5,790	5,780
1.50%, 11/15/24	7,630	7,163
Moody's Corp.,
2.63%, 1/15/23	2,028	2,023
		19,241
Telecommunications – 0.5%
AT&T, Inc.,
(Floating, ICE LIBOR USD 3M + 1.18%), 2.90%, 6/12/24 (2)	3,619	3,630
Verizon Communications, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.79%), 2.29%, 3/20/26 (2)	12,000	11,799
		15,429
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.8% continued
Transportation & Logistics – 0.5%
Southwest Airlines Co.,
4.75%, 5/4/23	$16,650	$16,782
Transportation Equipment – 0.1%
PACCAR Financial Corp.,
2.65%, 4/6/23	4,000	3,983
Total Corporate Bonds
(Cost $1,524,130)		1,483,913

FOREIGN ISSUER BONDS – 34.8%
Asset Management – 0.6%
UBS A.G.,
0.38%, 6/1/23 (1)	670	649
0.45%, 2/9/24 (1)	455	431
(Floating, U.S. SOFR + 0.36%), 1.53%, 2/9/24 (1) (2)	9,000	8,942
UBS Group A.G.,
(Variable, ICE LIBOR USD 3M + 0.95%), 2.86%, 8/15/23 (1) (3)	10,000	9,997
		20,019
Automotive – 0.7%
Aptiv PLC/Aptiv Corp.,
2.40%, 2/18/25	4,830	4,612
Kia Corp.,
2.38%, 2/14/25 (1)	7,080	6,772
Nissan Motor Co. Ltd.,
3.04%, 9/15/23 (1)	10,000	9,831
		21,215
Banking – 27.2%
ANZ New Zealand International Ltd.,
(Floating, U.S. SOFR + 0.60%), 1.85%, 2/18/25 (1) (2)	11,930	11,770
Banco Santander S.A.,
(Floating, U.S. SOFR + 1.24%), 2.50%, 5/24/24 (2)	21,400	21,321
3.89%, 5/24/24	400	398
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 2.09%, 9/15/26 (2)	25,800	24,978
Bank of New Zealand,
(Floating, U.S. SOFR + 0.81%), 1.84%, 1/27/27 (1) (2)	21,000	20,742
Bank of Nova Scotia (The),
1.63%, 5/1/23	2,040	2,011

FIXED INCOME FUNDS    320    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 34.8% continued
Banking – 27.2%continued
(Floating, U.S. SOFR + 0.38%), 1.43%, 7/31/24 (2)	$20,000	$19,701
(Floating, U.S. SOFR Compounded Index + 0.55%), 1.91%, 3/2/26 (2)	30,000	29,113
Banque Federative du Credit Mutuel S.A.,
2.13%, 11/21/22 (1)	12,495	12,449
(Floating, ICE LIBOR USD 3M + 0.96%), 2.02%, 7/20/23 (1) (2)	1,050	1,054
(Floating, U.S. SOFR + 0.41%), 1.54%, 2/4/25 (1) (2)	35,000	34,284
BNP Paribas S.A.,
3.50%, 3/1/23 (1)	4,910	4,897
4.25%, 10/15/24	13,084	13,031
Canadian Imperial Bank of Commerce,
(Floating, U.S. SOFR + 0.80%), 2.30%, 3/17/23 (2)	4,500	4,498
0.45%, 6/22/23	1,507	1,460
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.40%), 1.16%, 7/7/25 (1) (2)	7,800	7,652
(Floating, U.S. SOFR + 0.52%), 1.99%, 6/15/26 (1) (2)	29,500	28,983
Cooperatieve Rabobank U.A.,
(Floating, U.S. SOFR Compounded Index + 0.30%), 1.10%, 1/12/24 (2)	4,700	4,671
(Floating, U.S. SOFR Compounded Index + 0.38%), 1.17%, 1/10/25 (2)	9,700	9,540
Credit Agricole S.A.,
3.75%, 4/24/23 (1)	19,710	19,692
3.25%, 10/4/24 (1)	5,000	4,875
DBS Group Holdings Ltd.,
(Floating, U.S. SOFR Compounded Index + 0.30%), 1.53%, 11/22/24 (1) (2) (4)	15,000	14,876
Deutsche Bank A.G.,
0.96%, 11/8/23	7,300	6,994
(Variable, U.S. SOFR + 2.16%), 2.22%, 9/18/24 (3)	7,513	7,243
(Floating, U.S. SOFR + 1.22%), 2.44%, 11/16/27 (2)	7,500	6,859
DNB Bank ASA,
2.15%, 12/2/22 (1)	3,035	3,030
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 34.8% continued
Banking – 27.2%continued
Federation des Caisses Desjardins du Quebec,
(Floating, U.S. SOFR + 0.43%), 1.71%, 5/21/24 (1) (2)	$22,400	$21,997
HSBC Holdings PLC,
(Variable, U.S. SOFR + 0.53%), 0.73%, 8/17/24 (3)	8,020	7,689
(Floating, ICE LIBOR USD 3M + 1.38%), 3.10%, 9/12/26 (2)	22,816	22,647
ING Groep N.V.,
(Floating, U.S. SOFR + 1.01%), 2.51%, 4/1/27 (2)	27,000	25,843
Lloyds Banking Group PLC,
4.05%, 8/16/23	2,939	2,946
Macquarie Bank Ltd.,
2.10%, 10/17/22 (1)	6,000	5,982
Macquarie Group Ltd.,
(Variable, ICE LIBOR USD 3M + 1.02%), 3.19%, 11/28/23 (1) (3)	2,646	2,640
(Floating, U.S. SOFR + 0.71%), 1.56%, 10/14/25 (1) (2)	12,960	12,746
(Floating, U.S. SOFR + 0.92%), 2.42%, 9/23/27 (1) (2)	13,000	12,448
Mitsubishi UFJ Financial Group, Inc.,
2.62%, 7/18/22	22,730	22,732
3.46%, 3/2/23	7,514	7,524
Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.84%), 1.88%, 7/16/23 (2)	2,100	2,100
(Floating, ICE LIBOR USD 3M + 0.85%), 2.57%, 9/13/23 (2)	7,800	7,790
(Floating, ICE LIBOR USD 3M + 0.61%), 2.28%, 9/8/24 (2)	20,100	19,873
National Australia Bank Ltd.,
(Floating, U.S. SOFR + 0.86%), 2.28%, 6/9/25 (1) (2)	14,200	14,152
(Floating, U.S. SOFR + 0.65%), 1.45%, 1/12/27 (1) (2)	11,000	10,743
National Bank of Canada,
2.10%, 2/1/23	500	496
0.75%, 8/6/24	22,500	20,980
(Variable, U.S. SOFR + 1.01%), 3.75%, 6/9/25 (3)	7,070	7,018
Nationwide Building Society,
0.55%, 1/22/24 (1)	10,000	9,497

NORTHERN FUNDS QUARTERLY REPORT     321    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 34.8% continued
Banking – 27.2%continued
(Floating, U.S. SOFR + 1.29%), 2.51%, 2/16/28 (1) (2)	$10,700	$10,288
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.53%), 1.73%, 8/12/24 (1) (2)	10,700	10,585
(Floating, U.S. SOFR + 0.76%), 2.26%, 9/29/26 (1) (2)	32,900	31,766
Nordea Bank Abp,
1.00%, 6/9/23 (1)	13,685	13,355
(Floating, ICE LIBOR USD 3M + 0.94%), 2.54%, 8/30/23 (1) (2)	200	200
3.75%, 8/30/23 (1)	5,000	5,005
(Floating, U.S. SOFR + 0.96%), 2.37%, 6/6/25 (1) (2)	12,200	12,148
Royal Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.57%), 1.60%, 4/27/26 (2)	25,900	25,089
(Floating, U.S. SOFR Compounded Index + 0.59%), 1.66%, 11/2/26 (2)	15,000	14,499
Skandinaviska Enskilda Banken AB,
(Floating, ICE LIBOR USD 3M + 0.32%), 1.90%, 9/1/23 (1) (2)	9,520	9,476
(Floating, U.S. SOFR + 0.96%), 2.38%, 6/9/25 (1) (2)	25,000	24,988
Societe Generale S.A.,
2.63%, 10/16/24 (1)	14,505	13,948
Sumitomo Mitsui Financial Group, Inc.,
2.78%, 10/18/22	261	261
0.51%, 1/12/24	2,500	2,381
(Floating, U.S. SOFR + 0.88%), 1.67%, 1/14/27 (2)	5,840	5,656
Svenska Handelsbanken AB,
(Floating, U.S. SOFR Compounded Index + 0.91%), 2.34%, 6/10/25 (1) (2)	32,500	32,319
Swedbank AB,
1.30%, 6/2/23 (1)	2,480	2,427
0.60%, 9/25/23 (1)	7,500	7,231
Toronto-Dominion Bank (The),
0.55%, 3/4/24	1,000	952
(Floating, U.S. SOFR + 0.36%), 1.74%, 3/4/24 (2)	5,000	4,937
3.77%, 6/6/25	10,700	10,639
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 34.8% continued
Banking – 27.2%continued
(Floating, U.S. SOFR + 0.59%), 2.02%, 9/10/26 (2)	$20,000	$19,444
Westpac Banking Corp.,
2.00%, 1/13/23	2,690	2,676
1.02%, 11/18/24	1,280	1,201
(Floating, U.S. SOFR + 0.30%), 1.55%, 11/18/24 (2)	4,720	4,654
(Floating, U.S. SOFR + 1.00%), 2.31%, 8/26/25 (2)	20,500	20,412
(Floating, U.S. SOFR + 0.52%), 1.90%, 6/3/26 (2)	4,200	4,113
		844,615
Beverages – 0.6%
Coca-Cola Europacific Partners PLC,
0.50%, 5/5/23(1)	20,000	19,441
Biotechnology & Pharmaceuticals – 0.2%
GlaxoSmithKline Capital PLC,
0.53%, 10/1/23	1,015	981
Shire Acquisitions Investments Ireland DAC,
2.88%, 9/23/23	3,985	3,940
		4,921
Cable & Satellite – 0.2%
Sky Ltd.,
3.75%, 9/16/24(1)	6,000	5,980
Electric Utilities – 0.1%
Enel Finance International N.V.,
4.25%, 6/15/25(1)	4,400	4,353
Electrical Equipment – 0.1%
Siemens Financieringsmaatschappij N.V.,
0.40%, 3/11/23(1)	3,000	2,945
Governmental Banks – 0.5%
BNG Bank N.V.,
0.75%, 4/17/23 (1)	4,200	4,128
Japan Bank for International Cooperation,
1.63%, 10/17/22	4,400	4,391
1.75%, 1/23/23	6,770	6,740
Svensk Exportkredit AB,
0.75%, 4/6/23	1,300	1,278
		16,537

FIXED INCOME FUNDS    322    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 34.8% continued
Industrial Support Services – 0.2%
Element Fleet Management Corp.,
1.60%, 4/6/24(1)	$5,800	$5,523
Institutional Financial Services – 1.7%
Credit Suisse Group A.G.,
(Variable, ICE LIBOR USD 3M + 1.20%), 3.00%, 12/14/23 (1) (3)	10,000	9,933
LSEGA Financing PLC,
0.65%, 4/6/24 (1)	14,900	14,055
Sumitomo Mitsui Trust Bank Ltd.,
0.80%, 9/12/23 (1)	10,000	9,666
0.85%, 3/25/24 (1)	7,200	6,827
(Floating, U.S. SOFR + 0.44%), 1.89%, 9/16/24 (1) (2)	12,400	12,183
		52,664
Medical Equipment & Devices – 0.1%
DH Europe Finance II S.a.r.l.,
2.05%, 11/15/22	2,400	2,393
Oil & Gas Producers – 1.0%
Enbridge, Inc.,
(Floating, U.S. SOFR + 0.40%), 1.63%, 2/17/23 (2)	2,730	2,715
(Floating, U.S. SOFR Compounded Index + 0.63%), 1.87%, 2/16/24 (2)	14,180	14,008
Saudi Arabian Oil Co.,
1.25%, 11/24/23 (1)	8,196	7,921
TransCanada PipeLines Ltd.,
1.00%, 10/12/24	5,160	4,813
		29,457
Regional – 0.0%
Province of Ontario Canada,
1.75%, 1/24/23	1,000	996
Specialty Finance – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.30%, 1/23/23	1,665	1,659
(Floating, U.S. SOFR + 0.68%), 2.18%, 9/29/23 (2)	2,100	2,071
3.15%, 2/15/24	5,000	4,839
1.65%, 10/29/24	9,100	8,402
Avolon Holdings Funding Ltd.,
5.25%, 5/15/24 (1)	4,957	4,870
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 34.8% continued
Specialty Finance – 0.9%continued
SMBC Aviation Capital Finance DAC,
4.13%, 7/15/23 (1)	$5,927	$5,877
		27,718
Supranationals – 0.2%
Nordic Investment Bank,
0.38%, 5/19/23	6,500	6,365
Telecommunications – 0.4%
Bell Telephone Co. of Canada or Bell Canada (The),
0.75%, 3/17/24	6,800	6,476
Rogers Communications, Inc.,
4.10%, 10/1/23	4,900	4,929
		11,405
Transportation & Logistics – 0.1%
Canadian Pacific Railway Co.,
1.35%, 12/2/24	4,060	3,819
Total Foreign Issuer Bonds
(Cost $1,108,825)		1,080,366

U.S. GOVERNMENT AGENCIES – 2.2% (5)
Fannie Mae – 0.5%
2.00%, 10/5/22	2,000	1,999
0.25%, 5/22/23	10,000	9,772
Pool #FM3019,
3.50%, 2/1/35	2,720	2,718
Pool #MA3932,
3.50%, 2/1/35	2,443	2,436
		16,925
Federal Farm Credit Bank – 0.3%
2.80%, 7/18/22	2,000	2,001
0.25%, 2/26/24	9,150	8,768
		10,769
Freddie Mac – 1.3%
Federal Home Loan Mortgage Corp.,
0.38%, 4/20/23	21,050	20,632
0.38%, 5/5/23	10,240	10,022
0.25%, 6/26/23	5,000	4,866
Pool #ZS8641,
2.50%, 2/1/32	4,003	3,927
		39,447

NORTHERN FUNDS QUARTERLY REPORT     323    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 2.2% (5)continued
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2013-149, Class MA,
2.50%, 5/20/40	$2,186	$2,152
Total U.S. Government Agencies
(Cost $71,262)		69,293

U.S. GOVERNMENT OBLIGATIONS – 3.7%
U.S. Treasury Notes – 3.7%
1.75%, 7/15/22	5,000	5,001
1.63%, 11/15/22	7,000	6,982
1.63%, 12/15/22	25,000	24,911
0.25%, 9/30/23	5,000	4,835
0.38%, 10/31/23	24,000	23,194
2.13%, 11/30/23	10,000	9,885
2.25%, 12/31/23	10,000	9,893
2.50%, 4/30/24	25,000	24,782
0.75%, 11/15/24	5,000	4,741
		114,224
Total U.S. Government Obligations
(Cost $115,834)		114,224

MUNICIPAL BONDS – 1.0%
California – 0.1%
California State Earthquake Authority Taxable Revenue Bonds, Series B,
1.33%, 7/1/22	3,000	3,000
Florida – 0.3%
Miami-Dade County Taxable Capital Asset Acquisition Special Obligation Revenue Bonds,
0.38%, 4/1/23	7,830	7,669
Louisiana – 0.1%
Saint James Parish Variable Revenue Bonds, Series B-1, Nucor Steel LLC Project,
1.10%, 7/8/22(2) (6)	3,000	3,000
New York – 0.5%
New York State Transportation Development Corp. Special Facilities Taxable Revenue Refunding Bonds , Terminal 4 John F. Kennedy International Airport,
1.61%, 12/1/22	1,000	995
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 1.0%continued
New York – 0.5%continued
New York Taxable G.O. Unlimited Refunding Bonds, Series D, Fiscal 2021,
0.43%, 8/1/22	$1,680	$1,678
New York Taxable G.O. Unlimited Refunding Bonds, Series E, Fiscal 2021,
0.59%, 8/1/23	4,000	3,892
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA,
1.09%, 7/1/23	10,000	9,814
		16,379
Total Municipal Bonds
(Cost $30,503)		30,048

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(7) (8)	85,345,784	$85,346
Total Investment Companies
(Cost $85,346)		85,346

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 0.35%, 7/21/22(9)	$3,000	$2,999
	Total Short-Term Investments
	(Cost $3,000)	2,999

	Total Investments – 99.7%
	(Cost $3,172,554)	3,094,110
	Other Assets less Liabilities – 0.3%	8,753
	NET ASSETS – 100.0%	$3,102,863

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Variable or floating rate security. Rate as of June 30, 2022 is disclosed.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2022.
(4)	Restricted security that has been deemed illiquid. At June 30, 2022, the value of these restricted illiquid securities amounted to approximately$14,876,000 or 0.5% of net assets. Additional information on these restricted illiquid securities is as follows:

FIXED INCOME FUNDS    324    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
DBS Group Holdings Ltd.	11/16/21	$15,000

(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2022 is disclosed.
(9)	Discount rate at the time of purchase.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	7.3%
Corporate Bonds	47.8%
Security Type(1)	% of Net Assets
Foreign Issuer Bonds	34.8%
U.S. Government Agencies	2.2%
U.S. Government Obligations	3.7%
Municipal Bonds	1.0%
Investment Companies	2.8%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$227,921	$—	$227,921
Corporate Bonds(1)	—	1,483,913	—	1,483,913
Foreign Issuer Bonds(1)	—	1,080,366	—	1,080,366
U.S. Government Agencies(1)	—	69,293	—	69,293
U.S. Government Obligations(1)	—	114,224	—	114,224
Municipal Bonds(1)	—	30,048	—	30,048
Investment Companies	85,346	—	—	85,346
Short-Term Investments	—	2,999	—	2,999
Total Investments	$85,346	$3,008,764	$—	$3,094,110

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$204,346	$605,635	$724,635	$140	$85,346	85,345,784
NORTHERN FUNDS QUARTERLY REPORT     325    FIXED INCOME FUNDS

Schedule of Investments
U.S. GOVERNMENT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 0.7% (1)
Fannie Mae – 0.4%
Pool #555649,
7.50%, 10/1/32	$17	$18
Pool #BH9277,
3.50%, 2/1/48	140	137
		155
Freddie Mac – 0.0%
Pool #ZS7735,
2.00%, 1/1/32	2	1
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	93	90
Government National Mortgage Association I – 0.1%
Pool #676682,
4.50%, 6/15/25	24	25
Pool #782618,
4.50%, 4/15/24	7	7
Pool #783245,
5.00%, 9/15/24	7	7
Pool #783489,
5.00%, 6/15/25	3	3
		42
Total U.S. Government Agencies
(Cost $299)		288

U.S. GOVERNMENT OBLIGATIONS – 95.3%
U.S. Treasury Inflation Indexed Notes – 5.1%
0.13%, 1/15/23	438	558
0.38%, 7/15/23	437	553
0.50%, 4/15/24	473	550
0.13%, 7/15/24	446	548
0.13%, 7/15/30	54	58
		2,267
U.S. Treasury Notes – 90.2%
2.25%, 4/30/24	369	364
0.25%, 5/15/24	374	355
2.50%, 5/31/24	6,245	6,189
1.75%, 6/30/24	425	415
1.75%, 7/31/24	638	622
1.88%, 8/31/24	637	622
2.13%, 9/30/24	633	621
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 95.3%continued
U.S. Treasury Notes – 90.2%continued
2.25%, 10/31/24	$632	$621
2.25%, 11/15/24	675	664
2.50%, 1/31/25	623	615
2.75%, 2/28/25	618	614
2.88%, 4/30/25	618	615
2.75%, 5/15/25	6,028	5,982
0.25%, 5/31/25	145	134
2.88%, 5/31/25	587	584
0.25%, 7/31/25	677	622
0.25%, 9/30/25	133	122
0.38%, 11/30/25	128	117
0.38%, 12/31/25	159	145
2.63%, 12/31/25	119	117
0.75%, 3/31/26	320	294
2.25%, 3/31/26	371	360
0.88%, 6/30/26	302	277
1.88%, 6/30/26	295	282
0.63%, 7/31/26	299	271
0.75%, 8/31/26	293	267
1.13%, 10/31/26	211	194
1.50%, 1/31/27	265	247
0.63%, 3/31/27	92	82
0.50%, 5/31/27	257	227
2.63%, 5/31/27	7,206	7,070
0.38%, 9/30/27	244	212
2.25%, 11/15/27	226	217
0.63%, 11/30/27	236	207
0.75%, 1/31/28	229	202
1.25%, 5/31/28	215	194
2.88%, 8/15/28	595	588
1.13%, 8/31/28	208	185
3.13%, 11/15/28	588	589
2.88%, 4/30/29	2,129	2,104
2.88%, 5/15/32	5,520	5,458
		39,667
Total U.S. Government Obligations
(Cost $43,133)		41,934

FIXED INCOME FUNDS    326    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 8.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(2) (3)	3,790,125	$3,790
Total Investment Companies
(Cost $3,790)		3,790

Total Investments – 104.6%
(Cost $47,222)		46,012
Liabilities less Other Assets – (4.6%)		(2,032)
NET ASSETS – 100.0%		$43,980

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
U.S. Government Agencies	0.7%
Security Type(1)	% of Net Assets
U.S. Government Obligations	95.3%
Investment Companies	8.6%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$288	$—	$288
U.S. Government Obligations(1)	—	41,934	—	41,934
Investment Companies	3,790	—	—	3,790
Total Investments	$3,790	$42,222	$—	$46,012

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$391	$36,649	$33,250	$4	$3,790	3,790,125
NORTHERN FUNDS QUARTERLY REPORT     327    FIXED INCOME FUNDS

Schedule of Investments
U.S. TREASURY INDEX FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 99.5%
U.S. Treasury Bonds – 19.8%
6.00%, 2/15/26	$10	$11
6.50%, 11/15/26	75	85
6.38%, 8/15/27	65	75
6.13%, 11/15/27	75	86
5.50%, 8/15/28	50	57
5.25%, 11/15/28	100	112
6.13%, 8/15/29	50	60
6.25%, 5/15/30	75	92
5.38%, 2/15/31	100	118
4.50%, 2/15/36	110	129
4.75%, 2/15/37	25	30
5.00%, 5/15/37	50	62
4.38%, 2/15/38	50	58
4.50%, 5/15/38	95	112
3.50%, 2/15/39	50	52
4.25%, 5/15/39	100	114
4.50%, 8/15/39	100	118
4.38%, 11/15/39	100	116
4.63%, 2/15/40	100	119
1.13%, 5/15/40	300	209
4.38%, 5/15/40	115	133
1.13%, 8/15/40	450	311
3.88%, 8/15/40	100	108
1.38%, 11/15/40	525	378
4.25%, 11/15/40	100	113
1.88%, 2/15/41	550	431
4.75%, 2/15/41	145	175
2.25%, 5/15/41	535	446
4.38%, 5/15/41	140	160
1.75%, 8/15/41	550	418
3.75%, 8/15/41	100	105
2.00%, 11/15/41	400	318
3.13%, 11/15/41	145	139
2.38%, 2/15/42	400	339
3.13%, 2/15/42	100	96
3.00%, 5/15/42	155	145
3.25%, 5/15/42	225	219
2.75%, 8/15/42	130	117
2.75%, 11/15/42	165	148
3.13%, 2/15/43	205	195
2.88%, 5/15/43	225	205
3.63%, 8/15/43	100	103
3.75%, 11/15/43	230	241
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.5%continued
U.S. Treasury Bonds – 19.8%continued
3.63%, 2/15/44	$150	$154
3.38%, 5/15/44	150	148
3.13%, 8/15/44	225	213
3.00%, 11/15/44	255	236
2.50%, 2/15/45	150	127
3.00%, 5/15/45	175	162
2.88%, 8/15/45	175	159
3.00%, 11/15/45	80	74
2.50%, 2/15/46	150	127
2.50%, 5/15/46	250	212
2.25%, 8/15/46	325	262
2.88%, 11/15/46	100	91
3.00%, 2/15/47	200	187
3.00%, 5/15/47	150	140
2.75%, 8/15/47	300	268
2.75%, 11/15/47	300	269
3.00%, 2/15/48	290	273
3.13%, 5/15/48	325	315
3.00%, 8/15/48	400	378
3.38%, 11/15/48	400	406
3.00%, 2/15/49	350	334
2.88%, 5/15/49	400	373
2.25%, 8/15/49	400	328
2.38%, 11/15/49	325	274
2.00%, 2/15/50	415	322
1.25%, 5/15/50	550	350
1.38%, 8/15/50	650	428
1.63%, 11/15/50	500	352
1.88%, 2/15/51	675	506
2.38%, 5/15/51	650	549
2.00%, 8/15/51	525	406
1.88%, 11/15/51	450	338
2.25%, 2/15/52	500	411
2.88%, 5/15/52	325	307
		16,337
U.S. Treasury Notes – 79.7%
0.13%, 7/15/23	140	136
0.13%, 7/31/23	500	485
1.25%, 7/31/23	125	123
2.75%, 7/31/23	225	224
0.13%, 8/15/23	350	339
2.50%, 8/15/23	300	298
0.13%, 8/31/23	250	242

FIXED INCOME FUNDS    328    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.5%continued
U.S. Treasury Notes – 79.7%continued
1.38%, 8/31/23	$250	$245
2.75%, 8/31/23	200	199
0.13%, 9/15/23	330	319
0.25%, 9/30/23	500	484
1.38%, 9/30/23	250	245
2.88%, 9/30/23	130	130
0.13%, 10/15/23	285	275
0.38%, 10/31/23	500	483
1.63%, 10/31/23	150	147
2.88%, 10/31/23	250	250
0.25%, 11/15/23	400	385
2.75%, 11/15/23	500	498
0.50%, 11/30/23	500	483
2.13%, 11/30/23	200	198
2.88%, 11/30/23	250	250
0.13%, 12/15/23	450	432
0.75%, 12/31/23	250	242
2.25%, 12/31/23	250	247
2.63%, 12/31/23	150	149
0.13%, 1/15/24	500	479
0.88%, 1/31/24	250	242
2.25%, 1/31/24	300	297
2.50%, 1/31/24	250	248
0.13%, 2/15/24	450	430
2.75%, 2/15/24	450	448
1.50%, 2/29/24	500	488
2.13%, 2/29/24	200	197
2.38%, 2/29/24	150	149
0.25%, 3/15/24	550	525
2.13%, 3/31/24	400	394
2.25%, 3/31/24	350	346
0.38%, 4/15/24	300	286
2.00%, 4/30/24	250	246
2.25%, 4/30/24	300	296
2.50%, 4/30/24	250	248
0.25%, 5/15/24	450	428
2.50%, 5/15/24	575	570
2.00%, 5/31/24	300	295
2.50%, 5/31/24	750	743
1.75%, 6/30/24	275	268
2.00%, 6/30/24	300	294
3.00%, 6/30/24	375	375
0.38%, 7/15/24	300	285
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.5%continued
U.S. Treasury Notes – 79.7%continued
1.75%, 7/31/24	$250	$244
2.13%, 7/31/24	250	246
0.38%, 8/15/24	100	95
2.38%, 8/15/24	525	518
1.25%, 8/31/24	200	193
1.88%, 8/31/24	250	244
0.38%, 9/15/24	250	236
1.50%, 9/30/24	200	193
2.13%, 9/30/24	300	294
0.63%, 10/15/24	500	474
1.50%, 10/31/24	300	290
2.25%, 10/31/24	150	147
0.75%, 11/15/24	500	474
2.25%, 11/15/24	550	541
1.50%, 11/30/24	300	289
2.13%, 11/30/24	200	196
1.00%, 12/15/24	250	238
1.75%, 12/31/24	300	291
2.25%, 12/31/24	250	245
1.13%, 1/15/25	450	429
1.38%, 1/31/25	200	192
2.50%, 1/31/25	200	197
1.50%, 2/15/25	500	481
2.00%, 2/15/25	525	512
1.13%, 2/28/25	350	333
2.75%, 2/28/25	215	213
1.75%, 3/15/25	400	387
0.50%, 3/31/25	400	373
2.63%, 3/31/25	150	148
2.63%, 4/15/25	350	346
0.38%, 4/30/25	300	278
2.88%, 4/30/25	200	199
2.13%, 5/15/25	400	390
2.75%, 5/15/25	375	372
0.25%, 5/31/25	300	277
2.88%, 5/31/25	175	174
2.88%, 6/15/25	350	349
0.25%, 6/30/25	400	368
2.75%, 6/30/25	150	149
0.25%, 7/31/25	350	321
2.88%, 7/31/25	225	224
2.00%, 8/15/25	550	533
0.25%, 8/31/25	250	229

NORTHERN FUNDS QUARTERLY REPORT     329    FIXED INCOME FUNDS

Schedule of Investments
U.S. TREASURY INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.5%continued
U.S. Treasury Notes – 79.7%continued
2.75%, 8/31/25	$150	$149
0.25%, 9/30/25	500	457
3.00%, 9/30/25	200	200
0.25%, 10/31/25	500	456
3.00%, 10/31/25	200	200
2.25%, 11/15/25	445	433
0.38%, 11/30/25	355	324
2.88%, 11/30/25	150	149
0.38%, 12/31/25	400	365
2.63%, 12/31/25	300	296
0.38%, 1/31/26	350	318
2.63%, 1/31/26	150	148
1.63%, 2/15/26	550	523
0.50%, 2/28/26	500	456
2.50%, 2/28/26	100	98
0.75%, 3/31/26	500	459
2.25%, 3/31/26	250	243
0.75%, 4/30/26	250	229
2.38%, 4/30/26	225	220
1.63%, 5/15/26	450	426
0.75%, 5/31/26	300	274
2.13%, 5/31/26	175	169
0.88%, 6/30/26	500	459
1.88%, 6/30/26	225	215
0.63%, 7/31/26	550	499
1.88%, 7/31/26	300	287
1.50%, 8/15/26	520	488
0.75%, 8/31/26	150	137
1.38%, 8/31/26	200	187
0.88%, 9/30/26	450	411
1.63%, 9/30/26	150	142
1.13%, 10/31/26	500	461
1.63%, 10/31/26	200	188
2.00%, 11/15/26	500	478
1.25%, 11/30/26	600	556
1.63%, 11/30/26	250	235
1.25%, 12/31/26	350	324
1.75%, 12/31/26	200	189
1.50%, 1/31/27	575	537
2.25%, 2/15/27	410	395
1.13%, 2/28/27	200	183
1.88%, 2/28/27	500	475
0.63%, 3/31/27	180	161
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.5%continued
U.S. Treasury Notes – 79.7%continued
2.50%, 3/31/27	$550	$537
0.50%, 4/30/27	275	243
2.75%, 4/30/27	350	345
2.38%, 5/15/27	500	484
0.50%, 5/31/27	250	221
2.63%, 5/31/27	450	441
0.50%, 6/30/27	200	176
3.25%, 6/30/27	400	404
0.38%, 7/31/27	250	219
2.25%, 8/15/27	350	336
0.50%, 8/31/27	350	307
0.38%, 9/30/27	400	348
0.50%, 10/31/27	400	349
2.25%, 11/15/27	300	288
0.63%, 11/30/27	400	351
0.63%, 12/31/27	450	394
0.75%, 1/31/28	500	440
2.75%, 2/15/28	400	393
1.13%, 2/29/28	550	495
1.25%, 3/31/28	400	361
1.25%, 4/30/28	600	541
2.88%, 5/15/28	625	618
1.25%, 5/31/28	450	405
1.25%, 6/30/28	550	495
1.00%, 7/31/28	450	398
2.88%, 8/15/28	590	583
1.13%, 8/31/28	200	178
1.25%, 9/30/28	450	403
1.38%, 10/31/28	500	451
3.13%, 11/15/28	475	476
1.50%, 11/30/28	550	499
1.38%, 12/31/28	450	406
1.75%, 1/31/29	300	277
2.63%, 2/15/29	600	584
1.88%, 2/28/29	500	465
2.38%, 3/31/29	400	383
2.88%, 4/30/29	250	247
2.38%, 5/15/29	400	383
2.75%, 5/31/29	300	294
3.25%, 6/30/29	325	329
1.63%, 8/15/29	450	410
1.75%, 11/15/29	225	206
1.50%, 2/15/30	425	382

FIXED INCOME FUNDS    330    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.5%continued
U.S. Treasury Notes – 79.7%continued
0.63%, 5/15/30	$700	$584
0.63%, 8/15/30	900	746
0.88%, 11/15/30	925	781
1.13%, 2/15/31	850	730
1.63%, 5/15/31	900	804
1.25%, 8/15/31	900	775
1.38%, 11/15/31	900	781
1.88%, 2/15/32	850	770
2.88%, 5/15/32	550	544
		65,666
Total U.S. Government Obligations
(Cost $88,939)		82,003

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.12%(1) (2)	267,540	$268
Total Investment Companies
(Cost $268)		268

Total Investments – 99.8%
(Cost $89,207)		82,271
Other Assets less Liabilities – 0.2%		181
NET ASSETS – 100.0%		$82,452

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2022 is disclosed.
Percentages shown are based on Net Assets.
At June 30, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
U.S. Government Obligations	99.5%
Investment Companies	0.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations(1)	$—	$82,003	$—	$82,003
Investment Companies	268	—	—	268
Total Investments	$268	$82,003	$—	$82,271

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$691	$5,859	$6,282	$1	$268	267,540
NORTHERN FUNDS QUARTERLY REPORT     331    FIXED INCOME FUNDS